UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders

VALIC Company I, Semi-Annual Report at November 30, 2010.

VALIC Company I

Semiannual Report, November 30, 2010

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2010 (Unaudited)

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ending November 30, 2010. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

Although the six-months of the reporting period saw substantial volatility, most markets ultimately realized solid returns, and many US corporations reported positive earnings surprises. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was 9.5% for the six-month period. The bond market also fared well with the Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, returning 3.85% for the period. The MSCI EAFE Index (gross)***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, posted a strong 12.55% return as many component European nations rebounded from spring lows.

While financial markets and economic data trended mostly positive throughout the period, intermittent periods of market turmoil continued to remind investors of the recent financial crisis. This turmoil stemmed from varied global sources such as conflicting Chinese economic data releases, the announcement of an Australian resource excise tax, and the economic woes of various periphery European Union countries, on top of domestic concerns over the US economic outlook. Further highlighting this global interconnectivity, while developed markets countries were doing everything possible to kick-start their economies, the faster growing emerging markets countries generally flourished, benefitting from the cheap capital flowing from developed countries in search of better investment returns.

The recent volatility in financial markets strengthens our belief that investors usually benefit by a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. It also highlights the need for investors to regularly reassess their risk tolerance, understand their investments and identify their financial goals. Your financial advisor can help you with these tasks so you can move toward your goals with understanding and confidence.

As always, we appreciate your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the index consisted of 22 developed market country indices. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2010 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2010 and held until November 30, 2010. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2010” column and the “Expense Ratio as of November 30, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2010” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2010” column and the “Expense Ratio as of November 30, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2010” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2010 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2010	Ending Account Value Using Actual Return at November 30, 2010	Expenses Paid During the Six Months Ended November 30, 2010*	Beginning Account Value at June 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2010	Expenses Paid During the Six Months Ended November 30, 2010*	Expense Ratio as of November 30, 2010*
Asset Allocation@	$1,000.00	$1,090.62	$4.09	$1,000.00	$1,021.16	$3.95	0.78%
Blue Chip Growth#@	$1,000.00	$1,140.25	$4.56	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#@	$1,000.00	$1,067.89	$4.41	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$1,046.91	$3.44	$1,000.00	$1,021.71	$3.40	0.67%
Core Equity#@	$1,000.00	$1,065.92	$4.14	$1,000.00	$1,021.06	$4.05	0.80%
Dividend Value#	$1,000.00	$1,093.96	$4.36	$1,000.00	$1,020.91	$4.20	0.83%
Foreign Value@	$1,000.00	$1,114.99	$4.40	$1,000.00	$1,020.91	$4.20	0.83%
Global Equity	$1,000.00	$1,132.27	$5.40	$1,000.00	$1,020.00	$5.11	1.01%
Global Real Estate@	$1,000.00	$1,138.44	$4.93	$1,000.00	$1,020.46	$4.66	0.92%
Global Social Awareness@	$1,000.00	$1,113.85	$3.60	$1,000.00	$1,021.66	$3.45	0.68%
Global Strategy@	$1,000.00	$1,091.36	$3.51	$1,000.00	$1,021.71	$3.40	0.67%
Government Securities	$1,000.00	$1,025.30	$3.30	$1,000.00	$1,021.81	$3.29	0.65%
Growth#	$1,000.00	$1,136.96	$4.34	$1,000.00	$1,021.01	$4.10	0.81%
Growth & Income#@	$1,000.00	$1,092.56	$4.46	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences@	$1,000.00	$1,082.69	$6.21	$1,000.00	$1,019.10	$6.02	1.19%
Inflation Protected	$1,000.00	$1,059.00	$3.25	$1,000.00	$1,021.91	$3.19	0.63%
International Equities	$1,000.00	$1,135.69	$2.57	$1,000.00	$1,022.66	$2.43	0.48%
International Government Bond	$1,000.00	$1,080.54	$3.44	$1,000.00	$1,021.76	$3.35	0.66%
International Growth I#@	$1,000.00	$1,160.40	$5.47	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core@	$1,000.00	$1,125.93	$4.53	$1,000.00	$1,020.81	$4.31	0.85%
Large Capital Growth@	$1,000.00	$1,135.66	$4.12	$1,000.00	$1,021.21	$3.90	0.77%
Mid Cap Index	$1,000.00	$1,124.28	$2.08	$1,000.00	$1,023.11	$1.98	0.39%
Mid Cap Strategic Growth@	$1,000.00	$1,182.46	$4.65	$1,000.00	$1,020.81	$4.31	0.85%
Money Market I#	$1,000.00	$1,000.05	$1.30	$1,000.00	$1,023.76	$1.32	0.26%
Nasdaq-100® Index#	$1,000.00	$1,145.13	$2.85	$1,000.00	$1,022.41	$2.69	0.53%
Science & Technology@	$1,000.00	$1,175.56	$5.56	$1,000.00	$1,019.95	$5.16	1.02%
Small Cap Aggressive Growth#@	$1,000.00	$1,100.61	$5.21	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#@	$1,000.00	$1,117.93	$4.94	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$1,103.70	$2.37	$1,000.00	$1,022.81	$2.28	0.45%
Small Cap Special Values#@	$1,000.00	$1,068.07	$4.67	$1,000.00	$1,020.56	$4.56	0.90%
Small-Mid Growth#@	$1,000.00	$1,155.74	$5.40	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$1,093.02	$1.99	$1,000.00	$1,023.16	$1.93	0.38%
Value#	$1,000.00	$1,085.75	$4.44	$1,000.00	$1,020.81	$4.31	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period November 30, 2010” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2010	Ending Account Value Using Actual Return at November 30, 2010	Expenses Paid During the Six Months Ended November 30, 2010*	Beginning Account Value at June 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2010	Expenses Paid During the Six Months Ended November 30, 2010*	Expense Ratio as of November 30, 2010*
Asset Allocation	$1,000.00	$1,090.62	$4.09	$1,000.00	$1,021.16	$3.95	0.78%
Blue Chip Growth#	$1,000.00	$1,140.25	$4.56	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#	$1,000.00	$1,067.89	$4.35	$1,000.00	$1,020.86	$4.26	0.84%
Core Equity#	$1,000.00	$1,065.92	$4.14	$1,000.00	$1,021.06	$4.05	0.80%
Foreign Value	$1,000.00	$1,114.99	$4.40	$1,000.00	$1,020.91	$4.20	0.83%
Global Real Estate	$1,000.00	$1,138.44	$4.93	$1,000.00	$1,020.46	$4.66	0.92%
Global Social Awareness	$1,000.00	$1,113.85	$3.50	$1,000.00	$1,021.76	$3.35	0.66%

VALIC Company I

EXPENSE EXAMPLE — November 30, 2010 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2010	Ending Account Value Using Actual Return at November 30, 2010	Expenses Paid During the Six Months Ended November 30, 2010*	Beginning Account Value at June 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2010	Expenses Paid During the Six Months Ended November 30, 2010*	Expense Ratio as of November 30, 2010*
Global Strategy	$1,000.00	$1,091.36	$3.51	$1,000.00	$1,021.71	$3.40	0.67%
Growth & Income#	$1,000.00	$1,092.56	$4.46	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences	$1,000.00	$1,082.69	$6.21	$1,000.00	$1,019.10	$6.02	1.19%
International Growth I#	$1,000.00	$1,160.40	$5.47	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core	$1,000.00	$1,125.93	$4.42	$1,000.00	$1,020.91	$4.20	0.83%
Large Capital Growth	$1,000.00	$1,135.66	$4.07	$1,000.00	$1,021.26	$3.85	0.76%
Mid Cap Strategic Growth	$1,000.00	$1,182.46	$4.54	$1,000.00	$1,020.91	$4.20	0.83%
Science & Technology	$1,000.00	$1,175.56	$5.51	$1,000.00	$1,020.00	$5.11	1.01%
Small Cap Aggressive Growth#	$1,000.00	$1,100.61	$5.00	$1,000.00	$1,020.31	$4.81	0.95%
Small Cap#	$1,000.00	$1,117.93	$4.94	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Special Values#	$1,000.00	$1,068.07	$4.61	$1,000.00	$1,020.61	$4.51	0.89%
Small-Mid Growth#	$1,000.00	$1,155.74	$5.35	$1,000.00	$1,020.10	$5.01	0.99%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2010 — (Unaudited)

Industry Allocation*

Exchange — Traded Funds	9.6%
Federal Home Loan Mtg. Corp.	7.9
Diversified Financial Services	6.1
Federal National Mtg. Assoc.	3.7
Diversified Banking Institutions	3.6
Oil Companies — Integrated	3.3
Banks — Super Regional	2.3
Oil Companies — Exploration & Production	2.1
Computers	2.1
Diversified Manufacturing Operations	2.1
Electric — Integrated	1.8
Repurchase Agreements	1.8
United States Treasury Notes	1.7
Wireless Equipment	1.6
Medical — Drugs	1.6
Telephone — Integrated	1.6
Aerospace/Defense	1.4
Electronic Components — Semiconductors	1.4
Banks — Commercial	1.4
Real Estate Investment Trusts	1.3
Metal — Copper	1.1
Medical Products	1.0
Applications Software	1.0
Computer Services	1.0
Medical — Hospitals	1.0
Pipelines	1.0
Oil — Field Services	0.9
Cosmetics & Toiletries	0.9
Insurance — Property/Casualty	0.9
Multimedia	0.9
Food — Misc.	0.9
Retail — Regional Department Stores	0.8
Semiconductor Equipment	0.8
Insurance — Life/Health	0.8
Cable/Satellite TV	0.8
Networking Products	0.8
Insurance — Multi — line	0.8
Chemicals — Diversified	0.7
Transport — Services	0.7
Retail — Building Products	0.7
Web Portals/ISP	0.7
Retail — Restaurants	0.6
Engineering/R&D Services	0.6
Auto/Truck Parts & Equipment — Original	0.5
Insurance — Reinsurance	0.5
Metal — Iron	0.5
Medical — HMO	0.5
Hazardous Waste Disposal	0.5
Medical — Biomedical/Gene	0.5
Advertising Agencies	0.5
Finance — Auto Loans	0.5
Tobacco	0.5
Food — Wholesale/Distribution	0.4
Special Purpose Entities	0.4
Retail — Discount	0.4
Aerospace/Defense — Equipment	0.4
Airlines	0.4
Chemicals — Specialty	0.4
Chemicals — Plastics	0.4
Medical — Generic Drugs	0.4
Computers — Memory Devices	0.4
Medical — Wholesale Drug Distribution	0.4
Retail — Drug Store	0.4
Finance — Investment Banker/Broker	0.4
Oil & Gas Drilling	0.4
Building — Residential/Commercial	0.4
Auto — Heavy Duty Trucks	0.3
Medical Labs & Testing Services	0.3

Banks — Fiduciary	0.3
Energy — Alternate Sources	0.3
Beverages — Non — alcoholic	0.3
Investment Management/Advisor Services	0.3
Commercial Services — Finance	0.3
Enterprise Software/Service	0.3
Telecommunication Equipment	0.3
Paper & Related Products	0.3
United States Treasury Bonds	0.2
Retail — Apparel/Shoe	0.2
Telecom Services	0.2
Web Hosting/Design	0.2
Non — Hazardous Waste Disposal	0.2
Semiconductor Components — Integrated Circuits	0.2
Electronic Components — Misc.	0.2
Food — Retail	0.2
Finance — Credit Card	0.2
Apparel Manufacturers	0.2
Insurance — Mutual	0.2
Distribution/Wholesale	0.2
Time Deposits	0.2
Food — Confectionery	0.2
Transport — Rail	0.2
Medical Instruments	0.2
Retail — Major Department Stores	0.2
Beverages — Wine/Spirits	0.2
Coal	0.2
Data Processing/Management	0.2
Television	0.2
E-Commerce/Services	0.2
Oil Field Machinery & Equipment	0.2
Gold Mining	0.2
Independent Power Producers	0.2
Gambling (Non-Hotel)	0.2
Commercial Services	0.2
Oil Refining & Marketing	0.1
Broadcast Services/Program	0.1
Containers — Metal/Glass	0.1
Banks — Money Center	0.1
Schools	0.1
Casino Hotels	0.1
Electric Products — Misc.	0.1
Finance — Other Services	0.1
Electric — Generation	0.1
Gas — Distribution	0.1
Pharmacy Services	0.1
Machinery — Pumps	0.1
Retail — Office Supplies	0.1
Footwear & Related Apparel	0.1
Government National Mtg. Assoc.	0.1
Office Supplies & Forms	0.1
Machinery — Construction & Mining	0.1
Satellite Telecom	0.1
Electric — Distribution	0.1
Funeral Services & Related Items	0.1
Electronic Measurement Instruments	0.1
Finance — Commercial	0.1
Auto — Cars/Light Trucks	0.1
Office Automation & Equipment	0.1
Agricultural Chemicals	0.1
Real Estate Operations & Development	0.1
Hotels/Motels	0.1
Sovereign	0.1
Metal Processors & Fabrication	0.1
Transport — Truck	0.1
Physicians Practice Management	0.1
Food — Meat Products	0.1
Appliances	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Gas — Transportation	0.1
Retail — Consumer Electronics	0.1
Transport — Air Freight	0.1
Human Resources	0.1
Steel — Producers	0.1
Computers — Integrated Systems	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 51.2%
Advanced Materials — 0.0%
Ceradyne, Inc.†	195	$5,152

Advertising Agencies — 0.4%
Omnicom Group, Inc.	10,992	499,476
The Interpublic Group of Cos., Inc.†	1,289	13,728

		513,204

Aerospace/Defense — 1.3%
Aerovironment, Inc.†	320	7,904
Cubic Corp.	211	9,628
Esterline Technologies Corp.†	640	37,683
General Dynamics Corp.	301	19,893
National Presto Industries, Inc.	111	12,887
Northrop Grumman Corp.	4,305	265,532
Raytheon Co.	5,814	268,898
Teledyne Technologies, Inc.†	771	31,010
The Boeing Co.	17,320	1,104,496

		1,757,931

Aerospace/Defense - Equipment — 0.4%
AAR Corp.†	304	7,466
Curtiss - Wright Corp.	567	17,617
GenCorp, Inc.†	1,247	6,123
Kaman Corp.	390	10,986
Moog, Inc., Class A†	349	12,864
Orbital Sciences Corp.†	444	7,237
Triumph Group, Inc.	350	29,446
United Technologies Corp.	5,901	444,168

		535,907

Agricultural Chemicals — 0.1%
Monsanto Co.	1,215	72,803

Agricultural Operations — 0.0%
The Andersons, Inc.	391	12,637

Airlines — 0.0%
Allegiant Travel Co.	331	16,527
Skywest, Inc.	920	14,895

		31,422

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	432	6,035
Darling International, Inc.†	634	7,342

		13,377

Apparel Manufacturers — 0.2%
Carter’s, Inc.†	457	14,469
Coach, Inc.	530	29,966
Maidenform Brands, Inc.†	177	4,857
Oxford Industries, Inc.	296	7,311
Polo Ralph Lauren Corp.	1,077	117,651
Quiksilver, Inc.†	2,755	11,847
True Religion Apparel, Inc.†	542	12,157
VF Corp.	600	49,728
Volcom, Inc.	363	6,534

		254,520

Appliances — 0.1%
Whirlpool Corp.	905	66,065

Applications Software — 1.0%
Citrix Systems, Inc.†	380	25,240
Ebix, Inc.†	421	8,736
EPIQ Systems, Inc.	723	9,211
Intuit, Inc.†	4,252	190,872
Microsoft Corp.	42,086	1,060,988

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Progress Software Corp.†	921	$35,523

		1,330,570

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	577	7,224
NIKE, Inc., Class B	498	42,893

		50,117

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	306	2,096
DTS, Inc.†	239	11,219
Harman International Industries, Inc.†	434	18,918
Universal Electronics, Inc.†	236	6,485

		38,718

Auto Repair Centers — 0.0%
Midas, Inc.†	303	2,363
Monro Muffler Brake, Inc.	315	15,574

		17,937

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	6,279	100,087

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,240	174,506

Auto/Truck Parts & Equipment - Original — 0.0%
Spartan Motors, Inc.	699	3,698
Superior Industries International, Inc.	494	9,603

		13,301

Auto/Truck Parts & Equipment - Replacement — 0.0%
Standard Motor Products, Inc.	417	5,246

Banks - Commercial — 0.5%
Bank Mutual Corp.	606	2,776
Bank of the Ozarks, Inc.	278	10,533
City Holding Co.	120	3,848
Columbia Banking System, Inc.	553	9,644
Community Bank System, Inc.	480	11,558
East West Bancorp, Inc.	3,148	54,586
First BanCorp. Puerto Rico†	4,732	1,136
First Commonwealth Financial Corp.	1,284	7,961
First Financial Bancorp	446	7,368
First Financial Bankshares, Inc.	350	16,930
First Midwest Bancorp, Inc.	569	5,332
Glacier Bancorp, Inc.	1,530	20,395
Hancock Holding Co.	227	7,151
Hanmi Financial Corp.†	1,861	1,709
Home Bancshares, Inc.	272	5,630
Independent Bank Corp.	451	10,955
Lloyds Banking Group PLC†(13)	105,984	99,816
Nara Bancorp., Inc.†	565	4,610
National Penn Bancshares, Inc.	1,775	11,910
NBT Bancorp, Inc.	518	11,500
Old National Bancorp	1,854	19,115
Pinnacle Financial Partners, Inc.†	493	4,846
PrivateBancorp, Inc.	1,245	15,139
Regions Financial Corp.	13,064	70,284
S&T Bancorp, Inc.	379	7,436
Signature Bank†	864	37,973
Simmons First National Corp., Class A	249	7,234
Sterling Bancorp	356	3,343
Sterling Bancshares, Inc.	2,168	12,867
Susquehanna Bancshares, Inc.	2,759	22,210
Tompkins Financial Corp.	104	3,989
Trustco Bank Corp. NY	592	3,321

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
UMB Financial Corp.	438	$16,337
Umpqua Holdings Corp.	2,436	25,797
United Bankshares, Inc.	503	13,184
United Community Banks, Inc.†	725	1,109
Whitney Holding Corp.	2,056	19,306
Wilshire Bancorp, Inc.	150	1,062
Wintrust Financial Corp.	239	6,847
Zions Bancorporation	1,733	33,707

		630,454

Banks - Fiduciary — 0.2%
Boston Private Financial Holdings, Inc.	1,617	8,683
State Street Corp.	6,730	290,736

		299,419

Banks - Super Regional — 1.6%
Capital One Financial Corp.	5,906	219,880
Fifth Third Bancorp	10,706	127,937
KeyCorp	12,931	97,370
PNC Financial Services Group, Inc.	6,646	357,887
SunTrust Banks, Inc.	691	16,142
US Bancorp	10,761	255,897
Wells Fargo & Co.	38,203	1,039,504

		2,114,617

Beverages - Non-alcoholic — 0.3%
Dr Pepper Snapple Group, Inc.	4,445	162,821
The Coca - Cola Co.	4,349	274,726

		437,547

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	9,104	187,633

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	199	16,254

Broadcast Services/Program — 0.1%
DG FastChannel, Inc.†	361	9,108
Discovery Communications, Inc., Class A†	2,831	115,448

		124,556

Building & Construction Products-Misc. — 0.0%
Drew Industries, Inc.†	290	5,858
Gibraltar Industries, Inc.†	644	6,549
NCI Building Systems, Inc.†	273	2,842
Quanex Building Products Corp.	800	13,232
Simpson Manufacturing Co., Inc.	648	16,764

		45,245

Building & Construction-Misc. — 0.0%
Dycom Industries, Inc.†	461	6,095
Insituform Technologies, Inc., Class A†	302	6,686

		12,781

Building Products - Air & Heating — 0.0%
AAON, Inc.	153	3,924
Comfort Systems USA, Inc.	585	6,523

		10,447

Building Products - Cement — 0.0%
Eagle Materials, Inc.	340	8,453
Texas Industries, Inc.	346	13,037

		21,490

Security Description	Shares	Value (Note 2)

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	597	$6,716

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	275	8,987

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	572	7,688

Building - Maintance & Services — 0.0%
ABM Industries, Inc.	1,000	23,030

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	53	1,006
Winnebago Industries, Inc.†	224	2,347

		3,353

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,519	45,371
M/I Homes, Inc.†	394	4,543
Meritage Homes Corp.†	247	4,685
Pulte Group, Inc.†	1,857	11,625
Standard Pacific Corp.†	2,109	7,508

		73,732

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	18,790	375,800
DIRECTV, Class A†	3,016	125,254
Time Warner Cable, Inc.	2,529	155,635

		656,689

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	240	2,882
Wynn Resorts, Ltd.	236	23,860

		26,742

Casino Services — 0.0%
Shuffle Master, Inc.†	1,141	12,243

Cellular Telecom — 0.0%
Sprint Nextel Corp.†	5,479	20,711

Chemicals - Diversified — 0.3%
E.I. du Pont de Nemours & Co.	2,382	111,930
PPG Industries, Inc.	4,005	312,230
The Dow Chemical Co.	542	16,900

		441,060

Chemicals - Other — 0.0%
American Vanguard Corp.	164	1,118

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	670	13,567
PolyOne Corp.†	1,234	15,376

		28,943

Chemicals - Specialty — 0.4%
Arch Chemicals, Inc.	408	14,166
Balchem Corp.	218	6,749
Eastman Chemical Co.	947	73,686
Ecolab, Inc.	6,604	315,737
H.B. Fuller Co.	1,042	21,851
OM Group, Inc.†	443	16,657
Penford Corp.†	182	1,086
Quaker Chemical Corp.	154	5,849
Stepan Co.	60	4,233
Zep, Inc.	341	6,189

		466,203

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Circuit Boards — 0.0%
Park Electrochemical Corp.	439	$12,028
TTM Technologies, Inc.†	332	4,401

		16,429

Coal — 0.1%
Peabody Energy Corp.	1,146	67,396

Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	274	10,448

Collectibles — 0.0%
RC2 Corp.†	166	3,677

Commercial Services — 0.1%
Arbitron, Inc.	206	6,019
Healthcare Services Group, Inc.	1,398	22,270
HMS Holdings Corp.†	420	26,464
Live Nation Entertainment, Inc.†	3,174	34,152
Medifast, Inc.†	285	6,943
Pre - Paid Legal Services, Inc.†	145	9,379
StarTek, Inc.†	253	1,080
TeleTech Holdings, Inc.†	227	4,304

		110,611

Commercial Services - Finance — 0.3%
Equifax, Inc.	1,789	61,917
H&R Block, Inc.	1,976	24,878
Heartland Payment Systems, Inc.	810	12,790
Mastercard, Inc., Class A	441	104,530
Moody’s Corp.	3,022	81,080
Rewards Network, Inc.†	68	935
Wright Express Corp.†	814	35,059

		321,189

Communications Software — 0.0%
Digi International, Inc.†	532	5,107
Smith Micro Software, Inc.†	642	9,592

		14,699

Computer Aided Design — 0.0%
Autodesk, Inc.†	744	26,256

Computer Services — 0.8%
CACI International, Inc., Class A†	645	32,463
CIBER, Inc.†	1,477	4,963
Computer Sciences Corp.	392	17,495
iGate Corp.	446	8,920
Insight Enterprises, Inc.†	356	4,489
International Business Machines Corp.	6,664	942,689
Manhattan Associates, Inc.†	317	9,855
SYKES Enterprises, Inc.†	547	10,065

		1,030,939

Computer Software — 0.0%
Avid Technology, Inc.†	223	3,474
Blackbaud, Inc.	932	23,589

		27,063

Computers — 2.1%
Apple, Inc.†	7,266	2,260,816
Hewlett - Packard Co.	11,853	496,996

		2,757,812

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	416	2,134
Integral Systems, Inc.†	135	1,231
Mercury Computer Systems, Inc.†	325	5,788

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
MTS Systems Corp.	345	$13,221
NCI, Inc., Class A†	124	2,724
Netscout Systems, Inc.†	267	5,898
Radiant Systems, Inc.†	248	4,477
Radisys Corp.†	186	1,680
Stratasys, Inc.†	437	14,779
Super Micro Computer, Inc.†	378	3,893

		55,825

Computers - Memory Devices — 0.4%
EMC Corp.†	7,836	168,396
Hutchinson Technology, Inc.†	497	1,541
NetApp, Inc.†	4,456	226,944
SanDisk Corp.†	1,482	66,097

		462,978

Computers - Periphery Equipment — 0.0%
Compellent Technologies, Inc.†	179	4,654
Synaptics, Inc.†	265	7,552

		12,206

Consulting Services — 0.0%
Forrester Research, Inc.	113	3,916
MAXIMUS, Inc.	133	8,073

		11,989

Consumer Products - Misc. — 0.0%
Blyth, Inc.	42	1,872
Central Garden and Pet Co., Class A†	435	4,063
Helen of Troy, Ltd.†	236	5,574
Kid Brands, Inc.†	458	4,310
WD - 40 Co.	257	10,046

		25,865

Containers - Metal/Glass — 0.1%
Ball Corp.	1,186	78,134
Owens - Illinois, Inc.†	2,050	55,104

		133,238

Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	772	22,048
Colgate - Palmolive Co.	9,010	689,716
Procter & Gamble Co.	8,220	501,995

		1,213,759

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	332	9,671
CSG Systems International, Inc.†	725	13,645
Fiserv, Inc.†	1,320	72,996

		96,312

Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	279	7,544

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,442	25,221

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,063	4,422

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	864	19,198

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	152	5,571
Merit Medical Systems, Inc.†	600	9,144

		14,715

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Distribution/Wholesale — 0.1%
Brightpoint, Inc.†	1,487	$12,193
Genuine Parts Co.	1,725	83,041
MWI Veterinary Supply, Inc.†	169	10,326
Pool Corp.	1,055	22,355
Scansource, Inc.†	568	16,569
School Specialty, Inc.†	263	3,322
United Stationers, Inc.†	180	11,425

		159,231

Diversified Banking Institutions — 1.8%
Bank of America Corp.	34,851	381,619
Citigroup, Inc.†	56,242	236,216
JPMorgan Chase & Co.	19,448	726,966
The Goldman Sachs Group, Inc.	6,680	1,043,015

		2,387,816

Diversified Manufacturing Operations — 2.0%
3M Co.	1,803	151,416
A.O. Smith Corp.	480	18,917
Actuant Corp., Class A	1,445	34,145
AZZ, Inc.	193	7,193
Barnes Group, Inc.	350	6,681
Dover Corp.	13,465	738,017
Eaton Corp.	5,379	518,536
EnPro Industries, Inc.†	437	16,016
ESCO Technologies, Inc.	563	19,750
Federal Signal Corp.	1,324	8,487
General Electric Co.	34,708	549,428
Griffon Corp.†	356	4,315
Illinois Tool Works, Inc.	5,219	248,581
ITT Corp.	826	37,996
Leggett & Platt, Inc.	891	18,444
LSB Industries, Inc.†	346	7,979
Lydall, Inc.†	363	2,624
Parker Hannifin Corp.	877	70,362
Standex International Corp.	96	2,870
Tredegar Corp.	326	6,073
Tyco International, Ltd.	3,819	144,702

		2,612,532

Diversified Minerals — 0.0%
AMCOL International Corp.	385	10,753

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	175	10,665
Viad Corp.	323	7,671
Volt Information Sciences, Inc.†	91	608

		18,944

E - Commerce/Products — 0.0%
Blue Nile, Inc.†	192	9,494
NutriSystem, Inc.	364	7,524
Stamps.com, Inc.	91	1,198

		18,216

E - Commerce/Services — 0.1%
Expedia, Inc.	4,101	107,980
United Online, Inc.	672	4,277

		112,257

E - Marketing/Info — 0.0%
comScore, Inc.†	194	4,268
Liquidity Services, Inc.†	264	4,084

		8,352

Security Description	Shares	Value (Note 2)

E - Services/Consulting — 0.0%
Perficient, Inc.†	468	$5,279
Websense, Inc.†	557	11,547

		16,826

Electric Products - Misc. — 0.1%
Littelfuse, Inc.	470	21,747
Molex, Inc.	6,575	136,760

		158,507

Electric - Integrated — 1.2%
Allete, Inc.	660	23,318
Avista Corp.	426	9,104
Central Vermont Public Service Corp.	202	4,081
CH Energy Group, Inc.	122	5,690
CMS Energy Corp.	15,047	270,395
Constellation Energy Group, Inc.	1,520	43,107
Dominion Resources, Inc.	3,826	158,894
Duke Energy Corp.	9,057	158,950
El Paso Electric Co.†	636	16,752
Exelon Corp.	12,114	476,928
Northeast Utilities	3,983	123,871
NorthWestern Corp.	558	16,076
Pepco Holdings, Inc.	8,660	158,911
Public Service Enterprise Group, Inc.	3,234	99,704
UIL Holdings Corp.	1,074	31,543
Unisource Energy Corp.	773	27,187

		1,624,511

Electronic Components - Misc. — 0.1%
Bel Fuse, Inc., Class B	249	5,590
Benchmark Electronics, Inc.†	479	7,698
CTS Corp.	504	5,186
Daktronics, Inc.	746	10,056
Methode Electronics, Inc.	783	7,994
OSI Systems, Inc.†	392	13,669
Plexus Corp.†	859	23,309
Pulse Electronics Corp.	623	2,554
Rogers Corp.†	337	11,118

		87,174

Electronic Components - Semiconductors — 1.2%
Altera Corp.	5,606	196,715
Ceva, Inc.†	322	7,470
Diodes, Inc.†	476	11,757
DSP Group, Inc.†	497	3,802
Intel Corp.	30,097	635,649
Kopin Corp.†	1,074	4,318
LSI Corp.†	7,626	43,773
Microsemi Corp.†	1,767	39,121
Monolithic Power Systems, Inc.†	281	4,533
National Semiconductor Corp.	6,160	82,236
QLogic Corp.†	3,837	68,644
Supertex, Inc.†	100	2,501
Texas Instruments, Inc.	13,538	430,508
Volterra Semiconductor Corp.†	572	12,881

		1,543,908

Electronic Measurement Instruments — 0.0%
Analogic Corp.	99	4,601
Badger Meter, Inc.	319	13,532
FARO Technologies, Inc.†	124	3,220
Keithley Instruments, Inc.	279	6,018

		27,371

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	138	$11,126
LoJack Corp.†	393	1,937

		13,063

Electronics - Military — 0.0%
L-3 Communications Holdings, Inc.	359	25,248

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	1,031	4,011

Engineering/R&D Services — 0.6%
EMCOR Group, Inc.†	1,411	37,815
Exponent, Inc.†	107	3,736
Foster Wheeler AG†	26,078	730,184

		771,735

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	387	6,738

Enterprise Software/Service — 0.2%
BMC Software, Inc.†	422	18,737
CA, Inc.	1,056	24,172
Concur Technologies, Inc.†	347	17,770
Epicor Software Corp.†	983	9,201
JDA Software Group, Inc.†	588	15,526
MicroStrategy, Inc., Class A†	68	5,885
Omnicell, Inc.†	251	3,363
Oracle Corp.	5,431	146,854
RightNow Technologies, Inc.†	360	9,119
SYNNEX Corp.†	500	14,330
Taleo Corp., Class A†	308	9,456
Tyler Technologies, Inc.†	419	8,552

		282,965

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	1,808	20,006
THQ, Inc.†	521	2,657

		22,663

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	475	10,977

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	389	15,836

Finance - Consumer Loans — 0.0%
Portfolio Recovery Associates, Inc.†	363	23,003
World Acceptance Corp.†	333	14,672

		37,675

Finance - Credit Card — 0.2%
American Express Co.	2,990	129,228
Discover Financial Services	5,275	96,427

		225,655

Finance - Investment Banker/Broker — 0.1%
Interactive Brokers Group, Inc., Class A	898	16,469
Investment Technology Group, Inc.†	328	4,822
LaBranche & Co., Inc.†	490	1,480
optionsXpress Holdings, Inc.†	627	10,841
Piper Jaffray Cos., Inc.†	119	3,566
Stifel Financial Corp.†	762	39,495
SWS Group, Inc.	416	2,163
TradeStation Group, Inc.†	311	1,978

		80,814

Security Description	Shares	Value (Note 2)

Finance - Other Services — 0.1%
IntercontinentalExchange, Inc.†	527	$59,393
NASDAQ OMX Group, Inc.†	3,351	71,912

		131,305

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	148	2,368

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	141	3,354
TreeHouse Foods, Inc.†	556	27,622

		30,976

Food - Confectionery — 0.2%
The Hershey Co.	5,064	236,995

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	4,198	66,454

Food - Misc. — 0.8%
Cal - Maine Foods, Inc.	172	5,274
Campbell Soup Co.	5,519	187,094
ConAgra Foods, Inc.	6,161	132,338
Diamond Foods, Inc.	304	14,148
General Mills, Inc.	4,422	156,229
J & J Snack Foods Corp.	110	5,033
Kraft Foods, Inc., Class A	10,475	316,869
Lance, Inc.	690	16,153
Sara Lee Corp.	9,000	135,000
The Hain Celestial Group, Inc.†	661	17,523

		985,661

Food - Retail — 0.2%
Great Atlantic & Pacific Tea Co., Inc.†	198	594
Safeway, Inc.	6,133	140,998
SUPERVALU, Inc.	8,006	72,374

		213,966

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	179	4,133
Nash Finch Co.	262	9,681
Spartan Stores, Inc.	174	2,847
Sysco Corp.	17,579	510,142
United Natural Foods, Inc.†	363	13,591

		540,394

Footwear & Related Apparel — 0.1%
CROCS, Inc.†	1,843	32,335
Iconix Brand Group, Inc.†	1,538	28,730
Skechers U.S.A., Inc., Class A†	718	16,579
Steven Madden, Ltd.†	489	22,127
Wolverine World Wide, Inc.	1,038	32,438

		132,209

Forestry — 0.0%
Deltic Timber Corp.	116	6,033
Weyerhaeuser Co.	1,681	28,056

		34,089

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,325	25,586

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	868	11,562

Garden Products — 0.0%
Toro Co.	241	14,029

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gas - Distribution — 0.1%
New Jersey Resources Corp.	877	$37,808
Northwest Natural Gas Co.	204	9,959
Piedmont Natural Gas Co., Inc.	1,534	45,376
South Jersey Industries, Inc.	453	23,189
Southwest Gas Corp.	708	24,801
The Laclede Group, Inc.	332	11,736

		152,869

Gold Mining — 0.1%
Newmont Mining Corp.	1,217	71,596

Golf — 0.0%
Callaway Golf Co.	495	3,792

Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	8,339	616,252

Health Care Cost Containment — 0.0%
Corvel Corp.†	100	4,569

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,679	44,927

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	611	10,075
La-Z-Boy, Inc.†	399	3,005

		13,080

Hotels/Motels — 0.1%
Marcus Corp.	460	5,961
Starwood Hotels & Resorts Worldwide, Inc.	269	15,290
Wyndham Worldwide Corp.	2,065	59,369

		80,620

Human Resources — 0.1%
Administaff, Inc.	479	13,551
AMN Healthcare Services, Inc.†	300	1,680
CDI Corp.	100	1,715
Cross Country Healthcare, Inc.†	239	1,835
Heidrick & Struggles International, Inc.	249	5,172
Kelly Services, Inc., Class A†	601	10,743
On Assignment, Inc.†	776	5,331
SFN Group, Inc.†	1,120	9,598
TrueBlue, Inc.†	716	11,800

		61,425

Identification Systems — 0.0%
Brady Corp., Class A	1,119	34,610
Checkpoint Systems, Inc.†	304	5,454

		40,064

Independent Power Producers — 0.0%
Mirant Corp.†	155	1,538

Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	692	6,906

Industrial Automated/Robotic — 0.0%
Cognex Corp.	844	23,598
Gerber Scientific, Inc.†	193	1,397
Intermec, Inc.†	1,053	11,910

		36,905

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	224	7,291

Instruments - Scientific — 0.1%
Dionex Corp.†	134	12,217
FEI Co.†	812	19,326

Security Description	Shares	Value (Note 2)

Instruments - Scientific (continued)
Thermo Fisher Scientific, Inc.†	2,796	$142,204

		173,747

Insurance Brokers — 0.0%
eHealth, Inc.†	327	4,921

Insurance - Life/Health — 0.5%
Aflac, Inc.	3,941	202,962
Delphi Financial Group, Inc., Class A	896	23,009
Presidential Life Corp.	294	2,725
Principal Financial Group, Inc.	379	10,324
Prudential Financial, Inc.	6,316	320,095
Torchmark Corp.	1,783	102,469
Unum Group	737	15,838

		677,422

Insurance - Multi-line — 0.3%
Assurant, Inc.	1,808	63,768
Hartford Financial Services Group, Inc.	11,900	264,894
Horace Mann Educators Corp.	560	9,145
United Fire & Casualty Co.	454	9,416

		347,223

Insurance - Property/Casualty — 0.9%
AMERISAFE, Inc.†	285	5,270
Chubb Corp.	2,386	136,026
Employers Holdings, Inc.	316	5,103
Infinity Property & Casualty Corp.	269	15,529
ProAssurance Corp.†	677	40,099
RLI Corp.	199	11,538
Safety Insurance Group, Inc.	319	14,932
Selective Insurance Group, Inc.	817	13,481
Stewart Information Services Corp.	391	4,160
The Navigators Group, Inc.†	266	13,164
The Progressive Corp.	7,005	142,482
Tower Group, Inc.	918	23,611
Travelers Cos., Inc.	14,570	786,634

		1,212,029

Insurance - Reinsurance — 0.5%
Berkshire Hathaway, Inc., Class B†	7,639	608,675

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	557	10,639
eResearchTechnology, Inc.†	331	1,857

		12,496

Internet Connectivity Services — 0.0%
PC - Tel, Inc.†	401	2,518

Internet Content - Information/News — 0.0%
The Knot, Inc.†	645	6,031

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	268	13,987

Internet Security — 0.1%
Blue Coat Systems, Inc.†	328	8,725
Sourcefire, Inc.†	428	11,611
VeriSign, Inc.†	2,968	101,832

		122,168

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	350	9,373

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,208	114,463
Federated Investors, Inc., Class B	1,129	26,769

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
Franklin Resources, Inc.	1,398	$159,498
Legg Mason, Inc.	2,186	71,307
National Financial Partners Corp.†	623	7,326

		379,363

Lasers - System/Components — 0.0%
Cymer, Inc.†	227	8,642
Electro Scientific Industries, Inc.†	183	2,734
II-VI, Inc.†	374	15,270
Newport Corp.†	282	4,097
Rofin - Sinar Technologies, Inc.†	436	12,518

		43,261

Leisure Products — 0.0%
Brunswick Corp.	1,885	30,066
Multimedia Games, Inc.†	587	2,536

		32,602

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	143	3,967
UniFirst Corp.	113	5,793

		9,760

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†	423	12,669
Caterpillar, Inc.	1,268	107,273

		119,942

Machinery - Farming — 0.0%
Deere & Co.	131	9,786
Lindsay Corp.	266	15,704

		25,490

Machinery - General Industrial — 0.0%
Albany International Corp., Class A	371	7,828
Applied Industrial Technologies, Inc.	290	8,665
Intevac, Inc.†	331	4,403
Robbins & Myers, Inc.	701	21,738

		42,634

Machinery - Material Handling — 0.0%
Cascade Corp.	130	4,748

Machinery - Pumps — 0.1%
Flowserve Corp.	1,382	145,746

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	84	3,922
Quality Systems, Inc.	269	17,348

		21,270

Medical Instruments — 0.1%
Abaxis, Inc.†	475	12,825
CONMED Corp.†	613	13,186
CryoLife, Inc.†	217	1,224
Integra LifeSciences Holdings Corp.†	161	6,982
Kensey Nash Corp.†	190	5,157
Natus Medical, Inc.†	492	6,327
SurModics, Inc.†	370	3,422
Symmetry Medical, Inc.†	276	2,255

		51,378

Medical Labs & Testing Services — 0.3%
Bio - Reference Laboratories, Inc.†	188	3,942
Genoptix, Inc.†	374	6,384

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services (continued)
Laboratory Corp. of America Holdings†	5,191	$425,818

		436,144

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	398	2,062
Palomar Medical Technologies, Inc.†	243	3,025

		5,087

Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	584	10,471
Cantel Medical Corp.	269	5,431
Cyberonics, Inc.†	338	9,082
Greatbatch, Inc.†	371	8,129
Haemonetics Corp.†	351	20,635
Hanger Orthopedic Group, Inc.†	249	4,776
Invacare Corp.	689	18,596
Johnson & Johnson	10,495	645,967
PSS World Medical, Inc.†	879	18,107
Stryker Corp.	1,874	93,869
The Cooper Cos., Inc.	358	19,153
Varian Medical Systems, Inc.†	1,109	73,006
West Pharmaceutical Services, Inc.	527	19,984
Zimmer Holdings, Inc.†	4,402	216,843
Zoll Medical Corp.†	458	15,306

		1,179,355

Medical - Biomedical/Gene — 0.5%
Amgen, Inc.†	885	46,631
Arqule, Inc.†	286	1,553
Biogen Idec, Inc.†	1,643	105,103
Cambrex Corp.†	226	965
Celgene Corp.†	2,419	143,640
Cubist Pharmaceuticals, Inc.†	454	9,856
Emergent Biosolutions, Inc.†	165	3,023
Enzo Biochem, Inc.†	258	1,135
Gilead Sciences, Inc.†	2,123	77,489
Life Technologies Corp.†	3,575	178,053
Martek Biosciences Corp.†	257	5,654
Regeneron Pharmaceuticals, Inc.†	1,528	44,037

		617,139

Medical - Drugs — 1.5%
Abbott Laboratories	19,521	907,922
Allergan, Inc.	3,543	234,795
Bristol - Myers Squibb Co.	12,000	302,880
Cephalon, Inc.†	906	57,522
Eli Lilly & Co.	1,868	62,877
Hi - Tech Pharmacal Co., Inc.†	132	3,139
King Pharmaceuticals, Inc.†	9,844	139,292
Merck & Co., Inc.	3,287	113,303
Pfizer, Inc.	9,606	156,482
PharMerica Corp.†	236	2,563
Salix Pharmaceuticals, Ltd.†	445	19,869
Savient Pharmaceuticals, Inc.†	1,438	16,983
Viropharma, Inc.†	599	9,254

		2,026,881

Medical - Generic Drugs — 0.4%
Mylan, Inc.†	24,915	487,462
Par Pharmaceutical Cos., Inc.†	270	9,701

		497,163

Medical - HMO — 0.4%
Aetna, Inc.	2,649	78,463
AMERIGROUP Corp.†	392	16,868

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - HMO (continued)
Centene Corp.†	1,047	$24,343
Healthspring, Inc.†	1,217	32,652
Humana, Inc.†	1,747	97,902
Magellan Health Services, Inc.†	257	12,516
Molina Healthcare, Inc.†	355	9,013
UnitedHealth Group, Inc.	8,183	298,843

		570,600

Medical - Hospitals — 0.1%
MedCath Corp.†	436	5,502
Tenet Healthcare Corp.†	17,561	71,649

		77,151

Medical - Nursing Homes — 0.0%
The Ensign Group, Inc.	278	5,980

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	85	4,184
Almost Family, Inc.†	63	2,233
Amedisys, Inc.†	222	6,300
Amsurg Corp.†	502	9,227
Gentiva Health Services, Inc.†	492	11,306
LHC Group, Inc.†	246	6,507

		39,757

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	5,908	182,262
Cardinal Health, Inc.	3,651	129,902
McKesson Corp.	2,683	171,444

		483,608

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	131	5,175
Kaydon Corp.	712	24,906
Mueller Industries, Inc.	804	24,514
RTI International Metals, Inc.†	485	13,759

		68,354

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	357	5,405
Lawson Products, Inc.	85	1,709
Olympic Steel, Inc.	195	4,103

		11,217

Metal - Aluminum — 0.0%
Century Aluminum Co.†	735	10,176
Kaiser Aluminum Corp.	315	14,774

		24,950

Metal - Copper — 1.1%
Freeport - McMoRan Copper & Gold, Inc.	14,877	1,507,338

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	9,717	664,060

Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	347	6,402
Movado Group, Inc.†	225	2,700

		9,102

Motorcycle/Motor Scooter — 0.0%
Harley - Davidson, Inc.	602	18,831

Multimedia — 0.4%
EW Scripps Co., Class A†	491	4,434
News Corp., Class A	18,088	246,720
The McGraw - Hill Cos., Inc.	2,705	93,295

Security Description	Shares	Value (Note 2)

Multimedia (continued)
Viacom, Inc., Class B	3,172	$119,997

		464,446

Networking Products — 0.8%
Anixter International, Inc.	597	33,354
Black Box Corp.	245	8,778
Cisco Systems, Inc.†	21,793	417,554
Juniper Networks, Inc.†	14,789	503,122
LogMeIn, Inc.†	248	10,860
Netgear, Inc.†	272	8,644

		982,312

Non - Ferrous Metals — 0.0%
Brush Engineered Materials, Inc.†	322	11,334

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,476	98,203

Office Furnishings - Original — 0.0%
Interface, Inc. Class A	489	7,061

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,318	124,558
The Standard Register Co.	205	609

		125,167

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	3,147	142,748
Nabors Industries, Ltd.†	6,510	143,806
Pioneer Drilling Co.†	417	2,856
Seahawk Drilling, Inc.†	91	740

		290,150

Oil Companies - Exploration & Production — 1.7%
Anadarko Petroleum Corp.	22,529	1,445,461
Apache Corp.	3,229	347,570
Contango Oil & Gas Co.†	199	11,096
Gulfport Energy Corp.†	423	7,885
Occidental Petroleum Corp.	2,317	204,290
Penn Virginia Corp.	969	15,368
Petroleum Development Corp.†	402	14,319
Petroquest Energy, Inc.†	1,183	8,198
QEP Resources, Inc.	3,265	114,699
SM Energy Co.	1,343	66,734
Stone Energy Corp.†	1,033	21,342
Swift Energy Co.†	886	32,330

		2,289,292

Oil Companies - Integrated — 2.9%
Chevron Corp.	9,728	787,676
ConocoPhillips	22,968	1,381,985
Exxon Mobil Corp.	22,656	1,575,951
Hess Corp.	1,374	96,249

		3,841,861

Oil Field Machinery & Equipment — 0.2%
Gulf Island Fabrication, Inc.	305	8,162
Lufkin Industries, Inc.	637	32,251
National Oilwell Varco, Inc.	2,331	142,867

		183,280

Oil Refining & Marketing — 0.1%
Holly Corp.	940	33,784
Sunoco, Inc.	3,207	128,729

		162,513

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services — 0.9%
Basic Energy Services, Inc.†	492	$7,134
CARBO Ceramics, Inc.	146	14,184
Halliburton Co.	20,753	785,293
Hornbeck Offshore Services, Inc.†	495	10,915
Matrix Service Co.†	560	5,561
Oil States International, Inc.†	1,069	63,424
Schlumberger, Ltd.	3,619	279,893
SEACOR Holdings, Inc.†	451	49,159
Tetra Technologies, Inc.†	1,619	17,809

		1,233,372

Paper & Related Products — 0.2%
Buckeye Technologies, Inc.	837	16,673
Clearwater Paper Corp.†	166	13,363
International Paper Co.	2,115	52,811
KapStone Paper and Packaging Corp.†	587	8,641
MeadWestvaco Corp.	3,996	99,261
Neenah Paper, Inc.	210	3,868
Schweitzer - Mauduit International, Inc.	288	18,089
Wausau Paper Corp.	663	5,112

		217,818

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	829	35,581
Express Scripts, Inc.†	1,339	69,749
Medco Health Solutions, Inc.†	723	44,334

		149,664

Physical Therapy/Rehabilitation Centers — 0.0%
RehabCare Group, Inc.†	530	10,722

Physicians Practice Management — 0.0%
Healthways, Inc.†	477	4,603
IPC The Hospitalist Co., Inc.†	125	4,053

		8,656

Pipelines — 0.3%
Oneok, Inc.	3,262	166,721
The Williams Cos., Inc.	7,209	164,437

		331,158

Poultry — 0.0%
Sanderson Farms, Inc.	411	18,191

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	500	5,840
Powell Industries, Inc.†	131	4,608
Vicor Corp.	151	2,534

		12,982

Printing - Commercial — 0.0%
Consolidated Graphics, Inc.†	146	6,944

Private Corrections — 0.0%
The Geo Group, Inc.†	496	11,954

Protection/Safety — 0.0%
Landauer, Inc.	200	13,122

Publishing - Newspapers — 0.0%
The Dolan Co.†	234	3,206

Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	854	15,594
Apartment Investment & Management Co., Class A	7,292	175,883
BioMed Realty Trust, Inc.	2,735	48,218
Cedar Shopping Centers, Inc.	993	6,018
Colonial Properties Trust	654	11,772

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
DiamondRock Hospitality Co.†	1,188	$12,510
Digital Realty Trust, Inc.	9,730	511,020
EastGroup Properties, Inc.	574	22,885
Entertainment Properties Trust	358	16,575
Extra Space Storage, Inc.	1,171	18,759
Franklin Street Properties Corp.	1,475	18,924
Healthcare Realty Trust, Inc.	489	10,093
Home Properties, Inc.	798	42,765
Inland Real Estate Corp.	1,584	13,464
Kilroy Realty Corp.	1,114	38,010
Kite Realty Group Trust	907	4,553
LaSalle Hotel Properties	1,485	35,343
Lexington Realty Trust	2,458	19,295
LTC Properties, Inc.	198	5,344
Medical Properties Trust, Inc.	1,596	16,726
Mid-America Apartment Communities, Inc.	698	42,836
National Retail Properties, Inc.	1,117	29,053
Parkway Properties, Inc.	169	2,685
Pennsylvania Real Estate Investment Trust	1,177	15,807
Post Properties, Inc.	1,036	35,297
PS Business Parks, Inc.	398	20,624
Public Storage	2,561	247,393
Sovran Self Storage, Inc.	396	14,268
Tanger Factory Outlet Centers	570	27,349
Universal Health Realty Income Trust	188	6,593
Urstadt Biddle Properties, Inc., Class A	178	3,275
Ventas, Inc.	1,266	64,908

		1,553,839

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	468	8,433

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	221	3,295

Research & Development — 0.0%
Kendle International, Inc.†	115	1,036
Parexel International Corp.†	950	16,682

		17,718

Retail-Apparel/Shoe — 0.2%
Brown Shoe Co., Inc.	933	13,267
Christopher & Banks Corp.	275	1,466
Gap, Inc.	5,138	109,748
Genesco, Inc.†	322	12,384
HOT Topic, Inc.	948	5,811
JOS. A. Bank Clothiers, Inc.†	376	16,935
Liz Claiborne, Inc.†	2,010	14,693
Ross Stores, Inc.	639	41,458
Stein Mart, Inc.	207	2,049
The Buckle, Inc.	201	7,668
The Cato Corp., Class A	467	13,333
The Children’s Place Retail Stores, Inc.†	339	17,598
The Finish Line, Inc., Class A	1,157	20,653
The Men’s Wearhouse, Inc.	1,121	31,971

		309,034

Retail-Auto Parts — 0.0%
The Pep Boys-Manny, Moe & Jack	1,117	13,840

Retail-Automobile — 0.0%
Group 1 Automotive, Inc.	358	13,865
Lithia Motors, Inc., Class A	461	5,975
Sonic Automotive, Inc., Class A†	468	5,794

		25,634

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†	911	$39,847

Retail - Building Products — 0.7%
Home Depot, Inc.	24,256	732,774
Lowe’s Cos., Inc.	5,552	126,030
Lumber Liquidators Holdings, Inc.†	496	11,676

		870,480

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,468	62,713

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	805	31,995

Retail - Discount — 0.4%
Big Lots, Inc.†	554	16,980
Fred’s, Inc. Class A	302	3,862
HSN, Inc.†	296	8,392
Target Corp.	4,521	257,426
Tuesday Morning Corp.†	569	2,959
Wal-Mart Stores, Inc.	4,560	246,650

		536,269

Retail - Drug Store — 0.2%
CVS Caremark Corp.	6,532	202,492
Walgreen Co.	1,510	52,623

		255,115

Retail - Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	575	27,853

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	395	4,744
Kirkland’s, Inc.†	230	2,748

		7,492

Retail - Jewelry — 0.0%
Zale Corp.†	492	1,466

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	471	3,594

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.	771	32,999
TJX Cos., Inc.	3,976	181,345

		214,344

Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	654	11,177
Staples, Inc.	5,744	126,425

		137,602

Retail-Pawn Shops — 0.0%
Cash America International, Inc.	226	8,181
EzCorp, Inc., Class A†	1,047	26,342
First Cash Financial Services, Inc.†	488	14,050

		48,573

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	488	8,652

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	859	25,856

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.†	8,129	458,638
Macy’s, Inc.	23,587	605,714
Stage Stores, Inc.	802	12,135

		1,076,487

Security Description	Shares	Value (Note 2)

Retail - Restaurants — 0.6%
Biglari Holdings, Inc.†	17	$6,601
BJ’s Restaurants, Inc.†	326	11,948
Buffalo Wild Wings, Inc.†	387	18,766
California Pizza Kitchen, Inc.†	523	8,844
CEC Entertainment, Inc.†	458	17,184
Cracker Barrel Old Country Store, Inc.	181	9,531
DineEquity, Inc.†	119	6,357
Jack in the Box, Inc.†	424	8,529
McDonald’s Corp.	6,349	497,127
O’Charley’s, Inc.†	145	1,003
Papa John’s International, Inc.†	158	4,046
PF Chang’s China Bistro, Inc.	344	17,386
Red Robin Gourmet Burgers, Inc.†	235	4,355
Ruby Tuesday, Inc.†	982	12,560
Ruth’s Hospitality Group, Inc.†	423	2,090
Sonic Corp.†	1,311	12,271
Starbucks Corp.	3,612	110,527
Texas Roadhouse, Inc.†	816	13,945

		763,070

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	464	6,403
Cabela’s Inc.†	574	12,771
Hibbett Sports, Inc.†	358	12,262
Zumiez, Inc.†	443	14,092

		45,528

Retail - Video Rentals — 0.0%
Coinstar, Inc.†	460	29,642

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	4,596	43,938

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	531	5,098

Savings & Loans/Thrifts — 0.0%
Brookline Bancorp, Inc.	791	7,776
Dime Community Bancshares	212	2,894
Provident Financial Services, Inc.	798	10,996

		21,666

Schools — 0.1%
American Public Education, Inc.†	142	4,852
Apollo Group, Inc., Class A†	1,234	41,956
Capella Education Co.†	356	19,505
DeVry, Inc.	2,217	95,198
Universal Technical Institute, Inc.	160	3,314

		164,825

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	2,041	14,675

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	3,792	134,843
Cypress Semiconductor Corp.†	2,276	35,665
Exar Corp.†	340	2,278
Hittite Microwave Corp.†	519	29,708
Micrel, Inc.	697	8,629
Pericom Semiconductor Corp.†	317	3,167
Power Integrations, Inc.	428	17,244
Sigma Designs, Inc.†	395	4,740
Standard Microsystems Corp.†	309	8,420
TriQuint Semiconductor, Inc.†	2,338	27,846

		272,540

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment — 0.8%
Applied Materials, Inc.	9,303	$115,636
ATMI, Inc.†	670	12,026
Brooks Automation, Inc.†	1,392	10,092
Cabot Microelectronics Corp.†	179	7,065
Cohu, Inc.	182	2,635
Kulicke & Soffa Industries, Inc.†	1,498	9,932
Lam Research Corp.†	17,128	776,412
MKS Instruments, Inc.†	386	7,863
Novellus Systems, Inc.†	1,211	36,512
Rudolph Technologies, Inc.†	667	4,976
Teradyne, Inc.†	1,333	15,809
Tessera Technologies, Inc.†	693	13,798
Ultratech, Inc.†	186	3,417
Varian Semiconductor Equipment Associates, Inc.†	1,592	50,196
Veeco Instruments, Inc.†	642	28,235

		1,094,604

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	280	5,060

Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	2,072	14,007
Oplink Communications, Inc.†	323	5,584

		19,591

Telecom Services — 0.0%
Cbeyond, Inc.†	237	3,124
Neutral Tandem, Inc.†	528	7,587
NTELOS Holdings Corp.	380	6,453
USA Mobility, Inc.	170	2,893

		20,057

Telecommunication Equipment — 0.2%
Applied Signal Technology, Inc.	285	9,365
Arris Group, Inc.†	962	9,630
Comtech Telecommunications Corp.	218	6,466
Harris Corp.	2,465	109,051
Network Equipment Technologies, Inc.†	231	938
Nortel Networks Corp.†	62	1
Symmetricom, Inc.†	933	6,204
Tekelec†	1,456	17,982
Tellabs, Inc.	15,015	94,745
Tollgrade Communications, Inc.†	161	1,378

		255,760

Telephone - Integrated — 1.3%
AT&T, Inc.	38,531	1,070,777
Atlantic Tele-Network, Inc.	139	4,766
General Communication, Inc., Class A†	301	3,392
Verizon Communications, Inc.	18,319	586,391

		1,665,326

Television — 0.1%
CBS Corp., Class B	6,762	113,872

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	213	5,796

Tobacco — 0.5%
Alliance One International, Inc.†	687	2,666
Altria Group, Inc.	7,530	180,720
Lorillard, Inc.	1,550	123,349
Philip Morris International, Inc.	5,281	300,436

		607,171

Security Description	Shares	Value (Note 2)

Toys — 0.0%
Jakks Pacific, Inc.†	215	$4,139

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	486	9,200
Synchronoss Technologies, Inc.†	369	9,590

		18,790

Transport - Rail — 0.1%
CSX Corp.	1,686	102,526
Union Pacific Corp.	251	22,617

		125,143

Transport - Services — 0.5%
Bristow Group, Inc.†	278	12,207
FedEx Corp.	739	67,338
Hub Group, Inc., Class A†	802	26,169
Ryder System, Inc.	1,519	65,484
United Parcel Service, Inc., Class B	7,593	532,497

		703,695

Transport - Truck — 0.1%
Arkansas Best Corp.	195	4,804
Forward Air Corp.	617	16,980
Heartland Express, Inc.	749	11,572
Knight Transportation, Inc.	476	9,177
Old Dominion Freight Line, Inc.†	892	25,761

		68,294

Travel Services — 0.0%
Interval Leisure Group, Inc.†	860	14,250

Veterinary Diagnostics — 0.0%
Neogen Corp.†	483	17,943

Water — 0.0%
American States Water Co.	396	14,486

Web Portals/ISP — 0.7%
Google, Inc., Class A†	1,531	850,792
InfoSpace, Inc.†	507	3,914

		854,706

Wire & Cable Products — 0.0%
Belden, Inc.	360	11,981
Encore Wire Corp.	404	9,203

		21,184

Wireless Equipment — 1.5%
American Tower Corp., Class A†	19,113	966,544
EMS Technologies, Inc.†	325	6,042
Motorola, Inc.†	22,565	172,848
Novatel Wireless, Inc.†	243	2,384
QUALCOMM, Inc.	18,135	847,630
Viasat, Inc.†	863	35,693

		2,031,141

Total Common Stock
(cost $61,748,014)		68,077,185

EXCHANGE - TRADED FUNDS — 9.6%
iShares MSCI Emerging Markets Index Fund	136,880	6,128,117
iShares S&P SmallCap 600 Index Fund	2,995	191,380
SPDR Gold Trust†	2,047	277,205
SPDR S&P 500 ETF Trust, Series 1	643	76,183
Vanguard Emerging Markets ETF	133,320	6,071,393

Total Exchange-Traded Funds
(cost $11,394,073)		12,744,278

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.8%
Banks - Super Regional — 0.1%
US Bancorp FRS 7.19%	111	$84,915
Wachovia Capital Trust IX 6.38%	3,100	76,973

		161,888

Diversified Banking Institutions — 0.3%
Ally Financial, Inc. 7.00%*	47	41,962
HSBC Holdings PLC 8.00%	3,240	87,286
The Goldman Sachs Group, Inc. 6.13%	12,000	288,840

		418,088

Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(1)	5,900	149,565

Finance - Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXIX 6.70%	6,120	157,284

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	1,188

Special Purpose Entity — 0.2%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	7,600	167,200

Total Preferred Stock
(cost $1,088,289)		1,055,213

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14†(6)(7)	143	0

Television — 0.0%
Ion Media Networks, Inc.†(6)	9	450

Total Warrants
(cost $148)		450

ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*(2)(6)(7)	$500,000	484,258
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.86% due 04/24/49*(2)	100,000	95,823
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(2)	500,000	485,221
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	215,000	228,208
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class AM 5.98% due 06/10/46(2)	229,000	234,455
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class B 5.98% due 06/10/46(2)	500,000	383,824
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	255,000	261,375

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	$200,000	$200,548
GMAC Mortgage Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(3)	495,784	491,320
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/45(2)	500,000	465,596
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.41% due 09/15/42(2)	100,000	91,670
Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/44(2)	600,000	571,724
Morgan Stanley Capital I VRS Series 2007-IQ16, Class AM 6.31% due 12/12/49(2)	600,000	595,381
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 6.00% due 08/12/45*(2)	1,100,000	1,081,277
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	192,724	193,091
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	251,544	257,833
Soundview Home Equity Loan Trust FRS Series 2007-OPT1, Class 2A1 0.33% due 06/25/37	703,526	639,528

Total Asset Backed Securities
(cost $6,403,452)		6,761,132

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09(4)(6)(7)(10)(11)† (cost $20,000)	20,000	19,000

U.S. CORPORATE BONDS & NOTES — 15.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	123,769

Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	37,000	38,203

Aerospace/Defense — 0.1%
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	147,000	142,363
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	19,000	19,760

		162,123

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	9,000	9,391

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.4%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	$434,000	$470,890
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	23,793	27,541

		498,431

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	300,000	321,750

Auto/Truck Parts & Equipment - Original — 0.5%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	280,000	298,550
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	14,000	14,980
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	334,000	364,060

		677,590

Banks - Commercial — 0.4%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	56,000	50,460
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	36,140	35,237
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	149,000	162,523
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	29,620
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	54,934
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	74,000	69,005
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	60,000	61,954

		463,733

Banks - Fiduciary — 0.1%
State Street Capital Trust IV, Ltd. FRS Guar. Notes 1.29% due 06/01/77	202,000	150,280

Banks - Money Center — 0.0%
Chase Capital III, Ltd. FRS Guar. Notes 0.85% due 03/01/27	72,000	55,923

Banks - Super Regional — 0.6%
BAC Capital Trust XIII, Ltd. FRS Guar. Notes 0.69% due 03/15/12(8)	178,000	110,711
BAC Capital Trust XV, Ltd. FRS Guar. Notes 1.10% due 06/01/56	50,000	31,144

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional (continued)
JPMorgan Chase Bank NA Jr. Sub. Notes 5.88% due 06/13/16	$53,000	$59,261
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	70,000	51,377
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	45,000	48,100
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	12,665
USB Capital IX, Ltd. FRS Guar. Notes 6.19% due 04/15/11(8)	39,000	30,420
Wachovia Capital Trust III, Ltd. FRS Guar. Notes FRB 5.80% due 03/15/11(8)	208,000	174,720
Wachovia Corp. FRS Senior Notes 0.56% due 06/15/17	85,000	78,118
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	101,000	96,964
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	50,000	52,500

		745,980

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	21,000	22,575

Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	23,000	17,250
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	38,000	39,615

		56,865

Building Products - Cement — 0.0%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	30,000	29,983

Building - Residential/Commercial — 0.3%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	25,000	23,562
K. Hovnanian Enterprises, Inc. Senior Notes 10.63% due 10/15/16	20,000	20,225
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	305,000	314,150

		357,937

Cable/Satellite TV — 0.3%
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	44,135

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	$33,000	$37,702
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	60,000	62,100
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	60,000	66,900
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	52,000	53,430
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	9,000	9,551
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	50,000	54,250
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	64,000	73,101

		401,169

Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	25,000	27,500

Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	32,000	34,880
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	19,050
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	43,000	48,590
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	31,000	31,639

		134,159

Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	26,000	16,933

Cellular Telecom — 0.0%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	21,000	20,265

Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	60,000	58,376
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	108,000	105,342
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	17,000	16,485

Security Description	Principal Amount	Value (Note 2)

Chemicals-Diversified (continued)
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	$73,000	$70,098
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	33,000	32,999
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	96,000	110,207
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	35,000	37,713
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	39,000	38,571

		469,791

Chemicals - Plastics — 0.4%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	460,000	473,800

Chemicals - Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	40,000	42,400

Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	32,000	35,120
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	32,000	34,640
Foresight Energy LLC / Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	30,000	31,800
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	35,000	35,000

		136,560

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	60,000	57,750

Commercial Services - Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	50,000	50,730

Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	48,812
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	12,000	12,900
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	141,978

		203,690

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers - Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	$25,000	$25,469

Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Notes 10.88% due 04/15/16*	25,000	24,750
Reynolds Group Issuer, Inc. Senior Notes 9.00% due 04/15/19*	20,000	20,350

		45,100

Containers - Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	21,000	22,838
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	24,000	24,720

		47,558

Containers - Paper/Plastic — 0.0%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	15,000	14,400
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	29,295

		43,695

Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	30,000	31,500

Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	105,000	105,280

Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	27,000	24,368

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	25,000	24,781

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	43,000	42,570

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	40,000	42,300
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	55,000	50,050

		92,350

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 1.5%
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	$24,000	$25,260
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	991
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(8)	100,000	99,910
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	246,000	253,024
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	60,000	65,626
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	65,000	60,887
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	66,000	69,492
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	76,000	82,472
JP Morgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	578,000	570,152
JP Morgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	65,000	69,154
JP Morgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	23,000	16,603
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/16	114,000	111,336
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	257,000	251,141
Morgan Stanley Senior Notes 5.55% due 04/27/17	211,000	222,687
Morgan Stanley Senior Notes 5.95% due 12/28/17	90,000	95,047
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	24,000	25,069

		2,018,851

Diversified Financial Services — 0.9%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	874,000	908,960
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	116,000	112,421
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	100,000	101,438

		1,122,819

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	$97,000	$106,147

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	81,000	82,012

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	110,000	109,201

Electric - Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	74,000	76,960
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	79,000	76,996

		153,956

Electric - Integrated — 0.6%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	56,000	55,624
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	67,535
Cleco Power LLC Senior Notes 6.00% due 12/01/40	57,000	57,604
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	111,309
Energy East Corp. Notes 6.75% due 07/15/36	42,000	44,639
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	33,000	32,599
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	126,000	122,378
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	55,000	55,784
Kentucky Utilities Co. 1st. Mtg. Notes 5.13% due 11/01/40*	55,000	55,689
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	22,000	21,285
Mirant Mid - Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	47,410	51,203
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09(6)(7)†	125,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	32,000	37,251

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	$20,000	$21,792
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	57,000	33,915

		768,607

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	134,000	131,655
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	2,000	2,235
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	39,000	44,460

		178,350

Electronic Components - Semiconductors — 0.2%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	54,000	53,982
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	54,000	53,813
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(5)	20,000	20,100
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	21,000	21,997
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	13,000	14,008
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	45,000	46,811

		210,711

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	68,000	77,773

Energy - Alternate Sources — 0.3%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	405,000	435,881

Enterprise Software/Service — 0.1%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	70,000	72,450

Finance - Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	510,000	560,310
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	61,000	75,565

		635,875

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	$20,000	$21,358
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	77,000	80,426

		101,784

Finance - Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	33,000	33,000

Finance - Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	70,000	69,241
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12(8)(9)(10)†	45,000	4
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16(9)(10)†	44,000	9,515
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17(9)(10)†	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38(9)(10)†	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	67,000	68,751
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	76,000	81,472

		228,997

Finance - Other Services — 0.0%
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	25,000	24,063

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,375

Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	32,000	33,120

Food - Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	52,000	59,759

Food - Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	45,000	50,977

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	27,000	26,831

Security Description	Principal Amount	Value (Note 2)

Funeral Services & Related Items (continued)
Service Corp. International Senior Notes 8.00% due 11/15/21	$52,000	$54,600

		81,431

Gambling (Non - Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	97,000	93,362

Gas - Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	70,000	64,575

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	32,000	33,760

Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	30,000	31,800

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	25,250
Calpine Corp. Escrow Notes 8.75% due 07/15/13(6)(7)†	145,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	58,000	54,230
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	15,000	14,250
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20*	15,000	14,288
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	59,000	59,147

		167,165

Insurance - Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	43,220
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	55,000	58,274
Protective Life Corp. Senior Notes 8.45% due 10/15/39	180,000	193,407
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	95,000	94,190

		389,091

Insurance - Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	54,000	53,554

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	$61,000	$64,195
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/68	55,000	58,025
MetLife, Inc. Senior Notes 6.75% due 06/01/16	40,000	46,934
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	90,000	92,508
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	23,000	26,677

		341,893

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	60,000	62,894
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	60,000	53,208
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	137,000	135,630

		251,732

Machinery - Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	33,000	36,383
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	4,000	4,320

		40,703

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	165,000	166,650

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	56,000	56,870

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	76,000	93,531
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(5)	70,000	71,750

		165,281

Medical - Biomedical/Gene — 0.0%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	30,000	32,775

Medical - Drugs — 0.1%
Schering-Plough Corp. Company Guar. Notes 6.00% due 09/15/17	88,000	105,434

Security Description	Principal Amount	Value (Note 2)

Medical - HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	$77,000	$87,946

Medical - Hospitals — 0.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	41,000	43,204
HCA, Inc. Senior Notes 7.50% due 11/15/95	53,000	42,002
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	905,000	986,450
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	45,000	44,775
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	35,000	37,275

		1,153,706

MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	30,000	27,600

Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	66,765
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	90,000	89,591
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	105,000	107,227
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	68,000	72,517
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	105,000	110,828
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	133,000	152,211

		599,139

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	30,000	31,275

Non - Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	46,000	48,818
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	90,000	98,847
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	98,455

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non - Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	$44,000	$47,693

		293,813

Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	88,000	93,280

Oil Companies - Exploration & Production — 0.3%
Apache Corp. Senior Notes 3.63% due 02/01/21	48,000	47,506
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	25,000	22,312
Carrizo Oil & Gas, Inc. Senior Notes 8.63% due 10/15/18*	40,000	39,800
Chesapeake Energy Corp. Company Guar. Notes 7.25% due 12/15/18	25,000	26,250
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	90,000	90,033
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	29,000	29,797
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	15,000	15,375
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	39,000	42,672
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	55,000	58,300
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	8,000	8,484
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	13,000	14,503
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	25,000	26,375

		421,407

Oil Companies - Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	54,000	53,995

Oil Refining & Marketing — 0.0%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	38,000	36,133

Oil - Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	25,000	27,625
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	15,000	15,000

		42,625

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products — 0.1%
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	$37,000	$36,607
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	45,000	50,625

		87,232

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	20,000	19,600

Physicians Practice Management — 0.1%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	49,000	59,045

Pipelines — 0.6%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	55,000	55,000
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.10% due 11/15/15	48,000	48,120
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	134,000	143,713
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	36,000	37,260
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	25,000	26,875
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	120,000	130,676
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	60,000	68,931
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	40,000	43,900
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	60,000	59,501
Williams Partners LP Senior Notes 7.50% due 06/15/11	168,000	173,507

		787,483

Printing - Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	32,000	33,520

Publishing - Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	35,000	35,000

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	36,000	36,602

25

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	$30,000	$32,475
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	30,000	33,016

		102,093

Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	25,000	22,376
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	51,000	50,647

		73,023

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(7)	60,000	126

Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	17,000	17,510
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	24,688

		42,198

Retail - Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	135,000	150,570
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	60,000	62,250

		212,820

Retail - Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	30,000	31,200

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	16,000	16,080
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	35,175

		51,255

Retail - Restaurants — 0.0%
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	47,000	51,230

Retail - Toy Stores — 0.0%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	38,000	40,375

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	40,000	37,400

Security Description	Principal Amount	Value (Note 2)

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	$30,000	$27,525

Special Purpose Entities — 0.1%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	128,000	119,403
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(8)	76,000	52,630

		172,033

Steel - Producers — 0.1%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	30,000	30,787
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	28,000	29,470

		60,257

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	15,000	15,356

Telecom Services — 0.2%
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	35,000	36,575
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	62,287
Qwest Corp. Senior Notes 8.88% due 03/15/12	106,000	115,275
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	20,000	21,900

		236,037

Telecommunication Equipment — 0.1%
Harris Corp. Notes 4.40% due 12/15/20	30,000	29,829
Harris Corp. Senior Notes 6.15% due 12/15/40	55,000	54,699

		84,528

Telephone - Integrated — 0.1%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	14,700
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	11,000
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	10,000	11,000
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	23,000	24,438

26

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	$45,000	$38,250
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	42,000	41,580
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	30,000	31,954

		172,922

Television — 0.1%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	55,000	52,404
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(5)	31,803	33,632
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11(6)(7)†	30,000	0

		86,036

Transport - Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	47,803	45,533
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	19,004	16,343

		61,876

Transport - Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	50,000	50,379

Transport - Rail — 0.1%
CSX Corp. Senior Notes 3.70% due 10/30/20	108,000	105,886

Transport - Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	45,000	47,250
Ryder System, Inc. Notes 3.60% due 03/01/16	47,000	47,660

		94,910

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	287,000	300,632

Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 6.50% due 09/01/25	143,000	152,462

Total U.S. Corporate Bonds & Notes
(cost $20,606,095)		20,902,539

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Banks - Commercial — 0.5%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	$105,000	$94,500
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	60,000	63,099
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	56,000	53,200
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	60,000	64,137
Groupe BPCE FRS Notes 2.78% due 12/30/10(8)	102,000	70,676
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	36,000	38,142
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	58,000	57,225
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	80,000	80,473
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(8)	180,000	110,700

		632,152

Banks - Money Center — 0.1%
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	130,000	119,858

Diversified Banking Institutions — 0.0%
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(8)	25,000	21,750

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	46,000	52,629

Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	10,000	10,200

Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	112,000	108,670

Insurance - Multi-line — 0.2%
Aegon NV FRS Sub. Notes 2.63% due 07/15/14(8)	75,000	45,818
Catlin Insurance Co., Ltd. FRS Notes 7.25% due 01/19/17*(8)	45,000	40,050
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	97,015

27

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	$60,000	$60,912

		243,795

Insurance - Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	60,000	64,778

Metal - Diversified — 0.0%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	56,000	60,325

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	73,000	76,108

Oil Companies - Exploration & Production — 0.1%
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	27,740
Nexen, Inc. Senior Notes 5.88% due 03/10/35	47,000	47,122
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	48,000	33,000

		107,862

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	82,000	82,490
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	120,000	124,929
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	178,000	220,005
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	90,000	89,497

		516,921

Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	27,000	31,421

Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	94,000	92,840

Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	111,000	114,330

Special Purpose Entities — 0.1%
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	85,000	99,357

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entities (continued)
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(8)	$101,000	$99,864

		199,221

SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	39,000	45,176

Telecom Services — 0.0%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	30,000	29,550

Telephone - Integrated — 0.2%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	97,000	102,869
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13	60,000	58,931
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	61,000	67,653

		229,453

Transport - Services — 0.1%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*	102,000	100,928

Total Foreign Corporate Bonds & Notes
(cost $2,810,236)		2,857,967

FOREIGN GOVERNMENT AGENCIES — 0.1%
Sovereign — 0.1%
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41 (cost $76,601)	72,000	74,340

MUNICIPAL BONDS & NOTES — 0.0%
Municipal Bonds — 0.0%
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30 (cost $25,000)	25,000	24,824

U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Mtg. Corp. — 7.9%
4.50% due 01/01/39	88,247	91,723
4.50% due 12/01/39	1,284,049	1,343,454
5.00% due 10/01/33	15,871	16,870
5.00% due 07/01/35	72,533	76,959
5.00% due 01/01/37	135,137	143,045
5.00% due 03/01/38	168,532	178,341
5.00% due December TBA	750,000	792,773
5.50% due 01/01/36	1,076,092	1,161,629
5.50% due 08/01/37	20,276	21,748
5.50% due 09/01/37	244,486	262,239
5.50% due 10/01/37	337,421	361,922
5.50% due 01/01/38	87,797	94,337
5.50% due 07/01/38	100,680	107,991
5.50% due 01/01/40	2,966,278	3,196,381
6.00% due 08/01/36	268,788	293,254
6.00% due 02/01/39	920,101	998,732
6.00% due 04/01/40	981,863	1,065,773
6.50% due 12/01/28	142,834	159,688
6.50% due 11/01/33	9,692	10,942
6.50% due 05/01/36	2,855	3,174

28

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
7.00% due 06/01/32	$49,301	$56,615
7.50% due 04/01/31	68,904	79,839
8.00% due 04/01/30	10,007	11,702
8.00% due 07/01/30	99	116
8.00% due 12/01/30	29,217	34,168

		10,563,415

Federal National Mtg. Assoc. — 3.7%
2.13% due 01/25/13	72,000	72,178
4.50% due 01/01/25	1,331,002	1,418,806
4.50% due 01/01/39	121,630	126,744
5.00% due 03/15/16	74,000	85,836
5.00% due 11/01/33	17,436	18,579
5.00% due 07/01/40	1,922,972	2,040,609
5.50% due 03/01/18	15,892	17,305
5.50% due 11/01/22	90,299	98,168
5.50% due 05/01/34	300,717	325,514
6.00% due 05/01/17	57,281	62,734
6.00% due 12/01/33	147,402	162,555
6.00% due 10/01/36	82,620	90,158
6.50% due 02/01/17	39,830	43,591
6.50% due 08/01/31	51,961	58,722
6.50% due 07/01/32	79,764	90,142
6.50% due 07/01/36	103,696	115,438
7.00% due 09/01/31	36,363	41,535
7.50% due 06/01/15	11,515	12,634

		4,881,248

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/29	3,918	4,365
6.00% due 04/15/29	22,595	25,170
6.00% due 06/15/29	22,959	25,575
6.50% due 02/15/29	63,771	73,277

		128,387

Total U.S. Government Agencies
(cost $15,173,086)		15,573,050

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.2%
2.13% due 02/15/40	133,402	148,149
3.88% due 08/15/40	44,000	42,274
4.38% due 05/15/40	150,000	157,125

		347,548

United States Treasury Notes — 1.7%
1.25% due 09/30/15	465,000	461,694
2.13% due 11/30/14	136,000	141,525
2.63% due 08/15/20	600,000	593,250
3.00% due 02/28/17	162,000	172,429
3.50% due 05/15/20	800,000	854,000

		2,222,898

Total U.S. Government Treasuries
(cost $2,605,933)		2,570,446

Total Long - Term Investment Securities
(cost $121,950,927)		130,660,424

SHORT - TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10 (cost $249,000)	249,000	249,000

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.8%

Agreement with State Street
Bank & Trust Co., bearing
interest at 0.01%,
dated 11/30/10, to be
repurchased 12/01/10
in the amount of
$2,372,001 and
collateralized by
$2,275,000 of United States
Treasury Notes, bearing
interest at 3.13%,
due 04/30/17 and
having an approximate
value of $2,445,170

(cost $2,372,000)	$2,372,000	$2,372,000

TOTAL INVESTMENTS
(cost $124,571,927)(12)	100.2%	133,281,424
Liabilities in excess of other assets	(0.2)	(323,597)

NET ASSETS	100.0%	$132,957,827

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $6,894,939 representing 5.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Asset Allocation Fund held the following restricted securities:

Name	Acqui- sition Date	Principal Amount	Acqui- sition Cost	Value	Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/15/05	$20,000	$20,000	$19,000	$95.00	0.00%

(5)	Income may be received in cash or additional bonds at the discretion of the issuer.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $503,384 representing 0.4% of net assets.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Bond in default
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Bond is in default and did not pay principal at maturity.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $99,816 representing 0.1% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
TBA-	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

29

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$67,977,369	$99,816	#	$—	$68,077,185
Exchange Traded Funds	12,744,278	—		—	12,744,278
Preferred Stock	1,055,213	—		—	1,055,213
Warrants	—	—		450	450
Asset Backed Securities	—	6,276,874		484,258	6,761,132
Convertible Bonds & Notes	—	—		19,000	19,000
U.S. Corporate Bonds & Notes	—	20,786,433		116,106	20,902,539
Foreign Corporate Bonds & Notes	—	2,857,967		—	2,857,967
Foreign Government Agencies	—	74,340		—	74,340
Municipal Bonds & Notes	—	24,824		—	24,824
U.S. Government Agencies	—	15,573,050		—	15,573,050
U.S. Government Treasuries	—	2,570,446		—	2,570,446
Short-Term Investment Securities:
Time Deposit	—	249,000		—	249,000
Repurchase Agreement	—	2,372,000		—	2,372,000

Total	$81,776,860	$50,884,750		$619,814	$133,281,424

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $99,816 representing 0.1% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$0	$—	$16,000	$226,880
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	1,555
Change in unrealized appreciation (depreciation)(1)	450	4,844	3,000	9,939
Net purchases (sales)	0	479,414	—	(176,498)
Transfers in and/or out of Level 3(2)	—	—	—	54,230

Balance as of 11/30/2010	$450	$484,258	$19,000	$116,106

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Warrants	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$450	$4,844	$3,000	$9,939

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Computers	7.3%
Collective Investment Pool	6.5
Web Portals/ISP	5.2
E-Commerce/Products	4.8
Diversified Manufacturing Operations	4.7
Investment Management/Advisor Services	3.6
Wireless Equipment	3.5
Commercial Services — Finance	3.3
Oil — Field Services	3.0
Retail — Restaurants	2.7
Electronic Components — Semiconductors	2.7
Hotels/Motels	2.4
Industrial Gases	2.2
E-Commerce/Services	2.1
Pharmacy Services	2.0
Diversified Banking Institutions	2.0
Transport — Services	1.9
Oil Field Machinery & Equipment	1.7
Multimedia	1.7
Distribution/Wholesale	1.6
Internet Content — Information/News	1.6
Networking Products	1.6
Medical — Biomedical/Gene	1.5
Finance — Credit Card	1.4
Metal Processors & Fabrication	1.4
Oil Companies — Exploration & Production	1.4
Apparel Manufacturers	1.4
Banks — Super Regional	1.3
Medical — Wholesale Drug Distribution	1.2
Medical — Drugs	1.2
Computer Services	1.2
Electric Products — Misc.	1.2
Finance — Other Services	1.2
Transport — Rail	1.2
Internet Application Software	1.1
Casino Hotels	1.1
Athletic Footwear	1.1
Cruise Lines	1.0
Semiconductor Components — Integrated Circuits	0.9
Aerospace/Defense — Equipment	0.9
Retail — Auto Parts	0.9
Broadcast Services/Program	0.8
Computers — Memory Devices	0.8
Retail — Regional Department Stores	0.8
Banks — Fiduciary	0.8
Coal	0.8
Retail — Bedding	0.8
Registered Investment Companies	0.7
Retail — Building Products	0.7
Industrial Automated/Robotic	0.7
Agricultural Chemicals	0.7
Medical Products	0.7
Cosmetics & Toiletries	0.6
Advertising Agencies	0.6
Data Processing/Management	0.6
Auto/Truck Parts & Equipment — Original	0.5
Beverages — Non-alcoholic	0.5
Internet Infrastructure Software	0.5
Telecom Equipment — Fiber Optics	0.4
Applications Software	0.4
Oil Companies — Integrated	0.4
Metal — Copper	0.3
Machinery — Farming	0.3
Auto — Cars/Light Trucks	0.3
Medical Instruments	0.3
Tools — Hand Held	0.3
Toys	0.2
Insurance — Life/Health	0.2
Computer Aided Design	0.2

Finance — Investment Banker/Broker	0.2
Retail — Discount	0.2
Engineering/R&D Services	0.2
Medical Information Systems	0.2
Retail — Automobile	0.1

106.5%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	51,500	$2,340,160

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	46,800	3,522,636

Agricultural Chemicals — 0.7%
Monsanto Co.	3,900	233,688
The Mosaic Co.	37,200	2,515,836

		2,749,524

Apparel Manufacturers — 1.4%
Coach, Inc.	66,800	3,776,872
Polo Ralph Lauren Corp.	15,600	1,704,144

		5,481,016

Applications Software — 0.4%
Intuit, Inc.†	22,900	1,027,981
Microsoft Corp.	330	8,319
Salesforce.com, Inc.†#	3,400	473,348

		1,509,648

Athletic Footwear — 1.1%
NIKE, Inc., Class B#	49,800	4,289,274

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†#	34,200	1,169,640

Auto/Truck Parts & Equipment - Original — 0.5%
Johnson Controls, Inc.	56,600	2,062,504

Banks - Fiduciary — 0.8%
Northern Trust Corp.	36,900	1,856,070
State Street Corp.	30,700	1,326,240
The Bank of New York Mellon Corp.	2,800	75,572

		3,257,882

Banks - Super Regional — 1.3%
PNC Financial Services Group, Inc.	1,500	80,775
US Bancorp	105,600	2,511,168
Wells Fargo & Co.	92,800	2,525,088

		5,117,031

Beverages - Non-alcoholic — 0.5%
PepsiCo, Inc.	29,340	1,896,244
The Coca-Cola Co.	400	25,268

		1,921,512

Brewery — 0.0%
Anheuser-Busch InBev NV(1)	1,800	98,592

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class C†	95,450	3,389,429

Casino Hotels — 1.1%
Las Vegas Sands Corp.†#	64,900	3,250,192
Wynn Resorts, Ltd.	11,100	1,122,210

		4,372,402

Coal — 0.8%
Peabody Energy Corp.	53,600	3,152,216

Coatings/Paint — 0.0%
The Sherwin-Williams Co.	400	29,668

Commercial Services-Finance — 3.3%
Automatic Data Processing, Inc.	3,900	173,823
Mastercard, Inc., Class A	23,300	5,522,799
The Western Union Co.	97,600	1,721,664
Visa, Inc., Class A	79,200	5,848,920

		13,267,206

Security Description	Shares	Value (Note 2)

Computer Aided Design — 0.2%
Autodesk, Inc.†	25,100	$885,779

Computer Services — 1.2%
Accenture PLC, Class A	69,600	3,015,072
International Business Machines Corp.	12,300	1,739,958

		4,755,030

Computers — 7.3%
Apple, Inc.†	94,500	29,403,675
Hewlett-Packard Co.	100	4,193

		29,407,868

Computers - Memory Devices — 0.8%
EMC Corp.†	132,100	2,838,829
NetApp, Inc.†	10,000	509,300

		3,348,129

Cosmetics & Toiletries — 0.6%
The Procter & Gamble Co.	38,976	2,380,264

Cruise Lines — 1.0%
Carnival Corp.	100,100	4,135,131

Data Processing/Management — 0.6%
Fiserv, Inc.†	40,100	2,217,530

Distribution/Wholesale — 1.6%
Fastenal Co.#	75,600	4,046,112
WW Grainger, Inc.#	17,900	2,236,247

		6,282,359

Diversified Banking Institutions — 2.0%
Credit Suisse Group AG(1)	9,000	332,747
JPMorgan Chase & Co.	122,100	4,564,098
The Goldman Sachs Group, Inc.	19,100	2,982,274

		7,879,119

Diversified Manufacturing Operations — 4.7%
3M Co.	53,300	4,476,134
Danaher Corp.	298,480	12,909,260
Eaton Corp.	3,900	375,960
Honeywell International, Inc.	21,200	1,053,852
Illinois Tool Works, Inc.	2,500	119,075

		18,934,281

E-Commerce/Products — 4.8%
Amazon.com, Inc.†	110,500	19,381,700

E-Commerce/Services — 2.1%
eBay, Inc.†	72,940	2,124,742
Liberty Media Corp. - Interactive, Class A†	176,400	2,727,144
priceline.com, Inc.†	9,100	3,585,855

		8,437,741

Electric Products - Misc. — 1.2%
Emerson Electric Co.	85,000	4,680,950

Electronic Components - Semiconductors — 2.7%
Altera Corp.#	67,000	2,351,030
Broadcom Corp., Class A	114,900	5,111,901
Intel Corp.	3,900	82,368
Xilinx, Inc.#	117,130	3,176,566

		10,721,865

Energy - Alternate Sources — 0.0%
First Solar, Inc.†#	900	110,565

Engineering/R&D Services — 0.2%
McDermott International, Inc.†	38,300	702,039

32

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engines - Internal Combustion — 0.0%
Cummins, Inc.	400	$38,848

Finance - Credit Card — 1.4%
American Express Co.	134,000	5,791,480

Finance - Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.#	13,000	217,620
The Charles Schwab Corp.	44,300	665,829

		883,449

Finance - Other Services — 1.2%
CME Group, Inc.	200	57,612
IntercontinentalExchange, Inc.†	30,900	3,482,430
NYSE Euronext	40,900	1,117,388

		4,657,430

Food - Misc. — 0.0%
General Mills, Inc.	900	31,797

Food - Retail — 0.0%
Whole Foods Market, Inc.†	1,500	70,830

Hotels/Motels — 2.4%
Marriott International, Inc., Class A#	151,190	5,928,160
Starwood Hotels & Resorts Worldwide, Inc.#	61,500	3,495,660

		9,423,820

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	42,500	2,810,100

Industrial Gases — 2.2%
Air Products & Chemicals, Inc.	13,800	1,189,836
Praxair, Inc.	83,700	7,704,585

		8,894,421

Instruments - Scientific — 0.0%
Thermo Fisher Scientific, Inc.†	400	20,344

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	18,500	937,580

Internet Application Software — 1.1%
Tencent Holdings, Ltd.(1)	205,800	4,532,609

Internet Content - Information/News — 1.6%
Baidu, Inc. ADR†	59,700	6,279,843

Internet Infrastructure Software — 0.5%
Akamai Technologies, Inc.†	34,800	1,816,212

Investment Management/Advisor Services — 3.6%
Ameriprise Financial, Inc.	50,540	2,619,994
Franklin Resources, Inc.	79,700	9,092,973
Invesco, Ltd.	128,700	2,797,938

		14,510,905

Machinery - Construction & Mining — 0.0%
Joy Global, Inc.	400	30,528

Machinery - Farming — 0.3%
Deere & Co.	18,500	1,381,950

Machinery - General Industrial — 0.0%
Roper Industries, Inc.	400	28,964

Medical Information Systems — 0.2%
Cerner Corp.†#	6,700	588,662

Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	300	19,908
Intuitive Surgical, Inc.†	1,100	286,319
St. Jude Medical, Inc.†	18,520	716,539

		1,022,766

Security Description	Shares	Value (Note 2)

Medical Products — 0.7%
Stryker Corp.	51,900	$2,599,671

Medical - Biomedical/Gene — 1.5%
Amgen, Inc.†	1,800	94,842
Celgene Corp.†	91,300	5,421,394
Life Technologies Corp.†	400	19,922
Vertex Pharmaceuticals, Inc.†#	13,200	437,316

		5,973,474

Medical - Drugs — 1.2%
Allergan, Inc.	54,600	3,618,342
Shire PLC ADR	16,200	1,139,508

		4,757,850

Medical - Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	18,600	661,788
McKesson Corp.	67,000	4,281,300

		4,943,088

Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	41,600	5,743,712

Metal - Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	13,700	1,388,084

Multimedia — 1.7%
The McGraw-Hill Cos., Inc.	400	13,796
The Walt Disney Co.	139,000	5,074,890
Time Warner, Inc.	56,800	1,675,032

		6,763,718

Networking Products — 1.6%
Juniper Networks, Inc.†	182,870	6,221,237

Oil Companies - Exploration & Production — 1.4%
Concho Resources, Inc.†	9,400	777,850
EOG Resources, Inc.	34,000	3,024,300
Occidental Petroleum Corp.	12,300	1,084,491
Range Resources Corp.	9,600	403,104
Ultra Petroleum Corp.†	6,100	286,639

		5,576,384

Oil Companies - Integrated — 0.4%
Exxon Mobil Corp.	1,900	132,164
Suncor Energy, Inc.	38,100	1,280,541

		1,412,705

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	70,500	3,391,755
FMC Technologies, Inc.†	39,700	3,344,328
National Oilwell Varco, Inc.	1,500	91,935

		6,828,018

Oil-Field Services — 3.0%
Halliburton Co.	25,400	961,136
Schlumberger, Ltd.	144,600	11,183,364

		12,144,500

Pharmacy Services — 2.0%
Express Scripts, Inc.†	150,400	7,834,336
Medco Health Solutions, Inc.†	2,500	153,300

		7,987,636

Retail - Auto Parts — 0.9%
O’Reilly Automotive, Inc.†#	56,600	3,406,188

Retail - Automobile — 0.1%
CarMax, Inc.†#	15,000	493,500

33

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	70,500	$3,083,670

Retail - Building Products — 0.7%
Lowe’s Cos., Inc.	129,600	2,941,920

Retail - Discount — 0.2%
Costco Wholesale Corp.	3,900	263,679
Dollar Tree, Inc.†	10,050	552,247
Target Corp.	400	22,776

		838,702

Retail - Jewelry — 0.0%
Tiffany & Co.	400	24,840

Retail - Regional Department Stores — 0.8%
Kohl’s Corp.†	57,900	3,266,718

Retail - Restaurants — 2.7%
McDonald’s Corp.	54,700	4,283,010
Starbucks Corp.	215,000	6,579,000

		10,862,010

Semiconductor Components - Integrated Circuits — 0.9%
Marvell Technology Group, Ltd.†	187,100	3,609,159

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	95,200	1,681,232

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	16,600	988,198

Toys — 0.2%
Mattel, Inc.#	38,100	984,504

Transport - Rail — 1.2%
CSX Corp.	3,500	212,835
Union Pacific Corp.	49,100	4,424,401

		4,637,236

Transport - Services — 1.9%
Expeditors International of Washington, Inc.	78,400	4,147,360
FedEx Corp.	37,800	3,444,336

		7,591,696

Web Portals/ISP — 5.2%
Google, Inc., Class A†	37,700	20,950,267

Security Description	Shares	Value (Note 2)

Wireless Equipment — 3.5%
American Tower Corp., Class A†	128,500	$6,498,245
QUALCOMM, Inc.	158,320	7,399,877

		13,898,122

Total Long - Term Investment Securities
(cost $297,993,447)		397,341,267

SHORT - TERM INVESTMENT SECURITIES — 7.2%
Collective Investment Pool — 6.5%
Securities Lending Quality Trust(2)(3)	25,968,727	25,893,807

Registered Investment Companies — 0.7%
T. Rowe Price Reserve Investment Fund	3,047,727	3,047,727

Total Short - Term Investment Securities
(cost $29,016,454)		28,941,534

TOTAL INVESTMENTS
(cost $327,009,901)(4)	106.5%	426,282,801
Liabilities in excess of other assets	(6.5)	(25,907,738)

NET ASSETS —	100.0%	$400,375,063

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $4,963,948 representing 1.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At November 30, 2010, the Fund had loaned securities with a total value of $27,461,101. This was secured by collateral of $25,968,727, which was received in cash and subsequently invested in short-term investments currently value at $25,893,807 as reported in the portfolio of investments. The remaining collateral of $2,181,854 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.45% to 1.63%	07/08/11 to 11/28/11
Federal Home Loan Mtg. Assoc.	1.00%	06/29/12
Federal National Mtg. Assoc.	zero coupon to 1.00%	07/11/2011 to 07/27/2012
United States Treasury Notes/Bonds	0.88% to 3.88%	02/28/11 to 08/15/40

(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$29,407,868	$—		$—	$29,407,868
Web Portals	20,950,267	—		—	20,950,267
Other Industries*	342,019,184	4,963,948	#	—	346,983,132
Short-Term Investment Securities:
Collective Investment Pool	—	25,893,807		—	25,893,807
Registered Investment Companies	—	3,047,727		—	3,047,727

Total	$392,377,319	$33,905,482		$—	$426,282,801

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,963,948 representing 1.2% of net assets; see Note 2.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Banks — Super Regional	7.0%
Diversified Manufacturing Operations	6.2
Tobacco	5.9
Oil Companies — Integrated	4.9
Medical — HMO	4.9
Electric — Integrated	4.4
Diversified Banking Institutions	3.1
Time Deposits	3.0
Medical — Drugs	3.0
Electronic Components — Semiconductors	2.8
Cruise Lines	2.7
Tools — Hand Held	2.6
Pipelines	2.4
Telephone — Integrated	2.1
Medical Products	2.1
Electric Products — Misc.	2.1
Computer Services	2.1
Oil Companies — Exploration & Production	2.0
Finance — Credit Card	1.8
Finance — Consumer Loans	1.7
Applications Software	1.5
Electronics — Military	1.4
Aerospace/Defense	1.4
Chemicals — Diversified	1.3
Aerospace/Defense — Equipment	1.3
Retail — Discount	1.3
Retail — Apparel/Shoe	1.3
Insurance — Multi-line	1.2
Oil & Gas Drilling	1.2
Insurance Brokers	1.2
Computers	1.1
Apparel Manufacturers	1.1
Office Automation & Equipment	1.0
Banks — Fiduciary	1.0
Gas — Distribution	1.0
Pharmacy Services	1.0
Commercial Services	0.9
Savings & Loans/Thrifts	0.9
Investment Management/Advisor Services	0.9
Casino Services	0.9
Retail — Drug Store	0.8
Medical — Wholesale Drug Distribution	0.8
Beverages — Wine/Spirits	0.8
Retail — Building Products	0.7
Medical Labs & Testing Services	0.7
Real Estate Investment Trusts	0.7
Insurance — Reinsurance	0.7
Retail — Auto Parts	0.7
Data Processing/Management	0.6
Cellular Telecom	0.6
Transport — Services	0.6
Insurance — Property/Casualty	0.6
Food — Wholesale/Distribution	0.6
Semiconductor Equipment	0.6
Medical Instruments	0.5
Home Decoration Products	0.4

100.1%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Aerospace/Defense — 1.4%
Raytheon Co.	6,800	$314,500

Aerospace/Defense - Equipment — 1.3%
Goodrich Corp.	3,400	291,618

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†	9,100	247,065

Applications Software — 1.5%
Microsoft Corp.	12,900	325,209

Banks - Fiduciary — 1.0%
State Street Corp.	5,200	224,640

Banks - Super Regional — 7.0%
Capital One Financial Corp.	14,600	543,558
Fifth Third Bancorp	15,000	179,250
PNC Financial Services Group, Inc.	9,900	533,115
Wells Fargo & Co.	11,600	315,636

		1,571,559

Beverages - Wine/Spirits — 0.8%
Diageo PLC ADR	2,400	171,984

Casino Services — 0.9%
International Game Technology	12,500	193,500

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	5,700	142,842

Chemicals - Diversified — 1.3%
E.I. du Pont de Nemours & Co.	6,400	300,736

Commercial Services — 0.9%
Alliance Data Systems Corp.†	3,300	208,164

Computer Services — 2.1%
Computer Sciences Corp.	2,800	124,964
International Business Machines Corp.	2,400	339,504

		464,468

Computers — 1.1%
Hewlett-Packard Co.	5,900	247,387

Cruise Lines — 2.7%
Carnival Corp.	8,600	355,266
Royal Caribbean Cruises, Ltd.†	6,000	241,500

		596,766

Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	1,900	143,146

Diversified Banking Institutions — 3.1%
Bank of America Corp.	17,851	195,468
Citigroup, Inc.†	54,800	230,160
JPMorgan Chase & Co.	7,400	276,612

		702,240

Diversified Manufacturing Operations — 6.2%
Eaton Corp.	2,700	260,280
General Electric Co.	10,800	170,964
Honeywell International, Inc.	6,400	318,144
Illinois Tool Works, Inc.	7,200	342,936
ITT Corp.	3,600	165,600
SPX Corp.	2,100	137,928

		1,395,852

Electric Products - Misc. — 2.1%
Emerson Electric Co.	4,400	242,308
Molex, Inc.	10,900	226,720

		469,028

Security Description	Shares	Value (Note 2)

Electric - Integrated — 4.4%
Dominion Resources, Inc.	5,300	$220,109
Entergy Corp.	2,800	199,472
MDU Resources Group, Inc.	7,850	160,454
Pinnacle West Capital Corp.	4,600	185,932
Xcel Energy, Inc.	8,900	209,150

		975,117

Electronic Components - Semiconductors — 2.8%
Intel Corp.	12,000	253,440
Microchip Technology, Inc.	6,300	211,743
Texas Instruments, Inc.	5,050	160,590

		625,773

Electronics - Military — 1.4%
L-3 Communications Holdings, Inc.	4,500	316,485

Finance - Consumer Loans — 1.7%
SLM Corp.†	33,000	381,150

Finance - Credit Card — 1.8%
American Express Co.	9,100	393,302

Food - Wholesale/Distribution — 0.6%
Sysco Corp.	4,500	130,590

Gas - Distribution — 1.0%
CenterPoint Energy, Inc.	14,100	220,383

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	5,300	88,881

Insurance Brokers — 1.2%
Willis Group Holdings PLC	8,100	257,823

Insurance - Multi-line — 1.2%
The Allstate Corp.	4,700	136,817
XL Group PLC	7,120	139,979

		276,796

Insurance - Property/Casualty — 0.6%
Chubb Corp.	2,400	136,824

Insurance - Reinsurance — 0.7%
Axis Capital Holdings, Ltd.	4,200	148,428

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	3,900	202,176

Medical Instruments — 0.5%
Medtronic, Inc.	3,600	120,708

Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	3,200	157,824

Medical Products — 2.1%
Baxter International, Inc.	4,700	228,185
Johnson & Johnson	4,000	246,200

		474,385

Medical - Drugs — 3.0%
Bristol-Myers Squibb Co.	12,500	315,500
Pfizer, Inc.	21,831	355,627

		671,127

Medical - HMO — 4.9%
CIGNA Corp.	5,700	209,817
Coventry Health Care, Inc.†	11,400	288,648
UnitedHealth Group, Inc.	7,700	281,204
WellPoint, Inc.†	5,500	306,570

		1,086,239

36

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	4,900	$174,342

Office Automation & Equipment — 1.0%
Xerox Corp.	20,100	230,346

Oil & Gas Drilling — 1.2%
Seadrill, Ltd.	8,400	261,156

Oil Companies - Exploration & Production — 2.0%
Occidental Petroleum Corp.	5,150	454,076

Oil Companies - Integrated — 4.9%
BP PLC ADR	4,700	188,000
ConocoPhillips	6,800	409,156
Marathon Oil Corp.	7,800	261,066
Murphy Oil Corp.	3,600	243,072

		1,101,294

Pharmacy Services — 1.0%
Omnicare, Inc.	9,400	216,764

Pipelines — 2.4%
El Paso Corp.	8,100	109,269
Oneok, Inc.	800	40,888
Spectra Energy Corp.	16,150	383,885

		534,042

Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	8,600	156,434

Retail - Apparel/Shoe — 1.3%
Limited Brands, Inc.	8,300	279,461

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	2,200	145,178

Retail - Building Products — 0.7%
Home Depot, Inc.	5,500	166,155

Retail - Discount — 1.3%
Family Dollar Stores, Inc.	5,600	281,120

Retail - Drug Store — 0.8%
Walgreen Co.	5,400	188,190

Security Description	Shares/ Principal Amount	Value (Note 2)

Savings & Loans/Thrifts — 0.9%
New York Community Bancorp, Inc.	12,200	$204,960

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	10,500	130,515

Telephone - Integrated — 2.1%
AT&T, Inc.	8,750	243,163
Verizon Communications, Inc.	7,400	236,874

		480,037

Tobacco — 5.9%
Altria Group, Inc.	8,700	208,800
Imperial Tobacco Group PLC ADR	5,800	341,272
Lorillard, Inc.	2,300	183,034
Philip Morris International, Inc.	6,900	392,541
Reynolds American, Inc.	6,200	191,828

		1,317,475

Tools - Hand Held — 2.6%
Stanley Black & Decker, Inc.	9,800	583,394

Transport - Services — 0.6%
Ryder System, Inc.	3,300	142,263

Total Long-Term Investment Securities
(cost $21,150,022)		21,721,917

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Time Deposits — 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10 (cost $685,000)	$685,000	685,000

TOTAL INVESTMENTS
(cost $21,835,022)(1)	100.1%	22,406,917
Liabilities in excess of other assets	(0.1)	(28,248)

NET ASSETS —	100.0%	$22,378,669

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$1,571,559	$—	$—	$1,571,559
Diversified Manufacturing Operations	1,395,852	—	—	1,395,852
Tobacco	1,317,475	—	—	1,317,475
Other Industries*	17,437,031	—	—	17,437,031
Short-Term Investment Securities:
Time Deposits	—	685,000	—	685,000

Total	$21,721,917	$685,000	$—	$22,406,917

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2010 — (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	21.9%
United States Treasury Notes	18.1
Federal Home Loan Mtg. Corp.	13.6
Diversified Financial Services	12.4
United States Treasury Bonds	4.3
Collective Investment Pool	3.0
Diversified Banking Institutions	2.9
Banks — Commercial	2.4
Repurchase Agreements	1.7
Government National Mtg. Assoc.	1.6
Banks — Super Regional	1.6
Electric — Integrated	1.5
Multimedia	1.2
Special Purpose Entities	1.1
Oil Companies — Integrated	1.0
Pipelines	1.0
Chemicals — Diversified	0.9
Insurance — Multi — line	0.9
Insurance — Life/Health	0.8
Federal Home Loan Bank	0.7
Oil Companies — Exploration & Production	0.5
Telephone — Integrated	0.6
Cable/Satellite TV	0.5
Telecom Services	0.4
Non — Hazardous Waste Disposal	0.4
Finance — Investment Banker/Broker	0.4
Electronic Components — Semiconductors	0.3
Oil & Gas Drilling	0.4
Aerospace/Defense	0.3
Transport — Rail	0.3
Transport — Services	0.3
Retail — Drug Store	0.3
Electronic Components — Misc.	0.3
Banks — Money Center	0.3
Banks — Fiduciary	0.3
Computer Services	0.2
Wireless Equipment	0.2
Gold Mining	0.2
Electric — Distribution	0.2
Insurance — Mutual	0.2
Food — Misc.	0.2
Data Processing/Management	0.2
Medical Products	0.2
Medical — HMO	0.2
Medical — Drugs	0.2
Telecommunication Equipment	0.2
Electronic Measurement Instruments	0.2
Electric — Generation	0.2
E — Commerce/Services	0.1
Diversified Manufacturing Operations	0.1
Sovereign	0.1
Metal — Diversified	0.1
Insurance — Reinsurance	0.1
Medical Labs & Testing Services	0.1
Diversified Minerals	0.1
Direct Marketing	0.1
Real Estate Operations & Development	0.1
Television	0.1
Real Estate Investment Trusts	0.1
Food — Retail	0.1
Commercial Services — Finance	0.1
Transport — Equipment & Leasing	0.1
SupraNational Banks	0.1
Finance — Commercial	0.1
Savings & Loans/Thrifts	0.1
Oil Refining & Marketing	0.1
Cellular Telecom	0.1
Finance — Credit Card	0.1
Building Products — Cement	0.1

Paper & Related Products	0.1
Publishing — Newspapers	0.1
Municipal Bonds	0.1

103.2%

*	Calculated as a percentage of net assets

Credit Quality+#

Government — Agency	39.0%
Government — Treasury	23.2
AAA	1.5
AA	4.8
A	10.5
BBB	17.4
BB	1.5
B	0.1
C	0.1
Not Rated@	1.9

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from te source.
+	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 12.0%
Diversified Financial Services — 12.0%
Banc of America Commercial Mtg., Inc. VRS Series 2006-2, Class AJ 5.78% due 05/10/45(1)	$1,250,000	$1,142,494
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.86% due 04/24/49*(1)	1,200,000	1,149,878
Banc of America Large Loan, Inc. VRS Series 2010-UB3, Class A4B3 5.90% due 02/15/51*(1)	1,000,000	975,255
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	485,221
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	205,000	217,593
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 0.88% due 08/25/34	1,628,607	1,465,124
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,152,358
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class B 5.98% due 06/10/46(1)	750,000	575,736
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class AM 5.98% due 06/10/46(1)	500,000	511,910
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	239,000	244,975
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	500,000	501,371
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	991,067
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	963,417
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	500,000	465,596
Merrill Lynch Mtg. Trust VRS Series 2006-C2, Class AM 5.78% due 08/12/43(1)	1,000,000	1,014,929
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(1)	400,000	381,744
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.41% due 09/15/42(1)	400,000	366,680
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.08% due 06/11/49(1)	500,000	469,436
Morgan Stanley Capital I VRS Series 2007-IQ16, Class AM 6.31% due 12/12/49(1)	1,200,000	1,190,761
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 6.00% due 08/12/45*(1)	1,000,000	982,979
Saxon Asset Securities Trust FRS Series 2004-1, Class M1 1.05% due 03/25/35	1,481,739	1,220,027

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	$674,536	$675,817
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	233,742	239,586

Total Asset Backed Securities
(cost $17,040,961)		17,383,954

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09(2)(3)(4)(5)(10)† (cost $33,000)	33,000	31,350

U.S. CORPORATE BONDS & NOTES — 20.4%
Aerospace/Defense — 0.3%
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	476,000	460,985

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	29,000	30,261

Banks-Commercial — 1.1%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	168,000	151,381
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	517,000	563,923
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	52,405
Regions Bank Sub. Notes 7.50% due 05/15/18	177,000	170,584
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	185,000	172,512
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	150,000	154,886
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	282,000	314,808

		1,580,499

Banks-Fiduciary — 0.3%
State Street Capital Trust IV Ltd. FRS Guar. Notes 1.29% due 06/01/77	509,000	378,675

Banks-Money Center — 0.1%
Chase Capital III Ltd. FRS Guar. Notes 0.08% due 03/01/27	103,000	80,001

Banks-Super Regional — 1.4%
BAC Capital Trust XV Ltd. FRS Guar. Notes 1.10% due 06/01/56	155,000	96,547

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	$170,000	$190,081
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12* (6)	130,000	95,414
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	144,301
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26#	30,000	29,227
USB Capital IX Ltd. FRS Guar. Notes 6.19% due 04/15/11 (6)	105,000	81,900
Wachovia Capital Trust III Ltd. FRS Guar. Notes 5.80% due 03/15/11 (6)	435,000	365,400
Wachovia Corp. FRS Senior Notes 0.56% due 06/15/17	280,000	257,331
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	330,000	316,814
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18 (6)	165,000	173,250
Wells Fargo Bank NA Sub. Notes 0.49% due 05/16/16	290,000	267,806

		2,018,071

Building Products-Cement — 0.1%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	93,000	92,948

Cable/Satellite TV — 0.5%
COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	132,404
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	150,000	155,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	150,000	167,250
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	199,000	227,297

		682,201

Chemicals-Diversified — 0.9%
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	184,000	179,021
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	336,000	327,730
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	51,000	49,456

Security Description	Principal Amount	Value (Note 2)

Chemicals-Diversified (continued)
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	$226,000	$217,017
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	105,000	104,995
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	304,000	348,990
Union Carbide Corp. Senior Notes 7.75% due 10/01/96#	108,000	106,812

		1,334,021

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 5.50% due 09/01/20#	155,000	157,263

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	310,000	366,777

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20#	295,000	295,786

Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	170,000	168,300

Diversified Banking Institutions — 2.8%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	2,000	1,983
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	666,000	685,016
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	150,000	164,064
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	150,000	140,508
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	186,000	195,842
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	185,000	200,754
JP Morgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	122,000	120,344
JP Morgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18 (6)	160,000	170,224
JP Morgan Chase Capital XXIII Ltd. FRS Guar. Bonds 1.29% due 05/15/77#	73,000	52,697
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/16	354,000	345,728

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	$847,000	$827,691
Morgan Stanley Sub. Notes 4.75% due 04/01/14	229,000	237,925
Morgan Stanley Senior Notes 5.55% due 04/27/17	627,000	661,728
Morgan Stanley Senior Notes 5.95% due 12/28/17	210,000	221,776
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	44,000	45,960

		4,072,240

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	360,000	348,892
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	244,000	247,510

		596,402

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	213,388

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	215,000	217,687

Electric-Distribution — 0.2%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	350,000	347,458

Electric-Generation — 0.2%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	262,000	255,353

Electric-Integrated — 1.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20#	189,000	187,732
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	174,000	202,606
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	183,929
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	366,531
Energy East Corp. Notes 6.75% due 07/15/36	136,000	144,546
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	101,000	99,773
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	408,000	396,273

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	$155,000	$157,208
Kentucky Utilities Co. 1st. Mtg. Notes 5.13% due 11/01/40*#	175,000	177,191
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35	75,000	82,256
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09(3)(4)†	175,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	111,752
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	68,000	74,092

		2,183,889

Electronic Components-Misc. — 0.3%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	428,000	420,510

Electronic Components-Semiconductors — 0.3%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	168,000	167,944
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	168,000	167,418
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	143,000	148,755

		484,117

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	224,000	256,192

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	121,000	126,383

Finance-Credit Card — 0.1%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	105,000

Finance-Investment Banker/Broker — 0.4%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	210,000	207,725
Lehman Brothers Holdings Capital Trust VII Ltd. FRS Guar. Notes 0.00% due 05/31/12(5)(6)(7)†	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16(5)(7)†	89,000	19,246
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17(5)(7)†	87,000	9

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38(5)(7)†	$112,000	$11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	176,000	180,599
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	201,000	215,471

		623,069

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	267,000	306,840

Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	146,000	165,393

Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13(3)(4)†	630,000	0

Insurance-Life/Health — 0.8%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14#	139,000	146,525
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	198,133
Protective Life Corp. Senior Notes 8.45% due 10/15/39	432,000	464,177
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20#	295,000	292,484

		1,101,319

Insurance-Multi-line — 0.6%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15#	168,000	166,614
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	171,000	179,955
MetLife, Inc. Senior Notes 6.75% due 06/01/16#	125,000	146,668
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	280,000	287,802
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	69,000	80,033

		861,072

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	157,235
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	183,000	162,285

		319,520

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	$173,000	$175,689

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	287,978

Medical-Drugs — 0.2%
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	221,000	264,782

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	238,000	271,834

Multimedia — 1.2%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	160,000	178,040
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	280,000	278,726
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	340,000	347,211
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	156,000	166,363
News America, Inc. Company Guar. Notes 6.20% due 12/15/34#	335,000	353,594
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	307,000	351,345

		1,947,113

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	184,000	195,270
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	249,000	273,476
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	146,000	158,254

		627,000

Oil & Gas Drilling — 0.2%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	236,000	250,160

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.4%
Apache Corp. Senior Notes 3.63% due 02/01/21	$147,000	$145,486
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	280,000	280,103
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	129,000	141,144

		566,733

Oil Companies-Integrated — 0.1%
Hess Corp. Senior Notes 5.60% due 02/15/41	148,000	147,985

Oil Refining & Marketing — 0.1%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*#	118,000	112,201

Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	81,000	80,140

Pipelines — 0.8%
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	280,000	304,912
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	197,000	226,322
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	192,000	190,403
Williams Partners LP Senior Notes 7.50% due 06/15/11	415,000	428,603

		1,150,240

Publishing-Newspapers — 0.1%
Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	77,577

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	84,000	85,405
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	73,000	80,339

		165,744

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21#	168,000	166,837

Security Description	Principal Amount	Value (Note 2)

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	$380,000	$423,827

Savings & Loans/Thrifts — 0.1%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	135,000	126,225

Special Purpose Entities — 0.3%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34#	312,000	291,044
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12 (6)	204,000	141,270

		432,314

Telecom Services — 0.4%
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	283,125
Qwest Corp. Senior Notes 8.88% due 03/15/12	320,000	348,000

		631,125

Telecommunication Equipment — 0.2%
Harris Corp. Notes 4.40% due 12/15/20	93,000	92,469
Harris Corp. Senior Notes 6.15% due 12/15/40	170,000	169,072

		261,541

Telephone-Integrated — 0.1%
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	100,000	106,514

Television — 0.1%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	175,000	166,739

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.50% due 07/15/16#	155,000	156,174

Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.70% due 10/30/20	336,000	329,424
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	116,827

		446,251

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.1%
Ryder System, Inc. Notes 3.60% due 03/01/16	$125,000	$126,756

Wireless Equipment — 0.2%
Motorola, Inc. Senior Notes 6.50% due 09/01/25	336,000	358,232

Total U.S. CORPORATE BONDS & NOTES
(cost $29,420,890)		29,557,497

FOREIGN CORPORATE BONDS & NOTES — 5.5%
Banks-Commercial — 1.3%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16* (6)	231,000	207,900
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	150,000	157,747
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32* (6)	137,000	130,150
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	150,000	160,341
Groupe BPCE FRS Notes 2.78% due 12/30/10 (6)	196,000	135,809
ING Bank NV Senior Notes 2.00% due 10/18/13*	185,000	184,469
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15 (6)	120,000	127,140
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	192,000	189,435
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	224,000	225,325
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11 (6)	580,000	356,700

		1,875,016

Banks-Money Center — 0.2%
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	366,000	337,445

Cellular Telecom — 0.1%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	113,000	110,662

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.1%
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17* (6)	$83,000	$72,210
Natixis Sub. Notes 0.54% due 01/15/19	100,000	85,158

		157,368

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	172,762

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	364,000	353,178

Insurance-Multi-line — 0.3%
Aegon NV FRS Sub. Notes 2.63% due 07/15/14 (6)	154,000	94,079
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	164,504
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	101,000	102,536

		361,119

Insurance-Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	187,000	201,891

Metal-Diversified — 0.1%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	189,000	203,597

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	206,000	214,771

Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	55,480
Nexen, Inc. Senior Notes 5.88% due 03/10/35	155,000	155,403

		210,883

Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	271,000	272,622
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15#	295,000	307,116
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	418,000	516,641
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	277,000	275,451

		1,371,830

44

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.2%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	$259,000	$255,804

Special Purpose Entities — 0.8%
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	280,000	327,293
IPIC GMTN, Ltd. Company Guar. Notes 5.00% due 11/15/20*	327,000	319,291
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17* (6)	453,000	447,904

		1,094,488

SupraNational Banks — 0.1%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	125,000	144,796

Telephone-Integrated — 0.5%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	329,000	348,905
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13	145,000	142,416
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	152,000	168,578

		659,899

Transport-Services — 0.2%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*	317,000	313,668

Total Foreign Corporate Bonds & Notes
(cost $7,880,508)		8,039,177

FOREIGN GOVERNMENT AGENCIES — 0.1%
Sovereign — 0.1%
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41 (cost $217,035)	204,000	210,630

MUNICIPAL BONDS & NOTE — 0.1%
Municipal Bonds— 0.1%
Texas State Transportation Commission Bonds Series B
5.18% due 04/01/30 (Cost $75,000)	75,000	74,473

U.S. GOVERNMENT AGENCIES — 37.8%
Federal Home Loan Bank — 0.7%
3.63% due 08/15/11	750,000	767,214
5.50% due 07/15/36	250,000	290,456

		1,057,670

Federal Home Loan Mtg. Corp. — 13.6%
4.00% due 03/01/40	1,152,951	1,171,086
4.50% due 01/01/39	343,182	356,700
4.50% due 06/01/40	2,447,533	2,559,236
5.00% due 10/01/33	14,138	15,027
5.00% due 07/01/35	227,962	241,872
5.00% due 05/01/36	1,514,157	1,602,763
5.00% due 11/01/36	123,231	130,443
5.00% due 03/01/38	527,113	557,793
5.00% due 06/01/39	1,525,307	1,624,098

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.25% due 07/18/11	$4,000,000	$4,124,708
5.50% due 11/01/18	243,828	265,853
5.50% due 02/01/35	759,100	817,067
5.50% due 07/01/36	1,081,454	1,162,010
5.50% due 07/01/37	201,847	216,504
5.50% due 09/01/37	52,500	56,313
5.50% due 10/01/37	57,384	61,551
5.50% due 01/01/38	658,480	707,529
5.50% due 07/01/38	223,460	239,686
6.00% due 10/01/33	431,100	474,408
6.00% due 07/01/36	606,374	659,710
6.00% due 11/01/37	307,038	333,277
6.00% due December TBA	750,000	813,164
6.50% due 02/01/35	27,388	30,785
6.50% due 01/01/36	62,877	70,989
6.50% due 03/01/36	191,384	212,727
6.75% due 09/15/29#	500,000	656,012
6.75% due 03/15/31	250,000	334,267
7.00% due 11/01/16	26,150	28,371
7.00% due 07/01/32	19,650	22,565
7.50% due 04/01/31	75,658	87,666
8.00% due 01/01/29	7,342	8,597
8.00% due 12/01/29	5,405	6,318
8.00% due 12/01/30	33,123	38,736
8.00% due 01/01/31	230	269

		19,688,100

Federal National Mtg. Assoc. — 21.9%
2.13% due 01/25/13	243,000	243,600
4.00% due 07/01/40	304,160	309,848
4.00% due 08/01/40	114,966	116,900
4.00% due 09/01/40	1,417,515	1,441,361
4.00% due 10/01/40	1,246,724	1,267,697
4.38% due 07/17/13	2,000,000	2,181,244
4.50% due 11/01/22	1,271,564	1,351,474
4.50% due 01/01/39	451,209	470,181
4.50% due 04/01/40	1,243,970	1,300,938
4.50% due 05/01/40	4,216,774	4,409,883
4.50% due 08/01/40	1,974,865	2,057,899
5.00% due 03/15/16	1,140,000	1,322,335
5.00% due 05/11/17#	500,000	580,637
5.00% due 10/01/33	38,084	40,580
5.00% due 03/01/34	397,037	422,566
5.00% due 01/01/37	247,650	262,877
5.00% due 05/01/39	2,734,603	2,922,400
5.00% due 07/01/39	5,249,636	5,610,150
5.50% due 11/01/22	182,334	198,225
5.50% due 04/01/33	551,706	597,370
5.50% due 12/01/33	405,219	438,632
5.50% due 05/01/34	277,393	300,266
5.50% due 12/01/35	574,301	619,862
6.00% due 03/01/16	874	956
6.00% due 12/01/16	31,472	34,409
6.00% due 11/01/17	88,476	96,898
6.00% due 12/01/20	251,481	274,947
6.00% due 12/01/33	334,540	368,932
6.00% due 10/01/36	82,833	90,390
6.00% due 05/01/38	1,141,020	1,242,632
6.50% due 03/01/17	51,288	56,291
6.50% due 08/01/31	30,202	34,132
6.50% due 07/01/32	212,966	240,676
6.50% due 07/01/36	167,745	186,740
6.50% due 10/01/37	430,564	478,109
7.00% due 09/01/31	143,939	164,414
7.50% due 08/01/15	435	477

		31,736,928

45

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. — 1.6%
5.00% due 04/15/40	$1,951,228	$2,108,546
6.00% due 03/15/29	23,478	26,154
6.00% due 04/15/29	15,485	17,250
6.50% due 07/15/32	62,692	71,547
6.50% due 09/15/32	117,654	134,272

		2,357,769

Total U.S. Government Agencies
(cost $53,023,539)		54,840,467

U.S. GOVERNMENT TREASURIES — 22.4%
United States Treasury Bonds — 4.3%
2.13% due 02/15/40	412,333	457,915
3.50% due 02/15/39#	238,000	213,902
3.88% due 08/15/40#	140,000	134,509
4.25% due 05/15/39#	267,000	274,134
4.38% due 02/15/38	983,000	1,035,990
4.38% due 11/15/39	1,234,000	1,292,807
4.38% due 05/15/40#	224,000	234,640
4.50% due 05/15/38#	120,000	128,963
4.50% due 08/15/39#	972,000	1,039,888
4.75% due 02/15/37	587,000	658,174
5.00% due 05/15/37	159,000	185,086
5.25% due 11/15/28	369,000	443,146
8.13% due 08/15/19	92,000	132,998

		6,232,152

United States Treasury Notes — 18.1%
1.25% due 09/30/15#	202,000	200,564
1.50% due 12/31/13	475,000	485,947
1.75% due 07/31/15	95,000	96,729
2.00% due 11/30/13#	870,000	902,965
2.00% due 01/15/14 TIPS(13)	548,527	589,281
2.13% due 11/30/14	448,000	466,200
2.38% due 08/31/14	5,960,000	6,259,860
2.38% due 09/30/14#	76,000	79,836
2.38% due 02/28/15	112,000	117,495
2.75% due 02/15/19	860,000	880,626
3.00% due 02/28/17	556,000	591,792
3.13% due 05/15/19	11,000	11,534
3.38% due 07/31/13	393,000	422,076
3.38% due 11/15/19#	623,000	661,743
3.50% due 05/15/20	310,000	330,925
3.63% due 08/15/19	52,000	56,432
3.63% due 02/15/20	1,586,000	1,713,748
3.75% due 11/15/18#	1,355,000	1,494,946
3.88% due 05/15/18#	5,459,000	6,080,387
4.00% due 08/15/18#	1,403,000	1,575,305
4.25% due 08/15/15	813,000	921,357
4.50% due 02/28/11#	2,250,000	2,273,731

		26,213,479

Total U.S. Government Treasuries
(cost $31,393,660)		32,445,631

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK — 0.0%
Banks-Commercial — 0.0%
Lloyds Banking Group PLC†(12)	49,459	$46,580

Independent Power Producers — 0.0%
Mirant Corp.#	217	2,153

Total Common Stock
(cost $30,299)		48,733

PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.2%
US Bancorp
7.19%# (cost $249,880)	367	280,755

Total Long-Term Investment Securities
(cost $139,364,772)		142,912,667

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Collective Investment Pool — 3.0%
Securities Lending Quality Trust(8)(9)
(cost $4,415,603)	4,415,603	4,402,864

REPURCHASE AGREEMENT — 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $2,386,001 and collateralized by $2,290,000 of United States Treasury Notes, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $2,461,292

(cost $2,386,000)	$2,386,000	2,386,000

TOTAL INVESTMENTS
(cost $146,166,375) (11)	103.2%	149,701,531
Liabilities in excess of other assets	(3.2)	(4,678,487)

NET ASSETS	100.0%	$145,023,044

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $11,028,189 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Commercial Mortgage Backed Security

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Senior Sec. Notes
7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$33,000	$33,000	$31,350	$95.00	0.02%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $31,350 representing 0.0% of net assets.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Perpetual maturity—maturity date reflects the next call date.
(7)	Bond in default
(8)	At November 30, 2010, the Fund had loaned securities with a total value of $7,015,129. This was secured by collateral of $4,415,603, which was received in cash and subsequently invested in short-term investments currently valued at $4,402,864 as reported in the portfolio of investments. The remaining collateral of $2,727,371 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.00% to 104.78%	10/15/16 to 10/15/40
Federal National Mtg. Assoc.	4.00% to 6.00%	02/01/14 to 11/01/40
Government National Mtg. Assoc.	0.41% to 33.24%	10/16/34 to 03/20/40

(9)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(10)	Bond is in default and did not pay principal at maturity.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $46,580 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(13)	Principal amount of security is adjusted for inflation.

TBA- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS-Treasury Inflation Protected Security

FRS- Floating Rate Security

VRS- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$17,383,954		$—	$17,383,954
Convertible Bonds & Notes	—	—		31,350	31,350
U.S. Corporate Bonds & Notes	—	29,557,497		0	29,557,497
Foreign Corporate Bonds & Notes	—	8,039,177		—	8,039,177
Foreign Government Agencies	—	210,630		—	210,630
Municipal Bonds & Notes	—	74,473		—	74,473
U.S. Government Agencies	—	54,840,467		—	54,840,467
U.S. Government Treasuries	—	32,445,631		—	32,445,631
Common Stock	2,153	46,580	#	—	48,733
Preferred Stock	280,755	—		—	280,755
Short-Term Investment Securities:
Collective Investment Pool	—	4,402,864		—	4,402,864
Repurchase Agreement	—	2,386,000		—	2,386,000

Total	$282,908	$149,387,273		$31,350	$149,701,531

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $46,580 representing 0.0% of net assets; see Note 2.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$26,400	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	4,950	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 11/30/2010	$31,350	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$4,950	$—

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.3%
Oil Companies — Integrated	5.6
Medical — Drugs	5.6
Diversified Manufacturing Operations	5.2
Electronic Components — Semiconductors	4.8
Telephone — Integrated	3.4
Medical — HMO	3.3
Diversified Banking Institutions	3.2
Cable/Satellite TV	3.0
Computers — Memory Devices	3.0
Multimedia	2.7
Computers	2.5
Banks — Super Regional	2.3
Food — Misc.	2.3
Retail — Apparel/Shoe	2.2
Cellular Telecom	2.0
Engineering/R&D Services	2.0
Oil & Gas Drilling	2.0
Medical Products	1.9
Aerospace/Defense	1.7
Electric — Integrated	1.7
Retail — Discount	1.6
Insurance — Multi-line	1.3
Food — Retail	1.3
Tobacco	1.2
Computer Services	1.2
Medical — Biomedical/Gene	1.2
Wireless Equipment	1.2
Medical — Hospitals	1.1
Auto — Cars/Light Trucks	1.1
Semiconductor Equipment	1.1
Applications Software	1.1
Insurance — Life/Health	1.0
Oil Companies — Exploration & Production	1.0
Insurance — Property/Casualty	0.9
Telecom Equipment — Fiber Optics	0.8
Consumer Products — Misc.	0.8
Retail — Major Department Stores	0.8
Oil Refining & Marketing	0.8
Schools	0.8
Internet Security	0.7
Medical — Wholesale Drug Distribution	0.7
Retail — Regional Department Stores	0.7
Paper & Related Products	0.7
Chemicals — Specialty	0.7
Enterprise Software/Service	0.7
E-Commerce/Services	0.7
Retail — Auto Parts	0.7
Motorcycle/Motor Scooter	0.7
Coatings/Paint	0.7
Metal — Aluminum	0.7
Retail — Restaurants	0.7
Steel — Producers	0.7
Beverages — Non-alcoholic	0.6
Retail — Computer Equipment	0.6
Gas — Distribution	0.6
Coal	0.6
Telecommunication Equipment	0.6
Banks — Fiduciary	0.5
Containers — Metal/Glass	0.5
Chemicals — Diversified	0.5
Office Supplies & Forms	0.5
Commercial Services — Finance	0.4
Oil — Field Services	0.4
Banks — Commercial	0.4
Office Automation & Equipment	0.4
Building — Heavy Construction	0.3
Cosmetics & Toiletries	0.3
Repurchase Agreement	0.3

Retail — Jewelry	0.3
Funeral Services & Related Items	0.3
Web Portals/ISP	0.3
Independent Power Producers	0.2
Investment Management/Advisor Services	0.2
Finance — Other Services	0.2
Telecom Services	0.2
Machinery — Farming	0.2
Energy — Alternate Sources	0.2
Publishing — Newspapers	0.2
Television	0.1
Medical — Outpatient/Home Medical	0.1
Investment Companies	0.1
Insurance — Reinsurance	0.1

113.3%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.7%
Aerospace/Defense — 1.7%
Northrop Grumman Corp.	17,210	$1,061,513
Raytheon Co.	60,220	2,785,175

		3,846,688

Applications Software — 1.1%
Microsoft Corp.	93,550	2,358,396

Auto - Cars/Light Trucks — 1.1%
Ford Motor Co.†#	132,000	2,104,080
General Motors Co.†#	11,700	400,140

		2,504,220

Banks - Commercial — 0.4%
Regions Financial Corp.	178,000	957,640

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	44,611	1,204,051

Banks - Super Regional — 2.3%
Capital One Financial Corp.	43,000	1,600,890
Fifth Third Bancorp	135,000	1,613,250
US Bancorp	17,770	422,570
Wells Fargo & Co.	56,190	1,528,930

		5,165,640

Beverages - Non-alcoholic — 0.6%
Dr Pepper Snapple Group, Inc.	39,000	1,428,570

Building - Heavy Construction — 0.3%
Chicago Bridge & Iron Co., NV†	27,000	764,370

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	107,000	2,140,000
Comcast Corp., Special Class A	56,760	1,076,737
DIRECTV, Class A†	46,000	1,910,380
DISH Network Corp., Class A†	12,000	220,680
Time Warner Cable, Inc.	22,000	1,353,880

		6,701,677

Cellular Telecom — 2.0%
NII Holdings, Inc.†	36,000	1,395,360
Sprint Nextel Corp.†#	798,550	3,018,519

		4,413,879

Chemicals - Diversified — 0.5%
E.I. du Pont de Nemours & Co.	23,100	1,085,469

Chemicals - Specialty — 0.7%
Albemarle Corp.	29,000	1,568,610

Coal — 0.6%
Peabody Energy Corp.	21,920	1,289,115

Coatings/Paint — 0.7%
Valspar Corp.	45,000	1,486,800

Commercial Services - Finance — 0.4%
Western Union Co.#	55,650	981,666

Computer Services — 1.2%
International Business Machines Corp.	19,000	2,687,740

Computers — 2.5%
Apple, Inc.†	6,000	1,866,900
Dell, Inc.†	132,000	1,745,040
Hewlett - Packard Co.	45,090	1,890,624

		5,502,564

Computers - Memory Devices — 3.0%
EMC Corp.†	93,000	1,998,570
SanDisk Corp.†	36,000	1,605,600

Security Description	Shares	Value (Note 2)

Computers - Memory Devices (continued)
Seagate Technology PLC†	113,000	$1,515,330
Western Digital Corp.†	47,000	1,574,500

		6,694,000

Consumer Products - Misc. — 0.8%
Kimberly - Clark Corp.	27,450	1,698,880

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	36,000	1,117,080

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	12,000	732,840

Diversified Banking Institutions — 3.2%
Bank of America Corp.	83,940	919,143
Citigroup, Inc.†	370,890	1,557,738
JPMorgan Chase & Co.	73,180	2,735,468
Morgan Stanley	74,260	1,816,400

		7,028,749

Diversified Manufacturing Operations — 5.2%
General Electric Co.	333,290	5,275,981
Honeywell International, Inc.	62,120	3,087,985
Textron, Inc.#	71,000	1,587,560
Tyco International, Ltd.	40,660	1,540,607

		11,492,133

E-Commerce/Services — 0.7%
Expedia, Inc.	59,000	1,553,470

Electric - Integrated — 1.7%
Dominion Resources, Inc.	25,620	1,063,999
NV Energy, Inc.	110,000	1,505,900
Southern Co.	29,370	1,107,836

		3,677,735

Electronic Components - Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	197,000	1,436,130
Altera Corp.#	48,000	1,684,320
Intel Corp.	168,610	3,561,043
LSI Corp.†	424,290	2,435,425
Microchip Technology, Inc.#	46,000	1,546,060

		10,662,978

Energy - Alternate Sources — 0.2%
Covanta Holding Corp.#	24,000	377,280

Engineering/R&D Services — 2.0%
Fluor Corp.#	20,580	1,190,141
Jacobs Engineering Group, Inc.†#	7,900	304,150
KBR, Inc.	52,000	1,408,160
Shaw Group, Inc.†	41,000	1,314,050
URS Corp.†	4,000	158,160

		4,374,661

Enterprise Software/Service — 0.7%
CA, Inc.	68,000	1,556,520

Finance - Other Services — 0.2%
NASDAQ OMX Group, Inc.†	20,000	429,200

Food - Misc. — 2.3%
General Mills, Inc.	16,260	574,466
H.J. Heinz Co.	25,000	1,206,750
Kraft Foods, Inc., Class A	51,996	1,572,879
Unilever NV	59,990	1,702,516

		5,056,611

50

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Retail — 1.3%
Kroger Co.	51,960	$1,223,658
Safeway, Inc.#	69,000	1,586,310

		2,809,968

Funeral Services & Related Items — 0.3%
Service Corp. International	74,000	596,440

Gas - Distribution — 0.6%
NiSource, Inc.#	80,000	1,338,400

Independent Power Producers — 0.2%
NRG Energy, Inc.†#	28,000	542,640

Insurance - Life/Health — 1.0%
Prudential Financial, Inc.	44,110	2,235,495

Insurance - Multi-line — 1.3%
ACE, Ltd.	19,440	1,137,629
Genworth Financial, Inc., Class A†	16,000	186,560
Hartford Financial Services Group, Inc.#	23,300	518,658
MetLife, Inc.	26,890	1,025,853

		2,868,700

Insurance - Property/Casualty — 0.9%
Travelers Cos., Inc.	35,370	1,909,626

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc., Class B†	3,000	239,040

Internet Security — 0.7%
Symantec Corp.†	96,000	1,612,800

Investment Companies — 0.1%
Ares Capital Corp.	15,000	246,450

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	10,000	518,400

Machinery - Farming — 0.2%
Deere & Co.	5,440	406,368

Medical Products — 1.9%
Baxter International, Inc.	13,000	631,150
Johnson & Johnson	58,100	3,576,055

		4,207,205

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.†	50,200	2,645,038

Medical - Drugs — 5.6%
Abbott Laboratories	47,000	2,185,970
Bristol - Myers Squibb Co.	88,620	2,236,769
Cephalon, Inc.†	17,000	1,079,330
Eli Lilly & Co.	74,280	2,500,265
Forest Laboratories, Inc.†	49,000	1,562,610
Merck & Co., Inc.	44,084	1,519,576
Pfizer, Inc.	81,112	1,321,314

		12,405,834

Medical - HMO — 3.3%
Aetna, Inc.	52,000	1,540,240
CIGNA Corp.	7,000	257,670
Health Net, Inc.†	53,000	1,431,000
UnitedHealth Group, Inc.	67,550	2,466,926
WellPoint, Inc.†	30,000	1,672,200

		7,368,036

Medical - Hospitals — 1.1%
Health Management Associates, Inc., Class A†	162,000	1,443,420
Tenet Healthcare Corp.†#	262,000	1,068,960

		2,512,380

Security Description	Shares	Value (Note 2)

Medical - Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.#	10,000	$257,500

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	52,000	1,604,200

Metal - Aluminum — 0.7%
Alcoa, Inc.#	111,900	1,468,128

Motorcycle/Motor Scooter — 0.7%
Harley - Davidson, Inc.#	48,000	1,501,440

Multimedia — 2.7%
News Corp., Class A	137,000	1,868,680
Time Warner, Inc.	49,866	1,470,548
Viacom, Inc., Class B#	47,560	1,799,195
Walt Disney Co.	22,320	814,903

		5,953,326

Office Automation & Equipment — 0.4%
Xerox Corp.	75,950	870,387

Office Supplies & Forms — 0.5%
Avery Dennison Corp.	27,000	1,013,580

Oil & Gas Drilling — 2.0%
Nabors Industries, Ltd.†	70,000	1,546,300
Noble Corp.	38,740	1,314,061
Rowan Cos., Inc.†	49,000	1,477,350

		4,337,711

Oil Companies - Exploration & Production — 1.0%
Devon Energy Corp.	19,650	1,386,701
Whiting Petroleum Corp.†	7,000	770,350

		2,157,051

Oil Companies - Integrated — 5.6%
Chevron Corp.	15,380	1,245,319
Exxon Mobil Corp.	81,250	5,651,750
Hess Corp.	18,350	1,285,418
Marathon Oil Corp.	77,450	2,592,251
Murphy Oil Corp.	25,000	1,688,000

		12,462,738

Oil Refining & Marketing — 0.8%
Valero Energy Corp.	86,000	1,675,280

Oil - Field Services — 0.4%
Halliburton Co.	25,410	961,514

Paper & Related Products — 0.7%
International Paper Co.	63,000	1,573,110

Pipelines — 0.0%
El Paso Corp.	1,000	13,490

Publishing - Newspapers — 0.2%
Gannett Co., Inc.#	27,000	353,970

Retail - Apparel/Shoe — 2.2%
Gap, Inc.	76,000	1,623,360
Limited Brands, Inc.#	48,000	1,616,160
Ross Stores, Inc.	24,000	1,557,120

		4,796,640

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	23,000	1,517,770

Retail - Computer Equipment — 0.6%
GameStop Corp., Class A†#	70,000	1,394,400

Retail - Discount — 1.6%
Dollar Tree, Inc.†	28,000	1,538,600
Family Dollar Stores, Inc.	8,000	401,600

51

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Discount (continued)
Target Corp.	29,000	$1,651,260

		3,591,460

Retail - Jewelry — 0.3%
Signet Jewelers, Ltd.†	16,000	637,280

Retail - Major Department Stores — 0.8%
TJX Cos., Inc.	37,000	1,687,570

Retail - Regional Department Stores — 0.7%
Macy’s, Inc.	62,000	1,592,160

Retail - Restaurants — 0.7%
Brinker International, Inc.#	71,000	1,451,240

Schools — 0.8%
Apollo Group, Inc., Class A†	6,000	204,000
ITT Educational Services, Inc.†#	25,000	1,462,250

		1,666,250

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	135,000	1,678,050
Lam Research Corp.†	5,050	228,917
Teradyne, Inc.†#	44,000	521,840

		2,428,807

Steel - Producers — 0.7%
Nucor Corp.	20,600	777,444
United States Steel Corp.#	13,510	656,721

		1,434,165

Telecom Equipment - Fiber Optics — 0.8%
Corning, Inc.	100,000	1,766,000

Telecom Services — 0.2%
Amdocs, Ltd.†	16,000	416,000

Telecommunication Equipment — 0.6%
Tellabs, Inc.#	197,000	1,243,070

Telephone - Integrated — 3.4%
AT&T, Inc.	47,330	1,315,301
Qwest Communications International, Inc.#	382,930	2,680,510

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Telephone and Data Systems, Inc.	8,000	$285,440
Verizon Communications, Inc.	100,870	3,228,848

		7,510,099

Television — 0.1%
CBS Corp., Class B	18,000	303,120

Tobacco — 1.2%
Philip Morris International, Inc.	48,000	2,730,720

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,000	555,710

Wireless Equipment — 1.2%
Motorola, Inc.†	334,500	2,562,270

Total Long - Term Investment Securities
(cost $205,210,086)		220,350,208

SHORT - TERM INVESTMENT SECURITIES — 13.3%
Collective Investment Pool — 13.3%
Securities Lending Quality Trust(1)
(cost $29,482,624)	29,482,624	29,397,566

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $710,000 and collateralized by $730,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $737,008 (cost $710,000)	$710,000	710,000

TOTAL INVESTMENTS
(cost $235,402,710)(2)	113.3%	250,457,774
Liabilities in excess of other assets	(13.3)	(29,317,113)

NET ASSETS —	100.0%	$221,140,661

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$11,492,133	$—	$—	$11,492,133
Medical - Drugs	12,405,834	—	—	12,405,834
Oil Companies - Integrated	12,462,738	—	—	12,462,738
Other Industries*	183,989,503	—	—	183,989,503
Short-Term Investment Securities:
Collective Investment Pool	—	29,397,566	—	29,397,566
Repurchase Agreement	—	710,000	—	710,000

Total	$220,350,208	$30,107,566	$—	$250,457,774

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Aerospace/Defense	7.2%
Oil Companies — Integrated	7.0
Medical — Drugs	7.0
Telephone — Integrated	6.9
Tobacco	6.1
Electric — Integrated	4.1
Food — Misc.	3.6
Chemicals — Diversified	2.8
Consumer Products — Misc.	2.4
Retail — Restaurants	2.3
Multimedia	2.3
Banks — Commercial	2.3
Diversified Banking Institutions	2.3
Time Deposits	2.1
Diversified Manufacturing Operations	2.0
Banks — Super Regional	1.9
Electronic Components — Semiconductors	1.8
Medical Products	1.8
Diversified Minerals	1.8
Insurance — Property/Casualty	1.7
Applications Software	1.6
Machinery — Farming	1.4
Machinery — Construction & Mining	1.4
Commercial Services — Finance	1.3
Cosmetics & Toiletries	1.2
Schools	1.2
Medical — Outpatient/Home Medical	1.2
Oil Companies — Exploration & Production	1.2
Transport — Rail	1.2
Aerospace/Defense — Equipment	1.2
Computer Services	1.1
Data Processing/Management	1.1
Electronic Components — Misc.	1.1
Pipelines	1.0

Beverages — Non-alcoholic	0.9
Industrial Gases	0.8
Retail — Discount	0.7
Apparel Manufacturers	0.7
Computers	0.6
Vitamins & Nutrition Products	0.6
Beverages — Wine/Spirits	0.6
Metal —Diversified	0.6
Retail — Apparel/Shoe	0.5
Insurance — Life/Health	0.5
Transport — Services	0.5
Gold Mining	0.5
Cellular Telecom	0.4
Retail — Building Products	0.4
Cable/Satellite TV	0.4
Containers — Paper/Plastic	0.4
Water	0.4
Metal — Copper	0.4
Toys	0.4
Coal	0.3
Paper & Related Products	0.3
Oil — Field Services	0.3
Gas — Distribution	0.3
Non-Ferrous Metals	0.3
Forestry	0.2
Industrial Automated/Robotic	0.2
Telecom Services	0.2
Auto/Truck Parts & Equipment — Original	0.2
Repurchase Agreements	0.2
Banks — Fiduciary	0.2
Steel — Producers	0.2
Electric — Transmission	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.6%
Aerospace/Defense — 7.2%
General Dynamics Corp.	40,552	$2,680,082
Lockheed Martin Corp.	23,984	1,631,871
Northrop Grumman Corp.	43,142	2,660,998
Raytheon Co.	67,411	3,117,759
Rockwell Collins, Inc.	4,200	235,452

		10,326,162

Aerospace/Defense - Equipment — 1.2%
United Technologies Corp.	21,800	1,640,886

Apparel Manufacturers — 0.7%
VF Corp.	11,600	961,408

Applications Software — 1.6%
Microsoft Corp.	89,693	2,261,161

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	9,000	327,960

Banks - Commercial — 2.3%
Bank of Nova Scotia	21,400	1,109,452
National Bank of Canada	17,400	1,149,886
Royal Bank of Canada	7,400	396,113
Toronto-Dominion Bank	8,800	640,273

		3,295,724

Banks - Fiduciary — 0.2%
The Bank of New York Mellon Corp.	9,900	267,201

Banks - Super Regional — 1.9%
US Bancorp	41,500	986,870
Wells Fargo & Co.	63,500	1,727,835

		2,714,705

Beverages - Non-alcoholic — 0.9%
The Coca-Cola Co.	20,400	1,288,668

Beverages - Wine/Spirits — 0.6%
Diageo PLC(1)	49,135	873,716

Cable/Satellite TV — 0.4%
Comcast Corp., Special Class A	32,200	610,834

Cellular Telecom — 0.4%
Rogers Communications, Inc., Class B	5,000	176,757
Vodafone Group PLC ADR	18,300	458,598

		635,355

Chemicals - Diversified — 2.8%
E.I. du Pont de Nemours & Co.	71,489	3,359,268
Olin Corp.	22,300	407,421
The Dow Chemical Co.	8,500	265,030

		4,031,719

Coal — 0.3%
CONSOL Energy, Inc.	4,800	201,408
Peabody Energy Corp.	4,100	241,121

		442,529

Commercial Services - Finance — 1.3%
H&R Block, Inc.	146,760	1,847,708

Computer Services — 1.1%
International Business Machines Corp.	11,400	1,612,644

Computers — 0.6%
Hewlett - Packard Co.	21,500	901,495

Consumer Products - Misc. — 2.4%
Clorox Co.	42,374	2,619,137
Kimberly - Clark Corp.	13,300	823,137

		3,442,274

Security Description	Shares	Value (Note 2)

Containers - Paper/Plastic — 0.4%
Packaging Corp. of America	9,800	$251,370
Temple-Inland, Inc.	14,700	308,259

		559,629

Cosmetics & Toiletries — 1.2%
Avon Products, Inc.	14,000	399,840
The Procter & Gamble Co.	22,600	1,380,182

		1,780,022

Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	76,843	1,582,197

Diversified Banking Institutions — 2.3%
Bank of America Corp.	78,800	862,860
JPMorgan Chase & Co.	63,100	2,358,678

		3,221,538

Diversified Manufacturing Operations — 2.0%
3M Co.	12,100	1,016,158
General Electric Co.	88,000	1,393,040
Honeywell International, Inc.	9,400	467,274

		2,876,472

Diversified Minerals — 1.8%
BHP Billiton, Ltd.(1)	61,018	2,508,310

Electric - Integrated — 4.1%
American Electric Power Co., Inc.	13,500	480,600
Consolidated Edison, Inc.	4,900	237,013
Dominion Resources, Inc.	19,400	805,682
Duke Energy Corp.	21,100	370,305
Entergy Corp.	7,400	527,176
Exelon Corp.	6,700	263,779
FirstEnergy Corp.	4,900	172,039
NextEra Energy, Inc.	11,100	561,882
Northeast Utilities	10,700	332,770
PG&E Corp.	5,600	262,808
PPL Corp.	10,900	276,969
Public Service Enterprise Group, Inc.	20,500	632,015
Southern Co.	16,300	614,836
Wisconsin Energy Corp.	5,500	331,210

		5,869,084

Electric - Transmission — 0.1%
ITC Holdings Corp.	3,200	193,760

Electronic Components - Misc. — 1.1%
Garmin, Ltd.	54,171	1,568,792

Electronic Components - Semiconductors — 1.8%
Intel Corp.	123,803	2,614,719

Food - Misc. — 3.6%
General Mills, Inc.	24,800	876,184
H.J. Heinz Co.	14,700	709,569
Kraft Foods, Inc., Class A	76,991	2,328,978
Unilever NV	43,000	1,220,340

		5,135,071

Forestry — 0.2%
Weyerhaeuser Co.	20,768	346,618

Gas - Distribution — 0.3%
AGL Resources, Inc.	2,800	102,844
Sempra Energy	6,500	325,585

		428,429

54

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMEN STOCK (continued)
Gold Mining — 0.5%
Barrick Gold Corp.	13,000	$670,040

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	5,100	337,212

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	4,000	344,880
Praxair, Inc.	8,000	736,400

		1,081,280

Insurance - Life/Health — 0.5%
Prudential Financial, Inc.	14,400	729,792

Insurance - Property/Casualty — 1.7%
Chubb Corp.	18,000	1,026,180
The Travelers Cos., Inc.	27,100	1,463,129

		2,489,309

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.	24,000	2,030,400

Machinery - Farming — 1.4%
Deere & Co.	27,400	2,046,780

Medical Products — 1.8%
Johnson & Johnson	41,051	2,526,689

Medical - Drugs — 7.0%
Abbott Laboratories	15,900	739,509
Bristol-Myers Squibb Co.	88,427	2,231,897
Eli Lilly & Co.	48,263	1,624,533
Merck & Co., Inc.	78,791	2,715,926
Pfizer, Inc.	162,604	2,648,819

		9,960,684

Medical - Outpatient/Home Medical — 1.2%
Lincare Holdings, Inc.	66,000	1,699,500

Metal - Copper — 0.4%
Southern Copper Corp.	12,400	519,932

Metal - Diversified — 0.6%
Rio Tinto, Ltd.(1)	10,948	859,542

Multimedia — 2.3%
Meredith Corp.	49,954	1,679,453
The McGraw - Hill Cos., Inc.	47,036	1,622,272

		3,301,725

Non - Ferrous Metals — 0.3%
Cameco Corp.	9,700	351,130

Oil Companies - Exploration & Production — 1.2%
EQT Corp.	14,400	582,768
Occidental Petroleum Corp.	12,400	1,093,308

		1,676,076

Oil Companies - Integrated — 7.0%
Chevron Corp.	53,571	4,337,644
ConocoPhillips	15,600	938,652
Exxon Mobil Corp.	30,700	2,135,492
Marathon Oil Corp.	23,700	793,239
Murphy Oil Corp.	2,100	141,792
Total SA ADR	35,300	1,721,581

		10,068,400

Security Description	Shares	Value (Note 2)

Oil-Field Services — 0.3%
Schlumberger, Ltd.	5,600	$433,104

Paper & Related Products — 0.3%
MeadWestvaco Corp.	17,600	437,184

Pipelines — 1.0%
Enbridge, Inc.	18,700	1,040,883
Spectra Energy Corp.	18,400	437,368

		1,478,251

Retail - Apparel/Shoe — 0.5%
Limited Brands, Inc.	22,300	750,841

Retail - Building Products — 0.4%
Home Depot, Inc.	20,800	628,368

Retail - Discount — 0.7%
Wal-Mart Stores, Inc.	17,800	962,802

Retail - Restaurants — 2.3%
McDonald’s Corp.	42,597	3,335,345

Schools — 1.2%
Strayer Education, Inc.	12,985	1,764,272

Steel - Producers — 0.2%
BlueScope Steel, Ltd.(1)	140,369	258,866

Telecom Services — 0.2%
BCE, Inc.	9,700	328,636

Telephone - Integrated — 6.9%
AT&T, Inc.	114,224	3,174,285
CenturyLink, Inc.	51,291	2,205,000
Frontier Communications Corp.	6,817	62,035
Qwest Communications International, Inc.	192,800	1,349,600
Verizon Communications, Inc.	84,589	2,707,694
Windstream Corp.	27,900	363,816

		9,862,430

Tobacco — 6.1%
Altria Group, Inc.	82,200	1,972,800
Lorillard, Inc.	24,105	1,918,276
Philip Morris International, Inc.	56,277	3,201,599
Reynolds American, Inc.	51,946	1,607,209

		8,699,884

Toys — 0.4%
Mattel, Inc.	20,000	516,800

Transport - Rail — 1.2%
Canadian National Railway Co.	16,500	1,055,175
Union Pacific Corp.	6,500	585,715

		1,640,890

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	10,400	729,352

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	14,700	875,679

Water — 0.4%
American Water Works Co., Inc.	22,200	544,122

Total Long-Term Investment Securities
(cost $130,233,814)		139,762,107

55

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10 (cost $3,049,000)	$3,049,000	$3,049,000

REPURCHASE AGREEMENT — 0.2%
State Street Bank & Trust Co., Joint Repurchase Agreement(2) (cost $278,000)	278,000	278,000

TOTAL INVESTMENTS
(cost $133,560,814)(3)	99.9%	143,089,107
Other assets less liabilities	0.1	84,557

NET ASSETS —	100.0%	$143,173,664

(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $4,500,434 representing 3.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$10,326,162	$—		$—	$10,326,162
Medical Drugs	9,960,684	—		—	9,960,684
Oil Companies - Integrated	10,068,400	—		—	10,068,400
Telephone - Integrated	9,862,430	—		—	9,862,430
Tobacco	8,699,884	—		—	8,699,884
Other Industries*	86,344,113	4,500,434	#	—	90,844,547
Short-Term Investment Securities:
Time Deposits	—	3,049,000		—	3,049,000
Repurchase Agreement	—	278,000		—	278,000

Total	$135,261,673	$7,827,434		$—	$143,089,107

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,500,434 representing 3.1% of net assets; see Note 2.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Medical — Drugs	9.5%
Oil Companies-Integrated	5.9
Insurance — Multi-line	5.5
Telecom Services	5.3
Telephone — Integrated	5.2
Cellular Telecom	5.0
Electric — Integrated	3.1
Semiconductor Components — Integrated Circuits	3.1
Insurance — Reinsurance	3.1
Collective Investment Pool	2.7
Multimedia	2.6
Human Resources	2.5
Diversified Banking Institutions	2.4
Oil Companies — Exploration & Production	2.3
Electronic Components — Semiconductors	2.3
Diversified Financial Services	2.3
U.S. Government Agencies	2.2
Insurance — Life/Health	1.9
Toys	1.8
Diversified Manufacturing Operations	1.8
Retail — Building Products	1.7
Auto — Cars/Light Trucks	1.7
Diversified Operations/Commercial Services	1.6
Enterprise Software/Service	1.6
Electronic Components — Misc.	1.4
Computers	1.4
Insurance — Property/Casualty	1.2
Food — Misc.	1.1
Retail — Restaurants	1.0
Wireless Equipment	1.0
Retail — Automobile	1.0
Banks — Commercial	0.9
Aerospace/Defense	0.9
Real Estate Operations & Development	0.9
Publishing — Books	0.8
Diversified Minerals	0.8
Building — Heavy Construction	0.8
Food — Retail	0.8
Apparel Manufacturers	0.8
Diversified Operations	0.8
Building Products — Air & Heating	0.8
Building & Construction — Misc.	0.7
Building Products — Cement	0.7
Computers — Periphery Equipment	0.6
Containers — Metal/Glass	0.6
Food — Wholesale/Distribution	0.6
Medical — Wholesale Drug Distribution	0.5
Transport — Services	0.5
Applications Software	0.5
Security Services	0.5
Engineering/R&D Services	0.5
Oil Refining & Marketing	0.4
Retail — Major Department Stores	0.4
Athletic Footwear	0.4
Investment Management/Advisor Services	0.4
Chemicals — Specialty	0.4
Medical — Biomedical/Gene	0.2
Power Converter/Supply Equipment	0.2
Time Deposits	0.1
Internet Security	0.1
Machinery — General Industrial	0.1

101.9%

Country Allocation*

United Kingdom	20.4%
France	10.6
Germany	8.0
Switzerland	8.0
Japan	5.5
Taiwan	5.1
United States	5.0
Netherlands	4.7
Norway	4.7
South Korea	4.6
Singapore	4.0
Spain	3.1
Australia	2.9
Hong Kong	2.3
Canada	1.7
Italy	1.7
China	1.4
Bermuda	1.4
Sweden	1.3
Russia	1.2
Ireland	1.0
Austria	0.9
Brazil	0.8
Jersey	0.6
Turkey	0.6
India	0.4

101.9%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.1%
Australia — 2.9%
Billabong International, Ltd.#(1)	871,720	$7,036,450
Brambles, Ltd.(1)	2,286,184	14,892,148
Downer EDI, Ltd.(1)	941,308	4,210,630

		26,139,228

Austria — 0.9%
Telekom Austria AG(1)	601,270	8,358,397

Bermuda — 1.4%
Invesco, Ltd.	155,154	3,373,048
PartnerRe, Ltd.#	71,130	5,512,575
Yue Yuen Industrial Holdings, Ltd.(1)	1,002,172	3,586,170

		12,471,793

Canada — 1.7%
Talisman Energy, Inc.	534,640	10,265,213
Valeant Pharmaceuticals International, Inc.	218,030	5,651,725

		15,916,938

China — 1.4%
China Telecom Corp., Ltd.(1)	23,869,823	11,963,005
Shanghai Electric Group Co., Ltd.(1)	880,968	599,845

		12,562,850

France — 10.6%
AXA SA(1)	891,082	12,795,976
BNP Paribas(1)	67,290	3,977,553
France Telecom SA(1)	1,116,855	22,601,244
GDF Suez#(1)	172,090	5,702,661
Sanofi-Aventis SA(1)	463,910	28,029,986
Total SA(1)	279,300	13,517,036
Vivendi SA(1)	404,500	9,866,181

		96,490,637

Germany — 8.0%
Celesio AG(1)	217,330	5,114,869
Deutsche Post AG(1)	288,380	4,627,568
E.ON AG(1)	445,220	12,772,311
Merck KGaA(1)	142,680	11,136,119
Muenchener Rueckversicherungs AG(1)	64,090	8,900,687
SAP AG(1)	313,440	14,622,817
Siemens AG(1)	147,695	16,156,507

		73,330,878

Hong Kong — 2.3%
Cheung Kong Holdings, Ltd.(1)	564,488	8,315,010
China Mobile, Ltd.(1)	598,000	5,958,912
Hutchison Whampoa, Ltd.(1)	700,341	6,972,863

		21,246,785

India — 0.4%
Reliance Industries, Ltd. GDR*(1)	94,320	4,095,499

Ireland — 1.0%
CRH PLC(1)	352,760	6,125,844
Elan Corp. PLC ADR†#	579,430	2,984,065

		9,109,909

Italy — 1.7%
Autogrill SpA†(1)	730,314	9,331,643
UniCredit SpA(1)	3,376,754	6,528,365

		15,860,008

Japan — 5.5%
Nintendo Co., Ltd.(1)	60,996	$16,567,425
NKSJ Holdings, Inc.†(1)	1,593,000	10,660,308
Toyota Motor Corp.(1)	320,900	12,438,839

Security Description	Shares	Value (Note 2)

Trend Micro, Inc.(1)	42,600	1,315,962
USS Co., Ltd.(1)	124,250	8,951,438

		49,933,972

Jersey — 0.6%
Informa PLC(1)	943,060	5,796,950

Netherlands — 4.7%
ING Groep NV CVA†(1)	3,172,164	28,037,716
Koninklijke Philips Electronics NV(1)	111,750	3,014,779
Randstad Holding NV†(1)	93,820	4,290,693
Reed Elsevier NV(1)	654,324	7,651,357

		42,994,545

Norway — 4.7%
Aker Solutions ASA#(1)	490,840	7,253,798
Statoil ASA#(1)	892,330	17,672,618
Telenor ASA(1)	1,244,458	17,876,896

		42,803,312

Russia — 1.2%
Gazprom OAO ADR (OTC US)#	383,700	8,464,422
Gazprom OAO ADR (London)(1)	126,800	2,817,223

		11,281,645

Singapore — 4.0%
Flextronics International, Ltd.†	1,326,280	9,615,530
Singapore Telecommunications, Ltd.(1)	5,864,999	13,754,179
Singapore Telecommunications, Ltd. - 10(1)	1,931,000	4,516,719
United Overseas Bank, Ltd.(1)	620,387	8,684,611

		36,571,039

South Korea — 4.6%
KB Financial Group, Inc.(1)	449,203	20,852,876
Samsung Electronics Co., Ltd.(1)	29,787	21,184,577

		42,037,453

Spain — 3.1%
Gamesa Corp. Tecnologica SA†#(1)	317,442	2,115,832
Iberdrola SA#(1)	1,431,933	9,852,716
Telefonica SA(1)	770,656	16,400,597
Telefonica SA ADR	279	17,856

		28,387,001

Sweden — 1.3%
Niscayah Group AB(1)	1,261,925	2,270,580
Telefonaktiebolaget LM Ericsson, Class B(1)	905,170	9,331,514

		11,602,094

Switzerland — 8.0%
ACE, Ltd.	158,910	9,299,413
Adecco SA(1)	127,930	7,295,450
Basilea Pharmaceutica AG†(1)	33,210	2,168,782
Lonza Group AG(1)	43,330	3,341,812
Nestle SA(1)	192,850	10,477,695
Novartis AG(1)	98,620	5,248,198
Roche Holding AG(1)	131,100	17,992,788
Swiss Reinsurance Co., Ltd.(1)	294,940	13,612,629
UBS AG†(1)	212,579	3,180,208

		72,616,975

COMMON STOCK (continued)
Taiwan — 5.1%
Compal Electronics, Inc.(1)	10,137,528	$12,540,516
Lite-On Technology Corp.(1)	4,336,095	5,617,586
Siliconware Precision Industries Co.(1)	6,543,000	6,770,911
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	10,327,862	21,443,206

		46,372,219

58

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

Turkey — 0.6%
Turkcell Iletisim Hizmet AS ADR	303,040	5,163,802

United Kingdom — 20.4%
Aviva PLC(1)	3,091,298	17,030,655
BAE Systems PLC(1)	1,618,250	8,321,200
BP PLC(1)	1,509,312	10,034,540
BP PLC ADR	180	7,200
Carillion PLC(1)	1,256,480	6,501,098
G4S PLC(1)	1,192,930	4,412,322
GlaxoSmithKline PLC(1)	812,341	15,383,419
Hays PLC(1)	6,300,480	10,595,256
HSBC Holdings PLC(1)	810,775	8,169,884
Kingfisher PLC(1)	4,296,585	15,691,667
Marks & Spencer Group PLC(1)	678,710	3,932,535
Pearson PLC(1)	603,877	8,692,439
Premier Foods PLC†(1)	20,777,609	5,243,066
Rexam PLC(1)	1,196,170	5,606,523
Royal Dutch Shell PLC, Class A(1)	167,235	5,032,501
Royal Dutch Shell PLC, Class B(1)	268,205	7,954,019
SIG PLC†(1)	4,032,874	6,961,254
Tesco PLC(1)	1,115,350	7,185,907
The Sage Group PLC(1)	1,150,510	4,611,149
Vodafone Group PLC(1)	13,909,547	34,758,863

		186,125,497

Total Common Stock
(cost $915,178,038)		877,269,426

PREFERRED STOCK — 0.8%
Brazil — 0.8%
Vale SA ADR
(cost $3,582,029)	263,264	7,474,065

Total Long-Term Investment Securities
(cost $918,760,067)		884,743,491

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Collective Investment Pool — 2.7%
Securities Lending Quality Trust(3)	24,517,348	$24,446,616

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$1,349,000	1,349,000

U.S. Government Agencies — 2.2%
Federal Home Loan Bank Disc. Notes 0.07% due 12/01/10	19,900,000	19,900,000

Total Short-Term Investment Securities
(cost $45,766,348)		45,695,616

TOTAL INVESTMENTS
(cost $964,526,415)(2)	101.9%	930,439,107
Liabilities in excess of other assets	(1.9)	(17,514,892)

NET ASSETS —	100.0%	$912,924,215

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $4,095,499 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $816,914,577 representing 89.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security is purchased with cash collateral received from securities loaned (see Note 2).
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depository Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$96,490,637	#	$—	$96,490,637
Germany	—	73,330,878	#	—	73,330,878
Japan	—	49,933,972	#	—	49,933,972
Switzerland	9,299,413	63,317,562	#	—	72,616,975
Taiwan	—	46,372,219	#	—	46,372,219
United Kingdom	7,200	186,118,297	#	—	186,125,497
Other Countries*	51,048,236	301,351,012	#	—	352,399,248
Preferred Stock	7,474,065	—		—	7,474,065
Short-Term Investment Securities:
Collective Investment Pool	—	24,446,616		—	24,446,616
Time Deposit	—	1,349,000		—	1,349,000
U.S. Government Agencies	—	19,900,000		—	19,900,000

Total	$67,828,914	$862,610,193		$—	$930,439,107

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $816,914,577 representing 89.5% of net assets; see Note 2.

See Notes to Financial Statements

VALIC Company I Global Equity Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.2%
Banks — Commercial	4.6
Coal	3.2
Auto — Cars/Light Trucks	3.3
Medical — Drugs	3.2
Oil Companies — Integrated	3.1
Diversified Banking Institutions	3.1
Telephone — Integrated	2.9
Agricultural Chemicals	2.9
Electric — Integrated	2.8
Oil Companies — Exploration & Production	2.7
Airlines	2.1
Medical Products	2.1
Banks — Super Regional	1.8
Import/Export	1.7
Chemicals — Diversified	1.6
Machinery — Construction & Mining	1.6
Computers	1.6
Transport — Services	1.7
Time Deposits	1.6
Electronic Components — Semiconductors	1.5
Brewery	1.4
Diversified Manufacturing Operations	1.4
Multimedia	1.4
Food — Misc.	1.4
Cellular Telecom	1.3
Computer Services	1.3
Beverages — Non-alcoholic	1.3
Pipelines	1.2
Retail — Restaurants	1.2
Cosmetics & Toiletries	1.2
Real Estate Operations & Development	1.2
Enterprise Software/Service	1.2
Finance — Other Services	1.1
Real Estate Investment Trusts	1.2
Metal — Copper	1.1
Diversified Operations	1.1
Diversified Minerals	1.1
Human Resources	1.0
Gold Mining	1.0
Containers — Paper/Plastic	1.0
Investment Management/Advisor Services	0.9
Web Portals/ISP	0.8
Tobacco	0.8
Computers — Memory Devices	0.8
Office Automation & Equipment	0.7
Applications Software	0.7
Insurance — Multi-line	0.7
Medical — HMO	0.7
Networking Products	0.7
Broadcast Services/Program	0.7
Retail — Apparel/Shoe	0.7
Paper & Related Products	0.6
Athletic Footwear	0.6
Auto/Truck Parts & Equipment — Original	0.6
Transport — Truck	0.6
Rubber — Tires	0.6
Food — Retail	0.6
Cable/Satellite TV	0.6
Medical — Biomedical/Gene	0.6
Machinery — General Industrial	0.6
E — Commerce/Services	0.5
Tools — Hand Held	0.5
Retail — Regional Department Stores	0.5
Telecom Equipment — Fiber Optics	0.5
Hotels/Motels	0.5
Insurance — Property/Casualty	0.5
Non — Ferrous Metals	0.5
Retail — Discount	0.4

Aerospace/Defense — Equipment	0.4
Building — Heavy Construction	0.4
Electronic Components — Misc.	0.4
Transactional Software	0.4
Agricultural Operations	0.4
Dialysis Centers	0.4
Food — Confectionery	0.4
Telecom Services	0.4
Semiconductor Equipment	0.4
Retail — Jewelry	0.4
Instruments — Scientific	0.3
Retail — Drug Store	0.3
Gambling (Non-Hotel)	0.3
Public Thoroughfares	0.3
Insurance — Life/Health	0.3
Medical Instruments	0.3
Wireless Equipment	0.3
Retail — Major Department Stores	0.2
Semiconductor Components — Integrated Circuits	0.2
Oil & Gas Drilling	0.2
Finance — Investment Banker/Broker	0.2

105.8%

*	Calculated as a percentage of net assets

Country Allocation*

United States	51.7%
United Kingdom	8.0
Japan	7.7
Germany	6.7
Canada	4.1
Switzerland	2.4
South Korea	2.2
Hong Kong	2.1
Brazil	1.8
Ireland	1.0
Spain	1.4
Netherlands	1.3
Mexico	1.2
Norway	1.2
Thailand	1.1
Sweden	1.1
South Africa	1.1
France	1.0
Malaysia	1.0
China	0.9
Indonesia	0.9
Cayman Islands	0.8
Denmark	0.8
Bermuda	0.8
Belgium	0.7
Finland	0.7
Jersey	0.5
Italy	0.3
Gibraltar	0.3
Austria	0.3
Singapore	0.3
Taiwan	0.2
British Virgin Islands	0.1
Bahamas	0.1

105.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.1%
Austria — 0.3%
Erste Group Bank AG(1)	17,300	$677,964

Bahamas — 0.1%
Petrominerales, Ltd.	4,600	135,327

Belgium — 0.7%
Anheuser - Busch InBev NV(1)	28,800	1,577,468

Bermuda — 0.8%
Bunge, Ltd.	16,200	985,284
VimpelCom, Ltd. ADR	57,600	902,592

		1,887,876

Brazil — 1.8%
Banco Bradesco SA	43,900	859,514
Banco Santander Brasil SA ADR	39,300	512,865
BM&FBOVESPA SA	183,500	1,396,638
Cia de Concessoes Rodoviarias	26,700	727,998
PDG Realty SA Empreendimentos e Participacoes	130,200	788,976

		4,285,991

British Virgin Islands — 0.1%
Mail.ru Group, Ltd. GDR*†	4,900	200,900

Canada — 4.1%
Agrium, Inc.	24,000	1,925,520
Barrick Gold Corp.	21,700	1,118,452
Canadian Natural Resources, Ltd.	29,700	1,142,519
Enbridge, Inc.	18,800	1,046,449
Pacific Rubiales Energy Corp.	34,900	1,087,916
The Toronto - Dominion Bank	12,900	938,581
TransCanada Corp.	52,300	1,844,294
Viterra, Inc.†	80,200	715,632

		9,819,363

Cayman Islands — 0.8%
Longtop Financial Technologies, Ltd. ADR†	25,000	989,000
Want Want China Holdings, Ltd.(1)	1,129,500	965,506

		1,954,506

China — 0.9%
China Construction Bank Corp.(1)	1,347,100	1,214,876
China Merchants Bank Co., Ltd.(1)	415,400	1,067,557

		2,282,433

Denmark — 0.8%
Carlsberg A/S(1)	11,300	1,067,744
Pandora A/S†	16,400	856,822

		1,924,566

Finland — 0.7%
Fortum Oyj(1)	35,700	941,650
Nokia Oyj ADR#	67,600	623,948

		1,565,598

France — 1.0%
BNP Paribas(1)	16,520	976,507
PPR(1)	3,800	603,512
Unibail - Rodamco SE(1)	5,400	938,304

		2,518,323

Germany — 5.8%
Bayer AG(1)	6,400	464,739
Bayerische Motoren Werke AG(1)	17,700	1,331,229
Deutsche Boerse AG(1)	9,700	586,724
Deutsche Lufthansa AG†(1)	92,500	1,968,485
Deutsche Post AG(1)	88,800	1,424,953
Deutsche Telekom AG(1)	92,300	1,182,402

Security Description	Shares	Value (Note 2)

Germany (continued)
Fresenius Medical Care AG & Co. KGaA(1)	16,900	$975,448
Kabel Deutschland Holding AG†(1)	29,800	1,387,858
Merck KGaA(1)	6,100	476,103
Metro AG(1)	18,100	1,298,308
SAP AG ADR#	31,200	1,464,216
Siemens AG(1)	12,700	1,389,266

		13,949,731

Gibraltar — 0.3%
PartyGaming PLC†#(1)	201,700	734,713

Hong Kong — 2.1%
Cheung Kong Holdings, Ltd.(1)	100,000	1,473,018
China Resources Enterprise, Ltd.(1)	205,500	861,816
CNOOC, Ltd. ADR#	5,800	1,248,740
Hong Kong Exchanges and Clearing, Ltd.(1)	33,700	766,027
Wing Hang Bank, Ltd.(1)	55,800	730,294

		5,079,895

Indonesia — 0.9%
Adaro Energy Tbk PT(1)	5,234,400	1,344,775
Bank Mandiri Tbk PT(1)	1,173,400	831,108

		2,175,883

Ireland — 1.0%
Accenture PLC, Class A	22,400	970,368
Covidien PLC	34,100	1,434,587

		2,404,955

Italy — 0.3%
Intesa Sanpaolo SpA(1)	292,100	759,364

Japan — 7.7%
Bridgestone Corp.(1)	79,300	1,461,230
Canon, Inc.(1)	37,000	1,740,590
Honda Motor Co., Ltd.(1)	61,800	2,237,113
ITOCHU Corp.(1)	268,200	2,487,078
Japan Tobacco, Inc.(1)	550	1,863,059
JTEKT Corp.(1)	133,300	1,476,674
Komatsu, Ltd.(1)	97,600	2,703,545
Marubeni Corp.(1)	262,600	1,703,981
Nomura Holdings, Inc.(1)	74,100	426,803
Sumitomo Heavy Industries, Ltd.(1)	213,800	1,313,260
Tokio Marine Holdings, Inc.(1)	40,600	1,146,026

		18,559,359

Jersey — 0.5%
WPP PLC(1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	112,600	1,245,177

Malaysia — 1.0%
CIMB Group Holdings Berhad(1)	413,000	1,099,469
Tenaga Nasional Bhd(1)	526,000	1,410,119

		2,509,588

Mexico — 1.2%
Fomento Economico Mexicano SAB de CV ADR	18,300	1,034,865
Grupo Mexico SA de CV, Class B	328,100	1,114,560
Grupo Modelo SAB de CV#	132,600	778,532

		2,927,957

Netherlands — 1.3%
Aegon NV†(1)	96,600	530,254
Corio NV(1)	10,300	592,914
ING Groep NV†(1)	45,600	403,044
LyondellBasell Industries NV, Class A†	51,800	1,513,078

		3,039,290

61

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Norway — 1.2%
Yara International ASA(1)	59,100	$2,810,525

Singapore — 0.3%
CapitaLand, Ltd.#(1)	222,400	607,548

South Africa — 1.1%
Bidvest Group, Ltd.(1)	78,100	1,660,038
Naspers, Ltd.(1)	18,200	907,866

		2,567,904

South Korea — 2.2%
Hyundai Engineering & Construction Co. Ltd.(1)	18,900	1,028,778
Kia Motors Corp.(1)	27,700	1,167,570
KT Corp. ADR#	40,200	817,668
LG Display Co., Ltd.(1)	29,500	1,003,515
Samsung Electronics Co., Ltd.(1)	1,700	1,209,043

		5,226,574

Spain — 1.4%
Banco Santander SA(1)	76,100	721,355
Inditex SA#(1)	11,700	881,483
Telefonica SA#(1)	84,200	1,791,889

		3,394,727

Sweden — 1.1%
Nordea Bank AB(1)	116,300	1,157,635
Svenska Cellulosa AB, Class B(1)	106,400	1,550,265

		2,707,900

Switzerland — 2.4%
ACE, Ltd.	12,100	708,092
Adecco SA(1)	21,900	1,248,889
Nestle SA(1)	40,800	2,216,697
Novartis AG(1)	21,300	1,133,508
Roche Holding AG(1)	4,100	562,704

		5,869,890

Taiwan — 0.2%
Siliconware Precision Industries Co. ADR#	104,400	536,616

Thailand — 1.1%
Bangkok Bank Public Co., Ltd.(1)	137,600	668,991
Banpu PCL(1)	81,900	2,058,607

		2,727,598

United Kingdom — 8.0%
Afren PLC†(1)	662,100	1,293,642
Barclays PLC(1)	298,600	1,199,855
GlaxoSmithKline PLC(1)	58,700	1,111,611
HSBC Holdings PLC(1)	168,600	1,698,499
Intercontinental Hotels Group PLC(1)	64,700	1,146,894
Invensys PLC(1)	402,500	2,013,761
Kazakhmys PLC(1)	78,400	1,687,692
Royal Dutch Shell PLC, Class A	118,800	3,576,864
Tullow Oil PLC(1)	71,000	1,265,668
Vodafone Group PLC ADR	70,800	1,774,248
Xstrata PLC(1)	125,400	2,515,760

		19,284,494

United States — 41.9%
Abbott Laboratories	25,000	1,162,750
Aetna, Inc.	9,400	278,428
Allergan, Inc.	18,100	1,199,487
American Electric Power Co., Inc.	49,500	1,762,200
Ameriprise Financial, Inc.	17,100	886,464
AMR Corp.†#	126,600	1,083,696
Apple, Inc.†	9,600	2,987,040

Security Description	Shares	Value (Note 2)

United States (continued)
Applied Materials, Inc.	69,700	$866,371
Arch Coal, Inc.	73,300	2,140,360
AT&T, Inc.	68,800	1,911,952
Avon Products, Inc.	37,400	1,068,144
Baxter International, Inc.	29,200	1,417,660
Bemis Co., Inc.	39,800	1,250,516
Boston Scientific Corp.†#	97,700	627,234
Celgene Corp.†	8,200	486,916
Cisco Systems, Inc.†	83,400	1,597,944
Citigroup, Inc.†	220,700	926,940
Colgate - Palmolive Co.	23,600	1,806,580
Comerica, Inc.#	30,700	1,120,243
ConAgra Foods, Inc.	54,000	1,159,920
ConocoPhillips	46,100	2,773,837
Corning, Inc.	65,100	1,149,666
CVS Caremark Corp.	25,200	781,200
Darden Restaurants, Inc.	27,100	1,326,545
Delta Air Lines, Inc.†#	78,100	1,068,408
eBay, Inc.†	44,300	1,290,459
Edison International	36,300	1,340,922
EMC Corp.†	86,400	1,856,736
Entergy Corp.	17,700	1,260,948
Federal Realty Investment Trust#	15,600	1,207,284
Freeport - McMoRan Copper & Gold, Inc.	10,100	1,023,332
Fresh Market, Inc.†	3,700	134,125
General Motors Co.†#	24,900	851,580
Genzyme Corp.†	11,900	847,518
Goodrich Corp.	12,000	1,029,240
Google, Inc., Class A†	3,200	1,778,272
Henry Schein, Inc.†#	14,600	838,478
Hewlett - Packard Co.	24,500	1,027,285
Huntsman Corp.	132,200	2,045,134
Intel Corp.	43,200	912,384
International Business Machines Corp.	15,900	2,249,214
J.B. Hunt Transport Services, Inc.	40,400	1,474,600
JetBlue Airways Corp.†#	152,300	1,034,117
Johnson & Johnson	13,700	843,235
Joy Global, Inc.	17,200	1,312,704
JPMorgan Chase & Co.	36,400	1,360,632
KeyCorp	86,200	649,086
Kohl’s Corp.†	21,800	1,229,956
Liberty Global, Inc., Class A†#	45,300	1,597,278
Lincoln National Corp.	29,900	714,012
Manpower, Inc.	22,200	1,250,304
Microsoft Corp.	68,800	1,734,448
Newmont Mining Corp.	22,300	1,311,909
News Corp., Class A	90,100	1,228,964
NII Holdings, Inc.†	23,000	891,480
NIKE, Inc., Class B#	17,300	1,490,049
Occidental Petroleum Corp.	17,000	1,498,890
Oracle Corp.	50,100	1,354,704
Peabody Energy Corp.	38,300	2,252,423
PepsiCo, Inc.	33,100	2,139,253
Pfizer, Inc.	111,300	1,813,077
Quest Diagnostics, Inc.	2,000	98,640
Qwest Communications International, Inc.#	170,900	1,196,300
Rowan Cos., Inc.†	16,500	497,475
Sonoco Products Co.	35,300	1,156,428
Sprint Nextel Corp.†#	157,800	596,484
Stanley Black & Decker, Inc.	21,546	1,282,633
Stryker Corp.	7,300	365,657
T. Rowe Price Group, Inc.#	22,300	1,300,759
Target Corp.	18,800	1,070,472
Texas Instruments, Inc.	45,100	1,434,180
The Goldman Sachs Group, Inc.	7,500	1,171,050

62

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
The Mosaic Co.	31,100	$2,103,293
Thermo Fisher Scientific, Inc.†	15,800	803,588
United Parcel Service, Inc., Class B	26,600	1,865,458
UnitedHealth Group, Inc.	24,100	880,132
Urban Outfitters, Inc.†#	18,000	680,220
US Bancorp	52,200	1,241,316
WellPoint, Inc.†	8,400	468,216
Wells Fargo & Co.	46,700	1,270,707
Yum! Brands, Inc.	31,200	1,562,496

		100,760,037

Total Common Stock
(cost $214,701,745)		228,710,040

PREFERRED STOCK — 0.9%
Germany — 0.9%
Volkswagen AG(1)
(cost $1,117,402)	12,740	2,047,788

RIGHTS — 0.0%
China — 0.0%
China Construction Bank Corp. Expires12/08/10†
(cost $0)	94,297	31,331

Total Long - Term Investment Securities
(cost $215,819,147)		230,789,159

SHORT - TERM INVESTMENT SECURITIES — 9.8%
Collective Investment Pool — 8.2%
Securities Lending Quality Trust(2)	19,871,439	19,814,110

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$3,758,000	3,758,000

Total Short - Term Investment Securities
(cost $23,629,439)		23,572,110

TOTAL INVESTMENTS —
(cost $239,448,586)(3)	105.8%	254,361,269
Liabilities in excess of other assets	(5.8)	(13,866,892)

NET ASSETS —	100.0%	$240,494,377

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $200,900 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $94,226,130 representing 39.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	PLN	7,320,000	USD	2,552,924	01/19/2011	$199,441	$—

Citibank N.A.	DKK	5,081,000	USD	955,326	01/19/2011	70,420	—
	HKD	3,290,000	USD	424,243	01/19/2011	407	—
	JPY	604,738,000	USD	7,512,180	01/19/2011	281,198	—
	NZD	683,000	USD	518,260	01/19/2011	12,339	—
	SGD	7,836,000	USD	6,053,583	01/19/2011	119,197	—
	USD	5,638,513	AUD	5,661,000	01/19/2011	—	(244,527)
	USD	4,456,404	CAD	4,513,000	01/19/2011	—	(64,324)
	USD	183,592	DKK	985,000	01/19/2011	—	(12,045)
	USD	4,197,060	EUR	3,087,000	01/19/2011	—	(190,659)
	USD	3,003,277	HKD	23,286,000	01/19/2011	—	(3,443)
	USD	7,452,453	JPY	604,738,000	01/19/2011	—	(221,471)
	USD	511,129	NZD	683,000	01/19/2011	—	(5,208)
	USD	2,610,696	PLN	7,320,000	01/19/2011	—	(257,213)
	USD	263,751	ZAR	1,847,000	01/19/2011	—	(5,239)

						483,561	(1,004,129)

Deutsche Bank AG London	AUD	1,886,000	USD	1,832,966	01/19/2011	35,923	—
	HKD	19,996,000	USD	2,581,178	01/19/2011	5,180	—
	USD	3,055,894	CHF	2,926,000	01/19/2011	—	(138,068)
	USD	1,374,121	ZAR	9,570,000	01/19/2011	—	(34,677)

						41,103	(172,745)

Goldman Sachs & Co.	BRL	2,604,481	USD	1,520,421	12/2/2010	1,419	—
	USD	1,528,900	BRL	2,604,481	12/2/2010	—	(9,898)

						1,419	(9,898)

Goldman Sachs Capital Markets, LP	ZAR	11,417,000	USD	1,611,433	01/19/2011	13,477	—

Morgan Stanley Capital Services, Inc.	EUR	7,705,000	USD	10,758,553	01/19/2011	758,774	—
	NOK	12,303,000	USD	2,119,480	01/19/2011	143,542	—
	USD	4,695,290	GBP	2,956,000	01/19/2011	—	(98,800)
	USD	871,767	MXN	10,960,000	01/19/2011	2,493	—
	USD	6,043,731	SGD	7,836,000	01/19/2011	—	(109,346)

						904,809	(208,146)

Royal Bank Of Scotland PLC	MXN	10,960,000	USD	882,291	01/19/2011	8,031	—

UBS AG	CAD	4,513,000	USD	4,417,624	01/19/2011	25,544	—
	CHF	2,926,000	USD	2,977,132	01/19/2011	59,306	—
	GBP	2,956,000	USD	4,732,408	01/19/2011	135,919	—
						—	—

						220,769	—

Net Unrealized Appreciation/(Depreciation)						$1,872,610	$(1,394,918)

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canada Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polixh Zloty

SGD—Singapore Dollar

USD—United States Dollar

ZAR—South African Rand

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$1,464,216	$12,485,515	#	$—	$13,949,731
Japan	—	18,559,359	#	—	18,559,359
United Kingdom	5,351,112	13,933,382	#	—	19,284,494
United States	100,760,037	—		—	100,760,037
Other Countries*	28,956,333	47,200,086	#	—	76,156,419
Preferred Stock	—	2,047,788	#	—	2,047,788
Rights	31,331	—		—	31,331
Short-Term Investment Securities:
Collective Investment Pool	—	19,814,110		—	19,814,110
Time Deposits	—	3,758,000		—	3,758,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	1,872,610			1,872,610

Total	$136,563,029	$119,670,850		$—	$256,233,879

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	$—	$1,394,918		$—	$1,394,918

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $94,226,130 representing 39.2% of net assets; see Note 2.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	70.7%
Real Estate Operations & Development	17.1
Real Estate Management/Services	5.5
Time Deposits	2.6
Hotels/Motels	1.6
Diversified Operations	1.2
Diversified Financial Services	0.9
Investment Companies	0.6
Storage/Warehousing	0.2
Building & Construction-Misc.	0.1

100.5%

Country Allocation*

United States	52.8%
Japan	8.0
Hong Kong	7.5
Australia	7.4
United Kingdom	4.3
Singapore	4.1
France	3.9
Canada	3.5
Bermuda	2.8
Cayman Islands	1.8
Norway	0.7
Luxembourg	0.6
Switzerland	0.6
Jersey	0.6
Poland	0.5
Sweden	0.4
Brazil	0.4
Netherlands	0.3
Spain	0.3

100.5%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Australia — 7.3%
BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust(3)	824,258	1,413,010
Challenger Diversified Property Group(3)	1,376,667	679,009
Charter Hall Group(3)	244,696	588,057
Charter Hall Office REIT(3)	676,953	1,837,501
Commonwealth Property Office Fund(3)	3,155,143	2,479,554
GPT Group(3)	628,885	1,669,495
ING Office Fund(3)	4,660,589	2,609,066
Stockland(3)	543,929	1,906,224
Valad Property Group†(3)	345,407	376,655
Westfield Group†(3)	509,414	5,923,217
Westfield Retail Trust†(2)	126,179	332,592

		19,814,380

Bermuda — 2.8%
Hong Kong Land Holdings, Ltd.(3)	813,000	5,509,775
Kerry Properties, Ltd.(3)	446,500	2,236,268

		7,746,043

Brazil — 0.4%
BR Malls Participacoes SA	8,500	83,781
BR Properties SA	35,400	402,601
Iguatemi Empresa de Shopping Centers SA	6,900	171,031
Multiplan Empreendimentos Imobiliarios SA	12,200	270,384
PDG Realty SA Empreendimentos e Participacoes	13,600	82,412

		1,010,209

Canada — 3.5%
Allied Properties Real Estate Investment Trust	123,400	2,659,011
Chartwell Seniors Housing Real Estate Investment Trust	77,000	603,819
Dundee Real Estate Investment Trust	34,300	994,368
H&R Real Estate Investment Trust	18,400	354,897
Homburg Canada Real Estate Investment Trust	127,800	1,360,727
InnVest Real Estate Investment Trust	326,800	2,101,096
Transglobe Apartment Real Estate Investment Trust	144,600	1,490,300

		9,564,218

Cayman Islands — 1.8%
China Resources Land, Ltd.(3)	1,024,000	1,837,241
KWG Property Holding, Ltd.(3)	2,146,000	1,595,582
Renhe Commercial Holdings Co., Ltd.(3)	960,000	173,110
Shimao Property Holdings, Ltd.(3)	798,000	1,202,012

		4,807,945

France — 3.9%
Klepierre(3)	59,453	1,875,542
Nexity SA(3)	48,167	1,966,173
Societe Immobiliere de Location pour l’Industrie et le Commerce(3)	16,786	1,895,915
Unibail-Rodamco SE(3)	27,980	4,861,804

		10,599,434

Hong Kong — 7.5%
China Overseas Land & Investment, Ltd.(3)	452,000	866,564
Henderson Land Development Co., Ltd.(3)	707,000	4,967,797
Hysan Development Co., Ltd.(3)	278,148	1,145,617
Sun Hung Kai Properties, Ltd.(3)	620,504	10,179,989
Wharf Holdings, Ltd.(3)	498,000	3,320,634

		20,480,601

Japan — 8.0%
BLife Investment Corp.(3)	179	1,146,433
Frontier Real Estate Investment Corp.(3)	89	754,894
Goldcrest Co., Ltd.(3)	32,710	700,068
Mitsubishi Estate Co., Ltd.(3)	428,000	7,221,682

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsui Fudosan Co., Ltd.(3)	203,000	$3,595,090
Nippon Building Fund, Inc.(3)	282	2,749,903
Nomura Real Estate Office Fund, Inc.(3)	228	1,447,760
Sumitomo Realty & Development Co., Ltd.(3)	124,000	2,670,186
United Urban Investment Corp.(3)	1,308	1,511,366

		21,797,382

Jersey — 0.6%
Atrium European Real Estate, Ltd.(3)	302,139	1,533,359

Luxembourg — 0.6%
ProLogis European Properties†(3)	283,747	1,686,505

Netherlands — 0.3%
Vastned Offices/Industrial NV(3)	63,113	879,189

Norway — 0.7%
Norwegian Property ASA†(3)	1,209,675	1,813,803

Poland — 0.5%
Globe Trade Centre SA†(3)	178,438	1,365,940

Singapore — 4.1%
Ascendas Real Estate Investment Trust(3)	224,600	354,075
Cache Logistics Trust(3)	1,411,000	1,030,946
Cambridge Industrial Trust(3)	3,216,752	1,302,680
CapitaLand, Ltd.(3)	1,293,000	3,532,192
CapitaMall Trust(3)	240,000	334,315
CDL Hospitality Trusts(3)	1,078,000	1,682,802
Global Logistic Properties, Ltd.†	1,816,000	3,053,372

		11,290,382

Spain — 0.3%
Sol Melia SA(3)	110,693	872,009

Sweden — 0.4%
Hufvudstaden AB(3)	126,355	1,216,761

Switzerland — 0.6%
PSP Swiss Property AG†(3)	23,856	1,675,894

United Kingdom — 4.3%
Big Yellow Group PLC(3)	23,688	117,509
Derwent London PLC(3)	66,936	1,489,869
Great Portland Estates PLC(3)	262,140	1,345,678
Hammerson PLC(3)	515,962	3,153,712
Intercontinental Hotels Group PLC(3)	56,167	995,636
Land Securities Group PLC(3)	167,500	1,637,422
Metric Property Investments PLC†(3)	813,204	1,312,559
Safestore Holdings PLC(3)	347,370	656,075
Songbird Estates PLC†(3)	421,436	885,060
Unite Group PLC†(3)	29,384	85,502

		11,679,022

United States — 48.8%
Acadia Realty Trust	78,542	1,434,177
Alexandria Real Estate Equities, Inc.	43,300	2,890,275
AvalonBay Communities, Inc.	25,116	2,771,048
BioMed Realty Trust, Inc.	122,741	2,163,924
Boston Properties, Inc.	46,060	3,859,828
Camden Property Trust	108,752	5,553,965
CBL & Associates Properties, Inc.	109,624	1,808,796
Corporate Office Properties Trust	33,000	1,119,030
DCT Industrial Trust, Inc.	147,800	730,132
DiamondRock Hospitality Co.†	147,300	1,551,069
Digital Realty Trust, Inc.	93,587	4,915,189
Equity Residential	76,446	3,820,771
Essex Property Trust, Inc.	39,900	4,422,516
Health Care REIT, Inc.	139,343	6,448,794
Hersha Hospitality Trust	101,300	620,969

67

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Highwoods Properties, Inc.	90,000	$2,745,900
Home Properties, Inc.	33,500	1,795,265
Host Hotels & Resorts, Inc.	439,277	7,239,285
Kilroy Realty Corp.	56,366	1,923,208
Kimco Realty Corp.	293,800	4,894,708
LaSalle Hotel Properties	49,700	1,182,860
Liberty Property Trust	128,500	4,027,190
Marriott International, Inc., Class A	36,765	1,441,556
Mid-America Apartment Communities, Inc.	20,200	1,239,674
National Retail Properties, Inc.	101,600	2,642,616
Nationwide Health Properties, Inc.	87,000	3,136,350
Omega Healthcare Investors, Inc.	39,700	838,067
Piedmont Office Realty Trust, Inc.	94,986	1,889,271
ProLogis	472,379	6,145,651
Regency Centers Corp.	127,470	5,190,578
Retail Opportunity Investments Corp.	83,642	822,201
Senior Housing Properties Trust	179,000	3,997,070
Simon Property Group, Inc.	153,639	15,133,441
SL Green Realty Corp.	52,269	3,418,393
Sovran Self Storage, Inc.	31,489	1,134,549
Starwood Hotels & Resorts Worldwide, Inc.	19,019	1,081,040
The Macerich Co.	109,954	5,095,268
UDR, Inc.	111,100	2,477,530
Ventas, Inc.	25,762	1,320,818
Vornado Realty Trust	79,689	6,501,029
Washington Real Estate Investment Trust	55,800	1,711,944

		133,135,945

Total Common Stock
(cost $221,825,349)		262,969,021

PREFERRED STOCK — 0.5%
United States — 0.5%
CBL & Associates Properties, Inc. 7.38%	14,000	331,940
DuPont Fabros Technology, Inc. 7.88%	6,000	149,580
SL Green Realty Corp. 7.63%	39,000	975,000

Total Preferred Stock
(cost $1,392,405)		1,456,520

ASSET BACKED SECURITIES — 0.9%
United States — 0.9%
Banc of America Large Loan, Inc. FRS Series 2006-BIX1, Class B 0.39% due 10/15/19*(4)	$200,000	185,408
Banc of America Large Loan, Inc. FRS Series 2005-MIB1, Class C 0.56% due 03/15/22*(4)	300,000	268,609
Banc of America Large Loan, Inc. FRS Series 2010-HLTN, Class HLTN 2.00% due 11/15/15*(4)	325,000	290,152
Bear Stearns Commercial Mtg. Securities VRS Series 2005-PWR7, Class AJ 5.17% due 02/11/41(4)	350,000	326,475
Citigroup Commercial Mtg. Trust Series 2006-C5, Class AMP3 5.50% due 10/15/49*(4)	246,166	222,119
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-TF2A, Class J 1.20% due 11/15/19*(4)	300,000	281,974
Credit Suisse Mtg. Capital Certificates FRS Series 2006-TF2A, Class A2 0.42% due 10/15/21*(4)	300,000	267,039

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class AJ 5.90% due 06/15/38(4)	$182,500	$170,911
Merrill Lynch Floating Trust FRS Series 2006-1, Class D 0.45% due 06/15/22*(4)	250,000	208,109
Morgan Stanley Capital I VRS Series 2005-HQ7, Class AJ 5.19% due 11/14/42(4)	80,000	77,404
Wachovia Bank Commercial Mtg. Trust FRS Series 2006-WL7A, Class A2 0.37% due 09/15/21*(4)	150,000	130,313

Total Asset Backed Securities
(cost $2,349,138)		2,428,513

WARRANTS — 0.1%
Austalia — 0.1%
Commonwealth Property Office Fund Expires 12/08/10 (Strike Price 0.86 AUD)†	210,342	165,323
Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike Price 58.00 HKD)†	166,600	54,710

Total Warrants
(cost $0)		220,033

Total Long-Term Investment Securities
(cost $225,566,892)		267,074,087

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10
(cost $7,101,000)	7,101,000	7,101,000

TOTAL INVESTMENTS
(cost $232,667,892)(5)	100.5%	274,175,087
Liabilities in excess of other assets	(0.5)	(1,325,650)

NET ASSETS —	100.0%	$272,849,437

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $1,853,723 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $115,872,685 representing 42.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(4)	Commercial Mortgage Backed Security
(5)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

68

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Currency Legend

AUD — Australian Dollar

HKD — Hong Kong Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$82,380	$19,399,824	#	$332,592	$19,814,796
Hong Kong	—	20,480,601	#	—	20,480,601
Japan	—	21,797,382	#	—	21,797,382
United States	133,135,945	—		—	133,135,945
Other Countries*	13,627,799	54,112,914	#	—	67,740,713
Preferred Stock	1,456,520	—		—	1,456,520
Asset Backed Securities	—	2,428,513		—	2,428,513
Warrants	220,033	—		—	220,033
Short-Term Investment Securities:
Time Deposit	—	7,101,000		—	7,101,000

Total	$148,522,677	$125,320,234		$332,592	$274,175,503

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $115,790,721 representing 42.4% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(19,015)
Net purchases (sales)	351,607
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$332,592

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Common Stock
$(19,015)

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	6.2%
Medical — Drugs	5.5
Banks — Commercial	4.6
Collective Investment Pool	3.3
Oil Companies — Integrated	3.1
Computers	3.1
Telephone — Integrated	2.7
Multimedia	2.9
Oil Companies — Exploration & Production	2.9
Insurance — Life/Health	2.2
Food — Misc.	2.0
Insurance — Multi-line	2.0
Diversified Minerals	1.9
Computer Services	1.9
Electric — Integrated	1.8
Machinery — Construction & Mining	1.7
Auto — Cars/Light Trucks	1.7
Beverages — Non-alcoholic	1.7
Applications Software	1.6
Insurance — Property/Casualty	1.4
Cosmetics & Toiletries	1.4
Oil — Field Services	1.4
Transport — Rail	1.4
Retail — Restaurants	1.2
Web Portals/ISP	1.2
Food — Retail	1.1
Banks — Super Regional	1.2
Retail — Discount	1.1
Cable/Satellite TV	1.0
Pipelines	1.0
Semiconductor Equipment	1.0
Chemicals — Diversified	1.2
Real Estate Investment Trusts	0.9
Retail — Major Department Stores	0.8
Medical — Biomedical/Gene	0.8
Networking Products	0.8
Computers — Memory Devices	0.8
Retail — Drug Store	0.8
Medical — HMO	0.7
Food — Wholesale/Distribution	0.7
Metal — Copper	0.7
Gold Mining	0.8
Athletic Footwear	0.7
Finance — Credit Card	0.7
Retail — Building Products	0.7
Wireless Equipment	0.7
Chemicals — Specialty	0.6
Diversified Manufacturing Operations	0.7
Consumer Products — Misc.	0.7
Gas — Distribution	0.8
Real Estate Operations & Development	0.6
Medical Products	0.7
Building & Construction — Misc.	0.6
Photo Equipment & Supplies	0.6
Building — Heavy Construction	0.5
Auto/Truck Parts & Equipment — Original	0.5
Diversified Operations	0.5
Optical Supplies	0.5
Cellular Telecom	0.6
Machinery — Farming	0.5
Industrial Gases	0.5
Oil Field Machinery & Equipment	0.5
Paper & Related Products	0.5
Auto — Heavy Duty Trucks	0.4
Medical Instruments	0.4
U.S. Government Treasuries	0.4
Retail — Jewelry	0.4
Electric Products — Misc.	0.4
Electronic Components — Misc.	0.4

Food — Confectionery	0.4
Silver Mining	0.4
Semiconductor Components — Integrated Circuits	0.4
Agricultural Chemicals	0.4
Diversified Operations/Commercial Services	0.4
Audio/Video Products	0.3
Retail — Misc./Diversified	0.3
Food — Baking	0.3
Public Thoroughfares	0.3
Dialysis Centers	0.3
Gas — Transportation	0.3
Finance — Investment Banker/Broker	0.4
Engines — Internal Combustion	0.2
Retail — Office Supplies	0.2
Steel — Producers	0.1
Investment Management/Advisor Services	0.2
Therapeutics	0.2
Medical — Generic Drugs	0.2
Cruise Lines	0.2
Medical — Wholesale Drug Distribution	0.1
Electronic Components — Semiconductors	0.2
Investment Companies	0.3
Machinery — Pumps	0.2
Machinery — Electrical	0.2
Retail — Apparel/Shoe	0.2
Building & Construction Products — Misc.	0.2
Mining	0.2
Pharmacy Services	0.2
Real Estate Management/Services	0.2
Toys	0.2
Transport — Marine	0.2
Industrial Automated/Robotic	0.2
Building Products — Cement	0.1
Office Automation & Equipment	0.2
Banks — Fiduciary	0.2
Finance — Other Services	0.2
Containers — Metal/Glass	0.1
Building Products — Doors & Windows	0.1
Metal Processors & Fabrication	0.2
Oil Refining & Marketing	0.1
Printing — Commercial	0.1
Electronic Measurement Instruments	0.1
Distribution/Wholesale	0.1
Electric — Distribution	0.1
Commercial Services	0.1
Enterprise Software/Service	0.1
Security Services	0.1
Textile — Products	0.1
Engineering/R&D Services	0.1
Metal — Diversified	0.1
E-Commerce/Services	0.1
Containers — Paper/Plastic	0.1
Recreational Vehicles	0.1
Computers — Integrated Systems	0.1
Resorts/Theme Parks	0.1
Non — Ferrous Metals	0.1
Soap & Cleaning Preparation	0.1
Metal — Iron	0.1
Diversified Financial Services	0.1
Schools	0.1
Finance — Leasing Companies	0.1
Water	0.1
Retail — Convenience Store	0.1
Retail — Automobile	0.1
Retail — Consumer Electronics	0.1
Airport Development/Maintenance	0.1

103.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Country Allocation*

United States	50.1%
Japan	11.2
United Kingdom	8.0
Canada	5.9
Australia	4.2
France	4.0
Germany	3.8
Switzerland	3.7
Sweden	1.6
Italy	1.5
Spain	1.5
Hong Kong	1.1
Netherlands Antilles	1.1
Ireland	0.9
Belgium	0.8
Netherlands	0.7
Jersey	0.6
Norway	0.6
Israel	0.4
Bermuda	0.3
Greece	0.3
Denmark	0.3
Finland	0.3
Portugal	0.2
Luxembourg	0.1

103.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.9%
Australia — 4.2%
AGL Energy, Ltd.(1)	6,585	$96,872
Alumina, Ltd.(1)	48,659	92,477
Amcor, Ltd.(1)	30,054	185,387
AMP, Ltd.(1)	61,574	297,432
Asciano, Ltd.†(1)	36,361	56,328
ASX, Ltd.(1)	40	1,447
Australia and New Zealand Banking Group, Ltd.(1)	42,833	928,166
AXA Asia Pacific Holdings, Ltd.(1)	9,657	57,058
BGP Holdings PLC†(4)(5)	60,919	0
BHP Billiton, Ltd.(1)	41,192	1,693,308
BlueScope Steel, Ltd.(1)	55,000	101,430
Boral, Ltd.(1)	9,319	40,087
Brambles, Ltd.(1)	19,966	130,058
Commonwealth Bank of Australia(1)	24,659	1,138,552
Computershare, Ltd.(1)	10,187	95,697
CSL, Ltd.(1)	9,831	328,434
CSR, Ltd.(1)	32,722	53,310
Fortescue Metals Group, Ltd.†(1)	25,992	156,847
Goodman Group(1)	41,329	25,301
GPT Group(1)	10,789	28,641
Incitec Pivot, Ltd.(1)	21,309	76,139
Insurance Australia Group, Ltd.(1)	19,452	69,894
Macquarie Group, Ltd.(1)	6,320	214,707
MAP Group(1)	35,727	103,937
Mirvac Group(1)	25,173	30,737
National Australia Bank, Ltd.(1)	36,323	814,229
Newcrest Mining, Ltd.(1)	6,502	246,648
Orica, Ltd.(1)	8,507	203,291
Origin Energy, Ltd.(1)	19,658	295,652
Qantas Airways, Ltd.†(1)	10,390	26,132
QBE Insurance Group, Ltd.(1)	21,833	351,673
Santos, Ltd.(1)	17,598	209,617
Sims Metal Management, Ltd.(1)	5,442	92,096
Sonic Healthcare, Ltd.(1)	2,645	29,856
SP AusNet(1)	237,655	204,876
Stockland(1)	38,351	134,403
Suncorp-Metway, Ltd.(1)	24,705	213,395
Telstra Corp., Ltd.(1)	24,658	66,268
Transurban Group(1)	18,970	94,407
Wesfarmers, Ltd.(1)	6,485	194,963
Wesfarmers, Ltd. PPS(1)	8,554	259,516
Westfield Group(1)	39,836	463,194
Westpac Banking Corp.(1)	48,731	995,428
Woodside Petroleum, Ltd.(1)	9,419	377,952

		11,275,842

Belgium — 0.8%
Ageas(1)	116,233	265,341
Belgacom SA(1)	21,872	739,743
Dexia SA†(1)	181,999	668,024
Groupe Bruxelles Lambert SA(1)	7,455	584,229

		2,257,337

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.(1)	85,000	377,764
Esprit Holdings, Ltd.(1)	15,000	71,869
Kerry Properties, Ltd.(1)	3,000	15,025
Li & Fung, Ltd.(1)	54,000	336,281
Mongolia Energy Co., Ltd.†(1)	59,000	19,099
Noble Group, Ltd.(1)	45,000	69,629
NWS Holdings, Ltd.(1)	31,500	50,471

		940,138

Security Description	Shares	Value (Note 2)

Canada — 5.9%
Agnico-Eagle Mines, Ltd.	2,000	$161,863
Agrium, Inc.	2,600	208,319
Alimentation Couche-Tard, Inc., Class B	5,300	133,358
Bank of Montreal	6,700	392,908
Bank of Nova Scotia	15,600	808,759
Barrick Gold Corp.	15,100	778,278
BCE, Inc.	1,200	40,575
Brookfield Asset Management, Inc., Class A	6,900	201,848
Brookfield Properties Corp.	4,700	76,139
Canadian Imperial Bank of Commerce	5,100	392,728
Canadian Natural Resources, Ltd.	20,200	777,067
Canadian Oil Sands Trust	5,700	154,972
Canadian Pacific Railway, Ltd.	2,300	146,866
Canadian Tire Corp., Ltd., Class A	800	49,510
Canadian Utilities, Ltd., Class A	3,300	166,519
Crescent Point Energy Corp.	2,000	80,795
Eldorado Gold Corp.	7,200	125,617
Empire Co., Ltd., Class A	900	50,131
EnCana Corp.	9,000	249,252
Fairfax Financial Holdings, Ltd.	200	77,456
First Quantum Minerals, Ltd.	1,700	151,030
Fortis, Inc.	17,900	559,729
George Weston Ltd.	1,900	145,015
Gildan Activewear, Inc.†	1,500	45,210
Goldcorp, Inc.	11,400	517,389
Great-West Lifeco, Inc.	3,600	90,302
IAMGOLD Corp.	4,300	70,539
Imperial Oil, Ltd.	8,300	301,826
Industrial Alliance Insurance & Financial Services, Inc.	800	27,003
Inmet Mining Corp.	1,500	90,478
Ivanhoe Mines Ltd.†	2,400	57,864
Kinross Gold Corp.	9,800	170,501
Loblaw Cos., Ltd.	3,100	123,783
Magna International, Inc.	2,600	124,080
Manulife Financial Corp.	26,900	374,197
National Bank of Canada	2,200	145,388
Nexen, Inc.	7,300	152,677
Pacific Rubiales Energy Corp.	3,700	115,338
Pan American Silver Corp.	2,700	100,814
Penn West Energy Trust	3,300	71,590
Petrobank Energy & Resources, Ltd.†	1,700	66,937
Potash Corp. of Saskatchewan, Inc.	4,700	676,282
Power Corp. of Canada	5,800	154,188
Power Financial Corp.	3,400	99,759
Provident Energy Trust	10,100	74,775
Research In Motion, Ltd.†	6,500	400,492
Rogers Communications, Inc., Class B	6,000	212,109
Royal Bank of Canada	22,300	1,193,692
Saputo, Inc.	600	21,865
Shaw Communications, Inc., Class B	2,900	58,110
Shoppers Drug Mart Corp.	12,000	442,219
Silver Wheaton Corp.†	5,900	217,827
Sino-Forest Corp.†	2,600	56,328
Sun Life Financial, Inc.	9,200	248,249
Suncor Energy, Inc.	30,200	1,014,365
Talisman Energy, Inc.	22,700	435,845
Teck Resources, Ltd., Class B	9,600	477,031
TELUS Corp.	1,400	63,553
The Toronto-Dominion Bank	12,600	916,754
Thomson Corp.	5,800	211,310
Tim Hortons, Inc.	1,400	55,234
TransAlta Corp.	6,300	128,633
Viterra, Inc.†	8,600	76,739
Yamana Gold, Inc.	9,600	112,033
Yellow Media, Inc.	4,000	24,003

		15,946,045

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Denmark — 0.3%
Danske Bank A/S†(1)	36,052	$893,969

Finland — 0.3%
Kesko Oyj, Class B(1)	6,870	315,238
Stora Enso Oyj, Class R(1)	49,582	426,429

		741,667

France — 4.0%
AXA SA(1)	61,396	881,649
BNP Paribas(1)	21,837	1,290,798
Casino Guichard Perrachon SA(1)	9,242	813,398
Credit Agricole SA(1)	60,615	741,811
Danone SA(1)	19,736	1,155,642
France Telecom SA(1)	55,720	1,127,578
L’Oreal SA(1)	9,567	1,016,977
Legrand SA(1)	21,697	829,038
PPR(1)	6,004	953,548
Sanofi-Aventis SA(1)	603	36,434
Societe BIC SA(1)	1,007	81,447
Societe Generale(1)	20,998	971,779
Vivendi SA(1)	41,887	1,021,668

		10,921,767

Germany — 3.2%
Allianz SE(1)	11,707	1,284,320
BASF SE(1)	20,958	1,566,666
Bayerische Motoren Werke AG(1)	14,866	1,118,082
Beiersdorf AG(1)	1,949	113,140
Commerzbank AG†(1)	102,217	744,177
Fresenius Medical Care AG & Co. KGaA(1)	14,506	837,269
Fresenius SE(1)	8,843	757,591
Hochtief AG(1)	3,030	224,338
Linde AG(1)	7,618	1,063,888
Metro AG(1)	12,531	898,845

		8,608,316

Greece — 0.3%
Coca-Cola Hellenic Bottling Co. SA(1)	32,749	834,926
Public Power Corp. SA(1)	7,102	98,761

		933,687

Hong Kong — 1.1%
BOC Hong Kong Holdings, Ltd.(1)	17,500	59,797
Hang Lung Properties, Ltd.(1)	48,000	222,170
Hang Seng Bank, Ltd.(1)	2,900	47,476
Henderson Land Development Co., Ltd.(1)	32,000	224,851
Hong Kong & China Gas Co., Ltd.(1)	77,000	187,634
Hong Kong Exchanges and Clearing, Ltd.(1)	18,400	418,246
Hongkong Electric Holdings, Ltd.(1)	97,000	621,754
New World Development, Ltd.(1)	31,000	61,086
Sino Land Co., Ltd.(1)	42,000	88,509
Sun Hung Kai Properties, Ltd.(1)	15,000	246,090
Swire Pacific, Ltd., Class A(1)	26,000	398,460
The Link REIT(1)	11,000	34,306
Wharf Holdings, Ltd.(1)	44,000	293,389

		2,903,768

Ireland — 0.9%
Accenture PLC, Class A	32,408	1,403,915
Bank of Ireland†(1)	135,485	56,125
CRH PLC(1)	19,942	347,000
James Hardie Industries SE†(1)	8,316	42,920
Warner Chilcott PLC, Class A	31,056	590,375

		2,440,335

Security Description	Shares	Value (Note 2)

Israel — 0.4%
Bank Hapoalim B.M.†(1)	12,100	$56,665
Bank Leumi Le-Israel(1)	7,400	34,779
Bezeq Israeli Telecommunication Corp., Ltd.(1)	5,600	14,969
Delek Group, Ltd.(1)	300	78,887
Discount Investment Corp.(1)	4,700	93,469
Israel Chemicals, Ltd.(1)	6,600	95,291
Israel Discount Bank, Ltd.†(1)	11,900	25,923
NICE Systems, Ltd.†(1)	800	24,451
Ormat Industries, Ltd.(1)	3,100	23,756
Teva Pharmaceutical Industries, Ltd.(1)	11,600	582,165

		1,030,355

Italy — 1.5%
A2A SpA(1)	517,585	662,821
ENI SpA(1)	65,074	1,308,409
Snam Rete Gas SpA(1)	171,520	814,642
Telecom Italia SpA(1)	684,128	841,986
Telecom Italia SpA RSP(1)	360,084	376,606
UniCredit SpA(1)	72,461	140,091

		4,144,555

Japan — 11.2%
Advantest Corp.(1)	3,200	65,343
Aeon Co., Ltd.(1)	31,900	389,197
Aisin Seiki Co., Ltd.(1)	5,100	165,343
Ajinomoto Co., Inc.(1)	23,000	227,016
Alfresa Holdings Corp.(1)	900	37,319
All Nippon Airways Co., Ltd.†(1)	16,000	56,514
Amada Co., Ltd.(1)	3,000	20,506
Asahi Glass Co., Ltd.(1)	29,000	322,527
Astellas Pharma, Inc.(1)	10,400	372,827
Casio Computer Co., Ltd.(1)	600	4,481
Central Japan Railway Co.(1)	52	400,826
Chugai Pharmaceutical Co., Ltd.(1)	2,300	41,528
Coca-Cola West Co., Ltd.(1)	9,200	153,068
Cosmo Oil Co., Ltd.(1)	41,000	115,830
Credit Saison Co., Ltd.(1)	2,600	41,292
Dai Nippon Printing Co., Ltd.(1)	21,000	264,499
Daido Steel Co., Ltd.(1)	8,000	42,923
Daihatsu Motor Co., Ltd.(1)	30,000	420,868
Daiichi Sankyo Co., Ltd.(1)	11,600	250,236
Daito Trust Construction Co., Ltd.(1)	500	30,893
Daiwa House Industry Co., Ltd.(1)	6,000	67,482
Daiwa Securities Group, Inc.(1)	29,000	131,689
Dena Co., Ltd.(1)	950	27,699
Denso Corp.(1)	14,700	480,087
Dentsu, Inc.(1)	3,600	97,140
Dowa Holdings Co., Ltd.(1)	17,000	100,764
East Japan Railway Co.(1)	9,100	543,004
Eisai Co., Ltd.(1)	2,700	92,886
Elpida Memory, Inc.†(1)	2,000	23,829
FANUC Corp.(1)	3,100	444,172
Fast Retailing Co., Ltd.(1)	1,400	221,503
Fuji Electric Holdings Co., Ltd.(1)	18,000	48,183
FUJIFILM Holdings Corp.(1)	14,400	482,420
Furukawa Electric Co., Ltd.(1)	15,000	63,993
GS Yuasa Corp.(1)	10,000	67,040
Hankyu Hanshin Holdings, Inc.(1)	53,000	240,660
Hino Motors, Ltd.(1)	7,000	34,548
Hirose Electric Co., Ltd.(1)	200	19,765
Hitachi Chemical Co., Ltd.(1)	900	16,681
Hitachi Construction Machinery Co., Ltd.(1)	3,900	88,922
Hitachi Metals, Ltd.(1)	8,000	91,691
Honda Motor Co., Ltd.(1)	33,900	1,227,154

73

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Ibiden Co., Ltd.(1)	2,600	$71,463
Idemitsu Kosan Co., Ltd.(1)	1,300	120,895
Inpex Corp.(1)	28	144,045
Isetan Mitsukoshi Holdings, Ltd.(1)	1,300	14,898
Isuzu Motors, Ltd.(1)	85,000	378,883
Ito En, Ltd.(1)	7,200	116,061
Japan Prime Realty Investment Corp.(1)	4	10,138
Japan Real Estate Investment Corp.(1)	2	19,265
JGC Corp.(1)	10,000	193,711
JS Group Corp.(1)	9,600	177,237
JSR Corp.(1)	4,000	67,925
JTEKT Corp.(1)	6,700	74,221
Jupiter Telecommunications Co., Ltd.(1)	93	94,661
Kao Corp.(1)	13,900	348,646
KDDI Corp.(1)	39	222,572
Keyence Corp.(1)	1,100	277,623
Kinden Corp.(1)	4,000	34,414
Kintetsu Corp.(1)	32,000	95,594
Koito Manufacturing Co., Ltd.(1)	1,000	14,342
Konica Minolta Holdings, Inc.(1)	82,000	842,616
Kubota Corp.(1)	39,000	353,269
Kuraray Co., Ltd.(1)	3,500	48,308
Kurita Water Industries, Ltd.(1)	3,000	85,903
Kyocera Corp.(1)	4,800	489,860
Mabuchi Motor Co., Ltd.(1)	500	24,009
Makita Corp.(1)	2,400	86,756
Maruichi Steel Tube, Ltd.(1)	2,900	55,465
Mazda Motor Corp.(1)	106,000	295,143
Medipal Holdings Corp.(1)	3,200	34,380
MEIJI Holdings Co., Ltd.(1)	2,000	86,991
Mitsubishi Chemical Holdings Corp.(1)	28,000	160,939
Mitsubishi Estate Co., Ltd.(1)	26,000	438,700
Mitsubishi Logistics Corp.(1)	1,000	12,679
Mitsubishi Materials Corp.†(1)	55,000	170,231
Mitsubishi Motors Corp.†(1)	253,000	341,624
Mitsubishi UFJ Financial Group, Inc.(1)	204,800	969,128
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	580	21,208
Mitsui Fudosan Co., Ltd.(1)	22,000	389,616
Mitsui Mining & Smelting Co., Ltd.(1)	49,000	148,732
Mitsui O.S.K. Lines, Ltd.(1)	35,000	240,493
Mitsumi Electric Co., Ltd.(1)	1,400	25,397
Mizuho Financial Group, Inc.(1)	207,100	326,373
MS&AD Insurance Group Holdings(1)	10,200	233,903
Murata Manufacturing Co., Ltd.(1)	5,200	317,535
NGK Insulators, Ltd.(1)	8,000	119,024
NHK Spring Co., Ltd.(1)	3,000	30,185
Nidec Corp.(1)	2,500	250,349
Nikon Corp.(1)	7,000	136,229
Nippon Building Fund, Inc.(1)	4	39,006
Nippon Electric Glass Co., Ltd.(1)	8,000	112,332
Nippon Express Co., Ltd.(1)	1,000	3,991
Nippon Meat Packers, Inc.(1)	3,000	35,885
Nippon Sheet Glass Co., Ltd.(1)	27,000	63,239
Nippon Telegraph & Telephone Corp.(1)	13,100	592,723
Nippon Yusen K.K.(1)	47,000	205,000
Nisshin Seifun Group, Inc.(1)	3,000	36,351
Nisshin Steel Co., Ltd.(1)	28,000	51,195
Nissin Foods Holdings Co., Ltd.(1)	2,300	79,236
Nitori Holdings Co., Ltd.(1)	450	39,608
Nitto Denko Corp.(1)	3,400	141,191
NKSJ Holdings, Inc.†(1)	12,000	80,304
NOK Corp.(1)	900	16,993
Nomura Holdings, Inc.(1)	72,700	418,739
Nomura Real Estate Office Fund, Inc.(1)	2	12,700

Security Description	Shares	Value (Note 2)

Japan (continued)
Nomura Research Institute, Ltd.(1)	2,200	$44,277
NSK, Ltd.(1)	15,000	126,552
NTN Corp.(1)	13,000	59,189
NTT Data Corp.(1)	54	175,069
NTT DoCoMo, Inc.(1)	336	546,503
Obayashi Corp.(1)	14,000	57,893
Odakyu Electric Railway Co., Ltd.(1)	15,000	136,760
Olympus Corp.(1)	3,300	92,871
Omron Corp.(1)	1,500	36,997
Oracle Corp.(1)	2,400	105,818
Oriental Land Co., Ltd.(1)	1,900	172,092
ORIX Corp.(1)	1,410	120,473
Osaka Gas Co., Ltd.(1)	44,000	164,563
Panasonic Corp.(1)	43,100	617,719
Panasonic Electric Works Co., Ltd.(1)	24,000	311,043
Rakuten, Inc.(1)	207	158,548
Resona Holdings, Inc.(1)	2,600	15,867
Rinnai Corp.(1)	200	11,615
Rohm Co., Ltd.(1)	2,500	150,642
Secom Co., Ltd.(1)	6,600	293,783
Sekisui Chemical Co., Ltd.(1)	4,000	27,485
Sekisui House, Ltd.(1)	8,000	76,000
Sharp Corp.(1)	28,000	269,352
Shimamura Co., Ltd.(1)	100	9,129
Shimano, Inc.(1)	200	9,627
Shimizu Corp.(1)	34,000	136,514
Shin-Etsu Chemical Co., Ltd.(1)	8,500	415,446
Shinsei Bank, Ltd.†(1)	10,000	8,723
Shionogi & Co., Ltd.(1)	1,900	34,611
Shiseido Co., Ltd.(1)	7,300	152,570
Showa Shell Sekiyu K.K.(1)	10,900	90,656
SMC Corp.(1)	3,000	476,806
Softbank Corp.(1)	10,400	360,402
Sony Financial Holdings, Inc.(1)	4	14,429
Square Enix Holdings Co., Ltd.(1)	2,300	44,001
Stanley Electric Co., Ltd.(1)	1,900	33,967
Sumco Corp.†(1)	1,800	28,522
Sumitomo Chemical Co., Ltd.(1)	36,000	154,440
Sumitomo Electric Industries, Ltd.(1)	13,100	171,417
Sumitomo Metal Industries, Ltd.(1)	119,000	288,675
Sumitomo Mitsui Financial Group, Inc.(1)	17,900	549,503
Sumitomo Realty & Development Co., Ltd.(1)	7,000	150,736
Sumitomo Rubber Industries, Ltd.(1)	3,700	37,473
Suzuken Co., Ltd.(1)	300	8,765
Sysmex Corp.(1)	200	12,733
T&D Holdings, Inc.(1)	2,750	62,474
Taisei Corp.(1)	32,000	72,272
Taiyo Nippon Sanso Corp.(1)	2,000	15,702
Takeda Pharmaceutical Co., Ltd.(1)	15,800	734,432
TDK Corp.(1)	1,900	122,383
Terumo Corp.(1)	3,500	186,331
The Dai-ichi Life Insurance Co., Ltd.(1)	135	193,509
The Shizuoka Bank, Ltd.(1)	2,000	16,805
The Sumitomo Trust & Banking Co., Ltd.(1)	14,000	74,279
THK Co., Ltd.(1)	1,300	26,954
Tobu Railway Co., Ltd.(1)	1,000	5,423
Tokyo Electron, Ltd.(1)	4,600	288,602
Tokyo Gas Co., Ltd.(1)	74,000	322,482
Tokyo Steel Manufacturing Co., Ltd.(1)	3,500	35,425
Tokyo Tatemono Co., Ltd.(1)	6,000	23,519
Tokyu Corp.(1)	12,000	52,927
Tokyu Land Corp.(1)	5,000	22,406
TonenGeneral Sekiyu K.K.(1)	15,000	147,872
Toppan Printing Co., Ltd.(1)	2,000	16,730

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Toray Industries, Inc.(1)	34,000	$189,735
TOTO, Ltd.(1)	2,000	13,336
Toyo Seikan Kaisha, Ltd.(1)	1,800	32,394
Toyoda Gosei Co., Ltd.(1)	1,300	29,628
Toyota Boshoku Corp.(1)	1,600	27,968
Toyota Industries Corp.(1)	8,000	235,843
Trend Micro, Inc.(1)	2,200	67,961
Ube Industries, Ltd.(1)	7,000	17,757
Unicharm Corp.(1)	3,300	128,946
UNY Co., Ltd.(1)	4,600	41,612
Ushio, Inc.(1)	4,800	82,713
USS Co., Ltd.(1)	1,720	123,915
West Japan Railway Co.(1)	50	175,235
Yahoo! Japan Corp.(1)	395	141,601
Yakult Honsha Co., Ltd.(1)	3,600	102,168
Yamada Denki Co., Ltd.(1)	1,860	118,049
Yamaha Motor Co., Ltd.†(1)	12,400	177,814
Yamato Holdings Co., Ltd.(1)	9,200	116,425
Yamato Kogyo Co., Ltd.(1)	4,100	117,833
Yaskawa Electric Corp.(1)	3,000	25,992

		30,522,188

Jersey — 0.6%
Petrofac, Ltd.(1)	33,409	722,197
Shire PLC(1)	39,888	933,485

		1,655,682

Luxembourg — 0.1%
Millicom International Cellular SA SDR(1)	1,791	155,399

Netherlands — 0.7%
ASML Holding NV(1)	29,480	952,449
Koninklijke Ahold NV(1)	73,511	888,067

		1,840,516

Netherlands Antilles — 1.1%
Schlumberger, Ltd.	37,445	2,895,996

New Zealand — 0.0%
Contact Energy, Ltd.†(1)	14,042	61,839

Norway — 0.6%
Orkla ASA(1)	72,000	603,573
Statoil ASA(1)	51,600	1,021,939

		1,625,512

Portugal — 0.2%
Galp Energia SGPS SA(1)	39,389	660,264

Spain — 1.5%
Abertis Infraestructuras SA(1)	46,660	744,046
Acciona SA(1)	10,297	666,945
ACS Actividades de Construccion y Servicios SA(1)	17,827	783,750
Ferrovial SA(1)	80,150	759,849
Inditex SA(1)	2,754	207,487
Repsol YPF SA(1)	37,377	903,293

		4,065,370

Sweden — 1.6%
Assa Abloy AB, Class B(1)	3,212	86,175
Atlas Copco AB, Class A(1)	45,193	997,213
Atlas Copco AB, Class B(1)	31,455	618,198
Nordea Bank AB(1)	109,825	1,093,184
Svenska Cellulosa AB, Class B(1)	59,863	872,214
Svenska Handelsbanken AB, Class A(1)	20,378	608,564

		4,275,548

Security Description	Shares	Value (Note 2)

Switzerland — 3.7%
ACE, Ltd.	23,719	$1,388,036
Alcon, Inc.#	8,799	1,383,643
Aryzta AG†(1)	19,755	838,735
Baloise Holding AG(1)	3,924	334,487
Cie Financiere Richemont SA(1)	20,911	1,126,670
Credit Suisse Group AG(1)	31,186	1,153,004
Novartis AG(1)	37,629	2,002,479
Roche Holding AG(1)	2,596	356,287
Swisscom AG(1)	2,210	901,271
UBS AG†(1)	44,539	666,309

		10,150,921

United Kingdom — 8.0%
Aggreko PLC(1)	13,200	300,541
Anglo American PLC(1)	32,570	1,427,239
Antofagasta PLC(1)	40,170	820,614
ARM Holdings PLC(1)	8,900	55,219
Associated British Foods PLC(1)	52,322	863,272
AstraZeneca PLC(1)	33,094	1,541,367
Autonomy Corp. PLC†(1)	6,960	144,518
Aviva PLC(1)	158,873	875,267
Balfour Beatty PLC(1)	81,605	347,316
BG Group PLC(1)	78,626	1,423,291
BHP Billiton PLC(1)	46,276	1,642,437
British Sky Broadcasting Group PLC(1)	84,019	942,041
BT Group PLC(1)	409,931	1,083,110
Bunzl PLC(1)	73,401	801,125
Carnival PLC(1)	14,131	576,050
Fresnillo PLC(1)	38,156	836,545
GlaxoSmithKline PLC(1)	100,195	1,897,407
HSBC Holdings PLC(1)	276,745	2,787,967
International Power PLC(1)	22,112	140,066
Legal & General Group PLC(1)	549,240	782,268
Marks & Spencer Group PLC(1)	124,495	721,340
Old Mutual PLC(1)	30,305	55,808
Pearson PLC(1)	52,261	752,265
Reckitt Benckiser Group PLC(1)	3,166	167,393
Rexam PLC(1)	80,305	376,395
Royal Bank of Scotland Group PLC†(1)	175,174	102,311
United Utilities Group PLC(1)	14,512	134,585

		21,597,757

United States — 46.4%
Abbott Laboratories	49,603	2,307,036
Aflac, Inc.	32,621	1,679,982
Air Products & Chemicals, Inc.	3,220	277,628
Allergan, Inc.	25,266	1,674,378
Altera Corp.#	8,783	308,195
American Express Co.	43,491	1,879,681
AmerisourceBergen Corp.	12,798	394,818
Amgen, Inc.†	30,830	1,624,433
Analog Devices, Inc.#	27,655	983,412
Annaly Capital Management, Inc.#	39,301	714,885
Apache Corp.	18,761	2,019,434
Apollo Group, Inc., Class A†	4,500	153,000
Apple, Inc.†	16,306	5,073,612
Applied Materials, Inc.	115,778	1,439,121
Bank of America Corp.	246,373	2,697,784
Bristol-Myers Squibb Co.#	79,216	1,999,412
Capital One Financial Corp.	36,815	1,370,622
Cardinal Health, Inc.	2,770	98,557
Caterpillar, Inc.#	26,158	2,212,967
Celgene Corp.†	5,967	354,320
CenterPoint Energy, Inc.	63,222	988,160

75

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
CenturyLink, Inc.#	18,553	$797,593
Chubb Corp.#	21,565	1,229,421
Cisco Systems, Inc.†	113,778	2,179,986
Citigroup, Inc.†	389,315	1,635,123
Colgate-Palmolive Co.	25,310	1,937,481
ConAgra Foods, Inc.	32,904	706,778
Costco Wholesale Corp.	10,294	695,977
Cummins, Inc.#	6,870	667,214
CVS Caremark Corp.	37,691	1,168,421
Danaher Corp.	41,607	1,799,503
Deere & Co.	13,488	1,007,554
Devon Energy Corp.	27,147	1,915,764
DIRECTV, Class A†	5,306	220,358
Ecolab, Inc.	30,421	1,454,428
EMC Corp.†	75,022	1,612,223
Endo Pharmaceuticals Holdings, Inc.†	19,219	692,076
EOG Resources, Inc.	1,909	169,806
Express Scripts, Inc.†	9,261	482,405
Flowserve Corp.#	5,098	537,635
Forest Laboratories, Inc.†	3,303	105,333
Franklin Resources, Inc.	5,208	594,181
General Mills, Inc.	45,990	1,624,827
Google, Inc., Class A†	5,548	3,083,079
Hess Corp.	24,906	1,744,665
Hewlett-Packard Co.	61,529	2,579,911
International Business Machines Corp.	26,217	3,708,657
Intuit, Inc.†#	10,289	461,873
Joy Global, Inc.#	9,565	730,001
JPMorgan Chase & Co.	87,485	3,270,189
Kimberly-Clark Corp.#	29,691	1,837,576
Lowe’s Cos., Inc.	84,584	1,920,057
Lubrizol Corp.#	3,844	401,929
Mastercard, Inc., Class A	430	101,923
Mattel, Inc.#	18,096	467,601
McDonald’s Corp.	32,675	2,558,452
Medtronic, Inc.	36,123	1,211,204
MetLife, Inc.	18,715	713,977
Microsoft Corp.	153,148	3,860,861
National Oilwell Varco, Inc.	21,432	1,313,567
NetApp, Inc.†	7,155	364,404
News Corp., Class A	132,832	1,811,828
NIKE, Inc., Class B#	22,723	1,957,132
Norfolk Southern Corp.	29,087	1,750,165
Northeast Utilities#	38,509	1,197,630
Oneok, Inc.	21,634	1,105,714
PACCAR, Inc.#	22,257	1,198,762
Pepco Holdings, Inc.#	83,102	1,524,922
Pitney Bowes, Inc.#	19,512	428,093
PNC Financial Services Group, Inc.	33,089	1,781,843
Prudential Financial, Inc.	33,091	1,677,052
Public Storage	9,262	894,709
QUALCOMM, Inc.	40,799	1,906,945
Qwest Communications International, Inc.#	62,988	440,916
R.R. Donnelley & Sons Co.	4,079	64,285
Safeway, Inc.#	18,658	428,947
Southern Copper Corp.	22,340	936,716
Sprint Nextel Corp.†#	122,621	463,507
Staples, Inc.	29,345	645,883
Starbucks Corp.	22,535	689,571
State Street Corp.	9,844	425,261
Sysco Corp.	58,137	1,687,136
Target Corp.	35,985	2,048,986
The Allstate Corp.	17,183	500,197
The Coca-Cola Co.	53,872	3,403,094

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
The Hershey Co.#	23,176	$1,084,637
The Travelers Cos., Inc.	33,353	1,800,728
The Walt Disney Co.	65,942	2,407,542
The Williams Cos., Inc.	72,618	1,656,417
Time Warner Cable, Inc.#	23,951	1,473,945
TJX Cos., Inc.	14,137	644,789
UnitedHealth Group, Inc.	55,603	2,030,622
Viacom, Inc., Class B	35,670	1,349,396
Walgreen Co.	12,761	444,721
Whiting Petroleum Corp.†	2,802	308,360

		125,985,901

Total Common Stock
(cost $267,436,563)		268,530,674

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG(1)	16,756	801,803
Fresenius SE(1)	8,737	753,754

Total Preferred Stock
(cost $1,281,484)		1,555,557

WARRANTS — 0.0%
Henderson Land Development Co., Ltd.† Expires 06/01/11 (strike price 58.00HKD)	10,200	3,350

Total Long - Term Investment Securities
(cost $268,718,047)		270,089,581

SHORT - TERM INVESTMENT SECURITIES — 3.7%
Collective Investment Pool — 3.3%
Securities Lending Quality Trust(2)	8,923,724	8,897,979

U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.11% due 12/02/10@	$200,000	199,999
0.12% due 12/02/10@	400,000	399,999
0.13% due 12/02/10@	600,000	599,998

		1,199,996

Total Short - Term Investment Securities
(cost $10,123,720)		10,097,975

TOTAL INVESTMENTS
(cost $278,841,767)(3)	103.2%	280,187,556
Liabilities in excess of other assets	(3.2)	(8,561,487)

NET ASSETS —	100.0%	$271,626,069

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $120,492,320 representing 44.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair Valued security. Securities are classified as Level 3 disclosures based on securities valuation inputs; see Note 2.
(5)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net asset.

PPS—Price Protected Shares

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Currency Legend

HKD—Hong Kong Dollar

76

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
26	Long	S&P 500 E-Mini Index	December 2010	$1,506,700	$1,533,480	$26,780

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$15,946,045	$—		$—	$15,946,045
Japan	—	30,522,188	#	—	30,522,188
United Kingdom	—	21,597,757	#	—	21,597,757
United States	125,985,901	—		—	125,985,901
Other Countries*	7,661,965	66,816,818	#	0	74,478,783
Preferred Stock	—	1,555,557	#	—	1,555,557
Warrants	3,350	—		—	3,350
Short Term Investment Securities
Collective Investment Pool	—	8,897,979		—	8,897,979
U.S. Government Treasuries	—	1,199,996		—	1,199,996
Other Financial Instruments:@
Open Futures Contracts - Appreciation	26,780	—		—	26,780

Total	$149,624,041	$130,590,295		$0	$280,214,336

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $120,492,320 representing 44.4% of net assets; see Note 2.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$0

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Sovereign	37.1%
U.S. Government Agencies	7.6
Medical-Drugs	4.2
Oil Companies-Integrated	3.8
Collective Investment Pool	3.2
Multimedia	2.5
Telecom Services	2.1
Telephone-Integrated	1.9
Cable/Satellite TV	1.7
Insurance-Multi-line	1.7
Diversified Manufacturing Operations	1.7
Insurance-Reinsurance	1.5
Applications Software	1.5
Banks-Commercial	1.5
Cellular Telecom	1.3
Electric-Integrated	1.3
U.S. Municipal Bonds & Notes	1.2
Oil Companies-Exploration & Production	1.1
Enterprise Software/Service	1.1
Auto-Cars/Light Trucks	1.1
Medical-Biomedical/Gene	1.0
Electronic Components-Semiconductors	1.0
Insurance-Property/Casualty	1.0
Diversified Banking Institutions	1.0
Foreign Government Treasuries	0.8
Transport-Services	0.8
Diversified Minerals	0.7
Retail-Drug Store	0.7
Medical-Generic Drugs	0.7
Food-Retail	0.7
Banks-Fiduciary	0.7
SupraNational Banks	0.7
Import/Export	0.7
Insurance-Life/Health	0.6
Food-Misc.	0.6
Networking Products	0.6
Internet Security	0.6
Retail-Discount	0.6
Computer Services	0.5
Medical Labs & Testing Services	0.5
Retail-Building Products	0.5
Semiconductor Components-Integrated Circuits	0.5
Toys	0.5
Photo Equipment & Supplies	0.5
Aerospace/Defense	0.5
Security Services	0.5
Electronic Components-Misc.	0.4
Retail-Major Department Stores	0.4
Publishing-Books	0.4
Building Products-Cement	0.4
Rubber-Tires	0.3
Human Resources	0.3
Insurance Brokers	0.3
Real Estate Operations & Development	0.3
Oil-Field Services	0.3
Machinery-General Industrial	0.3
Distribution/Wholesale	0.3
Medical-Hospitals	0.3
Chemicals-Specialty	0.3
Medical Products	0.2
Therapeutics	0.2
Computers-Integrated Systems	0.1

101.4%

*	Calculated as a percentage of net assets

Country Allocation*

United States	27.9%
South Korea	8.6
United Kingdom	7.2
Mexico	5.1
Brazil	4.4
Germany	4.1
Indonesia	3.9
Poland	3.9
France	3.8
Switzerland	3.2
Sweden	3.0
Japan	2.8
Australia	2.6
Norway	1.9
Russia	1.9
Singapore	1.6
South Africa	1.5
Netherlands	1.3
Ireland	1.1
Hungary	1.1
Israel	1.1
Lithuania	0.9
Spain	0.8
Malaysia	0.7
SupraNational	0.7
China	0.6
Argentina	0.6
Italy	0.6
Taiwan	0.5
Venezuela	0.5
Qatar	0.4
Egypt	0.4
United Arab Emirates	0.4
Vietnam	0.4
Canada	0.4
Austria	0.4
Bermuda	0.3
Hong Kong	0.3
Jersey	0.3
Turkey	0.2

101.4%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 49.3%
Austria — 0.4%
Telekom Austria AG(1)	120,080	$1,669,261

Bermuda — 0.3%
PartnerRe, Ltd.#	20,510	1,589,525

Canada — 0.4%
Talisman Energy, Inc.	97,000	1,862,423

China — 0.6%
China Telecom Corp., Ltd.(1)	5,678,000	2,845,683

France — 3.8%
Alstom SA(1)	30,680	1,265,351
AXA SA(1)	167,595	2,406,671
Compagnie Generale des Etablissements Michelin, Class B(1)	23,920	1,617,448
France Telecom SA ADR	153,242	3,127,669
GDF Suez(1)	24,180	801,269
Ipsen SA(1)	4,310	128,710
Sanofi-Aventis SA(1)	51,572	3,116,041
Total SA(1)	66,840	3,234,797
Vivendi SA(1)	74,974	1,828,695

		17,526,651

Germany — 4.1%
Bayerische Motoren Werke AG(1)	29,415	2,212,322
Deutsche Post AG (Sweden)(1)	98,537	1,581,201
E.ON AG(1)	63,567	1,823,587
Merck KGaA(1)	19,110	1,491,528
Muenchener Rueckversicherungs AG(1)	21,820	3,030,317
Rhoen-Klinikum AG(1)	56,666	1,191,144
SAP AG ADR#	69,600	3,266,328
Siemens AG ADR	39,400	4,326,120

		18,922,547

Hong Kong — 0.3%
Cheung Kong Holdings, Ltd.(1)	96,324	1,418,870

Ireland — 1.1%
Accenture PLC, Class A	59,280	2,568,010
Covidien PLC	25,291	1,063,992
CRH PLC (London)(1)	95,561	1,659,462

		5,291,464

Israel — 0.7%
Check Point Software Technologies, Ltd.†#	73,229	3,139,327

Italy — 0.6%
ENI SpA(1)	73,669	1,481,224
Intesa Sanpaolo SpA(1)	401,765	1,044,457

		2,525,681

Japan — 2.8%
ITOCHU Corp.(1)	326,400	3,026,780
Konica Minolta Holdings, Inc.(1)	217,500	2,234,987
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	548,920
Nintendo Co., Ltd.(1)	8,524	2,315,246
Nissan Motor Co., Ltd.(1)	68,700	644,471
NKSJ Holdings, Inc.†(1)	277,000	1,853,676
Toyota Motor Co. ADR	29,300	2,276,317

		12,900,397

Security Description	Shares	Value (Note 2)

Jersey — 0.3%
Wolseley PLC†(1)	46,383	$1,239,863

Netherlands — 1.3%
ING Groep NV†(1)	268,341	2,371,778
Koninklijke Philips Electronics NV(1)	70,726	1,908,038
Reed Elsevier NV(1)	155,953	1,823,641

		6,103,457

Norway — 1.3%
Statoil ASA(1)	145,160	2,874,897
Telenor ASA(1)	212,512	3,052,779

		5,927,676

Russia — 0.2%
Gazprom OAO ADR	47,700	1,052,262

Singapore — 1.6%
DBS Group Holdings, Ltd.(1)	329,095	3,486,112
Singapore Telecommunications, Ltd.(1)	1,667,000	3,909,330

		7,395,442

South Africa — 0.3%
Sasol, Ltd. ADR	29,100	1,299,897

South Korea — 1.4%
KB Financial Group, Inc. ADR	39,580	1,822,263
Samsung Electronics Co., Ltd.(1)	6,747	4,798,481

		6,620,744

Spain — 0.8%
Telefonica SA ADR	56,803	3,635,392

Switzerland — 3.2%
ACE, Ltd.	57,657	3,374,088
Adecco SA(1)	26,910	1,534,594
Basilea Pharmaceutica AG†(1)	2,030	132,569
Lonza Group AG(1)	15,340	1,183,092
Novartis AG(1)	30,850	1,641,725
Roche Holding AG(1)	19,160	2,629,610
Swiss Reinsurance Co., Ltd.(1)	52,790	2,436,464
Tyco International, Ltd.	50,931	1,929,775

		14,861,917

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,175,914	2,441,489

Turkey — 0.2%
Turkcell Iletisim Hizmet AS ADR	65,220	1,111,349

United Kingdom — 7.2%
Aviva PLC(1)	533,210	2,937,574
BAE Systems PLC(1)	411,019	2,113,500
BP PLC(1)	364,085	2,420,590
British Sky Broadcasting Group PLC(1)	133,728	1,499,390
G4S PLC(1)	569,643	2,106,954
GlaxoSmithKline PLC(1)	147,206	2,787,661
HSBC Holdings PLC(1)	171,053	1,723,639
Kingfisher PLC(1)	285,880	1,044,069
Marks & Spencer Group PLC(1)	323,360	1,873,590
Pearson PLC(1)	118,479	1,705,432
Royal Dutch Shell PLC, Class B(1)	97,886	2,902,955
Tesco PLC(1)	480,690	3,096,959
Unilever PLC(1)	101,385	2,800,979
Vodafone Group PLC ADR	163,547	4,098,488

		33,111,780

79

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(5)	Value (Note 2)

COMMON STOCK (continued)
United States — 15.9%
Amgen, Inc.†	66,240	$3,490,186
AON Corp.	37,700	1,512,524
Baker Hughes, Inc.	25,510	1,330,602
Bank of New York Mellon Corp.	113,580	3,065,524
Biogen Idec, Inc.†	10,060	643,538
Brocade Communications Systems, Inc.†	104,940	522,601
Chesapeake Energy Corp.	118,420	2,501,030
Cisco Systems, Inc.†	141,870	2,718,229
Comcast Corp., Special Class A	171,115	3,246,052
CVS Caremark Corp.	109,840	3,405,040
General Electric Co.	109,610	1,735,126
Home Depot, Inc.	46,950	1,418,359
Isis Pharmaceuticals, Inc.†#	40,300	380,230
JPMorgan Chase & Co.	62,120	2,322,046
Merck & Co., Inc.	100,530	3,465,269
Microsoft Corp.	144,404	3,640,425
News Corp., Class A	160,567	2,190,134
Onyx Pharmaceuticals, Inc.†#	16,930	498,588
Oracle Corp.	70,850	1,915,784
Pfizer, Inc.	223,479	3,640,473
PG&E Corp.	64,820	3,042,003
Quest Diagnostics, Inc.	50,660	2,498,551
Regeneron Pharmaceuticals, Inc.†#	20,570	592,827
Sprint Nextel Corp.†	265,440	1,003,363
Symantec Corp.†	155,550	2,613,240
Target Corp.	45,523	2,592,080
The Progressive Corp.	137,590	2,798,581
Time Warner Cable, Inc.	56,018	3,447,348
Time Warner, Inc.	64,972	1,916,024
United Parcel Service, Inc., Class B	35,370	2,480,498
Viacom, Inc., Class B	64,100	2,424,903
Walt Disney Co.	37,070	1,353,426
Watson Pharmaceuticals, Inc.†	66,670	3,249,496

		73,654,100

Total Common Stock
(cost $246,069,569)		228,147,197

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Petroleo Brasileiro SA ADR	90,190	2,640,763
Vale SA, Class A ADR	125,110	3,551,873

Total Preferred Stock
(cost $3,993,205)		6,192,636

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Venezuela — 0.2%
Petroleos de Venezuela SA Senior Notes zero coupon due 07/10/11 (cost $1,068,188)	1,160,000	1,090,400

Security Description			Principal Amount(5)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 37.8%
Argentina — 0.6%
Republic of Argentina FRS Senior Bonds 0.68% due 08/03/12	$		11,593,000	$2,689,576

Australia — 2.6%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17		AUD	2,575,000	2,446,089
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12		AUD	2,510,000	2,435,152
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11		AUD	2,040,000	1,967,346
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13		AUD	2,545,000	2,488,145
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17		AUD	1,050,000	1,024,249
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12		AUD	1,600,000	1,540,961

				11,901,942

Brazil — 3.1%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15		BRL	2,625,000	2,971,290
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45		BRL	4,750,000	5,623,886
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12		BRL	1,995,000	1,185,745
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14		BRL	2,950,000	1,688,375
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17		BRL	5,200,000	2,863,536

				14,332,832

Hungary — 1.1%
Republic of Hungary Bonds 3.50% due 07/18/16		EUR	135,000	150,519
Republic of Hungary Bonds 3.88% due 02/24/20		EUR	495,000	541,336
Republic of Hungary Bonds 4.38% due 07/04/17		EUR	685,000	809,149
Republic of Hungary Bonds 5.75% due 06/11/18		EUR	2,165,000	2,725,971
Republic of Hungary Senior Notes 6.25% due 01/29/20			910,000	886,145

				5,113,120

80

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description		Principal Amount(5)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Indonesia — 3.9%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		$100,000	$127,000
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,432,560
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	136,500
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	337,803
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	933,185
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	760,796
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	164,550
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	203,726
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	5,202,569
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,988,353
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,705,200
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,405,127
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,284,058
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	569,161

			18,250,588

Lithuania — 0.9%
Republic of Lithuania Bonds 7.38% due 02/11/20*		3,560,000	3,969,400

Malaysia — 0.7%
Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,214,126
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	285,426
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	1,000,261

			3,499,813

Mexico — 5.1%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,638,920

Security Description		Principal Amount(5)	Value (Note 2)

Mexico (continued)
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	$2,777,922
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,594,649
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	396,165
United Mexican States Bonds 9.00% due 06/20/13	MXN	6,370,000	554,368
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	11,121,615
United Mexican States Bonds 10.00% due 11/20/36	MXN	23,800,000	2,384,861

			23,468,500

Norway — 0.6%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,618,568
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	363,578

			2,982,146

Poland — 3.9%
Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	1,973,680
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	8,088,349
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,763,530
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	497,176
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	2,885,046
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,908,635

			18,116,416

Qatar — 0.4%
State of Qatar Senior Notes 6.55% due 04/09/19*		1,630,000	1,911,175

Russia — 1.7%
Russian Federation Bonds 7.50% due 03/31/30*(2)		6,780,520	7,814,549

South Africa — 1.2%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	370,707
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	681,477

81

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description		Principal Amount(5)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
South Africa (continued)
Republic of South Africa Senior Notes 5.88% due 05/30/22		$700,000	$781,375
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	136,800
Republic of South Africa Bonds 6.88% due 05/27/19		2,910,000	3,477,450

			5,447,809

South Korea — 7.2%
KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	972,144
Republic of South Korea Bonds 3.75% due 06/10/13	KRW	4,888,000,000	4,347,934
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,407,861
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	8,202,221
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	72,491
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	6,039,153
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	622,970,000	561,248
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,167,194
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,623,390
Republic of South Korea Bonds 7.13% due 04/16/19#		2,470,000	3,029,062

			33,422,698

SupraNational — 0.7%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19		1,340,000	1,625,617
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,418,427

			3,044,044

Sweden — 3.0%
Kingdom of Sweden Bonds 5.25% due 03/15/11#	SEK	68,205,000	9,804,738
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	27,480,000	4,183,864

			13,988,602

United Arab Emirates — 0.4%
Emirate of Abu Dhabi Notes 6.75% due 04/08/19#*		1,600,000	1,892,707

Security Description		Shares/ Principal Amount(5)	Value (Note 2)

Venezuela — 0.3%
Republic of Venezuela Notes 10.75% due 09/19/13#		$1,415,000	$1,291,187

Vietnam — 0.4%
Republic of Vietnam Bonds 6.75% due 01/29/20*		1,695,000	1,889,442

Total Foreign Government Agencies
(cost $155,415,474)			175,026,546

MUNICIPAL BONDS & NOTES — 1.2%
United States — 1.2%
Bay Area Toll Authority California Revenue Bonds Series S-1 6.79% due 04/01/30		1,000,000	1,009,360
California State General Obligation 6.00% due 04/01/38		3,140,000	3,303,437
Los Angeles California Community College District General Obligation Series D 6.68% due 08/01/36		185,000	184,341
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	239,085
State of California General Obligation Bonds 7.63% due 03/01/40		685,000	709,688

Total Municipal Bonds & Notes
(cost $5,329,328)			5,445,911

Total Long-Term Investment Securities
(cost $411,875,764)			415,902,690

SHORT-TERM INVESTMENT SECURITIES — 11.6%
Collective Investment Pool — 3.2%
Securities Lending Quality Trust(3)(4)
(cost $15,067,731)		15,067,731	15,024,260
Foreign Government Treasuries — 0.8%
Egypt Treasury Bills
9.58% due 08/09/11	EGP	125,000	20,172
10.03% due 03/22/11	EGP	250,000	42,014
10.25% due 06/07/11	EGP	125,000	20,544
10.31% due 12/07/10	EGP	1,475,000	254,349
10.33% due 11/08/11	EGP	725,000	114,059
10.34% due 08/09/11	EGP	450,000	72,621
10.35% due 12/21/10	EGP	125,000	21,475
10.37% due 06/07/11	EGP	450,000	73,960
10.42% due 07/12/11	EGP	450,000	73,220
10.44% due 03/08/11	EGP	200,000	33,739
10.55% due 12/21/10	EGP	225,000	38,655
10.69% due 02/08/11	EGP	1,675,000	284,542
10.74% due 02/08/11	EGP	1,425,000	242,073
10.87% due 02/08/11	EGP	1,775,000	301,529
10.92% due 02/08/11	EGP	1,775,000	301,529

			1,894,481

Israel Treasury Bills
2.14% due 07/06/11	ILS	2,090,600	560,846
2.14% due 08/03/11	ILS	1,977,000	529,295
2.15% due 07/06/11	ILS	1,899,400	509,552

			1,599,693

82

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(5)	Value (Note 2)

FOREIGN GOVERNMENT TREASURIES (continued)
Total Foreign Government Treasuries
(cost $3,527,672)		3,494,174

U.S. Government Agencies — 7.6%
Federal Home Loan Bank
0.10% due 12/01/10	11,075,000	11,075,000
0.24% due 12/01/10	21,600,000	21,600,000

		32,675,000

Federal Farm Credit Bank Disc. Notes 0.17% due 12/01/10	$2,360,000	$2,360,000

Total U.S. Government Agencies
(cost $35,035,000)		35,035,000

Total Short-Term Investment Securities
(cost $53,630,403)		53,553,434

TOTAL INVESTMENTS —
(cost $465,506,167)(6)	101.4%	469,456,124
Liabilities in excess of other assets	(1.4)	(6,350,165)

NET ASSETS —	100.0%	$463,105,959

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $20,751,533 representing 4.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $112,949,872 representing 24.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At November 30, 2010, the Fund had loaned securities with a total value of $14,559,560. This was secured by collateral of $15,067,731, which was received in cash and subsequently invested in short-term investments currently value at $15,024,260 as reported in the portfolio of investments. The remaining collateral of $8,792 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

Security Description	Shares/ Principal Amount(5)	Value (Note 2)

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.45% to 1.63%	07/08/11 to 11/28/11
Federal Home Loan Mtg. Corp.	1.00%	06/29/12
Federal National Mortgage Assoc.	zero coupon to 1.00%	07/11/2011 to 07/27/2012
United States Treasury Notes/Bonds	0.88% to 3.88%	02/28/11 to 08/15/40

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America Securities LLC	EUR	2,577,855	SEK	23,782,000	9/22/2011	$5,241	$–

Barclays Investments, Inc.	EUR	462,350	USD	670,870	1/14/2011	70,805	–
	EUR	375,660	USD	538,828	1/19/2011	51,285	–
	EUR	1,640,000	USD	2,238,067	2/9/2011	109,838	–
	EUR	1,399,000	USD	1,911,734	2/10/2011	96,260	–
	EUR	846,089	NOK	6,799,000	8/25/2011	–	(16,124)
	EUR	204,400	USD	258,668	8/25/2011	–	(6,417)
	USD	928,021	AUD	1,064,000	12/10/2010	90,817	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	144,329	CLP	77,400,000	2/11/2011	$13,528	$–

						432,533	(22,541)

Citibank N.A.	EUR	1,203,000	USD	1,730,155	1/10/2011	168,804	–
	EUR	375,660	USD	543,796	1/13/2011	56,240	–
	EUR	2,172,000	USD	2,980,733	2/8/2011	162,112	–
	MXN	8,343,000	USD	614,314	12/2/2010	–	(53,954)
	USD	624,233	CLP	327,410,000	2/25/2011	42,844	–
	USD	305,638	CLP	159,543,000	4/28/2011	17,667	–
	USD	145,461	CLP	79,240,000	5/31/2011	14,648	–
	USD	52,869	INR	2,552,000	7/18/2011	1,076	–
	USD	204,486	PHP	9,044,000	10/11/2011	–	(576)

						463,391	(54,530)

Deutsche Bank AG	AUD	2,129,500	USD	2,045,172	12/1/2010	4,046	–
	EUR	2,243,000	USD	3,205,942	1/11/2011	294,808	–
	EUR	1,812,588	NOK	15,082,000	2/9/2011	67,580	–
	EUR	411,000	USD	561,960	2/10/2011	28,608	–
	EUR	849,000	USD	1,166,475	2/18/2011	64,782	–
	EUR	361,590	MYR	1,491,000	7/18/2011	–	(4,591)
	EUR	401,152	MYR	1,683,000	7/20/2011	3,847	–
	EUR	515,708	MYR	2,164,000	7/25/2011	4,895	–
	EUR	731,689	SEK	6,934,000	7/27/2011	29,208	–
	EUR	137,755	USD	185,757	11/18/2011	7,155	–
	EUR	190,735	USD	254,774	11/28/2011	7,491	–
	NZD	1,481,419	USD	1,019,587	1/28/2011	–	(76,966)
	USD	1,856,924	AUD	2,129,500	12/1/2010	184,201	–
	USD	748,081	AUD	853,000	12/9/2010	68,813	–
	USD	928,446	AUD	1,064,000	12/10/2010	90,391	–
	USD	3,883,566	ILS	14,495,800	1/7/2011	54,864	–
	USD	165,478	PHP	7,703,000	1/18/2011	9,411	–
	USD	103,124	PHP	4,819,000	1/19/2011	6,285	–
	USD	634,991	CLP	319,210,000	1/27/2011	16,844	–
	USD	1,450,439	CLP	734,720,000	1/28/2011	49,729	–
	USD	1,039,616	NZD	1,481,419	1/28/2011	56,937	–
	USD	854,942	CLP	443,230,000	1/31/2011	49,787	–
	USD	2,201,943	CNY	14,622,000	2/1/2011	–	(8,458)
	USD	144,253	CLP	77,500,000	2/10/2011	13,819	–
	USD	283,084	CLP	151,620,000	2/11/2011	26,143	–
	USD	144,392	CLP	76,600,000	2/14/2011	11,799	–
	USD	1,026,140	MYR	3,542,747	2/14/2011	87,329	–
	USD	66,730	CLP	34,900,000	2/18/2011	4,412	–
	USD	491,262	CLP	257,590,000	2/22/2011	33,675	–
	USD	200,268	CLP	104,700,000	2/25/2011	13,052	–
	USD	357,544	CLP	186,960,000	2/28/2011	23,292	–
	USD	580,688	CLP	303,700,000	3/1/2011	37,902	–
	USD	76,938	CLP	40,200,000	3/2/2011	4,938	–
	USD	363,881	CLP	190,310,000	3/4/2011	23,654	-
	USD	739,376	CLP	373,200,000	3/10/2011	20,182	–
	USD	721,946	CLP	372,560,000	3/15/2011	35,973	–
	USD	341,366	CLP	179,490,000	3/31/2011	23,263	–
	USD	363,238	CLP	190,700,000	4/4/2011	24,026	–
	USD	472,160	INR	21,429,000	4/11/2011	–	(14,217)
	USD	1,012,338	INR	45,950,000	4/12/2011	–	(30,496)
	USD	233,965	INR	10,622,000	4/19/2011	–	(7,195)
	USD	475,160	INR	21,520,000	4/26/2011	–	(16,124)
	USD	146,704	CLP	77,900,000	5/10/2011	10,989	–
	USD	519,186	CLP	280,490,000	5/19/2011	48,160	–
	USD	207,273	CLP	113,140,000	5/27/2011	21,413	–
	USD	613,573	INR	29,157,000	6/1/2011	5,613	–
	USD	444,290	INR	21,477,000	6/7/2011	11,522	–
	USD	120,969	INR	5,815,000	6/10/2011	2,408	–
	USD	305,307	INR	14,554,000	6/16/2011	3,304	–
	USD	278,471	INR	13,258,000	6/20/2011	2,550	–
	USD	322,801	INR	15,233,000	6/24/2011	–	(46)
	USD	208,536	INR	10,114,000	7/11/2011	5,403	–
	USD	105,688	INR	5,110,000	7/12/2011	2,392	–
	USD	281,840	MYR	912,824	7/12/2011	2,589	–
	USD	1,094,450	MYR	3,540,000	7/13/2011	8,528	–
	USD	500,231	MYR	1,621,000	7/18/2011	4,694	–
	USD	786,310	MYR	2,557,000	7/20/2011	10,083	–
	USD	955,880	MYR	3,109,000	7/25/2011	12,170	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	322,799	INR	15,617,000	8/24/2011	$6,130	$–
	USD	226,916	INR	11,044,000	9/1/2011	5,514	–
	USD	1,450,460	ILS	5,519,000	9/7/2011	42,565	–
	USD	511,645	PHP	23,022,000	10/4/2011	7,509	–
	USD	614,653	PHP	27,526,000	10/5/2011	6,053	–
	USD	1,500,165	ILS	5,469,000	10/6/2011	–	(21,877)
	USD	507,935	PHP	22,596,000	10/7/2011	1,575	–
	USD	408,343	PHP	18,081,000	10/11/2011	–	(680)
	USD	122,180	PHP	5,384,000	10/12/2011	–	(793)
	USD	125,623	MYR	394,093	10/13/2011	–	(3,357)
	USD	110,763	PHP	4,878,000	10/19/2011	–	(803)
	USD	439,348	PHP	19,500,000	10/21/2011	200	–
	USD	171,367	INR	7,960,000	10/26/2011	–	(4,722)
	USD	428,918	PHP	18,920,000	10/26/2011	–	(2,497)
	USD	361,725	INR	16,813,000	10/27/2011	–	(9,774)
	USD	326,103	PHP	14,323,000	10/28/2011	–	(3,306)
	USD	51,138	PHP	2,200,000	11/4/2011	–	(1,565)
	USD	104,525	PHP	4,500,000	11/14/2011	–	(3,151)
	USD	1,953,816	AUD	2,129,500	12/1/2011	–	(2,826)

						1,704,505	(213,444)

HSBC Securities, Inc.	EUR	328,084	CNY	3,265,000	12/6/2010	63,843	–
	EUR	355,000	USD	485,480	2/8/2011	24,794	–
	EUR	1,230,000	USD	1,682,148	2/9/2011	85,976	–
	EUR	539,000	USD	749,318	10/17/2011	50,419	–
	EUR	538,000	USD	754,653	10/18/2011	57,053	–
	EUR	724,000	USD	1,011,138	10/19/2011	72,364	–
	NZD	110,442	USD	74,317	2/14/2011	–	(7,322)
	USD	391,212	CNY	2,591,000	12/6/2010	–	(2,597)
	USD	663,289	CNY	4,410,209	12/14/2010	–	(1,866)
	USD	666,206	CNY	4,427,271	12/15/2010	–	(2,231)
	USD	729,822	MYR	2,508,772	12/22/2010	61,245	–
	USD	356,120	MYR	1,224,911	12/23/2010	30,096	–
	USD	402,355	MYR	1,385,872	12/28/2010	34,479	–
	USD	146,034	PHP	6,830,000	1/14/2011	9,044	–
	USD	289,325	PHP	13,506,000	1/18/2011	17,316	–
	USD	405,167	PHP	17,658,000	1/26/2011	–	(4,308)
	USD	1,888,000	KRW	2,228,406,400	2/9/2011	27,612	–
	USD	77,807	NZD	110,442	2/14/2011	3,832	–
	USD	259,287	MYR	892,000	2/17/2011	21,011	–
	USD	699,997	INR	33,693,000	6/3/2011	15,359	–
	USD	120,365	INR	5,733,000	6/8/2011	1,296	–
	USD	301,069	INR	14,470,000	6/13/2011	5,851	–
	USD	215,323	INR	10,230,000	6/27/2011	1,366	–
	USD	272,178	MYR	883,000	7/29/2011	2,701	–
	USD	559,858	MYR	1,800,000	8/8/2011	177	–
	USD	373,113	INR	18,021,000	8/24/2011	6,448	–
	USD	84,099	PHP	3,800,000	9/30/2011	1,601	–
	USD	68,603	PHP	3,100,000	10/3/2011	1,305	–
	USD	409,777	PHP	18,467,000	10/4/2011	6,661	–
	USD	615,130	PHP	27,532,000	10/5/2011	5,711	–
	USD	408,465	PHP	18,115,000	10/11/2011	–	(35)
	USD	202,207	PHP	8,977,000	10/13/2011	182	–
	USD	400,209	PHP	17,658,000	10/19/2011	–	(2,162)
	USD	175,717	INR	8,148,000	10/26/2011	–	(5,136)
	USD	399,756	PHP	17,658,000	10/26/2011	–	(1,778)
	USD	262,557	INR	12,138,000	10/27/2011	–	(8,469)
	USD	76,748	PHP	3,370,000	10/27/2011	–	(796)
	USD	51,025	PHP	2,240,000	10/28/2011	–	(542)
	USD	99,613	PHP	4,380,000	10/31/2011	–	(909)

						607,742	(38,151)

JPMorgan Chase & Co.	EUR	548,072	USD	793,349	1/13/2011	82,026	–
	EUR	1,064,000	USD	1,447,678	2/16/2011	66,978	–
	EUR	517,939	MYR	2,164,000	7/27/2011	1,933	–
	EUR	636,635	USD	803,812	8/29/2011	–	(21,823)
	USD	330,657	CNY	2,198,867	12/13/2010	–	(878)
	USD	713,092	MYR	2,432,356	12/16/2010	54,162	–
	USD	462,329	MYR	1,576,495	12/17/2010	34,925	–
	USD	550,806	MYR	1,886,510	12/21/2010	44,086	–
	USD	915,157	PHP	42,561,000	1/13/2011	51,223	–
	USD	412,703	PHP	19,234,000	1/19/2011	23,981	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	190,211	CLP	96,770,000	1/28/2011	$7,376	$–
	USD	242,745	INR	11,460,000	2/4/2011	4,299	–
	USD	133,588	CLP	70,000,000	2/18/2011	9,105	–
	USD	226,895	CLP	118,700,000	2/22/2011	15,001	–
	USD	61,217	CLP	32,200,000	2/28/2011	4,375	–
	USD	136,795	CLP	70,600,000	3/21/2011	6,754	–
	USD	681,927	INR	30,864,000	4/13/2011	–	(22,518)
	USD	669,377	INR	30,296,000	4/15/2011	–	(22,264)
	USD	332,981	INR	15,134,000	4/19/2011	–	(9,884)
	USD	227,029	MYR	740,795	4/19/2011	4,906	–
	USD	653,734	MYR	2,123,000	4/22/2011	10,838	–
	USD	188,442	CLP	98,979,000	4/27/2011	12,152	–
	USD	67,741	INR	3,070,000	4/27/2011	–	(2,264)
	USD	336,099	INR	15,232,000	4/28/2011	–	(11,270)
	USD	336,578	INR	15,247,000	4/29/2011	–	(11,470)
	USD	211,137	INR	10,067,000	6/22/2011	2,204	–
	USD	1,717,505	MYR	5,625,000	6/29/2011	36,460	–
	USD	335,195	INR	16,267,000	7/12/2011	8,864	–
	USD	52,782	INR	2,552,000	7/20/2011	1,153	–
	USD	1,007,210	MYR	3,269,000	7/27/2011	10,547	–
	USD	62,627	MYR	200,000	8/29/2011	–	(473)
	USD	162,452	PHP	7,272,000	10/6/2011	1,526	–
	USD	203,639	PHP	9,021,000	10/11/2011	–	(247)
	USD	495,791	PHP	21,971,000	10/13/2011	–	(448)
	USD	286,990	PHP	12,598,000	10/17/2011	–	(2,992)
	USD	220,680	PHP	9,792,000	10/21/2011	40	–
	USD	214,639	PHP	9,466,000	10/26/2011	–	(1,293)

						494,914	(107,824)

Merrill Lynch	USD	144,253	CLP	77,500,000	2/10/2011	13,819	–
	USD	133,472	CLP	70,400,000	2/23/2011	9,984	–
	USD	74,385	CLP	39,000,000	3/1/2011	5,052	–

						28,855	–

Morgan Stanley and Co., Inc.	EUR	204,426	NOK	1,696,440	11/25/2011	3,603	–
	EUR	313,913	NOK	2,610,000	11/28/2011	6,268	–
	USD	921,000	AUD	1,105,921	2/8/2011	130,129	–
	USD	288,685	CLP	152,700,000	2/16/2011	22,633	–
	USD	696,882	CLP	365,600,000	2/22/2011	48,165	–
	USD	133,473	CLP	69,900,000	2/24/2011	8,954	–
	USD	285,698	CLP	149,380,000	2/25/2011	18,654	–
	USD	307,722	CLP	161,400,000	3/1/2011	21,026	–
	USD	147,368	CLP	76,300,000	3/15/2011	7,853	–
	USD	1,150,000	ILS	4,318,135	3/29/2011	22,027	–
	USD	629,307	CLP	330,550,000	4/25/2011	40,711	–

						330,023	–

UBS AG	EUR	297,971	NOK	2,570,000	12/1/2010	26,914	–
	EUR	195,111	USD	293,539	12/7/2010	40,279	–
	EUR	2,118,000	USD	3,028,422	1/11/2011	279,522	–
	EUR	866,907	USD	1,258,038	1/13/2011	132,911	–
	EUR	664,629	USD	935,133	1/25/2011	72,580	–
	EUR	177,000	USD	247,853	1/31/2011	18,149	–
	EUR	906,268	NOK	7,552,200	2/8/2011	35,675	–
	EUR	1,629,000	USD	2,236,373	2/8/2011	122,407	–
	EUR	1,268,778	NOK	10,555,600	2/9/2011	47,060	–
	EUR	1,210,000	USD	1,663,895	2/11/2011	93,695	–
	EUR	1,064,000	USD	1,446,934	2/16/2011	66,233	–
	EUR	849,000	USD	1,166,365	2/18/2011	64,671	–
	EUR	729,000	USD	982,036	4/13/2011	36,181	–
	EUR	732,501	SEK	6,934,000	7/15/2011	28,529	–
	EUR	843,025	NOK	6,799,000	8/22/2011	–	(12,026)
	EUR	843,810	NOK	6,799,000	8/23/2011	–	(13,085)
	EUR	946,362	SEK	9,000,000	8/26/2011	41,026	–
	EUR	1,333,312	USD	1,687,200	8/26/2011	–	(41,960)
	EUR	675,228	NOK	5,605,000	11/7/2011	12,829	–
	EUR	701,089	USD	949,696	11/17/2011	40,716	–
	EUR	1,023,317	NOK	8,451,000	11/28/2011	11,366	–
	EUR	311,515	NOK	2,570,000	12/1/2011	2,992	–
	NOK	2,570,000	EUR	316,230	12/1/2010	–	(3,213)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	921,000	AUD	1,105,616	2/8/2011	$129,839	$–

						1,303,574	(70,284)

Net Unrealized Appreciation/(Depreciation)						$5,370,778	$(506,774)

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNY—Yuan Renminbi

EGP—Egyptian Pound

EUR—Euro Dollar

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$4,098,488	$29,013,292	#	$—	$33,111,780
United States	73,654,100	—		—	73,654,100
Other Countries*	37,444,737	83,936,580	#	—	121,381,317
Preferred Stock	6,192,636	—		—	6,192,636
Foreign Corporate Bonds & Notes	—	1,090,400		—	1,090,400
Foreign Government Agencies	—	175,026,546		—	175,026,546
Municipal Bonds & Notes	—	5,445,911		—	5,445,911
Short-Term Investment Securities:
Collective Investment Pool	—	15,024,260		—	15,024,260
Foreign Government Treasuries	—	3,494,174		—	3,494,174
U.S. Government Agencies	—	35,035,000		—	35,035,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	$—	$5,370,778		$—	$5,370,778

Total	$121,389,961	$353,436,941		$—	$474,826,902

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	$—	$506,774		$—	$506,774

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $112,949,872 representing 24.4% of net assets; see Note 2.
*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

United States Treasury Notes	34.1%
Repurchase Agreements	19.2
United States Treasury Bonds	17.7
Collective Investment Pool	10.0
Government National Mtg. Assoc.	9.1
Federal Home Loan Mtg. Corp.	7.0
Federal Home Loan Bank	5.4
Federal National Mtg. Assoc.	4.3
Federal Farm Credit Bank	2.8

109.6%

Credit Quality†#

Government — Treasury	64.5%
Government — Agency	33.3
A	2.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 28.6%
Federal Farm Credit Bank — 2.8%
4.88% due 12/16/15	$2,000,000	$2,299,802
4.88% due 01/17/17#	1,000,000	1,153,336

		3,453,138

Federal Home Loan Bank — 5.4%
4.75% due 09/11/15	1,000,000	1,144,039
4.88% due 11/27/13	2,000,000	2,236,560
5.38% due 08/19/11	2,000,000	2,071,296
5.38% due 06/14/13	1,000,000	1,115,723

		6,567,618

Federal Home Loan Mtg. Corp. — 7.0%
4.50% due 09/01/19	420,667	447,042
4.75% due 11/17/15#	3,000,000	3,439,077
5.00% due 12/14/18	1,000,000	1,107,170
5.00% due 10/01/34	278,579	295,751
5.50% due 12/01/36	219,430	235,775
5.75% due 01/15/12#	2,000,000	2,115,828
6.00% due 11/01/33	472,281	519,726
6.50% due 02/01/32	178,816	201,886
7.50% due 09/01/16	72,960	79,975
8.00% due 02/01/30	4,428	5,178
8.00% due 08/01/30	1,004	1,174
8.00% due 06/01/31	5,454	6,378
Federal Home Loan Mtg. Corp. FRS
5.35% due 12/01/35	93,109	99,339

		8,554,299

Federal National Mtg. Assoc. — 4.3%
5.00% due 02/16/12#	752,000	792,456
5.00% due 02/01/19	433,891	466,103
5.00% due 12/01/36	548,800	582,716
5.25% due 08/01/12	1,000,000	1,072,685
5.50% due 12/01/33	249,354	269,915
5.50% due 10/01/34	442,262	478,177
6.00% due 05/15/11	1,000,000	1,026,409
6.00% due 06/01/35	172,129	188,372
6.50% due 02/01/17	49,232	54,035
6.50% due 07/01/32	38,941	44,007
7.00% due 09/01/31	75,578	86,329
11.50% due 09/01/19	67	73
12.00% due 01/15/16	53	60
12.50% due 09/20/15	72	83
13.00% due 11/15/15	114	131
14.50% due 11/15/14	80	89
Federal National Mtg. Assoc. FRS
2.52% due 02/01/35	18,983	19,615
4.84% due 11/01/34	59,594	62,661
5.30% due 01/01/36	31,751	33,019

		5,176,935

Government National Mtg. Assoc. — 9.1%
4.50% due 03/15/38	453,032	476,905
4.50% due 03/15/39	73,658	77,494
4.50% due 05/15/39	2,225,796	2,341,695
4.50% due 06/15/39	1,668,081	1,754,938
4.50% due 07/15/39	1,412,540	1,486,778
4.50% due 09/15/39	26,467	27,845
4.50% due 12/15/39	285,579	301,074
4.50% due 04/15/40	883,817	929,838
4.50% due 06/15/40	2,351,864	2,474,939
4.50% due 08/15/40	411,556	432,986

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
5.00% due 09/15/35	$15,790	$16,959
5.00% due 02/15/36	496,344	532,794
5.00% due 05/15/36	70,460	75,634
6.00% due 01/15/32	86,131	95,945
6.50% due 08/15/31	72,815	83,396
7.50% due 02/15/29	7,855	9,093
7.50% due 07/15/30	499	578
7.50% due 01/15/31	7,064	8,205
7.50% due 02/15/31	6,512	7,563

		11,134,659

Total U.S. Government Agencies
(cost $32,680,458)		34,886,649

U.S. GOVERNMENT TREASURIES — 51.8%
United States Treasury Bonds — 17.7%
zero coupon due 08/15/24 STRIPS	2,040,000	1,218,594
2.00% due 01/15/26 TIPS(1)	2,179,089	2,399,722
3.88% due 08/15/40#	10,000,000	9,607,810
4.38% due 05/15/40#	8,000,000	8,380,000

		21,606,126

United States Treasury Notes — 34.1%
1.25% due 10/31/15#	6,000,000	5,947,500
1.75% due 07/31/15	19,000,000	19,345,800
2.63% due 08/15/20#	13,000,000	12,853,750
4.00% due 02/15/15	1,000,000	1,116,484
4.25% due 08/15/13	1,000,000	1,097,500
4.25% due 08/15/15	1,000,000	1,133,281

		41,494,315

Total U.S. Government Treasuries
(cost $63,627,483)		63,100,441

Total Long - Term Investment Securities
(cost $96,307,941)		97,987,090

SHORT - TERM INVESTMENT SECURITIES — 10.0%
Collective Investment Pool — 10.0%
Securities Lending Quality Trust(2)(3)
(cost $12,159,853)	12,159,853	12,124,772

REPURCHASE AGREEMENT — 19.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(4)
(cost $23,359,000)	23,359,000	23,359,000

TOTAL INVESTMENTS
(cost $131,826,794)(5)	109.6%	133,470,862
Liabilities in excess of other assets	(9.6)	(11,647,833)

NET ASSETS —	100.0%	$121,823,029

#	The security or a portion thereof is out on loan (see Note 2)
(1)	Principal amount of security is adjusted for inflation.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)

At November 30, 2010, the Fund had loaned securities with a total value of $13,156,759. This was secured by collateral of $12,159,853, which was received in cash and subsequently invested in short-term investments currently value at $12,124,772 as reported in the portfolio of investments. The remaining collateral of $1,169,168 was received in the form of short-term pooled securities, which the Fund cannot sell or

89

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	zero coupon to 87.33%	10/15/16 to 10/15/40
Federal National Mtg. Assoc.	zero coupon to 104.79%	02/01/14 to 11/01/40
Government National Mtg. Assoc.	0.41% to 33.24%	07/17/33 to 03/20/40

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$3,453,138	$—	$3,453,138
Federal Home Loan Bank	—	6,567,618	—	6,567,618
Federal Home Loan Mtg Corp.	—	8,554,299	—	8,554,299
Federal National Mtg. Assoc.	—	5,176,935	—	5,176,935
Government National Mtg. Assoc.	—	11,134,659	—	11,134,659
U.S. Government Treasuries	—	63,100,441	—	63,100,441
Short Term Investment Securities:
Collective Investment Pool	—	12,124,772	—	12,124,772
Repurchase Agreement	—	23,359,000	—	23,359,000

Total	$—	$133,470,862	$—	$133,470,862

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	9.2%
Computers	4.8
Oil Companies — Integrated	4.6
Diversified Manufacturing Operations	4.2
Applications Software	3.7
Oil — Field Services	3.1
Computer Services	2.8
Wireless Equipment	2.8
Retail — Discount	2.8
Beverages — Non-alcoholic	2.8
Web Portals/ISP	2.6
Computers — Memory Devices	2.4
Electronic Components — Semiconductors	2.3
Medical — Drugs	2.3
Enterprise Software/Service	2.2
Pharmacy Services	2.0
Retail — Restaurants	2.0
Transport — Services	1.9
Chemicals — Diversified	1.9
Oil Companies — Exploration & Production	1.8
Medical — Biomedical/Gene	1.6
Machinery — Construction & Mining	1.5
Retail — Apparel/Shoe	1.4
Food — Misc.	1.4
Cosmetics & Toiletries	1.3
Auto/Truck Parts & Equipment — Original	1.3
Finance — Credit Card	1.3
Medical Products	1.3
Auto — Cars/Light Trucks	1.2
Metal — Copper	1.2
Commercial Services — Finance	1.1
Retail — Building Products	1.1
Semiconductor Components — Integrated Circuits	1.0
Industrial Automated/Robotic	1.0
Internet Infrastructure Software	1.0
Multimedia	0.9
Time Deposits	0.9
Networking Products	0.9
Transport — Rail	0.8
E-Commerce/Services	0.8
Diversified Banking Institutions	0.8
Electric Products — Misc.	0.8
Medical Instruments	0.7
Machinery — Farming	0.7
Chemicals — Specialty	0.7
Hotels/Motels	0.7
Insurance — Life/Health	0.7
Banks — Commercial	0.6
Broadcast Services/Program	0.6
Internet Security	0.6
Retail — Mail Order	0.5
Food — Confectionery	0.5
Diversified Minerals	0.5
Electronic Components — Misc.	0.5
Software Tools	0.5
E-Commerce/Products	0.5
Metal — Iron	0.5
Retail — Regional Department Stores	0.5
Insurance — Property/Casualty	0.5
Aerospace/Defense	0.5
Casino Hotels	0.4
Metal Processors & Fabrication	0.4
Investment Management/Advisor Services	0.4
Banks — Super Regional	0.4

Tobacco	0.4
Auto — Heavy Duty Trucks	0.3
Vitamins & Nutrition Products	0.3
Medical — HMO	0.3
Gold Mining	0.3
Instruments — Scientific	0.3
Paper & Related Products	0.3
Human Resources	0.3
Medical — Wholesale Drug Distribution	0.3
Semiconductor Equipment	0.3
Retail — Office Supplies	0.3
Dental Supplies & Equipment	0.3
Finance — Investment Banker/Broker	0.3
Cable/Satellite TV	0.2
Finance — Other Services	0.2
Appliances	0.2
Aerospace/Defense — Equipment	0.2
Optical Supplies	0.2
Industrial Gases	0.2
Medical — Generic Drugs	0.2
Soap & Cleaning Preparation	0.2
Apparel Manufacturers	0.2
Food — Retail	0.2
Brewery	0.2
Computers — Integrated Systems	0.2
Diagnostic Equipment	0.2
Entertainment Software	0.2
Retail — Major Department Stores	0.2
Food — Catering	0.2
Internet Content — Information/News	0.2
Recreational Vehicles	0.2
Retail — Perfume & Cosmetics	0.1
Transactional Software	0.1
Garden Products	0.1
Finance — Leasing Companies	0.1
Footwear & Related Apparel	0.1
Consumer Products — Misc.	0.1
Retail — Pet Food & Supplies	0.1
Food — Wholesale/Distribution	0.1
Retail — Jewelry	0.1
Retail — Misc./Diversified	0.1
Patient Monitoring Equipment	0.1
Motorcycle/Motor Scooter	0.1
Data Processing/Management	0.1
Cellular Telecom	0.1
Engineering/R&D Services	0.1
Building Products — Cement	0.1
Transport — Equipment & Leasing	0.1
Web Hosting/Design	0.1
Food — Meat Products	0.1
Dialysis Centers	0.1
Coal	0.1
Diversified Operations	0.1
Electronics — Military	0.1
Beverages — Wine/Spirits	0.1
Retail — Auto Parts	0.1
Distribution/Wholesale	0.1
Oil Field Machinery & Equipment	0.1
Schools	0.1

109.1%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	39,981	$2,241,335
The Boeing Co.	16,965	1,081,858

		3,323,193

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp.	20,197	1,520,228

Apparel Manufacturers — 0.2%
Coach, Inc.	19,113	1,080,649
VF Corp.	2,757	228,500

		1,309,149

Appliances — 0.2%
Whirlpool Corp.	21,766	1,588,918

Applications Software — 3.7%
Citrix Systems, Inc.†	55,472	3,684,450
Intuit, Inc.†	110,686	4,968,694
Microsoft Corp.	466,237	11,753,835
Quest Software, Inc.#	54,889	1,388,692
Red Hat, Inc.†	35,980	1,565,130
Salesforce.com, Inc.†#	22,900	3,188,138

		26,548,939

Auto - Cars/Light Trucks — 1.2%
Bayerische Motoren Werke AG(1)	8,410	632,522
Ford Motor Co.†#	385,245	6,140,805
Hyundai Motor Co.(1)	12,870	1,908,745

		8,682,072

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.#	43,935	2,366,339

Auto/Truck Parts & Equipment - Original — 1.3%
BorgWarner, Inc.†#	127,929	7,719,236
Magna International, Inc., Class A#(3)	11,780	561,199
TRW Automotive Holdings Corp.	24,456	1,161,415

		9,441,850

Banks - Commercial — 0.6%
Banco Santander Brasil SA ADR	73,080	953,694
Bank Mandiri Tbk PT(1)	864,500	612,317
Erste Group Bank AG(1)	11,090	434,603
Industrial & Commercial Bank of China(1)	1,001,000	776,770
Powszechna Kasa Oszczednosci Bank Polski SA(1)	43,050	597,201
Turkiye Garanti Bankasi AS(1)	107,420	596,401

		3,970,986

Banks - Super Regional — 0.4%
Fifth Third Bancorp	48,520	579,814
PNC Financial Services Group, Inc.	16,432	884,863
SunTrust Banks, Inc.	7,148	166,977
Wells Fargo & Co.	38,159	1,038,307

		2,669,961

Beverages - Non-alcoholic — 2.8%
Coca-Cola Enterprises, Inc.	10,113	244,229
Dr Pepper Snapple Group, Inc.	2,055	75,275
Hansen Natural Corp.†	23,827	1,268,073
PepsiCo, Inc.	51,886	3,353,392
The Coca-Cola Co.	236,302	14,927,197

		19,868,166

Beverages - Wine/Spirits — 0.1%
Pernod-Ricard SA(1)	5,460	444,861

Security Description	Shares	Value (Note 2)

Brewery — 0.2%
Anheuser-Busch InBev NV(1)	15,780	$864,321
Carlsberg A/S(1)	4,320	408,200

		1,272,521

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†#	9,950	405,761
Liberty Global, Inc., Class A†#	16,010	564,513
Scripps Networks Interactive Inc., Class A	69,760	3,554,272

		4,524,546

Building Products - Cement — 0.1%
Holcim, Ltd.(1)	9,380	604,606

Cable/Satellite TV — 0.2%
DIRECTV, Class A†	43,282	1,797,501

Casino Hotels — 0.4%
Las Vegas Sands Corp.†#	48,088	2,408,247
Wynn Resorts, Ltd.	7,658	774,224

		3,182,471

Cellular Telecom — 0.1%
China Unicom (Hong Kong), Ltd.(1)	522,000	701,015

Chemicals - Diversified — 1.9%
E.I. du Pont de Nemours & Co.	122,635	5,762,619
PPG Industries, Inc.	100,201	7,811,670

		13,574,289

Chemicals - Specialty — 0.7%
Cytec Industries, Inc.	1,801	86,142
Lubrizol Corp.	9,899	1,035,039
Sigma-Aldrich Corp.#	57,894	3,660,059

		4,781,240

Coal — 0.1%
Walter Energy, Inc.	5,165	530,136

Commercial Services — 0.0%
Intertek Group PLC(1)	3,257	91,933

Commercial Services - Finance — 1.1%
Mastercard, Inc., Class A	25,439	6,029,806
Verisk Analytics, Inc., Class A†	34,932	1,057,392
Visa, Inc., Class A	9,418	695,519
Western Union Co.	7,922	139,744

		7,922,461

Computer Services — 2.8%
Accenture PLC, Class A	161,876	7,012,468
Infosys Technologies, Ltd. ADR	8,740	578,151
International Business Machines Corp.	87,852	12,427,544

		20,018,163

Computers — 4.8%
Apple, Inc.†	107,278	33,379,550
Hewlett-Packard Co.	19,221	805,937
Research In Motion, Ltd.†	5,271	326,011

		34,511,498

Computers - Integrated Systems — 0.2%
Riverbed Technology, Inc.†	37,097	1,257,959

Computers - Memory Devices — 2.4%
EMC Corp.†	529,493	11,378,805
NetApp, Inc.†	95,132	4,845,073
SanDisk Corp.†	12,324	549,650

		16,773,528

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Consumer Products - Misc. — 0.1%
The Scotts Miracle-Gro Co., Class A	19,513	$974,869

Containers - Metal/Glass — 0.0%
Ball Corp.	1,028	67,725

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	16,666	1,275,782
Procter & Gamble Co.	67,667	4,132,424
The Estee Lauder Cos., Inc., Class A	55,401	4,150,643

		9,558,849

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	25,996	757,263

Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	25,222	779,864
Sirona Dental Systems, Inc.†#	28,512	1,077,469

		1,857,333

Diagnostic Equipment — 0.2%
Gen-Probe, Inc.†#	23,865	1,237,639

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA(1)	9,910	571,994

Distribution/Wholesale — 0.1%
Li & Fung, Ltd.(1)	60,000	373,645

Diversified Banking Institutions — 0.8%
Barclays PLC(1)	368,400	1,480,330
HSBC Holdings PLC(1)	111,890	1,127,195
JPMorgan Chase & Co.	12,280	459,027
The Goldman Sachs Group, Inc.	16,043	2,504,954

		5,571,506

Diversified Manufacturing Operations — 4.2%
3M Co.	20,723	1,740,317
Danaher Corp.	46,520	2,011,990
Eaton Corp.	87,485	8,433,554
Honeywell International, Inc.	107,231	5,330,453
Illinois Tool Works, Inc.	137,596	6,553,697
Parker Hannifin Corp.	13,172	1,056,790
Textron, Inc.#	201,374	4,502,723

		29,629,524

Diversified Minerals — 0.5%
BHP Billiton, Ltd.(1)	61,751	2,538,441
Xstrata PLC(1)	63,990	1,283,760

		3,822,201

Diversified Operations — 0.1%
LVMH Moet Hennessy Louis Vuitton SA#(1)	3,400	515,492

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	20,679	3,627,097

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	15,660	686,221
Netflix, Inc.†#	18,458	3,800,502
priceline.com, Inc.†	160	63,048
Rakuten, Inc.#(1)	1,706	1,306,684

		5,856,455

Electric Products - Misc. — 0.8%
Emerson Electric Co.	100,025	5,508,377

Electronic Components - Misc. — 0.5%
Jabil Circuit, Inc.	182,193	2,752,936
Tyco Electronics, Ltd.	31,395	955,036

		3,707,972

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.3%
ARM Holdings PLC(1)	72,320	$448,701
Broadcom Corp., Class A	170,326	7,577,804
Cree, Inc.†	12,048	785,289
Intel Corp.	134,526	2,841,189
Rambus, Inc.†#	38,362	767,623
Texas Instruments, Inc.	133,500	4,245,300

		16,665,906

Electronics - Military — 0.1%
Safran SA(1)	14,420	451,525

Engineering/R&D Services — 0.1%
ABB, Ltd.†(1)	35,290	683,344

Enterprise Software/Service — 2.2%
Oracle Corp.	570,058	15,414,368

Entertainment Software — 0.2%
Electronic Arts, Inc.†	77,377	1,153,691

Filtration/Separation Products — 0.0%
Pall Corp.	1,702	77,050

Finance - Credit Card — 1.3%
American Express Co.	217,081	9,382,241

Finance - Investment Banker/Broker — 0.3%
The Charles Schwab Corp.	121,889	1,831,992

Finance - Leasing Companies — 0.1%
ORIX Corp.#(1)	11,680	997,962

Finance - Other Services — 0.2%
IntercontinentalExchange, Inc.†#	14,362	1,618,597

Food - Catering — 0.2%
Compass Group PLC(1)	131,173	1,132,673

Food - Confectionery — 0.5%
The Hershey Co.	82,578	3,864,650

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	36,423	576,576

Food - Misc. — 1.4%
Corn Products International, Inc.	18,305	789,311
Danone(1)	34,050	1,993,799
General Mills, Inc.	63,285	2,235,859
Kellogg Co.	67,413	3,318,742
Nestle SA(1)	25,040	1,360,443

		9,698,154

Food - Retail — 0.2%
Jeronimo Martins SGPS SA(1)	9,160	129,526
Whole Foods Market, Inc.†	24,557	1,159,581

		1,289,107

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	28,790	835,486

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†#	12,688	975,707

Garden Products — 0.1%
Toro Co.#	18,743	1,091,030

Gold Mining — 0.3%
Newmont Mining Corp.	36,762	2,162,708

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.#	83,359	4,738,126

Human Resources — 0.3%
Adecco SA(1)	25,050	1,428,523
The Capita Group PLC(1)	64,440	653,336

		2,081,859

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Automated/Robotic — 1.0%
Rockwell Automation, Inc.	106,126	$7,017,051

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	17,070	1,471,775

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	42,226	2,147,614

Insurance - Life/Health — 0.7%
Aflac, Inc.	91,753	4,725,279

Insurance - Property/Casualty — 0.5%
Admiral Group PLC(1)	36,090	857,217
Chubb Corp.	19,934	1,136,437
Travelers Cos., Inc.	25,533	1,378,527

		3,372,181

Internet Content - Information/News — 0.2%
Baidu, Inc. ADR†	10,680	1,123,429

Internet Infrastructure Software — 1.0%
Akamai Technologies, Inc.†	30,854	1,610,270
F5 Networks, Inc.†#	40,432	5,332,172

		6,942,442

Internet Security — 0.6%
Symantec Corp.†	253,218	4,254,062

Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	16,700	2,722,100
Legg Mason, Inc.	488	15,919

		2,738,019

Machinery - Construction & Mining — 1.5%
Atlas Copco AB, Class A(1)	41,100	906,899
Caterpillar, Inc.	65,037	5,502,130
Joy Global, Inc.	31,706	2,419,802
Komatsu, Ltd.(1)	63,600	1,761,736

		10,590,567

Machinery - Farming — 0.7%
Deere & Co.	66,322	4,954,253

Medical Information Systems — 0.0%
Cerner Corp.†#	2,620	230,193

Medical Instruments — 0.7%
Bruker Corp.#	58,016	894,607
Edwards Lifesciences Corp.†	25,476	1,690,587
Intuitive Surgical, Inc.†	9,451	2,460,001

		5,045,195

Medical Products — 1.3%
Covidien PLC	160,012	6,731,705
Sonova Holding AG(1)	3,880	484,372
Zimmer Holdings, Inc.†	38,359	1,889,564

		9,105,641

Medical - Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†#	15,341	1,172,820
Amgen, Inc.†	43,793	2,307,453
Biogen Idec, Inc.†	16,713	1,069,131
Celgene Corp.†	13,680	812,318
Gilead Sciences, Inc.†	93,336	3,406,764
Human Genome Sciences, Inc.†#	45,454	1,114,987
Illumina, Inc.†#	21,995	1,322,339
United Therapeutics Corp.†	6,267	394,382

		11,600,194

Security Description	Shares	Value (Note 2)

Medical - Drugs — 2.3%
Abbott Laboratories	148,018	$6,884,317
Allergan, Inc.	94,169	6,240,580
Eli Lilly & Co.	12,675	426,641
Novartis AG(1)	11,430	608,263
Novo Nordisk A/S, Class B(1)	22,005	2,180,359

		16,340,160

Medical - Generic Drugs — 0.2%
Perrigo Co.#	17,975	1,082,814
Teva Pharmaceutical Industries, Ltd. ADR	7,750	387,810

		1,470,624

Medical - HMO — 0.3%
Aetna, Inc.	22,678	671,722
Humana, Inc.†	16,813	942,201
Magellan Health Services, Inc.†	12,027	585,715

		2,199,638

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	31,058	1,105,044
McKesson Corp.	13,907	888,657

		1,993,701

Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	10,570	1,459,400
Timken Co.	30,696	1,337,118

		2,796,518

Metal-Copper — 1.2%
Antofagasta PLC(1)	42,670	871,686
Freeport-McMoRan Copper & Gold, Inc.	74,910	7,589,881

		8,461,567

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	52,176	3,565,708

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.#	24,570	768,550

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A#	8,666	273,932

Multimedia — 0.9%
FactSet Research Systems, Inc.#	694	61,537
The McGraw-Hill Cos., Inc.	1,890	65,186
Walt Disney Co.	178,066	6,501,190

		6,627,913

Networking Products — 0.9%
Cisco Systems, Inc.†	327,747	6,279,632

Oil Companies - Exploration & Production — 1.8%
Apache Corp.	7,160	770,702
Cimarex Energy Co.	29,260	2,356,600
CNOOC, Ltd.(1)	156,000	337,037
Occidental Petroleum Corp.	81,664	7,200,315
Southwestern Energy Co.†	45,566	1,649,489
Whiting Petroleum Corp.†	3,535	389,027

		12,703,170

Oil Companies - Integrated — 4.6%
BG Group PLC(1)	74,900	1,355,843
Chevron Corp.	14,368	1,163,377
ConocoPhillips	54,145	3,257,905
Exxon Mobil Corp.	391,338	27,221,471

		32,998,596

94

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc.	12,923	$367,659

Oil - Field Services — 3.1%
Halliburton Co.	130,095	4,922,795
Oceaneering International, Inc.	11,147	770,258
Petrofac, Ltd.(1)	20,700	447,469
Saipem SpA(1)	36,046	1,498,959
Schlumberger, Ltd.	190,747	14,752,373

		22,391,854

Optical Supplies — 0.2%
Alcon, Inc.	5,942	934,379
Cie Generale d’Optique Essilor International SA(1)	9,060	566,030

		1,500,409

Paper & Related Products — 0.3%
Domtar Corp.	14,149	1,074,192
Rayonier, Inc.	20,025	1,020,474

		2,094,666

Patient Monitoring Equipment — 0.1%
Masimo Corp.#	26,552	819,395

Pharmacy Services — 2.0%
Express Scripts, Inc.†	223,411	11,637,479
Medco Health Solutions, Inc.†	47,849	2,934,101

		14,571,580

Recreational Vehicles — 0.2%
Polaris Industries, Inc.#	15,368	1,117,100

Retail - Apparel/Shoe — 1.4%
American Eagle Outfitters, Inc.	173,344	2,860,176
Limited Brands, Inc.#	170,791	5,750,533
Lululemon Athletica, Inc.†#	2,066	110,779
Ross Stores, Inc.	18,783	1,218,641

		9,940,129

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc.	6,641	438,240

Retail - Building Products — 1.1%
Home Depot, Inc.	258,315	7,803,696

Retail - Discount — 2.8%
Costco Wholesale Corp.	111,252	7,521,748
Dollar Tree, Inc.†	26,085	1,433,371
Target Corp.	131,333	7,478,101
Wal-Mart Stores, Inc.	63,946	3,458,839

		19,892,059

Retail - Home Furnishings — 0.0%
Nitori Holdings Co., Ltd.(1)	3,700	325,670

Retail - Jewelry — 0.1%
The Swatch Group AG, Class B(1)	2,080	834,924

Retail - Mail Order — 0.5%
Williams-Sonoma, Inc.#	116,204	3,866,107

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	24,896	1,135,507

Retail - Misc./Diversified — 0.1%
Wesfarmers, Ltd.(1)	27,400	823,743

Retail - Office Supplies — 0.3%
OfficeMax, Inc.†#	108,926	1,861,545

Retail - Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†#	31,876	1,114,066

Security Description	Shares	Value (Note 2)

Retail - Pet Food & Supplies — 0.1%
PetSmart, Inc.	22,195	$840,303

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.†	62,750	3,540,355

Retail - Restaurants — 2.0%
Chipotle Mexican Grill, Inc.†#	13,313	3,441,277
McDonald’s Corp.	88,802	6,953,197
Panera Bread Co., Class A#	2,182	218,724
Starbucks Corp.	75,358	2,305,955
The Cheesecake Factory, Inc.#	33,768	1,076,186

		13,995,339

Schools — 0.1%
ITT Educational Services, Inc.†#	6,213	363,398

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	13,246	471,028
Atmel Corp.†	2,427	25,216
Cypress Semiconductor Corp.†	19,620	307,445
Linear Technology Corp.#	168,640	5,497,664
Marvell Technology Group, Ltd.†	38,354	739,849

		7,041,202

Semiconductor Equipment — 0.3%
ASML Holding NV	23,870	778,878
Teradyne, Inc.†#	93,300	1,106,538

		1,885,416

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(1)	26,737	1,413,642

Software Tools — 0.5%
VMware, Inc., Class A†#	44,508	3,628,292

Tobacco — 0.4%
Philip Morris International, Inc.	46,118	2,623,653

Transactional Software — 0.1%
VeriFone Systems, Inc.†	31,657	1,100,081

Transport - Equipment & Leasing — 0.1%
AMERCO†#	6,158	596,956

Transport - Rail — 0.8%
QR National, Ltd.†	123,640	331,825
Union Pacific Corp.	63,270	5,701,260

		6,033,085

Transport - Services — 1.9%
Expeditors International of Washington, Inc.	32,510	1,719,779
United Parcel Service, Inc., Class B	171,514	12,028,277

		13,748,056

Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	16,130	1,107,002
Mead Johnson Nutrition Co.	20,031	1,193,247

		2,300,249

Web Hosting/Design — 0.1%
Equinix, Inc.†#	7,470	579,672

Web Portals/ISP — 2.6%
Google, Inc., Class A†	32,790	18,221,731

Wireless Equipment — 2.8%
American Tower Corp., Class A†	35,834	1,812,126
Crown Castle International Corp.†	153,567	6,379,173
QUALCOMM, Inc.	250,143	11,691,684
RF Micro Devices, Inc.†#	12,931	90,646

		19,973,629

Total Common Stock
(cost $593,652,409)		704,220,234

95

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS — 0.0%
Industrial & Commercial Bank of China Expires 12/16/10†(3) (cost $0.00)	45,045	$14,792

Total Long-Term Investment Securities
(cost $593,652,410)		704,235,026

SHORT-TERM INVESTMENT SECURITIES — 10.1%
Collective Investment Pool — 9.2%
Securities Lending Quality Trust(2)	65,860,665	65,670,656

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co 0.01% due 12/01/10.	$6,283,000	6,283,000

Total Short-Term Investment Securities
(cost $72,143,665)		71,953,656

TOTAL INVESTMENTS
(cost $665,796,075)(4)	109.1%	776,188,682
Liabilities in excess of other assets	(9.1)	(64,577,341)

NET ASSETS	100.0%	$711,611,341

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $42,424,717 representing 6.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	Illiquid security, at November 30, 2010, the aggregate value of these securities was $575,991 representing 0.1% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	DKK 8,188,611	USD 1,469,020	12/30/2010	$42,880	$—

Currency Legend

DKK—Danish Krone

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$661,795,517	$42,424,717	#	$—	$704,220,234
Rights	14,792	—		—	14,792
Short-Term Investment Securities:
Collective Investment Pool	—	65,670,656		—	65,670,656
Time Deposits	—	6,283,000		—	6,283,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	42,880		—	42,880

Total	$661,810,309	$114,421,253		$—	$776,231,562

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $42,424,717 representing 6.0% of net assets; see Note 2.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	5.9%
Collective Investment Pool	5.8
Oil Companies — Integrated	4.3
Computers	4.0
Oil Companies — Exploration & Production	3.8
Medical — Drugs	3.6
Repurchase Agreements	3.1
Diversified Manufacturing Operations	3.0
Electronic Components — Semiconductors	2.7
Cosmetics & Toiletries	2.6
Retail — Discount	2.6
Multimedia	2.5
Retail — Apparel/Shoe	2.4
Banks — Super Regional	2.3
Aerospace/Defense	2.2
E-Commerce/Products	2.0
Beverages — Non-alcoholic	2.0
Applications Software	2.0
Aerospace/Defense — Equipment	2.0
Web Portals/ISP	1.8
Finance — Credit Card	1.8
Medical Products	1.8
Medical — Biomedical/Gene	1.7
Wireless Equipment	1.6
Networking Products	1.5
Machinery — Construction & Mining	1.5
Retail — Drug Store	1.5
Enterprise Software/Service	1.5
Medical — Generic Drugs	1.5
Telephone — Integrated	1.4
Computer Services	1.3
Oil — Field Services	1.3
Electric Products — Misc.	1.2
Medical — Wholesale Drug Distribution	1.2
Auto — Cars/Light Trucks	1.1
Food — Misc.	1.0
Commercial Services — Finance	1.0
Coal	1.0
Transport — Rail	0.9
Medical — HMO	0.8
Pharmacy Services	0.8
Retail — Building Products	0.8
Casino Hotels	0.7
Instruments — Scientific	0.7
Retail — Restaurants	0.7
Computers — Memory Devices	0.6
Insurance — Life/Health	0.6
Oil Field Machinery & Equipment	0.6
Cable/Satellite TV	0.6
Industrial Gases	0.6
Oil & Gas Drilling	0.5
Metal — Copper	0.5
Chemicals — Specialty	0.5
Investment Management/Advisor Services	0.5
Hotels/Motels	0.5
Banks — Fiduciary	0.5
Paper & Related Products	0.5
Steel — Specialty	0.5
Medical Instruments	0.5
Tobacco	0.5
Transport — Services	0.5
Semiconductor Equipment	0.4
Engines — Internal Combustion	0.4
Television	0.4
Agricultural Chemicals	0.4
Internet Content — Information/News	0.4
Steel — Producers	0.4
Electronic Measurement Instruments	0.4
Web Hosting/Design	0.4

Commercial Services	0.4
Telecom Equipment — Fiber Optics	0.4
Apparel Manufacturers	0.3
Retail — Regional Department Stores	0.3
Retail — Office Supplies	0.3
X-Ray Equipment	0.3
E-Commerce/Services	0.2
Finance — Investment Banker/Broker	0.2
Electronic Forms	0.1

105.1%

*	Calculated as a percentage of net assets.

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.2%
Aerospace/Defense — 2.2%
General Dynamics Corp.	9,075	$599,767
The Boeing Co.	19,761	1,260,159

		1,859,926

Aerospace/Defense - Equipment — 2.0%
United Technologies Corp.#	21,622	1,627,488

Agricultural Chemicals — 0.4%
Monsanto Co.	5,300	317,576

Apparel Manufacturers — 0.3%
Coach, Inc.#	4,200	237,468

Applications Software — 2.0%
Microsoft Corp.	55,070	1,388,315
Salesforce.com, Inc.†#	1,900	264,518

		1,652,833

Auto - Cars/Light Trucks — 1.1%
Ford Motor Co.†#	18,300	291,702
General Motors Co.†#	17,800	608,760

		900,462

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	15,548	419,641

Banks - Super Regional — 2.3%
US Bancorp	30,420	723,388
Wells Fargo & Co.	44,498	1,210,790

		1,934,178

Beverages - Non - alcoholic — 2.0%
PepsiCo, Inc.#	25,834	1,669,651

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	24,101	482,020

Casino Hotels — 0.7%
Las Vegas Sands Corp.†#	12,400	620,992

Chemicals - Specialty — 0.5%
Ashland, Inc.#	8,518	433,396

Coal — 1.0%
CONSOL Energy, Inc.#	10,411	436,846
Peabody Energy Corp.	6,000	352,860

		789,706

Commercial Services — 0.4%
Iron Mountain, Inc.#	13,600	302,056

Commercial Services - Finance — 1.0%
Visa, Inc., Class A#	11,200	827,120

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	5,000	324,900
International Business Machines Corp.	5,553	785,527

		1,110,427

Computers — 4.0%
Apple, Inc.†	8,500	2,644,775
Hewlett - Packard Co.	16,851	706,562

		3,351,337

Computers - Memory Devices — 0.6%
EMC Corp.†#	23,700	509,313

Cosmetics & Toiletries — 2.6%
Avon Products, Inc.#	17,000	485,520
Procter & Gamble Co.	27,585	1,684,616

		2,170,136

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 5.9%
Bank of America Corp.	57,105	$625,300
Citigroup, Inc.†	242,034	1,016,543
JPMorgan Chase & Co.	43,484	1,625,432
Morgan Stanley#	28,255	691,117
The Goldman Sachs Group, Inc.	6,207	969,161

		4,927,553

Diversified Manufacturing Operations — 3.0%
3M Co.	5,867	492,711
Danaher Corp.#	12,900	557,925
Eaton Corp.	4,111	396,300
General Electric Co.	55,291	875,257
Honeywell International, Inc.	3,800	188,898

		2,511,091

E - Commerce/Products — 2.0%
Amazon.com, Inc.†#	7,200	1,262,880
MercadoLibre, Inc.†#	6,600	419,892

		1,682,772

E - Commerce/Services — 0.2%
priceline.com, Inc.†	500	197,025

Electric Products - Misc. — 1.2%
AMETEK, Inc.#	9,400	556,198
Emerson Electric Co.#	8,300	457,081

		1,013,279

Electronic Components - Semiconductors — 2.7%
Avago Technologies, Ltd.†#	14,200	370,762
Broadcom Corp., Class A#	11,900	529,431
Cree, Inc.†#	3,700	241,166
Intel Corp.	51,314	1,083,752

		2,225,111

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,300	91,509

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	8,700	304,674

Engines - Internal Combustion — 0.4%
Cummins, Inc.	3,500	339,920

Enterprise Software/Service — 1.5%
Oracle Corp.	45,152	1,220,910

Finance - Credit Card — 1.8%
American Express Co.	23,075	997,302
Discover Financial Services	27,986	511,584

		1,508,886

Finance - Investment Banker/Broker — 0.2%
The Charles Schwab Corp.#	13,100	196,893

Food - Misc. — 1.0%
Kraft Foods, Inc., Class A	28,230	853,957

Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.#	7,600	431,984

Industrial Gases — 0.6%
Praxair, Inc.	5,096	469,087

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	11,300	574,718

Insurance - Life/Health — 0.6%
Lincoln National Corp.	21,283	508,238

Internet Content - Information/News — 0.4%
Baidu, Inc. ADR†	3,000	315,570

98

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	19,900	$432,626

Machinery - Construction & Mining — 1.5%
Caterpillar, Inc.#	9,500	803,700
Terex Corp.†#	17,900	434,612

		1,238,312

Medical Instruments — 0.5%
St. Jude Medical, Inc.†#	10,300	398,507

Medical Products — 1.8%
Covidien PLC	19,952	839,380
Johnson & Johnson#	9,945	612,115

		1,451,495

Medical - Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†#	3,500	267,575
Amgen, Inc.†	3,200	168,608
Celgene Corp.†	9,400	558,172
Gilead Sciences, Inc.†	11,300	412,450

		1,406,805

Medical - Drugs — 3.6%
Abbott Laboratories	16,001	744,207
Allergan, Inc.	5,900	390,993
Merck & Co., Inc.	23,796	820,248
Pfizer, Inc.	63,274	1,030,733

		2,986,181

Medical - Generic Drugs — 1.5%
Mylan, Inc.†#	47,100	921,511
Teva Pharmaceutical Industries, Ltd. ADR	5,800	290,232

		1,211,743

Medical - HMO — 0.8%
UnitedHealth Group, Inc.	18,062	659,624

Medical - Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	9,400	289,990
McKesson Corp.	10,464	668,650

		958,640

Metal - Copper — 0.5%
Freeport - McMoRan Copper & Gold, Inc.	4,300	435,676

Multimedia — 2.5%
Time Warner, Inc.	20,922	616,990
Viacom, Inc., Class B	27,879	1,054,662
Walt Disney Co.	11,739	428,591

		2,100,243

Networking Products — 1.5%
Cisco Systems, Inc.†	66,350	1,271,266

Oil & Gas Drilling — 0.5%
Noble Corp.	12,898	437,500

Oil Companies - Exploration & Production — 3.8%
Apache Corp.	6,980	751,327
Devon Energy Corp.	6,814	480,864
Occidental Petroleum Corp.	10,600	934,602
Southwestern Energy Co.†	27,268	987,102

		3,153,895

Oil Companies - Integrated — 4.3%
Chevron Corp.	12,922	1,046,294
ConocoPhillips	13,380	805,075
Exxon Mobil Corp.	18,300	1,272,948
Marathon Oil Corp.	13,725	459,376

		3,583,693

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	7,951	$487,317

Oil - Field Services — 1.3%
Schlumberger, Ltd.	14,100	1,090,494

Paper & Related Products — 0.5%
International Paper Co.	16,632	415,301

Pharmacy Services — 0.8%
Express Scripts, Inc.†#	12,626	657,688

Retail - Apparel/Shoe — 2.4%
Abercrombie & Fitch Co., Class A#	4,845	243,461
Gap, Inc.#	41,672	890,114
Guess?, Inc.#	5,100	240,975
Limited Brands, Inc.#	6,500	218,855
Urban Outfitters, Inc.†#	9,600	362,784

		1,956,189

Retail - Building Products — 0.8%
Lowe’s Cos., Inc.	28,602	649,265

Retail - Discount — 2.6%
Target Corp.	19,672	1,120,124
Wal - Mart Stores, Inc.	18,974	1,026,303

		2,146,427

Retail - Drug Store — 1.5%
CVS Caremark Corp.#	39,893	1,236,683

Retail - Office Supplies — 0.3%
Staples, Inc.#	10,100	222,301

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.#	9,100	233,688

Retail - Restaurants — 0.7%
McDonald’s Corp.	6,900	540,270

Semiconductor Equipment — 0.4%
ASML Holding NV	10,709	349,435

Steel - Producers — 0.4%
United States Steel Corp.#	6,301	306,292

Steel - Specialty — 0.5%
Allegheny Technologies, Inc.#	7,900	408,430

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	17,100	301,986

Telephone - Integrated — 1.4%
AT&T, Inc.	24,514	681,244
Verizon Communications, Inc.	14,513	464,561

		1,145,805

Television — 0.4%
CBS Corp., Class B	20,000	336,800

Tobacco — 0.5%
Philip Morris International, Inc.	6,978	396,978

Transport - Rail — 0.9%
Union Pacific Corp.	8,200	738,902

Transport - Services — 0.5%
FedEx Corp.#	4,200	382,704

Web Hosting/Design — 0.4%
Equinix, Inc.†#	3,900	302,640

Web Portals/ISP — 1.8%
Google, Inc., Class A†	2,400	1,333,704
Yahoo!, Inc.†#	12,600	198,702

		1,532,406

99

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 1.6%
American Tower Corp., Class A†#	6,800	$343,876
QUALCOMM, Inc.#	20,200	944,148

		1,288,024

X - Ray Equipment — 0.3%
Hologic, Inc.†#	13,300	218,120

Total Long-Term Investment Securities
(cost $75,434,045)		79,659,254

SHORT - TERM INVESTMENT SECURITIES — 5.8%
Collective Investment Pool — 5.8%
Securities Lending Quality Trust (cost $4,834,763)(1)(2)	4,834,763	4,820,815

REPURCHASE AGREEMENT — 3.1%
State Street Bank & Trust Co., Joint Repurchase Agreement(3) (cost $2,568,000)	$2,568,000	2,568,000

TOTAL INVESTMENTS
(cost $82,836,808)(4)	105.1%	87,048,069
Liabilities in excess of other assets	(5.1)	(4,221,186)

NET ASSETS —	100.0%	$82,826,883

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At November 30, 2010, the Fund had loaned securities with a total value of $4,720,226. This was secured by collateral of $4,834,763, which was received in cash and subsequently invested in short-term investments currently valued at $4,820,815 as reported in the portfolio of investments. The remaining collateral of $3,500 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.45% to 1.00%	07/08/11 to 11/28/11
Federal Home Loan Mtg. Corp.	1.00%	06/29/12
Federal National Mtg. Assoc.	zero coupon to 1.00%	07/11/11 to 07/27/12
United States Treasury Notes/Bonds	.88% to 3.88%	02/28/11 to 08/15/40

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Instituitions	$4,927,553	$—	$—	$4,927,553
Other Industries*	74,731,701	—	—	74,731,701
Short-Term Investment Securities:
Collective Investment Pool	—	4,820,815	—	4,820,815
Repurchase Agreement	—	2,568,000	—	2,568,000

Total	$79,659,254	$7,388,815	$—	$87,048,069

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2010 — (Unaudited)

Industry Allocation*

Medical-Biomedical/Gene	30.2%
Medical-Drugs	17.0
Medical Products	9.5
Medical-HMO	7.8
Therapeutics	4.8
Medical Instruments	4.8
Pharmacy Services	3.9
Medical-Hospitals	3.5
Medical-Generic Drugs	3.4
Medical-Wholesale Drug Distribution	3.2
Instruments-Scientific	1.6
Medical Labs & Testing Services	1.5
Medical Information Systems	1.3
Diagnostic Kits	1.1
Heart Monitors	1.1
Dialysis Centers	1.1
Dental Supplies & Equipment	1.0
Drug Delivery Systems	0.9
Agricultural Chemicals	0.8
Applications Software	0.7
Retail-Drug Store	0.6
Registered Investment Companies	0.6
Disposable Medical Products	0.5
Physicians Practice Management	0.4
Chemicals-Diversified	0.3
Patient Monitoring Equipment	0.2
E-Commerce/Products	0.2
Medical Laser Systems	0.2
Insurance-Life/Health	0.1
Consulting Services	0.1
Computer Software	0.1

102.5%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 101.9%
Agricultural Chemicals — 0.8%
Monsanto Co.	23,800	$1,426,096

Applications Software — 0.7%
Nuance Communications, Inc.†	65,900	1,164,782

Chemicals-Diversified — 0.3%
Bayer AG(1)	6,000	435,693

Computer Software — 0.1%
DynaVox, Inc., Class A†	23,174	91,306

Consulting Services — 0.1%
MAXIMUS, Inc.	2,300	139,610

Dental Supplies & Equipment — 1.0%
DENTSPLY International, Inc.	56,700	1,753,164

Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc.†	31,200	2,003,352

Dialysis Centers — 1.1%
DaVita, Inc.†	21,800	1,584,860
Fresenius Medical Care AG & Co. KGaA(1)	4,508	260,196

		1,845,056

Disposable Medical Products — 0.5%
C.R. Bard, Inc.	11,100	941,835

Drug Delivery Systems — 0.9%
Alkermes, Inc.†	157,900	1,654,792

E-Commerce/Products — 0.2%
Drugstore.com, Inc.†	188,100	323,532

Heart Monitors — 1.1%
HeartWare International, Inc.†	20,812	1,913,872

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.†	22,700	1,154,522
Waters Corp.†	21,000	1,614,270

		2,768,792

Insurance-Life/Health — 0.1%
Odontoprev SA	15,400	228,135

Medical Information Systems — 1.3%
Allscripts Healthcare Solutions, Inc.†	23,000	403,650
athenahealth, Inc.†	7,700	315,777
Cerner Corp.†	12,700	1,115,822
Computer Programs & Systems, Inc.	10,456	488,191

		2,323,440

Medical Instruments — 4.8%
Arthrocare Corp.†	26,500	802,420
Beckman Coulter, Inc.	300	16,413
Boston Scientific Corp.†	62,500	401,250
Bruker Corp.†	21,200	326,904
Conceptus, Inc.†	76,200	1,002,030
Edwards Lifesciences Corp.†	39,800	2,641,128
Intuitive Surgical, Inc.†	4,760	1,238,980
St. Jude Medical, Inc.†	42,100	1,628,849
Thoratec Corp.†	9,600	244,368

		8,302,342

Medical Labs & Testing Services — 1.5%
Covance, Inc.†	37,900	1,702,089
Fleury SA	36,700	488,021
Laboratory Corp. of America Holdings†	5,700	467,571

		2,657,681

Medical Laser Systems — 0.2%
LCA-Vision, Inc.†	53,600	277,648

Security Description	Shares	Value (Note 2)

Medical Products — 9.5%
Baxter International, Inc.	63,144	$3,065,641
China Medical System Holdings, Ltd.†(1)	303,200	222,660
Covidien PLC	65,800	2,768,206
EnteroMedics, Inc.†	33,650	57,205
Fresenius SE(1)	11,136	954,036
Henry Schein, Inc.†	42,900	2,463,747
Nobel Biocare Holding AG(1)	32,773	546,248
PSS World Medical, Inc.†	11,700	241,020
Sonova Holding AG(1)	1,516	189,255
Stryker Corp.	68,800	3,446,192
Wright Medical Group, Inc.†	67,600	891,644
Zimmer Holdings, Inc.†	35,100	1,729,026

		16,574,880

Medical-Biomedical/Gene — 30.2%
Acorda Therapeutics, Inc.†	34,675	913,686
Aegerion Pharmaceuticals, Inc.†	11,600	118,320
Alexion Pharmaceuticals, Inc.†	138,220	10,566,919
AMAG Pharmaceuticals, Inc.†	26,000	407,940
Amgen, Inc.†	59,575	3,139,007
Amylin Pharmaceuticals, Inc.†	38,900	498,503
Arqule, Inc.†	21,200	115,116
Basilea Pharmaceutica AG†(1)	1,848	120,684
Biocon, Ltd.(1)	23,900	204,003
BioCryst Pharmaceuticals, Inc.†	28,000	138,320
Biogen Idec, Inc.†	6,600	422,202
Celgene Corp.†	79,940	4,746,837
Cubist Pharmaceuticals, Inc.†	51,100	1,109,381
Dendreon Corp.†	25,200	900,648
Dyadic International, Inc.†	35,800	70,884
Exelixis, Inc.†	159,200	921,768
Genzyme Corp.†	5,800	413,076
Gilead Sciences, Inc.†	166,800	6,088,200
Halozyme Therapeutics, Inc.†	20,000	138,400
Human Genome Sciences, Inc.†	116,000	2,845,480
Illumina, Inc.†	60,600	3,643,272
Incyte Corp., Ltd.†	289,200	4,196,292
Intercell AG†(1)	12,122	259,657
InterMune, Inc.†	34,100	428,296
Lexicon Pharmaceuticals, Inc.†	59,200	80,512
Life Technologies Corp.†	16,808	837,122
Micromet, Inc.†	49,800	361,548
Momenta Pharmaceuticals, Inc.†	20,900	318,725
Newron Pharmaceuticals SpA†(1)	9,000	49,256
Pacific Biosciences of California, Inc.†(2)(3)	9,708	116,199
Regeneron Pharmaceuticals, Inc.†	55,500	1,599,510
Seattle Genetics, Inc.†	63,000	951,300
Sinovac Biotech, Ltd.†	48,300	234,255
The Medicines Co.†	220,600	2,907,508
Vertex Pharmaceuticals, Inc.†	75,594	2,504,429
Vical, Inc.†	114,800	225,008

		52,592,263

Medical-Drugs — 17.0%
Abbott Laboratories	1,800	83,718
Achillion Pharmaceuticals, Inc.†	39,400	112,684
Actelion, Ltd.†(1)	3,600	188,902
Allergan, Inc.	14,100	934,407
Anacor Pharmaceuticals, Inc.†	49,300	246,500
Array Biopharma, Inc.†	12,000	38,520
Auxilium Pharmaceuticals, Inc.†	14,400	272,592
Biovitrum AB†(1)	76,400	417,062
Cadence Pharmaceuticals, Inc.†	67,500	483,975
Cardiome Pharma Corp.†	58,400	282,072
Cephalon, Inc.†	53,100	3,371,319

102

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)
Chugai Pharmaceutical Co., Ltd.(1)	60,700	$1,095,981
Daiichi Sankyo Co., Ltd.(1)	14,700	317,109
Dr. Reddy’s Laboratories, Ltd. ADR	11,600	452,168
Elan Corp. PLC ADR†	185,900	957,385
Eli Lilly & Co.	100	3,366
Eurand NV†	24,884	272,978
Forest Laboratories, Inc.†	2,900	92,481
Genomma Lab Internacional SA de CV†	95,000	222,119
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	3,996	185,941
GlaxoSmithKline PLC(1)	20,600	390,105
Hikma Pharmaceuticals PLC(1)	31,600	374,923
Idenix Pharmaceuticals, Inc.†	196,200	747,522
Infinity Pharmaceuticals, Inc.†	35,850	225,497
Ironwood Pharmaceuticals, Inc.†	7,700	82,313
Lijun International Pharmaceutical Holding, Ltd.(1)	190,000	63,484
MAP Pharmaceuticals, Inc.†	30,600	439,722
Merck & Co., Inc.	144,004	4,963,818
Novo Nordisk A/S, Class B(1)	7,346	727,876
Optimer Pharmaceuticals, Inc.†	21,000	198,870
Orexigen Therapeutics, Inc.†	23,100	120,351
Pfizer, Inc.	50,966	830,236
Pharmasset, Inc.†	30,000	1,299,600
Poniard Pharmaceuticals, Inc.†	96,100	34,884
Rigel Pharmaceuticals, Inc.†	19,800	158,004
Roche Holding AG(1)	13,169	1,807,376
Salix Pharmaceuticals, Ltd.†	22,400	1,000,160
Shire PLC(1)	26,700	624,851
Shire PLC ADR	11,832	832,263
Sun Pharmaceuticals Industries, Ltd.(1)	23,000	227,124
Targacept, Inc.†	4,100	86,920
UCB SA	13,749	446,886
Valeant Pharmaceuticals International, Inc.	131,233	3,394,998
Vectura Group PLC†(1)	138,600	148,488
XenoPort, Inc.†	43,600	337,900

		29,595,450

Medical-Generic Drugs — 3.4%
Par Pharmaceutical Cos., Inc.†	3,800	136,534
Sawai Pharmaceutical Co., Ltd.(1)	13,500	1,151,575
Simcere Pharmaceutical Group ADR†	37,400	466,752
Teva Pharmaceutical Industries, Ltd. ADR	64,335	3,219,323
Towa Pharmaceutical Co., Ltd.(1)	16,100	899,330

		5,873,514

Medical-HMO — 7.8%
AMERIGROUP Corp.†	62,200	2,676,466
Amil Participacoes SA	9,500	92,806
Centene Corp.†	82,500	1,918,125
CIGNA Corp.	37,500	1,380,375
Healthspring, Inc.†	16,800	450,744
Triple-S Management Corp., Class B†	34,757	667,682
UnitedHealth Group, Inc.	66,300	2,421,276
WellCare Health Plans, Inc.†	38,200	1,075,330
WellPoint, Inc.†	51,200	2,853,888

		13,536,692

Medical-Hospitals — 3.5%
Bangkok Dusit Medical Services PCL(4)	563,700	713,249
Community Health Systems, Inc.†	56,200	1,790,532
Health Management Associates, Inc., Class A†	114,900	1,023,759
Select Medical Holdings Corp.†	500	3,095
Tenet Healthcare Corp.†	168,500	687,480
Universal Health Services, Inc., Class B	45,900	1,887,408

		6,105,523

Security Description	Shares	Value (Note 2)

Medical-Wholesale Drug Distribution — 3.2%
A&D Pharma Holding NV GDR	56,700	$426,877
AmerisourceBergen Corp.	44,000	1,357,400
McKesson Corp.	47,000	3,003,300
Profarma Distribuidora de Produtos Farmaceuticos SA	71,700	616,806
Sinopharm Group Co., Ltd.(1)	56,800	207,158

		5,611,541

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd. ADR	14,800	388,500

Pharmacy Services — 3.9%
Catalyst Health Solutions, Inc.†	31,314	1,343,997
Express Scripts, Inc.†	55,000	2,864,950
SXC Health Solutions Corp.†	67,400	2,584,790

		6,793,737

Physicians Practice Management — 0.4%
Healthways, Inc.†	12,453	120,171
Mednax, Inc.†	9,600	587,520

		707,691

Retail-Drug Store — 0.6%
CVS Caremark Corp.	35,549	1,102,019

Therapeutics — 4.8%
Alexza Pharmaceuticals, Inc.†	43,600	39,401
Allos Therapeutics, Inc.†	49,300	200,158
AVANIR Pharmaceuticals Inc., Class A†	389,100	1,665,348
BioMarin Pharmaceutical, Inc.†	117,400	3,179,193
Neurocrine Biosciences, Inc.†	91,335	664,919
Onyx Pharmaceuticals, Inc.†	27,200	801,040
Pharmacyclics, Inc.†	88,400	479,128
Theravance, Inc.†	51,700	1,291,466
Transition Therapeutics, Inc.†	4,522	11,321
Warner Chilcott PLC, Class A	4,000	76,040

		8,408,014

Total Common Stock
(cost $162,787,115)		177,540,952

WARRANTS† — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $1.38)(2)(3)(5)	82,200	$0

Medical-Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(5)	13,050	7,253
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	22,045
Poniard Pharmacueticals, Inc. Expires 04/26/11 (Strike price $4.62)(2)(3)	61,566	0
Poniard Pharmacueticals, Inc. Expires 02/01/11 (Strike price $4.62)(2)(3)	5,994	0

		29,298

Therapeutics — 0.0%
Favrille, Inc. Expires 03/07/11 (Strike price $5.25)(2)(3)	15,435	0

Total Warrants
(cost $15,021)		29,298

Total Long-Term Investment Securities
(cost $162,802,136)		177,570,250

103

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
T. Rowe Price Reserve Investment Fund (cost $997,237)	997,237	997,237

TOTAL INVESTMENTS
(cost $163,799,373)(6)	102.5%	178,567,487
Liabilities in excess of other assets	(2.5)	(4,375,659)

NET ASSETS	100.0%	$174,191,828

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $12,068,972 representing 6.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $145,497 representing 0.10% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Health Sciences Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharma ceuticals, Inc. Expires 10/05/16 Strike Price $2.77 (Warrant)	10/5/2009	13,050	$1,631	$7,253	$0.56	0.00%
Cadence Pharma ceuticals, Inc. Expires 02/18/14 Strike Price $7.84 (Warrant)	2/18/2009	9,484	1,186	22,045	2.32	0.01%
Entero Medics, Inc. Expires 02/23/13 Strike Price $1.38 (Warrant)	2/23/2009	82,200	10,275	0	0.00	0.00%
Favrille, Inc. Expires 03/07/11 Strike Price $5.25 (Warrant)	3/10/2006	15,435	1,929	0	0.00	0.00%
Pacific Bio sciences of California, Inc., (Common Stock)	7/11/2008	9,708	135,905	116,199	11.97	0.07%
Poniard Pharma ceuticals, Inc. Expires 02/01/11 Strike Price $4.62 (Warrant)	2/1/2006	5,994	0	0	0.00	0.00%
Expires 04/26/11 Strike Price $4.62 (Warrant)	4/26/2006	61,566	0	0	0.00	0.00%

				$145,497		0.08%

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depository Receipt
GDR—Global	Depository Receipt

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Open call option contracts written at November 30, 2010 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. Of Contracts	Premiums Received	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Acorda Therapeutics, Inc.	Jan-11	$35.00	21	$4,662	$840	$3,822
Acorda Therapeutics, Inc.	Jan-11	40.00	21	2,667	525	2,142
Acorda Therapeutics, Inc.	Jan-11	50.00	39	8,853	975	7,878
Allergan, Inc.	Apr-11	80.00	19	4,055	1,235	2,820
Allergan, Inc.	Jan-12	80.00	19	6,973	5,415	1,558
Celgene Corp.	Jan-11	70.00	96	30,660	2,016	28,644
Celgene Corp.	Jan-11	75.00	59	12,827	531	12,296
Celgene Corp.	Jan-12	75.00	77	20,944	21,098	(154)
Cephalon, Inc.	Jan-11	65.00	19	5,263	4,085	1,178
Cephalon, Inc.	Jan-11	75.00	77	13,051	1,540	11,511
Community Health Systems, Inc.	Jan-11	40.00	77	9,394	1,155	8,239
CVS Caremark Corp.	Jan-11	40.00	20	2,564	60	2,504
DaVita, Inc.	Jan-11	65.00	19	5,073	16,530	(11,457)
Dendreon Corp.	Jan-11	60.00	39	18,837	429	18,408
Dendreon Corp.	Jan-11	65.00	18	9,351	180	9,171
Express Scripts, Inc.	Jan-11	55.00	58	6,496	6,264	232
Express Scripts, Inc.	Jan-11	60.00	18	4,619	414	4,205
Gilead Sciences, Inc.	Jan-11	40.00	58	7,076	2,378	4,698
Gilead Sciences, Inc.	Jan-11	50.00	40	14,880	240	14,640
Gilead Sciences, Inc.	Jan-11	55.00	80	21,759	240	21,519
Human Genome Sciences, Inc.	Apr-11	31.00	159	27,157	27,825	(668)
InterMune, Inc.	Jan-11	60.00	56	33,431	280	33,151
Intuitive Surgical, Inc.	Jan-11	380.00	6	11,398	450	10,948
Intuitive Surgical, Inc.	Jan-11	400.00	8	19,176	280	18,896
Mindray Medical International, Ltd. ADR	Jan-11	30.00	95	15,390	4,750	10,640
Momenta Pharmaceuticals, Inc.	Jan-11	30.00	19	7,163	475	6,688
Pfizer, Inc.	Jan-11	20.00	121	11,737	242	11,495
St. Jude Medical, Inc.	Jan-11	45.00	80	19,905	1,200	18,705
Stryker Corp.	Jan-11	50.00	77	13,137	15,400	(2,263)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	57.50	13	1,313	169	1,144
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	3,731	65	3,666
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	70.00	59	13,579	177	13,402
WellPoint, Inc.	Jan-11	90.00	16	3,472	128	3,344

			1,596	$390,593	$117,591	$273,002

Open put option contracts written at November 30, 2010 for the Health Sciences Fund were as follows:
Abbott Laboratories	Jan-11	55.00	19	11,628	17,290	(5,662)
Acorda Therapeutics, Inc.	Jan-11	25.00	22	13,830	3,300	10,530
Acorda Therapeutics, Inc.	Jan-11	30.00	3	1,894	1,350	544
Acorda Therapeutics, Inc.	Jan-11	35.00	47	32,878	43,240	(10,362)
Acorda Therapeutics, Inc.	Jan-11	40.00	39	30,991	60,450	(29,459)
Alexion Pharmaceuticals, Inc.	Jan-11	45.00	8	6,004	360	5,644
Alexion Pharmaceuticals, Inc.	Jan-11	50.00	5	4,135	275	3,860
Alexion Pharmaceuticals, Inc.	Jan-11	60.00	73	71,861	2,555	69,306
Alexion Pharmaceuticals, Inc.	May-11	60.00	39	25,224	7,020	18,204
Alexion Pharmaceuticals, Inc.	May-11	70.00	15	12,737	7,200	5,537
Alexion Pharmaceuticals, Inc.	May-11	75.00	27	25,774	16,470	9,304
Allergan, Inc.	Jan-11	60.00	44	48,267	4,180	44,087
Allergan, Inc.	Jan-11	65.00	6	5,562	1,440	4,122
AMAG Pharmaceuticals, Inc.	Jan-11	40.00	1	707	2,450	(1,743)
AMAG Pharmaceuticals, Inc.	Jan-11	45.00	12	14,590	35,760	(21,170)
AMAG Pharmaceuticals, Inc.	Jan-11	50.00	21	26,610	73,080	(46,470)
AMAG Pharmaceuticals, Inc.	Jan-12	20.00	30	12,817	20,400	(7,583)
AMERIGROUP Corp.	Mar-11	50.00	38	32,185	33,060	(875)
AmerisourceBergen Corp.	Jan-11	35.00	46	30,602	23,000	7,602
Amgen, Inc.	Jan-11	55.00	19	11,763	7,600	4,163
Amgen, Inc.	Jan-11	57.50	7	5,494	4,095	1,399
Amgen, Inc.	Jan-11	60.00	15	13,090	11,925	1,165
Amylin Pharmaceuticals, Inc.	Jan-11	15.00	38	15,845	9,348	6,497
Amylin Pharmaceuticals, Inc.	Jan-11	20.00	36	22,641	26,100	(3,459)
Amylin Pharmaceuticals, Inc.	Jan-12	25.00	21	14,381	27,615	(13,234)
Auxilium Pharmaceuticals, Inc.	Jan-11	30.00	8	5,660	9,200	(3,540)
Baxter International, Inc.	Jan-11	50.00	50	24,650	13,650	11,000
Baxter International, Inc.	Jan-11	55.00	30	24,270	21,000	3,270
BioCryst Pharmaceuticals, Inc.	Jan-11	12.50	40	24,036	32,200	(8,164)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Open put option contracts written at November 30, 2010 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. Of Contracts	Premiums Received	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Biogen Idec, Inc.	Jan-11	$50.00	22	$15,750	$440	$15,310
Biogen Idec, Inc.	Jan-11	55.00	15	11,055	825	10,230
Biogen Idec, Inc.	Jan-11	60.00	6	5,562	840	4,722
Boston Scientific Corp.	Jan-11	12.50	27	9,682	17,820	(8,138)
Cardinal Health, Inc.	Jan-11	40.00	23	20,447	11,270	9,177
Celgene Corp.	Jan-11	55.00	3	2,691	360	2,331
Celgene Corp.	Jan-11	60.00	20	26,579	6,100	20,479
Celgene Corp.	Jan-11	65.00	19	26,470	12,255	14,215
Celgene Corp.	Jan-11	70.00	52	80,003	56,940	23,063
Cephalon, Inc.	Jan-11	55.00	8	5,816	360	5,456
Cephalon, Inc.	Jan-11	65.00	38	22,012	13,300	8,712
Cerner Corp.	Jan-11	75.00	62	76,695	3,720	72,975
Cerner Corp.	Jan-11	80.00	41	69,781	4,715	65,066
Cerner Corp.	Jan-11	90.00	41	56,207	18,860	37,347
Cerner Corp.	Jan-11	95.00	30	53,179	25,500	27,679
Cerner Corp.	Jan-11	100.00	40	85,211	53,200	32,011
CIGNA Corp.	Jan-11	40.00	77	58,623	29,645	28,978
Cubist Pharmaceuticals, Inc.	Jan-11	17.50	41	12,491	1,025	11,466
Cubist Pharmaceuticals, Inc.	Jan-12	25.00	1	497	610	(113)
CVS Caremark Corp.	Jan-11	30.00	8	3,496	680	2,816
CVS Caremark Corp.	Jan-11	35.00	8	5,896	3,400	2,496
CVS Caremark Corp.	Jan-11	40.00	47	43,080	52,640	(9,560)
DaVita, Inc.	Apr-11	65.00	23	14,542	4,140	10,402
DaVita, Inc.	Jan-11	65.00	58	38,070	3,480	34,590
DaVita, Inc.	Jan-11	70.00	8	7,656	1,200	6,456
Dendreon Corp.	Jan-11	25.00	19	15,143	494	14,649
Dendreon Corp.	Jan-11	50.00	34	29,265	49,980	(20,715)
Dendreon Corp.	Jan-11	55.00	38	44,555	74,670	(30,115)
Dendreon Corp.	Jan-11	60.00	66	87,347	162,360	(75,013)
Dendreon Corp.	Jan-12	60.00	27	47,665	73,575	(25,910)
Edwards Lifesciences Corp.	Feb-11	60.00	45	36,123	6,975	29,148
Edwards Lifesciences Corp.	Feb-11	65.00	31	29,771	9,920	19,851
Elan Corp. PLC ADR	Jan-11	10.00	64	22,630	32,640	(10,010)
Eli Lilly & Co.	Jan-11	40.00	46	34,724	29,440	5,284
Express Scripts, Inc.	Jan-11	40.00	40	29,645	720	28,925
Express Scripts, Inc.	Jan-11	42.50	16	10,581	416	10,165
Express Scripts, Inc.	Jan-11	45.00	24	15,700	1,056	14,644
Express Scripts, Inc.	Jan-11	47.50	40	31,015	3,080	27,935
Express Scripts, Inc.	Jan-11	50.00	28	17,203	3,892	13,311
Express Scripts, Inc.	Jan-11	52.50	50	35,480	12,200	23,280
Express Scripts, Inc.	Jan-11	55.00	89	65,168	35,600	29,568
Forest Laboratories, Inc.	Jan-11	35.00	167	106,618	61,790	44,828
Genzyme Corp.	Jan-11	75.00	27	20,333	14,175	6,158
Genzyme Corp.	Apr-11	75.00	19	11,723	12,445	(722)
Gilead Sciences, Inc.	Jan-11	35.00	19	8,911	1,748	7,163
Gilead Sciences, Inc.	Jan-11	40.00	8	4,184	3,120	1,064
Gilead Sciences, Inc.	Jan-11	45.00	23	16,641	19,665	(3,024)
Gilead Sciences, Inc.	May-11	44.00	34	18,759	27,880	(9,121)
Henry Schein, Inc.	Apr-11	55.00	19	5,956	5,605	351
Henry Schein, Inc.	Apr-11	60.00	21	10,317	11,130	(813)
Human Genome Sciences, Inc.	Jan-11	20.00	19	19,895	1,900	17,995
Humana, Inc.	Jan-12	60.00	115	136,405	112,700	23,705
Illumina, Inc.	Jan-11	35.00	40	35,879	600	35,279
Illumina, Inc.	Jan-11	45.00	40	40,069	400	39,669
Illumina, Inc.	Jan-11	50.00	10	10,910	300	10,610
Illumina, Inc.	Mar-11	50.00	58	41,030	8,700	32,330
Illumina, Inc.	Jan-12	60.00	27	29,359	25,380	3,979
InterMune, Inc.	Jan-11	45.00	26	32,321	84,890	(52,569)
InterMune, Inc.	Jan-11	50.00	29	43,024	109,330	(66,306)
InterMune, Inc.	Apr-11	15.00	88	59,534	54,560	4,974
Intuitive Surgical, Inc.	Jan-11	320.00	8	31,935	49,760	(17,825)
Intuitive Surgical, Inc.	Jan-11	370.00	4	23,588	44,240	(20,652)
Intuitive Surgical, Inc.	Jan-11	310.00	4	16,588	21,160	(4,572)
Intuitive Surgical, Inc.	Jan-12	260.00	4	19,473	18,320	1,153
Johnson & Johnson	Jan-11	65.00	84	102,225	31,080	71,145
Johnson & Johnson	Jan-11	70.00	46	68,197	39,100	29,097
King Pharmaceuticals, Inc.	Jan-11	15.00	16	6,512	1,600	4,912

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Open put option contracts written at November 30, 2010 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. Of Contracts	Premiums Received	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Laboratory Corp. of America Holdings	May-11	$85.00	19	$13,022	$12,540	$482
Life Technologies Corp.	Jan-12	50.00	15	14,725	10,350	4,375
McKesson Corp.	Jan-11	80.00	14	16,400	25,200	(8,800)
McKesson Corp.	Jan-12	80.00	37	62,508	68,080	(5,572)
Medco Health Solutions, Inc.	Jan-11	60.00	20	16,480	4,100	12,380
Medtronic, Inc.	Jan-12	35.00	40	25,680	22,200	3,480
Momenta Pharmaceuticals, Inc.	Jan-11	17.50	17	8,999	5,610	3,389
Momenta Pharmaceuticals, Inc.	Jan-11	25.00	41	25,025	43,050	(18,025)
Monsanto Co.	Jan-11	55.00	22	21,934	3,718	18,216
Monsanto Co.	Jan-11	60.00	48	52,515	17,520	34,995
Monsanto Co.	Jan-11	65.00	55	58,940	37,400	21,540
Monsanto Co.	Apr-11	60.00	33	34,584	19,470	15,114
Monsanto Co.	Jan-12	62.50	48	63,757	55,200	8,557
Monsanto Co.	Jan-12	65.00	37	44,489	48,285	(3,796)
Monsanto Co.	Jan-12	70.00	40	55,271	65,600	(10,329)
Mylan, Inc.	Jan-12	22.50	1	467	445	22
Nuance Communications, Inc.	Jan-11	20.00	40	24,879	15,600	9,279
Onyx Pharmaceuticals, Inc.	Jan-11	30.00	48	35,855	11,520	24,335
Pfizer, Inc.	Jan-11	20.00	329	154,859	123,375	31,484
Pfizer, Inc.	Jan-11	22.50	343	181,969	214,375	(32,406)
Pfizer, Inc.	Jan-11	25.00	335	264,119	293,125	(29,006)
Pharmasset, Inc.	May-11	35.00	6	4,182	1,500	2,682
Quest Diagnostics, Inc.	Jan-11	55.00	21	16,832	13,020	3,812
Quest Diagnostics, Inc.	Jan-11	60.00	24	15,968	26,400	(10,432)
Salix Pharmaceuticals, Ltd.	Jan-11	35.00	15	19,455	825	18,630
Salix Pharmaceuticals, Ltd.	Jan-11	50.00	46	49,078	32,200	16,878
Sanofi Aventis ADR	Mar-11	35.00	39	22,113	19,890	2,223
Savient Pharmaceuticals, Inc.	Jan-11	15.00	39	20,167	14,235	5,932
St. Jude Medical, Inc.	Jan-11	35.00	41	22,291	1,845	20,446
St. Jude Medical, Inc.	Jan-11	40.00	58	25,735	13,340	12,395
Stryker Corp.	Jan-11	50.00	8	4,856	1,640	3,216
Stryker Corp.	Jan-11	55.00	8	5,256	4,400	856
Stryker Corp.	Jan-11	65.00	76	67,279	129,960	(62,681)
SXC Health Solutions Corp.	Jan-11	37.50	16	10,060	2,960	7,100
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	9	8,073	13,590	(5,517)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	70.00	1	1,047	2,200	(1,153)
The Medicines Co.	Apr-11	18.00	74	32,928	40,700	(7,772)
The Medicines Co.	Jan-11	12.50	38	10,102	2,850	7,252
Thermo Fisher Scientific, Inc.	Mar-11	50.00	31	20,038	8,525	11,513
UnitedHealth Group, Inc.	Jan-11	35.00	38	29,905	4,370	25,535
UnitedHealth Group, Inc.	Jan-12	35.00	42	36,183	18,480	17,703
UnitedHealth Group, Inc.	Jan-12	40.00	22	19,096	15,840	3,256
Universal Health Services, Inc., Class B	Jan-11	40.00	21	13,547	3,360	10,187
Valeant Pharmaceuticals International, Inc.	Jan-11	60.00	97	97,187	7,275	89,912
Valeant Pharmaceuticals International, Inc.	Jan-12	65.00	23	26,262	12,650	13,612
Vertex Pharmaceuticals, Inc.	Jan-11	40.00	13	14,911	9,750	5,161
Vertex Pharmaceuticals, Inc.	Jan-11	45.00	20	27,312	24,800	2,512
Walgreen Co.	Jan-11	45.00	59	53,954	61,655	(7,701)
Walgreen Co.	Jan-11	50.00	20	26,789	30,700	(3,911)
Warner Chilcott PLC, Class A	Apr-11	25.00	60	28,320	37,800	(9,480)
Waters Corp.	Feb-11	65.00	12	9,204	1,020	8,184
WellCare Health Plans, Inc.	Jan-11	35.00	40	41,079	30,000	11,079
WellPoint, Inc.	Jan-11	55.00	31	18,926	7,502	11,424
WellPoint, Inc.	Jan-11	60.00	15	15,023	8,175	6,848
Zimmer Holdings, Inc.	Jan-11	60.00	50	34,770	64,000	(29,230)
Zimmer Holdings, Inc.	Jun-11	50.00	19	10,025	8,550	1,475

			5,803	$4,828,448	$3,870,304	$958,144

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$14,662,681	$1,912,199	#	$—	$16,574,880
Medical - Biomedical/Gene	51,842,464	749,799	#	—	52,592,263
Medical - Drugs	23,026,228	6,569,222	#	—	29,595,450
Medical - HMO	13,536,692	—		—	13,536,692
Other Industries*	61,574,466	3,667,201	#	—	65,241,667
Warrants	—	22,045		7,254	29,298
Short-Term Investment Securities:
Registered Investment Companies	—	997,237		—	997,237
Other Financial Instruments:@
Call Option Contracts Written - Appreciation	287,544	—		—	287,544
Put Option Contracts Written - Appreciation	1,710,854	—		—	1,710,854

Total	$166,640,929	$13,917,703		$7,254	$180,565,885

LIABILITIES:
Other Financial Instruments:@
Call Option Contracts Written - Depreciation	14,542	—		—	14,542
Put Option Contracts Written - Depreciation	752,710				752,710

Total	$767,252	$—		$—	$767,252

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $12,068,972 representing 6.9% of net assets; see Note 2.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Warrants
Balance as of 5/31/2010	$135,905	$28,566
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	—	(21,312)
Net purchases (sales)	(135,905)	—
Transfers in and/or out of Level 3	—	—

Balance as of 11/30/2010	$—	$7,254

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Convertible Preferred Stock	Warrants
$ —	$7,254

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2010 — (Unaudited)

Industry Allocation*
United States Treasury Bonds	41.1%
United States Treasury Notes	13.8
Sovereign	8.6
Banks-Commercial	7.9
Diversified Banking Institutions	6.8
Banks-Super Regional	4.5
Insurance-Life/Health	4.1
Finance-Investment Banker/Broker	3.3
Insurance-Multi-line	2.6
Special Purpose Entities	2.2
Diversified Financial Services	1.0
Time Deposits	0.6
Gold Mining	0.5
Banks-Fiduciary	0.4
Finance-Consumer Loans	0.4
Telephone-Integrated	0.4
Electric-Integrated	0.4
Oil Refining & Marketing	0.4
Paper & Related Products	0.2
Oil & Gas Drilling	0.1
Oil Companies-Exploration & Production	0.1
Oil Companies-Integrated	0.1

99.5%

Credit Quality†#
Government — Treasury	61.9%
AAA	8.1
AA	12.5
A	9.7
BBB	4.0
BB	1.7
Not Rated@	2.1

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 29.8%
Banks-Commercial — 5.3%
BNP Paribas LLC FRS Bank Guar. Notes 1.85% due 04/03/17	$674,000	$660,520
BNP Paribas US FRS Bank Guar. Notes 2.62% due 03/23/12(2)(3)	3,000,000	3,022,500
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	3,000,000	2,703,237
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.79% due 04/01/13	1,206,000	1,191,036
National City Bank FRS Sub. Notes 0.66% due 06/07/17	1,000,000	899,968
Regions Financial Corp. Senior Notes 4.88% due 04/26/13	1,000,000	935,000
State Street Bank & Trust Co. FRS Sub. Notes 0.49% due 12/08/15	2,400,000	2,318,362
SunTrust Bank FRS Sub. Notes 0.59% due 04/01/15	2,000,000	1,848,476

		13,579,099

Banks-Fiduciary — 0.4%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.29% due 06/01/77	1,500,000	1,115,938

Banks-Money Center — 0.0%
RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(1)	50,000	32,750

Banks-Super Regional — 4.4%
Bank of America NA FRS Sub. Notes 0.59% due 06/15/17	2,000,000	1,727,072
Fifth Third Capital Trust IV FRS Bank Guar. Notes 6.50% due 04/15/67	1,000,000	930,000
PNC Capital Trust C FRS Bonds 0.87% due 06/01/28	1,000,000	767,054
PNC Funding Corp. FRS Bank Guar. Notes 0.49% due 01/31/14	500,000	492,077
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(1)	1,000,000	780,000
Wachovia Corp. FRS Senior Notes 0.45% due 03/01/12	800,000	798,612
Wachovia Corp. FRS Senior Notes 0.56% due 06/15/17	1,000,000	919,038
Wachovia Corp. FRS Sub. Notes 0.63% due 10/28/15	3,000,000	2,825,685
Wells Fargo Bank FRS NA Sub. Notes 0.49% due 05/16/16	2,000,000	1,846,936

		11,086,474

Security Description	Principal Amount(6)	Value (Note 2)

Diversified Banking Institutions — 5.3%
Citigroup, Inc. FRS Senior Notes 0.57% due 11/05/14	$1,475,000	$1,387,481
JP Morgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	496,000	358,049
JPMorgan Chase & Co. FRS Senior Notes 5.00% due 04/28/20	2,000,000	2,050,000
Morgan Stanley FRS Senior Notes 0.77% due 10/15/15	2,000,000	1,871,520
Morgan Stanley FRS Senior Notes 2.79% due 05/14/13	1,000,000	1,031,827
Morgan Stanley FRS Senior Notes 3.15% due 06/01/11	150,000	149,882
Morgan Stanley FRS Senior Notes 3.49% due 11/01/13	1,150,000	1,179,486
The Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13(2)(3)	5,000,000	4,938,000
The Goldman Sachs Group, Inc. FRS Senior Notes 0.69% due 07/22/15	500,000	475,294

		13,441,539

Diversified Financial Services — 1.0%
General Electric Capital Corp. FRS Senior Notes 0.41% due 06/12/12	1,500,000	1,475,662
General Electric Capital Corp. FRS Senior Notes 0.42% due 03/20/14	1,000,000	970,691

		2,446,353

Electric-Integrated — 0.4%
WPS Resources Corp. FRS Jr. Sub. Notes 6.11% due 12/01/66	1,000,000	970,000

Finance-Investment Banker/Broker — 3.3%
Citigroup Funding, Inc. FRS Company Guar. Notes 1.72% due 05/28/13	5,000,000	4,870,000
Citigroup Funding, Inc. FRS Company Guar. Notes 5.00% due 03/30/20(2)(3)	3,000,000	3,099,000
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 04/14/11(4)(5)	400,000	86,000
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 06/10/14(4)(5)	578,000	124,270
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 11/01/14(4)(5)	1,000,000	205,000

		8,384,270

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 4.1%
John Hancock Life Insurance Co. FRS Company Guar. Notes 2.87% due 08/15/11	$1,000,000	$994,210
Pacific Life Global Funding FRS Bonds 3.33% due 02/06/16*	300,000	296,514
Principal Life Income Funding Trusts FRS Senior Sec. Notes 2.55% due 03/01/12	4,390,000	4,447,904
Principal Life Income Funding Trusts FRS Senior Sec. Notes 2.96% due 07/15/11	2,464,000	2,469,002
Protective Life Secured Trusts FRS Senior Sec. Notes 2.65% due 09/10/11	170,000	168,921
Prudential Financial, Inc. FRS Senior Notes 3.89% due 05/23/18	2,000,000	2,033,000

		10,409,551

Insurance-Multi-line — 2.6%
ING Capital Funding Trust III FRS Company Guar. Notes 8.44% due 03/31/11(1)	1,000,000	910,000
Monumental Global Funding III FRS Senior Sec. Notes 3.33% due 05/22/18*	5,000,000	5,636,387

		6,546,387

Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	275,000	291,500

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.63% due 02/01/21	250,000	247,425

Oil Refining & Marketing — 0.4%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	1,000,000	950,857

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	500,000	494,691

Special Purpose Entities — 2.2%
BankBoston Capital Trust III FRS Company Guar. Notes 1.04% due 06/15/27	1,000,000	703,613
Genworth Global Funding Trusts FRS Sec. Notes 0.43% due 05/15/12	1,000,000	978,751
Glen Meadow Pass-Through Trust FRS Pass Thru Certs 6.51% due 02/12/67*	2,000,000	1,685,000
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,000,000	932,833
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(1)	500,000	346,250
Strats-Daimler Chrysler FRS Bonds 3.14% due 11/15/13*	1,000,000	1,020,000

		5,666,447

Total U.S. CORPORATE BONDS & NOTES
(cost $75,813,958)		75,663,281

Security Description	Principal Amount(6)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 4.7%
Banks-Commercial — 2.6%
Barclays Bank PLC FRS Senior Notes 2.65% due 02/25/13		$3,000,000	$3,047,100
Barclays Bank PLC FRS Senior Notes 4.50% due 03/10/17		2,000,000	1,973,400
Barclays Bank PLC FRS Sub. Notes 8.55% due 06/15/11* (1)		1,000,000	995,000
Den Norske Creditbank FRS Jr. Sub. Notes 0.56% due 05/31/11 (1)		1,000,000	582,550

			6,598,050

Diversified Banking Institutions — 1.1%
Natixis FRS Sub. Notes 0.54% due 01/15/19		1,000,000	851,583
UBS AG FRS Notes 4.50% due 04/09/20(2) (3)		2,000,000	1,912,000

			2,763,583

Gold Mining — 0.5%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		1,450,000	1,406,889

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		160,000	160,957

Telephone-Integrated — 0.4%
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13		1,000,000	982,181

Total Foreign Corporate Bonds & Notes
(cost $12,099,672)			11,911,660

FOREIGN GOVERNMENT AGENCIES — 8.6%
Sovereign — 8.6%
Government of Australia Bonds 2.50% due 09/20/30	AUD	1,250,000	1,164,805
Government of Australia Bonds 3.00% due 09/20/25	AU	D 12,000,000	12,344,979
Government of Canada Bonds 1.50% due 12/01/44	CAD	2,527,975	2,718,260
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,221,150	5,551,621

Total Foreign Government Agencies
(cost $19,950,820)			21,779,665

U.S. GOVERNMENT TREASURIES — 54.9%
United States Treasury Bonds — 41.1%
1.38% due 01/15/20 TIPS(7)		6,060,720	6,462,715
1.75% due 01/15/28 TIPS(7)		16,578,453	17,596,470
1.88% due 07/15/19 TIPS(7)		1,534,545	1,708,260
2.00% due 01/15/26 TIPS(7)		8,815,406	9,707,965
2.13% due 02/15/40 TIPS(7)		4,446,728	4,938,300
2.38% due 01/15/25 TIPS(7)		3,476,490	3,999,865
2.50% due 01/15/29 TIPS(7)		8,647,900	10,213,308

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

Security Description	Principal Amount/ Shares(6)	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.63% due 07/15/17 TIPS(7)	$8,431,520	$9,783,860
3.63% due 04/15/28 TIPS(7)	12,154,770	16,277,899
3.88% due 04/15/29 TIPS(7)	16,941,308	23,593,414

		104,282,056

United States Treasury Notes — 13.8%
1.38% due 07/15/18 TIPS(7)	8,508,864	9,156,338
1.63% due 01/15/15 TIPS(7)	3,100,159	3,328,796
1.88% due 07/15/15 TIPS(7)	12,353,000	13,498,543
2.00% due 07/15/14 TIPS(7)	2,317,660	2,512,306
2.00% due 01/15/16 TIPS(7)	1,100,550	1,215,162
3.38% due 01/15/12 TIPS(7)	4,920,680	5,125,582

		34,836,727

Total U.S. Government Treasuries
(cost $124,666,763)		139,118,783

PREFERRED STOCK — 0.9%
Banks-Super Regional — 0.1%
US Bancorp FRS 7.19%	500	382,500

Diversified Banking Institutions — 0.4%
The Goldman Sachs Group, Inc. 6.13%	40,000	962,800

Finance-Consumer Loans — 0.4%
SLM Corp. FRS 3.15%	53,000	989,510

Total Preferred Stock
(cost $2,346,625)		2,334,810

Total Long-Term Investment Securities
(cost $234,877,838)		250,808,199

Security Description	Principal Amount(6)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 12/01/10 (cost $1,599,000)	$1,599,000	$1,599,000

TOTAL INVESTMENTS
(cost $236,476,838)(8)	99.5%	252,407,199
Other assets less liabilities	0.5	1,167,535

NET ASSETS	100.0%	$253,574,734

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $12,485,338 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $12,971,500 representing 5.1% of net assets.
(4)	Bond in default
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	In United States dollars unless otherwise indicated.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$57,683,781	$17,979,500	$75,663,281
Foreign Corporate Bonds & Notes	—	4,979,160	6,932,500	11,911,660
Foreign Government Agencies	—	21,779,665	—	21,779,665
U.S. Government Treasuries	—	139,118,783	—	139,118,783
Preferred Stock	2,334,810	—	—	2,334,810
Short-Term Investment Securities:
Time Deposits	—	1,599,000	—	1,599,000

Total	$2,334,810	$225,160,389	$24,912,000	$252,407,199

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2010	$9,668,750	$6,733,800
Accrued discounts/premiums	884	(4,823)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	407,366	203,523
Net purchases (sales)	3,032,500	—
Transfers in and/or out of Level 3	4,870,000	—

Balance as of 11/30/2010	$17,979,500	$6,932,500

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$407,366	$203,523

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Exchange — Traded Funds	9.4%
Banks — Commercial	7.3
Collective Investment Pool	5.2
Diversified Banking Institutions	5.1
Oil Companies — Integrated	4.7
Medical — Drugs	4.5
Auto — Cars/Light Trucks	3.6
Telephone — Integrated	3.4
Diversified Minerals	3.3
Electric — Integrated	3.1
Chemicals — Diversified	2.7
Food — Misc.	2.4
Repurchase Agreements	2.1
Insurance — Multi - line	1.9
Brewery	1.9
Food — Retail	1.7
Real Estate Operations & Development	1.4
Cellular Telecom	1.1
Insurance — Life/Health	1.1
Industrial Gases	1.0
Import/Export	1.0
Electronic Components — Misc.	1.0
Transport — Rail	1.0
Real Estate Investment Trusts	0.9
Metal — Diversified	0.9
Diversified Manufacturing Operations	0.8
Diversified Operations	0.8
Electric Products — Misc.	0.8
Tobacco	0.8
Telecom Services	0.8
Insurance — Property/Casualty	0.8
Machinery — Construction & Mining	0.7
Medical Products	0.7
Retail — Major Department Stores	0.7
Aerospace/Defense	0.7
Retail — Misc./Diversified	0.7
Oil Companies — Exploration & Production	0.6
Steel — Producers	0.6
Audio/Video Products	0.6
Multimedia	0.6
Building & Construction Products — Misc.	0.6
Office Automation & Equipment	0.5
Soap & Cleaning Preparation	0.5
Building Products — Cement	0.5
Transport — Services	0.5
Apparel Manufacturers	0.5
Medical — Generic Drugs	0.5
Finance — Other Services	0.5
Wireless Equipment	0.5
Investment Companies	0.4
Gas — Distribution	0.4
Auto/Truck Parts & Equipment — Original	0.4
Semiconductor Equipment	0.4
Cosmetics & Toiletries	0.4
Oil — Field Services	0.4
Finance — Investment Banker/Broker	0.4
Building — Heavy Construction	0.4
Transport — Marine	0.4
Retail — Apparel/Shoe	0.4
Photo Equipment & Supplies	0.4
Building & Construction — Misc.	0.3
Cable/Satellite TV	0.3
Athletic Footwear	0.3
Engineering/R&D Services	0.3
Gold Mining	0.3
Metal — Copper	0.3
Cruise Lines	0.3
Diversified Operations/Commercial Services	0.3
Industrial Automated/Robotic	0.3

Electronics — Military	0.3
Casino Hotels	0.3
Public Thoroughfares	0.3
Beverages — Wine/Spirits	0.3
Machinery — General Industrial	0.2
Enterprise Software/Service	0.2
Chemicals — Specialty	0.2
Real Estate Management/Services	0.2
Commercial Services	0.2
Silver Mining	0.2
Food — Baking	0.2
Food — Catering	0.2
Toys	0.2
U.S. Government Treasuries	0.2
Paper & Related Products	0.2
Distribution/Wholesale	0.2
Computer Services	0.2
Electronic Components — Semiconductors	0.2
Medical — Biomedical/Gene	0.2
Diversified Financial Services	0.2
Textile — Products	0.2
Computers — Integrated Systems	0.2
Retail — Jewelry	0.2
Agricultural Chemicals	0.2
Insurance — Reinsurance	0.2
Building — Residential/Commercial	0.2
Time Deposits	0.2
Security Services	0.2
Beverages — Non - alcoholic	0.2
Rubber — Tires	0.1
Airlines	0.1
Oil Refining & Marketing	0.1
Electric — Transmission	0.1
Aerospace/Defense — Equipment	0.1
Metal Processors & Fabrication	0.1
Human Resources	0.1
Power Converter/Supply Equipment	0.1
Dialysis Centers	0.1
Agricultural Operations	0.1
Machinery — Electrical	0.1
Electronic Measurement Instruments	0.1
Hotels/Motels	0.1
Television	0.1
Finance — Leasing Companies	0.1
Containers — Metal/Glass	0.1
Building Products — Doors & Windows	0.1
Satellite Telecom	0.1
Oil & Gas Drilling	0.1
Printing — Commercial	0.1
Building Products — Air & Heating	0.1
Mining	0.1
Seismic Data Collection	0.1
Telecommunication Equipment	0.1
Machinery — Farming	0.1
Transport — Truck	0.1
Machine Tools & Related Products	0.1
Steel Pipe & Tube	0.1
Publishing — Newspapers	0.1
Metal — Iron	0.1
Containers — Paper/Plastic	0.1
Computers — Memory Devices	0.1
Electric — Distribution	0.1
E-Commerce/Services	0.1
Office Supplies & Forms	0.1
Investment Management/Advisor Services	0.1
Consumer Products — Misc.	0.1
Metal — Aluminum	0.1
Appliances	0.1
Optical Supplies	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Web Portals/ISP	0.1%
Resorts/Theme Parks	0.1
Building — Maintenance & Services	0.1
Retail — Home Furnishings	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail — Consumer Electronics	0.1

104.90%

Country Allocation*

Japan	19.4%
United Kingdom	17.7
United States	17.4
France	9.0
Australia	8.3
Germany	8.1
Switzerland	5.7
Sweden	2.5
Hong Kong	2.4
Spain	2.4
Netherlands	2.2
Italy	2.0
Singapore	1.6
Belgium	1.1
Jersey	0.9
Israel	0.8
Denmark	0.7
Finland	0.7
Bermuda	0.5
Norway	0.3
Portugal	0.3
Luxembourg	0.2
Cayman Islands	0.2
Greece	0.1
Austria	0.1
Ireland	0.1
New Zealand	0.1
Isle of Man	0.1

104.9%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 87.6%
Australia — 8.3%
AGL Energy, Ltd.(1)	34,762	$511,383
Alumina, Ltd.(1)	204,186	388,057
Amcor, Ltd.(1)	99,879	616,099
AMP, Ltd.(1)	187,177	904,154
Aristocrat Leisure, Ltd.#(1)	312	776
Asciano, Ltd.†(1)	503,727	780,341
ASX, Ltd.(1)	14,763	534,140
Australia and New Zealand Banking Group, Ltd.(1)	212,519	4,605,162
AXA Asia Pacific Holdings, Ltd.(1)	92,367	545,750
Bendigo and Adelaide Bank, Ltd.(1)	30,496	288,321
BGP Holdings PLC(2)(3)	835,027	0
BHP Billiton, Ltd.(1)	278,936	11,466,417
Billabong International, Ltd.#(1)	18,099	146,094
BlueScope Steel, Ltd.(1)	158,905	293,049
Boral, Ltd.(1)	62,491	268,814
Brambles, Ltd.(1)	118,897	774,492
Caltex Australia, Ltd.(1)	11,187	140,856
CFS Retail Property Trust#(1)	140,333	240,570
Coca - Cola Amatil, Ltd.(1)	44,331	473,307
Cochlear, Ltd.(1)	4,716	353,383
Commonwealth Bank of Australia(1)	128,740	5,944,168
Computershare, Ltd.(1)	37,109	348,605
Crown, Ltd.(1)	35,844	281,004
CSL, Ltd.(1)	45,765	1,528,915
CSR, Ltd.(1)	121,805	198,441
Dexus Property Group(1)	362,773	270,747
Energy Resources of Australia, Ltd.(1)	1,001	11,366
Fairfax Media, Ltd.#(1)	179,292	234,872
Fortescue Metals Group, Ltd.†(1)	102,910	621,003
Foster’s Group, Ltd.(1)	157,309	851,847
Goodman Fielder, Ltd.(1)	112,538	148,057
Goodman Group(1)	515,269	315,444
GPT Group(1)	142,639	378,662
Harvey Norman Holdings, Ltd.(1)	41,135	117,869
Incitec Pivot, Ltd.(1)	135,202	483,088
Insurance Australia Group, Ltd.(1)	189,286	680,130
Leighton Holdings, Ltd.#(1)	11,554	348,019
Lend Lease Group(1)	42,192	305,937
MacArthur Coal, Ltd.(1)	15,000	171,767
Macquarie Group, Ltd.(1)	29,287	994,955
MAP Group(1)	23,267	67,688
Metcash, Ltd.(1)	59,325	237,105
Mirvac Group(1)	273,003	333,342
National Australia Bank, Ltd.(1)	177,539	3,979,778
Newcrest Mining, Ltd.(1)	63,448	2,406,847
Nufarm, Ltd.†(1)	2	9
OneSteel, Ltd.(1)	114,661	273,961
Orica, Ltd.(1)	29,565	706,510
Origin Energy, Ltd.(1)	72,715	1,093,619
OZ Minerals, Ltd.(1)	252,613	370,558
Paladin Energy, Ltd.†#(1)	57,071	267,509
Qantas Airways, Ltd.†(1)	92,743	233,263
QBE Insurance Group, Ltd.(1)	91,290	1,470,445
QR National, Ltd.†	136,700	366,875
Ramsay Health Care, Ltd.	10,600	158,497
Rio Tinto, Ltd.#(1)	36,120	2,835,828
Santos, Ltd.(1)	70,250	836,778
Sims Metal Management, Ltd.(1)	13,840	234,217
Sonic Healthcare, Ltd.(1)	32,208	363,554
SP AusNet(1)	85,717	73,894
Stockland(1)	191,893	672,498
Suncorp - Metway, Ltd.(1)	113,396	979,486
TABCORP Holdings, Ltd.(1)	53,397	362,815
Tatts Group, Ltd.(1)	95,040	225,594

Security Description	Shares	Value (Note 2)

Australia (continued)
Telstra Corp., Ltd.(1)	363,631	$977,249
Toll Holdings, Ltd.(1)	54,716	325,087
Transurban Group#(1)	101,740	506,325
Wesfarmers, Ltd.(1)	83,728	2,517,166
Wesfarmers, Ltd. PPS(1)	12,147	368,523
Westfield Group†(1)	178,217	2,072,220
Westpac Banking Corp.(1)	248,893	5,084,136
Woodside Petroleum, Ltd.(1)	52,202	2,094,687
Woolworths, Ltd.(1)	102,067	2,621,525
WorleyParsons, Ltd.(1)	15,935	383,576

		73,067,225

Austria — 0.1%
Erste Group Bank AG(1)	9,536	373,703
Immofinanz AG†(1)	28,300	100,404
OMV AG(1)	4,280	143,756
Raiffeisen Bank International AG#(1)	1,544	75,835
Telekom Austria AG(1)	9,479	131,770
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A#(1)	2,154	67,804
Vienna Insurance Group(1)	1,096	51,005
Voestalpine AG(1)	3,135	127,120

		1,071,397

Belgium — 1.1%
Ageas(1)	266,329	607,986
Anheuser - Busch InBev NV(1)	85,223	4,667,936
Bekaert SA(1)	1,000	94,978
Belgacom SA#(1)	13,715	463,862
Colruyt SA#(1)	2,152	107,498
Compagnie Nationale a Portefeuille(1)	825	39,400
Delhaize Group SA(1)	12,722	869,864
Dexia SA†#(1)	149,018	546,968
Groupe Bruxelles Lambert SA(1)	13,123	1,028,415
KBC Groep NV†(1)	4,595	161,044
Mobistar SA(1)	2,146	124,853
Solvay SA(1)	1,692	163,460
UCB SA#(1)	2,878	93,018
Umicore(1)	3,253	154,268

		9,123,550

Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.(1)	52,000	231,102
Esprit Holdings, Ltd.(1)	105,100	503,565
Kerry Properties, Ltd.(1)	67,000	335,566
Li & Fung, Ltd.(1)	196,000	1,220,574
Mongolia Energy Corp., Ltd.†(1)	351,000	113,623
Noble Group, Ltd.(1)	265,000	410,037
NWS Holdings, Ltd.(1)	136,000	217,908
Orient Overseas International, Ltd.(1)	21,000	203,086
Seadrill, Ltd.#(1)	8,000	244,755
Shangri - La Asia, Ltd.(1)	124,000	311,401
Yue Yuen Industrial Holdings, Ltd.(1)	71,500	255,856

		4,047,473

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.(1)	18,600	176,438
Foxconn International Holdings, Ltd.†(1)	219,000	152,808
Lifestyle International Holdings, Ltd.(1)	58,500	147,865
Sands China Ltd†(1)	216,000	461,405
Wynn Macau, Ltd.(1)	145,000	291,759

		1,230,275

116

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.(1)	78,449	$293,857

Denmark — 0.7%
AP Moller - Maersk A/S, Series A(1)	116	919,934
AP Moller - Maersk A/S, Series B(1)	46	373,123
Carlsberg A/S(1)	30,857	2,915,698
Coloplast A/S(1)	650	86,545
Danske Bank A/S†(1)	13,384	331,879
DSV A/S(1)	5,967	117,415
Novo Nordisk A/S, Class B(1)	12,429	1,231,524
Novozymes A/S(1)	1,316	171,646
Tryg A/S#(1)	787	33,919
Vestas Wind Systems A/S†#(1)	5,812	165,765
William Demant Holding A/S†#(1)	673	46,871

		6,394,319

Finland — 0.7%
Elisa Oyj(1)	3,796	74,918
Fortum Oyj(1)	37,942	1,000,787
Kesko Oyj, Class B(1)	1,908	87,551
Kone Oyj, Class B(1)	4,442	232,430
Metso Oyj(1)	3,646	187,637
Neste Oil Oyj(1)	3,658	51,447
Nokia Oyj(1)	222,830	2,061,340
Nokian Renkaat Oyj#(1)	3,085	99,070
Orion Oyj(1)	13,628	276,479
Outokumpu Oyj(1)	3,823	62,669
Pohjola Bank PLC(1)	3,942	44,704
Rautaruukki Oyj(1)	2,402	43,553
Sampo Oyj, Class A(1)	11,987	293,198
Sanoma Oyj(1)	2,296	46,299
Stora Enso Oyj, Class R(1)	49,450	425,293
UPM - Kymmene Oyj(1)	46,409	688,782
Wartsila Oyj(1)	2,251	155,899

		5,832,056

France — 9.0%
Accor SA(1)	4,219	178,261
Aeroports de Paris(1)	847	64,856
Air France - KLM†(1)	3,855	67,322
Air Liquide SA(1)	37,468	4,384,246
Alcatel-Lucent†(1)	153,208	416,891
Alstom SA(1)	5,869	242,058
Atos Origin SA†(1)	31,194	1,272,758
AXA SA(1)	248,976	3,575,306
BioMerieux#(1)	1,013	90,138
BNP Paribas(1)	104,190	6,158,734
Bouygues SA(1)	6,584	263,196
Bureau Veritas SA(1)	4,729	344,291
Cap Gemini SA(1)	4,198	176,923
Carrefour SA(1)	93,963	4,249,643
Casino Guichard Perrachon SA(1)	7,046	620,126
Christian Dior SA#(1)	25,569	3,540,536
Cie Generale d’Optique Essilor International SA(1)	5,964	372,605
Cie Generale de Geophysique - Veritas†(1)	32,209	745,112
CNP Assurances(1)	4,238	67,906
Compagnie de St. Gobain(1)	71,825	3,214,682
Compagnie Generale des Etablissements Michelin, Class B(1)	5,201	351,687
Credit Agricole SA(1)	194,147	2,375,987
Danone(1)	84,046	4,921,316
Dassault Systemes SA(1)	1,689	115,400
Edenred†(1)	4,700	104,581
EDF SA#(1)	7,631	318,778
Eiffage SA#(1)	1,156	50,782

Security Description	Shares	Value (Note 2)

France (continued)
Eramet(1)	150	$46,406
Eurazeo(1)	827	56,198
Eutelsat Communications#(1)	17,643	593,905
Fonciere Des Regions(1)	717	65,099
France Telecom SA(1)	248,346	5,025,656
GDF Suez#(1)	48,055	1,592,430
GDF Suez VVPR†(1)	12,852	17
Gecina SA(1)	536	55,992
Groupe Eurotunnel SA(1)	13,600	116,342
Hermes International(1)	311	58,904
ICADE(1)	663	62,101
Iliad SA(1)	464	46,473
Imerys SA(1)	1,130	64,605
Ipsen SA(1)	4,929	147,195
JCDecaux SA†(1)	1,895	47,576
Klepierre(1)	2,706	85,365
L’Oreal SA(1)	11,502	1,222,668
Lafarge SA(1)	12,116	661,534
Lagardere SCA(1)	3,367	124,318
Legrand SA(1)	61,643	2,355,366
LVMH Moet Hennessy Louis Vuitton SA#(1)	7,221	1,094,814
Metropole Television SA(1)	1,985	43,070
Natixis†(1)	24,893	109,532
Neopost SA#(1)	891	78,543
PagesJaunes Groupe#(1)	3,892	34,480
Pernod - Ricard SA#(1)	5,845	476,229
Peugeot SA†(1)	4,341	161,754
PPR(1)	19,623	3,116,501
Publicis Groupe SA(1)	3,525	157,482
Renault SA†(1)	5,667	296,944
Safran SA(1)	71,511	2,239,182
Sanofi - Aventis SA(1)	31,871	1,925,683
Schneider Electric SA(1)	7,167	1,005,301
SCOR SE(1)	4,753	110,882
Societe BIC SA(1)	7,134	577,005
Societe Generale(1)	33,386	1,545,091
Societe Television Francaise 1(1)	3,349	48,696
Sodexo(1)	2,690	169,504
Suez Environnement SA(1)	7,685	136,795
Technip SA(1)	2,808	217,872
Thales SA(1)	2,555	89,652
Total SA(1)	214,448	10,378,451
Unibail - Rodamco SE(1)	2,697	468,631
Vallourec SA(1)	3,266	309,970
Veolia Environnement SA(1)	10,261	269,997
Vinci SA(1)	12,970	629,186
Vivendi SA(1)	109,578	2,672,723

		79,076,241

Germany — 7.9%
Adidas AG(1)	44,560	2,797,594
Allianz SE(1)	58,267	6,392,201
Axel Springer AG	450	62,822
BASF SE(1)	99,687	7,451,865
Bayer AG(1)	98,013	7,117,260
Bayerische Motoren Werke AG(1)	61,550	4,629,216
Beiersdorf AG(1)	2,876	166,952
Brenntag AG†(1)	850	75,035
Celesio AG(1)	2,295	54,013
Commerzbank AG†#(1)	54,462	396,503
Continental AG†(1)	3,300	256,275
Daimler AG†(1)	93,869	6,077,522
Deutsche Bank AG(1)	66,920	3,179,932
Deutsche Boerse AG(1)	5,752	347,922

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany (continued)
Deutsche Lufthansa AG†(1)	6,533	$139,028
Deutsche Post AG(1)	135,845	2,179,874
Deutsche Telekom AG(1)	386,125	4,946,424
E.ON AG(1)	156,585	4,492,054
Fraport AG Frankfurt Airport Services Worldwide(1)	1,048	61,542
Fresenius Medical Care AG & Co. KGaA(1)	18,765	1,083,094
Fresenius SE(1)	5,145	440,779
GEA Group AG(1)	4,720	113,627
Hannover Rueckversicherung AG(1)	1,721	80,107
HeidelbergCement AG(1)	4,012	218,251
Henkel AG & Co. KGaA(1)	56,571	2,864,408
Hochtief AG(1)	12,152	899,723
Infineon Technologies AG†(1)	31,007	276,204
K+S AG(1)	4,096	273,740
Kabel Deutschland Holding AG†(1)	1,600	74,516
Lanxess AG(1)	2,450	172,872
Linde AG(1)	28,491	3,978,895
MAN SE(1)	3,116	366,362
Merck KGaA(1)	1,844	143,924
Metro AG(1)	3,699	265,328
Muenchener Rueckversicherungs AG(1)	5,554	771,328
Puma AG Rudolf Dassler Sport(1)	151	44,884
RWE AG(1)	12,349	768,619
Salzgitter AG(1)	1,200	77,272
SAP AG(1)	25,311	1,180,826
Siemens AG(1)	33,738	3,690,634
Suedzucker AG(1)	2,040	43,623
ThyssenKrupp AG(1)	9,859	377,110
TUI AG†(1)	3,947	41,600
United Internet AG(1)	3,598	50,871
Volkswagen AG#(1)	842	113,798
Wacker Chemie AG(1)	446	76,405

		69,312,834

Greece — 0.1%
Alpha Bank A.E.†(1)	39,422	219,653
Coca - Cola Hellenic Bottling Co. SA(1)	9,971	254,208
EFG Eurobank Ergasias SA†(1)	9,220	46,142
Hellenic Petroleum SA(1)	17,457	126,022
Hellenic Telecommunications Organization SA(1)	6,992	63,511
National Bank of Greece SA†(1)	27,279	229,788
OPAP SA(1)	6,371	102,508
Piraeus Bank SA†#(1)	8	29
Public Power Corp. SA(1)	9,877	137,350

		1,179,211

Guernsey — 0.0%
Resolution, Ltd.(1)	41,398	136,038

Hong Kong — 2.4%
Bank of East Asia, Ltd.(1)	109,600	463,465
BOC Hong Kong Holdings, Ltd.(1)	328,000	1,120,767
Cathay Pacific Airways, Ltd.(1)	112,000	325,281
Cheung Kong Holdings, Ltd.(1)	120,000	1,767,622
CLP Holdings, Ltd.(1)	170,000	1,394,646
Hang Lung Group, Ltd.(1)	72,000	462,782
Hang Lung Properties, Ltd.(1)	212,000	981,253
Hang Seng Bank, Ltd.(1)	70,000	1,145,974
Henderson Land Development Co., Ltd.(1)	98,000	688,606
Hong Kong & China Gas Co., Ltd.(1)	385,000	938,169
Hong Kong Exchanges and Clearing, Ltd.(1)	88,400	2,009,399
Hongkong Electric Holdings, Ltd.(1)	126,000	807,639
Hopewell Holdings, Ltd.(1)	58,500	182,107
Hutchison Whampoa, Ltd.(1)	183,000	1,822,018
Hysan Development Co., Ltd.(1)	59,000	243,005

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
MTR Corp.(1)	139,500	$512,210
New World Development, Ltd.(1)	232,000	457,161
PCCW, Ltd.(1)	278,000	109,529
Sino Land Co., Ltd.(1)	234,000	493,123
SJM Holdings, Ltd.	143,000	224,304
Sun Hung Kai Properties, Ltd.(1)	121,000	1,985,126
Swire Pacific, Ltd., Class A(1)	67,000	1,026,800
Television Broadcasts, Ltd.(1)	6,000	29,540
The Link REIT(1)	192,500	600,349
Wharf Holdings, Ltd.(1)	120,000	800,153
Wheelock & Co., Ltd.(1)	85,000	302,844
Wing Hang Bank, Ltd.(1)	17,500	229,035

		21,122,907

Ireland — 0.1%
Anglo Irish Bank Corp., Ltd.†(2)	31,152	0
Bank of Ireland†(1)	216,916	89,858
CRH PLC (Dublin)(1)	28,152	489,858
Elan Corp. PLC†(1)	14,181	73,069
James Hardie Industries SE(1)	38,836	200,439
Kerry Group PLC(1)	4,000	128,533
Ryanair Holdings PLC(1)	5,885	29,474
Ryanair Holdings PLC ADR	934	28,515

		1,039,746

Isle of Man — 0.1%
Genting Singapore PLC†(1)	504,000	760,222

Israel — 0.8%
Bank Hapoalim BM†(1)	83,300	390,098
Bank Leumi Le - Israel B.M.(1)	99,000	465,290
Bezeq Israeli Telecommunication Corp., Ltd.(1)	146,200	390,781
Cellcom Israel, Ltd.(1)	4,200	138,920
Delek Group, Ltd.(1)	300	78,887
Elbit Systems, Ltd.(1)	2,000	94,337
Israel Chemicals, Ltd.(1)	37,200	537,096
Israel Discount Bank, Ltd.†(1)	61,800	134,626
Makhteshim - Agan Industries, Ltd.†(1)	19,300	79,677
Mizrahi Tefahot Bank, Ltd.(1)	10,300	104,264
NICE Systems, Ltd.†(1)	5,300	161,988
Partner Communications Co., Ltd.(1)	7,200	147,688
Teva Pharmaceutical Industries, Ltd.(1)	78,600	3,944,672
The Israel Corp., Ltd.†(1)	200	212,470

		6,880,794

Italy — 2.0%
A2A SpA(1)	2,145,755	2,747,861
Assicurazioni Generali SpA(1)	34,377	601,925
Atlantia SpA(1)	6,851	134,172
Autogrill SpA†(1)	3,432	43,853
Banca Carige SpA#(1)	16,960	33,070
Banca Monte dei Paschi di Siena SpA†#(1)	63,295	67,895
Banca Popolare di Milano Scarl(1)	91,787	315,491
Banco Popolare SC#(1)	18,275	75,442
Enel Green Power SpA†	44,200	87,208
Enel SpA(1)	194,081	911,448
ENI SpA(1)	76,779	1,543,756
Exor SpA#(1)	1,922	50,630
Fiat SpA(1)	22,553	373,041
Finmeccanica SpA(1)	132,567	1,497,236
Intesa Sanpaolo SpA(1)	1,387,426	3,606,851
Intesa Sanpaolo SpA RSP(1)	270,910	579,404
Luxottica Group SpA(1)	3,316	87,822
Mediaset SpA(1)	85,202	471,260
Mediobanca SpA#(1)	13,513	111,126

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Italy (continued)
Mediolanum SpA#(1)	45,790	$181,013
Parmalat SpA(1)	49,315	122,614
Pirelli & C. SpA#(1)	40,812	310,014
Prelios SpA†#(1)	7,323	3,693
Prysmian SpA(1)	5,162	82,153
Saipem SpA(1)	7,809	324,734
Snam Rete Gas SpA(1)	40,752	193,553
Telecom Italia SpA(1)	1,183,396	1,456,458
Telecom Italia SpA RSP(1)	171,933	179,822
Terna Rete Elettrica Nazionale SpA(1)	37,163	152,279
UniCredit SpA(1)	397,755	768,990
Unione di Banche Italiane SCPA(1)	17,325	143,498

		17,258,312

Japan — 19.4%
ABC - Mart, Inc.#(1)	1,600	54,157
ADEKA Corp.(1)	3,100	31,080
Advantest Corp.#(1)	11,000	224,618
Aeon Co., Ltd.#(1)	41,500	506,321
Aeon Credit Service Co., Ltd.(1)	5,100	65,818
Aeon Mall Co., Ltd.#(1)	5,600	124,537
Air Water, Inc.(1)	10,000	118,422
Aisin Seiki Co., Ltd.(1)	13,200	427,947
Ajinomoto Co., Inc.(1)	51,000	503,383
Alfresa Holdings Corp.#(1)	2,700	111,956
All Nippon Airways Co., Ltd.†(1)	80,000	282,570
Amada Co., Ltd.(1)	25,000	170,887
Aozora Bank, Ltd.(1)	31,000	52,972
Asahi Breweries, Ltd.(1)	26,700	520,065
Asahi Glass Co., Ltd.(1)	70,000	778,513
Asahi Kasei Corp.(1)	87,000	517,740
Asics Corp.(1)	10,000	109,821
Astellas Pharma, Inc.(1)	33,400	1,197,349
Bank of Kyoto, Ltd.(1)	22,000	194,275
Benesse Holdings, Inc.(1)	4,800	219,579
Bridgestone Corp.(1)	52,500	967,397
Brother Industries, Ltd.(1)	16,300	231,406
Canon Marketing Japan, Inc.(1)	3,800	53,382
Canon, Inc.(1)	78,300	3,683,465
Casio Computer Co., Ltd.#(1)	16,400	122,487
Central Japan Railway Co.(1)	120	924,983
Chiyoda Corp.#(1)	10,800	93,826
Chubu Electric Power Co., Inc.#(1)	44,800	1,058,867
Chugai Pharmaceutical Co., Ltd.(1)	15,500	279,863
Chuo Mitsui Trust Holdings, Inc.(1)	69,000	243,232
Citizen Holdings Co., Ltd.(1)	16,900	101,979
Coca - Cola West Co., Ltd.(1)	3,600	59,896
Cosmo Oil Co., Ltd.(1)	41,000	115,830
Credit Saison Co., Ltd.(1)	20,800	330,337
Dai Nippon Printing Co., Ltd.#(1)	42,000	528,998
Daicel Chemical Industries, Ltd.#(1)	19,000	129,417
Daido Steel Co., Ltd.(1)	20,000	107,308
Daihatsu Motor Co., Ltd.(1)	27,000	378,781
Daiichi Sankyo Co., Ltd.(1)	46,500	1,003,100
Daikin Industries, Ltd.(1)	16,200	581,741
Dainippon Sumitomo Pharma Co., Ltd.#(1)	11,000	94,771
Daito Trust Construction Co., Ltd.(1)	5,300	327,462
Daiwa House Industry Co., Ltd.(1)	48,000	539,856
Daiwa Securities Group, Inc.(1)	115,000	522,215
Dena Co., Ltd.(1)	5,540	161,531
Denki Kagaku Kogyo K.K.(1)	33,000	146,700
Denso Corp.(1)	33,600	1,097,342
Dentsu, Inc.(1)	11,500	310,310

Security Description	Shares	Value (Note 2)

Japan (continued)
Dowa Holdings Co., Ltd.(1)	16,000	$94,837
East Japan Railway Co.(1)	27,500	1,640,946
Eisai Co., Ltd.#(1)	17,400	598,600
Electric Power Development Co., Ltd.(1)	8,100	247,198
Elpida Memory, Inc.†#(1)	12,600	150,124
Exedy Corp.(1)	6,900	213,307
FamilyMart Co., Ltd.(1)	4,400	149,740
FANUC Corp.(1)	16,700	2,392,800
Fast Retailing Co., Ltd.#(1)	3,700	585,402
FCC Co., Ltd.#(1)	1,800	39,555
Fuji Electric Holdings Co., Ltd.(1)	39,000	104,396
Fuji Heavy Industries, Ltd.(1)	70,000	518,632
Fuji Media Holdings, Inc.(1)	56	78,360
Fuji Oil Co., Ltd.(1)	2,100	28,506
FUJIFILM Holdings Corp.(1)	32,000	1,072,045
Fujitsu, Ltd.(1)	129,000	827,796
Fukuoka Financial Group, Inc.(1)	53,000	203,936
Furukawa Electric Co., Ltd.#(1)	44,000	187,714
Gree, Inc.	6,000	73,127
GS Yuasa Corp.#(1)	26,000	174,303
Gunma Bank, Ltd.(1)	27,000	134,862
Hakuhodo DY Holdings, Inc.(1)	1,510	75,628
Hamamatsu Photonics K.K.(1)	5,000	164,249
Hankyu Hanshin Holdings, Inc.#(1)	79,000	358,720
Hino Motors, Ltd.(1)	18,000	88,839
Hirose Electric Co., Ltd.(1)	2,200	217,411
Hisamitsu Pharmaceutical Co., Inc.#(1)	4,600	183,039
Hitachi Chemical Co., Ltd.(1)	7,200	133,448
Hitachi Construction Machinery Co., Ltd.#(1)	6,700	152,763
Hitachi High - Technologies Corp.(1)	4,800	99,937
Hitachi Metals, Ltd.#(1)	23,000	263,611
Hitachi, Ltd.(1)	390,000	1,845,433
Hokkaido Electric Power Co., Inc.(1)	12,600	249,627
Hokuhoku Financial Group, Inc.(1)	87,000	159,060
Hokuriku Electric Power Co.#(1)	12,200	294,860
Honda Motor Co., Ltd.(1)	122,800	4,445,266
Hoya Corp.(1)	30,100	710,042
Ibiden Co., Ltd.(1)	8,900	244,622
Idemitsu Kosan Co., Ltd.(1)	2,400	223,190
IHI Corp.(1)	91,000	188,126
Inpex Corp.(1)	153	787,105
Isetan Mitsukoshi Holdings, Ltd.(1)	25,900	296,810
Isuzu Motors, Ltd.(1)	129,000	575,010
Ito En, Ltd.(1)	3,500	56,419
ITOCHU Corp.(1)	104,000	964,415
ITOCHU Techno - Solutions Corp.(1)	4,000	144,111
J Front Retailing Co., Ltd.(1)	63,000	350,822
Japan Petroleum Exploration Co.(1)	1,800	62,938
Japan Prime Realty Investment Corp.(1)	47	119,124
Japan Real Estate Investment Corp.(1)	34	327,504
Japan Retail Fund Investment Corp.(1)	111	178,662
Japan Tobacco, Inc.(1)	421	1,426,087
JFE Holdings, Inc.(1)	33,500	1,065,276
JGC Corp.(1)	14,000	271,196
JS Group Corp.(1)	20,700	382,168
JSR Corp.(1)	12,400	210,569
JTEKT Corp.(1)	15,400	170,598
Jupiter Telecommunications Co., Ltd.(1)	168	171,001
JX Holdings, Inc.(1)	155,000	959,461
Kajima Corp.(1)	58,000	144,854
Kamigumi Co., Ltd.(1)	16,000	123,319
Kaneka Corp.(1)	21,000	124,992
Kansai Paint Co., Ltd.(1)	31,000	283,383
Kao Corp.(1)	37,300	935,576

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Kawasaki Heavy Industries, Ltd.(1)	98,000	$303,312
Kawasaki Kisen Kaisha, Ltd.(1)	48,000	200,188
KDDI Corp.(1)	201	1,147,100
Keikyu Corp.#(1)	32,000	281,426
Keio Corp.(1)	40,000	270,531
Keisei Electric Railway Co., Ltd.(1)	19,000	124,645
Keyence Corp.(1)	2,900	731,915
Kikkoman Corp.(1)	11,000	118,433
Kinden Corp.(1)	9,000	77,433
Kintetsu Corp.#(1)	112,000	334,579
Kirin Holdings Co., Ltd.(1)	58,000	808,129
Kobe Steel, Ltd.(1)	172,000	390,524
Koito Manufacturing Co., Ltd.(1)	7,000	100,393
Komatsu, Ltd.(1)	74,500	2,063,669
Konami Corp.#(1)	6,000	112,066
Konica Minolta Holdings, Inc.(1)	33,000	339,102
Kubota Corp.#(1)	80,000	724,653
Kuraray Co., Ltd.(1)	36,100	498,259
Kurita Water Industries, Ltd.(1)	7,800	223,349
Kyocera Corp.(1)	13,600	1,387,937
Kyowa Hakko Kirin Co., Ltd.(1)	18,000	181,110
Kyushu Electric Power Co., Inc.(1)	26,200	581,052
Lawson, Inc.(1)	4,200	186,036
Lintec Corp.(1)	3,400	79,430
Mabuchi Motor Co., Ltd.(1)	1,700	81,632
Makino Milling Machine Co., Ltd.†(1)	11,000	80,975
Makita Corp.(1)	7,700	278,343
Marubeni Corp.(1)	114,000	739,733
Marui Group Co., Ltd.(1)	32,500	262,691
Maruichi Steel Tube, Ltd.(1)	3,000	57,378
Matsui Securities Co., Ltd.#(1)	7,900	49,280
Mazda Motor Corp.(1)	105,000	292,359
McDonald’s Holdings Co. Japan, Ltd.(1)	4,600	114,383
Medipal Holdings Corp.(1)	9,500	102,064
MEIJI Holdings Co., Ltd.(1)	5,000	217,478
Minebea Co., Ltd.(1)	23,000	136,329
Miraca Holdings, Inc.(1)	4,000	141,340
Mitsubishi Chemical Holdings Corp.#(1)	88,500	508,681
Mitsubishi Corp.(1)	107,600	2,720,816
Mitsubishi Electric Corp.(1)	170,000	1,684,104
Mitsubishi Estate Co., Ltd.(1)	82,000	1,383,593
Mitsubishi Gas Chemical Co., Inc.(1)	27,000	165,222
Mitsubishi Heavy Industries, Ltd.(1)	210,000	755,333
Mitsubishi Logistics Corp.#(1)	8,000	101,432
Mitsubishi Materials Corp.†#(1)	90,000	278,560
Mitsubishi Motors Corp.†#(1)	268,000	361,879
Mitsubishi Tanabe Pharma Corp.(1)	26,000	409,186
Mitsubishi UFJ Financial Group, Inc.(1)	991,300	4,690,901
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	4,020	146,996
Mitsui & Co., Ltd.(1)	140,900	2,200,697
Mitsui Chemicals, Inc.(1)	60,000	183,551
Mitsui Engineering & Shipbuilding Co., Ltd.#(1)	49,000	113,009
Mitsui Fudosan Co., Ltd.(1)	67,000	1,186,557
Mitsui Mining & Smelting Co., Ltd.(1)	40,000	121,414
Mitsui O.S.K. Lines, Ltd.#(1)	79,000	542,826
Mitsumi Electric Co., Ltd.(1)	5,000	90,705
Mizuho Financial Group, Inc.(1)	1,573,500	2,479,711
Mizuho Securities Co., Ltd.(1)	37,000	86,662
Mizuho Trust & Banking Co., Ltd.†#(1)	98,000	87,830
MS&AD Insurance Group Holdings(1)	37,200	853,058
Murata Manufacturing Co., Ltd.(1)	14,000	854,901
Nabtesco Corp.(1)	10,900	201,243
Namco Bandai Holdings, Inc.(1)	13,000	125,263
NEC Corp.#(1)	164,000	452,708

Security Description	Shares	Value (Note 2)

Japan (continued)
NGK Insulators, Ltd.(1)	17,000	$252,925
NGK Spark Plug Co., Ltd.(1)	11,000	158,265
NHK Spring Co., Ltd.(1)	10,000	100,617
Nidec Copal Corp.(1)	6,100	100,737
Nidec Corp.#(1)	10,300	1,031,436
Nikon Corp.#(1)	22,200	432,040
Nintendo Co., Ltd.(1)	7,100	1,928,466
Nippon Building Fund, Inc.(1)	36	351,051
Nippon Electric Glass Co., Ltd.(1)	37,000	519,534
Nippon Express Co., Ltd.(1)	59,000	235,482
Nippon Meat Packers, Inc.(1)	13,000	155,500
Nippon Paper Group, Inc.#(1)	9,800	232,801
Nippon Sheet Glass Co., Ltd.(1)	62,000	145,214
Nippon Steel Corp.(1)	353,000	1,168,471
Nippon Telegraph & Telephone Corp.(1)	35,900	1,624,332
Nippon Yusen K.K.(1)	146,000	636,809
Nissan Chemical Industries, Ltd.(1)	10,000	119,979
Nissan Motor Co., Ltd.(1)	171,800	1,611,646
Nisshin Seifun Group, Inc.(1)	13,000	157,522
Nisshin Steel Co., Ltd.#(1)	45,000	82,277
Nisshinbo Holdings, Inc.(1)	9,000	92,708
Nissin Foods Holdings Co., Ltd.#(1)	4,500	155,027
Nitori Holdings Co., Ltd.(1)	4,250	374,080
Nitto Denko Corp.(1)	11,400	473,405
NKSJ Holdings, Inc.†(1)	98,000	655,813
NOK Corp.(1)	7,200	135,944
Nomura Holdings, Inc.(1)	254,100	1,463,571
Nomura Real Estate Holdings, Inc.(1)	6,100	89,443
Nomura Real Estate Office Fund, Inc.(1)	19	120,647
Nomura Research Institute, Ltd.(1)	9,300	187,169
NSK, Ltd.#(1)	42,000	354,346
NTN Corp.(1)	33,000	150,250
NTT Data Corp.(1)	128	414,977
NTT DoCoMo, Inc.(1)	1,290	2,098,182
NTT Urban Development Corp.(1)	74	65,083
Obayashi Corp.(1)	45,000	186,086
Obic Co., Ltd.(1)	450	81,172
Odakyu Electric Railway Co., Ltd.#(1)	43,000	392,044
OJI Paper Co., Ltd.(1)	59,000	269,316
Olympus Corp.(1)	15,000	422,142
Omron Corp.(1)	21,100	520,431
Ono Pharmaceutical Co., Ltd.#(1)	5,800	256,195
Oracle Corp.#(1)	2,600	114,636
Oriental Land Co., Ltd.#(1)	4,600	416,644
ORIX Corp.#(1)	9,750	833,059
Osaka Gas Co., Ltd.(1)	205,000	766,713
Otsuka Corp.#(1)	1,000	64,408
Panasonic Corp.(1)	135,600	1,943,451
Rakuten, Inc.#(1)	543	415,902
Resona Holdings, Inc.#(1)	42,000	256,313
Ricoh Co., Ltd.(1)	46,000	649,208
Rinnai Corp.#(1)	4,000	232,296
Rohm Co., Ltd.(1)	6,800	409,746
Sankyo Co., Ltd.(1)	3,700	195,863
Santen Pharmaceutical Co., Ltd.(1)	5,100	175,313
Sapporo Hokuyo Holdings, Inc.(1)	22,100	91,481
Sapporo Holdings, Ltd.#(1)	18,000	72,405
SBI Holdings, Inc.(1)	1,378	187,726
Secom Co., Ltd.(1)	14,500	645,432
Sega Sammy Holdings, Inc.#(1)	13,700	230,829
Seiko Epson Corp.(1)	9,000	147,327
Sekisui Chemical Co., Ltd.(1)	30,000	206,136
Sekisui House, Ltd.(1)	58,000	551,003
Senshu Ikeda Holdings, Inc.(1)	40,600	55,253

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Seven & I Holdings Co., Ltd.(1)	57,800	$1,412,463
Seven Bank, Ltd.#(1)	38	68,606
Sharp Corp.#(1)	69,000	663,760
Shikoku Electric Power Co., Inc.#(1)	12,100	351,896
Shimadzu Corp.(1)	16,000	118,289
Shimamura Co., Ltd.(1)	1,500	136,939
Shimano, Inc.#(1)	4,600	221,410
Shimizu Corp.(1)	41,000	164,619
Shin - Etsu Chemical Co., Ltd.(1)	28,400	1,388,077
Shinko Electric Industries Co., Ltd.(1)	4,400	49,006
Shinsei Bank, Ltd.†#(1)	60,000	52,341
Shionogi & Co., Ltd.(1)	20,600	375,258
Shiseido Co., Ltd.(1)	31,200	652,081
Showa Denko K.K.(1)	98,000	200,259
Showa Shell Sekiyu K.K.(1)	12,200	101,468
SMC Corp.(1)	4,600	731,103
Softbank Corp.(1)	64,600	2,238,649
Sojitz Corp.(1)	86,500	166,655
Sony Corp.(1)	69,400	2,462,487
Sony Financial Holdings, Inc.#(1)	60	216,431
Square Enix Holdings Co., Ltd.#(1)	4,100	78,437
Stanley Electric Co., Ltd.(1)	10,100	180,562
Sumco Corp.†#(1)	8,000	126,766
Sumitomo Chemical Co., Ltd.(1)	109,000	467,611
Sumitomo Corp.#(1)	96,300	1,256,670
Sumitomo Electric Industries, Ltd.(1)	52,100	681,743
Sumitomo Heavy Industries, Ltd.(1)	38,000	233,414
Sumitomo Metal Industries, Ltd.(1)	232,000	562,795
Sumitomo Metal Mining Co., Ltd.#(1)	44,000	684,078
Sumitomo Mitsui Financial Group, Inc.(1)	105,500	3,238,691
Sumitomo Realty & Development Co., Ltd.(1)	27,000	581,412
Sumitomo Rubber Industries, Ltd.(1)	15,300	154,954
Suruga Bank, Ltd.(1)	14,000	119,753
Suzuken Co., Ltd.(1)	4,500	131,475
Suzuki Motor Corp.(1)	23,300	563,549
Sysmex Corp.#(1)	2,300	146,434
T&D Holdings, Inc.#(1)	18,850	428,228
Taisei Corp.(1)	71,000	160,354
Taisho Pharmaceutical Co., Ltd.(1)	9,000	187,050
Taiyo Nippon Sanso Corp.(1)	18,000	141,319
Takashimaya Co., Ltd.(1)	18,000	150,353
Takeda Pharmaceutical Co., Ltd.(1)	57,600	2,677,422
TDK Corp.(1)	9,400	605,476
Teijin, Ltd.(1)	65,000	262,540
Terumo Corp.#(1)	11,700	622,876
The 77 Bank, Ltd.(1)	24,000	114,429
The Bank of Yokohama, Ltd.(1)	106,000	513,000
The Chiba Bank, Ltd.(1)	69,000	401,546
The Chugoku Bank, Ltd.(1)	12,000	136,366
The Chugoku Electric Power Co.#(1)	20,500	408,140
The Dai - ichi Life Insurance Co., Ltd.(1)	553	792,669
The Hachijuni Bank, Ltd.(1)	30,000	155,223
The Hiroshima Bank, Ltd.#(1)	35,000	139,689
The Iyo Bank, Ltd.(1)	16,000	113,758
The Japan Steel Works, Ltd.(1)	22,000	214,566
The Joyo Bank, Ltd.(1)	45,000	189,818
The Kansai Electric Power Co., Inc.(1)	51,900	1,247,773
The Nishi - Nippon City Bank, Ltd.(1)	47,000	129,736
The Shizuoka Bank, Ltd.(1)	41,000	344,496
The Sumitomo Trust & Banking Co., Ltd.(1)	98,000	519,954
THK Co., Ltd.(1)	8,300	172,090
Tobu Railway Co., Ltd.#(1)	56,000	303,665
Toho Co., Ltd.#(1)	7,200	105,479
Toho Gas Co., Ltd.(1)	29,000	137,104

Security Description	Shares	Value (Note 2)

Japan (continued)
Tohoku Electric Power Co., Inc.(1)	29,500	$641,897
Tokio Marine Holdings, Inc.(1)	59,400	1,676,698
Tokuyama Corp.(1)	22,000	108,838
Tokyo Electric Power Co., Inc.(1)	104,600	2,435,922
Tokyo Electron, Ltd.(1)	14,200	890,901
Tokyo Gas Co., Ltd.(1)	249,000	1,085,108
Tokyo Steel Manufacturing Co., Ltd.#(1)	6,500	65,789
Tokyo Tatemono Co., Ltd.#(1)	27,000	105,834
Tokyu Corp.(1)	79,000	348,438
Tokyu Land Corp.(1)	31,000	138,919
TonenGeneral Sekiyu K.K.(1)	20,000	197,163
Toppan Printing Co., Ltd.(1)	39,000	326,234
Toray Industries, Inc.(1)	125,000	697,554
Toshiba Corp.(1)	278,000	1,448,412
Tosoh Corp.#(1)	33,000	92,673
TOTO, Ltd.(1)	18,000	120,025
Toyo Seikan Kaisha, Ltd.(1)	10,500	188,966
Toyo Suisan Kaisha, Ltd.(1)	7,000	147,718
Toyoda Gosei Co., Ltd.(1)	4,200	95,722
Toyota Boshoku Corp.#(1)	4,200	73,416
Toyota Industries Corp.(1)	12,400	365,557
Toyota Motor Corp.(1)	190,600	7,388,104
Toyota Tsusho Corp.(1)	14,700	238,732
Trend Micro, Inc.(1)	6,800	210,060
Tsumura & Co.#(1)	5,600	171,975
Ube Industries, Ltd.(1)	66,000	167,424
Unicharm Corp.#(1)	12,400	484,525
UNY Co., Ltd.(1)	13,000	117,599
Ushio, Inc.(1)	7,200	124,070
USS Co., Ltd.(1)	1,480	106,625
West Japan Railway Co.(1)	117	410,049
Yahoo! Japan Corp.#(1)	1,004	359,917
Yakult Honsha Co., Ltd.#(1)	6,700	190,145
Yamada Denki Co., Ltd.(1)	5,680	360,494
Yamaguchi Financial Group, Inc.(1)	15,000	133,716
Yamaha Corp.(1)	10,900	128,040
Yamaha Motor Co., Ltd.†(1)	18,100	259,550
Yamaichi Securities Co., Ltd. ADR†#(2)(3)(4)	6,000	0
Yamato Holdings Co., Ltd.(1)	27,500	348,008
Yamato Kogyo Co., Ltd.(1)	2,800	80,471
Yamazaki Baking Co., Ltd.#(1)	8,000	93,186
Yaskawa Electric Corp.#(1)	16,000	138,624
Yokogawa Electric Corp.(1)	14,800	101,727

		170,644,407

Jersey — 0.9%
Experian PLC(1)	29,237	334,343
Petrofac, Ltd.(1)	111,350	2,407,036
Randgold Resources, Ltd.(1)	3,874	363,114
Shire PLC(1)	177,234	4,147,745
Wolseley PLC†(1)	8,114	216,895
WPP PLC(1)	37,030	409,493

		7,878,626

Luxembourg — 0.2%
ArcelorMittal#(1)	25,315	797,010
Millicom International Cellular SA SDR(1)	3,359	291,449
SES SA FDR(1)	8,551	197,846
Tenaris SA(1)	13,934	295,064

		1,581,369

Mauritius — 0.0%
Golden Agri - Resources, Ltd.(1)	584,000	320,197

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Netherlands — 2.2%
Aegon NV†(1)	44,579	$244,702
Akzo Nobel NV(1)	26,449	1,419,793
ASML Holding NV(1)	85,134	2,750,536
Corio NV(1)	1,688	97,169
Delta Lloyd NV(1)	10,258	183,644
European Aeronautic Defence and Space Co. NV†(1)	11,642	260,945
Fugro NV(1)	1,910	128,593
Heineken Holding NV(1)	53,063	2,134,701
Heineken NV(1)	60,659	2,809,608
ING Groep NV†(1)	112,945	998,284
Koninklijke Ahold NV(1)	266,229	3,216,240
Koninklijke Boskalis Westminster NV(1)	1,970	84,376
Koninklijke DSM NV(1)	16,551	807,843
Koninklijke KPN NV(1)	46,168	658,874
Koninklijke Philips Electronics NV(1)	29,070	784,247
Koninklijke Vopak NV(1)	6,061	279,030
Qiagen NV†(1)	6,631	120,740
Randstad Holding NV†(1)	3,145	143,831
Reed Elsevier NV(1)	19,616	229,380
SBM Offshore NV(1)	4,783	95,263
STMicroelectronics NV(1)	18,181	162,861
TNT NV(1)	11,101	264,272
Unilever NV(1)	48,040	1,354,379
Wolters Kluwer NV(1)	8,521	168,855

		19,398,166

New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	48,756	75,323
Contact Energy, Ltd.†(1)	25,606	112,765
Fletcher Building, Ltd.(1)	55,448	327,036
Sky City Entertainment Group, Ltd.(1)	51,417	119,492
Telecom Corp. of New Zealand, Ltd.(1)	177,568	285,225

		919,841

Norway — 0.3%
Aker Solutions ASA(1)	25,800	381,281
DnB NOR ASA(1)	28,800	352,382
Norsk Hydro ASA(1)	25,400	149,160
Orkla ASA#(1)	22,000	184,425
Renewable Energy Corp. ASA†#(1)	15,000	37,202
Statoil ASA#(1)	32,900	651,585
Telenor ASA(1)	52,234	750,352
Yara International ASA#(1)	5,400	256,799

		2,763,186

Portugal — 0.3%
Banco Comercial Portugues SA(1)	84,442	64,553
Banco Espirito Santo SA(1)	14,979	54,256
Brisa Auto - Estradas de Portugal SA(1)	5,541	35,506
Cimpor Cimentos de Portugal SGPS SA(1)	6,045	33,958
EDP - Energias de Portugal SA(1)	56,307	180,199
Galp Energia SGPS SA#(1)	90,720	1,520,708
Jeronimo Martins SGPS SA(1)	23,782	336,286
Portugal Telecom SGPS SA(1)	16,626	211,042

		2,436,508

Singapore — 1.6%
Ascendas Real Estate Investment Trust(1)	116,000	182,870
CapitaLand, Ltd.(1)	209,000	570,942
CapitaMall Trust(1)	172,000	239,592
CapitaMalls Asia, Ltd.(1)	112,000	167,231
City Developments, Ltd.(1)	44,000	421,312
ComfortDelgro Corp., Ltd.(1)	148,000	170,029
COSCO Corp. Singapore, Ltd.#(1)	90,000	137,419

Security Description	Shares	Value (Note 2)

Singapore (continued)
DBS Group Holdings, Ltd.(1)	147,000	$1,557,175
Fraser and Neave, Ltd.(1)	81,000	368,935
Global Logistic Properties, Ltd.†	129,000	216,897
Jardine Cycle & Carriage, Ltd.(1)	9,000	252,370
Keppel Corp., Ltd.(1)	108,000	870,835
Keppel Land, Ltd.(1)	56,000	201,254
Neptune Orient Lines, Ltd.†#(1)	81,000	132,760
Olam International, Ltd.(1)	108,000	249,162
Oversea-Chinese Banking Corp., Ltd.(1)	208,000	1,565,332
SembCorp Industries, Ltd.(1)	84,000	306,860
SembCorp Marine, Ltd.(1)	72,000	265,804
Singapore Airlines, Ltd.(1)	45,000	525,010
Singapore Exchange, Ltd.#(1)	76,000	495,607
Singapore Press Holdings, Ltd.#(1)	124,000	393,583
Singapore Technologies Engineering, Ltd.(1)	137,000	338,451
Singapore Telecommunications, Ltd.(1)	671,000	1,573,582
StarHub, Ltd.(1)	48,000	95,662
United Overseas Bank, Ltd.(1)	104,000	1,455,865
UOL Group, Ltd.(1)	30,000	102,642
Wilmar International, Ltd.#(1)	166,000	755,938
Yangzijiang Shipbuilding Holdings, Ltd.(1)	111,000	151,434

		13,764,553

Spain — 2.4%
Abertis Infraestructuras SA(1)	91,623	1,461,032
Acciona SA#(1)	24,540	1,589,476
Acerinox SA#(1)	2,990	42,782
ACS Actividades de Construccion y Servicios SA#(1)	4,040	177,615
Amadeus IT Holding SA†	5,900	113,346
Banco Bilbao Vizcaya Argentaria SA(1)	182,293	1,672,819
Banco de Sabadell SA†#(1)	30,595	118,941
Banco de Valencia SA#(1)	6,612	27,830
Banco Popular Espanol SA#(1)	24,725	126,032
Banco Santander SA(1)	555,658	5,267,108
Bankinter SA#(1)	107,204	541,531
Criteria CaixaCorp SA#(1)	23,988	117,727
EDP Renovaveis SA†(1)	6,714	32,363
Enagas(1)	5,109	94,353
Ferrovial SA#(1)	44,453	421,429
Fomento de Construcciones y Contratas SA#(1)	1,176	26,732
Gamesa Corp. Tecnologica SA†#(1)	7	47
Gas Natural SDG SA(1)	9,517	128,524
Gestevision Telecinco SA#(1)	4,942	46,873
Grifols SA#(1)	4,152	47,919
Iberdrola Renovables SA(1)	24,105	70,833
Iberdrola SA#(1)	532,406	3,663,332
Iberia Lineas Aereas de Espana SA†(1)	13,597	54,380
Inditex SA(1)	6,432	484,589
Indra Sistemas SA#(1)	2,706	43,281
Mapfre SA#(1)	22,528	57,184
Red Electrica Corp. SA(1)	3,088	135,182
Repsol YPF SA(1)	21,589	521,743
Telefonica SA(1)	183,936	3,914,406
Zardoya Otis SA#(1)	4,098	57,895

		21,057,304

Sweden — 2.5%
Alfa Laval AB(1)	9,633	169,055
Assa Abloy AB, Class B(1)	8,904	238,886
Atlas Copco AB, Class A(1)	196,490	4,335,681
Atlas Copco AB, Class B(1)	11,134	218,821
Boliden AB(1)	7,800	133,958
Electrolux AB, Class B(1)	20,160	478,588
Getinge AB, Class B(1)	5,711	119,849

122

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sweden (continued)
Hennes & Mauritz AB, Class B(1)	30,154	$1,018,357
Hexagon AB#(1)	7,500	142,013
Holmen AB(1)	1,507	44,762
Husqvarna AB, Class B#(1)	79,292	550,868
Industrivarden AB	3,500	51,658
Investor AB, Class B(1)	135,176	2,618,210
Kinnevik Investment AB(1)	13,584	268,187
Modern Times Group AB, Class B(1)	1,438	104,963
Nordea Bank AB(1)	271,725	2,704,714
Ratos AB Series B(1)	16,000	533,947
Sandvik AB(1)	29,734	502,709
Scania AB, Class B(1)	9,130	186,755
Securitas AB, Class B(1)	8,934	94,992
Skandinaviska Enskilda Banken AB, Class A(1)	40,245	291,906
Skanska AB, Class B(1)	17,256	306,555
SKF AB, Class B(1)	11,118	296,770
SSAB AB, Class A(1)	5,152	69,597
SSAB AB, Class B(1)	25	293
Svenska Cellulosa AB, Class B(1)	16,349	238,208
Svenska Handelsbanken AB, Class A(1)	14,426	430,815
Swedbank AB, Class A†(1)	20,379	257,647
Swedish Match AB(1)	6,591	184,294
Tele2 AB, Class B(1)	33,441	668,669
Telefonaktiebolaget LM Ericsson, Class B(1)	119,948	1,236,559
TeliaSonera AB(1)	407,498	3,139,180
Volvo AB, Class B†(1)	40,624	589,326

		22,226,792

Switzerland — 5.7%
ABB, Ltd.†(1)	80,549	1,559,725
Actelion, Ltd.†(1)	2,909	152,643
Adecco SA(1)	3,510	200,164
Aryzta AG†(1)	46,695	1,982,523
Baloise Holding AG(1)	33,235	2,832,994
Cie Financiere Richemont SA(1)	18,114	975,970
Credit Suisse Group AG(1)	153,887	5,689,485
GAM Holding AG†(1)	5,896	86,662
Geberit AG(1)	1,111	224,537
Givaudan SA(1)	237	237,448
Holcim, Ltd.(1)	37,945	2,445,816
Julius Baer Group, Ltd.(1)	5,896	223,858
Kuehne & Nagel International AG(1)	1,541	197,355
Lindt & Spruengli AG(1)	3	87,240
Lindt & Spruengli AG (Participation Certificate)(1)	25	68,064
Logitech International SA†(1)	5,194	99,489
Lonza Group AG(1)	27,371	2,110,979
Nestle SA(1)	211,680	11,500,744
Nobel Biocare Holding AG(1)	42,294	704,941
Novartis AG(1)	108,335	5,765,195
Pargesa Holding SA(1)	1,614	121,355
Roche Holding AG(1)	30,752	4,220,551
Schindler Holding AG(1)	614	70,215
Schindler Holding AG (Participation Certificate)(1)	1,387	156,618
SGS SA(1)	162	264,988
Sika AG(1)	50	99,595
Sonova Holding AG(1)	5,315	663,515
Straumann Holding AG#(1)	746	156,898
Swiss Life Holding AG†(1)	870	96,842
Swiss Reinsurance Co., Ltd.(1)	10,373	478,754
Swisscom AG(1)	3,762	1,534,200
Syngenta AG(1)	2,790	774,401
The Swatch Group AG(1)	1,239	89,733
The Swatch Group AG, Class B(1)	908	364,477
Transocean, Ltd.†	9,450	648,737

Security Description	Shares	Value (Note 2)

Switzerland (continued)
UBS AG†(1)	147,284	$2,203,387
Zurich Financial Services AG(1)	4,291	954,794

		50,044,892

United Kingdom — 17.7%
3i Group PLC(1)	27,689	128,702
Admiral Group PLC(1)	33,188	788,288
Aggreko PLC(1)	69,891	1,591,296
AMEC PLC(1)	9,445	159,024
Anglo American PLC(1)	151,755	6,650,002
Antofagasta PLC(1)	119,312	2,437,369
ARM Holdings PLC(1)	82,448	511,539
Associated British Foods PLC(1)	68,903	1,136,846
AstraZeneca PLC(1)	168,904	7,866,773
Autonomy Corp. PLC†(1)	59,653	1,238,638
Aviva PLC(1)	490,651	2,703,107
Babcock International Group PLC(1)	49,450	400,803
BAE Systems PLC(1)	610,679	3,140,171
Balfour Beatty PLC(1)	182,969	778,728
Barclays PLC(1)	1,225,882	4,925,923
BG Group PLC(1)	199,135	3,604,751
BHP Billiton PLC(1)	189,437	6,723,534
BP PLC(1)	1,187,927	7,897,838
British Airways PLC†#(1)	16,458	65,536
British American Tobacco PLC(1)	126,181	4,572,900
British Land Co. PLC(1)	90,216	674,352
British Sky Broadcasting Group PLC(1)	267,719	3,001,728
BT Group PLC(1)	1,312,945	3,469,033
Bunzl PLC(1)	139,920	1,527,137
Burberry Group PLC(1)	31,777	492,142
Cable & Wireless Worldwide PLC(1)	74,923	71,830
Cairn Energy PLC†(1)	39,912	239,724
Capital Shopping Centres Group PLC#(1)	15,283	92,999
Carnival PLC#(1)	62,069	2,530,243
Centrica PLC(1)	151,888	725,215
Cobham PLC(1)	381,879	1,141,209
Compass Group PLC(1)	238,317	2,057,857
Diageo PLC(1)	73,875	1,313,642
Essar Energy PLC†	9,600	77,947
Eurasian Natural Resources Corp. PLC(1)	7,348	100,290
FirstGroup PLC(1)	13,727	77,217
Fresnillo PLC(1)	95,089	2,084,764
G4S PLC(1)	127,183	470,415
GlaxoSmithKline PLC(1)	304,948	5,774,844
Hammerson PLC(1)	20,189	123,401
Home Retail Group PLC(1)	24,436	76,584
HSBC Holdings PLC(1)	1,093,115	11,012,189
ICAP PLC(1)	15,855	117,060
Imperial Tobacco Group PLC(1)	30,021	880,503
Inmarsat PLC(1)	12,485	125,994
Intercontinental Hotels Group PLC(1)	8,230	145,888
International Power PLC(1)	43,459	275,286
Intertek Group PLC(1)	4,500	127,019
Invensys PLC(1)	246,078	1,231,161
Investec PLC(1)	190,438	1,472,963
ITV PLC†(1)	105,416	109,185
J Sainsbury PLC(1)	34,563	191,122
Johnson Matthey PLC(1)	6,125	169,851
Kazakhmys PLC(1)	6,109	131,507
Kingfisher PLC(1)	67,386	246,102
Land Securities Group PLC(1)	73,081	714,415
Legal & General Group PLC(1)	1,600,847	2,280,044
Lloyds Banking Group PLC†(1)	4,430,458	4,172,618
London Stock Exchange Group PLC(1)	4,581	54,015

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Lonmin PLC†(1)	4,710	$123,918
Man Group PLC, Class B(1)	94,248	388,026
Marks & Spencer Group PLC(1)	244,469	1,416,486
National Grid PLC(1)	141,693	1,251,319
Next PLC(1)	5,382	168,526
Old Mutual PLC(1)	160,212	295,040
Pearson PLC(1)	124,979	1,798,996
Prudential PLC(1)	72,442	641,234
Reckitt Benckiser Group PLC(1)	18,180	961,215
Reed Elsevier PLC(1)	34,629	274,088
Rexam PLC(1)	157,544	738,419
Rio Tinto PLC(1)	83,589	5,296,248
Rolls-Royce Group PLC†(1)	54,664	518,226
Rolls-Royce Group PLC, Class C (Entitlement Shares)†	3,483,584	5,419
Royal Bank of Scotland Group PLC†(1)	512,719	299,456
Royal Dutch Shell PLC, Class A#(1)	358,608	10,791,372
Royal Dutch Shell PLC, Class B(1)	102,083	3,027,423
RSA Insurance Group PLC(1)	98,308	183,556
SABMiller PLC(1)	28,018	886,153
Schroders PLC(1)	3,188	79,092
Scottish & Southern Energy PLC(1)	27,214	474,536
Segro PLC(1)	21,157	89,892
Serco Group PLC(1)	14,059	118,589
Severn Trent PLC(1)	6,762	152,015
Smith & Nephew PLC(1)	25,358	229,647
Smiths Group PLC(1)	159,821	2,826,923
Standard Chartered PLC(1)	78,731	2,118,201
Standard Life PLC(1)	64,478	201,647
Tesco PLC(1)	236,656	1,524,712
The Capita Group PLC(1)	82,891	840,404
The Sage Group PLC(1)	37,539	150,453
The Weir Group PLC(1)	6,200	167,898
Thomas Cook Group PLC(1)	24,489	70,931
TUI Travel PLC#(1)	15,950	52,341
Tullow Oil PLC(1)	26,166	466,443
Unilever PLC(1)	37,846	1,045,577
United Utilities Group PLC(1)	29,545	274,002
Vedanta Resources PLC#(1)	3,402	104,926
Vodafone Group PLC(1)	2,771,179	6,924,958
Whitbread PLC(1)	5,022	131,891
WM Morrison Supermarkets PLC(1)	60,535	256,029
Xstrata PLC(1)	73,521	1,474,969

		155,742,459

United States — 0.3%
Synthes, Inc.(1)	22,995	2,813,176

Total Common Stock
(cost $793,647,895)		769,417,933

EXCHANGE-TRADED FUNDS — 9.4%
United States — 9.4%
iShares MSCI Emerging Markets Index Fund	906,620	40,589,377
Vanguard Emerging Markets ETF	917,140	41,766,556

Total EXCHANGE-TRADED FUNDS
(cost $71,882,855)		82,355,933

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG(1)	1,489	71,251
Fresenius SE(1)	4,106	354,231
Henkel AG & Co. KGaA(1)	10,961	672,306
Porsche Automobil Holding SE#(1)	2,497	187,802
ProSiebenSat.1Media AG	2,250	59,259
RWE AG(1)	1,113	64,614

Security Description	Shares/ Principal Amount(8)		Value (Note 2)

Germany (continued)
Volkswagen AG(1)		5,017	$806,417

Total Preferred Stock
(cost $1,869,870)			2,215,880

RIGHTS — 0.0%
Spain — 0.0%
Gestevision Telecinco SA†# Expires 12/04/10		3,037	2,090

Sweden — 0.0%
Hexagon AB†# Expires 12/16/10		5,400	15,150

Total Rights
(cost $11,545)			17,240

WARRANTS† — 0.0%
France — 0.0%
Fonciere Des Regions Expires 12/30/10 (strike price EUR 65.00)		2,420	1,351

Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike Price HKD 58.00)		16,000	5,254

Italy — 0.0%
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)		18,811	291
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)#		53,999	301

			592

Total Warrants
(cost $0)			7,197

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Bonds 4.19% due 12/14/22	GBP	5,000	13,068
National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP	5,000	9,312

Total Foreign Corporate Bonds & Notes
(cost $15,235)			22,380

Total Long-Term Investment Securities
(cost $867,427,400)			854,036,563

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Collective Investment Pool — 5.2%
Securities Lending Quality Trust(5)(6)		46,095,596	45,962,609

Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10		$1,225,000	1,225,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.11% due 12/02/10@		2,000,000	1,999,995

Total Short-Term Investment Securities
(cost $49,320,590)			49,187,604

124

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

REPURCHASE AGREEMENT — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $18,822,005 and collateralized by $19,205,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $19,389,358 (cost $18,822,000)	$18,822,000	$18,822,000

TOTAL INVESTMENTS
(cost $935,569,990)(7)	104.9%	922,046,167
Liabilities in excess of other assets	(4.9)	(43,470,485)

NET ASSETS —	100.0%	$878,575,682

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $769,459,202 representing 87.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the International Equities Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	% of Net Assets
Yamaichi Securities Co., Ltd. Common Stock	08/04/93	6,000	478,650	$0	$0.00	0.00%

				$—		0.00%

(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	At November 30, 2010, the Fund had loaned securities with a total value of $43,707,278. This was secured by collateral of $46,095,656, which was received in cash and subsequently invested in short-term investments currently value at $45,962,609 as reported in the portfolio of investments. The remaining collateral of $97,861 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.38% to 6.75%	08/31/11 to 08/15/40

(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United States Dollars unless otherwise indicated.

ADR—American Depository Receipt

FDR—Federal Depository Receipt

PPS—Price Protected Shares

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

VVPR—Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
101	Long	Emini MSCI EAFE	December 2010	$8,179,747	$7,744,680	$(435,067)
62	Long	SPI 200 Index	December 2010	6,979,611	6,827,977	(151,634)
63	Long	Nikkei 225 Index	December 2010	2,869,650	3,132,675	263,025

						$(323,676)

Currency Legend

EUR—Euro Dollar

GBP—British Pound

HKD—Hong Kong Dollar

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$525,372	$72,541,853	#	$0	$73,067,225
France	—	79,076,241	#	—	79,076,241
Germany	62,822	69,250,012	#	—	69,312,834
Japan	73,127	170,571,280	#	0	170,644,407
Switzerland	648,737	49,396,155	#	—	50,044,892
United Kingdom	83,366	155,659,093	#	—	155,742,459
Other Countries*	721,928	170,807,947	#	0	171,529,875
Exchange Traded Funds	82,355,933	—		—	82,355,933
Preferred Stock	59,259	2,156,621	#	—	2,215,880
Rights	17,240	—		—	17,240
Warrants	7,197	—		—	7,197
Foreign Corporate Bonds & Notes	—	22,380		—	22,380
Short-Term Investment Securities:
Collective Investment Pool	—	45,962,609		—	45,962,609
Time Deposit	—	1,225,000		—	1,225,000
U.S. Government Treasuries	—	1,999,995		—	1,999,995
Repurchase Agreement	—	18,822,000		—	18,822,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	263,025	—		—	263,025

Total	$84,818,006	$837,491,186		$0	$922,309,192

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$586,701	$—		$—	$586,701

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $769,459,202 representing 87.6% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$383
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(383)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Common Stock
$ (383)

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Sovereign	69.3%
United States Treasury Notes	7.7
Banks — Commercial	5.0
United States Treasury Bonds	2.7
Repurchase Agreements	1.6
Transport — Marine	0.7
Special Purpose Entities	0.6
Oil Companies — Exploration & Production	0.6
Building & Construction Products — Misc.	0.5
Gold Mining	0.5
Steel — Producers	0.5
Finance — Other Services	0.5
Finance — Auto Loans	0.5
Telephone — Integrated	0.4
Finance — Credit Card	0.4
Import/Export	0.4
Regional Authority	0.4
Banks — Special Purpose	0.3
Building Products — Cement	0.3
SupraNational Banks	0.3
Real Estate Operations & Development	0.4
Diversified Financial Services	0.3
Diversified Banking Institutions	0.3
Finance — Investment Banker/Broker	0.3
Investment Companies	0.3
Food — Retail	0.3
Electric — Integrated	0.3
Sovereign Agency	0.3
Aerospace/Defense	0.2
Retail — Discount	0.2
Forestry	0.2
Cosmetics & Toiletries	0.2
Coal	0.2
Diversified Manufacturing Operations	0.2
Petrochemicals	0.2
Electric — Generation	0.2
Diamonds/Precious Stones	0.1
Oil Refining & Marketing	0.2
Beverages — Wine/Spirits	0.1
Food — Misc.	0.1

97.8%

Country Allocation*

Japan	18.1%
United States	13.9
Brazil	5.5
United Kingdom	4.2
Turkey	4.1
Mexico	3.8
Italy	3.7
Russia	3.2
France	3.0
Venezuela	3.0
Germany	2.7
Peru	2.6
Canada	2.1
Argentina	1.7
Indonesia	1.6
Colombia	1.6
Philippines	1.5
Netherlands	1.5
Finland	1.4
Spain	1.3
Singapore	1.1
Ireland	1.1
Hungary	1.1
Ukrainian SSR	1.0
New Zealand	1.0
Cayman Islands	1.0
Belgium	0.9
Australia	0.8
British Virgin Islands	0.7
Poland	0.7
Luxembourg	0.6
Georgia	0.6
Austria	0.6
Malaysia	0.6
Sweden	0.6
Bermuda	0.5
Thailand	0.5
Norway	0.4
Switzerland	0.4
South Africa	0.4
SupraNational	0.3
Denmark	0.3
Portugal	0.3
United Arab Emirates	0.3
Greece	0.2
Sri Lanka	0.2
Dominica	0.2
Kazakhstan	0.2
India	0.2
Dominican Republic	0.2
Bahrain	0.1
El Salvador	0.1
Jersey	0.1

97.8%

Credit Quality Allocation+#

Government — Treasury	10.9%
AAA	15.4
AA	23.6
A	8.7
BBB	20.7
BB	12.1
B	6.0
Not Rated@	2.6

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
+	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES — 16.3%
Australia — 0.4%
Commonwealth Bank of Australia Government Guar. Notes 2.90% due 09/17/14*		100,000	$105,352
Macquarie Bank, Ltd. Sub. Notes 6.00% due 09/21/20	EUR	400,000	469,911

			575,263

Bermuda — 0.4%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*		300,000	311,250
Qtel International Finance, Ltd. Company Guar. Notes 3.38% due 10/14/16		350,000	337,181

			648,431

Brazil — 1.1%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		290,000	295,800
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*		300,000	300,773
Brazilian Government International Bond Senior Notes 4.88% due 01/22/21		790,000	840,165
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*		300,000	297,750

			1,734,488

British Virgin Islands — 0.7%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*		310,000	314,740
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		320,000	310,486
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20		500,000	491,517

			1,116,743

Canada — 0.5%
Bank of Montreal Senior Notes 2.13% due 06/28/13		250,000	256,968
Bank of Nova Scotia Senior Notes 2.05% due 10/07/15		400,000	399,390
Sino - Forest Corp. Company Guar. Notes 6.25% due 10/21/17*		118,000	117,474

			773,832

Cayman Islands — 1.0%
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*		280,000	291,200
China Forestry Holdings, Ltd. Company Guar. Notes 7.75% due 11/17/15*		255,000	247,106
Country Garden Holdings Co. Company Guar. Notes 11.25% due 04/22/17*		400,000	415,000

Security Description	Principal Amount(3)		Value (Note 2)

Cayman Islands (continued)
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		295,000	$303,850
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*		270,000	282,658

			1,539,814

Denmark — 0.3%
FIH Erhvervsbank A/S Government Liquidated Guar. Notes 2.13% due 03/21/13	EUR	350,000	460,456

Dominica — 0.2%
AES Andres Dominicana / Itabo Dominicana Company Guar. Notes 9.50% due 11/12/20*		265,000	270,300

France — 1.2%
Dexia Credit Local SA Government Guar. Notes 2.38% due 09/23/11*		550,000	556,833
Groupe Auchan SA Notes 2.88% due 11/15/17	EUR	350,000	444,609
RCI Banque SA Senior Notes 2.88% due 07/23/12	EUR	350,000	455,809
Societe Generale Senior Notes 3.00% due 03/31/15	EUR	400,000	512,584

			1,969,835

Germany — 0.3%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		225,000	239,625
Volkswagen Bank GmbH Senior Notes 2.38% due 06/28/13	EUR	210,000	274,547

			514,172

India — 0.2%
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*		260,000	257,324

Ireland — 1.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Company Guar. Notes 7.88% due 09/25/17*		460,000	461,531
BOM Capital PLC Senior Notes 6.70% due 03/11/15*		300,000	303,750
Irish Life & Permanent PLC Government Guar. Notes 3.13% due 04/22/13	EUR	217,000	240,533
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17*		265,000	252,971
Vnesheconombank Via VEB Finance, Ltd. Bank Guar. Notes 5.45% due 11/22/17*		555,000	548,373

			1,807,158

Jersey — 0.1%
Atlantic Finance, Ltd. Company Guar. Notes 8.75% due 05/27/14		120,000	125,700

128

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Kazakhstan — 0.2%
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		265,000	$259,369

Luxembourg — 0.6%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20*		255,000	259,443
Gazprom Via Gaz Capital SA Senior Notes 9.25% due 04/23/19		250,000	304,063
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*		480,000	471,176

			1,034,682

Mexico — 0.5%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		140,000	159,950
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		350,000	399,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		245,000	280,525

			839,475

Netherlands — 1.0%
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*		190,000	196,650
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*		270,000	299,700
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	755,543
Schlumberger Finance BV Company Guar. Notes 2.75% due 12/01/15	EUR	250,000	324,934

			1,576,827

New Zealand — 1.0%
ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	731,500
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	862,554

			1,594,054

Peru — 0.1%
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*		170,000	166,600

Portugal — 0.3%
BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	442,727

Singapore — 0.5%
PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	882,205

Security Description	Principal Amount(3)		Value (Note 2)

Spain — 0.4%
BBVA Senior Finance SAU Bank Guar. Notes 2.75% due 09/10/12	EUR	300,000	$382,739
CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	256,618

			639,357

SupraNational — 0.3%
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	546,937

Thailand — 0.5%
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20*		480,000	468,001
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	292,501

			760,502

Turkey — 0.2%
Akbank TAS Senior Notes 5.13% due 07/22/15*		255,000	254,107

United Arab Emirates — 0.3%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*		475,000	439,375

United Kingdom — 1.2%
Allied Domecq Financial Services, Ltd. Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	236,369
Barclays Bank PLC Sub. Notes 5.75% due 03/08/11	EUR	350,000	458,089
Biz Finance PLC for Ukreximbank Senior Notes 8.38% due 04/27/15		260,000	260,975
Royal Bank of Scotland PLC Company Guar. Notes 3.40% due 08/23/13		400,000	406,732
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		300,000	305,470
Smiths Group PLC Company Guar. Notes 4.13% due 05/05/17	EUR	228,000	293,899

			1,961,534

United States — 1.7%
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	597,972
American Honda Finance Corp. Senior Notes 3.88% due 09/16/14	EUR	200,000	273,904
Campbell Soup Co. Senior Notes 3.05% due 07/15/17		200,000	206,167
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		315,000	314,436

129

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
Colgate-Palmolive Co. Senior Notes 3.15% due 08/05/15		300,000	$319,727
Northrop Grumman Corp. Senior Notes 1.85% due 11/15/15		400,000	392,841
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*		250,000	237,714
Wal-Mart Stores, Inc. Senior Notes 3.25% due 10/25/20		400,000	390,274

			2,733,035

Total Corporate Bonds & Notes
(cost $25,650,054)			25,924,302

GOVERNMENT AGENCIES — 62.6%
Argentina — 1.7%
Republic of Argentina Notes 2.50% due 12/31/38(1)		1,372,134	583,157
Republic of Argentina Senior Bonds 7.00% due 10/03/15		1,030,000	937,300
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,405,600	1,250,984

			2,771,441

Australia — 0.4%
New South Wales Treasury Corp. Local Government Guar. 6.00% due 04/01/16	AUD	600,000	582,496

Austria — 0.6%
Republic of Austria Senior Bonds 3.20% due 02/20/17	EUR	400,000	536,121
Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	396,059

			932,180

Bahrain — 0.1%
Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*		235,000	240,924

Belgium — 0.9%
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,261,298
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	100,000	127,975

			1,389,273

Bermuda — 0.1%
Government of Bermuda Senior Notes 5.60% due 07/20/20*		155,000	166,044

Brazil — 4.4%
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		1,782,000	1,839,915

Security Description	Principal Amount(3)		Value (Note 2)

Brazil (continued)
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		700,000	$862,750
Federal Republic of Brazil Notes 8.00% due 01/15/18		441,667	526,687
Federal Republic of Brazil Bonds 8.25% due 01/20/34		810,000	1,113,750
Federal Republic of Brazil Notes 8.75% due 02/04/25		850,000	1,215,500
Federal Republic of Brazil Senior Bonds 10.25% due 01/10/28	BRL	1,500,000	900,210
Federal Republic of Brazil Senior Bonds 12.50% due 01/05/22	BRL	820,000	564,330

			7,023,142

Canada — 1.6%
Government of Canada Bonds 1.25% due 06/01/11	CAD	850,000	828,463
Government of Canada Notes 1.50% due 03/01/12	CAD	1,100,000	1,072,408
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	609,035

			2,509,906

Colombia — 1.6%
Republic of Colombia Senior Bonds 6.13% due 01/18/41		540,000	575,100
Republic of Colombia Senior Notes 7.38% due 03/18/19		464,000	570,720
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	1,041,600
Republic of Colombia Senior Bonds 8.13% due 05/21/24		260,000	338,000

			2,525,420

Dominican Republic — 0.2%
Dominican Republic Senior Bonds 7.50% due 05/06/21*		230,000	253,023

El Salvador — 0.1%
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		200,000	228,000

Finland — 1.4%
Government of Finland Senior Notes 3.13% due 09/15/14	EUR	100,000	137,444
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	1,160,000	1,558,048
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	320,000	464,266

			2,159,758

130

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
France — 1.8%
Government of France Bonds 3.25% due 04/25/16	EUR	1,000,000	$1,364,693
Government of France Bonds 3.75% due 10/25/19	EUR	775,000	1,062,898
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	495,297
Government of France Bonds 5.50% due 04/25/29	EUR	347	567

			2,923,455

Georgia — 0.6%
Republic of Georgia Bonds 7.50% due 04/15/13		950,000	978,500

Germany — 2.4%
Federal Republic of Germany Bonds 2.25% due 04/11/14	EUR	100,000	134,443
Federal Republic of Germany Bonds 2.25% due 09/04/20	EUR	850,000	1,070,210
Federal Republic of Germany Bonds 3.25% due 07/04/42	EUR	300,000	400,268
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	100,000	138,952
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	750,000	1,067,825
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	895,022
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	156,689

			3,863,409

Greece — 0.2%
Hellenic Republic Government Bonds 3.80% due 03/20/11	EUR	300,000	383,048

Hungary — 1.1%
Republic of Hungary Bonds 5.50% due 02/12/14	HUF	125,000,000	540,036
Republic of Hungary Senior Notes 6.25% due 01/29/20		168,000	162,120
Republic of Hungary Bonds 6.75% due 02/24/17	HUF	120,000,000	506,200
Republic of Hungary Bonds 8.00% due 02/12/15	HUF	120,000,000	551,268

			1,759,624

Indonesia — 1.6%
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		925,000	1,051,725

Security Description	Principal Amount(3)		Value (Note 2)

Indonesia (continued)
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	$914,550
Republic of Indonesia Senior Notes 11.63% due 03/04/19		390,000	593,288

			2,559,563

Japan — 18.1%
Government of Japan Senior Bonds 0.20% due 06/15/12	JPY	170,000,000	2,031,733
Government of Japan Senior Bonds 0.40% due 06/20/15	JPY	32,400,000	386,465
Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	952,867
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	219,000,000	2,629,062
Government of Japan Senior Bonds 0.80% due 03/20/13	JPY	360,000,000	4,358,938
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	155,000,000	1,818,664
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	190,000,000	2,312,236
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	40,000,000	493,434
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	422,495
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	17,850,000	222,891
Government of Japan Senior Bonds 1.50% due 12/20/11	JPY	133,000,000	1,611,234
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,376,903
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	6,000,000	76,321
Government of Japan Senior Bonds 1.70% due 09/20/17	JPY	228,000,000	2,902,198
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,679,435
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	160,000,000	1,874,596
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	1,993,410
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	48,000,000	588,418

			28,731,300

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Malaysia — 0.6%
Federation of Malaysia Senior Bonds 3.74% due 02/27/15	MYR	2,900,000	$931,347

Mexico — 3.3%
United Mexican States Senior Notes 5.13% due 01/15/20		1,424,000	1,537,920
United Mexican States Notes 5.95% due 03/19/19		514,000	589,815
United Mexican States Senior Notes 6.05% due 01/11/40		590,000	626,875
United Mexican States Bonds 7.00% due 06/19/14	MXN	7,130,000	596,064
United Mexican States Senior Notes 7.50% due 04/08/33		440,000	552,200
United Mexican States Notes 8.13% due 12/30/19		440,000	579,700
United Mexican States Senior Bonds 8.30% due 08/15/31		610,000	834,175

			5,316,749

Netherlands — 0.5%
Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	550,000	780,623

Norway — 0.4%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	3,900,000	638,276

Peru — 2.5%
Republic of Peru Senior Bonds 5.63% due 11/18/50		520,000	512,067
Republic of Peru Senior Bonds 6.55% due 03/14/37		1,025,000	1,168,500
Republic of Peru Senior Bonds 7.35% due 07/21/25		821,000	1,009,830
Republic of Peru Bonds 7.84% due 08/12/20	PEN	2,305,000	930,712
Republic of Peru Senior Bonds 8.75% due 11/21/33		280,000	398,300

			4,019,409

Philippines — 1.5%
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		505,000	601,581
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		560,000	705,600
Republic of the Philippines Senior Notes 9.50% due 02/02/30		340,000	506,600
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		400,000	628,000

			2,441,781

Security Description	Principal Amount(3)		Value (Note 2)

Poland — 0.7%
Government of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	$578,409
Government of Poland Bonds 5.75% due 04/25/14		PLN1,400,000	458,911

			1,037,320

Russia — 3.2%
Russian Federation Senior Bonds 5.00% due 04/29/20*		600,000	598,200
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		2,376,225	2,735,748
Russian Federation Notes 12.75% due 06/24/28		970,000	1,683,920

			5,017,868

Singapore — 0.6%
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	620,000	491,099
Republic of Singapore Senior Bonds 3.25% due 09/01/20	SGD	660,000	541,226

			1,032,325

South Africa — 0.4%
Republic of South Africa Senior Notes 5.88% due 05/30/22		530,000	586,975

Spain — 0.9%
Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	421,779
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	428,610
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	307,253
Kingdom of Spain Senior Bonds 4.85% due 10/31/20	EUR	180,000	220,885

			1,378,527

Sri Lanka — 0.2%
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		310,000	319,300

Sweden — 0.6%
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	3,100,000	471,979
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,700,000	441,929

			913,908

Switzerland — 0.4%
Swiss Confederation Bonds 2.25% due 07/06/20	CHF	570,000	605,803

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Turkey — 3.9%
Republic of Turkey Senior Notes 6.75% due 05/30/40		680,000	$768,400
Republic of Turkey Senior Notes 6.88% due 03/17/36		1,065,000	1,224,750
Republic of Turkey Senior Notes 7.00% due 06/05/20		950,000	1,123,375
Republic of Turkey Senior Notes 7.25% due 03/15/15		520,000	603,200
Republic of Turkey Senior Notes 7.38% due 02/05/25		700,000	850,500
Republic of Turkey Senior Notes 7.50% due 11/07/19		970,000	1,185,825
Republic of Turkey Senior Notes 8.00% due 02/14/34		387,000	503,100

			6,259,150

Ukrainian SSR — 1.0%
Republic of Ukraine Bonds 7.75% due 09/23/20*		1,690,000	1,639,300

Venezuela — 3.0%
Republic of Venezuela Bonds 5.75% due 02/26/16		710,000	473,925
Republic of Venezuela Bonds 7.65% due 04/21/25		450,000	256,500
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		675,000	550,125
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		3,095,000	2,096,863
Republic of Venezuela Senior Bonds 9.25% due 05/07/28		650,000	409,500
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		1,480,000	943,500

			4,730,413

Total Government Agencies
(cost $94,543,439)			99,629,580

GOVERNMENT TREASURIES — 17.3%
Italy — 3.7%
Republic of Italy Bonds 2.50% due 07/01/12	EUR	600,000	774,538
Republic of Italy Bonds 4.00% due 09/01/20	EUR	300,000	371,229
Republic of Italy Bonds 4.25% due 09/01/19	EUR	1,200,000	1,533,377
Republic of Italy Bonds 4.50% due 02/01/18	EUR	330,000	436,401
Republic of Italy Senior Bonds 5.00% due 03/01/25	EUR	275,000	358,906

Security Description	Principal Amount(3)		Value (Note 2)

Italy (continued)
Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	$1,476,662
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	959,467

			5,910,580

United Kingdom — 3.0%
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,175,000	1,836,152
Government of United Kingdom Bonds 4.75% due 03/07/20	GBP	395,000	688,960
Government of United Kingdom Bonds 5.25% due 06/07/12	GBP	930,000	1,545,918
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	328,000	722,732

			4,793,762

United States — 10.6%
United States Treasury Bonds 1.75% due 01/15/28		521,335	553,348
4.38% due 11/15/39		700,000	733,359
5.38% due 02/15/31		700,000	854,547
5.50% due 08/15/28		1,250,000	1,542,187
7.88% due 02/15/21		400,000	581,500
United States Treasury Notes 1.13% due 06/30/11		750,000	753,838
1.13% due 12/15/12		400,000	405,125
1.25% due 09/30/15		600,000	595,735
1.50% due 07/15/12		1,400,000	1,425,375
1.75% due 04/15/13		500,000	514,100
2.25% due 01/31/15		380,000	396,892
2.38% due 08/31/14		1,650,000	1,733,015
2.38% due 09/30/14		700,000	735,328
2.63% due 08/15/20		2,950,000	2,916,812
3.00% due 08/31/16		700,000	748,891
3.63% due 08/15/19		1,340,000	1,454,214
4.50% due 11/15/15		700,000	803,250

			16,747,516

Total Government Treasuries
(cost $27,559,250)			27,451,858

Total Long - Term Investment Securities
(cost $147,752,743)			153,005,740

REPURCHASE AGREEMENT — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $2,547,001 and collateralized by $2,575,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $2,599,720 (cost $2,547,000)		2,547,000	2,547,000

TOTAL INVESTMENTS
(cost $150,299,743)(2)		97.8%	155,552,740
Other assets less liabilities		2.2	3,558,210

NET ASSETS —		100.0%	$159,110,950

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $17,206,578 representing 10.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS London	JPY	50,000,000	USD	593,718	12/2/2010	$–	$(3,725)
	JPY	42,000,000	USD	516,453	12/6/2010	14,571	–
	USD	591,204	JPY	50,000,000	12/2/2010	6,239	–

						$20,810	$(3,725)

Currency Legend

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

CHF—Switzerland Franc

EUR—Euro Dollar

GBP—British Pound

HUF—Hungary Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysia Ringgits

NOK—Norwegian Krone

PEN—Peru Nuevos Soles

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollars

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$25,924,302	$—	$25,924,302
Government Agencies	—	99,629,580	—	99,629,580
Government Treasuries	—	27,451,858	—	27,451,858
Repurchase Agreement	—	2,547,000	—	2,547,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	20,810	—	20,810

Total	$—	$155,573,550	$—	$155,573,550

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Depreciation	$—	$3,725	$—	$3,725

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Banks — Commercial	6.3%
Collective Investment Pool	5.9
Diversified Banking Institutions	5.3
Medical — Drugs	4.2
Oil Companies — Integrated	4.1
Food — Misc.	3.9
Auto — Cars/Light Trucks	3.0
Diversified Minerals	2.7
Cellular Telecom	2.5
Diversified Operations	2.5
Food — Retail	2.4
Chemicals — Diversified	2.0
Time Deposits	2.0
Industrial Gases	2.0
Oil Companies — Exploration & Production	1.9
Brewery	1.7
Telephone — Integrated	1.5
Soap & Cleaning Preparation	1.5
Machinery — Construction & Mining	1.5
Power Converter/Supply Equipment	1.4
Medical Products	1.4
Electronic Components — Misc.	1.3
Oil — Field Services	1.3
Office Automation & Equipment	1.3
Transport — Rail	1.2
Distribution/Wholesale	1.2
Tobacco	1.2
Retail — Jewelry	1.1
Industrial Automated/Robotic	1.1
Beverages — Wine/Spirits	1.1
Insurance — Multi — line	1.0
Electronic Components — Semiconductors	1.1
Electric Products — Misc.	1.0
Electric — Integrated	1.0
Diversified Manufacturing Operations	0.9
Food — Catering	0.9
Semiconductor Components — Integrated Circuits	0.9
Auto/Truck Parts & Equipment — Original	0.8
Multimedia	0.8
Computers	0.9
Retail — Apparel/Shoe	0.8
Computer Services	0.8
Athletic Footwear	0.8
Repurchase Agreements	0.8
Medical — Generic Drugs	0.8
Cosmetics & Toiletries	0.8
Insurance — Property/Casualty	0.8
Human Resources	0.7
Enterprise Software/Service	0.7
Chemicals — Specialty	0.7
Agricultural Chemicals	0.7
Dialysis Centers	0.6
Investment Management/Advisor Services	0.6
Import/Export	0.6
Telecom Services	0.5
Real Estate Operations & Development	0.6
Transport — Services	0.5
Metal — Copper	0.5
Retail — Misc./Diversified	0.5
Airlines	0.5
Machinery — General Industrial	0.5
Publishing — Books	0.4
Electronics — Military	0.4
E — Commerce/Services	0.4
Advertising Services	0.4
Internet Content — Information/News	0.4
Finance — Other Services	0.4
Apparel Manufacturers	0.4
Wireless Equipment	0.4

Hotels/Motels	0.4
Publishing — Periodicals	0.4
Web Portals/ISP	0.4
Finance — Leasing Companies	0.4
Cruise Lines	0.3
Gas — Distribution	0.3
Filtration/Separation Products	0.4
Engineering/R&D Services	0.3
Retail — Home Furnishings	0.3
Retail — Convenience Store	0.3
Precious Metals	0.3
Commercial Services	0.3
Retail — Consumer Electronics	0.3
Oil & Gas Drilling	0.3
Broadcast Services/Program	0.3
Medical — Biomedical/Gene	0.3
Electronic Measurement Instruments	0.2
Semiconductor Equipment	0.2
Retail — Building Products	0.2
Machinery — Farming	0.2
Computers — Integrated Systems	0.2
Paper & Related Products	0.2
Building Products — Cement	0.2
Beverages — Non — alcoholic	0.2
Casino Hotels	0.2
Advertising Sales	0.2
Insurance — Reinsurance	0.2
Satellite Telecom	0.2
Finance — Investment Banker/Broker	0.2
Telecom Equipment — Fiber Optics	0.1
Photo Equipment & Supplies	0.1
Investment Companies	0.1
Gambling (Non — Hotel)	0.2
Rubber — Tires	0.1
Real Estate Investment Trusts	0.1
Optical Supplies	0.1
Electric — Transmission	0.1
Electronic Connectors	0.1
Finance — Credit Card	0.1

105.8%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Country Allocation*

United Kingdom	19.0%
Japan	11.4
United States	9.8
Switzerland	9.7
France	8.9
Germany	8.4
Netherlands	4.0
Australia	3.5
Sweden	2.6
Canada	2.4
Taiwan	2.2
Bermuda	1.8
South Korea	1.8
Brazil	1.7
Hong Kong	1.7
Singapore	1.3
Spain	1.3
India	1.1
Denmark	1.1
Belgium	1.1
Mexico	1.1
Cayman Islands	1.0
Jersey	1.0
Ireland	0.9
China	0.8
Italy	0.8
Russia	0.8
Israel	0.8
Norway	0.8
Finland	0.6
Poland	0.5
Turkey	0.5
Indonesia	0.4
Philippines	0.3
Austria	0.3
South Africa	0.2
Luxembourg	0.2

105.8%

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.9%
Australia — 3.5%
BHP Billiton, Ltd.(1)	203,788	$8,377,255
Cochlear, Ltd.(1)	26,872	2,013,592
CSL, Ltd.(1)	40,427	1,350,583
QBE Insurance Group, Ltd.(1)	61,470	990,122
Wesfarmers, Ltd.(1)	91,178	2,741,140
Westpac Banking Corp.(1)	30,400	620,981
Woolworths, Ltd.(1)	36,985	949,936
WorleyParsons, Ltd.(1)	75,749	1,823,377

		18,866,986

Austria — 0.3%
Erste Group Bank AG(1)	38,435	1,506,217

Belgium — 1.1%
Anheuser-Busch InBev NV(1)	75,244	4,121,355
Umicore(1)	34,340	1,628,513

		5,749,868

Bermuda — 1.8%
Esprit Holdings, Ltd.(1)	255,000	1,221,779
Li & Fung, Ltd.(1)	903,400	5,625,850
Seadrill, Ltd.(1)	46,950	1,436,408
Signet Jewelers, Ltd.†	26,580	1,058,682
VimpelCom, Ltd. ADR	46,706	731,883

		10,074,602

Brazil — 1.1%
Banco Santander Brasil SA ADR	250,952	3,274,924
Vale SA, Class A	94,700	2,651,114

		5,926,038

Canada — 2.4%
Bombardier, Inc., Class B	27,200	124,534
Canadian National Railway Co. (Toronto)	44,578	2,847,816
Canadian National Railway Co. (New York)	62,390	3,989,840
Canadian Natural Resources, Ltd.	31,686	1,218,918
Cenovus Energy, Inc.	40,092	1,153,297
EnCana Corp.#	29,955	829,595
Fairfax Financial Holdings, Ltd.#	2,857	1,106,452
Suncor Energy, Inc.#	36,968	1,241,690
Talisman Energy, Inc.	40,420	776,073

		13,288,215

Cayman Islands — 1.0%
Baidu, Inc. ADR†	21,750	2,287,883
Ctrip.com International, Ltd. ADR†	26,720	1,170,870
Focus Media Holding, Ltd. ADR†	38,919	907,980
Wynn Macau, Ltd.(1)	487,876	981,671

		5,348,404

China — 0.8%
Industrial & Commercial Bank of China, Class H(1)	4,956,000	3,845,828
ZTE Corp., Class H(1)	214,000	785,449

		4,631,277

Denmark — 1.1%
Carlsberg A/S, Class B(1)	10,530	994,986
Novo Nordisk A/S, Class B(1)	51,350	5,088,001

		6,082,987

Finland — 0.6%
Fortum Oyj(1)	84,140	2,219,340
Kone Oyj, Class B(1)	22,640	1,184,651

		3,403,991

Security Description	Shares	Value (Note 2)

France — 8.9%
Accor SA(1)	49,278	$2,082,094
Air Liquide SA(1)	45,158	5,284,077
AXA SA(1)	82,977	1,191,553
BNP Paribas(1)	67,058	3,963,839
Cie Generale d’Optique Essilor International SA(1)	8,170	510,426
Compagnie Generale des Etablissements Michelin, Class B(1)	9,755	659,624
Danone SA(1)	91,507	5,358,195
Eutelsat Communications#(1)	24,636	829,306
Legrand SA(1)	32,830	1,254,427
LVMH Moet Hennessy Louis Vuitton SA#(1)	52,907	8,021,512
Pernod-Ricard SA#(1)	35,624	2,902,512
Publicis Groupe SA(1)	51,433	2,297,807
Safran SA(1)	74,740	2,340,290
Schneider Electric SA(1)	54,028	7,578,404
Total SA(1)	87,811	4,249,712

		48,523,778

Germany — 8.4%
Adidas AG(1)	47,524	2,983,682
Allianz SE(1)	22,170	2,432,167
BASF SE(1)	35,250	2,635,030
Bayer AG(1)	55,020	3,995,303
Bayerische Motoren Werke AG(1)	61,900	4,655,540
Beiersdorf AG(1)	39,216	2,276,492
Daimler AG†(1)	35,910	2,324,983
Deutsche Boerse AG(1)	36,480	2,206,568
Fresenius Medical Care AG & Co. KGaA(1)	58,802	3,393,982
Linde AG(1)	39,663	5,539,115
MAN SE(1)	11,681	1,373,388
Merck KGaA(1)	18,762	1,464,367
Metro AG(1)	27,090	1,943,158
Puma AG Rudolf Dassler Sport(1)	4,367	1,298,079
SAP AG(1)	80,361	3,749,056
Siemens AG(1)	30,750	3,363,774

		45,634,684

Hong Kong — 1.7%
China Unicom Hong Kong, Ltd.(1)	694,000	932,001
China Unicom Hong Kong, Ltd. ADR	101,412	1,362,977
CNOOC, Ltd.(1)	979,000	2,115,121
Hutchison Whampoa, Ltd.(1)	161,000	1,602,977
Lenovo Group, Ltd.#(1)	2,192,000	1,453,520
Sun Hung Kai Properties, Ltd.(1)	71,000	1,164,826
The Link REIT(1)	207,500	647,130

		9,278,552

India — 1.1%
ICICI Bank, Ltd. ADR	37,880	1,895,515
Infosys Technologies, Ltd. ADR#	64,835	4,288,835

		6,184,350

Indonesia — 0.4%
Bank Mandiri Tbk PT(1)	988,500	700,146
Bank Rakyat Indonesia Persero Tbk PT(1)	825,000	957,522
United Tractors Tbk PT(1)	267,000	678,828

		2,336,496

Ireland — 0.9%
Anglo Irish Bank Corp., Ltd.†(3)	58,907	0
Ryanair Holdings PLC ADR	56,603	1,728,089
WPP PLC(1)	300,621	3,324,391

		5,052,480

137

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Israel — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	85,040	$4,255,402

Italy — 0.8%
Saipem SpA(1)	111,213	4,624,751

Japan — 11.4%
Aeon Credit Service Co., Ltd.#(1)	29,000	374,261
Canon, Inc.#(1)	147,100	6,920,023
Denso Corp.(1)	72,700	2,374,307
FANUC, Ltd.(1)	42,600	6,103,789
Fujitsu, Ltd.(1)	181,000	1,161,481
Hirose Electric Co., Ltd.(1)	3,800	375,529
Hoya Corp.(1)	104,200	2,458,019
Inpex Corp.(1)	391	2,011,491
Keyence Corp.#(1)	5,300	1,337,639
Komatsu, Ltd.(1)	154,500	4,279,689
Konica Minolta Holdings, Inc.(1)	69,000	709,030
Lawson, Inc.(1)	38,300	1,696,471
Mitsubishi Corp.(1)	129,500	3,274,587
Mitsubishi UFJ Financial Group, Inc.(1)	375,500	1,776,892
Murata Manufacturing Co., Ltd.(1)	12,700	775,517
Nidec Corp.#(1)	43,000	4,305,996
Nissan Motor Co., Ltd.(1)	288,200	2,703,588
Nitori Holdings Co., Ltd.(1)	19,850	1,747,173
Nomura Holdings, Inc.(1)	141,300	813,863
ORIX Corp.#(1)	22,360	1,910,482
Rakuten, Inc.#(1)	1,475	1,129,753
Shin-Etsu Chemical Co., Ltd.(1)	49,800	2,434,023
Softbank Corp.(1)	99,500	3,448,074
Sumitomo Realty & Development Co., Ltd.(1)	91,000	1,959,572
Toyota Motor Corp.(1)	33,675	1,305,322
Unicharm Corp.#(1)	49,100	1,918,561
Yahoo! Japan Corp.#(1)	2,663	954,641
Yamada Denki Co., Ltd.#(1)	24,030	1,525,118

		61,784,891

Jersey — 1.0%
Petrofac, Ltd.(1)	73,200	1,582,353
Shire PLC(1)	114,796	2,686,531
Wolseley PLC†(1)	38,180	1,020,589

		5,289,473

Luxembourg — 0.2%
Millicom International Cellular SA	11,615	1,007,950

Mexico — 1.1%
America Movil SAB de CV, Series L ADR	58,967	3,329,277
Fomento Economico Mexicano SAB de CV ADR	17,571	993,640
Grupo Televisa SA ADR	60,712	1,414,589

		5,737,506

Netherlands — 4.0%
Akzo Nobel NV(1)	42,617	2,287,698
ASML Holding NV(1)	41,230	1,332,072
CNH Global NV†	28,510	1,180,884
Heineken NV(1)	81,837	3,790,532
ING Groep NV CVA†(1)	257,018	2,271,698
Koninklijke Ahold NV(1)	112,231	1,355,832
Koninklijke KPN NV(1)	94,766	1,352,426
Randstad Holding NV†(1)	34,834	1,593,072
TNT NV(1)	54,299	1,292,649
Unilever NV CVA(1)	107,153	3,020,936
Wolters Kluwer NV(1)	101,853	2,018,359

		21,496,158

Security Description	Shares	Value (Note 2)

Norway — 0.8%
Petroleum Geo-Services ASA†(1)	67,440	$817,432
Telenor ASA(1)	88,670	1,273,763
Yara International ASA(1)	45,320	2,155,212

		4,246,407

Philippines — 0.3%
Philippine Long Distance Telephone Co.(1)	28,050	1,529,615

Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA(1)	207,077	2,872,625

Russia — 0.8%
Gazprom OAO ADR(1)	63,943	1,420,676
Magnit OJSC GDR	42,380	1,118,832
Sberbank of Russia, Class S(1)	541,130	1,719,938

		4,259,446

Singapore — 1.3%
Keppel Corp., Ltd.(1)	452,000	3,644,604
Singapore Telecommunications, Ltd.(1)	509,950	1,195,898
United Overseas Bank, Ltd.(1)	171,760	2,404,417

		7,244,919

South Africa — 0.2%
MTN Group, Ltd.(1)	72,009	1,230,509

South Korea — 1.8%
Hyundai Mobis(1)	9,741	2,307,383
Hyundai Motor Co.(1)	19,013	2,819,812
NHN Corp†(1)	6,169	1,043,018
Samsung Electronics Co., Ltd.(1)	2,320	1,649,989
Samsung Electronics Co., Ltd. GDR(1)	5,153	1,808,999
Samsung Electronics Co., Ltd. GDR†*	306	107,100

		9,736,301

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA(1)(2)	66,956	614,424
Banco Santander SA(1)	229,549	2,175,906
Inditex SA(1)	24,920	1,877,483
Red Electrica Corp. SA(1)	11,507	503,737
Telefonica SA(1)	84,420	1,796,571

		6,968,121

Sweden — 2.6%
Alfa Laval AB(1)	105,960	1,859,553
Atlas Copco AB, Class A(1)	132,230	2,917,742
Kinnevik Investment AB, Class B(1)	35,810	706,992
Svenska Cellulosa AB, Class B(1)	75,187	1,095,487
Swedbank AB, Class A†(1)	185,590	2,346,368
Telefonaktiebolaget LM Ericsson, Class B(1)	210,186	2,166,835
Volvo AB, Class B†(1)	192,540	2,793,148

		13,886,125

Switzerland — 9.7%
Adecco SA(1)	15,950	909,579
Cie Financiere Richemont SA(1)	43,974	2,369,289
Givaudan SA(1)	3,725	3,732,042
Holcim, Ltd.(1)	16,550	1,066,761
Julius Baer Group, Ltd.(1)	99,438	3,775,448
Kuehne & Nagel International AG(1)	13,920	1,782,724
Nestle SA(1)	229,024	12,443,057
Novartis AG(1)	102,391	5,448,877
Roche Holding AG(1)	59,594	8,178,964
SGS SA(1)	960	1,570,302
Sonova Holding AG(1)	18,833	2,351,078
Swiss Reinsurance Co., Ltd.(1)	19,663	907,524

138

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Syngenta AG(1)	5,388	$1,495,510
The Swatch Group AG, Class B(1)	7,260	2,914,207
UBS AG†(1)	244,556	3,658,588

		52,603,950

Taiwan — 2.2%
AU Optronics Corp.†(1)	1,305,000	1,300,697
Hon Hai Precision Industry Co., Ltd.(1)	738,040	2,619,733
HTC Corp.(1)	113,400	3,135,607
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	861,269	1,788,209
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	280,000	3,010,000

		11,854,246

Turkey — 0.5%
Akbank TAS(1)	226,948	1,283,955
Turkiye Garanti Bankasi AS(1)	263,890	1,465,130

		2,749,085

United Kingdom — 19.0%
Admiral Group PLC(1)	85,765	2,037,107
Antofagasta PLC(1)	142,998	2,921,239
ARM Holdings PLC(1)	337,380	2,093,233
Barclays PLC(1)	895,639	3,598,918
BG Group PLC(1)	407,446	7,375,606
British Airways PLC†#(1)	213,650	850,754
British American Tobacco PLC(1)	106,883	3,873,525
Burberry Group PLC(1)	141,660	2,193,942
Carnival PLC(1)	46,650	1,901,687
Centrica PLC(1)	392,406	1,873,610
Compass Group PLC(1)	566,296	4,889,941
Diageo PLC(1)	179,583	3,193,337
Hays PLC(1)	429,246	721,845
HSBC Holdings PLC (Hong Kong)(1)	492,140	4,959,115
HSBC Holdings PLC (London)(1)	440,370	4,436,347
Imperial Tobacco Group PLC(1)	89,335	2,620,159
Informa PLC(1)	206,865	1,271,590
International Power PLC(1)	486,378	3,080,903
Kingfisher PLC(1)	343,947	1,256,138
Ladbrokes PLC(1)	164,343	315,794
Lloyds Banking Group PLC†(1)	893,730	841,718
Next PLC(1)	43,301	1,355,877
Reckitt Benckiser Group PLC(1)	152,606	8,068,602
Reed Elsevier PLC(1)	301,163	2,383,699
Rolls-Royce Group PLC, Class C(2)†	9,272,192	14,423
Royal Dutch Shell PLC, Class A#(1)	66,398	1,998,075
Royal Dutch Shell PLC, Class B(1)	160,072	4,747,173
Schroders PLC(1)	103,565	2,569,361
Smith & Nephew PLC(1)	62,356	564,708
Smiths Group PLC(1)	85,148	1,506,103
Standard Chartered PLC(1)	183,903	4,947,779
Tesco PLC(1)	1,065,243	6,863,080
The Capita Group PLC(1)	62,788	636,587
Tullow Oil PLC(1)	48,398	862,757
Vodafone Group PLC(1)	2,434,519	6,083,671
William Hill PLC(1)	154,004	372,986
Xstrata PLC(1)	191,890	3,849,674

		103,131,063

United States — 0.5%
Synthes, Inc.(1)	21,269	2,602,020

Total Common Stock
(cost $472,456,315)		520,999,488

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.6%
Brazil — 0.6%
Banco Bradesco SA ADR#	111,843	$2,243,571
Petroleo Brasileiro SA ADR	39,701	1,162,445

Total Preferred Stock
(cost $2,669,485)		3,406,016

RIGHTS† — 0.0%
China — 0.0%
Industrial & Commercial Bank of China, Class H Expires 12/16/10(2)	253,755	83,331
(cost $0)	253,755	83,331

REGISTERED INVESTMENT COMPANIES — 0.1%
United States — 0.1%
India Fund, Inc. (cost $463,738)	19,994	711,386

Total Long-Term Investment Securities
(cost $475,589,538)		525,200,221

SHORT-TERM INVESTMENT SECURITIES — 8.4%
Certificates of Deposit — 0.5%
BNP Paribas Finance, Inc. 0.23% due 12/01/10	$2,690,000	2,690,000
Collective Investment Pool — 5.9%
Securities Lending Quality Trust(4)	32,158,416	32,065,639
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	10,953,000	10,953,000

Total Short-Term Investment Securities
(cost $45,801,416)		45,708,639

REPURCHASE AGREEMENT — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 11/30/10, to be repurchased 12/01/10 in the amount of $4,256,001 collateralized by $4,300,000 of United States Treasury Notes bearing interest at 1.00% due 04/30/12 and having approximate value of $4,341,280 (cost $4,256,000)	4,256,000	4,256,000

TOTAL INVESTMENTS
(cost $525,646,954)(5)	105.8%	575,164,860
Liabilities in excess of other assets	(5.8)	(31,756,781)

NET ASSETS —	100.0%	$543,408,079

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $107,100 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $469,920,423 representing 86.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $712,178 representing 0.1% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(5)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

139

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$48,523,778	#	$—	$48,523,778
Germany	—	45,634,684	#	—	45,634,684
Japan	—	61,784,891	#	—	61,784,891
Switzerland	—	52,603,950	#	—	52,603,950
United Kingdom	14,423	103,116,640	#	—	103,131,063
Other Countries*	51,064,641	158,256,481	#	0	209,321,122
Preferred Stock	3,406,016	—		—	3,406,016
Rights	83,331	—		—	83,331
Exchange Traded Funds	711,386	—		—	711,386
Short-Term Investment Securities:
Certificate of Deposit	—	2,690,000		—	2,690,000
Collective Investment Pool	—	32,065,639		—	32,065,639
Time Deposit	—	10,953,000		—	10,953,000
Repurchase Agreement	—	4,256,000		—	4,256,000

Total	$55,279,797	$519,885,063		$0	$575,164,860

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $469,920,423 representing 86.5% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$724
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(724)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Common Stock
$(724)

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	9.3%
Medical — Drugs	7.9
Diversified Banking Institutions	7.8
Oil Companies — Exploration & Production	5.8
Oil Companies — Integrated	5.5
Wireless Equipment	5.2
Commercial Services — Finance	5.1
E-Commerce/Products	5.1
Television	3.8
Retail — Building Products	3.2
E-Commerce/Services	2.9
Footwear & Related Apparel	2.8
Medical — Biomedical/Gene	2.8
Banks — Fiduciary	2.6
Oil — Field Services	2.5
Web Portals/ISP	2.5
Office Supplies & Forms	2.1
Toys	2.1
Advertising Agencies	2.0
Industrial Gases	1.9
Human Resources	1.9
Diversified Manufacturing Operations	1.9
Beverages — Wine/Spirits	1.6
Enterprise Software/Service	1.5
Consumer Products — Misc.	1.5
Transport — Services	1.4
Tobacco	1.4
Medical Instruments	1.3
Insurance — Life/Health	1.3
Investment Management/Advisor Services	1.3
Finance — Credit Card	1.3
Aerospace/Defense	1.2
Multimedia	1.1
Medical Products	1.1
Beverages — Non-alcoholic	1.0
Aerospace/Defense — Equipment	1.0
Networking Products	1.0
Time Deposits	1.0
Cosmetics & Toiletries	1.0
Racetracks	0.9
Food — Misc.	0.8
Investment Companies	0.4

109.8%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.5%
Advertising Agencies — 2.0%
Omnicom Group, Inc.	58,728	$2,668,600

Aerospace/Defense — 1.2%
The Boeing Co.	24,632	1,570,783

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	18,140	1,365,398

Banks - Fiduciary — 2.6%
State Street Corp.	79,367	3,428,654

Beverages - Non-alcoholic — 1.0%
PepsiCo, Inc.	21,287	1,375,779

Beverages - Wine/Spirits — 1.6%
Diageo PLC(6)	117,973	2,097,791

Commercial Services - Finance — 5.1%
Moody’s Corp.#	209,015	5,607,872
Visa, Inc., Class A	14,890	1,099,627

		6,707,499

Consumer Products - Misc. — 1.5%
Clorox Co.	31,407	1,941,267

Cosmetics & Toiletries — 1.0%
The Procter & Gamble Co.	21,026	1,284,058

Diversified Banking Institutions — 7.8%
Bank of America Corp.	354,430	3,881,008
JPMorgan Chase & Co.	84,444	3,156,517
The Goldman Sachs Group, Inc.	19,886	3,105,000

		10,142,525

Diversified Manufacturing Operations — 1.9%
General Electric Co.	153,251	2,425,963

E-Commerce/Products — 5.1%
Amazon.com, Inc.†#	22,205	3,894,757
Blue Nile, Inc.†#	55,359	2,737,503

		6,632,260

E-Commerce/Services — 2.9%
Ancestry.com, Inc.†	130,536	3,730,719

Enterprise Software/Service — 1.5%
Oracle Corp.	74,310	2,009,342

Finance - Credit Card — 1.3%
American Express Co.	38,073	1,645,515

Food - Misc. — 0.8%
McCormick & Co., Inc.#	24,190	1,064,602

Footwear & Related Apparel — 2.8%
The Timberland Co., Class A†#	149,551	3,705,874

Human Resources — 1.9%
Robert Half International, Inc.#	87,885	2,436,172

Industrial Gases — 1.9%
Air Products & Chemicals, Inc.	29,438	2,538,144

Insurance - Life/Health — 1.3%
Prudential Financial, Inc.#	33,068	1,675,886

Investment Companies — 0.4%
Apollo Global Mgmt LLC, Class A†*(1)(2)	72,697	508,879

Investment Management/Advisor Services — 1.3%
T. Rowe Price Group, Inc.#	28,504	1,662,638

Medical Instruments — 1.3%
Medtronic, Inc.	51,164	1,715,529

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical Products — 1.1%
Johnson & Johnson#	22,705	$1,397,493

Medical - Biomedical/Gene — 2.8%
Amgen, Inc.†	70,083	3,692,673

Medical - Drugs — 7.9%
Merck & Co., Inc.	131,276	4,525,084
Novartis AG ADR#	48,677	2,599,838
Pfizer, Inc.	200,252	3,262,105

		10,387,027

Multimedia — 1.1%
FactSet Research Systems, Inc.#	16,441	1,457,824

Networking Products — 1.0%
Cisco Systems, Inc.†	69,613	1,333,785

Office Supplies & Forms — 2.1%
Avery Dennison Corp.#	74,826	2,808,968

Oil Companies - Exploration & Production — 5.8%
Apache Corp.	25,759	2,772,699
Occidental Petroleum Corp.	28,336	2,498,385
Ultra Petroleum Corp.†#	48,290	2,269,147

		7,540,231

Oil Companies - Integrated — 5.5%
Chevron Corp.	41,175	3,333,940
Exxon Mobil Corp.	55,819	3,882,769

		7,216,709

Oil - Field Services — 2.5%
Schlumberger, Ltd.	41,732	3,227,553

Racetracks — 0.9%
International Speedway Corp., Class A#	50,769	1,202,718

Retail - Building Products — 3.2%
Home Depot, Inc.#	136,729	4,130,583

Television — 3.8%
CBS Corp., Class B#	292,416	4,924,285

Tobacco — 1.4%
Philip Morris International, Inc.	31,091	1,768,767

Toys — 2.1%
Nintendo Co., Ltd.(6)	9,900	2,688,988

Transport - Services — 1.4%
United Parcel Service, Inc., Class B	26,128	1,832,357

Web Portals/ISP — 2.5%
Google, Inc., Class A†	5,804	3,225,341

Wireless Equipment — 5.2%
QUALCOMM, Inc.	146,765	6,859,796

Total Long - Term Investment Securities
(cost $113,483,443)		130,028,975

SHORT - TERM INVESTMENT SECURITIES — 10.3%
Collective Investment Pool — 9.3%
Securities Lending Quality Trust(3)(4)	12,217,734	12,182,486

Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/31/10	$1,322,000	1,322,000

Total Short - Term Investment Securities
(cost $13,539,734)		13,504,486

142

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

TOTAL INVESTMENTS
(cost $127,023,177)(5)	109.8%	$143,533,461
Liabilities in excess of other assets	(9.8)	(12,851,781)

NET ASSETS —	100.0%	$130,681,680

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $508,879 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $508,879 representing 0.4% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Large Cap Core Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	Value as a % of Net Assets
Apollo Global Manage ment LLC, Class A Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	$1,383,129	$508,879	$7.00	0.4%

(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At November 30, 2010, the Fund had loaned securities with a total value of $13,927,614. This was secured by collateral of $12,217,734, which was received in cash and subsequently invested in short-term investments currently value at $12,182,486 as reported in the portfolio of investments. The remaining collateral of $2,019,508 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bonds/Notes	3.50%-6.38%	02/15/18 to 08/15/39

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $4,786,779 representing 3.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$6,707,499	$—		$—	$6,707,499
Diversified Banking Institutions	10,142,525	—		—	10,142,525
E-Commerce/Products	6,632,260	—		—	6,632,260
Medical-Drugs	10,387,027	—		—	10,387,027
Oil Companies - Exploration & Production	7,540,231	—		—	7,540,231
Oil Companies - Integrated	7,216,709	—		—	7,216,709
Other Industries*	76,615,945	4,786,779	#	—	81,402,724
Short-Term Investment Securities:
Collective Investment Pool	—	12,182,486		—	12,182,486
Time Deposits	—	1,322,000		—	1,322,000

Total	$125,242,196	$18,291,265		$—	$143,533,461

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,786,779 representing 3.7% of net assets; see Note 2.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Computers	7.3%
Collective Investment Pool	4.6
Oil — Field Services	4.5
Agricultural Chemicals	3.7
Medical — Biomedical/Gene	3.4
Retail — Apparel/Shoe	3.3
Electronic Components — Semiconductors	3.3
Web Portals/ISP	3.1
Wireless Equipment	2.9
E-Commerce/Products	2.7
Applications Software	2.5
Oil Companies — Exploration & Production	2.5
Commercial Services — Finance	2.4
Aerospace/Defense — Equipment	2.2
Diversified Banking Institutions	2.1
Computers — Memory Devices	2.1
Enterprise Software/Service	2.1
Retail — Discount	2.0
Transport — Rail	1.9
Investment Management/Advisor Services	1.8
Medical Products	1.8
Diversified Manufacturing Operations	1.7
Beverages — Non-alcoholic	1.7
Pharmacy Services	1.5
Coal	1.4
Networking Products	1.4
Computer Services	1.4
Oil Field Machinery & Equipment	1.4
Internet Content — Information/News	1.3
Casino Hotels	1.3
Retail — Restaurants	1.3
Electric Products — Misc.	1.2
Multimedia	1.2
Medical — Generic Drugs	1.1
Repurchase Agreements	1.1
Transport — Services	1.1
Gold Mining	1.0
Time Deposits	1.0
Cosmetics & Toiletries	1.0
Cable/Satellite TV	0.9
Vitamins & Nutrition Products	0.9
Hotels/Motels	0.9
Auto — Cars/Light Trucks	0.9
Machinery — Construction & Mining	0.9
Engines — Internal Combustion	0.8
Machinery — Farming	0.7
Medical — Drugs	0.7
Finance — Credit Card	0.7
Instruments — Scientific	0.7
E-Commerce/Services	0.7
Banks — Super Regional	0.5
Industrial Gases	0.5
Metal — Copper	0.5
Oil Companies — Integrated	0.5
Cellular Telecom	0.5
Distribution/Wholesale	0.5
Medical — HMO	0.5
Retail — Drug Store	0.5
Medical Instruments	0.5
Airlines	0.4
Semiconductor Equipment	0.4
Agricultural Operations	0.4
Oil & Gas Drilling	0.4
Aerospace/Defense	0.4
Web Hosting/Design	0.4
Electronic Measurement Instruments	0.4
Commercial Services	0.4
Telecom Equipment — Fiber Optics	0.4
Medical — Wholesale Drug Distribution	0.3

Retail — Jewelry	0.3
Apparel Manufacturers	0.3
Retail — Regional Department Stores	0.3
Retail — Office Supplies	0.3
X-Ray Equipment	0.3
Finance — Investment Banker/Broker	0.2
Steel — Specialty	0.2
Electronic Components — Misc.	0.1
Electronic Forms	0.1

104.6%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.9%
Aerospace/Defense — 0.4%
The Boeing Co.	22,200	$1,415,694

Aerospace/Defense - Equipment — 2.2%
Goodrich Corp.	56,921	4,882,114
United Technologies Corp.	42,400	3,191,448

		8,073,562

Agricultural Chemicals — 3.7%
Monsanto Co.	124,621	7,467,290
Potash Corp. of Saskatchewan, Inc.	34,131	4,906,331
The Mosaic Co.	20,328	1,374,783

		13,748,404

Agricultural Operations — 0.4%
Bunge, Ltd.	23,805	1,447,820

Airlines — 0.4%
United Continental Holdings, Inc.†#	58,748	1,626,145

Apparel Manufacturers — 0.3%
Coach, Inc.	18,600	1,051,644

Applications Software — 2.5%
Citrix Systems, Inc.†	31,418	2,086,784
Microsoft Corp.	103,100	2,599,151
Red Hat, Inc.†	34,672	1,508,232
Salesforce.com, Inc.†	23,182	3,227,398

		9,421,565

Auto - Cars/Light Trucks — 0.9%
Ford Motor Co.†#	154,143	2,457,039
General Motors Co.†#	26,500	906,300

		3,363,339

Banks - Super Regional — 0.5%
Comerica, Inc.	25,156	917,942
Wells Fargo & Co.	42,400	1,153,704

		2,071,646

Beverages - Non-alcoholic — 1.7%
PepsiCo, Inc.	97,601	6,307,953

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	176,744	3,534,880

Casino Hotels — 1.3%
Las Vegas Sands Corp.†#	99,963	5,006,147

Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	34,264	1,934,545

Coal — 1.4%
Peabody Energy Corp.	91,786	5,397,935

Commercial Services — 0.4%
Iron Mountain, Inc.	60,300	1,339,263

Commercial Services-Finance — 2.4%
Visa, Inc., Class A	123,852	9,146,470

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A†	55,446	3,602,881
International Business Machines Corp.	11,400	1,612,644

		5,215,525

Computers — 7.3%
Apple, Inc.†	83,951	26,121,354
Hewlett-Packard Co.	32,500	1,362,725

		27,484,079

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 2.1%
EMC Corp.†	305,627	$6,567,924
Western Digital Corp.†	44,293	1,483,816

		8,051,740

Cosmetics & Toiletries — 1.0%
The Procter & Gamble Co.	58,700	3,584,809

Distribution/Wholesale — 0.5%
WW Grainger, Inc.#	15,451	1,930,293

Diversified Banking Institutions — 2.1%
Citigroup, Inc.†	200,000	840,000
JPMorgan Chase & Co.	99,187	3,707,610
Morgan Stanley	52,200	1,276,812
The Goldman Sachs Group, Inc.	14,400	2,248,416

		8,072,838

Diversified Manufacturing Operations — 1.7%
Danaher Corp.	57,300	2,478,225
Honeywell International, Inc.	35,976	1,788,367
Ingersoll-Rand PLC#	54,824	2,247,784

		6,514,376

E-Commerce/Products — 2.7%
Amazon.com, Inc.†	46,316	8,123,826
MercadoLibre, Inc.†	29,100	1,851,342

		9,975,168

E-Commerce/Services — 0.7%
Netflix, Inc.†	8,247	1,698,057
priceline.com, Inc.†	2,000	788,100

		2,486,157

Electric Products - Misc. — 1.2%
AMETEK, Inc.	41,717	2,468,395
Emerson Electric Co.	36,900	2,032,083

		4,500,478

Electronic Components - Misc. — 0.1%
Tyco Electronics, Ltd.	15,008	456,543

Electronic Components - Semiconductors — 3.3%
Avago Technologies, Ltd.	62,946	1,643,520
Broadcom Corp., Class A	98,623	4,387,737
Cree, Inc.†	16,300	1,062,434
Intel Corp.	93,400	1,972,608
Rovi Corp.†	26,269	1,449,261
Xilinx, Inc.#	71,942	1,951,067

		12,466,627

Electronic Forms — 0.1%
Adobe Systems, Inc.†	14,600	404,858

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	38,400	1,344,768

Engines - Internal Combustion — 0.8%
Cummins, Inc.	29,281	2,843,771

Enterprise Software/Service — 2.1%
Oracle Corp.	287,358	7,770,160

Finance - Credit Card — 0.7%
American Express Co.	60,556	2,617,230

Finance - Investment Banker/Broker — 0.2%
The Charles Schwab Corp.	57,900	870,237

Gold Mining — 1.0%
Barrick Gold Corp.#	75,562	3,902,777

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hotel/Motels — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	59,483	$3,381,014

Industrial Gases — 0.5%
Praxair, Inc.	22,457	2,067,167

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	49,830	2,534,354

Internet Content - Information/News — 1.3%
Baidu, Inc. ADR†	48,119	5,061,638

Investment Management/Advisor Services — 1.8%
Ameriprise Financial, Inc.	50,260	2,605,478
Franklin Resources, Inc.	20,383	2,325,497
Invesco, Ltd.	88,200	1,917,468

		6,848,443

Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.	15,600	1,319,760
Terex Corp.†#	79,100	1,920,548

		3,240,308

Machinery - Farming — 0.7%
Deere & Co.	37,690	2,815,443

Medical Instruments — 0.5%
St. Jude Medical, Inc.†	45,400	1,756,526

Medical Products — 1.8%
Baxter International, Inc.	27,371	1,328,862
Covidien PLC	64,800	2,726,136
Hospira, Inc.†	47,594	2,677,639

		6,732,637

Medical - Biomedical/Gene — 3.4%
Alexion Pharmaceuticals, Inc.†	15,700	1,200,265
Amgen, Inc.†	14,000	737,660
Celgene Corp.†	41,800	2,482,084
Dendreon Corp.†#	44,042	1,574,061
Gilead Sciences, Inc.†	142,631	5,206,031
United Therapeutics Corp.†	24,135	1,518,816

		12,718,917

Medical - Drugs — 0.7%
Abbott Laboratories	22,850	1,062,754
Allergan, Inc.	26,100	1,729,647

		2,792,401

Medical - Generic Drugs — 1.1%
Mylan, Inc.†	84,800	1,659,112
Teva Pharmaceutical Industries, Ltd. ADR	50,133	2,508,655

		4,167,767

Medical - HMO — 0.5%
UnitedHealth Group, Inc.	51,016	1,863,104

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	41,600	1,283,360

Metal - Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	19,200	1,945,344

Multimedia — 1.2%
The Walt Disney Co.	39,300	1,434,843
Time Warner, Inc.	28,200	831,618
Viacom, Inc., Class B	55,900	2,114,697

		4,381,158

Networking Products — 1.4%
Cisco Systems, Inc.†	274,028	5,250,377

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling — 0.4%
Transocean, Ltd.†	21,549	$1,444,429

Oil Companies - Exploration & Production — 2.5%
Apache Corp.	11,500	1,237,860
EOG Resources, Inc.	26,906	2,393,289
Occidental Petroleum Corp.	46,800	4,126,356
Southwestern Energy Co.†	40,100	1,451,620

		9,209,125

Oil Companies - Integrated — 0.5%
Exxon Mobil Corp.	27,900	1,940,724

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	42,893	2,063,582
National Oilwell Varco, Inc.	50,081	3,069,465

		5,133,047

Oil - Field Services — 4.5%
Halliburton Co.	113,544	4,296,505
Schlumberger, Ltd.	128,645	9,949,404
Weatherford International, Ltd.†	127,887	2,610,174

		16,856,083

Pharmacy Services — 1.5%
Express Scripts, Inc.†	56,110	2,922,770
Medco Health Solutions, Inc.†	42,686	2,617,505

		5,540,275

Retail - Apparel/Shoe — 3.3%
Abercrombie & Fitch Co., Class A#	21,320	1,071,330
Guess?, Inc.	22,500	1,063,125
Limited Brands, Inc.#	136,835	4,607,234
Ross Stores, Inc.	64,445	4,181,192
Urban Outfitters, Inc.†#	42,700	1,613,633

		12,536,514

Retail - Discount — 2.0%
Dollar Tree, Inc.†	30,600	1,681,470
Target Corp.	50,200	2,858,388
Wal-Mart Stores, Inc.	51,800	2,801,862

		7,341,720

Retail - Drug Store — 0.5%
CVS Caremark Corp.	56,878	1,763,218

Retail - Jewelry — 0.3%
Tiffany & Co.#	18,063	1,121,712

Retail - Office Supplies — 0.3%
Staples, Inc.	44,700	983,847

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	40,300	1,034,904

Retail - Restaurants — 1.3%
McDonald’s Corp.	63,434	4,966,882

Semiconductor Equipment — 0.4%
ASML Holding NV	47,551	1,551,589

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.	13,000	672,100

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	75,600	1,335,096

Transport - Rail — 1.9%
Union Pacific Corp.	78,252	7,051,288

146

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.	30,691	$2,262,234
FedEx Corp.	18,800	1,713,056

		3,975,290

Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	58,503	3,485,024

Web Hosting/Design — 0.4%
Equinix, Inc.†	17,378	1,348,533

Web Portals/ISP — 3.1%
Google, Inc., Class A†	19,553	10,865,798
Yahoo!, Inc.†	56,000	883,120

		11,748,918

Wireless Equipment — 2.9%
American Tower Corp., Class A†	82,044	4,148,965
QUALCOMM, Inc.	140,988	6,589,779

		10,738,744

X-Ray Equipment — 0.3%
Hologic, Inc.†	58,700	962,679

Total Long - Term Investment Securities
(cost $307,785,721)		366,961,145

Security Description	Shares/ Principal Amount		Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 5.6%
Collective Investment Pool — 4.6%
Securities Lending Quality Trust(1)	17,281,561		$17,231,703

Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$3,874,000		3,874,000

Total Short - Term Investment Securities
(cost $21,155,561)			21,105,703

REPURCHASE AGREEMENTS — 1.1%
State Street Bank & Trust Co., Joint Repurchase Agreement(2) (cost $4,037,000)	4,037,000		4,037,000

TOTAL INVESTMENTS
(cost $332,978,282)(3)	104.6%		392,103,848
Liabilities in excess of other assets	(4.6)		(17,135,848)

NET ASSETS —	100.0	% $	374,968,000

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$27,484,079	$—	$—	$27,484,079
Other Industries*	339,477,066	—	—	339,477,066
Short-Term Investment Securities:
Collective Investment Pool	—	17,231,703	—	17,231,703
Time Deposits	—	3,874,000	—	3,874,000
Repurchase Agreement	—	4,037,000	—	4,037,000

Total	$366,961,145	$25,142,703	$—	$392,103,848

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2010 — (Unaudited)

Industry Allocation*

Collective Investment Pool	13.0%
Real Estate Investment Trusts	7.1
Electric — Integrated	3.4
Banks — Commercial	3.0
Oil Companies — Exploration & Production	2.6
Gas — Distribution	2.5
Electronic Components — Semiconductors	2.4
Retail — Apparel/Shoe	2.4
Chemicals — Specialty	2.3
Diversified Manufacturing Operations	1.8
Machinery — Construction & Mining	1.7
Retail — Restaurants	1.6
Computers — Integrated Systems	1.4
Medical Instruments	1.4
Insurance — Property/Casualty	1.4
Savings & Loans/Thrifts	1.3
Internet Infrastructure Software	1.3
Medical — Biomedical/Gene	1.3
Engineering/R&D Services	1.2
Distribution/Wholesale	1.2
Oil & Gas Drilling	1.1
Insurance — Reinsurance	1.1
Medical — Hospitals	1.0
Investment Management/Advisor Services	1.0
Electronic Parts Distribution	1.0
Containers — Paper/Plastic	1.0
Retail — Discount	1.0
Consulting Services	0.9
Commercial Services — Finance	0.9
Oil — Field Services	0.9
Repurchase Agreements	0.9
E-Commerce/Services	0.8
Electronic Measurement Instruments	0.8
Machinery — General Industrial	0.8
Building — Residential/Commercial	0.8
Steel — Producers	0.8
Telecommunication Equipment	0.7
Transport — Truck	0.7
Finance — Investment Banker/Broker	0.7
Food — Misc.	0.7
Transport — Marine	0.7
Medical Products	0.7
Electronic Design Automation	0.7
Insurance — Multi-line	0.6
Auto/Truck Parts & Equipment — Original	0.6
Computer Aided Design	0.6
Instruments — Controls	0.6
Web Hosting/Design	0.6
Electric Products — Misc.	0.6
Metal Processors & Fabrication	0.6
Aerospace/Defense — Equipment	0.6
Consumer Products — Misc.	0.6
Coal	0.6
Coatings/Paint	0.6
Semiconductor Components — Integrated Circuits	0.5
Medical — Drugs	0.5
Semiconductor Equipment	0.5
Insurance Brokers	0.5
Retail — Auto Parts	0.5
Enterprise Software/Service	0.5
Electronic Components — Misc.	0.5
Human Resources	0.5
Machine Tools & Related Products	0.5
Machinery — Electrical	0.5
Schools	0.5
Hospital Beds/Equipment	0.5
Medical — Generic Drugs	0.5
Data Processing/Management	0.5
Batteries/Battery Systems	0.5

Commercial Services	0.5
Transport — Rail	0.5
Respiratory Products	0.5
Soap & Cleaning Preparation	0.4
Apparel Manufacturers	0.4
Retail — Pet Food & Supplies	0.4
Rental Auto/Equipment	0.4
Telecom Services	0.4
Airlines	0.4
Coffee	0.4
X-Ray Equipment	0.4
Transactional Software	0.4
Machinery — Farming	0.4
Filtration/Separation Products	0.4
Multimedia	0.4
Paper & Related Products	0.4
Decision Support Software	0.4
Footwear & Related Apparel	0.4
Insurance — Life/Health	0.4
Building Products — Cement	0.4
Medical — HMO	0.4
Diagnostic Equipment	0.4
Telephone — Integrated	0.4
Diagnostic Kits	0.3
Beverages — Non-alcoholic	0.3
Retail — Mail Order	0.3
Containers — Metal/Glass	0.3
Real Estate Management/Services	0.3
Power Converter/Supply Equipment	0.3
Medical Information Systems	0.3
Cosmetics & Toiletries	0.3
Networking Products	0.3
Retail — Gardening Products	0.3
Miscellaneous Manufacturing	0.3
Non-Hazardous Waste Disposal	0.3
Retail — Sporting Goods	0.3
Research & Development	0.3
Water	0.3
Textile — Home Furnishings	0.3
Food — Meat Products	0.3
Physicians Practice Management	0.3
Medical Labs & Testing Services	0.3
Retail — Catalog Shopping	0.3
E-Marketing/Info	0.3
Pharmacy Services	0.3
Industrial Automated/Robotic	0.3
Auction Houses/Art Dealers	0.2
Private Corrections	0.2
Oil Field Machinery & Equipment	0.2
Casino Services	0.2
Auto — Heavy Duty Trucks	0.2
Publishing — Books	0.2
Web Portals/ISP	0.2
Leisure Products	0.2
Retail — Automobile	0.2
Medical — Outpatient/Home Medical	0.2
Office Furnishings — Original	0.2
Recreational Vehicles	0.2
Intimate Apparel	0.2
Computer Services	0.2
Electronic Connectors	0.2
Motion Pictures & Services	0.2
Machinery — Pumps	0.2
Cellular Telecom	0.2
Advertising Sales	0.2
Machinery — Print Trade	0.2
Investment Companies	0.2
Medical Sterilization Products	0.2
Building Products — Air & Heating	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Food — Baking	0.2%
Funeral Services & Related Items	0.2
Wireless Equipment	0.2
Veterinary Diagnostics	0.2
Patient Monitoring Equipment	0.2
Retail — Major Department Stores	0.2
Steel Pipe & Tube	0.2
Hazardous Waste Disposal	0.2
Recreational Centers	0.2
Oil Refining & Marketing	0.2
Food — Retail	0.1
Applications Software	0.1
Transport — Equipment & Leasing	0.1
Chemicals — Diversified	0.1
Telecom Equipment — Fiber Optics	0.1
Agricultural Chemicals	0.1
Building — Mobile Home/Manufactured Housing	0.1
U.S. Government Treasuries	0.1
Building — Maintance & Services	0.1
Printing — Commercial	0.1
Building & Construction Products — Misc.	0.1
Retail — Hair Salons	0.1
Tobacco	0.1
Environmental Monitoring & Detection	0.1
Building — Heavy Construction	0.1
Racetracks	0.1
Food — Confectionery	0.1
Medical — Nursing Homes	0.1
Retail — Bookstores	0.1

113.0%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 — (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†#	126,000	$4,630,500

Aerospace/Defense - Equipment — 0.6%
Alliant Techsystems, Inc.†	73,100	5,402,821
BE Aerospace, Inc.†	225,300	7,998,150

		13,400,971

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	97,600	2,991,440

Airlines — 0.4%
AirTran Holdings, Inc.†#	298,200	2,218,608
Alaska Air Group, Inc.†	78,900	4,339,500
JetBlue Airways Corp.†#	443,600	3,012,044

		9,570,152

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.†#	210,700	5,720,505
Under Armour, Inc., Class A#	77,300	4,462,529

		10,183,034

Applications Software — 0.1%
Quest Software, Inc.†	135,200	3,420,560

Auction House/Art Dealers — 0.2%
Sotheby’s	147,600	5,920,236

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	199,400	5,722,780

Auto/Truck Parts & Equipment - Original — 0.6%
BorgWarner, Inc.†	251,100	15,151,374

Banks - Commercial — 3.0%
Associated Banc - Corp.#	380,900	4,873,615
BancorpSouth, Inc.#	161,800	2,079,130
Bank of Hawaii Corp.	106,300	4,602,790
Cathay General Bancorp#	172,900	2,335,879
City National Corp.#	102,100	5,484,812
Commerce Bancshares, Inc.	163,400	6,135,670
Cullen/Frost Bankers, Inc.#	133,600	7,152,944
FirstMerit Corp.#	239,600	4,175,030
Fulton Financial Corp.#	437,800	3,786,970
International Bancshares Corp.#	116,600	2,005,520
PacWest Bancorp.#	69,300	1,178,100
Prosperity Bancshares, Inc.#	102,700	3,341,858
SVB Financial Group†#	92,400	4,151,532
Synovus Financial Corp.#	1,728,800	3,509,464
TCF Financial Corp.#	279,000	3,797,190
Trustmark Corp.#	125,200	2,671,768
Valley National Bancorp.#	354,800	4,505,960
Webster Financial Corp.	145,200	2,395,800
Westamerica Bancorporation#	64,200	3,138,096

		71,322,128

Banks - Fiduciary — 0.0%
Wilmington Trust Corp.	201,600	790,272

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†	154,600	10,882,294

Beverages - Non - alcoholic — 0.3%
Hansen Natural Corp.†	151,400	8,057,508

Building & Construction Products - Misc. — 0.1%
Louisiana - Pacific Corp.†#	284,500	2,332,900

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	100,700	4,429,793

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.4%
Martin Marietta Materials, Inc.#	100,200	$8,470,908

Building - Heavy Construction — 0.1%
Granite Construction, Inc.#	75,100	1,905,287

Building - Maintance & Services — 0.1%
Rollins, Inc.#	93,300	2,520,966

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	93,300	2,755,149

Building - Residential/Commercial — 0.8%
KB Home	159,000	1,796,700
MDC Holdings, Inc.#	83,000	2,072,510
NVR, Inc.†#	12,900	7,997,742
Ryland Group, Inc.#	97,100	1,415,718
Toll Brothers, Inc.†	317,800	5,704,510

		18,987,180

Casino Hotels — 0.0%
Boyd Gaming Corp.†	123,400	1,103,196

Casino Services — 0.2%
Bally Technologies, Inc.†#	118,800	4,653,396
Scientific Games Corp., Class A†	138,900	1,118,145

		5,771,541

Cellular Telecom — 0.2%
Syniverse Holdings, Inc.†	152,800	4,669,568

Chemicals - Diversified — 0.1%
Olin Corp.#	174,400	3,186,288

Chemicals - Specialty — 2.3%
Albemarle Corp.	201,000	10,872,090
Ashland, Inc.	173,400	8,822,592
Cabot Corp.	143,900	5,151,620
Cytec Industries, Inc.	108,000	5,165,640
Lubrizol Corp.	148,600	15,537,616
Minerals Technologies, Inc.#	40,900	2,488,356
NewMarket Corp.#	21,900	2,755,020
Sensient Technologies Corp.#	109,400	3,716,318

		54,509,252

Coal — 0.6%
Arch Coal, Inc.	357,800	10,447,760
Patriot Coal Corp.†#	176,300	2,852,534

		13,300,294

Coatings/Paint — 0.6%
RPM International, Inc.	286,300	5,863,424
Valspar Corp.#	216,900	7,166,376

		13,029,800

Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	253,700	9,407,196

Commercial Services — 0.5%
Alliance Data Systems Corp.†#	115,900	7,310,972
Convergys Corp.†	273,200	3,521,548

		10,832,520

Commercial Services - Finance — 0.9%
Global Payments, Inc.	175,500	7,293,780
Lender Processing Services, Inc.	205,000	6,307,850
SEI Investments Co.	323,800	7,311,404

		20,913,034

150

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.6%
ANSYS, Inc.†	200,200	$9,709,700
Parametric Technology Corp.†	254,000	5,440,680

		15,150,380

Computer Services — 0.2%
DST Systems, Inc.	79,300	3,398,798
SRA International, Inc., Class A†	94,000	1,844,280

		5,243,078

Computers - Integrated Systems — 1.4%
Diebold, Inc.	144,700	4,546,474
Jack Henry & Associates, Inc.#	189,200	5,172,728
MICROS Systems, Inc.†	176,400	7,712,208
NCR Corp.†	353,400	5,085,426
Riverbed Technology, Inc.†	313,100	10,617,221

		33,134,057

Consulting Services — 0.9%
CoreLogic, Inc.	229,300	4,175,553
FTI Consulting, Inc.†	103,100	3,674,484
Gartner, Inc.†#	159,500	5,131,115
Navigant Consulting, Inc.†#	110,300	917,696
The Corporate Executive Board Co.#	75,500	2,619,095
Towers Watson & Co., Class A	99,700	5,004,940

		21,522,883

Consumer Products - Misc. — 0.6%
American Greetings Corp., Class A#	88,100	1,768,167
The Scotts Miracle - Gro Co., Class A	101,700	5,080,932
Tupperware Brands Corp.	138,900	6,456,072

		13,305,171

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	68,500	4,003,140
Silgan Holdings, Inc.#	107,200	3,670,528

		7,673,668

Containers - Paper/Plastic — 1.0%
Packaging Corp. of America	228,200	5,853,330
Rock - Tenn Co., Class A#	85,800	4,640,922
Sonoco Products Co.	221,700	7,262,892
Temple - Inland, Inc.	237,300	4,976,181

		22,733,325

Cosmetics & Toiletries — 0.3%
Alberto - Culver Co.	189,000	7,030,800

Data Processing/Management — 0.5%
Acxiom Corp.†#	176,200	2,997,162
Broadridge Financial Solutions, Inc.	279,100	5,746,669
Fair Isaac Corp.#	91,900	2,145,865

		10,889,696

Decision Support Software — 0.4%
MSCI, Inc., Class A†	259,400	8,835,164

Diagnostic Equipment — 0.4%
Gen - Probe, Inc.†	107,200	5,559,392
Immucor, Inc.†#	154,100	2,830,817

		8,390,209

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†#	127,100	8,161,091

Direct Marketing — 0.0%
Harte - Hanks, Inc.	85,500	1,063,620

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 1.2%
Fossil, Inc.†	116,800	$7,901,520
Ingram Micro, Inc., Class A	345,100	6,160,035
LKQ Corp.†	315,300	6,802,597
Owens & Minor, Inc.#	139,500	3,940,875
Watsco, Inc.	61,400	3,700,578

		28,505,605

Diversified Manufacturing Operations — 1.8%
Acuity Brands, Inc.#	95,900	5,165,174
Carlisle Cos., Inc.	134,300	4,918,066
Crane Co.	102,400	3,837,952
Harsco Corp.	177,200	4,263,432
Matthews International Corp., Class A#	65,600	2,130,688
Pentair, Inc.	217,400	7,152,460
SPX Corp.	110,100	7,231,368
The Brink’s Co.	103,300	2,534,982
Trinity Industries, Inc.#	175,600	4,021,240

		41,255,362

E - Commerce/Services — 0.8%
Netflix, Inc.†	95,700	19,704,630

E - Marketing/Info — 0.3%
Digital River, Inc.†	87,300	3,214,386
ValueClick, Inc.†#	180,200	2,800,308

		6,014,694

Electric Products - Misc. — 0.6%
AMETEK, Inc.	234,500	13,875,365

Electric - Integrated — 3.4%
Alliant Energy Corp.	244,000	8,859,640
Black Hills Corp.#	86,300	2,619,205
Cleco Corp.	133,700	4,055,121
DPL, Inc.	261,900	6,633,927
Great Plains Energy, Inc.	298,500	5,567,025
Hawaiian Electric Industries, Inc.#	206,300	4,515,907
IDACORP, Inc.#	106,100	3,853,552
MDU Resources Group, Inc.	414,400	8,470,336
NSTAR#	228,100	9,443,340
NV Energy, Inc.	517,800	7,088,682
OGE Energy Corp.	214,400	9,542,944
PNM Resources, Inc.	190,900	2,286,982
Westar Energy, Inc.#	244,000	6,078,040

		79,014,701

Electronic Components - Misc. — 0.5%
Gentex Corp.	308,200	6,469,118
Vishay Intertechnology, Inc.†	390,800	5,572,808

		12,041,926

Electronic Components - Semiconductors — 2.4%
Cree, Inc.†#	238,000	15,512,840
Fairchild Semiconductor International, Inc.†	274,700	3,859,535
International Rectifier Corp.†	154,900	4,392,964
Intersil Corp., Class A#	272,700	3,476,925
Rovi Corp.†	227,200	12,534,624
Semtech Corp.†#	136,800	3,199,752
Silicon Laboratories, Inc.†#	98,300	4,175,784
Skyworks Solutions, Inc.†	393,400	10,012,030

		57,164,454

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	115,100	5,116,195

151

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	586,300	$4,608,318
Mentor Graphics Corp.†#	240,700	2,706,672
Synopsys, Inc.†	327,200	8,405,768

		15,720,758

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	88,900	5,046,853
National Instruments Corp.	129,500	4,418,540
Trimble Navigation, Ltd.†	262,400	9,771,776

		19,237,169

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	259,500	8,047,095
Avnet, Inc.†	334,400	10,249,360
Tech Data Corp.†	102,600	4,521,582

		22,818,037

Engineering/R&D Services — 1.2%
Aecom Technology Corp.†	255,800	6,589,408
KBR, Inc.	344,100	9,318,228
The Shaw Group, Inc.†	186,000	5,961,300
URS Corp.†	184,500	7,295,130

		29,164,066

Enterprise Software/Service — 0.5%
Advent Software, Inc.†	34,900	1,800,142
Informatica Corp.†	203,800	8,412,864
ManTech International Corp., Class A†#	49,500	1,976,040

		12,189,046

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	67,900	1,956,878

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	168,200	9,131,578

Finance - Investment Banker/Broker — 0.7%
Greenhill & Co., Inc.	55,800	4,181,652
Jefferies Group, Inc.#	272,200	6,573,630
Raymond James Financial, Inc.	219,300	6,289,524

		17,044,806

Food - Baking — 0.2%
Flowers Foods, Inc.#	168,000	4,401,600

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	53,900	1,435,896

Food - Meat Products — 0.3%
Smithfield Foods, Inc.†#	365,600	6,438,216

Food - Misc. — 0.7%
Corn Products International, Inc.	165,700	7,144,984
Lancaster Colony Corp.#	42,700	2,223,389
RalCorp Holdings, Inc.†	120,900	7,486,128

		16,854,501

Food - Retail — 0.1%
Ruddick Corp.#	93,600	3,440,736

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	85,200	6,551,880
The Timberland Co., Class A†#	88,700	2,197,986

		8,749,866

Funeral Services & Related Items — 0.2%
Service Corp. International	543,500	4,380,610

Security Description	Shares	Value (Note 2)

Gas - Distribution — 2.5%
AGL Resources, Inc.	171,600	$6,302,868
Atmos Energy Corp.	198,500	5,968,895
Energen Corp.	158,300	6,897,131
National Fuel Gas Co.	180,500	11,436,480
Questar Corp.	386,600	6,421,426
Southern Union Co.	274,100	6,471,501
UGI Corp.	242,100	7,183,107
Vectren Corp.	179,200	4,641,280
WGL Holdings, Inc.#	112,000	4,061,120

		59,383,808

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	50,400	3,732,120

Hospital Beds/Equipment — 0.5%
Hill - Rom Holdings, Inc.	139,800	5,533,284
Kinetic Concepts, Inc.†	137,600	5,464,096

		10,997,380

Human Resources — 0.5%
Korn/Ferry International†#	101,900	1,764,908
Manpower, Inc.	181,100	10,199,552

		11,964,460

Independent Power Producers — 0.0%
Dynegy, Inc.†#	225,800	1,149,322

Industrial Automated/Robotic — 0.3%
Nordson Corp.#	74,800	5,941,364

Instruments - Controls — 0.6%
Mettler - Toledo International, Inc.†	73,600	10,685,248
Woodward Governor Co.#	129,100	4,357,125

		15,042,373

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.#	231,700	6,506,136
Brown & Brown, Inc.	256,700	5,870,729

		12,376,865

Insurance - Life/Health — 0.4%
Protective Life Corp.	188,600	4,435,872
StanCorp Financial Group, Inc.	102,900	4,280,640

		8,716,512

Insurance - Multi - line — 0.6%
American Financial Group, Inc.	174,300	5,363,211
Old Republic International Corp.#	569,900	7,214,934
Unitrin, Inc.	110,500	2,614,430

		15,192,575

Insurance - Property/Casualty — 1.4%
Fidelity National Financial, Inc., Class A	501,600	6,771,600
First American Financial Corp.	229,300	3,249,181
HCC Insurance Holdings, Inc.	253,700	7,123,896
Mercury General Corp.#	78,400	3,366,496
The Hanover Insurance Group, Inc.	98,900	4,478,192
WR Berkley Corp.	268,000	7,152,920

		32,142,285

Insurance - Reinsurance — 1.1%
Everest Re Group, Ltd.	123,900	10,344,411
Reinsurance Group of America, Inc.	161,100	8,043,723
Transatlantic Holdings, Inc.	140,400	7,104,240

		25,492,374

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	177,200	$23,369,136
TIBCO Software, Inc.†	361,000	7,090,040

		30,459,176

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	98,100	5,282,685

Investment Companies — 0.2%
Apollo Investment Corp.	428,200	4,521,792

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†#	112,500	9,833,625
Eaton Vance Corp.#	260,200	7,733,144
Waddell & Reed Financial, Inc., Class A	188,200	5,796,560

		23,363,329

Leisure Products — 0.2%
WMS Industries, Inc.†	127,900	5,672,365

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	180,500	6,104,510
Lincoln Electric Holdings, Inc.	93,400	5,759,044

		11,863,554

Machinery - Construction & Mining — 1.7%
Bucyrus International, Inc.	178,400	15,906,144
Joy Global, Inc.	227,400	17,355,168
Terex Corp.†#	239,400	5,812,632

		39,073,944

Machinery - Electrical — 0.5%
Baldor Electric Co.	103,500	6,552,585
Regal - Beloit Corp.	84,900	5,178,900

		11,731,485

Machinery - Farming — 0.4%
AGCO Corp.†	204,900	9,249,186

Machinery - General Industrial — 0.8%
Gardner Denver, Inc.	115,200	7,539,840
IDEX Corp.	179,400	6,722,118
Wabtec Corp.	105,500	4,877,265

		19,139,223

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†	124,800	4,547,712

Machinery - Pumps — 0.2%
Graco, Inc.#	132,700	4,771,892

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	419,900	7,369,245

Medical Instruments — 1.4%
Beckman Coulter, Inc.	152,500	8,343,275
Edwards Lifesciences Corp.†	249,600	16,563,456
Techne Corp.	81,600	4,901,712
Thoratec Corp.†#	128,700	3,276,058

		33,084,501

Medical Labs & Testing Services — 0.3%
Covance, Inc.†#	142,600	6,404,166

Medical Products — 0.7%
Henry Schein, Inc.†	201,500	11,572,145
Teleflex, Inc.	87,900	4,389,726

		15,961,871

Security Description	Shares	Value (Note 2)

Medical Sterilization Products — 0.2%
STERIS Corp.#	131,200	$4,514,592

Medical - Biomedical/Gene — 1.3%
Bio-Rad Laboratories, Inc., Class A†	42,700	3,986,045
Charles River Laboratories International, Inc.†#	127,100	4,149,815
United Therapeutics Corp.†	109,400	6,884,542
Vertex Pharmaceuticals, Inc.†#	446,700	14,799,171

		29,819,573

Medical - Drugs — 0.5%
Endo Pharmaceuticals Holdings, Inc.†	254,200	9,153,742
Medicis Pharmaceutical Corp., Class A	132,500	3,491,375

		12,645,117

Medical - Generic Drugs — 0.5%
Perrigo Co.#	181,700	10,945,608

Medical - HMO — 0.4%
Health Net, Inc.†	214,500	5,791,500
WellCare Health Plans, Inc.†	93,600	2,634,840

		8,426,340

Medical - Hospitals — 1.0%
Community Health Systems, Inc.†	207,900	6,623,694
Health Management Associates, Inc., Class A†	551,900	4,917,429
LifePoint Hospitals, Inc.†	119,400	4,324,668
Universal Health Services, Inc., Class B	214,100	8,803,792

		24,669,583

Medical - Nursing Homes — 0.1%
Kindred Healthcare, Inc.†	86,900	1,402,566

Medical - Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.#	216,000	5,562,000

Metal Processors & Fabrication — 0.6%
Commercial Metals Co.	251,700	3,868,629
Timken Co.	176,800	7,701,408
Worthington Industries, Inc.#	126,200	2,021,724

		13,591,761

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	148,600	6,786,562

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	157,700	4,887,123

Multimedia — 0.4%
FactSet Research Systems, Inc.	102,000	9,044,340

Networking Products — 0.3%
Polycom, Inc.†	187,800	6,949,539

Non - Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.#	255,300	6,637,800

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	125,700	2,707,578
HNI Corp.	99,200	2,642,688

		5,350,266

Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†	123,400	4,393,040
Patterson - UTI Energy, Inc.	339,500	6,701,730
Pride International, Inc.†	386,800	12,029,480
Unit Corp.†	87,400	3,493,378

		26,617,628

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 2.6%
Bill Barrett Corp.†#	101,200	$3,891,140
Cimarex Energy Co.	185,200	14,916,008
Comstock Resources, Inc.†#	104,200	2,552,900
Forest Oil Corp.†	249,600	8,541,312
Newfield Exploration Co.†	294,200	19,661,386
Plains Exploration & Production Co.†	308,500	8,841,610
Quicksilver Resources, Inc.†	258,900	3,681,558

		62,085,914

Oil Field Machinery & Equipment — 0.2%
Dril - Quip, Inc.†	75,400	5,838,976

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	232,700	3,613,831

Oil - Field Services — 0.9%
Exterran Holdings, Inc.†#	139,200	3,155,664
Helix Energy Solutions Group, Inc.†	232,200	3,257,766
Oceaneering International, Inc.†	119,200	8,236,720
Superior Energy Services, Inc.†	173,500	5,793,165

		20,443,315

Paper & Related Products — 0.4%
Rayonier, Inc.	176,700	9,004,632

Patient Monitoring Equipment — 0.2%
Masimo Corp.†	129,500	3,996,370

Pharmacy Services — 0.3%
Omnicare, Inc.	260,200	6,000,212

Physicians Practice Management — 0.3%
Mednax, Inc.†	104,900	6,419,880

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	132,000	7,465,920

Printing - Commercial — 0.1%
Deluxe Corp.#	113,100	2,396,589

Private Corrections — 0.2%
Corrections Corp. of America†	243,300	5,875,695

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	102,200	4,241,300
Scholastic Corp.	52,400	1,472,440

		5,713,740

Racetracks — 0.1%
International Speedway Corp., Class A	64,500	1,528,005

Real Estate Investment Trusts — 7.1%
Alexandria Real Estate Equities, Inc.#	120,000	8,010,000
AMB Property Corp.	370,600	10,814,108
BRE Properties, Inc.	141,000	6,072,870
Camden Property Trust	147,500	7,532,825
Corporate Office Properties Trust#	144,900	4,913,559
Cousins Properties, Inc.	226,000	1,676,920
Duke Realty Corp.	554,000	6,166,020
Equity One, Inc.#	91,700	1,587,327
Essex Property Trust, Inc.#	66,800	7,404,112
Federal Realty Investment Trust#	135,300	10,470,867
Highwoods Properties, Inc.#	157,700	4,811,427
Hospitality Properties Trust	271,700	6,010,004
Liberty Property Trust	250,500	7,850,670
Mack - Cali Realty Corp.	174,900	5,553,075
Nationwide Health Properties, Inc.	272,500	9,823,625
Omega Healthcare Investors, Inc.	208,700	4,405,657
Potlatch Corp.#	88,100	2,791,008
Realty Income Corp.#	242,000	8,240,100

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Regency Centers Corp.#	180,300	$7,341,816
Senior Housing Properties Trust	280,600	6,265,798
SL Green Realty Corp.#	172,200	11,261,880
The Macerich Co.#	286,500	13,276,410
UDR, Inc.#	395,000	8,808,500
Weingarten Realty Investors#	265,100	6,282,870

		167,371,448

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	93,900	7,495,098

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	92,200	3,636,368

Recreational Vehicles — 0.2%
Polaris Industries, Inc.	73,200	5,320,908

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.#	160,500	3,203,580
Rent-A-Center, Inc.#	145,300	4,045,152
United Rentals, Inc.†#	133,300	2,615,346

		9,864,078

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	261,700	6,521,564

Respiratory Products — 0.5%
ResMed, Inc.†#	333,300	10,648,935

Retail - Apparel/Shoe — 2.4%
Aeropostale, Inc.†	203,600	5,503,308
American Eagle Outfitters, Inc.	430,600	7,104,900
AnnTaylor Stores Corp.†#	130,000	3,498,300
Chico’s FAS, Inc.	394,600	4,754,930
Collective Brands, Inc.†#	141,800	2,395,002
Foot Locker, Inc.	342,800	6,468,636
Guess?, Inc.#	139,500	6,591,375
J Crew Group, Inc.†#	140,400	6,138,288
Phillips - Van Heusen Corp.	146,000	9,904,640
The Dress Barn, Inc.†	152,200	3,759,340

		56,118,719

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	185,600	12,247,744

Retail - Automobile — 0.2%
Copart, Inc.†	157,900	5,602,292

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	85,900	1,204,318

Retail - Catalog Shopping — 0.3%
Coldwater Creek, Inc.†#	132,200	446,836
MSC Industrial Direct Co., Inc., Class A	98,100	5,899,734

		6,346,570

Retail - Discount — 1.0%
99 Cents Only Stores†	102,900	1,616,559
BJ’s Wholesale Club, Inc.†	120,200	5,506,362
Dollar Tree, Inc.†	279,600	15,364,020

		22,486,941

Retail - Gardening Products — 0.3%
Tractor Supply Co.	159,900	6,790,953

Retail - Hair Salons — 0.1%
Regis Corp.#	126,700	2,257,794

Retail - Mail Order — 0.3%
Williams - Sonoma, Inc.#	238,200	7,924,914

154

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Major Department Stores — 0.2%
Saks, Inc.†#	354,400	$3,948,016

Retail - Pet Food & Supplies — 0.4%
PetSmart, Inc.	261,100	9,885,246

Retail - Restaurants — 1.6%
Bob Evans Farms, Inc.#	66,900	2,083,266
Brinker International, Inc.	203,300	4,155,452
Chipotle Mexican Grill, Inc.†#	68,500	17,706,565
Panera Bread Co., Class A†#	68,500	6,866,440
The Cheesecake Factory, Inc.†#	131,000	4,174,970
Wendy’s/Arby’s Group, Inc., Class A	709,300	3,383,361

		38,370,054

Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	193,900	6,633,319

Savings & Loans/Thrifts — 1.3%
Astoria Financial Corp.#	181,100	2,180,444
First Niagara Financial Group, Inc.#	460,400	5,702,054
New York Community Bancorp, Inc.#	959,100	16,112,880
NewAlliance Bancshares, Inc.	231,400	3,086,876
Washington Federal, Inc.	247,700	3,656,052

		30,738,306

Schools — 0.5%
Career Education Corp.†#	145,000	2,579,550
Corinthian Colleges, Inc.†#	194,200	802,046
ITT Educational Services, Inc.†#	60,700	3,550,343
Strayer Education, Inc.#	30,600	4,157,622

		11,089,561

Semiconductor Components - Integrated Circuits — 0.5%
Atmel Corp.†	1,016,400	10,560,396
Integrated Device Technology, Inc.†	349,200	2,245,356

		12,805,752

Semiconductor Equipment — 0.5%
Lam Research Corp.†	273,400	12,393,222

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	156,400	10,205,100

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.#	47,000	3,800,420

Steel - Producers — 0.8%
Carpenter Technology Corp.	96,800	3,530,296
Reliance Steel & Aluminum Co.	163,500	7,267,575
Steel Dynamics, Inc.	477,500	7,611,350

		18,409,221

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†#	206,100	3,122,415

Telecom Services — 0.4%
NeuStar, Inc., Class A†	165,200	4,268,768
tw telecom, Inc.†	333,800	5,501,024

		9,769,792

Telecommunication Equipment — 0.7%
ADC Telecommunications, Inc.†#	213,700	2,718,264
ADTRAN, Inc.#	137,900	4,294,206
CommScope, Inc.†	208,600	6,593,846
Plantronics, Inc.#	105,000	3,755,850

		17,362,166

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 0.4%
Cincinnati Bell, Inc.†	443,900	$1,083,116
Telephone and Data Systems, Inc.	203,600	7,264,448

		8,347,564

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	123,900	6,509,706

Tobacco — 0.1%
Universal Corp.#	53,200	2,176,412

Transactional Software — 0.4%
ACI Worldwide, Inc†#	73,500	1,866,165
Solera Holdings, Inc.	154,300	7,406,400

		9,272,565

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	102,000	3,383,340

Transport - Marine — 0.7%
Alexander & Baldwin, Inc.	90,700	3,182,663
Kirby Corp.†#	118,800	5,306,796
Overseas Shipholding Group, Inc.	59,000	2,063,230
Tidewater, Inc.#	113,200	5,556,988

		16,109,677

Transport - Rail — 0.5%
Kansas City Southern†	225,800	10,689,372

Transport - Truck — 0.7%
Con - way, Inc.	119,900	4,052,620
J.B. Hunt Transport Services, Inc.	195,500	7,135,750
Landstar System, Inc.	109,700	3,943,715
Werner Enterprises, Inc.#	97,600	2,106,208

		17,238,293

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	189,300	4,135,259

Water — 0.3%
Aqua America, Inc.#	302,300	6,514,565

Web Hosting/Design — 0.6%
Equinix, Inc.†	100,400	7,791,040
Rackspace Hosting, Inc.†#	211,900	6,181,123

		13,972,163

Web Portals/ISP — 0.2%
AOL, Inc.†	235,100	5,684,718

Wireless Equipment — 0.2%
RF Micro Devices, Inc.†#	601,100	4,213,711

X - Ray Equipment — 0.4%
Hologic, Inc.†	570,700	9,359,481

Total Long-Term Investment Securities
(cost $2,178,636,337)		2,329,797,059

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Collective Investment Pool — 13.0%
Securities Lending Quality Trust(1)(2)	307,489,970	306,602,861

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.14% due 12/16/10(3)	$2,720,000	2,719,842

Total Short-Term Investment Securities
(cost $310,209,812)		309,322,703

155

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.9%
State Street Bank & Trust Co., Joint Repurchase Agreement(4) (cost $20,421,000)	$20,421,000	$20,421,000

TOTAL INVESTMENTS
(cost $2,509,267,149)(5)	113.0%	2,659,540,762
Liabilities in excess of other assets	(13.0)	(305,208,272)

NET ASSETS —	100.0%	$2,354,332,490

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)

(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At November 30, 2010, the Fund had loaned securities with a total value of $297,773,251. This was secured by collateral of $307,489,970, which was received in cash and subsequently invested in short-term investments currently valued at $306,602,861 as reported in the portfolio of investments. The remaining collateral of $222,186 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	3.50% to 5.37%	02/15/18 to 08/15/39

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
290	Long	S&P Midcap 400 E-mini Index	December 2010	$24,496,219	$24,705,100	$208,881

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$167,371,448	$—	$—	$167,371,448
Other Industries*	2,162,425,611	—	—	2,162,425,611
Short-Term Investment Securities:
Collective Investment Pool	—	306,602,861	—	306,602,861
U.S. Government Treasuries	—	2,719,842	—	2,719,842
Repurchase Agreement	—	20,421,000	—	20,421,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	208,881	—	—	208,881

Total	$2,330,005,940	$329,743,703	$—	$2,659,749,643

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.3%
Time Deposits	7.1
E-Commerce/Services	6.0
Applications Software	4.7
Electronic Components-Semiconductors	3.7
Medical — Biomedical/Gene	3.7
Commercial Services	2.8
Chemicals — Diversified	2.6
Oil Companies — Exploration & Production	2.5
Commercial Services — Finance	2.3
Retail — Restaurants	2.3
Electric Products — Misc.	2.3
Vitamins & Nutrition Products	2.2
Transport — Services	2.2
Multimedia	2.0
Hazardous Waste Disposal	1.9
Investment Management/Advisor Services	1.9
Retail — Discount	1.8
Distribution/Wholesale	1.8
Casino Hotels	1.8
Computers — Integrated Systems	1.6
Medical — Drugs	1.6
Internet Infrastructure Software	1.6
Medical Instruments	1.5
Transactional Software	1.4
Decision Support Software	1.3
Energy — Alternate Sources	1.2
Oil — Field Services	1.2
Apparel Manufacturers	1.2
Machinery — Electrical	1.2
Industrial Audio & Video Products	1.1
Oil Field Machinery & Equipment	1.0
Auto/Truck Parts & Equipment — Original	1.0
Aerospace/Defense — Equipment	1.0
Agricultural Chemicals	0.9
Wireless Equipment	0.9
Diagnostic Equipment	0.9
Real Estate Investment Trusts	0.9
Retail — Auto Parts	0.9
Diversified Operations	0.9
Retail — Fabric Store	0.9
Chemicals — Specialty	0.9
Schools	0.9
Water Treatment Systems	0.9
Computer Services	0.9
Consulting Services	0.8
Cosmetics & Toiletries	0.8
Finance — Other Services	0.8
Finance — Investment Banker/Broker	0.8
Banks — Commercial	0.8
Building Products — Cement	0.8
Drug Delivery Systems	0.8
Cellular Telecom	0.8
Retail — Computer Equipment	0.8
Diagnostic Kits	0.8
Retail — Mail Order	0.7
Data Processing/Management	0.7
Transport — Truck	0.7
Computer Aided Design	0.7
Non — Hazardous Waste Disposal	0.7
Advertising Services	0.6
Broadcast Services/Program	0.5
Telecom Services	0.5
Building — Residential/Commercial	0.5
Metal — Diversified	0.5
Real Estate Operations & Development	0.5
Diversified Minerals	0.4
Retail — Major Department Stores	0.3

Auto — Cars/Light Trucks	0.2
Internet Gambling	0.2

112.4%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 91.8%
Advertising Services — 0.6%
Groupe Aeroplan, Inc.	132,179	$1,663,585

Aerospace/Defense - Equipment — 1.0%
BE Aerospace, Inc.†	79,900	2,836,450

Agricultural Chemicals — 0.9%
Intrepid Potash, Inc.†#	90,845	2,784,399

Apparel Manufacturers — 1.2%
Coach, Inc.	63,500	3,590,290

Applications Software — 4.7%
Citrix Systems, Inc.†	52,904	3,513,884
Red Hat, Inc.†	71,014	3,089,109
Salesforce.com, Inc.†	52,880	7,361,953

		13,964,946

Auto/Truck Parts & Equipment - Original — 1.0%
ArvinMeritor, Inc.†#	166,400	2,970,240

Banks - Commercial — 0.8%
CapitalSource, Inc.	365,300	2,359,838

Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class C†	44,889	1,594,008

Building Products - Cement — 0.8%
Martin Marietta Materials, Inc.#	26,903	2,274,380

Building - Residential/Commercial — 0.5%
NVR, Inc.†	2,524	1,564,830

Casino Hotels — 1.8%
Wynn Resorts, Ltd.	51,435	5,200,078

Cellular Telecom — 0.8%
Millicom International Cellular SA	26,031	2,258,970

Chemicals - Diversified — 2.6%
Rockwood Holdings, Inc.†	150,885	5,759,280
Solutia, Inc.†	96,400	2,061,032

		7,820,312

Chemicals - Specialty — 0.9%
Ferro Corp.†	182,500	2,604,275

Commercial Services — 2.8%
Edenred†(1)	203,684	4,532,234
Intertek Group PLC(1)	129,948	3,667,961

		8,200,195

Commercial Services - Finance — 2.3%
Moody’s Corp.#	27,786	745,498
Morningstar, Inc.†#	46,697	2,353,996
Verisk Analytics, Inc., Class A†	123,847	3,748,849

		6,848,343

Computer Aided Design — 0.7%
Autodesk, Inc.†	61,404	2,166,947

Computer Services — 0.9%
IHS, Inc., Class A†	34,971	2,529,103

Computers - Integrated Systems — 1.6%
Teradata Corp.†	116,785	4,798,696

Consulting Services — 0.8%
Gartner, Inc.†	77,679	2,498,933

Cosmetics & Toiletries — 0.8%
Natura Cosmeticos SA	92,966	2,498,468

Data Processing/Management — 0.7%
Pegasystems, Inc.#	70,883	2,193,829

Security Description	Shares	Value (Note 2)

Decision Support Software — 1.3%
MSCI, Inc., Class A†	109,242	$3,720,783

Diagnostic Equipment — 0.9%
Gen - Probe, Inc.†#	52,429	2,718,968

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	34,445	2,211,713

Distribution/Wholesale — 1.8%
Fastenal Co.	43,085	2,305,909
Fossil, Inc.†	44,700	3,023,955

		5,329,864

Diversified Minerals — 0.4%
Lynas Corp., Ltd.†(1)	700,900	1,052,303

Diversified Operations — 0.9%
Leucadia National Corp.	102,392	2,658,096

Drug Delivery Systems — 0.8%
Nektar Therapeutics†#	179,500	2,274,265

E-Commerce/Services — 6.0%
Alibaba.com, Ltd.†(1)	953,100	1,581,684
Ctrip.com International, Ltd. ADR†	109,559	4,800,875
Netflix, Inc.†	25,011	5,149,765
priceline.com, Inc.†	15,513	6,112,898

		17,645,222

Electric Products - Misc. — 2.3%
AMETEK, Inc.	78,000	4,615,260
GrafTech International, Ltd.†	111,800	2,191,280

		6,806,540

Electronic Components - Semiconductors — 3.7%
ARM Holdings PLC ADR	84,385	1,582,219
Cree, Inc.†#	33,100	2,157,458
Renesola, Ltd. ADR†#	108,600	893,778
Rovi Corp.†	116,910	6,449,924

		11,083,379

Energy - Alternate Sources — 1.2%
Covanta Holding Corp.#	141,739	2,228,137
First Solar, Inc.†#	11,547	1,418,549

		3,646,686

Finance - Investment Banker/Broker — 0.8%
Greenhill & Co., Inc.	32,503	2,435,775

Finance - Other Services — 0.8%
IntercontinentalExchange, Inc.†	21,773	2,453,817

Hazardous Waste Disposal — 1.9%
Stericycle, Inc.†#	74,793	5,527,203

Industrial Audio & Video Products — 1.1%
Dolby Laboratories, Inc., Class A†	51,700	3,272,093

Internet Gambling — 0.2%
Betfair Group PLC†	34,972	707,163

Internet Infrastructure Software — 1.6%
Akamai Technologies, Inc.†	88,754	4,632,071

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	62,100	3,219,264
Calamos Asset Management, Inc., Class A	32,513	387,880
T. Rowe Price Group, Inc.	32,576	1,900,158

		5,507,302

Machinery - Electrical — 1.2%
Schindler Holding AG(1)	31,411	3,546,896

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	8,949	$2,329,335
Techne Corp.	35,794	2,150,146

		4,479,481

Medical - Biomedical/Gene — 3.7%
Dendreon Corp.†#	84,900	3,034,326
Illumina, Inc.†#	133,415	8,020,910

		11,055,236

Medical - Drugs — 1.6%
Ironwood Pharmaceuticals, Inc.†	124,508	1,330,991
Salix Pharmaceuticals, Ltd.†#	75,200	3,357,680

		4,688,671

Metal - Diversified — 0.5%
Molycorp, Inc.†#	53,845	1,562,582

Multimedia — 2.0%
FactSet Research Systems, Inc.#	29,962	2,656,731
Naspers, Ltd(1)	62,548	3,120,064

		5,776,795

Non - Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	71,700	2,017,638

Oil Companies - Exploration & Production — 2.5%
Petrohawk Energy Corp.†	35,131	626,386
Range Resources Corp.	62,008	2,603,716
Ultra Petroleum Corp.†	90,201	4,238,545

		7,468,647

Oil Field Machinery & Equipment — 1.0%
FMC Technologies, Inc.†	35,400	2,982,096

Oil-Field Services — 1.2%
Oil States International, Inc.†	61,000	3,619,130

Real Estate Investment Trusts — 0.9%
Digital Realty Trust, Inc.#	51,200	2,689,024

Real Estate Operations & Development — 0.5%
Gafisa SA ADR	99,109	1,423,205

Retail - Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	44,500	2,678,010

Retail - Computer Equipment — 0.8%
GameStop Corp., Class A†#	111,400	2,219,088

Retail - Discount — 1.8%
Dollar Tree, Inc.†	97,074	5,334,216

Retail - Fabric Store — 0.9%
Jo-Ann Stores, Inc.†#	54,400	2,635,136

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	66,200	2,202,474

Retail - Major Department Stores — 0.3%
Sears Holdings Corp.†#	13,156	861,718

Retail - Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†#	26,408	6,826,204

Schools — 0.9%
New Oriental Education & Technology Group, Inc. ADR†#	24,373	2,578,663

Telecom Services — 0.5%
NeuStar, Inc., Class A†	61,152	1,580,168

Transactional Software — 1.4%
Solera Holdings, Inc.	84,142	4,038,816

Security Description	Shares/ Prinicipal Amount	Value (Note 2)

Transport - Services — 2.2%
C.H. Robinson Worldwide, Inc.	35,625	$2,625,919
Expeditors International of Washington, Inc.	73,908	3,909,733

		6,535,652

Transport - Truck — 0.7%
J.B. Hunt Transport Services, Inc.	59,500	2,171,750

Vitamins & Nutrition Products — 2.2%
Herbalife, Ltd.	36,100	2,477,543
Mead Johnson Nutrition Co.	68,840	4,100,799

		6,578,342

Water Treatment Systems — 0.9%
Nalco Holding Co.	87,480	2,573,662

Wireless Equipment — 0.9%
RF Micro Devices, Inc.†	394,000	2,761,940

Total Common Stock
(cost $227,701,603)		271,789,598

PREFERRED STOCK — 0.2%
Auto - Cars/Light Trucks — 0.2%
Better Place LLC(2)(3)(5) (cost $787,431)	262,477	787,431

Total Long-Term Investment Securities
(cost $228,489,034)		272,577,029

SHORT-TERM INVESTMENT SECURITIES — 20.4%
Collective Investment Pool — 13.3%
Securities Lending Quality Trust(4)(7)	39,439,214	39,325,432

Time Deposits — 7.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$21,006,000	21,006,000

Total Short-Term Investment Securities
(cost $60,445,214)		60,331,432

TOTAL INVESTMENTS
(cost $288,934,248)(6)	112.4%	332,908,461
Liabilities in excess of other assets	(12.4)	(36,817,736)

NET ASSETS	100.0%	$296,090,725

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $17,501,142 representing 5.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities

159

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

for which secondary markets exist. As of November 30, 2010, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Preferred Stock	01/25/10	262,477	$787,431	$787,431	$3.00	0.2%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $787,431 representing 0.2% of net assets.
(6)	See Note 5 for cost on investments on a tax basis.
(7)	At November 30, 2010, the Fund had loaned securities with a total value of $39,202,205. This was secured by collateral of $39,439,214, which was received in cash and subsequently invested in short-term investments currently valued at $39,325,432 as reported in the portfolio of investments. The remaining collateral of $1,937 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	4.38% to 6.38%	08/15/27 to 11/15/39

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$16,063,538	$1,581,684	#	$—	$17,645,222
Other Industries*	238,224,918	15,919,458	#	—	254,144,376
Preferred Stock	—	—		787,431	787,431
Short-Term Investment Securities:
Collective Investment Pool	—	39,325,432		—	39,325,432
Time Deposits	—	21,006,000		—	21,006,000

Total	$254,288,456	$77,832,574		$787,431	$332,908,461

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $17,501,142 representing 5.9% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$787,431
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or (out) of Level 3	—

Balance as of 11/30/2010	$787,431

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

U.S. Government Agencies	50.0%
Foreign Bank	14.6
U.S. Government Treasuries	8.5
Repurchase Agreement	7.3
Super — Regional Banks — US	4.2
Commercial Banks — Canadian	4.0
Diversified Financial Services	3.6
Money Center Banks	2.7
Domestic Bank	2.7
Finance	2.1
Finance — Investment Banker/Broker	0.3

100.0%

Weighted Average Days to Maturity	54.2

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 92.7%
Certificates of Deposit — 18.4%
Barclays Bank PLC 0.20% due 01/04/11	$10,600,000	$10,600,000
BNP Paribas 0.26% due 01/18/11	8,500,000	8,500,000
Deutsche Bank AG 0.26% due 01/20/11	8,600,000	8,600,000
Deutsche Bank AG 0.27% due 02/16/11	8,750,000	8,750,000
Nordea Bank Finland 0.25% due 01/06/11	8,300,000	8,300,000
Rabobank Nederland NV 0.34% due 03/16/11	9,000,000	9,000,261
Royal Bank of Canada FRS 0.25% due 01/21/11	10,650,000	10,650,426
Royal Bank of Canada FRS 0.25% due 03/23/11	9,180,000	9,180,000
Svenska Handelsbanken 0.26% due 01/07/11	8,300,000	8,300,000
Svenska Handelsbanken 0.27% due 02/22/11	8,800,000	8,800,000

Total Certificates of Deposit
(amortized cost $90,680,687)		90,680,687

Commercial Paper — 9.6%
Bank of America Corp. 0.22% due 12/01/10	5,250,000	5,250,000
Bank of America Corp. 0.25% due 01/05/11	5,200,000	5,198,736
BNP Paribas Finance, Inc. 0.22% due 12/01/10	10,500,000	10,500,000
Citigroup Funding, Inc. 0.28% due 02/08/11	8,750,000	8,745,304
UBS Finance Delaware LLC 0.21% due 12/07/10	8,750,000	8,749,694
Wells Fargo & Co. 0.12% due 12/01/10	9,000,000	9,000,000

Total Commercial Paper
(amortized cost $47,443,734)		47,443,734

Medium Term Notes — 3.1%
Bank of America NA FDIC Guar. Notes 1.70% due 12/23/10	750,000	750,677
General Electric Capital Corp. FRS FDIC Guar. Notes 0.92% due 12/09/10	7,300,000	7,301,349
General Electric Capital Corp. FDIC Guar. Notes 1.63% due 01/07/11	1,920,000	1,922,734
General Electric Capital Corp. FDIC Guar. Notes 1.80% due 03/11/11	1,000,000	1,004,411
Wachovia Bank NA FRS 0.37% due 12/02/10	4,380,000	4,379,993

Total Medium Term Notes
(amortized cost $15,359,164)		15,359,164

U.S. Corporate Bonds & Notes — 3.1%
Bank of America NA FRS 0.28% due 02/24/11	9,850,000	9,850,000

Security Description	Principal Amount	Value (Note 2)

U.S. Corporate Bonds & Notes (continued)
JPMorgan Chase & Co. FRS FDIC Guar. Notes 0.36% due 02/23/11	$2,000,000	$2,000,000
JPMorgan Chase & Co. FDIC Guar. Notes 2.63% due 12/01/10	2,093,000	2,093,000
Morgan Stanley FDIC Guar. Notes 2.90% due 12/01/10	1,320,000	1,320,000

Total U.S. Corporate Bonds & Notes
(amortized cost $15,263,000)		15,263,000

U.S. Government Agencies — 50.0%
Federal Farm Credit Bank
0.23% due 08/11/11	4,300,000	4,293,050
Federal Farm Credit Bank FRS
0.26% due 12/27/10	8,000,000	7,999,940
Federal Home Loan Bank
0.17% due 01/26/11	8,850,000	8,847,660
0.18% due 12/22/10	7,000,000	6,999,265
0.18% due 02/24/11	7,500,000	7,496,812
0.19% due 05/12/11	8,800,000	8,799,146
0.20% due 12/29/10	7,500,000	7,498,792
0.20% due 01/21/11	3,550,000	3,548,994
0.25% due 12/27/10	8,820,000	8,818,407
0.25% due 12/28/10	5,310,000	5,309,944
0.26% due 01/25/11	1,450,000	1,450,123
0.28% due 12/15/10	7,080,000	7,079,229
0.39% due 02/25/11	3,710,000	3,706,544
0.40% due 11/25/11	8,800,000	8,800,000
0.40% due 11/28/11	8,800,000	8,800,000
0.41% due 03/17/11	5,610,000	5,603,227
Federal Home Loan Bank FRS
0.16% due 08/01/11	7,000,000	6,998,507
0.16% due 08/01/11	1,550,000	1,549,007
0.16% due 08/12/11	10,700,000	10,695,487
0.16% due 02/17/12	4,200,000	4,197,359
0.20% due 09/15/11	2,380,000	2,379,370
0.20% due 09/23/11	10,500,000	10,499,157
0.22% due 12/03/10	7,600,000	7,599,975
Federal Home Loan Mtg. Corp.
0.17% due 01/10/11	7,511,000	7,509,623
0.17% due 01/24/11	3,550,000	3,549,095
0.18% due 01/07/11	7,200,000	7,198,668
0.19% due 04/01/11	7,500,000	7,495,210
0.19% due 04/18/11	3,450,000	3,447,487
0.20% due 12/01/10	2,690,000	2,690,000
0.20% due 05/24/11	1,750,000	1,748,291
0.20% due 06/21/11	3,450,000	3,446,128
0.20% due 06/22/11	1,750,000	1,748,026
0.22% due 01/11/11	5,250,000	5,248,685
0.25% due 06/01/11	2,750,000	2,746,524
Federal Home Loan Mtg. Corp. FRS
0.15% due 02/01/11	750,000	749,940
0.27% due 01/14/11	580,000	580,060
0.34% due 01/28/11	360,000	360,084
0.34% due 04/07/11	8,000,000	7,999,722
Federal National Mtg. Assoc.
0.18% due 01/12/11	5,480,000	5,478,849
0.18% due 02/14/11	5,650,000	5,647,881
0.18% due 02/15/11	6,000,000	5,997,720
0.20% due 01/19/11	7,300,000	7,298,013
0.24% due 12/08/10	1,786,000	1,785,917
0.25% due 12/20/10	8,850,000	8,848,832
0.28% due 03/01/11	5,310,000	5,306,283

Total U.S. Government Agencies
(amortized cost $245,851,033)		245,851,033

162

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 8.5%
United States Treasury Bills
0.17% due 04/21/11	$9,820,000	$9,813,461
0.19% due 03/10/11	7,320,000	7,316,276
0.19% due 03/17/11	3,000,000	2,998,322
0.21% due 06/02/11	5,500,000	5,494,129
0.22% due 12/16/10	9,260,000	9,259,151
0.23% due 09/22/11	7,000,000	6,987,094

Total U.S. Government Treasuries
(amortized cost $41,868,433)		41,868,433

Total Short-Term Investment Securities — 92.7%
(amortized cost $456,466,051)		456,466,051

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 7.3%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $35,915,000)	$35,915,000	$35,915,000

TOTAL INVESTMENTS —
(amortized cost $492,381,051) (2)	100.0%	492,381,051
Liabilities in excess of other assets	0.0	(185,728)

NET ASSETS	100.0%	$492,195,323

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$90,680,687	$—	$90,680,687
Commercial Paper	—	47,443,734	—	47,443,734
Medium Term Notes	—	15,359,164	—	15,359,164
U.S. Corporate Bonds & Notes	—	15,263,000	—	15,263,000
U.S. Government Agencies	—	245,851,033	—	245,851,033
U.S. Government Treasuries	—	41,868,433	—	41,868,433
Repurchase Agreement	—	35,915,000	—	35,915,000

Total	$—	$492,381,051	$—	$492,381,051

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Computers	21.9%
Collective Investment Pool	7.4
Medical — Biomedical/Gene	7.2
Applications Software	5.8
Electronic Components — Semiconductors	4.8
Web Portals/ISP	4.7
Wireless Equipment	4.5
Enterprise Software/Service	3.8
E-Commerce/Services	3.2
Cable/Satellite TV	2.9
Repurchase Agreements	2.9
E-Commerce/Products	2.6
Medical — Generic Drugs	2.3
Networking Products	1.9
Computers — Memory Devices	1.8
Cellular Telecom	1.7
Retail — Restaurants	1.6
Internet Content — Information/News	1.4
Semiconductor Components — Integrated Circuits	1.4
Computer Services	1.3
Commercial Services — Finance	1.3
Pharmacy Services	1.3
Transport — Services	1.1
Auto — Heavy Duty Trucks	1.1
Semiconductor Equipment	1.1
Internet Security	1.0
Multimedia	1.0
Entertainment Software	0.9
Retail — Discount	0.8
Retail — Bedding	0.8
Retail — Apparel/Shoe	0.7
Electronic Forms	0.7
Casino Hotels	0.7
Electronic Components — Misc.	0.6
Retail — Office Supplies	0.5
Toys	0.5
Data Processing/Management	0.5
Medical Instruments	0.5
Energy — Alternate Sources	0.5
Telecom Services	0.4
Computer Aided Design	0.4
Retail — Auto Parts	0.4
Dental Supplies & Equipment	0.4
Machinery — Construction & Mining	0.4
Retail — Major Department Stores	0.4
Distribution/Wholesale	0.4
Chemicals — Specialty	0.4
Medical Information Systems	0.4
U.S. Government Treasuries	0.3
Hazardous Waste Disposal	0.3
Medical Products	0.3
Schools	0.2
Linen Supply & Related Items	0.2
Therapeutics	0.2
Medical — Drugs	0.2
Transport — Truck	0.2
X-Ray Equipment	0.2
Electronic Measurement Instruments	0.2
Diagnostic Kits	0.2
Engineering/R&D Services	0.2
Computers — Periphery Equipment	0.2

107.2%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.6%
Applications Software — 5.8%
Check Point Software Technologies, Ltd.†	11,702	$501,665
Citrix Systems, Inc.†	12,673	841,741
Intuit, Inc.†	22,578	1,013,526
Microsoft Corp.	169,936	4,284,086

		6,641,018

Auto - Heavy Duty Trucks — 1.1%
PACCAR, Inc.#	23,315	1,255,746

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	82,650	1,653,000
DIRECTV, Class A†	36,014	1,495,662
DISH Network Corp., Class A†	12,331	226,767

		3,375,429

Casino Hotels — 0.7%
Wynn Resorts, Ltd.	7,683	776,751

Cellular Telecom — 1.7%
Millicom International Cellular SA	6,010	521,548
NII Holdings, Inc.†	9,339	361,979
Vodafone Group PLC ADR	40,365	1,011,547

		1,895,074

Chemicals - Specialty — 0.4%
Sigma - Aldrich Corp.#	6,649	420,350

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	19,840	884,269
Paychex, Inc.#	19,567	558,442

		1,442,711

Computer Aided Design — 0.4%
Autodesk, Inc.†	13,508	476,697

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	16,732	1,087,245
Infosys Technologies, Ltd. ADR	6,247	413,239

		1,500,484

Computers — 21.9%
Apple, Inc.†	72,706	22,622,472
Dell, Inc.†	40,822	539,667
Research In Motion, Ltd.†	30,137	1,863,973

		25,026,112

Computers - Memory Devices — 1.8%
NetApp, Inc.†#	21,305	1,085,064
SanDisk Corp.†	13,517	602,858
Seagate Technology PLC†	26,844	359,978

		2,047,900

Computers - Periphery Equipment — 0.2%
Logitech International SA†#	9,800	189,336

Data Processing/Management — 0.5%
Fiserv, Inc.†	10,714	592,484

Dental Supplies & Equipment — 0.4%
DENTSPLY International, Inc.#	7,823	241,887
Patterson Cos., Inc.#	6,785	201,718

		443,605

Diagnostic Kits — 0.2%
QIAGEN NV†#	13,438	245,915

Distribution/Wholesale — 0.4%
Fastenal Co.#	8,042	430,408

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 2.6%
Amazon.com, Inc.†	16,966	$2,975,836

E-Commerce/Services — 3.2%
eBay, Inc.†	55,839	1,626,590
Expedia, Inc.#	15,950	419,963
Liberty Media Corp. - Interactive, Class A†	31,295	483,821
priceline.com, Inc.†	2,921	1,151,020

		3,681,394

Electronic Components - Misc. — 0.6%
Flextronics International, Ltd.†	48,622	352,510
Garmin, Ltd.#	10,299	298,259

		650,769

Electronic Components - Semiconductors — 4.8%
Altera Corp.#	24,655	865,144
Broadcom Corp., Class A	23,338	1,038,308
Intel Corp.	111,251	2,349,621
Microchip Technology, Inc.#	8,820	296,440
NVIDIA Corp.†	32,162	437,403
Xilinx, Inc.#	19,592	531,335

		5,518,251

Electronic Forms — 0.7%
Adobe Systems, Inc.†	29,371	814,458

Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.†#	9,442	253,093

Energy - Alternate Sources — 0.5%
First Solar, Inc.†#	4,275	525,184

Engineering/R&D Services — 0.2%
Foster Wheeler AG†	7,601	212,828

Enterprise Software/Service — 3.8%
BMC Software, Inc.†	11,850	526,140
CA, Inc.	28,278	647,284
Oracle Corp.	119,583	3,233,524

		4,406,948

Entertainment Software — 0.9%
Activision Blizzard, Inc.	62,384	732,388
Electronic Arts, Inc.†	18,999	283,275

		1,015,663

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	5,113	377,851

Internet Content - Information/News — 1.4%
Baidu, Inc. ADR†	15,644	1,645,592

Internet Security — 1.0%
Symantec Corp.†	47,096	791,213
VeriSign, Inc.†#	9,368	321,416

		1,112,629

Linen Supply & Related Items — 0.2%
Cintas Corp.#	10,465	279,886

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.	5,782	441,282

Medical Information Systems — 0.4%
Cerner Corp.†#	4,688	411,888

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†#	2,243	583,830

Medical Products — 0.3%
Henry Schein, Inc.†#	5,206	298,981

165

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 7.2%
Amgen, Inc.†	25,491	$1,343,121
Biogen Idec, Inc.†	15,005	959,870
Celgene Corp.†	25,994	1,543,524
Genzyme Corp.†#	18,229	1,298,269
Gilead Sciences, Inc.†	47,124	1,720,026
Illumina, Inc.†#	6,961	418,495
Life Technologies Corp.†	10,586	527,236
Vertex Pharmaceuticals, Inc.†#	12,104	401,005

		8,211,546

Medical - Drugs — 0.2%
Cephalon, Inc.†#	4,179	265,325

Medical - Generic Drugs — 2.3%
Mylan, Inc.†	25,230	493,625
Teva Pharmaceutical Industries, Ltd. ADR	41,793	2,091,322

		2,584,947

Multimedia — 1.0%
News Corp., Class A	81,303	1,108,973

Networking Products — 1.9%
Cisco Systems, Inc.†	116,424	2,230,684

Pharmacy Services — 1.3%
Express Scripts, Inc.†	27,618	1,438,622

Retail - Apparel/Shoe — 0.7%
Ross Stores, Inc.#	7,046	457,145
Urban Outfitters, Inc.†#	9,490	358,627

		815,772

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	7,893	475,001

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	20,249	885,691

Retail - Discount — 0.8%
Costco Wholesale Corp.	13,198	892,317

Retail - Major Department Stores — 0.4%
Sears Holdings Corp.†#	6,603	432,496

Retail - Office Supplies — 0.5%
Staples, Inc.	27,984	615,928

Retail - Restaurants — 1.6%
Starbucks Corp.	58,716	1,796,710

Schools — 0.2%
Apollo Group, Inc., Class A†	8,508	289,272

Semiconductor Components - Integrated Circuits — 1.4%
Linear Technology Corp.#	17,117	558,014
Marvell Technology Group, Ltd.†	35,392	682,712
Maxim Integrated Products, Inc.#	16,752	389,484

		1,630,210

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	39,629	492,589
KLA - Tencor Corp.	11,605	425,555
Lam Research Corp.†	7,316	331,634

		1,249,778

Telecom Services — 0.4%
Virgin Media, Inc.#	19,372	493,599

Therapeutics — 0.2%
Warner Chilcott PLC, Class A#	14,340	272,603

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.5%
Mattel, Inc.#	23,473	$606,542

Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.	9,354	689,483
Expeditors International of Washington, Inc.	11,886	628,770

		1,318,253

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.	7,032	256,668

Web Portals/ISP — 4.7%
Google, Inc., Class A†	8,555	4,754,099
Yahoo!, Inc.†	36,982	583,206

		5,337,305

Wireless Equipment — 4.5%
QUALCOMM, Inc.	110,466	5,163,181

X-Ray Equipment — 0.2%
Hologic, Inc.†#	15,548	254,987

Total Long-Term Investment Securities
(cost $75,627,042)		110,592,793

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Collective Investment Pool — 7.4%
Securities Lending Quality Trust(1)(2)	8,446,525	8,422,156

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.14% due 12/16/10(3)	$400,000	399,977

Total Short-Term Investment Securities
(cost $8,846,501)		8,822,133

REPURCHASE AGREEMENT — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co., Joint Repurchase Agreement(4) (cost $3,358,000)	3,358,000	3,358,000

TOTAL INVESTMENTS
(cost $87,831,543)(5)	107.2%	122,772,926
Liabilities in excess of other assets	(7.2)	(8,293,804)

NET ASSETS —	100.0%	$114,479,122

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At November 30, 2010, the Fund had loaned securities with a total value of $8,268,581. This was secured by collateral of $8,446,525, which was received in cash and subsequently invested in short-term investments currently value at $8,422,156 as reported in the portfolio of investments. The remaining collateral of $77,063 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.45% to 1.00%	07/28/11 to 11/28/11
Federal Home Loan Mtg. Corp.	1.00%	06/29/12
Federal National Mtg. Assoc.	1.00%	07/27/12
United States Treasury Notes/Bonds	0.88% to 4.75%	03/31/11 to 02/15/17

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

166

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
92	Long	Nasdaq 100 E-mini Index	December 2010	$3,638,763	$3,895,280	$256,517

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$6,641,018	$—	$—	$6,641,018
Computers	25,026,112	—	—	25,026,112
Medical - Biomedical/Gene	8,211,546	—	—	8,211,546
Other Industries*	70,714,117	—	—	70,714,117
Short-Term Investment Securities:
Collective Investment Pool	—	8,422,156	—	8,422,156
U.S. Government Treasuries	—	399,977	—	399,977
Repurchase Agreement	—	3,358,000	—	3,358,000
Other Financial Instruments:@
Open Future Contracts - Appreciation	256,517	—	—	256,517

Total	$110,849,310	$12,180,133	$—	$123,029,443

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Electronic Components — Semiconductors	12.5%
Computers	11.5
Applications Software	10.5
Collective Investment Pool	8.1
Web Portals/ISP	6.9
Enterprise Software/Service	5.2
Computer Services	4.2
Semiconductor Components — Integrated Circuits	3.2
E-Commerce/Services	3.1
Wireless Equipment	2.9
Internet Infrastructure Software	2.8
Semiconductor Equipment	2.4
Computers — Integrated Systems	2.3
Commercial Services — Finance	2.0
Electronic Components — Misc.	1.7
Networking Products	1.7
Telecommunication Equipment	1.6
E-Commerce/Products	1.6
Internet Security	1.5
Time Deposits	1.4
Internet Content — Information/News	1.3
Registered Investment Companies	1.2
Telecom Equipment — Fiber Optics	1.2
Exchange-Traded Funds	1.0
Web Hosting/Design	1.0
Human Resources	1.0
Electric Products — Misc.	0.8
Entertainment Software	0.8
Consulting Services	0.7
Commercial Services	0.7
Computers — Memory Devices	0.7
Toys	0.7
Equity Certificates	0.6
Internet Application Software	0.6
Computers — Periphery Equipment	0.6
E-Services/Consulting	0.6
Energy — Alternate Sources	0.5
Transactional Software	0.5
Medical Products	0.5
Electronic Forms	0.5
Power Converter/Supply Equipment	0.5
Electronic Connectors	0.5
Computer Aided Design	0.5
Electronic Measurement Instruments	0.4
Educational Software	0.4
Electronic Design Automation	0.3
Multimedia	0.3
Medical — Drugs	0.3
Industrial Audio & Video Products	0.3
Distribution/Wholesale	0.2
Medical Instruments	0.2
Audio/Video Products	0.2
Electronic Security Devices	0.2
Data Processing/Management	0.2
Agricultural Chemicals	0.2
Diversified Manufacturing Operations	0.2
Cellular Telecom	0.1
Schools	0.1
Internet Content — Entertainment	0.1
Computer Graphics	0.1
Auto — Cars/Light Trucks	0.1
Auto/Truck Parts & Equipment — Original	0.1
Electric — Distribution	0.1

108.2%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.7%
Agricultural Chemicals — 0.2%
Monsanto Co.	22,900	$1,372,168

Applications Software — 10.5%
Check Point Software Technologies, Ltd.†	35,400	1,517,598
Citrix Systems, Inc.†	125,410	8,329,732
Intuit, Inc.†	209,500	9,404,455
Microsoft Corp.	1,403,135	35,373,033
Red Hat, Inc.†	327,932	14,265,042
Salesforce.com, Inc.†#	103,645	14,429,457

		83,319,317

Audio/Video Products — 0.2%
Skyworth Digital Holdings, Ltd.#(1)	2,939,989	1,547,174

Auto - Cars/Light Trucks — 0.1%
Byd Co., Ltd., Class H(1)	65,660	392,683
Tesla Motors, Inc.†#	1,549	54,726

		447,409

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.	11,380	414,687

B2B/E-Commerce — 0.0%
ChinaCache International Holdings, Ltd. ADR†#	6,450	178,665

Cellular Telecom — 0.1%
China Unicom Hong Kong, Ltd.(1)	802,000	1,077,038

Chemicals - Diversified — 0.0%
Wacker Chemie AG(1)	2,285	391,448

Commercial Services — 0.7%
Alliance Data Systems Corp.†#	77,948	4,916,960
ExlService Holdings, Inc.†	46,886	969,134

		5,886,094

Commercial Services - Finance — 2.0%
Automatic Data Processing, Inc.	140,100	6,244,257
The Western Union Co.	399,530	7,047,709
Visa, Inc., Class A	36,396	2,687,845

		15,979,811

Computer Aided Design — 0.5%
Autodesk, Inc.†	106,100	3,744,269

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.†	45,000	504,000

Computer Services — 4.2%
Accenture PLC, Class A	258,509	11,198,610
Cognizant Technology Solutions Corp., Class A†	74,265	4,825,740
International Business Machines Corp.	105,744	14,958,546
VanceInfo Technologies, Inc. ADR†	62,630	2,355,514

		33,338,410

Computers — 11.5%
Acer, Inc. GDR	127,277	1,890,064
Apple, Inc.†	233,056	72,515,374
Dell, Inc.†	560,500	7,409,810
Hewlett - Packard Co.	201,700	8,457,281
HTC Corp. GDR†	6,964	771,959

		91,044,488

Computers - Integrated Systems — 2.3%
Riverbed Technology, Inc.†	394,660	13,382,921
Teradata Corp.†	116,102	4,770,631

		18,153,552

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.7%
EMC Corp.†	51,600	$1,108,884
NetApp, Inc.†	28,759	1,464,696
SanDisk Corp.†	42,200	1,882,120
Spansion, Inc., Class A†	50,962	1,007,519

		5,463,219

Computers - Periphery Equipment — 0.6%
Smart Technologies, Inc., Class A†	35,365	349,406
Synaptics, Inc.†	160,600	4,577,100

		4,926,506

Consulting Services — 0.7%
Genpact, Ltd.†	288,102	4,010,380
Huron Consulting Group, Inc.†#	83,855	1,904,347

		5,914,727

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	51,700	1,506,021

Distribution/Wholesale — 0.2%
Digital China Holdings, Ltd.(1)	834,090	1,697,453

Diversified Manufacturing Operations — 0.2%
Cooper Industries PLC	22,990	1,252,955

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	72,995	12,803,323

E-Commerce/Services — 3.1%
Ctrip.com International, Ltd. ADR†	35,735	1,565,908
eBay, Inc.†	65,880	1,919,084
Liberty Media Corp. - Interactive, Class A†	225,500	3,486,230
Netflix, Inc.†#	70,420	14,499,478
priceline.com, Inc.†	8,720	3,436,116

		24,906,816

E-Services/Consulting — 0.6%
Sapient Corp.	370,484	4,419,874

Educational Software — 0.4%
Blackboard, Inc.†#	71,000	2,950,050

Electric Products - Misc. — 0.8%
Hitachi, Ltd.(1)	1,301,000	6,156,177
Nidec Corp.(1)	5,600	560,781

		6,716,958

Electronic Components - Misc. — 1.7%
AAC Acoustic Technologies Holdings, Inc.(1)	1,348,000	3,718,273
HON HAI Precision Industry Co., Ltd. GDR†*	232,700	1,663,805
LG Display Co., Ltd. ADR#	249,755	4,255,825
Nippon Electric Glass Co., Ltd.(1)	293,000	4,114,150

		13,752,053

Electronic Components - Semiconductors — 12.5%
Advanced Micro Devices, Inc.†	654,500	4,771,305
Avago Technologies, Ltd.#	72,890	1,903,158
Broadcom Corp., Class A	298,490	13,279,820
Cavium Networks, Inc.†#	53,290	1,960,805
Cree, Inc.†	146,870	9,572,987
Epistar Corp. GDR†*(2)	2,963	50,303
Intel Corp.	657,600	13,888,512
LSI Corp.†	553,100	3,174,794
MEMC Electronic Materials, Inc.†#	215,800	2,496,806
Micron Technology, Inc.†#	685,700	4,978,182
National Semiconductor Corp.	640,200	8,546,670
NVIDIA Corp.†	483,100	6,570,160
ON Semiconductor Corp.†	1,395,810	11,382,830
Rovi Corp.†	32,303	1,782,156
Samsung Electronics Co., Ltd.(1)	2,350	1,671,325

169

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
Skyworks Solutions, Inc.†#	213,368	$5,430,216
Texas Instruments, Inc.	246,800	7,848,240

		99,308,269

Electronic Connectors — 0.5%
Amphenol Corp., Class A	75,980	3,801,279

Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	312,600	2,457,036

Electronic Forms — 0.5%
Adobe Systems, Inc.†	142,800	3,959,844

Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†#	86,500	3,221,260

Electronic Security Devices — 0.2%
Taser International, Inc.†	381,100	1,535,833

Energy - Alternate Sources — 0.5%
First Solar, Inc.†#	34,610	4,251,839

Enterprise Software/Service — 5.2%
Autonomy Corp. PLC†(1)	124,200	2,578,896
BMC Software, Inc.†	174,540	7,749,576
CA, Inc.	487,600	11,161,164
hiSoft Technology International, Ltd. ADR†#	48,200	1,342,370
Informatica Corp.†#	182,595	7,537,522
Oracle Corp.	414,934	11,219,815

		41,589,343

Entertainment Software — 0.8%
Electronic Arts, Inc.†	356,676	5,318,039
UBISOFT Entertainment†(1)	108,600	1,038,123

		6,356,162

Human Resources — 1.0%
SuccessFactors, Inc.†#	251,246	7,580,092

Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†#	31,525	1,995,217

Internet Application Software — 0.6%
RealNetworks, Inc.†#	711,200	2,432,304
Tencent Holdings, Ltd.#(1)	109,670	2,415,409

		4,847,713

Internet Content - Information/News — 1.2%
Baidu, Inc. ADR†	88,825	9,343,502
Kakaku.com, Inc.(1)	75	366,544

		9,710,046

Internet Infrastructure Software — 2.8%
AsiaInfo - Linkage, Inc.†#	74,500	1,240,425
F5 Networks, Inc.†	84,050	11,084,514
TIBCO Software, Inc.†	494,790	9,717,676

		22,042,615

Internet Security — 1.5%
McAfee, Inc.†	173,000	8,105,050
VeriSign, Inc.†	112,068	3,845,053

		11,950,103

Medical Instruments — 0.2%
St. Jude Medical, Inc.†	42,600	1,648,194

Medical Products — 0.5%
Stryker Corp.	28,400	$1,422,556
Zimmer Holdings, Inc.†	52,800	2,600,928

		4,023,484

Security Description	Shares	Value (Note 2)

Medical - Drugs — 0.3%
Pfizer, Inc.	127,800	2,081,862

Multimedia — 0.3%
Time Warner, Inc.	74,900	2,208,801

Networking Products — 1.7%
Acme Packet, Inc.†	66,335	3,249,088
Atheros Communications, Inc.†#	41,400	1,347,984
BigBand Networks, Inc.†#	58,100	173,138
Cisco Systems, Inc.†	180,558	3,459,491
Juniper Networks, Inc.†	128,615	4,375,483
Polycom, Inc.†	24,735	915,319

		13,520,503

Power Converter/Supply Equipment — 0.5%
Delta Electronics, Inc. GDR	72,064	1,601,687
SMA Solar Technology AG#(1)	2,105	183,022
SunPower Corp., Class B†	179,280	2,057,238

		3,841,947

Schools — 0.1%
Strayer Education, Inc.#	5,106	693,752

Semiconductor Components - Integrated Circuits — 3.2%
Analog Devices, Inc.	284,150	10,104,374
Cirrus Logic, Inc.†#	37,760	576,595
Cypress Semiconductor Corp.†	254,585	3,989,347
Emulex Corp.†	100,900	1,142,188
Marvell Technology Group, Ltd.†	257,700	4,971,033
Maxim Integrated Products, Inc.	210,080	4,884,360

		25,667,897

Semiconductor Equipment — 2.4%
Aixtron AG#(1)	111,380	3,392,696
Applied Materials, Inc.	396,600	4,929,738
ASM Pacific Technology, Ltd.#(1)	170,200	1,614,504
Lam Research Corp.†	94,600	4,288,218
Veeco Instruments, Inc.†#	117,965	5,188,101

		19,413,257

Software Tools — 0.0%
VMware, Inc., Class A†	1,690	137,769

Telecom Equipment - Fiber Optics — 1.2%
Ciena Corp.†#	120,900	1,831,635
Corning, Inc.	193,505	3,417,298
JDS Uniphase Corp.†	329,200	3,907,604

		9,156,537

Telecommunication Equipment — 1.6%
ADTRAN, Inc.#	354,965	11,053,610
Alcatel - Lucent ADR†	690,000	1,890,600

		12,944,210

Toys — 0.7%
Nintendo Co., Ltd.(1)	19,500	5,296,491

Transactional Software — 0.5%
Longtop Financial Technologies, Ltd. ADR†	102,295	4,046,790

Web Hosting/Design — 1.0%
Equinix, Inc.†#	62,100	4,818,960
Rackspace Hosting, Inc.†#	103,400	3,016,178

		7,835,138

Web Portals/ISP — 6.9%
Bitauto Holdings, Ltd. ADR†#	16,900	$217,165
Google, Inc., Class A†	74,376	41,331,487
NetEase.com, Inc. ADR†	117,425	4,483,286
SINA Corp.†#	68,810	4,405,216

170

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Yahoo!, Inc.†	298,315	4,704,428

		55,141,582

Wireless Equipment — 2.9%
American Tower Corp., Class A†	3,490	176,489
QUALCOMM, Inc.	485,379	22,686,615
RF Micro Devices, Inc.†#	46,200	323,862

		23,186,966

Total Common Stock
(cost $613,209,753)		759,160,316

CONVERTIBLE PREFERRED STOCK — 0.2%
Electric-Distribution — 0.1%
Silver Spring Networks Series E 8.00%(3)(4)(5)	46,800	285,480

Internet Content - Entertainment — 0.1%
Youku.com, Inc. Series F (3)(4)(5)	1,160,800	577,709

Internet Content-Information/News — 0.1%
Twitter, Inc. Series E (3)(4)(5)	38,367	919,273

Total Convertible Preferred Stock
(cost $1,658,907)		1,782,462

EXCHANGE TRADED FUNDS — 1.0%
iShares Asia Trust(1) (cost $7,774,031)	4,479,900	7,516,153

EQUITY CERTIFICATES — 0.6%
Electric Components - Integrated Circuits — 0.2%
Deutsche Bank AG London-MediaTek, Inc.*(4)(5)	135,871	1,740,565

Semiconductor Components - Integrated Circuits — 0.2%
Deutsche Bank AG London-Richtek Technology Corp.*(4)(5)	162,750	1,452,219

Semiconductors - Electronic Parts Distribution — 0.1%
Deutsche Bank AG London-Synnex Technology International Corp.*(4)(5)	269,000	673,316

Semiconductors - Circuit Boards — 0.1%
Deutsche Bank AG London-Tripod Technology Corp.(4)(5)	250,000	1,090,772

Total Equity Certificates
(cost $5,500,299)		4,956,872

Total Long - Term Investment Securities
(cost $628,142,990)		773,415,803

SHORT - TERM INVESTMENT SECURITIES — 10.7%
Collective Investment Pool — 8.1%
Securities Lending Quality Trust(6)(7)	64,233,703	64,048,389

Registered Investment Companies — 1.2%
T. Rowe Price Reserve Investment Fund	9,617,037	9,617,037

Time Deposits — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$11,508,000	11,508,000

Total Short - Term Investment Securities
(cost $85,358,740)		85,173,426

TOTAL INVESTMENTS
(cost $713,501,730)(8)	108.2%	858,589,229
Liabilities in excess of other assets	(8.2)	(64,877,190)

NET ASSETS —	100.0%	$793,712,039

†	Non-income producing security
#	The security or a portion thereof is out on loan: see Note 2.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $5,580,208 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2010. The aggregate value of these securities was $45,728,340 representing 5.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Science & Technology Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	Value as a % of Net Assets
Deutsche Bank AG London-Mediatek, Inc. Equity Certificates	01/20/10	108,600	$1,989,963
	07/09/10	27,000	380,779
	07/28/10	271	—

		135,871	2,370,742	$1,740,565	$12.81	0.22%

Deutsche Bank AG London-Richtek, Technology Corp. Equity Certificates	01/19/10	77,000	788,033
	01/20/10	78,000	798,751
	08/04/10	7,750	—

		162,750	1,586,784	1,452,219	8.92	0.18

Deutsche Bank AG London-Synnex Technology, International Corp. Equity Certificates	09/23/10	269,000	614,073	673,316	2.50	0.08
Deutsche Bank AG London-Tripod Technology, Corp. Equity Certificates	09/23/10	100,000	371,030
	09/24/10	150,000	557,670

		250,000	928,700	1,090,772	4.36	0.14

171

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Spring Networks Series E 8.00% (Convertible Preferred Stock)	12/11/09	46,800	$468,000	$285,480	$6.10	0.04%
Twitter, Inc. Series E (Convertible Preferred Stock)	09/24/09	38,367	613,197	919,273	23.96	0.12%
Youku.com, Inc. Series F (Convertible Preferred Stock)	09/20/10	1,160,800	577,710	577,709	0.50	0.07%

				$6,739,334		0.85%

(5)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $6,739,334 representing 0.8% of net assets.
(6)	The security is purchased with the cash collateral received from securities loaned: see Note 2.
(7)	At November 30, 2010, the Fund had loaned securities with a total value of $62,859,045. This was secured by collateral of $64,233,703, which was received in cash and subsequently invested in short-term investments currently valued at $64,048,389 as reported in the portfolio of investments. The remaining collateral of $1,162,914 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.40% to 1.63%	07/08/11 to 11/28/11
Federal National Mortgage Association	zero Coupon to 0.63%	07/11/11 to 07/27/12
Federal Home Loan Mortgage Corp.	1.00%	06/29/12
United States Treasury Notes/Bonds	0.38% to 3.88%	02/28/11 to 08/15/40

(8)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$83,319,317	$—		$—	$83,319,317
Computers	91,044,488	—		—	91,044,488
Electronic Components - Semiconductors	97,586,641	1,721,628	#	—	99,308,269
Enterprise Software/Service	39,010,447	2,578,896	#	—	41,589,343
Web Portals/ISP	55,141,582	—		—	55,141,582
Other Industries*	354,795,351	33,961,966	#	—	388,757,317
Convertible Preferred Stock	—	—		1,782,462	1,782,462
Exchange - Traded Funds	—	7,516,153	#	—	7,516,153
Equity Certificates	—	4,956,872		—	4,956,872
Short-Term Investment Securities:
Collective Investment Pool	—	64,048,389		—	64,048,389
Registered Investment Companies	—	9,617,037		—	9,617,037
Time Deposits	—	11,508,000		—	11,508,000

Total	$720,897,826	$135,908,941		$1,782,462	$858,589,229

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $45,728,340 representing 5.7% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Convertible Preferred Stock
Balance as of 5/31/2010	$954,837
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	249,916
Net purchases (sales)	577,709
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$1,782,462

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Convertible Preferred Stock
$249,916

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.9%
Commercial Services — Finance	4.9
Electronic Components — Semiconductors	4.9
Machinery — General Industrial	4.5
E-Services/Consulting	4.1
Consulting Services	3.7
Oil Companies — Exploration & Production	3.2
Medical — Drugs	3.2
Transactional Software	3.2
Casino Services	3.2
Human Resources	3.0
Schools	2.7
Telecom Services	2.6
E-Marketing/Info	2.5
Theaters	2.0
Medical — Biomedical/Gene	1.9
E-Commerce/Services	1.9
E-Commerce/Products	1.7
Recreational Vehicles	1.7
Hotels/Motels	1.7
Medical Products	1.7
Medical Instruments	1.6
Audio/Video Products	1.6
Computer Services	1.6
Therapeutics	1.5
Transport — Air Freight	1.5
Insurance — Property/Casualty	1.5
Commercial Services	1.4
Ultra Sound Imaging Systems	1.4
Medical Information Systems	1.4
Retail — Video Rentals	1.4
Dental Supplies & Equipment	1.4
Auto — Truck Trailers	1.4
Printing — Commercial	1.3
Distribution/Wholesale	1.3
Medical — HMO	1.1
Educational Software	1.1
Retail — Apparel/Shoe	0.9
Retail — Home Furnishings	0.9
Hazardous Waste Disposal	0.9
Satellite Telecom	0.8
Chemicals — Diversified	0.8
Internet Security	0.8
Advertising Services	0.8
Networking Products	0.8
Transport — Services	0.8
Machinery — Electrical	0.8
Internet Application Software	0.8
Banks — Commercial	0.7
Enterprise Software/Service	0.7
Leisure Products	0.7
Entertainment Software	0.7
Alternative Waste Technology	0.7
Agricultural Chemicals	0.7
Energy — Alternate Sources	0.6
Retail — Restaurants	0.6
Finance — Investment Banker/Broker	0.6
Medical — Generic Drugs	0.6
Containers — Paper/Plastic	0.5
Retirement/Aged Care	0.5
Metal Processors & Fabrication	0.4
Diagnostic Equipment	0.4
Beverages — Non-alcoholic	0.4
Transport — Rail	0.4
Resorts/Theme Parks	0.3
Lighting Products & Systems	0.2
Retail — Appliances	0.2

108.7%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.8%
Advertising Services — 0.8%
Marchex, Inc., Class B#	98,785	$713,228

Agricultural Chemicals — 0.7%
Intrepid Potash, Inc.†	19,100	585,415

Alternative Waste Technology — 0.7%
Calgon Carbon Corp.†#	42,910	599,453

Audio/Video Products — 1.6%
Harman International Industries, Inc.†	15,600	680,004
TiVo, Inc.†#	84,600	695,412

		1,375,416

Auto - Truck Trailers — 1.4%
Wabash National Corp.†#	113,150	1,193,732

Banks - Commercial — 0.7%
First Commonwealth Financial Corp.#	52,400	324,880
Park Sterling Bank†	61,300	322,438

		647,318

Beverages - Non-alcoholic — 0.4%
Primo Water Corp.†	29,900	360,893

Casino Services — 3.2%
Scientific Games Corp., Class A†	213,684	1,720,156
Shuffle Master, Inc.†	96,409	1,034,469

		2,754,625

Chemicals - Diversified — 0.8%
Solutia, Inc.†	33,600	718,368

Commercial Services — 1.4%
Live Nation Entertainment, Inc.†#	116,163	1,249,914

Commercial Services - Finance — 4.9%
Dollar Financial Corp.†#	67,400	1,764,532
Euronet Worldwide, Inc.†#	35,648	583,201
Global Cash Access Holdings, Inc.†	176,534	402,498
Wright Express Corp.†#	35,873	1,545,050

		4,295,281

Computer Services — 1.6%
LivePerson, Inc.†	1,200	11,592
SYKES Enterprises, Inc.†#	72,841	1,340,274

		1,351,866

Consulting Services — 3.7%
Gartner, Inc.†#	26,039	837,675
ICF International, Inc.†#	27,200	651,168
The Corporate Executive Board Co.	49,700	1,724,093

		3,212,936

Containers - Paper/Plastic — 0.5%
Graham Packaging Co., Inc.†	36,950	465,570

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†#	28,800	503,712
Sirona Dental Systems, Inc.†	18,529	700,211

		1,203,923

Diagnostic Equipment — 0.4%
Affymetrix, Inc.†#	86,900	361,504

Distribution/Wholesale — 1.3%
United Stationers, Inc.†	7,400	469,678
WESCO International, Inc.†#	13,100	625,132

		1,094,810

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.7%
Shutterfly, Inc.†#	45,970	$1,517,010

E-Commerce/Services — 1.9%
Ancestry.com, Inc.†	31,600	903,128
Move, Inc.†#	281,400	711,942

		1,615,070

E-Marketing/Info — 2.5%
Constant Contact, Inc.†#	17,300	442,707
QuinStreet, Inc.†#	65,008	1,300,160
ReachLocal, Inc.†#	24,232	417,760

		2,160,627

E-Services/Consulting — 4.1%
GSI Commerce, Inc.†#	118,151	2,817,901
Sapient Corp.	61,007	727,814

		3,545,715

Educational Software — 1.1%
Blackboard, Inc.†#	22,000	914,100

Electronic Components - Semiconductors — 4.9%
Fairchild Semiconductor International, Inc.†#	31,827	447,169
Microsemi Corp.†#	97,029	2,148,222
Monolithic Power Systems, Inc.†#	48,354	779,950
PMC - Sierra, Inc.†	125,600	910,600

		4,285,941

Energy - Alternate Sources — 0.6%
JA Solar Holdings Co., Ltd. ADR†	78,100	541,233

Enterprise Software/Service — 0.7%
Taleo Corp., Class A†	20,800	638,560

Entertainment Software — 0.7%
THQ, Inc.†#	120,998	617,090

Finance - Investment Banker/Broker — 0.6%
MF Global Holdings, Ltd.†#	67,100	526,735

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†#	10,300	762,715

Hotel/Motels — 1.7%
Gaylord Entertainment Co.†#	43,700	1,500,221

Human Resources — 3.0%
Kforce, Inc.†	33,800	510,718
Monster Worldwide, Inc.†#	12,100	273,218
On Assignment, Inc.†#	128,841	885,137
Resources Connection, Inc.	57,938	969,303

		2,638,376

Insurance - Property/Casualty — 1.5%
Tower Group, Inc.#	49,550	1,274,426

Internet Application Software — 0.8%
DealerTrack Holdings, Inc.†#	34,400	657,040

Internet Security — 0.8%
Blue Coat Systems, Inc.†#	27,000	718,200

Leisure Products — 0.7%
WMS Industries, Inc.†#	14,196	629,593

Lighting Products & Systems — 0.2%
Universal Display Corp.†#	6,797	168,294

Machinery - Electrical — 0.8%
Baldor Electric Co.#	10,399	658,361

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - General Industrial — 4.5%
Chart Industries, Inc.†	24,744	$782,653
Gardner Denver, Inc.#	19,457	1,273,460
Middleby Corp.†	5,900	474,773
Robbins & Myers, Inc.	27,000	837,270
Wabtec Corp.#	12,700	587,121

		3,955,277

Medical Information Systems — 1.4%
Quality Systems, Inc.	19,234	1,240,401

Medical Instruments — 1.6%
Spectranetics Corp.†#	68,460	334,770
Volcano Corp.†#	39,457	1,047,583

		1,382,353

Medical Products — 1.7%
Greatbatch, Inc.†#	33,400	731,794
Luminex Corp.†#	41,864	706,664

		1,438,458

Medical - Biomedical/Gene — 1.9%
Acorda Therapeutics, Inc.†#	40,100	1,056,635
Halozyme Therapeutics, Inc.†#	81,027	560,707

		1,617,342

Medical - Drugs — 3.2%
Auxilium Pharmaceuticals, Inc.†#	44,100	834,813
Vanda Pharmaceuticals, Inc.†	74,200	598,052
Viropharma, Inc.†	88,450	1,366,552

		2,799,417

Medical - Generic Drugs — 0.6%
Impax Laboratories, Inc.†#	26,900	481,510

Medical - HMO — 1.1%
Centene Corp.†	42,200	981,150

Metal Processors & Fabrication — 0.4%
CIRCOR International, Inc.#	9,700	383,150

Networking Products — 0.8%
Ixia†	43,654	692,352

Oil Companies - Exploration & Production — 3.2%
Brigham Exploration Co.†#	50,150	1,261,272
Carrizo Oil & Gas, Inc.†	11,200	325,024
Swift Energy Co.†#	23,000	839,270
Venoco, Inc.†#	21,600	376,056

		2,801,622

Printing - Commercial — 1.3%
VistaPrint NV†#	27,277	1,099,809

Recreational Vehicles — 1.7%
Polaris Industries, Inc.#	20,695	1,504,320

Resort/Theme Parks — 0.3%
Great Wolf Resorts, Inc.†	117,620	274,055

Retail - Apparel/Shoe — 0.9%
Talbots, Inc.†#	70,200	807,300

Retail - Appliances — 0.2%
Hhgregg, Inc.†	5,800	145,406

Retail - Home Furnishings — 0.9%
Pier 1 Imports, Inc.†#	82,400	804,224

Security Description	Shares	Value (Note 2)

Retail - Restaurants — 0.6%
Ruby Tuesday, Inc.†#	41,400	$529,506

Retail - Video Rentals — 1.4%
Coinstar, Inc.†	19,100	1,230,804

Retirement/Aged Care — 0.5%
Brookdale Senior Living, Inc.†#	21,600	412,992

Satellite Telecom — 0.8%
DigitalGlobe, Inc.†#	24,600	726,438

Schools — 2.7%
Bridgepoint Education, Inc.†#	97,773	1,495,927
Grand Canyon Education, Inc.†#	46,784	890,767

		2,386,694

Telecom Services — 2.6%
Cbeyond, Inc.†#	111,320	1,467,197
PAETEC Holding Corp.†#	206,621	764,498

		2,231,695

Theaters — 2.0%
National CineMedia, Inc.#	91,670	1,710,562

Therapeutics — 1.5%
Onyx Pharmaceuticals, Inc.†	44,750	1,317,887

Transactional Software — 3.2%
Innerworkings, Inc.†#	179,686	1,108,662
Synchronoss Technologies, Inc.†#	64,413	1,674,094

		2,782,756

Transport - Air Freight — 1.5%
Atlas Air Worldwide Holdings, Inc.†	23,700	1,293,072

Transport - Rail — 0.4%
RailAmerica, Inc.†#	28,850	357,740

Transport - Services — 0.8%
UTi Worldwide, Inc.	35,700	687,225

Ultra Sound Imaging Systems — 1.4%
SonoSite, Inc.†#	41,108	1,248,861

Total Long - Term Investment Securities
(cost $78,546,267)		86,877,937

SHORT - TERM INVESTMENT SECURITIES — 8.9%
Collective Investment Pool — 8.9%
Securities Lending Quality Trust(1)
(cost $7,718,415)	7,718,415	7,696,148

TOTAL INVESTMENTS
(cost $86,264,682)(2)	108.7%	94,574,085
Liabilities in excess of other assets	(8.7)	(7,551,784)

NET ASSETS —	100.0%	$87,022,301

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

175

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$86,877,937	$—	$—	$86,877,937
Short-Term Investment Securities:
Collective Investment Pool	—	7,696,148	—	7,696,148

Total	$86,877,937	$7,696,148	$—	$94,574,085

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.9%
Banks — Commercial	6.5
Retail — Restaurants	4.4
Real Estate Investment Trusts	3.4
Retail — Apparel/Shoe	3.3
Oil Companies — Exploration & Production	3.3
Auto/Truck Parts & Equipment — Original	2.9
Enterprise Software/Service	2.6
Machinery — General Industrial	2.3
Medical Products	2.3
Oil Field Machinery & Equipment	2.2
Medical — Drugs	2.2
Insurance — Property/Casualty	2.0
Distribution/Wholesale	1.8
Transport — Truck	1.6
Diversified Manufacturing Operations	1.6
Chemicals — Diversified	1.5
Applications Software	1.5
Commercial Services — Finance	1.5
Medical — Biomedical/Gene	1.3
Electronic Components — Semiconductors	1.3
Machinery — Electrical	1.2
Lasers — System/Components	1.2
Aerospace/Defense — Equipment	1.1
Internet Infrastructure Software	1.1
Medical — Hospitals	1.1
Gas — Distribution	1.1
Telephone — Integrated	1.0
Investment Management/Advisor Services	1.0
Wire & Cable Products	0.9
Commercial Services	0.9
Electric Products — Misc.	0.9
Food — Misc.	0.9
Coal	0.9
Telecom Equipment — Fiber Optics	0.9
Apparel Manufacturers	0.9
Electronic Components — Misc.	0.9
Oil — Field Services	0.9
Transport — Services	0.8
Advertising Agencies	0.8
Quarrying	0.8
Chemicals — Plastics	0.8
Instruments — Scientific	0.8
Retail — Regional Department Stores	0.8
Steel Pipe & Tube	0.8
Computer Services	0.7
Telecommunication Equipment	0.7
Non — Hazardous Waste Disposal	0.7
Building — Maintance & Services	0.7
Finance — Investment Banker/Broker	0.7
Food — Canned	0.7
Miscellaneous Manufacturing	0.7
Electric — Integrated	0.7
Computer Aided Design	0.7
Home Furnishings	0.7
Semiconductor Equipment	0.7
Oil & Gas Drilling	0.7
E-Services/Consulting	0.6
Registered Investment Companies	0.6
Food — Baking	0.6
Oil Refining & Marketing	0.6
Insurance Brokers	0.5
Casino Services	0.5
Retail — Automobile	0.5
Power Converter/Supply Equipment	0.5
Broadcast Services/Program	0.5
Medical — Outpatient/Home Medical	0.5
Aerospace/Defense	0.5
Medical — HMO	0.4

Airlines	0.4
Metal Processors & Fabrication	0.4
Time Deposits	0.3
Electronic Measurement Instruments	0.3
Computers — Integrated Systems	0.3
Therapeutics	0.3
Medical Instruments	0.3
Retail — Sporting Goods	0.3
Multimedia	0.3
Printing — Commercial	0.3
Savings & Loans/Thrifts	0.3
Human Resources	0.3
Leisure Products	0.3
Telecom Services	0.3
Financial Guarantee Insurance	0.3
Electronic Design Automation	0.2
Auto Repair Centers	0.2
Internet Application Software	0.2
Internet Security	0.2
Chemicals — Specialty	0.2
Wireless Equipment	0.2
Advanced Materials	0.2
Instruments — Controls	0.2
Building & Construction Products — Misc.	0.2
Diagnostic Kits	0.2
Investment Companies	0.2
Computers — Memory Devices	0.2
Energy — Alternate Sources	0.2
Gold Mining	0.1
Pharmacy Services	0.1
Retail — Jewelry	0.1
Networking Products	0.1
Publishing — Books	0.1
Audio/Video Products	0.1
Environmental Monitoring & Detection	0.1
Computers — Periphery Equipment	0.1
Hotels/Motels	0.1
Retail — Convenience Store	0.1
Machinery — Pumps	0.1
Industrial Audio & Video Products	0.1
Retail — Discount	0.1
Medical Sterilization Products	0.1
Building — Residential/Commercial	0.1
Rental Auto/Equipment	0.1
Transport — Marine	0.1
Real Estate Operations & Development	0.1
Independent Power Producers	0.1
Drug Delivery Systems	0.1
Steel — Producers	0.1
Electronic Security Devices	0.1
E-Marketing/Info	0.1
Transport — Rail	0.1
Direct Marketing	0.1
Machinery — Construction & Mining	0.1
Seismic Data Collection	0.1
Computer Data Security	0.1
Building — Mobile Home/Manufactured Housing	0.1
Medical Laser Systems	0.1
Retail — Leisure Products	0.1
Consumer Products — Misc.	0.1
Housewares	0.1
Textile — Apparel	0.1
Food — Retail	0.1
Web Hosting/Design	0.1
Real Estate Management/Services	0.1
Office Furnishings — Original	0.1
Transactional Software	0.1
E-Commerce/Services	0.1
Publishing — Periodicals	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Industry Allocation* (continued) Auto/Truck Parts & Equipment — Replacement	0.1
Diversified Operations	0.1
Vitamins & Nutrition Products	0.1
Footwear & Related Apparel	0.1
Auction Houses/Art Dealers	0.1
Electric — Generation	0.1
Consulting Services	0.1
Data Processing/Management	0.1
Casino Hotels	0.1
Radio	0.1
Finance — Leasing Companies	0.1
Medical Information Systems	0.1
Cosmetics & Toiletries	0.1
Publishing — Newspapers	0.1
Machinery — Material Handling	0.1
Computer Graphics	0.1
Retirement/Aged Care	0.1
Agricultural Chemicals	0.1
Optical Recognition Equipment	0.1

116.9%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	35,700	$180,285
Hexcel Corp.†	23,500	403,025

		583,310

Advertising Agencies — 0.8%
The Interpublic Group of Cos., Inc.†	237,358	2,527,863

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	38,116	941,465
Herley Industries, Inc.†	10,800	175,608
Kratos Defense & Security Solutions, Inc.†	9,100	96,187
TransDigm Group, Inc.†	3,300	226,050

		1,439,310

Aerospace/Defense - Equipment — 1.1%
AAR Corp.†	76,133	1,869,826
Curtiss - Wright Corp.	36,753	1,141,916
LMI Aerospace, Inc.†	12,100	196,867
Moog, Inc., Class A†	7,300	269,078

		3,477,687

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	5,000	153,250

Airlines — 0.4%
Allegiant Travel Co.#	6,000	299,580
Pinnacle Airlines Corp.†	16,700	135,771
United Continental Holdings, Inc.†#	26,773	741,077

		1,176,428

Apparel Manufacturers — 0.9%
Carter’s, Inc.†	5,000	158,300
Hanesbrands, Inc.†	73,806	2,003,833
Under Armour, Inc., Class A†#	8,200	473,386

		2,635,519

Applications Software — 1.5%
Actuate Corp.†	25,000	141,000
Bsquare Corp.†	28,700	178,227
China TransInfo Technology Corp.†	14,800	78,144
Emdeon, Inc., Class A†	49,444	616,567
EPIQ Systems, Inc.#	21,700	276,458
PDF Solutions, Inc.†#	50,200	200,298
Progress Software Corp.†	13,367	515,565
Quest Software, Inc.†	102,729	2,599,044
RealPage, Inc.†	2,700	73,980

		4,679,283

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	9,300	186,186

Audio/Video Products — 0.1%
DTS, Inc.†#	8,700	408,378

Auto Repair Centers — 0.2%
Midas, Inc.†	13,400	104,520
Monro Muffler Brake, Inc.#	11,550	571,032

		675,552

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†#	1,200	42,396

Auto/Truck Parts & Equipment - Original — 2.9%
Dana Holding Corp.†	144,518	2,183,667
Miller Industries, Inc.	10,000	140,200
Strattec Security Corp.	8,300	283,860
Titan International, Inc.#	193,343	3,089,621

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
TRW Automotive Holdings Corp.†	67,340	$3,197,977

		8,895,325

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	13,400	189,878

Banks - Commercial — 6.5%
1st United Bancorp, Inc.†	14,300	83,226
Alliance Financial Corp.	4,500	132,885
Ameris Bancorp†	11,900	114,716
Associated Banc - Corp.#	127,452	1,630,748
Bancfirst Corp.#	38,557	1,564,643
Bancorp Rhode Island, Inc.	5,400	161,028
Bancorp, Inc.†	17,600	151,360
Camden National Corp.	6,300	226,170
Capital City Bank Group, Inc.	9,600	121,440
Cardinal Financial Corp.	12,100	125,356
Center Financial Corp.†	21,100	132,086
Central Pacific Financial Corp.†	65,100	92,442
Citizens Holding Co.	6,500	117,000
CNB Financial Corp.	8,500	121,805
CoBiz Financial, Inc.	10,900	53,519
Columbia Banking System, Inc.#	89,590	1,562,450
Commerce Bancshares, Inc.	40,303	1,513,378
Community Trust Bancorp, Inc.#	46,848	1,288,789
East West Bancorp, Inc.(1)	128,112	2,221,462
Enterprise Bancorp, Inc.	10,621	121,504
Farmers Capital Bank Corp.†	20,900	103,037
Financial Institutions, Inc.	6,500	118,625
First South Bancorp, Inc.	12,300	91,389
FirstMerit Corp.#	81,641	1,422,594
Glacier Bancorp, Inc.#	24,571	327,531
Heritage Financial Corp.†	8,300	113,876
LNB Bancorp, Inc.	16,300	76,610
Merchants Bancshares, Inc.	4,600	125,258
Northrim BanCorp, Inc.	7,100	134,119
Ohio Valley Banc Corp.	6,400	124,800
Pacific Continental Corp.	13,000	112,320
Pinnacle Financial Partners, Inc.†#	15,800	155,314
Prosperity Bancshares, Inc.	11,100	361,194
Sierra Bancorp	9,400	97,290
Signature Bank†	12,600	553,770
Sterling Bancorp	6,700	62,913
Synovus Financial Corp.#	60,800	123,424
TCF Financial Corp.#	19,100	259,951
Texas Capital Bancshares, Inc.†#	13,800	260,544
United Community Banks, Inc.†	50,500	77,265
United Security Bancshares†	18,041	70,360
Valley National Bancorp.#	24,506	311,226
Virginia Commerce Bancorp, Inc.†	17,900	101,493
Washington Banking Co.	13,800	176,502
Washington Trust Bancorp, Inc.#	7,600	159,524
West Bancorp, Inc.	18,344	133,361
Westamerica Bancorporation#	8,100	395,928
Western Alliance Bancorp†#	29,900	184,483
Wilshire Bancorp, Inc.	17,400	123,192
Zions Bancorporation#	95,381	1,855,161

		19,749,061

Banks - Fiduciary — 0.0%
Wilmington Trust Corp.	16,800	65,856

Beverages - Non - alcoholic — 0.0%
SkyPeople Fruit Juice, Inc.†	21,900	106,872

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Broadcast Services/Program — 0.5%
Fisher Communications, Inc.†	6,000	$120,300
World Wrestling Entertainment, Inc.#	100,730	1,412,235

		1,532,535

Building & Construction Products - Misc. — 0.2%
Builders FirstSource, Inc.†	9,200	14,536
Gibraltar Industries, Inc.†	6,950	70,681
Interline Brands, Inc.†	13,800	284,280
Quanex Building Products Corp.	9,100	150,514

		520,011

Building & Construction - Misc. — 0.0%
Insituform Technologies, Inc., Class A†#	5,900	130,626
MYR Group, Inc.†	300	4,731

		135,357

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.#	1,100	92,994

Building - Maintance & Services — 0.7%
ABM Industries, Inc.#	93,364	2,150,173

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	3,400	123,964
Skyline Corp.	6,500	123,370

		247,334

Building - Residential/Commercial — 0.1%
Meritage Homes Corp.†#	13,000	246,610
Standard Pacific Corp.†#	20,300	72,268

		318,878

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	15,000	180,150

Casino Services — 0.5%
Bally Technologies, Inc.†#	41,471	1,624,419

Chemicals - Diversified — 1.5%
FMC Corp.	25,920	2,017,094
Innophos Holdings, Inc.	57,864	1,970,848
Rockwood Holdings, Inc.†	18,800	717,596

		4,705,538

Chemicals - Plastics — 0.8%
Landec Corp.†	18,600	116,436
PolyOne Corp.†	191,442	2,385,367

		2,501,803

Chemicals - Specialty — 0.2%
Arch Chemicals, Inc.	14,300	496,496
KMG Chemicals, Inc.	7,800	111,540

		608,036

Circuit Boards — 0.0%
UQM Technologies, Inc.†	57,300	114,027

Coal — 0.9%
Cloud Peak Energy, Inc.†#	17,400	364,878
James River Coal Co.†#	74,283	1,478,232
Walter Energy, Inc.	8,100	831,384
Westmoreland Coal Co.†	7,400	79,550

		2,754,044

Commercial Services — 0.9%
HMS Holdings Corp.†	4,300	270,943
Intersections, Inc.	12,500	130,000

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
Mac - Gray Corp.	10,700	$149,693
Quanta Services, Inc.†	7,617	134,135
Team, Inc.†	100,122	2,038,484
The Providence Service Corp.†	7,700	129,437

		2,852,692

Commercial Services - Finance — 1.5%
Global Payments, Inc.	7,500	311,700
Green Dot Corp., Class A†#	700	40,516
MoneyGram International, Inc.†	18,700	45,815
SEI Investments Co.	83,691	1,889,743
Wright Express Corp.†	51,755	2,229,088

		4,516,862

Computer Aided Design — 0.7%
Parametric Technology Corp.†	93,619	2,005,319

Computer Data Security — 0.1%
Fortinet, Inc.†	7,800	248,586

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.†	13,800	154,560

Computer Services — 0.7%
CACI International, Inc., Class A†	33,294	1,675,687
CIBER, Inc.†	37,900	127,344
Dynamics Research Corp.†	10,000	135,900
Ness Technologies, Inc.†	25,000	112,750
Tier Technologies, Inc., Class B†	23,100	113,190

		2,164,871

Computer Software — 0.0%
DynaVox, Inc., Class A†#	10,000	39,400
SS&C Technologies Holdings, Inc.†	5,600	108,696

		148,096

Computers - Integrated Systems — 0.3%
3D Systems Corp.†#	10,800	303,912
Adept Technology, Inc.†	23,000	107,180
Jack Henry & Associates, Inc.	17,200	470,248
Riverbed Technology, Inc.†	2,800	94,948

		976,288

Computers - Memory Devices — 0.2%
Dot Hill Systems Corp.†	87,300	155,394
LaserCard Corp.†	29,100	123,384
NetList, Inc.†	37,900	87,549
Xyratex, Ltd.†#	6,400	97,792

		464,119

Computers - Periphery Equipment — 0.1%
Immersion Corp.†	25,600	143,616
Synaptics, Inc.†	8,400	239,400

		383,016

Consulting Services — 0.1%
China Direct, Inc.†	72,900	86,022
The Hackett Group, Inc.†	27,900	98,208

		184,230

Consumer Products - Misc. — 0.1%
Alpha Pro Tech, Ltd.†	30,000	47,700
Kid Brands, Inc.†	18,000	169,380

		217,080

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 0.1%
Alberto - Culver Co.	3,900	$145,080
CCA Industries, Inc.	3,421	18,165

		163,245

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	6,300	183,519

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.#	22,300	495,506

Direct Marketing — 0.1%
ValueVision Media, Inc., Class A†	73,900	257,911

Distribution/Wholesale — 1.8%
Beacon Roofing Supply, Inc.†	96,057	1,651,220
Chindex International, Inc.†	12,600	191,898
Ingram Micro, Inc., Class A†	94,094	1,679,578
Owens & Minor, Inc.#	57,574	1,626,465
Pool Corp.	11,511	243,918

		5,393,079

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	4,650	183,256
Actuant Corp., Class A	14,700	347,361
Acuity Brands, Inc.#	18,800	1,012,568
Colfax Corp.†#	6,200	104,656
ESCO Technologies, Inc.	6,800	238,544
Fabrinet†	7,500	129,300
GP Strategies Corp.†	13,700	126,314
Harsco Corp.	6,200	149,172
Koppers Holdings, Inc.	12,600	360,360
Leggett & Platt, Inc.	6,700	138,690
Lydall, Inc.†	14,100	101,943
Matthews International Corp., Class A	1,300	42,224
Park - Ohio Holdings Corp.†	9,200	178,020
Trinity Industries, Inc.#	71,164	1,629,656

		4,742,064

Diversified Operations — 0.1%
Resource America, Inc., Class A	31,400	189,028

Drug Delivery Systems — 0.1%
Alkermes, Inc.†	17,000	178,160
Antares Pharma, Inc.†	67,700	96,811

		274,971

E - Commerce/Services — 0.1%
OpenTable, Inc.†#	2,700	195,858

E - Marketing/Info — 0.1%
Constant Contact, Inc.†#	10,300	263,577

E - Services/Consulting — 0.6%
GSI Commerce, Inc.†#	64,879	1,547,364
Keynote Systems, Inc.	14,300	175,032
Sapient Corp.	18,800	224,284

		1,946,680

Electric Products - Misc. — 0.9%
GrafTech International, Ltd.†	127,622	2,501,391
Graham Corp.	11,100	181,596
NIVS IntelliMedia Technology Group, Inc.†	47,700	103,509

		2,786,496

Electric - Generation — 0.1%
GenOn Energy, Inc.†	52,400	184,448

Security Description	Shares	Value (Note 2)

Electric - Integrated — 0.7%
Central Vermont Public Service Corp.	5,200	$105,040
Cleco Corp.	4,000	121,320
El Paso Electric Co.†	12,200	321,348
NorthWestern Corp.	5,000	144,050
NV Energy, Inc.	16,200	221,778
OGE Energy Corp.	9,500	422,845
PNM Resources, Inc.	22,400	268,352
The Empire District Electric Co.#	6,500	140,075
Unisource Energy Corp.	7,900	277,843

		2,022,651

Electronic Components - Misc. — 0.9%
OSI Systems, Inc.†	71,685	2,499,656
Pulse Electronics Corp.	30,400	124,640

		2,624,296

Electronic Components - Semiconductors — 1.3%
Advanced Analogic Technologies, Inc.†	12,700	46,482
AuthenTec, Inc.†	79,200	170,280
Diodes, Inc.†	5,050	124,735
GT Solar International, Inc.†#	25,700	171,933
Mindspeed Technologies, Inc.†	2,902	18,080
National Semiconductor Corp.	6,400	85,440
PMC - Sierra, Inc.†	34,600	250,850
Semtech Corp.†#	110,208	2,577,765
Silicon Laboratories, Inc.†	10,800	458,784

		3,904,349

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	68,500	538,410
Magma Design Automation, Inc.†	45,900	190,026

		728,436

Electronic Measurement Instruments — 0.3%
CyberOptics Corp.†	18,900	162,351
LeCroy Corp.†	26,600	247,114
Measurement Specialties, Inc.†	8,200	209,756
National Instruments Corp.	5,800	197,896
Orbotech, Ltd.†	15,700	173,014

		990,131

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	3,300	266,046

Energy - Alternate Sources — 0.2%
Ascent Solar Technologies, Inc.†	33,000	105,270
BioFuel Energy Corp.†	41,700	69,222
FuelCell Energy, Inc.†	49,000	55,370
Headwaters, Inc.†	31,900	124,091
Ocean Power Technologies, Inc.†	17,900	101,851

		455,804

Enterprise Software/Service — 2.6%
American Software, Inc., Class A	21,500	144,265
Ariba, Inc.†#	187,864	3,801,428
Concur Technologies, Inc.†	2,500	128,025
Informatica Corp.†	1,300	53,664
MedAssets, Inc.†	10,200	189,159
Omnicell, Inc.†	100,026	1,340,348
Open Text Corp.†#	42,350	1,803,687
Opnet Technologies, Inc.	8,400	204,288
PROS Holdings, Inc.†#	22,000	210,100
Taleo Corp., Class A†	4,400	135,080

		8,010,044

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	13,800	$397,716

Finance - Consumer Loans — 0.0%
ASTA Funding, Inc.	13,200	94,380

Finance - Investment Banker/Broker — 0.7%
Diamond Hill Investment Group, Inc.	1,700	117,708
Gleacher & Co., Inc.†#	20,600	51,706
JMP Group, Inc.	16,300	113,937
KBW, Inc.	67,949	1,577,776
Penson Worldwide, Inc.†#	15,600	75,972
Piper Jaffray Cos., Inc.†#	6,500	194,805

		2,131,904

Finance - Leasing Companies — 0.1%
California First National Bancorp	11,900	165,172

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	9,600	134,016

Finance - Other Services — 0.0%
MarketAxess Holdings, Inc.	4,200	76,398

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	15,900	270,459
MGIC Investment Corp.†#	13,900	118,428
Radian Group, Inc.#	26,200	185,758

		574,645

Food - Baking — 0.6%
Flowers Foods, Inc.#	65,203	1,708,319

Food - Canned — 0.7%
Seneca Foods Corp., Class B†#	800	19,056
TreeHouse Foods, Inc.†#	42,087	2,090,882

		2,109,938

Food - Dairy Products — 0.0%
Dean Foods Co.†	20,600	149,762

Food - Misc. — 0.9%
Corn Products International, Inc.	52,379	2,258,582
John B. Sanfilippo & Son, Inc.†	12,100	144,111
Overhill Farms, Inc.†	18,500	97,125
Senomyx, Inc.†	47,700	269,028

		2,768,846

Food - Retail — 0.1%
Fresh Market, Inc.†	5,700	206,625

Footwear & Related Apparel — 0.1%
Heelys, Inc.†	56,600	186,214

Gambling (Non - Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	5,034	17,518

Gas - Distribution — 1.1%
Delta Natural Gas Co., Inc.	3,800	117,838
Energen Corp.	25,944	1,130,380
Southwest Gas Corp.	14,400	504,432
UGI Corp.	51,505	1,528,153

		3,280,803

Gold Mining — 0.1%
Capital Gold Corp.†	16,800	77,448
Franco - Nevada Corp.	11,300	378,226

		455,674

Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	11,300	56,500

Security Description	Shares	Value (Note 2)

Heart Monitors — 0.0%
HeartWare International, Inc.†	1,500	$137,940

Home Furnishings — 0.7%
American Woodmark Corp.	9,700	201,857
Ethan Allen Interiors, Inc.	100,685	1,660,296
Tempur - Pedic International, Inc.†	3,900	136,929

		1,999,082

Hotel/Motels — 0.1%
Gaylord Entertainment Co.†	10,600	363,898

Housewares — 0.1%
Libbey, Inc.†	6,700	96,949
Lifetime Brands, Inc.†	8,000	117,920

		214,869

Human Resources — 0.3%
Barrett Business Services, Inc.	13,000	192,790
Hudson Highland Group, Inc.†	23,600	96,288
Kforce, Inc.†	20,600	311,266
Korn/Ferry International†	9,000	155,880
On Assignment, Inc.†	20,000	137,400

		893,624

Independent Power Producers — 0.1%
Mirant Corp.†	28,000	277,760
Synthesis Energy Systems, Inc.†#	4,300	4,171

		281,931

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	96,040
Iteris, Inc.†	76,210	114,315
SRS Labs, Inc.†	14,700	125,244

		335,599

Instruments - Controls — 0.2%
Elster Group SE†	5,500	87,065
Watts Water Technologies, Inc., Class A	8,700	283,185
Woodward Governor Co.	5,700	192,375

		562,625

Instruments - Scientific — 0.8%
Dionex Corp.†	22,179	2,022,059
FEI Co.†	18,800	447,440

		2,469,499

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.#	58,541	1,643,831

Insurance - Life/Health — 0.0%
Independence Holding Co.	18,600	143,964

Insurance - Property/Casualty — 2.0%
FPIC Insurance Group, Inc.†	40,546	1,499,391
Hallmark Financial Services, Inc.†	13,000	114,140
HCC Insurance Holdings, Inc.	13,400	376,272
Infinity Property & Casualty Corp.	12,600	727,398
Markel Corp.†#	1,300	459,537
Mercer Insurance Group, Inc.	6,900	129,513
RLI Corp.#	2,500	144,950
Safety Insurance Group, Inc.	13,180	616,956
SeaBright Holdings, Inc.#	9,700	85,263
Selective Insurance Group, Inc.	25,800	425,700
The Hanover Insurance Group, Inc.	30,640	1,387,379
Universal Insurance Holdings, Inc.	28,300	137,821

		6,104,320

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Application Software — 0.2%
eResearchTechnology, Inc.†#	56,037	$314,368
Vocus, Inc.†#	14,300	350,064

		664,432

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	9,400	113,552

Internet Content - Information/News — 0.0%
ADAM, Inc.†	12,200	76,250

Internet Infrastructure Equipment — 0.0%
Network Engines, Inc.†	37,400	57,596

Internet Infrastructure Software — 1.1%
TIBCO Software, Inc.†	173,370	3,404,987

Internet Security — 0.2%
Blue Coat Systems, Inc.†#	8,100	215,460
Sourcefire, Inc.†#	9,400	255,022
Zix Corp.†	41,500	159,360

		629,842

Investment Companies — 0.2%
Arlington Asset Investment Corp.	6,300	155,169
NGP Capital Resources Co.	13,000	117,520
TICC Capital Corp.	19,700	207,638

		480,327

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	24,017	2,099,326
Cohen & Steers, Inc.#	11,200	282,240
Financial Engines, Inc.†	14,700	248,724
Pzena Investment Management, Inc., Class A	3,700	26,307
Waddell & Reed Financial, Inc., Class A	7,800	240,240

		2,896,837

Lasers - System/Components — 1.2%
Cymer, Inc.†#	51,253	1,951,201
Newport Corp.†	9,700	140,941
Rofin - Sinar Technologies, Inc.†#	49,673	1,426,112

		3,518,254

Leisure Products — 0.3%
Brunswick Corp.#	47,700	760,815
Multimedia Games, Inc.†	26,700	115,344

		876,159

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	5,100	123,828

Machinery - Electrical — 1.2%
Baldor Electric Co.#	56,744	3,592,463

Machinery - General Industrial — 2.4%
Applied Industrial Technologies, Inc.#	1,000	29,880
DXP Enterprises, Inc.†	9,100	195,832
Gardner Denver, Inc.	50,688	3,317,530
IDEX Corp.	65,199	2,443,006
Kadant, Inc.†	7,300	140,087
Middleby Corp.†	5,800	466,726
Tennant Co.	11,000	375,540
Wabtec Corp.	3,800	175,674

		7,144,275

Machinery - Material Handling — 0.1%
Cascade Corp.	4,300	157,036

Security Description	Shares	Value (Note 2)

Machinery - Pumps — 0.1%
Graco, Inc.#	9,900	$356,004

Medical Imaging Systems — 0.0%
Vital Images, Inc.†	8,100	108,702

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.#	3,500	163,415

Medical Instruments — 0.3%
AngioDynamics, Inc.†	5,300	74,041
Bruker Corp.†	8,200	126,444
CryoLife, Inc.†	17,000	95,880
Edwards Lifesciences Corp.†	2,100	139,356
Integra LifeSciences Holdings Corp.†	3,200	138,784
Stereotaxis, Inc.†#	11,800	40,710
Synergetics USA, Inc.†	31,361	107,882
TranS1, Inc.†	40,300	76,973
Vascular Solutions, Inc.†	15,000	158,700

		958,770

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	18,900	97,902
Palomar Medical Technologies, Inc.†	11,000	136,950

		234,852

Medical Products — 2.3%
Alphatec Holdings, Inc.†	50,000	112,500
Cardica, Inc.†	66,500	178,885
Hanger Orthopedic Group, Inc.†	104,420	2,002,776
Orthovita, Inc.†	38,700	77,013
PSS World Medical, Inc.†#	4,000	82,400
Span - America Medical Systems, Inc.	6,200	91,760
Synovis Life Technologies, Inc.†	8,400	135,660
Teleflex, Inc.	32,768	1,636,434
The Cooper Cos., Inc.#	44,207	2,365,074
TomoTherapy, Inc.†#	11,300	39,550
Wright Medical Group, Inc.†	13,000	171,470

		6,893,522

Medical Sterilization Products — 0.1%
STERIS Corp.	9,500	326,895

Medical - Biomedical/Gene — 1.3%
Affymax, Inc.†	17,200	116,272
Alexion Pharmaceuticals, Inc.†	7,100	542,795
AMAG Pharmaceuticals, Inc.†	3,900	61,191
American Oriental Bioengineering, Inc.†	40,800	92,616
Anadys Pharmaceuticals, Inc.†	49,400	52,858
Arqule, Inc.†	30,600	166,158
Biosante Pharmaceuticals, Inc.†	68,800	101,136
Celldex Therapeutics, Inc.†	5,500	22,825
Cubist Pharmaceuticals, Inc.†	11,300	245,323
Curis, Inc.†	53,900	90,552
Exelixis, Inc.†#	15,400	89,166
GTx, Inc.†	37,700	109,330
Incyte Corp., Ltd.†#	37,000	536,870
Inovio Biomedical Corp.†	81,600	96,288
Maxygen, Inc.†	18,100	117,107
Oncothyreon, Inc.†	21,500	71,595
Regeneron Pharmaceuticals, Inc.†	12,600	363,132
Sangamo Biosciences, Inc.†	33,500	156,110
Seattle Genetics, Inc.†#	7,300	110,230
StemCells, Inc.†	110,100	116,706
SuperGen, Inc.†	59,400	157,410
The Medicines Co.†	12,200	160,796
Vertex Pharmaceuticals, Inc.†	7,411	245,526

183

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Vical, Inc.†	48,985	$96,011

		3,918,003

Medical - Drugs — 2.2%
Array Biopharma, Inc.†	32,900	105,609
BioSpecifics Technologies Corp.†	5,200	117,936
Cephalon, Inc.†#	1,900	120,631
Cumberland Pharmaceuticals, Inc.†	12,800	87,808
Cytori Therapeutics, Inc.†	34,000	152,660
Idenix Pharmaceuticals, Inc.†#	16,800	64,008
Myrexis, Inc.†	28,100	104,813
Pharmasset, Inc.†#	6,600	285,912
Pozen, Inc.†	15,600	99,840
Santarus, Inc.†	54,371	150,064
Sciclone Pharmaceuticals, Inc.†	33,600	125,664
Valeant Pharmaceuticals International, Inc.#	70,305	1,818,790
Vanda Pharmaceuticals, Inc.†	16,600	133,796
Viropharma, Inc.†	143,112	2,211,080
Vivus, Inc.†#	152,637	992,141
XenoPort, Inc.†#	7,800	60,450
Zalicus, Inc.†	101,600	119,888

		6,751,090

Medical - HMO — 0.4%
AMERIGROUP Corp.†	15,700	675,571
Centene Corp.†	19,600	455,700
Metropolitan Health Networks, Inc.†	27,500	118,525

		1,249,796

Medical - Hospitals — 1.1%
Health Management Associates, Inc., Class A†	46,200	411,642
LifePoint Hospitals, Inc.†	10,500	380,310
MedCath Corp.†	12,900	162,798
Universal Health Services, Inc., Class B	57,865	2,379,409

		3,334,159

Medical - Outpatient/Home Medical — 0.5%
Continucare Corp.†	32,600	153,872
Gentiva Health Services, Inc.†	58,013	1,333,139

		1,487,011

Metal Processors & Fabrication — 0.4%
Dynamic Materials Corp.	8,100	130,329
Haynes International, Inc.	7,500	290,025
RBC Bearings, Inc.†	11,900	438,991
Sun Hydraulics Corp.#	6,800	211,888

		1,071,233

Mining — 0.0%
Vista Gold Corp.†	24,300	69,255

Miscellaneous Manufacturing — 0.7%
Aptargroup, Inc.	39,576	1,807,436
John Bean Technologies Corp.	13,100	241,695

		2,049,131

Multimedia — 0.3%
FactSet Research Systems, Inc.	5,300	469,951
Media General, Inc., Class A†	13,200	56,232
Meredith Corp.#	12,400	416,888

		943,071

Networking Products — 0.1%
Atheros Communications, Inc.†#	7,500	244,200
Ixia†	10,600	168,116

Security Description	Shares	Value (Note 2)

Networking Products (continued)
Meru Networks, Inc.†#	1,600	$22,192

		434,508

Non - Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.#	82,743	2,151,318

Office Furnishings - Original — 0.1%
Knoll, Inc.	12,900	198,015

Office Supplies & Forms — 0.0%
The Standard Register Co.	18,500	54,945

Oil & Gas Drilling — 0.7%
Patterson - UTI Energy, Inc.	100,850	1,990,779

Oil Companies - Exploration & Production — 3.3%
Approach Resource, Inc.†	8,300	151,641
Bill Barrett Corp.†#	16,800	645,960
Callon Petroleum Co.†	26,100	154,512
CAMAC Energy, Inc.†	28,200	76,986
Comstock Resources, Inc.†#	53,446	1,309,427
Concho Resources, Inc.†	10,600	877,150
Crimson Exploration, Inc.†	33,200	123,504
Double Eagle Petroleum Co.†	21,000	108,990
Evolution Petroleum Corp.†	26,100	157,383
FieldPoint Petroleum Corp.†	41,900	182,265
Forest Oil Corp.†#	74,104	2,535,839
FX Energy, Inc.†	29,800	176,118
GeoMet, Inc.†#	26,800	22,244
Oasis Petroleum, Inc.†	29,200	741,096
Penn Virginia Corp.#	72,754	1,153,878
PostRock Energy Corp.†	24,600	89,790
RAM Energy Resources, Inc.†	63,200	109,968
SandRidge Energy, Inc.†#	194,992	1,006,159
Swift Energy Co.†	5,400	197,046
Venoco, Inc.†#	6,600	114,906
Warren Resources, Inc.†	45,500	201,565

		10,136,427

Oil Field Machinery & Equipment — 2.2%
Bolt Technology Corp.†	12,800	167,168
Complete Production Services, Inc.†	151,685	4,315,438
Dresser - Rand Group, Inc.†	53,434	2,026,752
Gulf Island Fabrication, Inc.	10,300	275,628

		6,784,986

Oil Refining & Marketing — 0.6%
Frontier Oil Corp.	97,980	1,521,629
Holly Corp.#	4,600	165,324

		1,686,953

Oil - Field Services — 0.9%
Key Energy Services, Inc.†	12,700	130,810
Oceaneering International, Inc.†	29,405	2,031,885
SEACOR Holdings, Inc.	3,800	414,200
Union Drilling, Inc.†#	6,500	41,015

		2,617,910

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	5,400	151,740

Paper & Related Products — 0.0%
Mercer International, Inc.†	8,278	57,118
Neenah Paper, Inc.	1,500	27,630

		84,748

184

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Patient Monitoring Equipment — 0.0%
Masimo Corp.#	1,000	$30,860

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	7,800	334,776
SXC Health Solutions Corp.†	3,000	115,050

		449,826

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.†	6,500	124,735

Physicians Practice Management — 0.0%
Healthways, Inc.†	5,700	55,005

Power Converter/Supply Equipment — 0.5%
Advanced Energy Industries, Inc.†	123,394	1,441,242
PowerSecure International, Inc.†	12,700	109,474

		1,550,716

Printing - Commercial — 0.3%
American Reprographics Co.†	32,100	225,663
Consolidated Graphics, Inc.†	7,400	351,944
Multi - Color Corp.#	18,550	362,652

		940,259

Professional Sports — 0.0%
Madison Square Garden, Inc.†	6,600	144,804

Publishing - Books — 0.1%
Courier Corp.	7,700	109,417
Scholastic Corp.	11,049	310,477

		419,894

Publishing - Newspapers — 0.1%
AH Belo Corp.† Class A	11,721	103,145
Lee Enterprises, Inc.†	30,300	58,176

		161,321

Publishing - Periodicals — 0.1%
PRIMEDIA, Inc.	38,500	193,655

Quarrying — 0.8%
Compass Minerals International, Inc.	30,440	2,514,344

Radio — 0.1%
Cumulus Media, Inc., Class A†	48,400	171,820

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc.	21,963	1,466,030
CBL & Associates Properties, Inc.#	31,400	518,100
Chesapeake Lodging Trust	4,700	89,394
Cousins Properties, Inc.	22,496	166,921
DiamondRock Hospitality Co.†	49,708	523,425
Digital Realty Trust, Inc.#	32,300	1,696,396
EastGroup Properties, Inc.	12,000	478,440
Equity One, Inc.#	16,700	289,077
Essex Property Trust, Inc.	1,600	177,344
Kilroy Realty Corp.#	8,500	290,020
LaSalle Hotel Properties	104,140	2,478,532
Parkway Properties, Inc.	10,500	166,845
Pebblebrook Hotel Trust†	5,300	99,322
Senior Housing Properties Trust	62,033	1,385,197
SL Green Realty Corp.	8,000	523,200

		10,348,243

Real Estate Management/Services — 0.1%
Colony Financial, Inc.	6,900	133,101
Grubb & Ellis Co.†	56,800	65,320

		198,421

Security Description	Shares	Value (Note 2)

Real Estate Operations & Development — 0.1%
Consolidated - Tomoka Land Co.	3,100	$86,800
Starwood Property Trust, Inc.	10,000	199,600

		286,400

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	93,366
H&E Equipment Services, Inc.†#	22,100	219,895

		313,261

Resort/Theme Parks — 0.0%
Great Wolf Resorts, Inc.†	51,200	119,296

Retail - Apparel/Shoe — 3.4%
American Eagle Outfitters, Inc.	11,300	186,450
AnnTaylor Stores Corp.†#	28,850	776,354
Casual Male Retail Group, Inc.†	23,590	113,232
Christopher & Banks Corp.	13,200	70,356
Express, Inc.†	14,100	212,628
Genesco, Inc.†	58,801	2,261,486
HOT Topic, Inc.#	28,300	173,479
J Crew Group, Inc.†	18,068	789,933
Phillips - Van Heusen Corp.	47,012	3,189,294
Rue21, Inc.†	6,300	189,063
Syms Corp.†	15,400	108,570
The Finish Line, Inc., Class A	115,887	2,068,583
Vera Bradley, Inc.†	1,500	49,110

		10,188,538

Retail - Appliances — 0.0%
Hhgregg, Inc.†#	2,100	52,647

Retail - Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	4,900	11,368

Retail - Automobile — 0.5%
Penske Auto Group, Inc.†#	106,395	1,605,501

Retail - Bookstores — 0.0%
Books - A - Million, Inc.	8,776	55,903

Retail - Convenience Store — 0.1%
Susser Holdings Corp.†	11,600	155,904
The Pantry, Inc.†	10,100	207,454

		363,358

Retail - Discount — 0.1%
HSN, Inc.†	11,700	331,695

Retail - Home Furnishings — 0.0%
Pier 1 Imports, Inc.†	13,600	132,736

Retail - Jewelry — 0.1%
Tiffany & Co.	4,200	260,820
Zale Corp.†	59,200	176,416

		437,236

Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	29,400	224,322

Retail - Misc./Diversified — 0.0%
Gaiam, Inc. Class A	17,400	130,848

Retail - Regional Department Stores — 0.8%
Dillard’s, Inc., Class A#	74,201	2,313,587

Retail - Restaurants — 4.4%
BJ’s Restaurants, Inc.†#	10,100	370,165
Bravo Brio Restaurant Group, inc.†	4,600	80,776
Brinker International, Inc.	116,352	2,378,235
Caribou Coffee Co., Inc.†	21,600	236,304

185

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants (continued)
DineEquity, Inc.†	46,128	$2,464,158
Famous Dave’s of America, Inc.†	16,700	165,330
Jack in the Box, Inc.†	15,700	315,806
Jamba, Inc.†	2,600	5,252
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,600	110,124
Panera Bread Co., Class A†#	5,600	561,344
Papa John’s International, Inc.†	46,110	1,180,877
PF Chang’s China Bistro, Inc.#	45,309	2,289,917
Red Robin Gourmet Burgers, Inc.†	4,600	85,238
Sonic Corp.†	16,862	157,828
Texas Roadhouse, Inc.†#	138,548	2,367,785
The Cheesecake Factory, Inc.†#	14,900	474,863

		13,244,002

Retail - Sporting Goods — 0.3%
Hibbett Sports, Inc.†#	11,300	387,025
Zumiez, Inc.†	17,800	566,218

		953,243

Retirement/Aged Care — 0.1%
Five Star Quality Care, Inc.†	24,000	154,080

Savings & Loans/Thrifts — 0.3%
Abington Bancorp, Inc.	10,400	124,800
Clifton Savings Bancorp, Inc.	14,000	132,440
Louisiana Bancorp, Inc.†	6,700	95,140
NewAlliance Bancshares, Inc.	6,300	84,042
OceanFirst Financial Corp.	11,600	140,012
Pacific Premier Bancorp, Inc.†	12,600	74,340
United Community Financial Corp.†	92,900	114,267
United Financial Bancorp, Inc.	10,087	149,590

		914,631

Schools — 0.0%
China Education Alliance, Inc.†	27,700	74,790

Seismic Data Collection — 0.1%
ION Geophysical Corp.†	18,600	133,734
T.G.C. Industries, Inc.†	36,400	116,844

		250,578

Semiconductor Components - Integrated Circuits — 0.0%
Emulex Corp.†	8,000	90,560

Semiconductor Equipment — 0.7%
FSI International, Inc.†	34,200	120,726
Mattson Technology, Inc.†	34,500	95,565
MKS Instruments, Inc.†	83,826	1,707,536
Rudolph Technologies, Inc.†	9,800	73,108

		1,996,935

Steel Pipe & Tube — 0.8%
Valmont Industries, Inc.#	28,298	2,288,176

Steel - Producers — 0.1%
AK Steel Holding Corp.#	20,100	266,928

Telecom Equipment - Fiber Optics — 0.9%
Finisar Corp.†	3,474	66,423
JDS Uniphase Corp.†	203,348	2,413,741
KVH Industries, Inc.†	14,357	190,230

		2,670,394

Telecom Services — 0.3%
FiberTower Corp.†	27,000	117,720
Knology, Inc.†	15,700	241,623
Premiere Global Services, Inc.†	21,900	154,614

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
tw telecom, Inc.†	19,700	$324,656

		838,613

Telecommunication Equipment — 0.7%
ADTRAN, Inc.	8,800	274,032
Preformed Line Products Co.	2,900	134,850
ShoreTel, Inc.†	22,800	161,880
Sonus Networks, Inc.†	19,500	52,260
Tellabs, Inc.	242,715	1,531,532

		2,154,554

Telephone - Integrated — 1.0%
Alaska Communications Systems Group, Inc.#	156,745	1,652,092
Cincinnati Bell, Inc.†#	495,920	1,210,045
Warwick Valley Telephone Co.	8,100	118,665

		2,980,802

Textile - Apparel — 0.1%
Cherokee, Inc.	6,400	126,080
Unifi, Inc.†	6,000	85,320

		211,400

Therapeutics — 0.3%
AVANIR Pharmaceuticals Inc., Class A†	70,000	299,600
AVI BioPharma, Inc.†	45,900	84,456
BioMarin Pharmaceutical, Inc.†#	6,900	186,852
Cyclacel Pharmaceuticals, Inc.†	51,600	94,428
Onyx Pharmaceuticals, Inc.†	2,800	82,460
Spectrum Pharmaceuticals, Inc.†	29,700	132,165
Theravance, Inc.†	3,800	94,924

		974,885

Transactional Software — 0.1%
Bottomline Technologies, Inc.†	10,400	196,872

Transport - Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	6,400	120,064

Transport - Marine — 0.1%
CAI International, Inc.†	9,900	202,455
Horizon Lines, Inc. Class A	27,100	98,915

		301,370

Transport - Rail — 0.1%
RailAmerica, Inc.†	21,100	261,640

Transport - Services — 0.8%
UTi Worldwide, Inc.	131,731	2,535,822

Transport - Truck — 1.6%
Celadon Group, Inc.†	13,600	183,192
Heartland Express, Inc.	1,465	22,634
Knight Transportation, Inc.	32,175	620,334
Landstar System, Inc.	49,839	1,791,712
Old Dominion Freight Line, Inc.†#	77,320	2,233,002
USA Truck, Inc.†	7,900	104,675

		4,955,549

Virtual Reality Products — 0.0%
RealD, Inc.†	4,700	133,856

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	121,934
Tiens Biotech Group USA, Inc.†	43,100	64,650

		186,584

186

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Web Hosting/Design — 0.1%
Web.Com Group, Inc.†	25,300	$204,677

Wire & Cable Products — 0.9%
Belden, Inc.	70,546	2,347,771
Coleman Cable, Inc.†	100	575
General Cable Corp.†	16,000	524,640

		2,872,986

Wireless Equipment — 0.2%
Aruba Networks, Inc.†	5,600	118,720
EMS Technologies, Inc.†	8,400	156,156
Globecomm Systems, Inc.†	14,300	120,835
SBA Communications Corp., Class A†#	4,800	187,920

		583,631

Total Common Stock
(cost $251,381,138)		300,768,220

CONVERTIBLE PREFERRED STOCK — 0.0%
Electric - Distribution — 0.0%
Silver Spring Networks Series E 8.00%(2)(3)(4)	11,300	68,930

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc.
8.00%(7)	2,715	26,064

Total Convertible Preferred Stock
(cost $140,150)		94,994

PREFERRED STOCK — 0.1%
Banks - Commercial — 0.0%
Synovus Financial Corp.	8,100	162,567

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	3,000	214,143

Total Preferred Stock
(cost $358,100)		376,710

CONVERTIBLE BONDS & NOTES — 0.1%
Machinery - Construction & Mining — 0.1%
Terex Corp. Senior Sub. Notes 4.00% due 06/01/15 (cost $76,000)	$76,000	127,067

Total Long - Term Investment Securities
(cost $251,955,388)		301,366,991

SHORT - TERM INVESTMENT SECURITIES — 17.8%
Collective Investment Pool — 16.9%
Securities Lending Quality Trust(5)(6)	51,564,706	51,415,941

Registered Investment Companies — 0.6%
T. Rowe Price Reserve Investment Fund	1,742,903	1,742,903

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$1,014,000	1,014,000

Total Short - Term Investment Securities
(cost $54,321,608)		54,172,844

TOTAL INVESTMENTS
(cost $306,276,996)(1)	116.9%	355,539,835
Liabilities in excess of other assets	(16.9)	(51,282,405)

NET ASSETS —	100.0%	$304,257,430

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Small Cap Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Spring Networks, Inc. Series E 8.00% Convertible Preferred Stock	12/11/09	11,300	113,000	68,930	$6.10	0.02%

(3)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $68,930 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	The security is purchased with the cash collateral received from securities loaned: see Note 2.
(6)	At November 30, 2010, the Fund had loaned securities with a total value of $50,160,275 This was secured by collateral of $51,564,706, which was received in cash and subsequently invested in short-term investments currently valued at $51,415,941 as reported in the portfolio of investments. The remaining collateral of $125,409 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.40% to 1.63%	07/08/11 to 11/28/12
Federal Home Loan Mortgage Corp.	1.00%	06/29/2012
Federal National Mortgage Association	zero Coupon to 0.63%	07/11/11 to 07/27/12
United States Treasury Notes/Bonds	0.88% to 3.88%	02/28/11 to 08/15/40

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2010.

187

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$19,749,061	$—	$—	$19,749,061
Other Industries*	281,019,159	—	—	281,019,159
Convertible Preferred Stock	26,064	—	68,930	94,994
Preferred Stock	376,710	—	—	376,710
Convertible Bonds & Notes	—	127,067	—	127,067
Short-Term Investment Securities:
Collective Investment Pool	—	51,415,941	—	51,415,941
Registered Investment Companies	—	1,742,903	—	1,742,903
Time Deposits	—	1,014,000	—	1,014,000

Total	$301,170,994	$54,299,911	$68,930	$355,539,835

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2010	$0	$82,490
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	—	(13,560)
Net purchases(sales)	(0)	—
Transfers in and/or out of Level 3	—	—

Balance as of 11/30/2010	$—	$68,930

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2010 includes:

Common Stock	Convertible Preferred Stock
$—	$(13,560)

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.8%
Real Estate Investment Trusts	7.2
Banks — Commercial	5.3
Oil Companies — Exploration & Production	2.6
Repurchase Agreement	2.4
Medical — Biomedical/Gene	1.8
Electric — Integrated	1.7
Retail — Apparel/Shoe	1.6
Electronic Components — Semiconductors	1.6
Medical — Drugs	1.5
Diversified Manufacturing Operations	1.5
Retail — Restaurants	1.5
Enterprise Software/Service	1.4
Insurance — Property/Casualty	1.3
Chemicals — Specialty	1.3
Medical Products	1.2
Gas — Distribution	1.2
Computers — Integrated Systems	1.1
Savings & Loans/Thrifts	1.1
Medical Instruments	1.0
Commercial Services	1.0
Distribution/Wholesale	1.0
Investment Companies	1.0
Footwear & Related Apparel	0.9
Telecommunication Equipment	0.9
Semiconductor Equipment	0.9
Oil — Field Services	0.9
Semiconductor Components — Integrated Circuits	0.9
Finance — Investment Banker/Broker	0.9
Aerospace/Defense — Equipment	0.8
Auto/Truck Parts & Equipment — Original	0.8
Airlines	0.8
Apparel Manufacturers	0.8
Medical — HMO	0.8
Chemicals — Diversified	0.8
Therapeutics	0.7
Human Resources	0.7
Networking Products	0.7
Metal Processors & Fabrication	0.7
Insurance — Reinsurance	0.7
Transport — Marine	0.7
Food — Misc.	0.7
Computer Services	0.7
Wireless Equipment	0.7
Machinery — General Industrial	0.7
Oil Field Machinery & Equipment	0.7
Rental Auto/Equipment	0.6
Transport — Truck	0.6
Electronic Components — Misc.	0.6
Telecom Services	0.5
Consulting Services	0.5
Commercial Services — Finance	0.5
Insurance — Life/Health	0.5
Applications Software	0.5
Paper & Related Products	0.5
Aerospace/Defense	0.5
Transactional Software	0.5
Lasers — System/Components	0.4
Non — Ferrous Metals	0.4
Industrial Automated/Robotic	0.4
Data Processing/Management	0.4
Building & Construction Products — Misc.	0.4
Office Furnishings — Original	0.4
Gold Mining	0.4
E-Marketing/Info	0.4
Telecom Equipment — Fiber Optics	0.4
Consumer Products — Misc.	0.4
E-Services/Consulting	0.4
Schools	0.4

Internet Application Software	0.4
Web Hosting/Design	0.4
Internet Infrastructure Software	0.4
Printing — Commercial	0.4
Machinery — Electrical	0.3
Food — Wholesale/Distribution	0.3
Computers — Memory Devices	0.3
Medical — Outpatient/Home Medical	0.3
Coal	0.3
Transport — Services	0.3
Retail — Automobile	0.3
Finance — Consumer Loans	0.3
Electric Products — Misc.	0.3
E-Commerce/Services	0.3
Medical Information Systems	0.3
Satellite Telecom	0.3
Instruments — Controls	0.3
Water	0.3
Computer Aided Design	0.3
Financial Guarantee Insurance	0.3
Power Converter/Supply Equipment	0.3
Identification Systems	0.3
Advanced Materials	0.3
Building & Construction — Misc.	0.3
Retail — Pawn Shops	0.3
Food — Retail	0.3
Filtration/Separation Products	0.3
Retail — Discount	0.3
U.S. Government Treasuries	0.2
Engineering/R&D Services	0.3
Containers — Paper/Plastic	0.3
E-Commerce/Products	0.3
Retail — Sporting Goods	0.3
Diagnostic Equipment	0.3
Investment Management/Advisor Services	0.3
Hotels/Motels	0.2
Auction Houses/Art Dealers	0.2
Computer Software	0.2
Drug Delivery Systems	0.2
Telephone — Integrated	0.2
Diversified Operations/Commercial Services	0.2
Batteries/Battery Systems	0.2
Instruments — Scientific	0.2
Electronic Measurement Instruments	0.2
Retail — Regional Department Stores	0.2
Computers — Periphery Equipment	0.2
Broadcast Services/Program	0.2
Silver Mining	0.2
Building — Residential/Commercial	0.2
Hazardous Waste Disposal	0.2
Medical — Generic Drugs	0.2
Recreational Vehicles	0.2
Transport — Equipment & Leasing	0.2
Retail — Perfume & Cosmetics	0.2
Physical Therapy/Rehabilitation Centers	0.2
Intimate Apparel	0.2
Building — Maintenance & Services	0.2
Tobacco	0.2
Internet Security	0.2
Dental Supplies & Equipment	0.2
Audio/Video Products	0.2
Internet Connectivity Services	0.2
Chemicals — Plastics	0.2
Patient Monitoring Equipment	0.2
Wire & Cable Products	0.2
Home Furnishings	0.2
Precious Metals	0.2
Transport — Rail	0.2
Cellular Telecom	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Circuit Boards	0.2%
Retail — Convenience Store	0.2
Theaters	0.2
Pharmacy Services	0.2
Retail — Petroleum Products	0.2
Retail — Video Rentals	0.2
Medical Sterilization Products	0.2
Alternative Waste Technology	0.2
Medical — Nursing Homes	0.2
Building — Heavy Construction	0.2
Food — Canned	0.2
Containers — Metal/Glass	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Transport — Air Freight	0.2
Educational Software	0.2
Metal — Aluminum	0.2
Resorts/Theme Parks	0.2
Leisure Products	0.1
Recreational Centers	0.1
Communications Software	0.1
Multilevel Direct Selling	0.1
Miscellaneous Manufacturing	0.1
Energy — Alternate Sources	0.1
Seismic Data Collection	0.1
Retail — Major Department Stores	0.1
Oil & Gas Drilling	0.1
Superconductor Product & Systems	0.1
Agricultural Operations	0.1
Private Corrections	0.1
Retail — Office Supplies	0.1
Electronic Design Automation	0.1
Retail — Home Furnishings	0.1
Diagnostic Kits	0.1
Environmental Consulting & Engineering	0.1
Internet Telephone	0.1
Insurance — Multi-line	0.1
Oil Refining & Marketing	0.1
Computer Data Security	0.1
Poultry	0.1
Retail — Fabric Store	0.1
Web Portals/ISP	0.1
Vitamins & Nutrition Products	0.1
Research & Development	0.1
Rubber — Tires	0.1
Diversified Minerals	0.1
Photo Equipment & Supplies	0.1
Linen Supply & Related Items	0.1
Machinery — Material Handling	0.1
Finance — Other Services	0.1
Real Estate Operations & Development	0.1
Entertainment Software	0.1
Television	0.1
Disposable Medical Products	0.1
Internet Content — Information/News	0.1
Casino Services	0.1
Auto Repair Centers	0.1
Casino Hotels	0.1
Internet Incubators	0.1
Physicians Practice Management	0.1
Publishing — Books	0.1
Steel Pipe & Tube	0.1
Retail — Hair Salons	0.1
Electronic Security Devices	0.1
Retirement/Aged Care	0.1
Gambling (Non-Hotel)	0.1
Motion Pictures & Services	0.1
Machinery — Farming	0.1
Office Supplies & Forms	0.1
Cosmetics & Toiletries	0.1

Travel Services	0.1
Engines — Internal Combustion	0.1
Publishing — Newspapers	0.1
Heart Monitors	0.1
Medical Labs & Testing Services	0.1
Platinum	0.1
Veterinary Diagnostics	0.1
Protection/Safety	0.1
Multimedia	0.1
Building Products — Air & Heating	0.1
Building Products — Cement	0.1
Diversified Operations	0.1
Environmental Monitoring & Detection	0.1
Beverages — Non-alcoholic	0.1
Lighting Products & Systems	0.1
Metal — Diversified	0.1
Toys	0.1
Retail — Misc./Diversified	0.1
Auto — Truck Trailers	0.1
Brewery	0.1
Building — Mobile Home/Manufactured Housing	0.1
Direct Marketing	0.1
Racetracks	0.1
Storage/Warehousing	0.1
Health Care Cost Containment	0.1
Retail — Auto Parts	0.1
Medical Imaging Systems	0.1
Food — Confectionery	0.1
Retail — Bookstores	0.1
Building Products — Wood	0.1
Industrial Audio & Video Products	0.1
Textile — Apparel	0.1
Decision Support Software	0.1
Machinery — Pumps	0.1
Machinery — Construction & Mining	0.1
Insurance Brokers	0.1
Medical — Hospitals	0.1
Coffee	0.1
Forestry	0.1
Firearms & Ammunition	0.1

113.8%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.4%
Advanced Materials — 0.3%
Ceradyne, Inc.†	19,336	$510,857
Hexcel Corp.†	73,781	1,265,344
Metabolix, Inc.†#	20,648	211,436
STR Holdings, Inc.†#	21,566	387,110

		2,374,747

Advertising Services — 0.0%
Marchex, Inc., Class B#	14,911	107,657

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	12,774	315,518
Cubic Corp.	11,978	546,556
Esterline Technologies Corp.†	22,680	1,335,398
Herley Industries, Inc.†	10,486	170,502
Kratos Defense & Security Solutions, Inc.†	14,154	149,608
National Presto Industries, Inc.†#	3,647	423,417
Teledyne Technologies, Inc.†	27,557	1,108,343

		4,049,342

Aerospace/Defense-Equipment — 0.8%
AAR Corp.†	29,674	728,793
Astronics Corp.†	7,218	148,474
Curtiss-Wright Corp.	34,877	1,083,628
Ducommun, Inc.	8,092	181,099
GenCorp, Inc.†#	45,181	221,839
HEICO Corp.#	22,311	1,173,559
Kaman Corp.#	19,707	555,146
LMI Aerospace, Inc.†	6,817	110,913
Moog, Inc., Class A†	34,492	1,271,375
Orbital Sciences Corp.†	43,814	714,168
Triumph Group, Inc.	12,688	1,067,442

		7,256,436

Agricultural Operations — 0.1%
Alico, Inc.	2,756	63,801
Cadiz, Inc.†#	9,391	105,931
Griffin Land & Nurseries, Inc.	1,844	53,734
Limoneira Co.#	6,267	136,683
MGP Ingredients, Inc.#	8,472	77,180
Tejon Ranch Co.†	10,116	244,706
The Andersons, Inc.	13,993	452,254

		1,134,289

Airlines — 0.8%
AirTran Holdings, Inc.†	102,835	765,092
Alaska Air Group, Inc.†	27,196	1,495,780
Allegiant Travel Co.#	11,554	576,891
Hawaiian Holdings, Inc.†#	39,979	315,834
JetBlue Airways Corp.†#	185,530	1,259,749
Pinnacle Airlines Corp.†	14,344	116,617
Republic Airways Holdings, Inc.†	26,470	205,407
Skywest, Inc.	42,526	688,496
US Airways Group, Inc.†	122,628	1,368,529

		6,792,395

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†#	42,718	596,770
Darling International, Inc.†	62,683	725,869
Rentech, Inc.†	166,545	206,516

		1,529,155

Apparel Manufacturers — 0.8%
American Apparel, Inc.†#	25,493	35,690
Carter’s, Inc.†	45,166	1,429,955
Columbia Sportswear Co.	8,683	483,122
Delta Apparel, Inc.†	4,617	57,482
G-III Apparel Group, Ltd.†#	11,903	325,785

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Joe’s Jeans, Inc.†#	32,787	$52,131
Maidenform Brands, Inc.†	17,422	478,060
Oxford Industries, Inc.#	10,669	263,524
Quiksilver, Inc.†	98,542	423,731
The Jones Group, Inc.	66,242	896,917
True Religion Apparel, Inc.†#	19,318	433,303
Under Armour, Inc., Class A†#	26,748	1,544,162
Volcom, Inc.#	14,909	268,362

		6,692,224

Applications Software — 0.5%
Actuate Corp.†	35,022	197,524
Deltek, Inc.†	15,246	108,857
Ebix, Inc.†	20,439	424,109
EPIQ Systems, Inc.#	25,288	322,169
NetSuite, Inc.†	14,134	350,806
PDF Solutions, Inc.†#	17,446	69,610
Progress Software Corp.†	32,065	1,236,747
Quest Software, Inc.†	45,578	1,153,123
RealPage, Inc.†	10,913	299,016

		4,161,961

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†#	20,230	253,280

Auction House/Art Dealers — 0.2%
Sotheby’s	50,968	2,044,327

Audio/Video Products — 0.2%
Audiovox Corp., Class A†	13,379	91,646
DTS, Inc.†	13,219	620,500
TiVo, Inc.†#	87,805	721,757
Universal Electronics, Inc.†	10,546	289,804

		1,723,707

Auto Repair Centers — 0.1%
Midas, Inc.†#	11,003	85,823
Monro Muffler Brake, Inc.#	15,093	746,198

		832,021

Auto - Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	54,274	278,426

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	51,939	547,956

Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†#	45,624	490,002
Amerigon, Inc.†#	16,688	175,224
ArvinMeritor, Inc.†#	71,527	1,276,757
Dana Holding Corp.†	106,428	1,608,127
Fuel Systems Solutions, Inc.†	10,846	374,838
Miller Industries, Inc.	7,811	109,510
Modine Manufacturing Co.†	35,170	487,456
Spartan Motors, Inc.#	25,401	134,371
Superior Industries International, Inc.	17,857	347,140
Tenneco, Inc.†	45,418	1,655,940
Titan International, Inc.	26,834	428,808

		7,088,173

Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.†	18,912	267,983
Dorman Products, Inc.†#	8,746	345,554
Douglas Dynamics, Inc.	8,311	122,587
Exide Technologies†	57,466	470,072
Standard Motor Products, Inc.	15,148	190,562

		1,396,758

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
B2B/E-Commerce — 0.0%
ePlus, Inc.†#	2,956	$68,579
Global Sources, Ltd.†#	17,871	161,733
SPS Commerce, Inc.†#	3,639	43,159

		273,471

Banks-Commercial — 5.3%
1st Source Corp.#	11,798	220,269
1st United Bancorp, Inc.†#	16,919	98,469
Alliance Financial Corp.	3,601	106,338
American National Bankshares, Inc.	4,729	105,599
Ameris Bancorp†	18,248	175,911
Ames National Corp.#	6,294	122,985
Arrow Financial Corp.#	7,509	209,801
Bancfirst Corp.#	5,416	219,781
Banco Latinoamericano de Comercio Exterior SA, Class E	21,281	345,603
Bancorp Rhode Island, Inc.	2,850	84,987
Bank Mutual Corp.	35,125	160,872
Bank of Marin Bancorp	4,057	135,504
Bank of the Ozarks, Inc.#	9,933	376,361
Bridge Bancorp, Inc.	4,859	118,414
Bryn Mawr Bank Corp.	7,468	125,388
Camden National Corp.#	5,914	212,313
Capital City Bank Group, Inc.#	9,171	116,013
Cardinal Financial Corp.	22,185	229,837
Cass Information Systems, Inc.	6,493	229,592
Cathay General Bancorp	59,702	806,574
Center Financial Corp.†	27,423	171,668
Centerstate Banks, Inc.	19,825	140,163
Century Bancorp, Inc., Class A	2,617	63,096
Chemical Financial Corp.#	18,581	388,714
Citizens & Northern Corp.	9,361	139,572
Citizens Republic Bancorp, Inc.†	304,596	176,666
City Holding Co.#	11,990	384,519
CNB Financial Corp.	9,403	134,745
CoBiz Financial, Inc.	24,931	122,411
Columbia Banking System, Inc.#	29,863	520,811
Community Bank System, Inc.#	25,181	606,358
Community Trust Bancorp, Inc.#	10,561	290,533
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.#	68,283	537,387
Eagle Bancorp, Inc.†	12,692	160,808
Encore Bancshares, Inc.†	6,198	58,695
Enterprise Financial Services Corp.	11,472	114,376
F.N.B. Corp.#	86,992	762,920
Financial Institutions, Inc.	8,437	153,975
First Bancorp#	11,559	167,490
First Bancorp, Inc.#	6,748	94,405
First BanCorp. Puerto Rico†#	246,445	59,147
First Busey Corp.	40,387	175,683
First Commonwealth Financial Corp.#	79,681	494,022
First Community Bancshares, Inc.#	12,182	168,964
First Financial Bancorp	43,992	726,748
First Financial Bankshares, Inc.#	15,829	765,649
First Financial Corp.#	8,567	258,209
First Interstate BancSystem, Inc.	9,581	130,493
First Merchants Corp.#	19,711	163,404
First Midwest Bancorp, Inc.	56,304	527,568
First South Bancorp, Inc.	6,381	47,411
FirstMerit Corp.#	81,942	1,427,839
German American Bancorp, Inc.	8,574	149,016
Glacier Bancorp, Inc.#	54,683	728,924
Great Southern Bancorp, Inc.#	7,821	174,878
Green Bankshares, Inc.†#	9,129	24,283
Hancock Holding Co.#	22,179	698,638
Hanmi Financial Corp.†	79,058	72,583
Heartland Financial USA, Inc.	10,094	162,211
Heritage Financial Corp.†	7,590	104,135

Security Description	Shares	Value (Note 2)

Banks-Commercial (continued)
Home Bancshares, Inc.#	16,959	$351,051
Hudson Valley Holding Corp.	10,117	200,317
IBERIABANK Corp.#	20,342	1,025,440
Independent Bank Corp.#	16,111	391,336
International Bancshares Corp.	40,348	693,986
Lakeland Bancorp, Inc.#	15,871	165,852
Lakeland Financial Corp.#	12,441	260,141
MainSource Financial Group, Inc.#	15,552	142,456
MB Financial, Inc.#	40,257	572,857
Merchants Bancshares, Inc.#	3,699	100,724
Metro Bancorp, Inc.†	10,432	104,842
MidSouth Bancorp, Inc.	5,783	77,839
MidWestOne Financial Group, Inc.	5,328	76,990
Nara Bancorp., Inc.†	29,315	239,210
National Bankshares, Inc.	5,355	141,479
National Penn Bancshares, Inc.	95,805	642,852
NBT Bancorp, Inc.#	26,204	581,729
Old National Bancorp	66,249	683,027
OmniAmerican Bancorp, Inc.†	9,193	113,442
Oriental Financial Group, Inc.	35,213	408,471
Orrstown Financial Services, Inc.	5,183	135,795
Pacific Continental Corp.	14,206	122,740
PacWest Bancorp.#	23,351	396,967
Park National Corp.	9,489	641,077
Peapack Gladstone Financial Corp.	6,783	81,396
Penns Woods Bancorp, Inc.#	2,962	110,453
Peoples Bancorp, Inc.#	8,120	105,479
Pinnacle Financial Partners, Inc.†#	25,763	253,250
Porter Bancorp, Inc.	2,737	29,286
PrivateBancorp, Inc.#	39,548	480,904
Prosperity Bancshares, Inc.	35,440	1,153,218
Renasant Corp.#	19,340	334,969
Republic Bancorp, Inc., Class A	7,556	154,974
S&T Bancorp, Inc.#	18,815	369,150
S.Y. Bancorp, Inc.	9,145	218,748
Sandy Spring Bancorp, Inc.#	18,524	314,352
SCBT Financial Corp.#	9,858	304,711
Sierra Bancorp	8,819	91,277
Signature Bank†	31,096	1,366,669
Simmons First National Corp., Class A#	13,273	385,581
Southside Bancshares, Inc.#	12,198	255,182
Southwest Bancorp, Inc.	14,972	157,505
State Bancorp, Inc.	12,838	117,083
StellarOne Corp.	17,638	231,058
Sterling Bancorp	20,730	194,655
Sterling Bancshares, Inc.#	69,696	413,646
Suffolk Bancorp#	7,454	191,419
Susquehanna Bancshares, Inc.#	98,578	793,553
SVB Financial Group†#	31,736	1,425,898
Taylor Capital Group, Inc.†	7,396	91,932
Texas Capital Bancshares, Inc.†	27,777	524,430
The Bancorp, Inc.†#	17,409	149,717
The First of Long Island Corp.#	5,363	138,151
Tompkins Financial Corp.#	6,106	234,226
Tower Bancorp, Inc.	4,334	99,942
Towne Bank#	18,147	280,190
TriCo Bancshares#	10,779	155,541
Trustco Bank Corp.#	59,371	333,071
Trustmark Corp.#	48,562	1,036,313
UMB Financial Corp.#	24,127	899,937
Umpqua Holdings Corp.#	87,062	921,987
Union First Market Bankshares Corp.#	13,776	188,731
United Bankshares, Inc.#	29,512	773,509
United Community Banks, Inc.†	72,772	111,341
Univest Corp. of Pennsylvania#	12,813	238,450

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks-Commercial (continued)
Virginia Commerce Bancorp, Inc.†	16,603	$94,139
Washington Banking Co.	11,819	151,165
Washington Trust Bancorp, Inc.#	10,901	228,812
Webster Financial Corp.	49,642	819,093
WesBanco, Inc.	17,811	310,446
West Bancorporation, Inc.#	12,043	87,553
West Coast Bancorp.†	72,385	191,096
Westamerica Bancorporation#	22,305	1,090,268
Western Alliance Bancorp†	50,593	312,159
Whitney Holding Corp.#	73,349	688,747
Wilshire Bancorp, Inc.	15,053	106,575
Wintrust Financial Corp.	23,630	676,999

		45,189,284

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.#	57,792	310,343

Batteries/Battery Systems — 0.2%
A123 Systems, Inc.†#	55,222	424,657
Advanced Battery Technologies, Inc.†#	45,608	172,398
Ener1, Inc.†	47,077	204,785
EnerSys†	36,711	1,108,305

		1,910,145

Beverages - Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated#	3,248	190,008
Heckmann Corp.†	68,536	265,234
National Beverage Corp.#	8,588	112,417

		567,659

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	6,571	536,719

Broadcast Services/Program — 0.2%
Acacia Research - Acacia Technologies†	25,677	699,698
CKX, Inc.†#	42,910	177,218
Crown Media Holdings, Inc., Class A†#	19,364	50,927
DG FastChannel, Inc.†	19,048	480,581
Fisher Communications, Inc.†	5,032	100,892
Nexstar Broadcasting Group, Inc., Class A†	8,256	44,582
Outdoor Channel Holdings, Inc.†#	9,076	58,994
World Wrestling Entertainment, Inc.#	18,621	261,067

		1,873,959

Building & Construction Products - Misc. — 0.4%
Broadwind Energy, Inc.†	71,487	136,540
Builders FirstSource, Inc.†	35,024	55,338
Drew Industries, Inc.†	14,704	297,021
Gibraltar Industries, Inc.†#	23,369	237,663
Interline Brands, Inc.†	25,072	516,483
Louisiana-Pacific Corp.†#	96,421	790,652
NCI Building Systems, Inc.†	14,883	154,932
Quanex Building Products Corp.	28,765	475,773
Simpson Manufacturing Co., Inc.	29,924	774,134
Trex Co., Inc.†#	11,937	220,238

		3,658,774

Building & Construction - Misc. — 0.3%
Dycom Industries, Inc.†#	29,855	394,683
Insituform Technologies, Inc., Class A†#	29,834	660,525
Layne Christensen Co.†	14,900	491,253
MasTec, Inc.†#	40,300	577,499
MYR Group, Inc.†	15,359	242,211

		2,366,171

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.1%
AAON, Inc.#	9,547	$244,881
American DG Energy, Inc.†#	14,529	41,408
Comfort Systems USA, Inc.	29,362	327,386

		613,675

Building Products - Cement — 0.1%
Texas Industries, Inc.#	15,806	595,570

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	21,686	243,967
PGT, Inc.†	14,833	32,633

		276,600

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	14,616	129,059

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	14,724	481,180

Building - Heavy Construction — 0.2%
Granite Construction, Inc.#	26,522	672,863
Orion Marine Group, Inc.†#	20,755	278,948
Sterling Construction Co., Inc.†#	12,433	167,721
Tutor Perini Corp.	20,280	386,334

		1,505,866

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.#	39,512	909,961
Rollins, Inc.	32,633	881,744

		1,791,705

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	5,053	184,233
Skyline Corp.#	5,294	100,480
Winnebago Industries, Inc.†#	22,465	235,433

		520,146

Building - Residential/Commercial — 0.2%
Beazer Homes USA, Inc.†#	57,684	239,966
Brookfield Homes Corp.†#	7,354	64,862
Hovnanian Enterprises, Inc., Class A†#	40,230	149,253
M/I Homes, Inc.†#	14,306	164,948
Meritage Homes Corp.†#	24,389	462,660
Ryland Group, Inc.	33,490	488,284
Standard Pacific Corp.†#	82,568	293,942

		1,863,915

Cable/Satellite TV — 0.0%
LodgeNet Interactive Corp.†#	19,348	59,979
Mediacom Communications Corp., Class A†#	30,883	260,961

		320,940

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	20,426	364,809
Boyd Gaming Corp.†	41,012	366,647
Monarch Casino & Resort, Inc.†	6,824	81,956

		813,412

Casino Services — 0.1%
Scientific Games Corp., Class A†	49,439	397,984
Shuffle Master, Inc.†	40,687	436,571

		834,555

Cellular Telecom — 0.2%
Syniverse Holdings, Inc.†	53,009	1,619,955

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified — 0.8%
Aceto Corp.	19,626	$146,999
Codexis, Inc.†#	4,712	44,387
Georgia Gulf Corp.†#	25,637	521,200
Innophos Holdings, Inc.#	16,283	554,599
Olin Corp.	59,971	1,095,670
Rockwood Holdings, Inc.†	39,621	1,512,334
Solutia, Inc.†	92,271	1,972,754
Westlake Chemical Corp.#	14,940	564,134

		6,412,077

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†	21,446	194,944

Chemicals - Other — 0.0%
American Vanguard Corp.#	15,706	107,115

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	23,943	484,846
Landec Corp.†	20,399	127,698
PolyOne Corp.†	70,529	878,791
Spartech Corp.†	23,865	226,956

		1,718,291

Chemicals - Specialty — 1.3%
Arch Chemicals, Inc.	17,193	596,941
Balchem Corp.	21,433	663,566
Ferro Corp.†	65,487	934,499
H.B. Fuller Co.	37,173	779,518
Hawkins, Inc.#	6,694	291,390
KMG Chemicals, Inc.	4,724	67,553
Kraton Performance Polymers, Inc.†	8,674	247,036
Minerals Technologies, Inc.	14,285	869,099
NewMarket Corp.#	7,856	988,285
OM Group, Inc.†	23,472	882,547
Omnova Solutions, Inc.†#	34,476	302,699
Quaker Chemical Corp.	8,613	327,122
Sensient Technologies Corp.	37,649	1,278,937
Stepan Co.#	5,928	418,220
WR Grace & Co.†	55,268	1,849,820
Zep, Inc.	16,754	304,085

		10,801,317

Circuit Boards — 0.2%
DDi Corp.	10,213	107,134
Multi-Fineline Electronix, Inc.†	8,082	188,311
Park Electrochemical Corp.	15,646	428,700
TTM Technologies, Inc.†#	60,833	806,341
UQM Technologies, Inc.†#	27,840	55,402

		1,585,888

Coal — 0.3%
Cloud Peak Energy, Inc.†	23,951	502,252
Hallador Energy Co.	2,939	33,799
International Coal Group, Inc.†#	99,779	759,318
James River Coal Co.#	21,140	420,686
L&L Energy, Inc.†#	13,575	143,488
Patriot Coal Corp.†#	59,421	961,432

		2,820,975

Coffee — 0.1%
Farmer Brothers Co.#	5,217	90,880
Peet’s Coffee & Tea, Inc.†#	9,056	345,305

		436,185

Collectibles — 0.0%
RC2 Corp.†	16,614	368,000

Security Description	Shares	Value (Note 2)

Commercial Services — 1.0%
Arbitron, Inc.#	20,240	$591,413
CoStar Group, Inc.†#	15,733	829,759
CPI Corp.#	4,044	115,092
ExlService Holdings, Inc.†	11,732	242,501
Healthcare Services Group, Inc.	49,897	794,859
HMS Holdings Corp.†	20,648	1,301,031
Live Nation Entertainment, Inc.†	106,979	1,151,094
Mac-Gray Corp.	9,021	126,204
Medifast, Inc.†	10,426	253,977
National Research Corp.#	1,362	38,558
PHH Corp.†	42,145	894,738
Pre-Paid Legal Services, Inc.†#	5,798	375,015
Standard Parking Corp.†	11,978	212,729
Steiner Leisure, Ltd.†	11,279	453,641
Team, Inc.†	14,644	298,152
TeleTech Holdings, Inc.†	22,949	435,113
The Providence Service Corp.†#	9,982	167,797

		8,281,673

Commercial Services-Finance — 0.5%
Advance America Cash Advance Centers, Inc.	42,461	202,114
Asset Acceptance Capital Corp.†	11,605	68,237
Cardtronics, Inc.†	20,813	351,740
CBIZ, Inc.†	34,044	204,945
Dollar Financial Corp.†	18,501	484,356
Euronet Worldwide, Inc.†#	37,278	609,868
Global Cash Access Holdings, Inc.†	38,945	88,795
Heartland Payment Systems, Inc.#	28,766	454,215
MoneyGram International, Inc.†#	64,264	157,447
TNS, Inc.†	19,814	380,825
Wright Express Corp.†	29,486	1,269,962

		4,272,504

Communications Software — 0.1%
Digi International, Inc.†	19,252	184,819
Seachange International, Inc.†	21,502	172,876
Smith Micro Software, Inc.†	23,509	351,224
SolarWinds, Inc.†	26,568	474,505

		1,183,424

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	47,311	591,388
Parametric Technology Corp.†	88,274	1,890,829

		2,482,217

Computer Data Security — 0.1%
Fortinet, Inc.†	31,849	1,015,028

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	17,197	192,606
Trident Microsystems, Inc.†#	54,821	101,419

		294,025

Computer Services — 0.7%
CACI International, Inc., Class A†	22,998	1,157,489
CIBER, Inc.†#	48,120	161,683
Computer Task Group, Inc.†#	11,426	112,546
iGate Corp.#	17,989	359,780
Insight Enterprises, Inc.†	35,134	443,040
LivePerson, Inc.†#	34,385	332,159
Manhattan Associates, Inc.†#	17,260	536,614
SRA International, Inc., Class A†	32,646	640,515
Stream Global Services, Inc.†	3,482	13,371
SYKES Enterprises, Inc.†	31,387	577,521
Syntel, Inc.#	10,008	477,782

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Services (continued)
Tier Technologies, Inc.†	10,667	$52,268
Unisys Corp.†	32,371	731,908
Virtusa Corp.†	10,450	142,538

		5,739,214

Computer Software — 0.2%
Accelrys, Inc.†	42,469	357,589
Avid Technology, Inc.†#	22,441	349,631
Blackbaud, Inc.#	34,094	862,919
Convio, Inc.†	4,561	33,341
DynaVox, Inc., Class A†#	7,234	28,502
Envestnet, Inc.†	5,942	86,694
Global Defense Technology & Systems, Inc.†	3,685	50,263
Guidance Software, Inc.†	10,272	62,967
SS&C Technologies Holdings, Inc.†	9,640	187,113

		2,019,019

Computers — 0.0%
Silicon Graphics International Corp.†#	23,690	182,176

Computers - Integrated Systems — 1.1%
3D Systems Corp.†#	13,841	389,486
Agilysys, Inc.†	13,699	70,276
Cray, Inc.†#	27,408	195,693
Echelon Corp.†#	25,475	242,777
Integral Systems, Inc.†#	13,521	123,311
Jack Henry & Associates, Inc.	64,885	1,773,956
Maxwell Technologies, Inc.†	20,403	329,916
Mercury Computer Systems, Inc.†	18,286	325,674
MTS Systems Corp.	12,428	476,241
NCI, Inc., Class A†	5,101	112,069
Netscout Systems, Inc.†	23,253	513,659
Radiant Systems, Inc.†	25,122	453,452
Radisys Corp.†#	18,586	167,832
Riverbed Technology, Inc.†	95,893	3,251,732
Stratasys, Inc.†	15,594	527,389
Super Micro Computer, Inc.†	18,865	194,309
Wave Systems Corp., Class A†#	61,846	163,273

		9,311,045

Computers - Memory Devices — 0.3%
Hutchinson Technology, Inc.†#	18,043	55,933
Imation Corp.†	22,994	218,443
Isilon Systems, Inc.†	20,287	684,686
Quantum Corp.†	162,937	591,461
Smart Modular Technologies WWH, Inc.†	40,584	227,271
Spansion, Inc., Class A†	10,016	198,016
STEC, Inc.†#	30,968	526,301
Xyratex, Ltd.†#	22,916	350,157

		2,852,268

Computers - Periphery Equipment — 0.2%
Compellent Technologies, Inc.†#	17,714	460,564
Electronics for Imaging, Inc.†	34,434	450,741
Immersion Corp.†	21,698	121,726
Rimage Corp.†	7,335	112,226
Synaptics, Inc.†#	25,747	733,789

		1,879,046

Consulting Services — 0.5%
Accretive Health, Inc.†#	8,976	122,881
CRA International, Inc.†	8,527	188,447
Forrester Research, Inc.	11,087	384,165
Franklin Covey Co.†#	10,128	81,328
Hill International, Inc.†	19,952	103,351

Security Description	Shares	Value (Note 2)

Consulting Services (continued)
Huron Consulting Group, Inc.†#	17,004	$386,161
ICF International, Inc.†	13,211	316,271
LECG Corp.†	19,892	18,740
MAXIMUS, Inc.	13,277	805,914
Navigant Consulting, Inc.†#	39,080	325,146
PDI, Inc.†	6,852	64,820
The Advisory Board Co.†	11,757	557,987
The Corporate Executive Board Co.#	26,053	903,779
The Hackett Group, Inc.†#	22,031	77,549

		4,336,539

Consumer Products - Misc. — 0.4%
American Greetings Corp., Class A#	30,050	603,103
Blyth, Inc.#	4,084	182,065
Central Garden and Pet Co., Class A†	43,012	401,732
CSS Industries, Inc.	5,749	105,034
Helen of Troy, Ltd.†	23,306	550,488
Kid Brands, Inc.†	9,700	91,277
Oil-Dri Corp. of America#	3,971	88,990
Prestige Brands Holdings, Inc.†	32,303	380,206
Spectrum Brands Holdings, Inc.†#	13,836	373,987
Summer Infant, Inc.†	8,322	60,002
WD-40 Co.	12,610	492,925

		3,329,809

Containers - Metal/Glass — 0.2%
Silgan Holdings, Inc.#	41,043	1,405,312

Containers - Paper/Plastic — 0.3%
AEP Industries, Inc.†	3,133	75,349
Graham Packaging Co., Inc.†	13,238	166,799
Graphic Packaging Holding Co.†	86,691	322,490
Rock-Tenn Co., Class A	29,607	1,601,443

		2,166,081

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	18,467	393,532
Inter Parfums, Inc.	11,043	201,645
Revlon, Inc., Class A†	8,256	81,899

		677,076

Data Processing/Management — 0.4%
Acxiom Corp.†#	51,981	884,197
CommVault Systems, Inc.†	32,823	956,134
CSG Systems International, Inc.†	25,889	487,231
Fair Isaac Corp.#	31,720	740,662
FalconStor Software, Inc.†#	22,762	60,547
Pegasystems, Inc.#	12,302	380,747
Schawk, Inc.	8,571	153,763

		3,663,281

Decision Support Software — 0.1%
DemandTec, Inc.†#	14,760	152,766
Interactive Intelligence, Inc.†	10,077	272,482
QAD, Inc.†#	9,883	46,549

		471,797

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	45,049	787,907
Sirona Dental Systems, Inc.†	25,452	961,831

		1,749,738

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†#	54,709	227,589
Cepheid, Inc.†#	45,177	889,535
Hansen Medical, Inc.†	32,816	47,255

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diagnostic Equipment (continued)
Immucor, Inc.†	53,150	$976,366

		2,140,745

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	30,881	686,176
OraSure Technologies, Inc.†#	35,679	187,314
Quidel Corp.†#	16,685	220,409

		1,093,899

Direct Marketing — 0.1%
APAC Customer Services, Inc.†	24,569	145,448
Harte-Hanks, Inc.	29,920	372,205

		517,653

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	9,030	330,950
Medical Action Industries, Inc.†#	11,065	88,077
Merit Medical Systems, Inc.†	21,770	331,775
Rochester Medical Corp.†	8,364	92,506

		843,308

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†	34,632	595,324
BlueLinx Holdings, Inc.†	8,454	31,702
BMP Sunstone Corp.†	21,385	211,284
Brightpoint, Inc.†	53,550	439,110
Chindex International, Inc.†#	10,585	161,209
Core-Mark Holding Co., Inc.†#	8,265	299,193
Houston Wire & Cable Co.#	13,696	145,862
MWI Veterinary Supply, Inc.†	9,337	570,491
Owens & Minor, Inc.	47,988	1,355,661
Pool Corp.	37,672	798,270
Rentrak Corp.†	7,227	190,793
Scansource, Inc.†	20,428	595,885
School Specialty, Inc.†#	14,565	183,956
Titan Machinery, Inc.†	10,054	210,782
United Stationers, Inc.†	18,402	1,167,975
Watsco, Inc.#	21,167	1,275,735

		8,233,232

Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	27,640	1,089,292
Actuant Corp., Class A	51,633	1,220,088
Acuity Brands, Inc.#	33,071	1,781,204
Ameron International Corp.#	7,004	495,883
AZZ, Inc.#	9,446	352,052
Barnes Group, Inc.#	37,300	712,057
Blount International, Inc.†	36,367	562,234
Colfax Corp.†	18,571	313,479
EnPro Industries, Inc.†#	15,627	572,730
ESCO Technologies, Inc.	20,111	705,494
Fabrinet†	7,538	129,955
Federal Signal Corp.	48,076	308,167
GP Strategies Corp.†#	11,342	104,573
Griffon Corp.†#	34,049	412,674
Koppers Holdings, Inc.	15,618	446,675
LSB Industries, Inc.†	13,216	304,761
Lydall, Inc.†	13,173	95,241
Matthews International Corp., Class A	22,953	745,513
Park-Ohio Holdings Corp.†#	6,047	117,010
Raven Industries, Inc.	12,340	547,896
Standex International Corp.	9,636	288,116
The Brink’s Co.	36,411	893,526
Tredegar Corp.#	18,937	352,796

		12,551,416

Security Description	Shares	Value (Note 2)

Diversified Minerals — 0.1%
AMCOL International Corp.#	18,125	$506,231
General Moly, Inc.†	49,657	274,107
U.S. Energy Corp.†	20,650	101,598
United States Lime & Minerals, Inc.†#	2,006	82,246

		964,182

Diversified Operations — 0.1%
Compass Diversified Holdings	25,157	417,606
Harbinger Group, Inc.†	7,000	32,690
Primoris Services Corp.	16,891	149,316

		599,612

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	17,358	1,057,797
Viad Corp.	15,866	376,818
Volt Information Sciences, Inc.†#	11,574	77,314

		1,511,929

Drug Delivery Systems — 0.2%
Alkermes, Inc.†	72,139	756,017
Antares Pharma, Inc.†	54,399	77,790
Depomed, Inc.†#	40,448	220,846
Nektar Therapeutics†#	71,516	906,108

		1,960,761

Drug Detection Systems — 0.0%
Caliper Life Sciences, Inc.†	34,632	203,290

E-Commerce/Products — 0.3%
1-800-FLOWERS.COM, Inc., Class A†#	20,086	39,971
Blue Nile, Inc.†#	9,594	474,423
Drugstore.com, Inc.†	71,661	123,257
NutriSystem, Inc.	20,452	422,743
Overstock.com, Inc.†	11,349	175,002
Shutterfly, Inc.†	20,420	673,860
Stamps.com, Inc.	8,143	107,162
US Auto Parts Network, Inc.†#	10,121	80,867
Vitacost.com, Inc.†#	11,092	68,770

		2,166,055

E-Commerce/Services — 0.3%
Ancestry.com, Inc.†	14,375	410,838
Internet Brands Inc., Class A†	22,264	296,779
Move, Inc.†#	120,437	304,706
OpenTable, Inc.†	12,019	871,858
Orbitz Worldwide, Inc.†	15,233	83,172
United Online, Inc.	66,258	421,732

		2,389,085

E-Marketing/Info — 0.4%
comScore, Inc.†	17,235	379,170
Constant Contact, Inc.†#	21,684	554,894
Digital River, Inc.†	30,128	1,109,313
Liquidity Services, Inc.†	10,929	169,072
Mediamind Technologies, Inc.†	4,175	54,776
QuinStreet, Inc.†#	7,761	155,220
ReachLocal, Inc.†#	3,709	63,943
ValueClick, Inc.†	61,832	960,869

		3,447,257

E-Services/Consulting — 0.4%
GSI Commerce, Inc.†#	50,441	1,203,018
Keynote Systems, Inc.	9,733	119,132

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E-Services/Consulting (continued)
Perficient, Inc.†	17,937	$202,329
Saba Software, Inc.†	21,627	130,411
Sapient Corp.	78,364	934,883
Websense, Inc.†#	32,840	680,773

		3,270,546

Educational Software — 0.2%
Blackboard, Inc.†#	25,959	1,078,597
Renaissance Learning, Inc.#	10,165	119,642
Rosetta Stone, Inc.†	8,085	169,704

		1,367,943

Electric Products-Misc. — 0.3%
GrafTech International, Ltd.†	91,543	1,794,243
Graham Corp.	7,607	124,451
Littelfuse, Inc.	16,664	771,043

		2,689,737

Electric-Distribution — 0.0%
EnerNOC, Inc.†#	14,974	367,312

Electric-Integrated — 1.7%
Allete, Inc.	23,652	835,625
Ameresco, Inc., Class A†	6,707	86,856
Avista Corp.	41,776	892,753
Black Hills Corp.#	29,777	903,732
Central Vermont Public Service Corp.	9,252	186,890
CH Energy Group, Inc.#	12,031	561,126
Cleco Corp.	46,123	1,398,911
El Paso Electric Co.†	33,265	876,200
IDACORP, Inc.	36,579	1,328,549
MGE Energy, Inc.#	17,581	725,919
NorthWestern Corp.	27,517	792,765
Otter Tail Corp.#	27,330	561,905
Pike Electric Corp.†	12,663	90,287
PNM Resources, Inc.	65,908	789,578
Portland General Electric Co.	57,270	1,212,406
The Empire District Electric Co.#	30,545	658,245
UIL Holdings Corp.	38,346	1,126,222
Unisource Energy Corp.	27,437	964,959
Unitil Corp.#	8,387	193,069

		14,185,997

Electronic Components-Misc. — 0.6%
Bel Fuse, Inc., Class B	8,054	180,812
Benchmark Electronics, Inc.†	47,932	770,267
CTS Corp.	26,244	270,051
Daktronics, Inc.	26,132	352,259
LaBarge, Inc.†	9,605	136,103
Methode Electronics, Inc.	28,755	293,589
Microvision, Inc.†	68,536	96,636
NVE Corp.†	3,631	185,145
OSI Systems, Inc.†	12,320	429,599
Plexus Corp.†	30,691	832,800
Pulse Electronics Corp.	31,852	130,593
Rogers Corp.†	11,990	395,550
Sanmina-SCI Corp.†	60,449	631,692
Stoneridge, Inc.†	11,813	153,569
Viasystems Group, Inc.†	3,317	57,550

		4,916,215

Electronic Components-Semiconductors — 1.6%
Advanced Analogic Technologies, Inc.†	33,212	121,556
Alpha & Omega Semiconductor, Ltd.†	3,923	46,134
Amkor Technology, Inc.†	79,771	555,206

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Applied Micro Circuits Corp.†	49,772	$461,884
AXT, Inc.†	23,941	197,513
Cavium Networks, Inc.†#	33,731	1,241,132
Ceva, Inc.†#	16,203	375,910
Conexant Systems, Inc.†#	62,703	85,276
Diodes, Inc.†	25,781	636,791
DSP Group, Inc.†	17,877	136,759
Entropic Communications, Inc.†	49,437	441,967
GSI Technology, Inc.†	14,892	110,201
GT Solar International, Inc.†#	47,452	317,454
Ikanos Communications, Inc.†#	23,209	25,530
Integrated Silicon Solution, Inc.†	20,008	159,864
IXYS Corp.†	18,559	207,675
Kopin Corp.†#	51,439	206,785
Lattice Semiconductor Corp.†	88,159	392,308
Microsemi Corp.†	63,108	1,397,211
Microtune, Inc.†	41,740	121,881
Mindspeed Technologies, Inc.†#	24,662	153,644
MIPS Technologies, Inc.†	34,942	474,862
Monolithic Power Systems, Inc.†#	24,576	396,411
MoSys, Inc.†	20,954	85,492
Netlogic Microsystems, Inc.†	47,611	1,485,463
OmniVision Technologies, Inc.†	39,595	1,120,143
PLX Technology, Inc.†#	28,609	96,126
Richardson Electronics, Ltd.	11,172	119,652
Rubicon Technology, Inc.†#	12,244	268,633
Semtech Corp.†	47,196	1,103,914
Silicon Image, Inc.†	58,266	446,900
Supertex, Inc.†#	7,583	189,651
Volterra Semiconductor Corp.†#	18,840	424,277
Zoran Corp.†	39,579	272,304

		13,876,509

Electronic Design Automation — 0.1%
Magma Design Automation, Inc.†	45,267	187,405
Mentor Graphics Corp.†	81,131	912,318

		1,099,723

Electronic Measurement Instruments — 0.2%
Analogic Corp.	9,806	455,685
Badger Meter, Inc.	11,405	483,800
FARO Technologies, Inc.†	12,461	323,612
Keithley Instruments, Inc.	8,676	187,141
Measurement Specialties, Inc.†	11,210	286,752
Zygo Corp.†	13,486	154,550

		1,891,540

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	6,834	550,957
Taser International, Inc.†	48,329	194,766

		745,723

Energy - Alternate Sources — 0.1%
Clean Energy Fuels Corp.†	30,449	407,408
Comverge, Inc.†	19,417	129,511
FuelCell Energy, Inc.†#	73,614	83,184
Green Plains Renewable Energy, Inc.†#	12,373	135,856
Headwaters, Inc.†#	46,623	181,363
Hoku Corp.†#	13,218	33,574
REX American Resources Corp.†#	5,602	90,416
Syntroleum Corp.†#	53,521	99,014

		1,160,326

Engineering/R&D Services — 0.3%
Argan, Inc.†#	5,972	50,881

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services (continued)
EMCOR Group, Inc.†	50,429	$1,351,497
Exponent, Inc.†	10,537	367,952
Michael Baker Corp.†	6,108	196,006
Mistras Group, Inc.†	11,141	132,578
VSE Corp.	3,199	97,154

		2,196,068

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	38,069	662,781

Enterprise Software/Service — 1.4%
Advent Software, Inc.†	11,996	618,754
American Software, Inc., Class A	17,041	114,345
Ariba, Inc.†#	68,339	1,382,840
CDC Corp., Class A†#	22,868	88,499
Concur Technologies, Inc.†	30,601	1,567,077
Epicor Software Corp.†	37,783	353,649
JDA Software Group, Inc.†	31,695	836,907
Lawson Software, Inc.†	105,494	906,193
ManTech International Corp., Class A†#	16,886	674,089
MedAssets, Inc.†	32,735	607,071
MicroStrategy, Inc., Class A†	6,855	593,300
Omnicell, Inc.†	25,121	336,621
Opnet Technologies, Inc.	10,261	249,548
PROS Holdings, Inc.†#	14,951	142,782
QLIK Technologies, Inc.†	10,316	243,148
RightNow Technologies, Inc.†	16,469	417,160
SYNNEX Corp.†#	17,070	489,226
Taleo Corp., Class A†	30,227	927,969
Tyler Technologies, Inc.†#	23,540	480,451
Ultimate Software Group, Inc.†#	18,953	831,468

		11,861,097

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†#	53,542	592,442
THQ, Inc.†#	52,187	266,154

		858,596

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	46,923	1,084,391

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	20,190	581,876

Female Health Care Products — 0.0%
The Female Health Co.	13,773	78,644

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	38,352	1,561,310
PMFG, Inc.†	11,379	169,547
Polypore International, Inc.†	16,546	525,832

		2,256,689

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†	4,338	269,260

Finance - Commercial — 0.0%
NewStar Financial, Inc.†#	21,560	181,966

Finance - Consumer Loans — 0.3%
ASTA Funding, Inc.	8,162	58,358
Encore Capital Group, Inc.†	10,762	200,066
Nelnet, Inc., Class A	20,063	428,345
Ocwen Financial Corp.†	56,437	496,646
Portfolio Recovery Associates, Inc.†	12,901	817,536
The Student Loan Corp.	3,089	92,608
The First Marblehead Corp.†	42,759	87,228
World Acceptance Corp.†	12,479	549,825

		2,730,612

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 0.0%
CompuCredit Holdings Corp.	8,873	$53,238

Finance - Investment Banker/Broker — 0.9%
Cowen Group, Inc., Class A†	27,964	114,093
Diamond Hill Investment Group, Inc.#	1,862	128,925
Duff & Phelps Corp., Class A	21,061	281,586
Evercore Partners, Inc., Class A#	11,900	359,142
FBR Capital Markets Corp.†	40,600	146,972
GFI Group, Inc.#	51,268	237,883
Gleacher & Co., Inc.†#	60,105	150,863
International Assets Holding Corp.†	9,826	224,328
Investment Technology Group, Inc.†	33,131	487,026
JMP Group, Inc.#	11,518	80,511
KBW, Inc.	26,955	625,895
Knight Capital Group, Inc., Class A†	71,871	944,385
LaBranche & Co., Inc.†#	28,705	86,689
Ladenburg Thalmann Financial Services, Inc.†	70,434	85,929
MF Global Holdings, Ltd.†#	79,789	626,344
Oppenheimer Holdings, Inc., Class A#	7,759	183,035
optionsXpress Holdings, Inc.†	32,137	555,649
Penson Worldwide, Inc.†#	15,786	76,878
Piper Jaffray Cos.†#	11,799	353,616
Rodman & Renshaw Capital Group, Inc.†#	12,312	29,302
Sanders Morris Harris Group, Inc.#	16,053	109,160
Stifel Financial Corp.†#	25,945	1,344,729
SWS Group, Inc.	22,078	114,806
TradeStation Group, Inc.†	31,550	200,658

		7,548,404

Finance - Leasing Companies — 0.0%
California First National Bancorp#	1,453	20,168
Marlin Business Services Corp.†	6,616	70,129

		90,297

Finance - Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†#	14,550	20,515
Federal Agricultural Mtg. Corp., Class C#	7,451	104,016

		124,531

Finance - Other Services — 0.1%
BGC Parnters, Inc., Class A#	44,041	336,914
Higher One Holdings, Inc.†	7,981	161,695
MarketAxess Holdings, Inc.	21,017	382,299

		880,908

Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	152,407	1,298,508
Primus Guaranty, Ltd.†	12,530	60,394
Radian Group, Inc.#	101,119	716,934
The PMI Group, Inc.†#	110,385	344,401

		2,420,237

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	46,146	177,201
Sturm Ruger & Co., Inc.#	14,761	236,176

		413,377

Food - Canned — 0.2%
Seneca Foods Corp., Class A†#	6,478	154,112
TreeHouse Foods, Inc.†#	26,437	1,313,390

		1,467,502

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.	18,289	487,219

Food-Dairy Products — 0.0%
Lifeway Foods, Inc.†#	3,744	35,643

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc. — 0.7%
B&G Foods, Inc.	36,201	$462,649
Bridgford Foods Corp.	1,376	17,475
Cal-Maine Foods, Inc.#	10,874	333,397
Chiquita Brands International, Inc.†#	34,118	381,439
Diamond Foods, Inc.	16,585	771,866
Dole Food Co., Inc.†#	27,733	262,632
J & J Snack Foods Corp.	10,801	494,146
John B. Sanfilippo & Son, Inc.†	6,101	72,663
Lancaster Colony Corp.#	14,702	765,533
Lance, Inc.	19,662	460,287
M&F Worldwide Corp.†#	8,197	193,039
Seaboard Corp.	251	467,362
Senomyx, Inc.†	29,813	168,145
Smart Balance, Inc.†	48,372	177,042
The Hain Celestial Group, Inc.†#	31,138	825,468

		5,853,143

Food - Retail — 0.3%
Arden Group, Inc., Class A#	925	74,925
Great Atlantic & Pacific Tea Co.†#	24,639	73,917
Ingles Markets, Inc., Class A#	9,693	180,774
Ruddick Corp.#	33,352	1,226,019
Village Super Market Inc., Class A	4,761	150,067
Weis Markets, Inc.#	8,496	327,436
Winn-Dixie Stores, Inc.†#	42,544	258,668

		2,291,806

Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.#	8,480	195,803
Fresh Del Monte Produce, Inc.#	30,185	662,863
Nash Finch Co.	9,552	352,946
Spartan Stores, Inc.	17,391	284,517
United Natural Foods, Inc.†	36,483	1,365,924

		2,862,053

Footwear & Related Apparel — 0.9%
CROCS, Inc.†	65,235	1,144,548
Deckers Outdoor Corp.†	29,417	2,262,167
Iconix Brand Group, Inc.†#	54,886	1,025,270
Lacrosse Footwear, Inc.	3,625	55,898
R.G. Barry Corp.	6,521	74,991
Skechers U.S.A., Inc., Class A†#	26,309	607,475
Steven Madden, Ltd.†	18,645	843,686
The Timberland Co., Class A†	31,461	779,604
Weyco Group, Inc.#	5,485	132,792
Wolverine World Wide, Inc.	37,695	1,177,969

		8,104,400

Forestry — 0.1%
Deltic Timber Corp.#	8,165	424,662

Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A#	62,858	356,405

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†#	12,128	106,605
Pinnacle Entertainment, Inc.†	46,035	613,186

		719,791

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	7,305	274,595
New Jersey Resources Corp.#	31,407	1,353,956
Nicor, Inc.#	34,429	1,489,054
Northwest Natural Gas Co.	20,171	984,748
Piedmont Natural Gas Co., Inc.#	54,557	1,613,796
South Jersey Industries, Inc.#	22,717	1,162,883

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
Southwest Gas Corp.	34,500	$1,208,535
The Laclede Group, Inc.	16,957	599,430
WGL Holdings, Inc.	38,518	1,396,663

		10,083,660

Gold Mining — 0.4%
Allied Nevada Gold Corp.†	56,935	1,522,442
Capital Gold Corp.†	47,286	217,988
Golden Star Resources, Ltd.†	196,055	846,958
Jaguar Mining, Inc.†	63,923	423,170
US Gold Corp.†#	67,782	444,650

		3,455,208

Golf — 0.0%
Callaway Golf Co.#	49,731	380,939

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	17,547	1,299,355
EnergySolutions, Inc.#	68,351	341,755
US Ecology, Inc.	14,138	222,108

		1,863,218

Health Care Cost Containment — 0.1%
Corvel Corp.†	5,378	245,721
MedQuist, Inc.#	8,730	77,871
Prospect Medical Holdings, Inc.†	7,397	62,431
Transcend Services, Inc.†#	7,049	112,784

		498,807

Healthcare Safety Devices — 0.0%
Unilife Corp.†#	37,362	202,876

Heart Monitors — 0.1%
HeartWare International, Inc.†	7,111	653,928

Home Furnishings — 0.2%
American Woodmark Corp.	6,980	145,254
Ethan Allen Interiors, Inc.	19,045	314,052
Furniture Brands International, Inc.†#	35,609	157,035
Hooker Furniture Corp.#	8,322	94,621
Kimball International, Inc., Class B	24,195	141,783
La-Z-Boy, Inc.†#	39,810	299,769
Sealy Corp.†#	37,086	112,000
Select Comfort Corp.†	42,187	370,824

		1,635,338

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†#	26,357	904,836
Marcus Corp.	15,730	203,861
Morgans Hotel Group Co.†	16,702	127,603
Orient-Express Hotels, Ltd., Class A†#	69,036	798,747
Red Lion Hotels Corp.†	9,324	71,515

		2,106,562

Housewares — 0.0%
Libbey, Inc.†	12,483	180,629
Lifetime Brands, Inc.†	7,146	105,332

		285,961

Human Resources — 0.7%
Administaff, Inc.	16,544	468,030
AMN Healthcare Services, Inc.†#	30,199	169,115
Barrett Business Services, Inc.#	5,986	88,772
CDI Corp.	9,687	166,132
Cross Country Healthcare, Inc.†#	23,949	183,928
Heidrick & Struggles International, Inc.	13,491	280,208
Hudson Highland Group, Inc.†	24,830	101,306

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Human Resources (continued)
Kelly Services, Inc., Class A†	20,102	$359,323
Kenexa Corp.†	17,450	319,510
Kforce, Inc.†#	23,736	358,651
Korn/Ferry International†	34,976	605,784
On Assignment, Inc.†	28,127	193,233
Resources Connection, Inc.	35,225	589,314
SFN Group, Inc.†	40,096	343,623
SuccessFactors, Inc.†	47,841	1,443,363
Team Health Holdings, Inc.†	11,837	163,351
TrueBlue, Inc.†	33,509	552,228

		6,385,871

Identification Systems — 0.3%
Brady Corp., Class A	37,128	1,148,369
Checkpoint Systems, Inc.†	30,021	538,577
L-1 Identity Solutions, Inc.†	58,389	690,742

		2,377,688

Independent Power Producers — 0.0%
Dynegy, Inc.†#	79,187	403,062

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	10,955	75,151
Sonic Solutions, Inc.†#	32,748	326,825
SRS Labs, Inc.†	9,094	77,481

		479,457

Industrial Automated/Robotic — 0.4%
Cognex Corp.	30,163	843,357
Gerber Scientific, Inc.†	19,430	140,673
Intermec, Inc.†	37,154	420,212
iRobot Corp.†#	16,239	329,652
Nordson Corp.#	25,941	2,060,494

		3,794,388

Instruments - Controls — 0.3%
Spectrum Control, Inc.†	9,828	150,074
Watts Water Technologies, Inc., Class A	22,287	725,442
Woodward Governor Co.	46,339	1,563,941
X-Rite, Inc.†#	25,793	108,588

		2,548,045

Instruments - Scientific — 0.2%
Dionex Corp.†	13,401	1,221,769
FEI Co.†	28,899	687,796

		1,909,565

Insurance Brokers — 0.1%
Crawford & Co., Class B†#	18,436	54,386
eHealth, Inc.†#	18,168	273,429
Life Partners Holdings, Inc.#	5,646	120,768

		448,583

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.	44,469	488,270
CNO Financial Group, Inc.†	168,807	987,521
Delphi Financial Group, Inc., Class A	36,135	927,947
FBL Financial Group, Inc., Class A	10,364	276,926
Kansas City Life Insurance Co.	3,223	100,977
National Western Life Insurance Co., Class A#	1,699	283,274
Presidential Life Corp.	15,966	148,005
Primerica, Inc.	18,304	413,487
The Phoenix Cos., Inc.†#	89,590	205,161
Universal American Corp.	24,323	360,710

		4,192,278

Security Description	Shares	Value (Note 2)

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	28,130	$196,910
Horace Mann Educators Corp.#	29,819	486,944
United Fire & Casualty Co.	17,615	365,335

		1,049,189

Insurance - Property/Casualty — 1.3%
American Physicians Service Group, Inc.	4,772	154,947
American Safety Insurance Holdings, Ltd.†#	7,994	157,722
AMERISAFE, Inc.†	14,551	269,048
Amtrust Financial Services, Inc.	17,235	275,932
Baldwin & Lyons, Inc., Class B#	6,345	146,760
CNA Surety Corp.†#	13,652	320,822
Donegal Group, Inc., Class A	8,626	128,269
EMC Insurance Group, Inc.#	3,702	82,481
Employers Holdings, Inc.	32,496	524,810
Enstar Group, Ltd.†	5,288	438,904
First American Financial Corp.	79,033	1,119,898
First Mercury Financial Corp.	11,059	181,146
FPIC Insurance Group, Inc.†	7,546	279,051
Global Indemnity PLC†	10,636	203,998
Hallmark Financial Services, Inc.†	8,967	78,730
Harleysville Group, Inc.#	8,957	318,780
Hilltop Holdings, Inc.†#	30,628	301,379
Infinity Property & Casualty Corp.	10,050	580,186
Meadowbrook Insurance Group, Inc.	41,219	389,932
National Interstate Corp.#	5,073	104,757
ProAssurance Corp.†	24,698	1,462,863
RLI Corp.#	13,912	806,618
Safety Insurance Group, Inc.	9,589	448,861
SeaBright Insurance Holdings, Inc.	16,997	149,404
Selective Insurance Group, Inc.	40,524	668,646
State Auto Financial Corp.	11,137	175,296
Stewart Information Services Corp.#	13,341	141,948
The Navigators Group, Inc.†	9,245	457,535
Tower Group, Inc.	30,780	791,662
Universal Insurance Holdings, Inc.#	13,310	64,820

		11,225,205

Insurance - Reinsurance — 0.7%
Alterra Capital Holdings, Ltd.	73,227	1,489,437
Argo Group International Holdings, Ltd.	23,596	870,220
Flagstone Reinsurance Holdings SA	39,651	454,004
Gerova Financial Group, Ltd.†#	1,030	27,038
Greenlight Capital Re, Ltd. Class A†#	21,512	601,906
Maiden Holdings, Ltd.	38,327	288,602
Montpelier Re Holdings, Ltd.	54,071	1,064,117
Platinum Underwriters Holdings, Ltd.	31,255	1,351,154

		6,146,478

Internet Application Software — 0.4%
Art Technology Group, Inc.†	119,357	712,561
DealerTrack Holdings, Inc.†	30,617	584,785
eResearchTechnology, Inc.†	37,690	211,441
IntraLinks Holdings, Inc.†	8,483	174,410
KIT Digital, Inc.†#	15,293	210,585
Lionbridge Technologies, Inc.†	46,022	150,032
RealNetworks, Inc.†	64,658	221,130
S1 Corp.†	39,991	253,543
VirnetX Holding Corp.	26,804	372,039
Vocus, Inc.†	12,931	316,551

		3,207,077

Internet Connectivity Services — 0.2%
AboveNet, Inc.	17,118	1,004,826

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Connectivity Services (continued)
Cogent Communications Group, Inc.†#	34,099	$411,916
Internap Network Services Corp.†	40,018	209,294
PC-Tel, Inc.†	14,735	92,536

		1,718,572

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	35,400	251,340

Internet Content - Information/News — 0.1%
Archipelago Learning, Inc.†#	9,055	78,145
Dice Holdings, Inc.†	12,258	138,515
Loopnet, Inc.†#	14,017	149,421
TechTarget, Inc.†	11,676	69,472
The Knot, Inc.†	23,233	217,229
Travelzoo, Inc.†	4,267	183,438

		836,220

Internet Financial Services — 0.0%
Online Resources Corp.†	20,776	89,960

Internet Incubators — 0.1%
Internet Capital Group, Inc.†	28,146	348,729
Moduslink Global Solutions, Inc.†	34,209	229,200
Safeguard Scientifics, Inc.†#	15,828	232,988

		810,917

Internet Infrastructure Equipment — 0.0%
Network Engines, Inc.†	27,822	42,846

Internet Infrastructure Software — 0.4%
Openwave Systems, Inc.†#	64,772	154,805
support.com, Inc.†#	36,043	233,198
TeleCommunication Systems, Inc., Class A†	35,028	163,231
TIBCO Software, Inc.†	126,323	2,480,984

		3,032,218

Internet Security — 0.2%
Blue Coat Systems, Inc.†#	31,638	841,571
Sourcefire, Inc.†#	20,886	566,637
VASCO Data Security International, Inc.†	20,806	179,764
Zix Corp.†	43,088	165,458

		1,753,430

Internet Telephone — 0.1%
BroadSoft, Inc.†	5,774	131,243
j2 Global Communications, Inc.†#	34,347	919,813

		1,051,056

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	33,764	1,818,191

Investment Companies — 1.0%
American Capital, Ltd.†	258,239	1,856,738
Apollo Investment Corp.	147,393	1,556,470
Arlington Asset Investment Corp., Class A	5,206	128,224
Blackrock Kelso Capital Corp#	54,380	609,600
Capital Southwest Corp.#	2,199	220,472
Fifth Street Finance Corp.	41,442	477,826
Gladstone Capital Corp.#	16,249	181,826
Gladstone Investment Corp.#	17,053	132,502
Golub Capital BDC, Inc.	5,718	92,803
Harris & Harris Group, Inc.†	23,838	104,411
Hercules Technology Growth Capital, Inc.	27,995	279,390
Main Street Capital Corp.	11,504	195,913
MCG Capital Corp.	58,205	406,853
Medallion Financial Corp.	11,470	97,266
MVC Capital, Inc.#	18,765	255,767

Security Description	Shares	Value (Note 2)

Investment Companies (continued)
NGP Capital Resources Co.	16,704	$151,004
PennantPark Investment Corp.	27,463	321,317
Prospect Capital Corp.	57,905	566,311
Solar Capital, Ltd.	4,439	104,228
THL Credit, Inc.	6,956	91,124
TICC Capital Corp.#	20,756	218,768
Triangle Capital Corp.	11,260	210,449

		8,259,262

Investment Management/Advisor Services — 0.3%
Artio Global Investors, Inc.#	21,441	280,234
Calamos Asset Management, Inc., Class A	14,873	177,435
Cohen & Steers, Inc.#	13,484	339,797
Epoch Holding Corp.#	10,185	163,265
Financial Engines, Inc.†	9,964	168,591
GAMCO Investors, Inc., Class A#	5,352	235,756
National Financial Partners Corp.†	32,448	381,588
Pzena Investment Management, Inc., Class A	5,912	42,034
Virtus Investment Partners, Inc.†	3,931	176,109
Westwood Holdings Group, Inc.#	4,490	161,146

		2,125,955

Lasers - System/Components — 0.4%
Applied Energetics, Inc.†	59,876	47,901
Coherent, Inc.†	19,215	793,772
Cymer, Inc.†	22,883	871,156
Electro Scientific Industries, Inc.†	21,366	319,208
II-VI, Inc.†	19,070	778,628
Newport Corp.†	27,888	405,213
Rofin-Sinar Technologies, Inc.†	21,495	617,121

		3,832,999

Leisure Products — 0.1%
Brunswick Corp.#	67,313	1,073,642
Johnson Outdoors, Inc., Class A†	3,368	43,616
Marine Products Corp.†#	7,677	48,979
Multimedia Games, Inc.†#	21,185	91,519

		1,257,756

Lighting Products & Systems — 0.1%
Universal Display Corp.†#	22,898	566,954

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	14,108	391,356
UniFirst Corp.	10,720	549,614

		940,970

Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp.†	6,674	99,843

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†#	15,089	451,916

Machinery - Electrical — 0.3%
Baldor Electric Co.#	35,598	2,253,709
Franklin Electric Co., Inc.	17,683	688,046

		2,941,755

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,990	127,794
Lindsay Corp.#	9,495	560,585

		688,379

Machinery - General Industrial — 0.7%
Albany International Corp., Class A	20,780	438,458
Altra Holdings, Inc.†	20,700	347,346
Applied Industrial Technologies, Inc.	32,186	961,718
Chart Industries, Inc.†#	21,813	689,945

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - General Industrial (continued)
DXP Enterprises, Inc.†	6,376	$137,212
Flow International Corp.†#	36,207	119,845
Intevac, Inc.†#	17,204	228,813
Kadant, Inc.†	9,597	184,166
Middleby Corp.†	12,632	1,016,497
Robbins & Myers, Inc.#	20,429	633,503
Sauer-Danfoss, Inc.†	8,931	271,413
Tennant Co.#	14,350	489,909
Twin Disc, Inc.	6,474	157,966

		5,676,791

Machinery - Material Handling — 0.1%
Cascade Corp.	7,012	256,078
Columbus McKinnon Corp.†	14,768	242,343
NACCO Industries, Inc., Class A	4,395	407,021

		905,442

Machinery - Print Trade — 0.0%
Presstek, Inc.†	21,190	39,202

Machinery - Pumps — 0.1%
Tecumseh Products Co., Class A†	14,273	190,259
The Gorman-Rupp Co.	9,408	279,700

		469,959

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	45,227	347,343

Medical Imaging Systems — 0.1%
IRIS International, Inc.†	12,535	117,704
MELA Sciences, Inc.†#	19,487	69,374
Merge Healthcare, Inc.†	39,884	153,952
Vital Images, Inc.†	11,158	149,740

		490,770

Medical Information Systems — 0.3%
athenahealth, Inc.†#	25,165	1,032,017
Computer Programs & Systems, Inc.#	7,567	353,303
Medidata Solutions, Inc.†	14,521	288,968
Quality Systems, Inc.	14,349	925,367

		2,599,655

Medical Instruments — 1.0%
Abaxis, Inc.†	16,795	453,465
AngioDynamics, Inc.†	19,097	266,785
Arthrocare Corp.†	20,491	620,468
Bruker Corp.†	55,236	851,739
Conceptus, Inc.†	23,967	315,166
CONMED Corp.†	22,189	477,285
CryoLife, Inc.†	22,129	124,808
Delcath Systems, Inc.†#	33,707	339,092
Dexcom, Inc.†	43,681	492,503
Endologix, Inc.†#	37,585	213,483
Genomic Health, Inc.†#	10,803	199,315
Integra LifeSciences Holdings Corp.†	15,992	693,573
Kensey Nash Corp.†	5,575	151,306
MAKO Surgical Corp.†#	19,716	226,143
Natus Medical, Inc.†	21,997	282,881
NuVasive, Inc.†#	29,764	695,287
PURE Bioscience†#	26,915	57,867
Solta Medical, Inc.†	45,851	93,078
Spectranetics Corp.†#	25,552	124,949
St. Jude Medical, Inc.†	1,179	45,620
Stereotaxis, Inc.†#	22,047	76,062
SurModics, Inc.†	13,446	124,376
Symmetry Medical, Inc.†	27,768	226,865

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Vascular Solutions, Inc.†#	12,928	$136,778
Volcano Corp.†	38,224	1,014,847
Young Innovations, Inc.	4,341	131,185

		8,434,926

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	18,223	382,136
Genoptix, Inc.†	13,529	230,940
NeoStem, Inc.†	20,947	27,231

		640,307

Medical Laser Systems — 0.0%
Cutera, Inc.†	10,401	72,911
Cynosure, Inc. Class A†	7,508	71,176
LCA-Vision, Inc.†	14,414	74,664
Palomar Medical Technologies, Inc.†#	14,304	178,085

		396,836

Medical Products — 1.2%
ABIOMED, Inc.†#	24,140	277,127
Accuray, Inc.†#	39,475	236,061
Alphatec Holdings, Inc.†#	39,233	88,274
American Medical Systems Holdings, Inc.†#	57,302	1,027,425
Atrion Corp.#	1,208	198,281
BioMimetic Therapeutics, Inc.†	13,898	155,102
Cantel Medical Corp.	9,941	200,709
Cerus Corp.†#	30,044	72,406
Cyberonics, Inc.†	21,125	567,629
Exactech, Inc.†	6,423	114,458
Greatbatch, Inc.†#	17,662	386,974
Haemonetics Corp.†	19,071	1,121,184
Hanger Orthopedic Group, Inc.†	19,810	379,956
Invacare Corp.	22,102	596,533
Luminex Corp.†#	28,509	481,232
NxStage Medical, Inc.†	18,883	408,628
Orthofix International N.V.†	13,379	363,775
Orthovita, Inc.†#	51,483	102,451
PSS World Medical, Inc.†#	43,482	895,729
Syneron Medical, Ltd.†	27,485	265,230
Synovis Life Technologies, Inc.†	8,726	140,925
TomoTherapy, Inc.†#	37,314	130,599
West Pharmaceutical Services, Inc.#	25,294	959,148
Wright Medical Group, Inc.†#	29,514	389,290
Zoll Medical Corp.†	16,296	544,612

		10,103,738

Medical Sterilization Products — 0.2%
STERIS Corp.#	45,059	1,550,480

Medical - Biomedical/Gene — 1.8%
Acorda Therapeutics, Inc.†#	29,443	775,823
Affymax, Inc.†#	15,880	107,349
Alnylam Pharmaceuticals, Inc.†	28,130	257,389
AMAG Pharmaceuticals, Inc.†	16,227	254,602
Arena Pharmaceuticals, Inc.†#	86,685	125,693
ARIAD Pharmaceuticals, Inc.†	85,482	344,492
Arqule, Inc.†#	32,065	174,113
AspenBio Pharma, Inc.†	27,579	16,823
AVEO Pharmaceuticals, Inc.†	7,159	105,810
BioCryst Pharmaceuticals, Inc.†	22,299	110,157
Biosante Pharmaceuticals, Inc.†#	54,354	79,900
BioTime, Inc.†#	16,436	131,488
Cambrex Corp.†	22,655	96,737
Celera Corp.†#	63,322	359,036
Celldex Therapeutics, Inc.†#	24,545	101,862

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Chelsea Therapeutics International, Inc.†	29,713	$161,342
Clinical Data, Inc.†	9,058	165,580
Cubist Pharmaceuticals, Inc.†	44,401	963,946
Curis, Inc.†#	58,402	98,115
Cytokinetics, Inc.†	35,854	79,237
CytRx Corp.†	84,286	87,657
Dynavax Technologies Corp.†	55,295	110,590
Emergent Biosolutions, Inc.†	15,850	290,372
Enzo Biochem, Inc.†#	25,728	113,203
Enzon Pharmaceuticals, Inc.†#	37,659	418,768
Exact Sciences Corp.†	27,438	162,982
Exelixis, Inc.†#	82,569	478,075
Geron Corp.†#	74,595	427,429
Halozyme Therapeutics, Inc.†#	54,545	377,451
Immunogen, Inc.†#	51,535	428,771
Immunomedics, Inc.†#	50,690	159,674
Incyte Corp., Ltd.†#	66,869	970,269
Inhibitex, Inc.†	37,991	111,314
Inovio Biomedical Corp.†#	61,931	73,079
InterMune, Inc.†	34,560	434,074
Lexicon Pharmaceuticals, Inc.†#	152,703	207,676
Ligand Pharmaceuticals, Inc., Class B†	15,134	127,731
Martek Biosciences Corp.†	25,331	557,282
Maxygen, Inc.†#	23,997	155,261
Micromet, Inc.†	61,448	446,112
Momenta Pharmaceuticals, Inc.†	30,570	466,192
Nanosphere, Inc.†	13,151	68,780
Neuralstem, Inc.†	35,534	71,423
Novavax, Inc.†	69,814	155,685
NPS Pharmaceuticals, Inc.†	51,592	320,386
NuPathe, Inc.†#	2,762	16,489
Nymox Pharmaceutical Corp.†	14,298	58,479
Omeros Corp.†	14,475	117,392
PDL BioPharma, Inc.#	106,247	614,108
Peregrine Pharmaceuticals, Inc.†#	42,531	65,498
RTI Biologics, Inc.†	42,253	114,506
Sangamo Biosciences, Inc.†#	34,834	162,326
Seattle Genetics, Inc.†#	63,559	959,741
Sequenom, Inc.†#	57,051	391,940
StemCells, Inc.†	92,427	97,973
SuperGen, Inc.†#	43,481	115,225
The Medicines Co.†	40,481	533,540
Transcept Pharmaceuticals, Inc.†#	4,133	26,617
Vical, Inc.†	55,025	107,849
ZIOPHARM Oncology, Inc.†#	37,718	155,021

		15,266,434

Medical - Drugs — 1.5%
Akorn, Inc.†	42,625	226,339
Alimera Sciences, Inc.†#	5,060	57,886
Anthera Pharmaceuticals, Inc.†#	4,427	24,216
Aoxing Pharmaceutical Co., Inc.†	18,660	45,717
Ardea Biosciences, Inc.†#	10,273	228,369
Array Biopharma, Inc.	41,015	131,658
Auxilium Pharmaceuticals, Inc.†	31,706	600,195
Biodel, Inc.†#	12,934	21,988
BioSpecifics Technologies Corp.†#	3,064	69,492
Cadence Pharmaceuticals, Inc.†#	19,197	137,642
Corcept Therapeutics, Inc.†	20,973	81,795
Cumberland Pharmaceuticals, Inc.†#	9,533	65,396
Cytori Therapeutics, Inc.†#	35,498	159,386
Durect Corp.†#	67,025	199,735
Eurand NV†	14,126	154,962
Furiex Pharmaceuticals, Inc.†	6,788	83,628

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Hi-Tech Pharmacal Co., Inc.†#	7,672	$182,440
Idenix Pharmaceuticals, Inc.†#	27,571	105,046
Infinity Pharmaceuticals, Inc.†#	11,218	70,561
Ironwood Pharmaceuticals, Inc.†	14,911	159,399
Jazz Pharmaceuticals, Inc.†	11,518	191,775
Keryx Biopharmaceuticals, Inc.†	39,410	215,179
Lannett Co., Inc.†#	8,041	44,467
MAP Pharmaceuticals, Inc.†	12,144	174,509
Medicis Pharmaceutical Corp., Class A	45,841	1,207,910
Medivation, Inc.†	26,265	297,582
NeurogesX, Inc.†#	8,520	45,667
Opko Health, Inc.†	68,401	206,571
Optimer Pharmaceuticals, Inc.†#	25,754	243,890
Orexigen Therapeutics, Inc.†#	23,448	122,164
Pain Therapeutics, Inc.†#	27,417	218,513
Pharmasset, Inc.†#	22,293	965,733
PharMerica Corp.†	23,668	257,034
Pozen, Inc.†#	20,516	131,302
Progenics Pharmaceuticals, Inc.†#	21,820	103,645
Rigel Pharmaceuticals, Inc.†#	40,138	320,301
Salix Pharmaceuticals, Ltd.†	43,334	1,934,863
Santarus, Inc.†#	40,456	111,659
Savient Pharmaceuticals, Inc.†	51,324	606,136
Sciclone Pharmaceuticals, Inc.†#	28,776	107,622
SIGA Technologies, Inc.†#	24,171	304,555
Somaxon Pharmaceuticals, Inc.†#	21,875	58,844
Sucampo Pharmaceuticals, Inc. Class A†#	8,532	29,435
Synta Pharmaceuticals Corp.†#	17,229	73,912
Targacept, Inc.†	18,414	390,377
Vanda Pharmaceuticals, Inc.†	21,532	173,548
Viropharma, Inc.†#	59,173	914,223
Vivus, Inc.†#	61,481	399,627
XenoPort, Inc.†#	21,180	164,145
Zalicus, Inc.†#	50,781	59,922

		12,880,960

Medical - Generic Drugs — 0.2%
Acura Pharmaceuticals, Inc.†#	7,092	18,723
Caraco Pharmaceutical Laboratories, Ltd.†#	6,641	31,611
Impax Laboratories, Inc.†	47,606	852,147
Par Pharmaceutical Cos., Inc.†	26,661	957,930

		1,860,411

Medical - HMO — 0.8%
AMERIGROUP Corp.†	39,312	1,691,595
Centene Corp.†	37,292	867,039
Healthspring, Inc.†	44,061	1,182,157
Magellan Health Services, Inc.†	25,352	1,234,642
Metropolitan Health Networks, Inc.†	30,827	132,864
Molina Healthcare, Inc.†	11,987	304,350
Triple-S Management Corp., Class B†	15,669	301,002
WellCare Health Plans, Inc.†	32,232	907,331

		6,620,980

Medical - Hospitals — 0.1%
MedCath Corp.†#	15,850	200,027
Select Medical Holdings Corp.†	38,802	240,184

		440,211

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc., Class A†#	7,590	229,370
Kindred Healthcare, Inc.†	30,025	484,603
National Healthcare Corp.#	6,749	292,367
Skilled Healthcare Group, Inc. Class A†	15,310	97,372
Sun Healthcare Group, Inc.†	18,930	185,514

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Nursing Homes (continued)
The Ensign Group, Inc.	11,050	$237,685

		1,526,911

Medical - Outpatient/Home Medical — 0.3%
Air Methods Corp.†#	8,625	424,609
Allied Healthcare International, Inc.†	34,832	101,013
Almost Family, Inc.†	6,315	223,803
Amedisys, Inc.†#	21,715	616,272
America Service Group, Inc.	6,939	101,864
Amsurg Corp.†	23,526	432,408
Continucare Corp.†	22,411	105,780
Gentiva Health Services, Inc.†	22,669	520,934
LHC Group, Inc.†#	12,071	319,278

		2,845,961

Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.#	6,584	173,422
CIRCOR International, Inc.#	12,976	512,552
Dynamic Materials Corp.#	10,009	161,045
Hawk Corp., Class A†	3,815	190,635
Haynes International, Inc.	9,379	362,686
Kaydon Corp.	25,421	889,227
Ladish Co., Inc.†	11,939	560,417
LB Foster Co., Class A†#	7,865	272,837
Mueller Industries, Inc.	28,639	873,203
RBC Bearings, Inc.†	16,514	609,201
RTI International Metals, Inc.†#	22,864	648,652
Sun Hydraulics Corp.#	9,649	300,663
Worthington Industries, Inc.#	42,956	688,155

		6,242,695

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	12,896	195,245
Lawson Products, Inc.	3,133	63,005
Olympic Steel, Inc.	7,043	148,185

		406,435

Metal - Aluminum — 0.2%
Century Aluminum Co.†#	48,479	671,192
Kaiser Aluminum Corp.#	11,542	541,320
Noranda Aluminium Holding Corp.†	8,881	105,595

		1,318,107

Metal - Diversified — 0.1%
Molycorp, Inc.†	19,483	565,397

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.†	7,271	109,138
Freightcar America, Inc.#	9,216	228,925
John Bean Technologies Corp.	21,744	401,177
Movado Group, Inc.†#	12,009	144,108
NL Industries, Inc.	5,257	61,822
Trimas Corp.†	11,583	231,081

		1,176,251

Motion Pictures & Services — 0.1%
Ascent Media Corp., Class A†	11,040	341,246
Lions Gate Entertainment Corp.†	52,471	378,316

		719,562

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†#	21,227	79,601

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	37,432	1,183,226

Security Description	Shares	Value (Note 2)

Multimedia — 0.1%
Entravision Communications Corp., Class A†	37,523	$93,432
EW Scripps Co., Class A†#	24,444	220,729
Journal Communications, Inc., Class A†	32,411	147,146
Martha Stewart Living Omnimedia, Class A†#	20,506	97,199
Media General, Inc., Class A†#	17,022	72,514

		631,020

Music — 0.0%
Warner Music Group Corp.†#	34,535	166,459

Networking Products — 0.7%
Acme Packet, Inc.†	33,286	1,630,348
Anixter International, Inc.#	21,349	1,192,769
BigBand Networks, Inc.†#	38,547	114,870
Black Box Corp.	13,346	478,187
Calix, Inc.†	5,738	73,274
Extreme Networks, Inc.†	69,507	203,656
Hypercom Corp.†	35,593	263,388
Infinera Corp.†	66,866	545,627
Ixia	24,850	394,121
LogMeIn, Inc.†#	11,447	501,264
Meru Networks, Inc.†#	4,165	57,769
Netgear, Inc.†	26,766	850,623

		6,305,896

Non-Ferrous Metals — 0.4%
Brush Engineered Materials, Inc.†	15,420	542,784
Globe Specialty Metals, Inc.	46,620	755,710
Horsehead Holding Corp.†	32,950	383,209
Thompson Creek Metals Co., Inc.†	106,303	1,291,581
Uranium Energy Corp.†#	46,784	327,488
USEC, Inc.†#	86,695	515,835

		3,816,607

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	19,266	87,853

Office Furnishings - Original — 0.4%
CompX International, Inc.	888	10,505
Herman Miller, Inc.	43,299	932,660
HNI Corp.	34,373	915,697
Interface, Inc. Class A	38,378	554,178
Knoll, Inc.#	35,736	548,548
Steelcase, Inc., Class A#	58,231	557,853

		3,519,441

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	42,323	297,107
Ennis, Inc.	20,001	341,417
The Standard Register Co.#	13,808	41,010

		679,534

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†	88,630	226,450
Parker Drilling Co.†	88,165	352,660
Pioneer Drilling Co.†	41,790	286,261
Seahawk Drilling, Inc.†#	8,278	67,300
Vantage Drilling Co.†#	117,438	206,691

		1,139,362

Oil Companies - Exploration & Production — 2.6%
Abraxas Petroleum Corp.†	51,938	221,256
American Oil & Gas, Inc.†	38,200	367,484
Apco Oil and Gas International, Inc.#	7,048	266,062
Approach Resources, Inc.†	10,026	183,175
ATP Oil & Gas Corp.†#	33,818	497,801

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Berry Petroleum Co., Class A#	38,889	$1,482,060
Bill Barrett Corp.†#	34,929	1,343,020
BPZ Resources, Inc.†#	75,197	296,276
Brigham Exploration Co.†	88,498	2,225,725
Callon Petroleum Co.†	22,214	131,507
CAMAC Energy, Inc.†#	36,808	100,486
Carrizo Oil & Gas, Inc.†#	23,653	686,410
Clayton Williams Energy, Inc.†	4,540	341,226
Contango Oil & Gas Co.†#	8,988	501,171
Delta Petroleum Corp.†#	142,834	108,725
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†#	15,558	160,559
Energy Partners, Ltd.†	22,340	270,537
Energy XXI Bermuda, Ltd.†	38,496	948,926
Evolution Petroleum Corp.†	11,406	68,778
FX Energy, Inc.†	33,412	197,465
Gastar Exploration, Ltd.†	33,670	158,586
Georesources, Inc.†	10,033	199,857
GMX Resources, Inc.†#	23,780	105,345
Goodrich Petroleum Corp.†#	18,883	248,312
Gulfport Energy Corp.†	20,565	383,332
Harvest Natural Resources, Inc.†	25,688	329,063
Houston American Energy Corp.#	13,922	239,598
Isramco, Inc.†	885	50,728
Kodiak Oil & Gas Corp.†	118,477	592,385
Magnum Hunter Resources Corp.†	40,660	249,652
McMoRan Exploration Co.†	63,210	943,725
Miller Petroleum, Inc.†	13,937	72,472
Northern Oil And Gas, Inc.†	33,563	766,915
Oasis Petroleum, Inc.†	36,720	931,954
Panhandle Oil and Gas, Inc., Class A#	5,540	141,990
Penn Virginia Corp.#	34,559	548,106
PetroCorp, Inc.†(1)(2)	2,364	0
Petroleum Development Corp.†	14,640	521,477
Petroquest Energy, Inc.†#	42,632	295,440
RAM Energy Resources, Inc.†	42,842	74,545
Resolute Energy Corp.†	29,329	377,464
Rex Energy Corp.†#	24,909	295,172
Rosetta Resources, Inc.†	40,077	1,435,558
Stone Energy Corp.†	32,798	677,607
Swift Energy Co.†	28,755	1,049,270
TransAtlantic Petroleum, Ltd.†	111,919	361,498
Vaalco Energy, Inc.†	39,047	288,557
Venoco, Inc.†#	15,223	265,032
W&T Offshore, Inc.	26,584	445,282
Warren Resources, Inc.†#	54,692	242,286

		22,689,857

Oil Field Machinery & Equipment — 0.7%
Complete Production Services, Inc.†	59,110	1,681,679
Dril - Quip, Inc.†	25,823	1,999,733
Gulf Island Fabrication, Inc.	11,056	295,859
Lufkin Industries, Inc.	22,758	1,152,238
Natural Gas Services Group, Inc.†	9,347	153,758
T-3 Energy Services, Inc.†	10,094	358,842

		5,642,109

Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.#	5,899	32,680
Cheniere Energy, Inc.†#	44,226	246,339
CVR Energy, Inc.†	23,402	281,526
Delek US Holdings, Inc.#	10,491	74,696
Western Refining, Inc.†#	39,610	386,198

		1,021,439

Security Description	Shares	Value (Note 2)

Oil - Field Services — 0.9%
Allis - Chalmers Energy, Inc.†	27,689	$177,763
Basic Energy Services, Inc.†#	17,915	259,768
Cal Dive International, Inc.†	71,620	383,167
CARBO Ceramics, Inc.	14,504	1,409,064
Global Industries, Ltd.†#	77,069	480,140
Helix Energy Solutions Group, Inc.†	79,496	1,115,329
Hornbeck Offshore Services, Inc.†	17,677	389,778
Key Energy Services, Inc.†	95,381	982,424
Matrix Service Co.†	20,324	201,817
Newpark Resources, Inc.†#	67,664	387,038
RPC, Inc.#	21,944	642,959
Tesco Corp.†#	23,315	307,991
Tetra Technologies, Inc.†	57,544	632,984
Union Drilling, Inc.†#	11,440	72,186
Willbros Group, Inc.†	36,964	267,250

		7,709,658

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	5,212	146,457

Optical Supplies — 0.0%
STAAR Surgical Co.†	26,929	144,070

Paper & Related Products — 0.5%
Boise, Inc.	53,316	391,873
Buckeye Technologies, Inc.	29,837	594,353
Cellu Tissue Holdings, Inc.†	6,410	76,407
Clearwater Paper Corp.†	8,727	702,523
KapStone Paper and Packaging Corp.†	29,053	427,660
Neenah Paper, Inc.	11,361	209,270
P.H. Glatfelter#	34,807	432,999
Schweitzer - Mauduit International, Inc.	13,961	876,890
Verso Paper Corp.†	11,345	39,821
Wausau Paper Corp.	37,859	291,893
Xerium Technologies, Inc.†	5,781	75,269

		4,118,958

Patient Monitoring Equipment — 0.2%
CardioNet, Inc.†	18,632	75,273
Insulet Corp.†	30,517	414,116
Masimo Corp.	39,461	1,217,766

		1,707,155

Petrochemicals — 0.0%
TPC Group, Inc.†	6,102	170,368

Pharmacy Services — 0.2%
BioScrip, Inc.†	30,213	121,456
Catalyst Health Solutions, Inc.†	28,869	1,239,058
Clarient, Inc.†	42,473	212,365

		1,572,879

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.†	204,279	962,154

Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†#	71,164	1,280,952
RehabCare Group, Inc.†	19,175	387,910
U.S. Physical Therapy, Inc.†	7,822	150,104

		1,818,966

Physicians Practice Management — 0.1%
American Dental Partners, Inc.†#	12,147	150,016
Healthways, Inc.†	26,342	254,200
IPC The Hospitalist Co., Inc.†	12,334	399,868

		804,084

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pipelines — 0.0%
Crosstex Energy, Inc.#	31,078	$287,472

Platinum — 0.1%
Stillwater Mining Co.†	33,810	639,685

Pollution Control — 0.0%
Fuel Tech, Inc.†	13,801	100,885
Met - Pro Corp.#	11,289	124,518

		225,403

Poultry — 0.1%
Pilgrim’s Pride Corp.†	37,568	249,451
Sanderson Farms, Inc.#	17,272	764,459

		1,013,910

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	28,108	328,301
Capstone Turbine Corp.†#	185,721	145,234
Energy Conversion Devices, Inc.†#	36,908	165,717
Evergreen Solar, Inc.†#	148,627	115,632
Generac Holdings, Inc.†	14,917	221,667
Powell Industries, Inc.†	6,823	240,033
Power - One, Inc.†#	53,099	501,786
PowerSecure International, Inc.†	14,095	121,499
SatCon Technology Corp.†#	89,214	314,925
Vicor Corp.#	15,067	252,824

		2,407,618

Precious Metals — 0.2%
Coeur d’Alene Mines Corp.†	66,946	1,630,135

Printing - Commercial — 0.4%
American Reprographics Co.†	28,412	199,736
Cenveo, Inc.†	42,491	217,554
Consolidated Graphics, Inc.†	7,198	342,337
Deluxe Corp.	39,037	827,194
Multi - Color Corp.	8,685	169,792
Valassis Communications, Inc.†	37,886	1,233,189

		2,989,802

Private Corrections — 0.1%
The Geo Group, Inc.†	46,423	1,118,794

Protection/Safety — 0.1%
Landauer, Inc.#	7,132	467,930
Rural/Metro Corp.†	14,745	167,061

		634,991

Publishing - Books — 0.1%
Cambium Learning Group, Inc.†	12,805	38,159
Courier Corp.	7,887	112,074
Scholastic Corp.	23,206	652,089

		802,322

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A†	13,893	122,258
Lee Enterprises, Inc.#†	34,655	66,538
The Dolan Co.†#	23,408	320,689
The McClatchy Co., Class A†#	46,042	145,493

		654,978

Publishing - Periodicals — 0.0%
Dex One Corp.†#	38,629	183,488
Playboy Enterprises, Inc., Class B†#	16,597	80,993
PRIMEDIA, Inc.#	12,906	64,917
SuperMedia, Inc.†#	9,892	44,712
Value Line, Inc.#	1,040	14,976

		389,086

Security Description	Shares	Value (Note 2)

Racetracks — 0.1%
Churchill Downs, Inc.	8,784	$347,759
Empire Resorts, Inc.†#	19,585	20,172
Speedway Motorsports, Inc.#	9,583	141,158

		509,089

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A†#	3,384	13,671
Cumulus Media, Inc., Class A†#	16,840	59,782
Entercom Communications Corp., Class A†	18,166	157,863
Radio One, Inc., Class D†#	24,200	26,136
Westwood One, Inc.†#	4,062	38,305

		295,757

Real Estate Investment Trusts — 7.2%
Acadia Realty Trust	30,504	557,003
Agree Realty Corp.	6,727	188,020
Alexander’s, Inc.#	1,564	602,891
American Campus Communities, Inc.#	49,632	1,560,430
American Capital Agency Corp.	38,386	1,125,478
Anworth Mortgage Asset Corp.	90,405	627,411
Apollo Commercial Real Estate Finance, Inc.	13,536	222,261
Ashford Hospitality Trust, Inc.†	31,343	294,624
Associated Estates Realty Corp.	31,457	470,282
BioMed Realty Trust, Inc.	99,467	1,753,603
CapLease, Inc.#	44,165	269,406
Capstead Mortage Corp.#	53,324	626,557
CBL & Associates Properties, Inc.	104,981	1,732,186
Cedar Shopping Centers, Inc.	42,160	255,490
Chatham Lodging Trust	6,632	108,964
Chesapeake Lodging Trust	11,561	219,890
Cogdell Spencer, Inc.	33,205	189,933
Colonial Properties Trust	59,040	1,062,720
Colony Financial, Inc.	11,300	217,977
Cousins Properties, Inc.	68,631	509,242
CreXus Investment Corp.	10,453	132,126
Cypress Sharpridge Investments, Inc.#	27,668	377,668
DCT Industrial Trust, Inc.#	160,471	792,727
DiamondRock Hospitality Co.†	117,294	1,235,106
Dupont Fabros Technology, Inc.#	31,143	703,520
Dynex Capital, Inc.	15,795	165,847
EastGroup Properties, Inc.	20,494	817,096
Education Realty Trust, Inc.	43,967	322,718
Entertainment Properties Trust	35,340	1,636,242
Equity Lifestyle Properties, Inc.	19,881	1,071,188
Equity One, Inc.	27,742	480,214
Excel Trust, Inc.	11,582	133,888
Extra Space Storage, Inc.	66,299	1,062,110
FelCor Lodging Trust, Inc.†	73,795	437,604
First Industrial Realty Trust, Inc.†#	48,859	371,817
First Potomac Realty Trust	28,159	443,223
Franklin Street Properties Corp.	52,579	674,589
Getty Realty Corp.#	15,908	474,217
Gladstone Commercial Corp.#	6,600	122,100
Glimcher Realty Trust	64,667	528,976
Government Properties Income Trust	20,957	537,547
Hatteras Financial Corp.#	35,051	1,085,880
Healthcare Realty Trust, Inc.	47,363	977,572
Hersha Hospitality Trust	102,369	627,522
Highwoods Properties, Inc.#	54,418	1,660,293
Home Properties, Inc.#	28,506	1,527,637
Hudson Pacific Properties, Inc.	11,348	173,170
Inland Real Estate Corp.#	56,523	480,445
Invesco Mortgage Capital, Inc.#	30,309	684,377
Investors Real Estate Trust	57,142	505,707

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
iStar Financial, Inc.†#	71,009	$386,289
Kilroy Realty Corp.#	41,311	1,409,531
Kite Realty Group Trust	41,885	210,263
LaSalle Hotel Properties	53,071	1,263,090
Lexington Realty Trust#	73,535	577,250
LTC Properties, Inc.	19,629	529,787
Medical Properties Trust, Inc.	84,586	886,461
MFA Financial, Inc.	213,089	1,736,675
Mid - America Apartment Communities, Inc.	24,939	1,530,506
Mission West Properties, Inc.	13,742	89,735
Monmouth Real Estate Invesment Corp., Class A#	20,533	166,933
MPG Office Trust, Inc.†	37,080	84,913
National Health Investors, Inc.	18,571	817,124
National Retail Properties, Inc.	63,354	1,647,838
Newcastle Investment Corp.†	47,887	272,477
NorthStar Realty Finance Corp.	58,254	246,414
Omega Healthcare Investors, Inc.	70,699	1,492,456
One Liberty Properties, Inc.	6,510	99,668
Parkway Properties, Inc.	16,658	264,696
Pebblebrook Hotel Trust	28,119	526,950
Pennsylvania Real Estate Investment Trust#	42,053	564,772
PennyMac Mortgage Investment Trust#	12,925	230,065
Post Properties, Inc.	36,955	1,259,057
Potlatch Corp.#	30,372	962,185
PS Business Parks, Inc.	14,070	729,107
RAIT Financial Trust†	74,972	120,705
Ramco - Gershenson Properties Trust#	29,302	336,973
Redwood Trust, Inc.	59,172	818,349
Resource Capital Corp.#	33,924	226,273
Retail Opportunity Investments Corp.#	32,287	317,381
Sabra Healthcare REIT, Inc.	18,930	322,756
Saul Centers, Inc.	4,887	208,040
Sovran Self Storage, Inc.	20,971	755,585
Starwood Property Trust, Inc.	36,200	722,552
Strategic Hotels & Resorts, Inc.†	106,859	499,032
Sun Communities, Inc.	14,435	478,376
Sunstone Hotel Investors, Inc.†	74,917	713,210
Tanger Factory Outlet Centers#	30,774	1,476,537
Terreno Realty Corp.†	6,767	120,114
Two Harbors Investment Corp.	20,133	198,109
U-Store-It Trust#	71,070	587,749
UMH Properties, Inc.	7,627	73,372
Universal Health Realty Income Trust#	8,732	306,231
Urstadt Biddle Properties, Inc., Class A	17,023	313,223
Walter Investment Management Corp.	19,852	342,447
Washington Real Estate Investment Trust#	46,165	1,416,342
Winthrop Realty Trust	17,583	210,469

		61,385,561

Real Estate Management/Services — 0.0%
HFF, Inc., Class A†	13,753	127,353
Kennedy - Wilson Holdings, Inc.†	16,038	157,012
United Capital Corp.†#	1,348	39,766

		324,131

Real Estate Operations & Development — 0.1%
Avatar Holdings, Inc.†	6,857	134,466
Consolidated - Tomoka Land Co.#	4,181	117,068
Forestar Group, Inc.†	27,690	498,974
Thomas Properties Group, Inc.†	27,197	116,675

		867,183

Recreational Centers — 0.1%
Life Time Fitness, Inc.†	31,748	1,252,141

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.2%
Arctic Cat, Inc.†	9,361	$139,572
Polaris Industries, Inc.	23,669	1,720,500

		1,860,072

Recycling — 0.0%
Metalico, Inc.†	28,981	126,647

Rental Auto/Equipment — 0.6%
Avis Budget Group, Inc.†#	78,068	1,037,524
Dollar Thrifty Automotive Group, Inc.†	21,780	1,000,138
Electro Rent Corp.	12,742	188,837
H&E Equipment Services, Inc.†	21,373	212,661
McGrath RentCorp	18,186	507,753
Rent-A-Center, Inc.#	50,036	1,393,002
RSC Holdings, Inc.†	38,018	296,160
United Rentals, Inc.†#	45,957	901,676

		5,537,751

Research & Development — 0.1%
Albany Molecular Research, Inc.†	18,228	92,052
Kendle International, Inc.†	11,506	103,669
Parexel International Corp.†	44,381	779,330

		975,051

Resorts/Theme Parks — 0.2%
Bluegreen Corp.†#	11,096	32,067
Vail Resorts, Inc.†#	27,552	1,247,555

		1,279,622

Retail - Apparel/Shoe — 1.6%
AnnTaylor Stores Corp.†#	44,706	1,203,038
Bebe Stores, Inc.	25,265	162,707
Brown Shoe Co., Inc.	33,015	469,473
Casual Male Retail Group, Inc.†	32,191	154,517
Charming Shoppes, Inc.†#	89,484	340,487
Christopher & Banks Corp.	27,650	147,375
Collective Brands, Inc.†#	49,255	831,917
Destination Maternity Corp.†	3,852	147,455
DSW, Inc., Class A†#	10,749	420,286
Express, Inc.†	12,339	186,072
Genesco, Inc.†	18,290	703,433
HOT Topic, Inc.	34,373	210,706
JOS. A. Bank Clothiers, Inc.†#	20,930	942,687
Kenneth Cole Productions, Inc., Class A†	5,884	79,611
Liz Claiborne, Inc.†#	71,852	525,238
New York & Co., Inc.†	19,418	66,992
Pacific Sunwear of California, Inc.†#	51,304	322,702
Rue21, Inc.†	11,338	340,253
Shoe Carnival, Inc.†#	7,062	195,900
Stein Mart, Inc.	20,848	206,395
Talbots, Inc.†	53,381	613,882
The Buckle, Inc.#	19,857	757,545
The Cato Corp., Class A	21,177	604,603
The Children’s Place Retail Stores, Inc.†	21,092	1,094,886
The Dress Barn, Inc.†	45,142	1,115,007
The Finish Line, Inc., Class A	38,647	689,849
The Men’s Wearhouse, Inc.	40,022	1,141,427
The Wet Seal, Inc., Class A†#	78,526	256,780

		13,931,223

Retail - Appliances — 0.0%
Conn’s, Inc.†#	11,420	36,544
Hhgregg, Inc.#†	10,164	254,811

		291,355

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Auto Parts — 0.1%
Pep Boys-Manny, Moe & Jack#	39,887	$494,200

Retail - Automobile — 0.3%
America’s Car-Mart, Inc.†	7,115	180,507
Asbury Automotive Group, Inc.†	22,420	352,891
Group 1 Automotive, Inc.†#	18,656	722,547
Lithia Motors, Inc., Class A	16,732	216,847
Penske Automotive Group, Inc.†#	33,626	507,416
Rush Enterprises, Inc., Class A†#	24,238	425,862
Sonic Automotive, Inc., Class A†#	30,795	381,242

		2,787,312

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	29,321	411,080
Books-A-Million, Inc.#	5,440	34,653
Borders Group, Inc.†#	38,425	41,115

		486,848

Retail - Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†#	16,906	397,967

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†#	46,652	157,684

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	7,359	66,378
Systemax, Inc.†#	8,326	108,072

		174,450

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.#	28,772	1,143,543
Susser Holdings Corp.†#	5,752	77,307
The Pantry, Inc.†	17,537	360,210

		1,581,060

Retail - Discount — 0.3%
99 Cents Only Stores†	34,935	548,829
Citi Trends, Inc.†	11,457	271,416
Fred’s, Inc., Class A#	29,883	382,204
Gordmans Stores, Inc.†	4,131	52,711
HSN, Inc.†	29,525	837,034
Tuesday Morning Corp.†	22,783	118,472

		2,210,666

Retail - Drug Store — 0.0%
Rite Aid Corp.†	423,777	398,223

Retail - Fabric Store — 0.1%
Jo-Ann Stores, Inc.†#	20,810	1,008,036

Retail - Hair Salons — 0.1%
Regis Corp.#	43,666	778,128

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	14,060	168,860
Kirkland’s, Inc.†#	12,920	154,394
Pier 1 Imports, Inc.†#	79,493	775,852

		1,099,106

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	17,038	130,000
Steinway Musical Instruments, Inc.†	4,391	75,745
West Marine, Inc.†#	11,216	107,337

		313,082

Retail - Major Department Stores — 0.1%
Saks, Inc.†	102,914	1,146,462

Security Description	Shares	Value (Note 2)

Retail - Misc./Diversified — 0.1%
Gaiam, Inc. Class A#	12,275	$92,308
Pricesmart, Inc.#	12,012	403,243
Winmark Corp.	1,853	59,574

		555,125

Retail - Office Supplies — 0.1%
OfficeMax, Inc.†	64,493	1,102,185

Retail - Pawn Shops — 0.3%
Cash America International, Inc.	22,461	813,088
EzCorp, Inc., Class A†	35,100	883,116
First Cash Financial Services, Inc.†	22,906	659,464

		2,355,668

Retail - Perfume & Cosmetics — 0.2%
Sally Beauty Holdings, Inc.†	71,680	985,600
Ulta Salon Cosmetics & Fragrance, Inc.†	23,873	834,361

		1,819,961

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	17,756	314,814

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	52,254	1,572,845

Retail - Regional Department Stores — 0.2%
Dillard’s, Inc., Class A#	32,970	1,028,005
Retail Ventures, Inc.†	17,836	292,510
Stage Stores, Inc.#	29,431	445,291
The Bon-Ton Stores, Inc.†	9,076	121,800

		1,887,606

Retail - Restaurants — 1.5%
AFC Enterprises, Inc.†	19,739	262,134
Biglari Holdings, Inc.†#	1,090	423,247
BJ’s Restaurants, Inc.†#	17,088	626,275
Bob Evans Farms, Inc.	23,163	721,296
Buffalo Wild Wings, Inc.†	13,804	669,356
California Pizza Kitchen, Inc.†	14,909	252,111
Caribou Coffee Co., Inc.†#	5,611	61,384
Carrols Restaurant Group, Inc.†	9,584	67,951
CEC Entertainment, Inc.†#	16,700	626,584
Cracker Barrel Old Country Store, Inc.	18,114	953,883
Denny’s Corp.†	76,633	280,477
DineEquity, Inc.†	13,626	727,901
Domino’s Pizza, Inc.†	28,126	415,421
Einstein Noah Restaurant Group, Inc.†#	4,313	55,120
Jack in the Box, Inc.†	41,845	841,712
Jamba, Inc.†	45,904	92,726
Krispy Kreme Doughnuts, Inc.†#	45,099	270,143
McCormick & Schmick’s Seafood Restaurants, Inc.†	11,465	100,204
O’Charley’s, Inc.†	13,832	95,717
Papa John’s International, Inc.†	15,879	406,661
PF Chang’s China Bistro, Inc.#	17,610	890,009
Red Robin Gourmet Burgers, Inc.†#	12,050	223,287
Ruby Tuesday, Inc.†#	49,044	627,273
Ruth’s Hospitality Group, Inc.†#	23,142	114,322
Sonic Corp.†	46,512	435,352
Texas Roadhouse, Inc.†#	43,650	745,979
The Cheesecake Factory, Inc.†#	45,932	1,463,853

		12,450,378

Retail - Sporting Goods — 0.3%
Big 5 Sporting Goods Corp.#	16,819	232,102
Cabela’s, Inc.†	30,571	680,205
Hibbett Sports, Inc.†	21,897	749,972
Zumiez, Inc.†	15,623	496,968

		2,159,247

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†#	13,319	$82,578

Retail - Video Rentals — 0.2%
Coinstar, Inc.†	24,116	1,554,035

Retail - Vitamins & Nutrition Products — 0.0%
Vitamin Shoppe, Inc.†	12,318	363,504

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	20,874	132,341
Emeritus Corp.†#	15,415	277,932
Five Star Quality Care, Inc.†	24,380	156,520
Sunrise Senior Living, Inc.†	43,136	158,741

		725,534

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	46,561	972,659

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	27,268	261,773

Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	20,974	619,362
GeoEye, Inc.†#	16,776	668,691
Globalstar, Inc.†	53,886	82,985
Hughes Communications, Inc.†	6,882	272,527
ICO Global Communications Holdings, Ltd.†	72,633	109,676
Iridium Communications, Inc.†#	26,313	245,764
Loral Space & Communications, Inc.†#	8,204	599,548

		2,598,553

Savings & Loans/Thrifts — 1.1%
Abington Bancorp, Inc.	16,103	193,236
Astoria Financial Corp.	65,657	790,510
BankFinancial Corp.#	14,760	137,711
Beneficial Mutual Bancorp, Inc.†#	26,804	208,267
Berkshire Hills Bancorp, Inc.#	10,837	217,499
BofI Holding, Inc.†	5,434	73,250
Brookline Bancorp, Inc.#	44,899	441,357
Clifton Savings Bancorp, Inc.#	7,706	72,899
Danvers Bancorp, Inc.#	14,550	221,888
Dime Community Bancshares, Inc.	20,621	281,477
ESB Financial Corp.#	6,857	96,684
Essa Bancorp, Inc.#	10,962	144,150
First Financial Holdings, Inc.#	12,764	140,276
Flagstar Bancorp, Inc.†	36,227	44,922
Flushing Financial Corp.	24,063	322,444
Fox Chase Bancorp, Inc.†#	4,168	43,806
Heritage Financial Group, Inc.	1,413	14,483
Home Bancorp, Inc.†#	5,894	80,276
Home Federal Bancorp, Inc.#	12,889	148,610
Investors Bancorp, Inc.†	36,541	447,627
Kaiser Federal Financial Group, Inc.#	2,141	20,682
Kearny Financial Corp.#	11,690	100,417
Meridian Interstate Bancorp, Inc.†	7,021	76,880
NASB Financial, Inc.#	2,704	34,773
NewAlliance Bancshares, Inc.	80,618	1,075,444
Northfield Bancorp, Inc.#	13,872	176,313
Northwest Bancshares, Inc.	84,115	863,020
OceanFirst Financial Corp.	11,207	135,269
Oritani Financial Corp.	42,265	474,636
Provident Financial Services, Inc.#	45,567	627,913
Provident New York Bancorp#	30,013	281,222
Rockville Financial, Inc.#	6,281	69,091
Roma Financial Corp.	6,247	60,221
Territorial Bancorp, Inc.	9,448	174,032
United Financial Bancorp, Inc.	12,915	191,529
ViewPoint Financial Group	10,997	115,359

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Waterstone Financial, Inc.†#	5,527	$20,174
Westfield Financial, Inc.#	22,846	187,794
WSFS Financial Corp.#	4,522	196,707

		9,002,848

Schools — 0.4%
American Public Education, Inc.†#	13,976	477,560
Bridgepoint Education, Inc.†#	15,051	230,280
Capella Education Co.†	12,750	698,573
Corinthian Colleges, Inc.†#	68,062	281,096
Grand Canyon Education, Inc.†#	23,553	448,449
K12, Inc.†	19,100	489,724
Learning Tree International, Inc.	4,748	47,100
Lincoln Educational Services Corp.†	12,692	186,065
National American University Holdings, Inc.	6,023	41,318
Princeton Review, Inc.†#	14,398	13,678
Universal Technical Institute, Inc.#	16,261	336,765

		3,250,608

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	6,038	169,185
Global Geophysical Services, Inc.†	5,791	53,567
ION Geophysical Corp.†#	96,560	694,266
OYO Geospace Corp.†	3,153	239,187

		1,156,205

Semiconductor Components - Integrated Circuits — 0.9%
Anadigics, Inc.†#	50,370	323,375
Cirrus Logic, Inc.†#	52,561	802,607
Emulex Corp.†	61,687	698,297
Exar Corp.†	27,866	186,702
Hittite Microwave Corp.†	20,770	1,188,875
Integrated Device Technology, Inc.†	123,507	794,150
MaxLinear, Inc., Class A†	5,766	61,927
Micrel, Inc.#	38,670	478,735
Pericom Semiconductor Corp.†	19,579	195,594
Power Integrations, Inc.#	18,749	755,397
Sigma Designs, Inc.†	24,025	288,300
Standard Microsystems Corp.†#	17,045	464,476
TriQuint Semiconductor, Inc.†	118,013	1,405,535

		7,643,970

Semiconductor Equipment — 0.9%
ATMI, Inc.†	23,947	429,849
Axcelis Technologies, Inc.†	80,448	199,511
Brooks Automation, Inc.†	49,426	358,338
Cabot Microelectronics Corp.†	17,968	709,197
Cohu, Inc.	18,197	263,493
Entegris, Inc.†	99,877	649,200
Formfactor, Inc.†	38,019	352,816
FSI International, Inc.†#	29,709	104,873
Kulicke & Soffa Industries, Inc.†#	54,157	359,061
LTX-Credence Corp.†	37,805	297,903
Mattson Technology, Inc.†#	38,639	107,030
MKS Instruments, Inc.†	38,098	776,056
Nanometrics, Inc.†	13,762	163,080
Photronics, Inc.†	41,246	263,562
Rudolph Technologies, Inc.†	24,087	179,689
Tessera Technologies, Inc.†	38,175	760,064
Ultra Clean Holdings†	16,712	131,022
Ultratech, Inc.†	18,489	339,643
Veeco Instruments, Inc.†#	30,824	1,355,640

		7,800,027

Silver Mining — 0.2%
Hecla Mining Co.†#	194,714	1,867,307

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel Pipe & Tube — 0.1%
Furmanite Corp.†#	28,371	$188,100
Mueller Water Products, Inc., Class A#	117,461	413,462
Northwest Pipe Co.†#	7,136	158,348
Omega Flex, Inc.#	2,128	36,112

		796,022

Steel - Producers — 0.0%
Metals USA Holdings Corp.†	8,835	120,421
Shiloh Industries, Inc.†	4,022	44,765

		165,186

Steel - Specialty — 0.0%
Universal Stainless & Alloy, Inc.†	5,233	163,636

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	27,666	499,925

Sugar — 0.0%
Imperial Sugar Co.#	9,394	129,261

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†#	34,106	1,135,048

Telecom Equipment - Fiber Optics — 0.4%
Finisar Corp.†	57,271	1,095,022
Harmonic, Inc.†	73,686	498,117
IPG Photonics Corp.†	19,743	565,834
KVH Industries, Inc.†	11,094	146,995
Oclaro, Inc.†	38,144	369,997
Oplink Communications, Inc.†	14,697	254,111
Sycamore Networks, Inc.	14,677	440,604

		3,370,680

Telecom Services — 0.5%
Aviat Networks, Inc.†#	46,092	190,821
Cbeyond, Inc.†	20,708	272,931
Consolidated Communications Holdings, Inc.	18,914	348,396
FiberTower Corp.†#	38,589	168,248
Global Crossing, Ltd.†#	23,290	311,387
Knology, Inc.†	23,561	362,604
Motricity, Inc.†#	4,090	121,637
Neutral Tandem, Inc.†#	25,126	361,061
NTELOS Holdings Corp.#	22,370	379,842
PAETEC Holding Corp.†	95,703	354,101
Premiere Global Services, Inc.†#	46,358	327,287
SAVVIS, Inc.†#	28,507	716,381
USA Mobility, Inc.	17,098	291,008
Vonage Holdings Corp.†	81,271	196,676

		4,402,380

Telecommunication Equipment — 0.9%
ADC Telecommunications, Inc.†	74,907	952,817
ADTRAN, Inc.	47,262	1,471,739
Anaren, Inc.†	11,351	206,702
Applied Signal Technology, Inc.	10,276	337,669
Arris Group, Inc.†	96,428	965,244
Comtech Telecommunications Corp.#	21,687	643,236
CPI International, Inc.†	5,741	111,088
Network Equipment Technologies, Inc.†#	23,207	94,220
Occam Networks, Inc.†	9,700	72,168
OpNext, Inc.†#	33,464	45,846
Plantronics, Inc.	36,693	1,312,509
Preformed Line Products Co.	1,691	78,632
ShoreTel, Inc.†#	34,766	246,839
Sonus Networks, Inc.†	158,325	424,311
Symmetricom, Inc.†	33,881	225,309
Tekelec†	51,943	641,496

Security Description	Shares	Value (Note 2)

Telecommunication Equipment (continued)
UTStarcom, Inc.†	90,296	$193,233

		8,023,058

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	34,419	362,776
Atlantic Tele-Network, Inc.	7,200	246,888
Cincinnati Bell, Inc.†	152,970	373,247
General Communication, Inc., Class A†	36,150	407,411
IDT Corp., Class B	10,925	227,131
Shenandoah Telecommunications Co.#	18,333	320,644

		1,938,097

Television — 0.1%
Belo Corp., Class A†	69,343	402,189
Gray Television, Inc.†#	37,418	74,462
LIN TV Corp., Class A†	22,189	100,516
Sinclair Broadcast Group, Inc., Class A	34,917	270,607

		847,774

Textile - Apparel — 0.1%
Cherokee, Inc.	5,956	117,333
Perry Ellis International, Inc.†	7,770	211,422
Unifi, Inc.†	10,564	150,220

		478,975

Textile - Products — 0.0%
Culp, Inc.†#	6,833	70,380

Theaters — 0.2%
Carmike Cinemas, Inc.†#	7,816	65,576
Cinemark Holdings, Inc.	43,269	759,371
National CineMedia, Inc.#	40,291	751,830

		1,576,777

Therapeutics — 0.7%
Alexza Pharmaceuticals, Inc.†	33,736	30,487
Allos Therapeutics, Inc.†#	60,710	246,483
AVANIR Pharmaceuticals Inc., Class A†	55,684	238,328
AVI BioPharma, Inc.†#	85,253	156,866
Cornerstone Therapeutics, Inc.†#	6,070	36,238
Cypress Bioscience, Inc.†	29,638	117,959
Dyax Corp.†	75,447	170,510
Inspire Pharmaceuticals, Inc.†	45,932	320,605
Isis Pharmaceuticals, Inc.†#	71,586	675,414
MannKind Corp.†#	51,445	323,075
Nabi Biopharmaceuticals†	34,571	179,769
Neurocrine Biosciences, Inc.†	37,859	275,613
Onyx Pharmaceuticals, Inc.†	47,622	1,402,468
Osiris Therapeutics, Inc.†#	12,985	85,182
Pharmacyclics, Inc.†	32,991	178,811
Questcor Pharmaceuticals, Inc.†#	41,843	595,844
Spectrum Pharmaceuticals, Inc.†#	38,229	170,119
Theravance, Inc.†	47,506	1,186,700

		6,390,471

Tobacco — 0.2%
Alliance One International, Inc.†#	68,805	266,963
Star Scientific, Inc.†#	74,482	138,536
Universal Corp.#	18,369	751,476
Vector Group, Ltd.#	34,475	630,548

		1,787,523

Toys — 0.1%
Jakks Pacific, Inc.†	21,214	408,370
Leapfrog Enterprises, Inc.†#	26,103	148,265

		556,635

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transactional Software — 0.5%
ACI Worldwide, Inc.†	25,861	$656,611
Bottomline Technologies, Inc.†	23,936	453,109
Innerworkings, Inc.†#	18,337	113,139
Synchronoss Technologies, Inc.†	15,463	401,883
VeriFone Systems, Inc.†	64,967	2,257,603

		3,882,345

Transport - Air Freight — 0.2%
Air Transport Services Group, Inc.†	41,818	308,617
Atlas Air Worldwide Holdings, Inc.†	19,636	1,071,340

		1,379,957

Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	38,564	369,443
AMERCO, Inc.†	6,500	630,110
Greenbrier Cos., Inc.†	14,609	274,065
TAL International Group, Inc.#	12,724	360,471
Textainer Group Holdings, Ltd.#	7,340	204,199

		1,838,288

Transport - Marine — 0.7%
American Commercial Lines, Inc.†#	6,973	230,109
Baltic Trading, Ltd.	12,621	148,044
CAI International, Inc.	7,693	157,322
DHT Holdings, Inc.	37,594	165,038
Eagle Bulk Shipping, Inc.†	47,982	239,910
Excel Maritime Carriers, Ltd.†#	30,737	170,590
Genco Shipping & Trading, Ltd.†	21,566	316,589
General Maritime Corp.#	60,767	232,130
Golar LNG, Ltd.	28,079	390,579
GulfMark Offshore, Inc., Class A†#	17,705	519,111
Horizon Lines, Inc., Class A#	23,514	85,826
International Shipholding Corp.#	4,344	114,855
Knightsbridge Tankers, Ltd.#	18,570	422,282
Nordic American Tanker Shipping#	35,669	922,757
Overseas Shipholding Group, Inc.	19,443	679,922
Scorpio Tankers, Inc.†	10,008	99,580
Ship Finance International, Ltd.#	33,989	737,901
Teekay Tankers, Ltd., Class A#	24,823	294,152
Ultrapetrol Bahamas, Ltd.†#	17,090	118,092

		6,044,789

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	29,474	1,399,720
RailAmerica, Inc.†	17,842	221,241

		1,620,961

Transport - Services — 0.3%
Bristow Group, Inc.†	27,329	1,200,016
Dynamex, Inc.†	7,518	181,560
Echo Global Logistics, Inc.†#	8,218	94,096
Hub Group, Inc., Class A†	28,398	926,627
Pacer International, Inc.†#	26,995	150,902
PHI, Inc.†	10,229	172,870
Universal Truckload Services, Inc.†#	4,517	67,755

		2,793,826

Transport - Truck — 0.6%
Arkansas Best Corp.#	19,239	473,953
Celadon Group, Inc.†	15,175	204,407
Forward Air Corp.#	22,044	606,651
Heartland Express, Inc.#	38,364	592,724
Knight Transportation, Inc.#	45,179	871,051
Marten Transport, Ltd.#	11,885	255,527
Old Dominion Freight Line, Inc.†	31,769	917,489

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
P.A.M. Transportation Services, Inc.†	3,548	$38,425
Patriot Transportation Holding, Inc.†#	1,125	83,722
Quality Distribution, Inc.†	7,247	50,294
Roadrunner Transportation Systems, Inc.†	8,191	103,862
Saia, Inc.†	12,255	184,683
USA Truck, Inc.†	6,072	80,454
Werner Enterprises, Inc.#	32,739	706,508

		5,169,750

Travel Services — 0.1%
Ambassadors Group, Inc.#	14,731	162,188
Interval Leisure Group, Inc.†	30,268	501,541

		663,729

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	11,262	342,140

Veterinary Diagnostics — 0.1%
Neogen Corp.†#	17,151	637,160

Virtual Reality Products — 0.0%
RealD, Inc.†	11,166	318,008

Vitamins & Nutrition Products — 0.1%
Nature’s Sunshine Products, Inc.†#	5,869	50,767
Nutraceutical International Corp.†	7,161	106,484
Schiff Nutrition International, Inc.	8,900	73,247
Synutra International, Inc.†#	14,737	188,192
USANA Health Sciences, Inc.†	4,660	196,279

		614,969

Water — 0.3%
American States Water Co.	14,124	516,656
Artesian Resources Corp., Class A	4,878	91,560
California Water Service Group	14,914	554,801
Connecticut Water Service, Inc.#	6,575	167,465
Consolidated Water Co., Ltd.#	11,235	99,205
Middlesex Water Co.#	11,812	206,237
PICO Holdings, Inc.†#	17,181	490,518
SJW Corp.	10,002	249,850
York Water Co.#	9,737	154,137

		2,530,429

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	31,698	105,554

Web Hosting/Design — 0.4%
NIC, Inc.	42,425	354,249
Rackspace Hosting, Inc.†#	73,722	2,150,470
Terremark Worldwide, Inc.†#	44,288	529,906

		3,034,625

Web Portals/ISP — 0.1%
EarthLink, Inc.#	82,133	736,323
InfoSpace, Inc.†	27,679	213,682
Local.com Corp.†#	12,351	47,057

		997,062

Wire & Cable Products — 0.2%
Belden, Inc.	35,544	1,182,904
Coleman Cable, Inc.†#	6,121	35,196
Encore Wire Corp.	14,295	325,640
Insteel Industries, Inc.#	13,575	140,773

		1,684,513

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 0.7%
Aruba Networks, Inc.†#	58,656	$1,243,507
EMS Technologies, Inc.†	11,822	219,771
Globecomm Systems, Inc.†	16,562	139,949
InterDigital, Inc.†#	33,432	1,105,596
Novatel Wireless, Inc.†#	24,141	236,823
Powerwave Technologies, Inc.†#	102,510	216,296
RF Micro Devices, Inc.†	204,101	1,430,748
TeleNav, Inc.†	6,215	40,522
Tessco Technologies, Inc.	3,869	58,848
Viasat, Inc.†	25,231	1,043,554

		5,735,614

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	13,224	144,406

Total Common Stock
(cost $828,000,229)		834,538,837

EXCHANGE - TRADED FUNDS — 0.0%
Kayne Anderson Energy Development Fund (cost $197,909)	7,890	143,677

WARRANTS — 0.0%
Energy - Alternate Sources — 0.0%
Greenhunter Energy, Inc. † Expires 09/14/11 (Strike price $27.50) (cost $0)	3	0

Total Long - Term Investment Securities
(cost $828,198,138)		834,682,514

SHORT - TERM INVESTMENT SECURITIES — 14.0%
Collective Investment Pool — 13.8%
Securities Lending Quality Trust(3)(5)	118,442,511	118,100,804

U.S. Government Treasuries — 0.2%
United States Treasury Bills
0.14% due 12/16/10(4)	$2,200,000	2,199,872

Total Short - Term Investment Securities
(cost $120,642,383)		120,300,676

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 2.4%
State Street Bank & Trust Co., Joint Repurchase Agreement (cost $20,112,000)(6)	$20,112,000	$20,112,000

TOTAL INVESTMENTS
(cost $968,952,521)(7)	113.8%	975,095,190
Liabilities in excess of other assets	(13.8)	(117,950,042)

NET ASSETS —	100.0%	$857,145,148

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	At November 30, 2010, the Fund had loaned securities with a total value of $113,986,900. This was secured by collateral of $118,442,511, which was received in cash and subsequently invested in short-term investments currently valued at $118,100,804 as reported in the portfolio of investments. The remaining collateral of $462,105 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	3.50% to 6.38%	02/15/18 to 08/15/39

(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
313	Long	Russell 2000 Mini Index	December 2010	$21,444,081	$22,739,450	$1,295,369

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$45,189,284	$—	$0	$45,189,284
Real Estate Investment Trusts	61,385,561	—	—	61,385,561
Other Industries*	727,963,992	—	0	727,963,992
Exchange Traded Funds	143,677	—	—	143,677
Warrants	—	0	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	118,100,804	—	118,100,804
U.S. Government Treasuries	—	2,199,872	—	2,199,872
Repurchase Agreement	—	20,112,000	—	20,112,000

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:@
Open Futures Contracts - Appreciation	$1,295,369	$—	$—	$1,295,369

Total	$835,977,883	$140,412,676	$0	$976,390,559

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$0

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	15.6%
Banks — Commercial	7.0
Time Deposits	5.0
Electric — Integrated	5.0
Consumer Products — Misc.	3.5
Oil Companies — Exploration & Production	3.3
Metal Processors & Fabrication	2.8
Computers — Memory Devices	2.8
Insurance — Reinsurance	2.6
Retail — Restaurants	2.3
Real Estate Investment Trusts	2.3
Diversified Manufacturing Operations	2.3
Paper & Related Products	2.2
Retail — Apparel/Shoe	2.0
Human Resources	2.0
Finance — Investment Banker/Broker	1.8
Gold Mining	1.7
Electronic Components — Misc.	1.6
Oil — Field Services	1.5
Oil & Gas Drilling	1.5
Semiconductor Equipment	1.4
Telecommunication Equipment	1.3
Electronic Components — Semiconductors	1.3
Insurance — Property/Casualty	1.1
Networking Products	1.1
Computer Services	1.1
Savings & Loans/Thrifts	1.1
Building & Construction Products — Misc.	1.0
Machinery — General Industrial	1.0
Apparel Manufacturers	0.9
Transport — Marine	0.9
Diversified Operations/Commercial Services	0.9
Investment Management/Advisor Services	0.9
Auto/Truck Parts & Equipment — Original	0.9
Medical — Outpatient/Home Medical	0.9
Computers — Periphery Equipment	0.8
Funeral Services & Related Items	0.8
Tobacco	0.8
Semiconductor Components — Integrated Circuits	0.8
Chemicals — Specialty	0.8
Aerospace/Defense — Equipment	0.7
Investment Companies	0.7
Medical — Biomedical/Gene	0.7
Footwear & Related Apparel	0.7
Transport — Truck	0.6
Food — Canned	0.6
Electronic Measurement Instruments	0.6
Commercial Services — Finance	0.6
Home Furnishings	0.6
Office Supplies & Forms	0.6
Retail — Convenience Store	0.6
Building — Mobile Home/Manufactured Housing	0.6
Electric Products — Misc.	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Oil Refining & Marketing	0.5
Aerospace/Defense	0.5
Publishing — Newspapers	0.5
Computers — Integrated Systems	0.5
Chemicals — Plastics	0.5
Machinery — Electrical	0.5
Physicians Practice Management	0.5
Food — Misc.	0.5
Web Portals/ISP	0.5
Medical — HMO	0.5
Transport — Equipment & Leasing	0.5
Medical Sterilization Products	0.5
Medical — Hospitals	0.5
Diagnostic Kits	0.5
Gas — Distribution	0.4

Wire & Cable Products	0.4%
Insurance — Life/Health	0.4
Transactional Software	0.4
Batteries/Battery Systems	0.4
Silver Mining	0.4
Non-Ferrous Metals	0.4
Coatings/Paint	0.4
Toys	0.4
Engineering/R&D Services	0.4
Private Corrections	0.4
Distribution/Wholesale	0.4
Transport — Services	0.4
Retail — Hair Salons	0.4
Building — Heavy Construction	0.4
Beverages — Wine/Spirits	0.4
Coal	0.4
Food — Wholesale/Distribution	0.4
Medical Products	0.4
E-Commerce/Products	0.4
Racetracks	0.3
Internet Application Software	0.3
Publishing — Books	0.3
Recreational Centers	0.3
Rental Auto/Equipment	0.3
Food — Retail	0.2
Retail — Pawn Shops	0.2
Engines — Internal Combustion	0.2
Medical — Drugs	0.1
Textile — Products	0.1
Telecom Services	0.1
Disposable Medical Products	0.1
Energy — Alternate Sources	0.1
Building Products — Doors & Windows	0.1
Consulting Services	0.1
Finance — Mortgage Loan/Banker	0.1
Enterprise Software/Service	0.1
Retail — Jewelry	0.1
Retail — Arts & Crafts	0.1
Building Products — Cement	0.1

115.5%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.8%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	18,800	$1,106,944

Aerospace/Defense - Equipment — 0.7%
Alliant Techsystems, Inc.	13,175	973,764
GenCorp, Inc.†#	115,431	566,766

		1,540,530

Apparel Manufacturers — 0.9%
Delta Apparel, Inc.†#(3)	33,092	411,995
Hanesbrands, Inc.†	32,500	882,375
The Jones Group, Inc.	54,900	743,346

		2,037,716

Auto/Truck Parts & Equipment - Original — 0.9%
Modine Manufacturing Co.†	133,152	1,845,487

Auto/Truck Parts & Equipment - Replacement — 0.5%
Commercial Vehicle Group, Inc.†	30,169	427,495
Douglas Dynamics, Inc.	47,624	702,454

		1,129,949

Banks - Commercial — 7.0%
BancorpSouth, Inc.#	44,475	571,504
Bank of Hawaii Corp.	19,625	849,762
BOK Financial Corp.#	6,438	300,655
First Citizens BancShares, Inc., Class A	28,614	4,975,688
First Commonwealth Financial Corp.#	107,200	664,640
FirstMerit Corp.#	50,025	871,686
Fulton Financial Corp.	90,625	783,906
IBERIABANK Corp.	23,038	1,161,346
Old National Bancorp#	111,855	1,153,225
UMB Financial Corp.#	96,280	3,591,244

		14,923,656

Batteries/Battery Systems — 0.4%
EnerSys†	31,550	952,494

Beverages - Wine/Spirits — 0.4%
Central European Distribution Corp.†	35,310	848,499

Building & Construction Products - Misc. — 1.0%
Builders FirstSource, Inc.†	83,589	132,071
Quanex Building Products Corp.	106,999	1,769,763
Simpson Manufacturing Co., Inc.	4,946	127,953
Trex Co., Inc.†	10,194	188,079

		2,217,866

Building Products - Cement — 0.1%
Eagle Materials, Inc.#	4,821	119,850

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	17,161	193,061

Building - Heavy Construction — 0.4%
Sterling Construction Co., Inc.†	7,217	97,357
Tutor Perini Corp.#	40,237	766,515

		863,872

Building - Mobile Home/Manufactured Housing — 0.6%
Cavco Industries, Inc.†#	27,008	984,712
Thor Industries, Inc.	6,768	199,859

		1,184,571

Chemicals - Plastics — 0.5%
A. Schulman, Inc.	53,419	1,081,735

Chemicals - Specialty — 0.8%
American Pacific Corp.†#(3)	52,148	319,667
Arch Chemicals, Inc.	7,654	265,747

Security Description	Shares	Value (Note 2)

Chemicals - Specialty (continued)
OM Group, Inc.†	28,125	$1,057,500

		1,642,914

Coal — 0.4%
James River Coal Co.†#	39,423	784,518

Coatings/Paint — 0.4%
RPM International, Inc.	44,925	920,064

Commercial Services - Finance — 0.6%
Global Payments, Inc.	9,390	390,248
Jackson Hewitt Tax Service, Inc.†#	78,025	65,541
Net 1 UEPS Technologies, Inc.†	37,817	459,477
TNS, Inc.†	18,834	361,989

		1,277,255

Computer Services — 1.1%
CACI International, Inc., Class A†	20,900	1,051,897
DST Systems, Inc.	20,275	868,987
Insight Enterprises, Inc.†	9,364	118,080
SYKES Enterprises, Inc.†	14,170	260,728

		2,299,692

Computers - Integrated Systems — 0.5%
BancTec, Inc.†*(1)(2)(3)	41,033	123,099
Jack Henry & Associates, Inc.	35,150	961,001

		1,084,100

Computers - Memory Devices — 2.7%
Imation Corp.†#	301,786	2,866,967
Quantum Corp.†#	762,017	2,766,122
Spansion, Inc., Class A†	9,355	184,948

		5,818,037

Computers - Periphery Equipment — 0.8%
Electronics for Imaging, Inc.†	6,801	89,025
Lexmark International, Inc., Class A†	23,725	859,794
Synaptics, Inc.†	29,700	846,450

		1,795,269

Consulting Services — 0.1%
CoreLogic, Inc.	6,790	123,646
CRA International, Inc.†	2,958	65,372

		189,018

Consumer Products - Misc. — 3.5%
Blyth, Inc.#	47,077	2,098,693
Central Garden & Pet Co.†	20,429	189,172
Central Garden & Pet Co., Class A†	29,384	274,446
Helen of Troy, Ltd.†	35,175	830,833
Jarden Corp.	32,501	997,781
Prestige Brands Holdings, Inc.†	82,310	968,789
Spectrum Brands Holdings, Inc.†#	16,164	436,913
The Scotts Miracle-Gro Co., Class A	17,200	859,312
WD-40 Co.#	23,051	901,064

		7,557,003

Diagnostic Kits — 0.5%
Alere, Inc.†#	30,321	967,543

Disposable Medical Products — 0.1%
ICU Medical, Inc.†#	6,069	222,429

Distribution/Wholesale — 0.4%
Owens & Minor, Inc.#	31,450	888,462

Diversified Manufacturing Operations — 2.3%
Ameron International Corp.	14,488	1,025,750

215

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Barnes Group, Inc.#	52,475	$1,001,748
Matthews International Corp., Class A	37,928	1,231,901
The Brink’s Co.	42,075	1,032,521
Tredegar Corp.	29,187	543,754

		4,835,674

Diversified Operations/Commercial Services — 0.9%
Viad Corp.	81,813	1,943,059

E-Commerce/Products — 0.4%
NutriSystem, Inc.	37,304	771,074

Electric Products - Misc. — 0.5%
GrafTech International, Ltd.†	58,275	1,142,190

Electric - Integrated — 5.0%
Allete, Inc.#	139,918	4,943,303
El Paso Electric Co.†	51,955	1,368,495
IDACORP, Inc.	24,700	897,104
MGE Energy, Inc.#	12,388	511,500
NV Energy, Inc.	74,900	1,025,381
Portland General Electric Co.	46,100	975,937
TECO Energy, Inc.	57,725	966,894

		10,688,614

Electronic Components - Misc. — 1.6%
AVX Corp.	85,658	1,225,766
Benchmark Electronics, Inc.†	24,264	389,923
Jabil Circuit, Inc.	53,375	806,496
Pulse Electronics Corp.	238,930	979,613

		3,401,798

Electronic Components - Semiconductors — 1.3%
DSP Group, Inc.†	107,453	822,015
Lattice Semiconductor Corp.†	225,933	1,005,402
Microsemi Corp.†	45,900	1,016,226

		2,843,643

Electronic Measurement Instruments — 0.6%
Orbotech, Ltd.†	117,886	1,299,104

Electronic Security Devices — 0.0%
American Science and Engineering, Inc.#	882	71,107

Energy - Alternate Sources — 0.1%
BioFuel Energy Corp.†#	116,877	194,016

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	33,825	906,510

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.#	22,214	386,746

Enterprise Software/Service — 0.1%
MicroStrategy, Inc., Class A†	1,906	164,964

Finance - Investment Banker/Broker — 1.8%
Investment Technology Group, Inc.†	106,682	1,568,226
Knight Capital Group, Inc., Class A†#	83,281	1,094,312
Raymond James Financial, Inc.	34,650	993,762
SWS Group, Inc.	30,286	157,487

		3,813,787

Finance - Mortgage Loan/Banker — 0.1%
Deerfield Capital Corp.†#(3)	31,828	186,194

Food - Canned — 0.6%
Del Monte Foods Co.	56,900	1,065,737
Seneca Foods Corp., Class A†#	12,435	295,829

		1,361,566

Security Description	Shares	Value (Note 2)

Food - Misc. — 0.5%
Corn Products International, Inc.	23,125	$997,150

Food - Retail — 0.2%
Winn - Dixie Stores, Inc.†#	78,284	475,967

Food - Wholesale/Distribution — 0.4%
Nash Finch Co.	21,200	783,340

Footwear & Related Apparel — 0.7%
Skechers U.S.A., Inc., Class A†#	18,327	423,170
Wolverine World Wide, Inc.	31,350	979,688

		1,402,858

Funeral Services & Related Items — 0.8%
Hillenbrand, Inc.	92,759	1,791,176

Gas - Distribution — 0.4%
Vectren Corp.	37,100	960,890

Gold Mining — 1.7%
Aurizon Mines, Ltd.†	78,919	563,482
Gammon Gold, Inc.†	125,451	839,267
New Gold, Inc.†#	120,032	1,125,900
Royal Gold, Inc.	19,693	1,014,583

		3,543,232

Home Furnishings — 0.6%
Furniture Brands International, Inc.†#	118,760	523,732
La-Z-Boy, Inc.†#	98,787	743,866

		1,267,598

Human Resources — 2.0%
AMN Healthcare Services, Inc.†#	99,536	557,402
Heidrick & Struggles International, Inc.	88,903	1,846,515
Hudson Highland Group, Inc.†	25,116	102,473
Kelly Services, Inc., Class A†	31,938	570,892
Korn/Ferry International†	65,511	1,134,650

		4,211,932

Insurance - Life/Health — 0.4%
Protective Life Corp.	40,650	956,088

Insurance - Property/Casualty — 1.1%
Stewart Information Services Corp.#	128,436	1,366,559
The Hanover Insurance Group, Inc.	21,900	991,632

		2,358,191

Insurance - Reinsurance — 2.6%
Argo Group International Holdings, Ltd.	27,375	1,009,590
Aspen Insurance Holdings, Ltd.	32,600	942,140
Endurance Specialty Holdings, Ltd.	22,850	1,007,913
Platinum Underwriters Holdings, Ltd.	20,350	879,731
Validus Holdings, Ltd.	61,946	1,809,443

		5,648,817

Internet Application Software — 0.3%
S1 Corp.†	115,446	731,928

Investment Companies — 0.7%
Apollo Investment Corp.	88,000	929,280
Kohlberg Capital Corp.#	91,447	609,037

		1,538,317

Investment Management/Advisor Services — 0.9%
Waddell & Reed Financial, Inc., Class A	36,125	1,112,650
Westwood Holdings Group, Inc.#(3)	21,558	773,717

		1,886,367

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Electrical — 0.5%
Franklin Electric Co., Inc.	27,085	$1,053,877

Machinery - General Industrial — 1.0%
Kadant, Inc.†(3)	113,853	2,184,839

Medical Labs & Testing Services — 0.0%
Genoptix, Inc.†#	4,930	84,155

Medical Products — 0.4%
Teleflex, Inc.	15,575	777,815

Medical Sterilization Products — 0.5%
STERIS Corp.	28,325	974,663

Medical - Biomedical/Gene — 0.7%
Cambrex Corp.†	130,194	555,928
Charles River Laboratories International, Inc.†#	29,250	955,013

		1,510,941

Medical - Drugs — 0.1%
PharMerica Corp.†#	29,425	319,555

Medical - HMO — 0.5%
Healthspring, Inc.†	36,500	979,295

Medical - Hospitals — 0.5%
LifePoint Hospitals, Inc.†	26,900	974,318

Medical - Outpatient/Home Medical — 0.9%
Amedisys, Inc.†#	34,078	967,134
Amsurg Corp.†	47,500	873,050

		1,840,184

Metal Processors & Fabrication — 2.8%
Mueller Industries, Inc.	198,305	6,046,319

Multimedia — 0.0%
Journal Communications, Inc., Class A†	6,781	30,786

Networking Products — 1.1%
ADPT Corp.†	384,928	1,139,387
Anixter International, Inc.#	17,425	973,535
Netgear, Inc.†	6,998	222,396

		2,335,318

Non - Ferrous Metals — 0.4%
Thompson Creek Metals Co., Inc.†	76,100	924,615

Office Supplies & Forms — 0.6%
ACCO Brands Corp.†#	175,247	1,230,234

Oil & Gas Drilling — 1.5%
Atwood Oceanics, Inc.†	88,163	3,138,603

Oil Companies - Exploration & Production — 3.3%
Comstock Resources, Inc.†#	83,984	2,057,608
Contango Oil & Gas Co.†#(3)	19,975	1,113,806
Forest Oil Corp.†	29,150	997,513
Stone Energy Corp.†	48,169	995,172
Swift Energy Co.†	15,976	582,964
W&T Offshore, Inc.	73,964	1,238,897

		6,985,960

Oil Refining & Marketing — 0.5%
Tesoro Corp.†	68,257	1,113,954

Oil - Field Services — 1.5%
Cal Dive International, Inc.†	333,687	1,785,225
Superior Energy Services, Inc.†	32,625	1,089,349
Willbros Group, Inc.†#	49,169	355,492

		3,230,066

Security Description	Shares	Value (Note 2)

Paper & Related Products — 2.2%
Clearwater Paper Corp.†	10,779	$867,709
Glatfelter	62,583	778,533
Neenah Paper, Inc.	103,780	1,911,628
Schweitzer - Mauduit International, Inc.#	15,807	992,838
Wausau Paper Corp.	23,681	182,580

		4,733,288

Physicians Practice Management — 0.5%
Mednax, Inc.†	16,600	1,015,920

Printing - Commercial — 0.0%
Cenveo, Inc.†#	19,447	99,569

Private Corrections — 0.4%
The Geo Group, Inc.†	36,914	889,627

Publishing - Books — 0.3%
Courier Corp.#	51,316	729,200

Publishing - Newspapers — 0.5%
AH Belo Corp. Class A†#	123,754	1,089,035

Publishing - Periodicals — 0.0%
Dex One Corp.†#	15,814	75,117

Racetracks — 0.3%
International Speedway Corp., Class A	31,500	746,235

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	1,076	71,823
Anworth Mortgage Asset Corp.	123,000	853,620
CBL & Associates Properties, Inc.#	57,700	952,050
CommonWealth REIT	36,643	917,174
Hospitality Properties Trust	41,625	920,745
Medical Properties Trust, Inc.	84,717	887,834
Pennsylvania Real Estate Investment Trust#	24,748	332,366

		4,935,612

Recreational Centers — 0.3%
Life Time Fitness, Inc.†#	15,255	601,657

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.#	29,550	589,818

Retail-Apparel/Shoe — 2.0%
Christopher & Banks Corp.	64,434	343,433
Genesco, Inc.†	53,363	2,052,341
Kenneth Cole Productions, Inc., Class A†	85,352	1,154,813
The Men’s Wearhouse, Inc.#	23,469	669,336

		4,219,923

Retail - Arts & Crafts — 0.1%
A.C. Moore Arts & Crafts, Inc.†#	53,853	124,939

Retail - Convenience Store — 0.6%
Casey’s General Stores, Inc.	30,897	1,228,001

Retail - Hair Salons — 0.4%
Regis Corp.#	48,925	871,843

Retail - Jewelry — 0.1%
Zale Corp.†#	49,693	148,085

Retail - Pawn Shops — 0.2%
Cash America International, Inc.	11,117	402,435

Retail - Restaurants — 2.3%
Brinker International, Inc.	46,950	959,658
Denny’s Corp.†#	357,741	1,309,332
Ruby Tuesday, Inc.†	15,070	192,745
Sonic Corp.†	103,568	969,397
Wendy’s/Arby’s Group, Inc., Class A	325,448	1,552,387

		4,983,519

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Savings & Loans/Thrifts — 1.1%
NewAlliance Bancshares, Inc.	100,286	$1,337,815
Provident New York Bancorp, Inc.#	28,859	270,409
Washington Federal, Inc.	46,450	685,602

		2,293,826

Semiconductor Components - Integrated Circuits — 0.8%
Exar Corp.†	176,217	1,180,654
Standard Microsystems Corp.†#	18,109	493,470

		1,674,124

Semiconductor Equipment — 1.4%
ATMI, Inc.†	94,377	1,694,067
Cabot Microelectronics Corp.†	32,217	1,271,605

		2,965,672

Silver Mining — 0.4%
Pan American Silver Corp.	25,300	947,485

Telecom Services — 0.1%
Aviat Networks, Inc.†	65,902	272,834

Telecommunication Equipment — 1.3%
Arris Group, Inc.†	90,539	906,296
CommScope, Inc.†	30,900	976,749
Plantronics, Inc.	28,025	1,002,454

		2,885,499

Textile - Products — 0.1%
Dixie Group, Inc.†#(3)	91,467	299,097

Tobacco — 0.8%
Universal Corp.#	21,259	869,706
Vector Group, Ltd.#	45,673	835,359

		1,705,065

Toys — 0.4%
Jakks Pacific, Inc.†	47,475	913,894

Transactional Software — 0.4%
ACI Worldwide, Inc†#	37,535	953,014

Transport - Equipment & Leasing — 0.5%
GATX Corp.#	29,500	978,515

Transport - Marine — 0.9%
Diana Shipping, Inc.†	66,350	895,061
Frontline, Ltd.#	33,025	856,669
Horizon Lines, Inc. Class A#	70,498	257,318

		2,009,048

Transport - Services — 0.4%
Ryder System, Inc.	20,300	875,133

Transport - Truck — 0.6%
Arkansas Best Corp.#	56,581	1,393,873

Web Portals/ISP — 0.5%
EarthLink, Inc.	110,125	987,271

Wire & Cable Products — 0.4%
General Cable Corp.†#	29,275	959,927

Total Common Stock
(cost $197,036,821)		203,390,028

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.1%
Computers - Memory Devices
Quantum Corp. Senior Sub. Notes 3.50% due 11/15/15†* (cost $98,000)	$98,000	$109,035

Total Long-Term Investment Securities
(cost $197,134,821)		203,499,063

SHORT-TERM INVESTMENT SECURITIES — 20.6%
Collective Investment Pool — 15.6%
Securities Lending Quality Trust(4)	33,508,828	33,412,155

Time Deposits — 5.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10	$10,806,000	10,806,000

Total Short-Term Investment Securities
(cost $44,314,828)		44,218,155

TOTAL INVESTMENTS
(cost $241,449,649)(5)	115.5%	247,717,218
Liabilities in excess of other assets	(15.5)	(33,161,903)

NET ASSETS —	100.0%	$214,555,315

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2010, the aggregate value of these securities was $232,134 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration. Under the Securities Act of 1933, as amended (the “1933 Act”), (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2010, the Small Cap Special Values Fund held the following restricted securities:

Name	Acqui- sition Date	Shares	Acqui- sition Cost	Value	Value Per Share	Value as a % of Net Assets
BancTec, Inc. Common Stock	6/20/2007	41,033	$984,800	$123,099	$3.00	0.1%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
(3)	Illiquid security. At November 30, 2010, the aggregate value of these securities was $5,412,414 representing 2.5% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(5)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$14,923,656	$—	$—	$14,923,656
Electric - Integrated	10,688,614	—	—	10,688,614
Other Industries*	177,654,659	—	123,099	177,777,758
Convertible Bonds & Notes	—	109,035	—	109,035
Short-Term Investment Securities:
Collective Investment Pool	—	33,412,155	—	33,412,155
Time Deposits	—	10,806,000	—	10,806,000

Total	$203,266,929	$44,327,190	$123,099	$247,717,218

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$205,165
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(82,066)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2010	$123,099

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 includes:

Common Stock
$(82,066)

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.1%
Retail — Apparel/Shoe	5.2
Electronic Components — Semiconductors	4.9
Medical — Biomedical/Gene	3.7
Oil Companies — Exploration & Production	3.2
Computer Services	2.7
Enterprise Software/Service	2.5
Retail — Restaurants	2.5
Medical Instruments	2.3
Networking Products	2.2
Pharmacy Services	2.2
Footwear & Related Apparel	2.1
Advanced Materials	2.1
Commercial Services	2.1
Medical Products	2.0
Web Hosting/Design	2.0
Machinery — General Industrial	1.9
Retail — Catalog Shopping	1.9
Computers — Integrated Systems	1.8
Commercial Services — Finance	1.7
Communications Software	1.7
Internet Infrastructure Software	1.6
Food — Misc.	1.6
Semiconductor Components — Integrated Circuits	1.5
Chemicals — Specialty	1.5
Agricultural Chemicals	1.4
Transport — Air Freight	1.3
Instruments — Controls	1.3
Time Deposits	1.3
E-Marketing/Info	1.2
Telecommunication Equipment	1.2
Medical — Generic Drugs	1.2
Hospital Beds/Equipment	1.1
Banks — Commercial	1.1
Transport — Rail	1.1
Theaters	1.1
Computer Aided Design	1.0
Oil Field Machinery & Equipment	1.0
Machinery — Farming	1.0
Retail — Discount	1.0
Industrial Automated/Robotic	1.0
Hotels/Motels	1.0
Cellular Telecom	1.0
Medical — Drugs	1.0
Internet Application Software	0.9
Medical — Outpatient/Home Medical	0.9
Repurchase Agreements	0.8
Human Resources	0.8
Oil — Field Services	0.8
Electronic Measurement Instruments	0.8
Retail — Petroleum Products	0.7
Chemicals — Diversified	0.7
Batteries/Battery Systems	0.7
Metal Processors & Fabrication	0.7
Casino Services	0.6
Non — Ferrous Metals	0.6
Intimate Apparel	0.6
Wireless Equipment	0.6
Finance — Consumer Loans	0.6
Finance — Investment Banker/Broker	0.6
Building & Construction Products — Misc.	0.6
Seismic Data Collection	0.6
E-Commerce/Services	0.6
Cosmetics & Toiletries	0.5
Aerospace/Defense — Equipment	0.5
Entertainment Software	0.5
Filtration/Separation Products	0.5
Transactional Software	0.5
Audio/Video Products	0.5

Office Supplies & Forms	0.5
Platinum	0.5
Data Processing/Management	0.5
Retail — Sporting Goods	0.5
E-Services/Consulting	0.4
Semiconductor Equipment	0.4
Physicians Practice Management	0.4
Steel — Producers	0.4
Retail — Building Products	0.4
Drug Delivery Systems	0.4
Transport — Truck	0.3
Finance — Other Services	0.3
Retail — Appliances	0.3
Auto/Truck Parts & Equipment — Original	0.3
Retail — Video Rentals	0.2
Internet Security	0.2
Vitamins & Nutrition Products	0.2
E-Commerce/Products	0.2

113.9%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Advanced Materials — 2.1%
Hexcel Corp.†#	75,514	$1,295,065
STR Holdings, Inc.†#	52,850	948,658

		2,243,723

Aerospace/Defense - Equipment — 0.5%
Heico Corp.	14,450	563,406

Agricultural Chemicals — 1.4%
Intrepid Potash, Inc.†	50,162	1,537,465

Audio/Video Products — 0.5%
DTS, Inc.†#	10,800	506,952

Auto/Truck Parts & Equipment - Original — 0.3%
Titan International, Inc.	19,400	310,012
Wonder Auto Technology, Inc.†#	1,487	12,387

		322,399

Banks - Commercial — 1.1%
PrivateBancorp, Inc.#	36,400	442,624
Sterling Bancshares, Inc.#	55,700	330,580
Texas Capital Bancshares, Inc.†#	22,500	424,800

		1,198,004

Batteries/Battery Systems — 0.7%
EnerSys†	23,800	718,522

Building & Construction Products - Misc. — 0.6%
Interline Brands, Inc.†	28,755	592,353

Casino Services — 0.6%
Shuffle Master, Inc.†	60,500	649,165

Cellular Telecom — 1.0%
NII Holdings, Inc.†	26,450	1,025,202

Chemicals - Diversified — 0.7%
Rockwood Holdings, Inc.†	19,570	746,987

Chemicals - Specialty — 1.5%
Cytec Industries, Inc.	13,000	621,790
Lubrizol Corp.#	8,950	935,812

		1,557,602

Commercial Services — 2.1%
HMS Holdings Corp.†#	24,700	1,556,347
Steiner Leisure, Ltd.†#	15,600	627,432

		2,183,779

Commercial Services - Finance — 1.7%
Dollar Financial Corp.†#	28,111	735,946
Moody’s Corp.#	39,150	1,050,394

		1,786,340

Communications Software — 1.7%
Smith Micro Software, Inc.†#	50,212	750,167
SolarWinds, Inc.†#	56,800	1,014,448

		1,764,615

Computer Aided Design — 1.0%
ANSYS, Inc.†#	22,650	1,098,525

Computer Services — 2.7%
Keyw Holding Corp.†#	22,500	281,250
LivePerson, Inc.†#	51,470	497,200
Syntel, Inc.#	21,650	1,033,571
VanceInfo Technologies, Inc. ADR†	28,400	1,068,124

		2,880,145

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 1.8%
Radiant Systems, Inc.†	40,900	$738,245
Riverbed Technology, Inc.†#	35,450	1,202,109

		1,940,354

Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.†#	26,900	573,239

Data Processing/Management — 0.5%
Pegasystems, Inc.#	15,700	485,915

Drug Delivery Systems — 0.4%
Nektar Therapeutics†#	30,800	390,236

E-Commerce/Products — 0.2%
Blue Nile, Inc.†#	4,681	231,475

E-Commerce/Services — 0.6%
Netflix, Inc.†#	2,850	586,815

E-Marketing/Info — 1.2%
comScore, Inc.†#	33,947	746,834
Constant Contact, Inc.†#	22,629	579,076

		1,325,910

E-Services/Consulting — 0.4%
GSI Commerce, Inc.†#	17,900	426,915

Electronic Components - Semiconductors — 4.9%
Cavium Networks, Inc.†#	48,800	1,795,596
Cree, Inc.†#	16,400	1,068,952
Inphi Corp.†	29,948	476,173
Mellanox Technologies, Ltd.†	18,000	428,940
Netlogic Microsystems, Inc.†#	14,800	461,760
Silicon Image, Inc.†	53,000	406,510
Volterra Semiconductor Corp.†#	23,200	522,464

		5,160,395

Electronic Measurement Instruments — 0.8%
Itron, Inc.†#	14,500	823,165

Enterprise Software/Service — 2.5%
Concur Technologies, Inc.†#	13,000	665,730
MedAssets, Inc.†	23,200	430,244
Taleo Corp., Class A†#	31,200	957,840
The Ultimate Software Group, Inc.†#	14,851	651,513

		2,705,327

Filtration/Separation Products — 0.5%
Polypore International, Inc.†	16,906	537,273

Finance - Consumer Loans — 0.6%
Portfolio Recovery Associates, Inc.†#	9,400	595,678

Finance - Investment Banker/Broker — 0.6%
Stifel Financial Corp.†#	11,453	593,609

Finance - Other Services — 0.3%
Higher One Holdings, Inc.†	18,000	364,680

Food - Misc. — 1.6%
Diamond Foods, Inc.#	36,500	1,698,710

Footwear & Related Apparel — 2.1%
CROCS, Inc.†#	70,550	1,237,800
Deckers Outdoor Corp.†#	4,500	346,050
Iconix Brand Group, Inc.†#	37,100	693,028

		2,276,878

Hospital Beds/Equipment — 1.1%
Hill-Rom Holdings, Inc.#	30,600	1,211,148

221

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hotel/Motels — 1.0%
Intercontinental Hotels Group PLC ADR#	59,350	$1,061,772

Human Resources — 0.8%
Emergency Medical Services Corp., Class A†	6,400	317,056
TrueBlue, Inc.†#	31,650	521,592

		838,648

Industrial Automated/Robotic — 1.0%
Cognex Corp.#	38,000	1,062,480

Instruments - Controls — 1.3%
Sensata Technologies Holding NV†	47,750	1,327,450

Internet Application Software — 0.9%
Lionbridge Technologies, Inc.†#	77,100	251,346
Vocus, Inc.†#	28,432	696,015

		947,361

Internet Infrastructure Software — 1.6%
F5 Networks, Inc.†#	8,050	1,061,634
support.com, Inc.†#	102,091	660,529

		1,722,163

Internet Security — 0.2%
Sourcefire, Inc.†#	9,100	246,883

Intimate Apparel — 0.6%
The Warnaco Group, Inc.†	11,700	630,045

Machinery - Farming — 1.0%
AGCO Corp.†#	24,150	1,090,131

Machinery - General Industrial — 1.9%
Roper Industries, Inc.	14,950	1,082,529
Wabtec Corp.#	20,600	952,338

		2,034,867

Medical Instruments — 2.3%
Dexcom, Inc.†#	52,310	589,795
Edwards Lifesciences Corp.†	13,000	862,680
Natus Medical, Inc.†	37,583	483,318
Volcano Corp.†#	18,200	483,210

		2,419,003

Medical Products — 2.0%
American Medical Systems Holdings, Inc.†#	26,600	476,938
Cyberonics, Inc.†#	40,550	1,089,578
Zoll Medical Corp.†	18,200	608,244

		2,174,760

Medical - Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	25,200	1,926,540
Exact Sciences Corp.†	45,100	267,894
Incyte Corp., Ltd.†#	26,900	390,319
Seattle Genetics, Inc.†#	21,300	321,630
United Therapeutics Corp.†#	16,750	1,054,077

		3,960,460

Medical - Drugs — 1.0%
Salix Pharmaceuticals, Ltd.†#	15,300	683,145
Viropharma, Inc.†	21,600	333,720

		1,016,865

Medical - Generic Drugs — 1.2%
Par Pharmaceutical Cos., Inc.†#	34,450	1,237,789

Medical - Outpatient/Home Medical — 0.9%
Lincare Holdings, Inc.#	36,250	933,438

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.7%
RBC Bearings, Inc.†#	19,200	$708,288

Networking Products — 2.2%
Acme Packet, Inc.†#	39,250	1,922,465
LogMeIn, Inc.†#	9,600	420,384

		2,342,849

Non - Ferrous Metals — 0.6%
Brush Engineered Materials, Inc.†#	18,252	642,470

Office Supplies & Forms — 0.5%
Avery Dennison Corp.#	13,350	501,159

Oil Companies - Exploration & Production — 3.2%
Berry Petroleum Co., Class A#	14,600	556,406
Georesources Inc.†#	7,616	151,711
Goodrich Petroleum Corp.†#	42,900	564,135
Newfield Exploration Co.†	8,800	588,104
Petrohawk Energy Corp.†	24,600	438,618
Whiting Petroleum Corp.†	9,750	1,072,987

		3,371,961

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†	14,100	1,091,904

Oil - Field Services — 0.8%
Core Laboratories NV#	1,200	102,720
Matrix Service Co.†#	43,390	430,863
Willbros Group, Inc.†#	40,597	293,516

		827,099

Pharmacy Services — 2.2%
Catalyst Health Solutions, Inc.†	40,650	1,744,698
SXC Health Solutions Corp.†	14,000	536,900

		2,281,598

Physicians Practice Management — 0.4%
IPC The Hospitalist Co., Inc.†#	12,900	418,218

Platinum — 0.5%
Stillwater Mining Co.†	26,100	493,812

Retail - Apparel/Shoe — 5.2%
DSW, Inc., Class A†#	35,400	1,384,140
Genesco, Inc.†	10,900	419,214
Guess?, Inc.#	21,550	1,018,237
Lululemon Athletica, Inc.†#	11,500	616,630
Stein Mart, Inc.	41,100	406,890
The Children’s Place Retail Stores, Inc.†#	9,900	513,909
Urban Outfitters, Inc.†#	30,900	1,167,711

		5,526,731

Retail - Appliances — 0.3%
hhgregg, Inc.†#	13,500	338,445

Retail - Building Products — 0.4%
Lumber Liquidators Holdings, Inc.†#	16,600	390,764

Retail - Catalog Shopping — 1.9%
MSC Industrial Direct Co., Inc., Class A#	32,950	1,981,613

Retail - Discount — 1.0%
Dollar Tree, Inc.†#	19,500	1,071,525

Retail - Petroleum Products — 0.7%
World Fuel Services Corp.#	25,504	767,670

Retail - Restaurants — 2.5%
California Pizza Kitchen, Inc.†	26,200	443,042
Panera Bread Co., Class A†#	12,250	1,227,940
PF Chang’s China Bistro, Inc.#	8,000	404,320

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants (continued)
Texas Roadhouse, Inc.†#	36,700	$627,203

		2,702,505

Retail - Sporting Goods — 0.5%
Hibbett Sports, Inc.†#	14,100	482,925

Retail - Video Rentals — 0.2%
Coinstar, Inc.†	4,000	257,760

Seismic Data Collection — 0.6%
ION Geophysical Corp.†#	81,950	589,221

Semiconductor Components - Integrated Circuits — 1.5%
Power Integrations, Inc.#	40,450	1,629,731

Semiconductor Equipment — 0.4%
ATMI, Inc.†#	23,514	422,076

Steel - Producers — 0.4%
Carpenter Technology Corp.	10,900	397,523

Telecommunication Equipment — 1.2%
ADTRAN, Inc.#	20,500	638,370
Plantronics, Inc.	18,800	672,476

		1,310,846

Theaters — 1.1%
National CineMedia, Inc.#	38,157	712,010
Regal Entertainment Group, Class A#	31,000	418,500

		1,130,510

Transactional Software — 0.5%
Innerworkings, Inc.†#	84,634	522,192

Transport - Air Freight — 1.3%
Atlas Air Worldwide Holdings, Inc.†#	25,600	1,396,736

Transport - Rail — 1.1%
Kansas City Southern†#	25,100	1,188,234

Transport - Truck — 0.3%
Forward Air Corp.#	13,389	368,465

Entertainment Software — 0.5%
RealD, Inc.†	19,200	546,816

Vitamins & Nutrition Products — 0.2%
Vitamin Shoppe, Inc.†	7,900	233,129

Web Hosting/Design — 2.0%
Equinix, Inc.†#	8,600	667,360
NIC, Inc.#	73,873	616,840
Rackspace Hosting, Inc.†	27,800	810,926

		2,095,126

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.6%
SBA Communications Corp., Class A†#	15,300	$598,995

Total Long - Term Investment Securities
(cost $84,245,984)		104,635,917

SHORT - TERM INVESTMENT SECURITIES — 14.4%
Collective Investment Pool — 13.1%
Securities Lending Quality Trust(1)(2)	13,951,892	13,911,641

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/10.	$1,306,000	1,306,000

Total Short - Term Investment Securities
(cost $15,257,892)		15,217,641

REPURCHASE AGREEMENT — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $882,000 and collateralized by $895,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $903,592 (cost $882,000)	882,000	882,000

TOTAL INVESTMENTS
(cost $100,385,876)(3)	113.9%	120,735,558
Liabilities in excess of other assets	(13.9)	(14,714,758)

NET ASSETS —	100.0%	$106,020,800

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(2)	At November 30, 2010, the Fund had loaned securities with a total value of $14,199,380. This was secured by collateral of $13,951,892, which was received in cash and subsequently invested in short-term investments currently valued at $13,911,641 as reported in the portfolio of investments. The remaining collateral of $643,167 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.45%	07/28/2011
United States Treasury Bonds/Notes	0.88% to 6.38%	02/28/11 to 08/15/39

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Retail - Apparel/Shoe	$5,526,731	$—	$—	$5,526,731
Other Industries*	99,109,186	—	—	99,109,186
Short-Term Investment Securities:
Collective Investment Pool	—	13,911,641	—	13,911,641
Time Deposits	—	1,306,000	—	1,306,000
Repurchase Agreement	—	882,000	—	882,000

Total	$104,635,917	$16,099,641	$—	$120,735,558

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Collective Investment Pool	7.6%
Oil Companies — Integrated	6.1
Diversified Banking Institutions	4.5
Medical — Drugs	3.9
Diversified Manufacturing Operations	3.7
Computers	3.7
Electric — Integrated	3.0
Telephone — Integrated	2.7
Oil Companies — Exploration & Production	2.6
Banks — Super Regional	2.5
Medical Products	2.5
Beverages — Non-alcoholic	2.5
Applications Software	2.3
Cosmetics & Toiletries	2.1
Electronic Components — Semiconductors	2.1
Computer Services	1.9
Retail — Discount	1.7
Tobacco	1.6
Multimedia	1.6
Oil — Field Services	1.5
Web Portals/ISP	1.5
Medical — Biomedical/Gene	1.4
Real Estate Investment Trusts	1.3
Insurance — Reinsurance	1.3
Aerospace/Defense	1.3
Retail — Restaurants	1.3
Food — Misc.	1.3
Networking Products	1.2
Transport — Services	1.1
Enterprise Software/Service	1.1
Commercial Services — Finance	1.1
Insurance — Multi-line	1.1
Cable/Satellite TV	1.1
Wireless Equipment	1.0
Medical — HMO	0.9
Chemicals — Diversified	0.9
Transport — Rail	0.8
Retail — Building Products	0.8
Aerospace/Defense — Equipment	0.7
Computers — Memory Devices	0.7
Retail — Drug Store	0.7
Insurance — Life/Health	0.7
Medical Instruments	0.6
Banks — Fiduciary	0.6
Investment Management/Advisor Services	0.6
E-Commerce/Products	0.6
E-Commerce/Services	0.5
Insurance — Property/Casualty	0.5
Finance — Credit Card	0.5
Pharmacy Services	0.5
Auto — Cars/Light Trucks	0.5
Machinery — Construction & Mining	0.5
Industrial Gases	0.5
Repurchase Agreements	0.4
Metal — Copper	0.4
Oil Field Machinery & Equipment	0.4
Electric Products — Misc.	0.4
Pipelines	0.4
Consumer Products — Misc.	0.4
Agricultural Chemicals	0.4
Banks — Commercial	0.4
Finance — Other Services	0.4
Medical — Wholesale Drug Distribution	0.3
Retail — Major Department Stores	0.3
Retail — Apparel/Shoe	0.3
Athletic Footwear	0.3
Food — Retail	0.3
Machinery — Farming	0.3
Apparel Manufacturers	0.3

Instruments — Scientific	0.3
Coal	0.3
Telecom Equipment — Fiber Optics	0.3
Gold Mining	0.3
Chemicals — Specialty	0.3
Retail — Regional Department Stores	0.3
Semiconductor Equipment	0.3
Hotels/Motels	0.3
Insurance Brokers	0.2
Internet Security	0.2
Gas — Distribution	0.2
Non — Hazardous Waste Disposal	0.2
Auto/Truck Parts & Equipment — Original	0.2
Distribution/Wholesale	0.2
Office Automation & Equipment	0.2
Steel — Producers	0.2
Auto — Heavy Duty Trucks	0.2
Metal Processors & Fabrication	0.2
Oil & Gas Drilling	0.2
Engines — Internal Combustion	0.2
Data Processing/Management	0.2
Advertising Agencies	0.2
Agricultural Operations	0.2
Oil Refining & Marketing	0.2
Cruise Lines	0.2
Semiconductor Components — Integrated Circuits	0.2
Finance — Investment Banker/Broker	0.2
Retail — Office Supplies	0.2
Food — Wholesale/Distribution	0.2
Retail — Consumer Electronics	0.2
Electronic Measurement Instruments	0.2
Broadcast Services/Program	0.1
Toys	0.1
Medical Labs & Testing Services	0.1
Retail — Auto Parts	0.1
Engineering/R&D Services	0.1
Paper & Related Products	0.1
Food — Confectionery	0.1
Forestry	0.1
Medical — Generic Drugs	0.1
Electronic Forms	0.1
Cellular Telecom	0.1
Metal — Aluminum	0.1
Tools — Hand Held	0.1
Vitamins & Nutrition Products	0.1
Retail — Bedding	0.1
Television	0.1
U.S. Government Treasuries	0.1
Savings & Loans/Thrifts	0.1
Beverages — Wine/Spirits	0.1
Containers — Metal/Glass	0.1
Airlines	0.1
Internet Infrastructure Software	0.1
Industrial Automated/Robotic	0.1
Metal — Iron	0.1
Retail — Automobile	0.1
Electronic Connectors	0.1
Commercial Services	0.1
Food — Meat Products	0.1
Telecommunication Equipment	0.1
Electronics — Military	0.1
Computer Aided Design	0.1
Disposable Medical Products	0.1
Retail — Jewelry	0.1
Casino Hotels	0.1
Brewery	0.1
Motorcycle/Motor Scooter	0.1
Building — Residential/Commercial	0.1
Dental Supplies & Equipment	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Electric — Generation	0.1%
Containers — Paper/Plastic	0.1
Dialysis Centers	0.1
Human Resources	0.1
Schools	0.1
Computers — Integrated Systems	0.1
Machinery — General Industrial	0.1
Coatings/Paint	0.1
Energy — Alternate Sources	0.1
Hazardous Waste Disposal	0.1
Publishing — Newspapers	0.1
Medical Information Systems	0.1
Machinery — Pumps	0.1
Finance — Consumer Loans	0.1
Real Estate Management/Services	0.1
Appliances	0.1

107.4%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	88,900	$4,039,616
The Interpublic Group of Cos., Inc.†	144,100	1,534,665

		5,574,281

Aerospace/Defense — 1.3%
General Dynamics Corp.	112,100	7,408,689
Lockheed Martin Corp.	87,600	5,960,304
Northrop Grumman Corp.	86,700	5,347,656
Raytheon Co.	110,300	5,101,375
Rockwell Collins, Inc.	46,300	2,595,578
The Boeing Co.	215,700	13,755,189

		40,168,791

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	36,900	3,164,913
United Technologies Corp.	273,900	20,616,453

		23,781,366

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	21,000	2,536,170
Monsanto Co.	159,300	9,545,256

		12,081,426

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	188,500	5,464,615

Airlines — 0.1%
Southwest Airlines Co.	219,900	2,929,068

Apparel Manufacturers — 0.3%
Coach, Inc.	87,700	4,958,558
Polo Ralph Lauren Corp.	19,200	2,097,408
VF Corp.	25,500	2,113,440

		9,169,406

Appliances — 0.1%
Whirlpool Corp.#	22,400	1,635,200

Applications Software — 2.3%
Citrix Systems, Inc.†	55,100	3,659,742
Compuware Corp.†#	65,800	677,740
Intuit, Inc.†	83,400	3,743,826
Microsoft Corp.	2,245,300	56,604,013
Red Hat, Inc.†	55,700	2,422,950
Salesforce.com, Inc.†#	34,500	4,803,090

		71,911,361

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	113,900	9,810,207

Audio/Video Products — 0.0%
Harman International Industries, Inc.†	20,500	893,595

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.†#	1,014,100	16,164,754

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.#	107,500	5,789,950

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	198,500	7,233,340

Banks - Commercial — 0.4%
BB&T Corp.#	204,300	4,739,760
First Horizon National Corp.†#	68,600	656,502
M&T Bank Corp.#	35,100	2,701,296
Marshall & Ilsley Corp.	155,600	745,324
Regions Financial Corp.#	370,300	1,992,214
Zions Bancorporation#	51,100	993,895

		11,828,991

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.6%
Northern Trust Corp.	71,400	$3,591,420
State Street Corp.	148,000	6,393,600
The Bank of New York Mellon Corp.	357,900	9,659,721

		19,644,741

Banks - Super Regional — 2.5%
Capital One Financial Corp.	134,700	5,014,881
Comerica, Inc.#	52,000	1,897,480
Fifth Third Bancorp	234,800	2,805,860
Huntington Bancshares, Inc.	211,400	1,233,519
KeyCorp	259,500	1,954,035
PNC Financial Services Group, Inc.	154,900	8,341,365
SunTrust Banks, Inc.#	147,400	3,443,264
US Bancorp	565,300	13,442,834
Wells Fargo & Co.	1,543,000	41,985,030

		80,118,268

Beverages - Non-alcoholic — 2.5%
Coca - Cola Enterprises, Inc.	97,800	2,361,870
Dr Pepper Snapple Group, Inc.	70,400	2,578,752
PepsiCo, Inc.	469,100	30,317,933
The Coca - Cola Co.	680,900	43,012,453

		78,271,008

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B	30,600	2,001,852
Constellation Brands, Inc., Class A†	52,200	1,075,842

		3,077,694

Brewery — 0.1%
Molson Coors Brewing Co., Class B#	46,600	2,220,490

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	83,900	3,421,442
Scripps Networks Interactive Inc., Class A#	26,500	1,350,175

		4,771,617

Building Products - Wood — 0.0%
Masco Corp.#	105,700	1,153,187

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	82,600	829,304
Lennar Corp., Class A#	46,900	712,411
Pulte Group, Inc.†#	99,300	621,618

		2,163,333

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	827,500	16,550,000
DIRECTV, Class A†	255,600	10,615,068
Time Warner Cable, Inc.	104,800	6,449,392

		33,614,460

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	22,200	2,244,420

Casino Services — 0.0%
International Game Technology#	87,900	1,360,692

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†#	77,200	937,980
Sprint Nextel Corp.†	880,000	3,326,400

		4,264,380

Chemicals - Diversified — 0.9%
E.I. du Pont de Nemours & Co.	267,300	12,560,427
FMC Corp.	21,400	1,665,348
PPG Industries, Inc.	48,700	3,796,652

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified (continued)
The Dow Chemical Co.	342,000	$10,663,560

		28,685,987

Chemicals - Specialty — 0.3%
Eastman Chemical Co.	21,300	1,657,353
Ecolab, Inc.	68,800	3,289,328
International Flavors & Fragrances, Inc.	23,500	1,234,220
Sigma - Aldrich Corp.#	35,800	2,263,276

		8,444,177

Coal — 0.3%
CONSOL Energy, Inc.	66,600	2,794,536
Massey Energy Co.#	30,100	1,478,211
Peabody Energy Corp.	79,400	4,669,514

		8,942,261

Coatings/Paint — 0.1%
The Sherwin - Williams Co.#	26,600	1,972,922

Commercial Services — 0.1%
Iron Mountain, Inc.#	59,400	1,319,274
Quanta Services, Inc.†	62,200	1,095,342

		2,414,616

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	145,100	6,467,107
Equifax, Inc.#	36,900	1,277,109
H&R Block, Inc.#	91,000	1,145,690
Mastercard, Inc., Class A	28,600	6,779,058
Moody’s Corp.#	60,100	1,612,483
Paychex, Inc.	94,900	2,708,446
The Western Union Co.	194,600	3,432,744
Total System Services, Inc.#	48,900	737,901
Visa, Inc., Class A	146,500	10,819,025

		34,979,563

Computer Aided Design — 0.1%
Autodesk, Inc.†	67,000	2,364,430

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A†	88,700	5,763,726
Computer Sciences Corp.	45,500	2,030,665
International Business Machines Corp.	371,900	52,608,974

		60,403,365

Computers — 3.7%
Apple, Inc.†	269,400	83,823,810
Dell, Inc.†	498,800	6,594,136
Hewlett - Packard Co.	668,600	28,034,398

		118,452,344

Computers - Integrated Systems — 0.1%
Teradata Corp.†	49,300	2,025,737

Computers - Memory Devices — 0.7%
EMC Corp.†	605,500	13,012,195
NetApp, Inc.†	105,300	5,362,929
SanDisk Corp.†	68,700	3,064,020
Western Digital Corp.†	67,600	2,264,600

		23,703,744

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	23,200	840,768

Consulting Services — 0.0%
SAIC, Inc.†#	86,600	1,326,712

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.4%
Clorox Co.	41,000	$2,534,210
Fortune Brands, Inc.	44,900	2,653,141
Kimberly - Clark Corp.	120,700	7,470,123

		12,657,474

Containers - Metal/Glass — 0.1%
Ball Corp.	27,000	1,778,760
Owens - Illinois, Inc.†	48,200	1,295,616

		3,074,376

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	32,200	1,011,724
Sealed Air Corp.#	47,100	1,095,075

		2,106,799

Cosmetics & Toiletries — 2.1%
Avon Products, Inc.	126,500	3,612,840
Colgate - Palmolive Co.	143,300	10,969,615
The Estee Lauder Cos., Inc., Class A#	33,700	2,524,804
The Procter & Gamble Co.	836,900	51,109,483

		68,216,742

Cruise Lines — 0.2%
Carnival Corp.	128,200	5,295,942

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	14,800	1,115,032
Fidelity National Information Services, Inc.	77,700	2,090,130
Fiserv, Inc.†	44,300	2,449,790

		5,654,952

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	42,100	1,301,732
Patterson Cos., Inc.#	28,500	847,305

		2,149,037

Dialysis Centers — 0.1%
DaVita, Inc.†	28,700	2,086,490

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	27,600	2,341,860

Distribution/Wholesale — 0.2%
Fastenal Co.#	43,500	2,328,120
Genuine Parts Co.#	46,500	2,238,510
WW Grainger, Inc.#	17,600	2,198,768

		6,765,398

Diversified Banking Institutions — 4.5%
Bank of America Corp.	2,958,400	32,394,480
Citigroup, Inc.†	7,517,500	31,573,500
JPMorgan Chase & Co.	1,169,100	43,700,958
Morgan Stanley	446,100	10,911,606
The Goldman Sachs Group, Inc.	152,000	23,733,280

		142,313,824

Diversified Manufacturing Operations — 3.7%
3M Co.	210,300	17,660,994
Danaher Corp.#	157,800	6,824,850
Dover Corp.	55,000	3,014,550
Eaton Corp.	49,500	4,771,800
General Electric Co.	3,152,200	49,899,326
Honeywell International, Inc.	227,700	11,318,967
Illinois Tool Works, Inc.	148,500	7,073,055
Ingersoll - Rand PLC#	94,900	3,890,900
ITT Corp.#	54,100	2,488,600
Leggett & Platt, Inc.#	43,200	894,240

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Parker Hannifin Corp.	47,500	$3,810,925
Textron, Inc.#	80,800	1,806,688
Tyco International, Ltd.	146,700	5,558,463

		119,013,358

Diversified Operations — 0.0%
Leucadia National Corp.†#	58,100	1,508,276

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	104,300	18,294,220

E-Commerce/Services — 0.5%
eBay, Inc.†	340,500	9,918,765
Expedia, Inc.#	61,200	1,611,396
priceline.com, Inc.†	14,300	5,634,915

		17,165,076

Electric Products - Misc. — 0.4%
Emerson Electric Co.	221,800	12,214,526
Molex, Inc.#	40,600	844,480

		13,059,006

Electric - Generation — 0.1%
The AES Corp.†	196,700	2,126,327

Electric - Integrated — 3.0%
Allegheny Energy, Inc.#	50,000	1,141,000
Ameren Corp.#	70,500	2,024,760
American Electric Power Co., Inc.	141,400	5,033,840
CMS Energy Corp.#	72,100	1,295,637
Consolidated Edison, Inc.	83,300	4,029,221
Constellation Energy Group, Inc.	59,500	1,687,420
Dominion Resources, Inc.	173,700	7,213,761
DTE Energy Co.	49,800	2,218,590
Duke Energy Corp.	388,800	6,823,440
Edison International	96,100	3,549,934
Entergy Corp.	55,100	3,925,324
Exelon Corp.	194,900	7,673,213
FirstEnergy Corp.#	89,900	3,156,389
Integrys Energy Group, Inc.#	22,800	1,110,360
NextEra Energy, Inc.	122,600	6,206,012
Northeast Utilities#	51,900	1,614,090
Pepco Holdings, Inc.#	66,000	1,211,100
PG&E Corp.	115,200	5,406,336
Pinnacle West Capital Corp.	32,000	1,293,440
PPL Corp.	142,300	3,615,843
Progress Energy, Inc.	86,300	3,770,447
Public Service Enterprise Group, Inc.	149,200	4,599,836
SCANA Corp.#	33,200	1,348,584
Southern Co.	244,900	9,237,628
TECO Energy, Inc.#	63,300	1,060,275
Wisconsin Energy Corp.	34,500	2,077,590
Xcel Energy, Inc.	135,500	3,184,250

		95,508,320

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc.#	57,700	871,847

Electronic Components - Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	167,100	1,218,159
Altera Corp.#	90,600	3,179,154
Broadcom Corp., Class A	132,100	5,877,129
Intel Corp.	1,641,700	34,672,704
LSI Corp.†	189,200	1,086,008
MEMC Electronic Materials, Inc.†#	67,100	776,347
Microchip Technology, Inc.#	54,800	1,841,828
Micron Technology, Inc.†#	252,100	1,830,246

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
National Semiconductor Corp.	70,600	$942,510
NVIDIA Corp.†	169,200	2,301,120
QLogic Corp.†#	32,200	576,058
Texas Instruments, Inc.	352,400	11,206,320
Xilinx, Inc.#	76,300	2,069,256

		67,576,839

Electronic Connectors — 0.1%
Amphenol Corp., Class A#	51,200	2,561,536

Electronic Forms — 0.1%
Adobe Systems, Inc.†	154,900	4,295,377

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	102,100	3,575,542
FLIR Systems, Inc.†#	46,600	1,249,113

		4,824,655

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	33,800	2,377,154

Energy - Alternate Sources — 0.1%
First Solar, Inc.†#	15,900	1,953,315

Engineering/R&D Services — 0.1%
Fluor Corp.#	52,700	3,047,641
Jacobs Engineering Group, Inc.†	37,100	1,428,350

		4,475,991

Engines - Internal Combustion — 0.2%
Cummins, Inc.	58,600	5,691,232

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	52,700	2,339,880
CA, Inc.	114,100	2,611,749
Novell, Inc.†	103,600	617,456
Oracle Corp.	1,141,100	30,855,344

		36,424,429

Entertainment Software — 0.0%
Electronic Arts, Inc.†	97,400	1,452,234

Filtration/Separation Products — 0.0%
Pall Corp.	34,400	1,557,288

Finance - Consumer Loans — 0.1%
SLM Corp.†	143,200	1,653,960

Finance - Credit Card — 0.5%
American Express Co.	308,600	13,337,692
Discover Financial Services	160,400	2,932,112

		16,269,804

Finance - Investment Banker/Broker — 0.2%
E*Trade Financial Corp.†	58,600	864,350
The Charles Schwab Corp.	292,200	4,391,766

		5,256,116

Finance - Other Services — 0.4%
CME Group, Inc.	19,800	5,703,588
IntercontinentalExchange, Inc.†	21,800	2,456,860
NYSE Euronext	76,800	2,098,176
The NASDAQ OMX Group, Inc.†	42,400	909,904

		11,168,528

Food - Confectionery — 0.1%
The Hershey Co.#	45,500	2,129,400
The J.M. Smucker Co.	35,200	2,226,400

		4,355,800

228

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Dairy Products — 0.0%
Dean Foods Co.†#	53,700	$390,399

Food - Meat Products — 0.1%
Hormel Foods Corp.#	20,400	1,001,232
Tyson Foods, Inc., Class A	87,900	1,391,457

		2,392,689

Food - Misc. — 1.3%
Campbell Soup Co.#	57,100	1,935,690
ConAgra Foods, Inc.	129,600	2,783,808
General Mills, Inc.	189,400	6,691,502
H.J. Heinz Co.#	93,900	4,532,553
Kellogg Co.	76,900	3,785,787
Kraft Foods, Inc., Class A	514,200	15,554,550
McCormick & Co., Inc.#	39,300	1,729,593
Sara Lee Corp.	195,300	2,929,500

		39,942,983

Food - Retail — 0.3%
Safeway, Inc.#	112,500	2,586,375
SUPERVALU, Inc.#	62,600	565,904
The Kroger Co.	189,300	4,458,015
Whole Foods Market, Inc.†#	43,100	2,035,182

		9,645,476

Food - Wholesale/Distribution — 0.2%
Sysco Corp.	173,500	5,034,970

Forestry — 0.1%
Plum Creek Timber Co., Inc.#	47,600	1,715,504
Weyerhaeuser Co.	157,900	2,635,351

		4,350,855

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	124,300	1,942,809
Nicor, Inc.#	13,400	579,550
NiSource, Inc.#	82,000	1,371,860
Sempra Energy	73,100	3,661,579

		7,555,798

Gold Mining — 0.3%
Newmont Mining Corp.	145,200	8,542,116

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	25,100	1,854,890

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.#	85,600	1,435,512

Hotels/Motels — 0.3%
Marriott International, Inc., Class A#	84,500	3,313,245
Starwood Hotels & Resorts Worldwide, Inc.#	56,100	3,188,724
Wyndham Worldwide Corp.	52,700	1,515,125

		8,017,094

Human Resources — 0.1%
Monster Worldwide, Inc.†#	38,300	864,814
Robert Half International, Inc.#	43,500	1,205,820

		2,070,634

Independent Power Producers — 0.0%
NRG Energy, Inc.†#	74,600	1,445,748

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	41,800	2,763,816

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	62,700	5,405,994
Airgas, Inc.	22,000	1,344,200

Security Description	Shares	Value (Note 2)

Industrial Gases (continued)
Praxair, Inc.	90,200	$8,302,910

		15,053,104

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	34,800	810,840
Thermo Fisher Scientific, Inc.†	120,100	6,108,286
Waters Corp.†	27,100	2,083,177

		9,002,303

Insurance Brokers — 0.2%
AON Corp.	96,800	3,883,616
Marsh & McLennan Cos., Inc.	159,900	4,010,292

		7,893,908

Insurance - Life/Health — 0.7%
Aflac, Inc.	138,800	7,148,200
Lincoln National Corp.	93,400	2,230,392
Principal Financial Group, Inc.#	94,400	2,571,456
Prudential Financial, Inc.	137,700	6,978,636
Torchmark Corp.#	23,800	1,367,786
Unum Group	96,300	2,069,487

		22,365,957

Insurance - Multi-line — 1.1%
ACE, Ltd.	99,900	5,846,148
American International Group, Inc.†#(1)	39,800	1,643,342
Assurant, Inc.	31,400	1,107,478
Cincinnati Financial Corp.#	48,000	1,446,960
Genworth Financial, Inc., Class A†	144,300	1,682,538
Hartford Financial Services Group, Inc.	131,000	2,916,060
Loews Corp.	93,700	3,505,317
MetLife, Inc.	267,100	10,189,865
The Allstate Corp.	158,600	4,616,846
XL Group PLC	95,300	1,873,598

		34,828,152

Insurance - Property/Casualty — 0.5%
Chubb Corp.	92,700	5,284,827
The Progressive Corp.	196,800	4,002,912
The Travelers Cos., Inc.	138,600	7,483,014

		16,770,753

Insurance - Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	510,000	40,636,800

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	53,500	2,792,165

Internet Security — 0.2%
McAfee, Inc.†	44,800	2,098,880
Symantec Corp.†	232,700	3,909,360
VeriSign, Inc.†#	51,300	1,760,103

		7,768,343

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	74,000	3,836,160
Federated Investors, Inc., Class B#	27,000	640,170
Franklin Resources, Inc.	43,200	4,928,688
Invesco, Ltd.	138,000	3,000,120
Janus Capital Group, Inc.#	54,100	564,804
Legg Mason, Inc.#	45,500	1,484,210
T. Rowe Price Group, Inc.#	75,600	4,409,748

		18,863,900

Linen Supply & Related Items — 0.0%
Cintas Corp.#	39,200	1,048,404

229

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	185,900	$15,727,140

Machinery - Farming — 0.3%
Deere & Co.	125,000	9,337,500

Machinery - General Industrial — 0.1%
Roper Industries, Inc.#	27,800	2,012,998

Machinery - Pumps — 0.1%
Flowserve Corp.	16,500	1,740,090

Medical Information Systems — 0.1%
Cerner Corp.†#	20,900	1,836,274

Medical Instruments — 0.6%
Boston Scientific Corp.†#	447,200	2,871,024
Intuitive Surgical, Inc.†	11,600	3,019,364
Medtronic, Inc.	318,400	10,675,952
St. Jude Medical, Inc.†	100,500	3,888,345

		20,454,685

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†#	30,300	2,485,509
Quest Diagnostics, Inc.	43,400	2,140,488

		4,625,997

Medical Products — 2.5%
Baxter International, Inc.	172,300	8,365,165
Becton, Dickinson and Co.	68,400	5,330,412
CareFusion Corp.†	65,600	1,500,272
Hospira, Inc.†	49,300	2,773,618
Johnson & Johnson	812,100	49,984,755
Stryker Corp.	100,600	5,039,054
Varian Medical Systems, Inc.†#	35,900	2,363,297
Zimmer Holdings, Inc.†	59,300	2,921,118

		78,277,691

Medical - Biomedical/Gene — 1.4%
Amgen, Inc.†	282,600	14,890,194
Biogen Idec, Inc.†	71,300	4,561,061
Celgene Corp.†	138,600	8,230,068
Genzyme Corp.†	75,100	5,348,622
Gilead Sciences, Inc.†	247,300	9,026,450
Life Technologies Corp.†	54,100	2,694,451

		44,750,846

Medical - Drugs — 3.9%
Abbott Laboratories	455,200	21,171,352
Allergan, Inc.	90,700	6,010,689
Bristol - Myers Squibb Co.#	505,600	12,761,344
Cephalon, Inc.†#	22,200	1,409,478
Eli Lilly & Co.	299,200	10,071,072
Forest Laboratories, Inc.†	84,200	2,685,138
King Pharmaceuticals, Inc.†	73,600	1,041,440
Merck & Co., Inc.	907,400	31,278,078
Pfizer, Inc.	2,370,000	38,607,300

		125,035,891

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	128,200	2,508,233
Watson Pharmaceuticals, Inc.†	36,800	1,793,632

		4,301,865

Medical - HMO — 0.9%
Aetna, Inc.	123,100	3,646,222
CIGNA Corp.	80,300	2,955,843
Coventry Health Care, Inc.†	43,800	1,109,016

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Humana, Inc.†	49,900	$2,796,396
UnitedHealth Group, Inc.	331,500	12,106,380
WellPoint, Inc.†	117,900	6,571,746

		29,185,603

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	143,100	583,848

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	82,200	2,535,870
Cardinal Health, Inc.	103,500	3,682,530
McKesson Corp.	77,100	4,926,690

		11,145,090

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	41,900	5,785,133

Metal - Aluminum — 0.1%
Alcoa, Inc.	301,100	3,950,432

Metal - Copper — 0.4%
Freeport - McMoRan Copper & Gold, Inc.	138,700	14,053,084

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.	39,900	2,726,766

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.#	69,400	2,170,832

Multimedia — 1.6%
Meredith Corp.#	10,700	359,734
News Corp., Class A	672,400	9,171,536
The McGraw - Hill Cos., Inc.	91,100	3,142,039
The Walt Disney Co.	563,900	20,587,989
Time Warner, Inc.	331,600	9,778,884
Viacom, Inc., Class B	179,300	6,782,919

		49,823,101

Networking Products — 1.2%
Cisco Systems, Inc.†	1,683,900	32,263,524
Juniper Networks, Inc.†	153,300	5,215,266

		37,478,790

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	26,600	459,382

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	90,300	2,541,042
Waste Management, Inc.#	140,800	4,822,400

		7,363,442

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.#	60,900	1,336,146
Xerox Corp.	407,800	4,673,388

		6,009,534

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	32,400	1,216,296

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	20,500	1,327,580
Helmerich & Payne, Inc.#	31,200	1,415,232
Nabors Industries, Ltd.†	84,100	1,857,769
Rowan Cos., Inc.†#	37,200	1,121,580

		5,722,161

Oil Companies - Exploration & Production — 2.6%
Anadarko Petroleum Corp.	145,900	9,360,944
Apache Corp.	112,600	12,120,264

230

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Cabot Oil & Gas Corp.#	30,700	$1,073,579
Chesapeake Energy Corp.#	192,900	4,074,048
Denbury Resources, Inc.†	117,700	2,139,786
Devon Energy Corp.	128,300	9,054,131
EOG Resources, Inc.	74,700	6,644,565
EQT Corp.	44,000	1,780,680
Noble Energy, Inc.	51,500	4,184,375
Occidental Petroleum Corp.	239,500	21,116,715
Pioneer Natural Resources Co.#	34,200	2,739,762
QEP Resources, Inc.	51,600	1,812,708
Range Resources Corp.#	47,200	1,981,928
Southwestern Energy Co.†	102,000	3,692,400

		81,775,885

Oil Companies - Integrated — 6.1%
Chevron Corp.	592,800	47,999,016
ConocoPhillips	437,400	26,318,358
Exxon Mobil Corp.	1,501,300	104,430,428
Hess Corp.	86,200	6,038,310
Marathon Oil Corp.	209,200	7,001,924
Murphy Oil Corp.	56,500	3,814,880

		195,602,916

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	71,400	3,435,054
FMC Technologies, Inc.†	35,400	2,982,096
National Oilwell Varco, Inc.	123,600	7,575,444

		13,992,594

Oil Refining & Marketing — 0.2%
Sunoco, Inc.#	35,500	1,424,970
Tesoro Corp.†#	42,100	687,072
Valero Energy Corp.	167,000	3,253,160

		5,365,202

Oil - Field Services — 1.5%
Baker Hughes, Inc.	127,100	6,629,536
Halliburton Co.	268,600	10,163,824
Schlumberger, Ltd.	402,900	31,160,286

		47,953,646

Paper & Related Products — 0.1%
International Paper Co.	128,900	3,218,633
MeadWestvaco Corp.	50,400	1,251,936

		4,470,569

Pharmacy Services — 0.5%
Express Scripts, Inc.†	159,900	8,329,191
Medco Health Solutions, Inc.†	127,900	7,842,828

		16,172,019

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†#	79,200	373,032

Pipelines — 0.4%
El Paso Corp.	207,600	2,800,524
Oneok, Inc.	31,400	1,604,854
Spectra Energy Corp.	191,100	4,542,447
The Williams Cos., Inc.	172,400	3,932,444

		12,880,269

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	60,800	958,208

Publishing - Newspapers — 0.1%
Gannett Co., Inc.#	70,300	921,633

Security Description	Shares	Value (Note 2)

Publishing - Newspapers (continued)
The New York Times Co., Class A†#	34,800	$312,852
The Washington Post Co., Class B	1,600	603,232

		1,837,717

Quarrying — 0.0%
Vulcan Materials Co.#	37,800	1,516,536

Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A#	34,500	832,140
AvalonBay Communities, Inc.#	25,100	2,769,283
Boston Properties, Inc.	41,100	3,444,180
Equity Residential	83,600	4,178,328
HCP, Inc.	91,400	3,009,802
Health Care REIT, Inc.	39,100	1,809,548
Host Hotels & Resorts, Inc.	194,100	3,198,768
Kimco Realty Corp.	119,700	1,994,202
ProLogis#	164,200	2,136,242
Public Storage	41,100	3,970,260
Simon Property Group, Inc.	86,300	8,500,550
Ventas, Inc.	46,300	2,373,801
Vornado Realty Trust	47,800	3,899,524

		42,116,628

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	85,400	1,638,826

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A#	26,000	1,306,500
Limited Brands, Inc.#	78,000	2,626,260
Ross Stores, Inc.	35,500	2,303,240
The Gap, Inc.	129,600	2,768,256
Urban Outfitters, Inc.†#	38,000	1,436,020

		10,440,276

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	8,000	2,075,280
O’Reilly Automotive, Inc.†	40,900	2,461,362

		4,536,642

Retail - Automobile — 0.1%
AutoNation, Inc.†#	18,600	486,018
CarMax, Inc.†#	66,000	2,171,400

		2,657,418

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	77,800	3,402,972

Retail - Building Products — 0.8%
Home Depot, Inc.	491,000	14,833,110
Lowe’s Cos., Inc.	413,700	9,390,990

		24,224,100

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†#	44,300	882,456

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	102,000	4,357,440
RadioShack Corp.#	33,600	619,920

		4,977,360

Retail - Discount — 1.7%
Big Lots, Inc.†	22,300	683,495
Costco Wholesale Corp.	129,500	8,755,495
Family Dollar Stores, Inc.	37,100	1,862,420
Target Corp.	212,700	12,111,138
Wal - Mart Stores, Inc.	589,700	31,896,873

		55,309,421

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Drug Store — 0.7%
CVS Caremark Corp.	400,500	$12,415,500
Walgreen Co.	286,900	9,998,465

		22,413,965

Retail - Jewelry — 0.1%
Tiffany & Co.#	37,200	2,310,120

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.	69,700	2,318,919
Nordstrom, Inc.#	49,800	2,131,440
Sears Holdings Corp.†#	13,100	858,050
TJX Cos., Inc.	118,100	5,386,541

		10,694,950

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	81,400	354,090
Staples, Inc.	215,300	4,738,753

		5,092,843

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.†#	90,800	5,122,936
Macy’s, Inc.	124,600	3,199,728

		8,322,664

Retail - Restaurants — 1.3%
Darden Restaurants, Inc.#	40,800	1,997,160
McDonald’s Corp.	313,800	24,570,540
Starbucks Corp.#	218,200	6,676,920
Yum! Brands, Inc.	137,700	6,896,016

		40,140,636

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	71,600	684,496

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.#	155,300	1,762,655
People’s United Financial, Inc.#	110,000	1,362,900

		3,125,555

Schools — 0.1%
Apollo Group, Inc., Class A†	37,400	1,271,600
DeVry, Inc.	18,600	798,684

		2,070,284

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	87,900	3,125,724
Linear Technology Corp.#	66,200	2,158,120

		5,283,844

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	393,900	4,896,177
KLA - Tencor Corp.	49,500	1,815,165
Novellus Systems, Inc.†	27,100	817,065
Teradyne, Inc.†#	53,500	634,510

		8,162,917

Steel - Producers — 0.2%
AK Steel Holding Corp.#	32,400	430,272
Nucor Corp.	93,000	3,509,820
United States Steel Corp.#	42,300	2,056,203

		5,996,295

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	29,100	1,504,470

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	460,400	8,130,664

Security Description	Shares	Value (Note 2)

Telecom Equipment - Fiber Optics (continued)
JDS Uniphase Corp.†	65,300	$775,111

		8,905,775

Telecommunication Equipment — 0.1%
Harris Corp.#	38,000	1,681,120
Tellabs, Inc.#	112,500	709,875

		2,390,995

Telephone - Integrated — 2.7%
AT&T, Inc.	1,742,200	48,415,738
CenturyLink, Inc.#	88,900	3,821,811
Frontier Communications Corp.#	292,500	2,661,750
Qwest Communications International, Inc.#	512,800	3,589,600
Verizon Communications, Inc.	833,400	26,677,134
Windstream Corp.#	142,500	1,858,200

		87,024,233

Television — 0.1%
CBS Corp., Class B	200,700	3,379,788

Tobacco — 1.6%
Altria Group, Inc.	614,400	14,745,600
Lorillard, Inc.	44,700	3,557,226
Philip Morris International, Inc.	540,400	30,743,356
Reynolds American, Inc.	99,700	3,084,718

		52,130,900

Tools - Hand Held — 0.1%
Snap - On, Inc.#	17,100	905,103
Stanley Black & Decker, Inc.	48,800	2,905,064

		3,810,167

Toys — 0.1%
Hasbro, Inc.	41,200	1,963,592
Mattel, Inc.#	106,100	2,741,624

		4,705,216

Transport - Rail — 0.8%
CSX Corp.	111,900	6,804,639
Norfolk Southern Corp.	108,700	6,540,479
Union Pacific Corp.	146,700	13,219,137

		26,564,255

Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.#	48,900	3,604,419
Expeditors International of Washington, Inc.	62,600	3,311,540
FedEx Corp.	92,700	8,446,824
Ryder System, Inc.#	15,500	668,205
United Parcel Service, Inc., Class B	292,100	20,484,973

		36,515,961

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	60,300	3,592,071

Web Portals/ISP — 1.5%
Google, Inc., Class A†	73,300	40,733,543
Yahoo!, Inc.†	397,500	6,268,575

		47,002,118

Wireless Equipment — 1.0%
American Tower Corp., Class A†	118,300	5,982,431
Motorola, Inc.†	688,100	5,270,846
QUALCOMM, Inc.	473,300	22,122,042

		33,375,319

Total Long - Term Investment Securities
(cost $2,670,875,728)		3,160,526,618

232

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 7.7%
Collective Investment Pool — 7.6%
Securities Lending Quality Trust(2)(3)	242,274,441	$241,575,479

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.14% due 12/16/10(4)	$3,200,000	3,199,813

Total Short - Term Investment Securities
(cost $245,474,254)		244,775,292

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $14,163,000)	14,163,000	14,163,000

TOTAL INVESTMENTS
(cost $2,930,512,982)(6)	107.4%	3,419,464,910
Liabilities in excess of other assets	(7.4)	(235,981,264)

NET ASSETS —	100.0%	$3,183,483,646

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2
(1)	Security represents an investment in an affiliated company; see Note 3
(2)	The security is purchased with the cash collateral received from securities loaned; see Note 2.
(3)	At November 30, 2010, the Fund had loaned securities with a total value of $240,156,258. This was secured by collateral of $242,274,441, which was received in cash and subsequently invested in short-term investments currently value at $241,575,479 as reported in the portfolio of investments. The remaining collateral of $4,873,578 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.44%	01/06/12
Federal Home Loan Bank	0.45% to 1.63%	07/27/11 to 11/28/11
Federal Home Loan Mtg. Corp.	1.00%	06/29/12
Federal National Mtg. Assoc.	zero coupon to 1.00%	07/11/11 to 07/27/12
United States Treasury Notes/Bonds	0.88% to 3.88%	02/28/11 to 08/15/40

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2010	Unrealized Appreciation (Depreciation)
406	Long	S&P 500 E Mini Index	December 2010	$24,280,711	$23,945,880	$(334,831)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies - Integrated	$195,602,916	$—	$—	$195,602,916
Other Industries*	2,964,923,702	—	—	2,964,923,702
Short-Term Investment Securities:
Collective Investment Pool	—	241,575,479	—	241,575,479
U.S. Government Treasuries	—	3,199,813	—	3,199,813
Repurchase Agreement	—	14,163,000	—	14,163,000

Total	$3,160,526,618	$258,938,292	$—	$3,419,464,910

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$334,831	$—	$—	$334,831

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2010 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	8.5%
Medical — Drugs	6.7
Banks — Super Regional	6.4
Electric — Integrated	6.1
Diversified Banking Institutions	4.9
Insurance — Multi-line	4.9
Medical — HMO	4.0
Medical — Biomedical/Gene	3.8
Diversified Manufacturing Operations	3.7
Oil — Field Services	3.3
Cable/Satellite TV	3.3
Telephone — Integrated	3.2
Multimedia	2.5
Banks — Fiduciary	2.5
Transport — Rail	2.2
Telecommunication Equipment	2.2
Beverages — Non-alcoholic	2.1
Chemicals — Diversified	2.1
Repurchase Agreement	2.1
Retail — Drug Store	2.0
Applications Software	2.0
Textile — Home Furnishings	1.9
Banks — Commercial	1.9
Auto/Truck Parts & Equipment — Original	1.7
Agricultural Chemicals	1.6
Retail — Discount	1.6
Auto — Heavy Duty Trucks	1.6
Insurance — Life/Health	1.4
Office Automation & Equipment	1.2
Wireless Equipment	1.1
Retail — Misc./Diversified	1.1
Steel — Specialty	1.0
Coal	1.0
Airlines	1.0
Cellular Telecom	1.0
Soap & Cleaning Preparation	0.7
Finance — Investment Banker/Broker	0.5
Telecom Equipment — Fiber Optics	0.5
Gas — Distribution	0.4
Brewery	0.2
Machinery — General Industrial	0.2

100.1%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Agricultural Chemicals — 1.6%
Potash Corp. of Saskatchewan, Inc.	15,050	$2,163,437

Airlines — 1.0%
United Continental Holdings, Inc.†	49,130	1,359,918

Applications Software — 2.0%
Microsoft Corp.	108,460	2,734,277

Auto - Heavy Duty Trucks — 1.6%
Navistar International Corp.†	41,459	2,121,872

Auto/Truck Parts & Equipment-Original — 1.7%
Lear Corp.†	26,540	2,329,416

Banks - Commercial — 1.9%
CIT Group, Inc.†	63,610	2,510,051

Banks - Fiduciary — 2.5%
State Street Corp.	77,200	3,335,040

Banks - Super Regional — 6.4%
Comerica, Inc.	49,190	1,794,943
PNC Financial Services Group, Inc.	34,830	1,875,595
US Bancorp	89,650	2,131,877
Wells Fargo & Co.	103,290	2,810,521

		8,612,936

Beverages - Non-alcoholic — 2.1%
The Coca-Cola Co.	44,580	2,816,119

Brewery — 0.2%
Molson Coors Brewing Co., Class B	5,621	267,841

Cable/Satellite TV — 3.3%
Comcast Corp., Class A	122,110	2,442,200
Time Warner Cable, Inc.	31,939	1,965,526

		4,407,726

Cellular Telecom — 1.0%
Vodafone Group PLC ADR	52,570	1,317,404

Chemicals - Diversified — 2.1%
Celanese Corp., Series A	75,660	2,799,420

Coal — 1.0%
CONSOL Energy, Inc.	32,930	1,381,743

Diversified Banking Institutions — 4.9%
JPMorgan Chase & Co.	139,203	5,203,408
The Goldman Sachs Group, Inc.	8,880	1,386,523

		6,589,931

Diversified Manufacturing Operations — 3.7%
Ingersoll - Rand PLC	75,230	3,084,430
Tyco International, Ltd.	49,100	1,860,399

		4,944,829

Electric - Integrated — 6.1%
American Electric Power Co., Inc.	38,840	1,382,704
Edison International	86,380	3,190,877
Entergy Corp.	50,790	3,618,280

		8,191,861

Finance - Investment Banker/Broker — 0.5%
E*Trade Financial Corp.†	46,560	686,760

Gas - Distribution — 0.4%
NiSource, Inc.	35,160	588,227

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 1.4%
CNO Financial Group, Inc.†	138,840	$812,214
Prudential Financial, Inc.	21,200	1,074,416

		1,886,630

Insurance - Multi - line — 4.9%
ACE, Ltd.	47,570	2,783,796
MetLife, Inc.	99,012	3,777,308

		6,561,104

Machinery - General Industrial — 0.2%
Babcock & Wilcox Co.†	10,530	255,774

Medical - Biomedical/Gene — 3.8%
Amgen, Inc.†	50,680	2,670,329
Gilead Sciences, Inc.†	69,570	2,539,305

		5,209,634

Medical - Drugs — 6.7%
Merck & Co., Inc.	117,890	4,063,668
Pfizer, Inc.	310,265	5,054,217

		9,117,885

Medical-HMO — 4.0%
Humana, Inc.†	48,810	2,735,313
WellPoint, Inc.†	47,110	2,625,911

		5,361,224

Multimedia — 2.5%
Viacom, Inc., Class B	90,320	3,416,806

Office Automation & Equipment — 1.2%
Xerox Corp.	139,760	1,601,650

Oil Companies - Integrated — 8.5%
Chevron Corp.	70,047	5,671,705
Exxon Mobil Corp.	39,814	2,769,462
Marathon Oil Corp.	46,810	1,566,731
Royal Dutch Shell PLC ADR	23,700	1,437,879

		11,445,777

Oil - Field Services — 3.3%
Halliburton Co.	119,110	4,507,122

Retail - Discount — 1.6%
Target Corp.	37,830	2,154,040

Retail - Drug Store — 2.0%
Walgreen Co.	78,562	2,737,886

Retail - Misc./Diversified — 1.1%
AerCap Holdings NV†	118,300	1,536,717

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	15,000	978,750

Steel - Specialty — 1.0%
Allegheny Technologies, Inc.	27,330	1,412,961

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	45,230	685,234

Telecommunication Equipment — 2.2%
Harris Corp.	66,450	2,939,748

Telephone-Integrated — 3.2%
AT&T, Inc.	153,550	4,267,154

Textile - Home Furnishings — 1.9%
Mohawk Industries, Inc.†	48,490	2,547,665

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2010 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport - Rail — 2.2%
Norfolk Southern Corp.	49,300	$2,966,381

Wireless Equipment — 1.1%
QUALCOMM, Inc.	33,010	1,542,887

Total Long - Term Investment Securities
(cost $122,640,317)		132,291,837

REPURCHASE AGREEMENT — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/10, to be repurchased 12/01/10 in the amount of $2,790,001 and collateralized by $2,820,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having approximate value of $2,847,072 (cost $2,790,000)	$2,790,000	2,790,000

TOTAL INVESTMENTS
(cost $125,430,317)(1)	100.1%	135,081,837
Liabilities in excess of other assets	(0.1)	(104,419)

NET ASSETS —	100.0%	$134,977,418

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$8,612,936	$—	$—	$8,612,936
Electric - Integrated	8,191,861	—	—	8,191,861
Medical Drugs	9,117,885	—	—	9,117,885
Oil Companies - Integrated	11,445,777	—	—	11,445,777
Other Industries*	94,923,378	—	—	94,923,378
Repurchase Agreement	—	2,790,000	—	2,790,000

Total	$132,291,837	$2,790,000	$—	$135,081,837

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2010 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	FOREIGN VALUE FUND
ASSETS:
Investments at value (unaffiliated)*†	$130,909,424	$426,282,801	$22,406,917	$147,315,531	$249,747,774	$142,811,107	$930,439,107
Investments at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	2,372,000	–	–	2,386,000	710,000	278,000	–

Total investments	133,281,424	426,282,801	22,406,917	149,701,531	250,457,774	143,089,107	930,439,107

Cash	23,402	100,564	495	–	973	1,292	12,456
Foreign cash*	–	–	–	–	–	–	2,380,173
Receivable for:
Fund shares sold	66,866	1,939	5,192	17,043	20,443	9,543	350,595
Dividends and interest	605,201	577,287	56,745	1,000,293	469,804	559,218	2,297,472
Investments sold	303,828	3,832,543	58,724	790,868	3,159,646	–	3,461,048
Securities lending income	–	2,706	–	387	3,730	–	89,078
Prepaid expenses and other assets	16,294	4,349	3,873	5,050	6,559	1,835	4,870
Due from investment adviser for expense reimbursements/fee waivers	–	7,836	13,726	–	25,955	88,065	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	134,297,015	430,810,025	22,545,672	151,515,172	254,144,884	143,749,060	939,034,799

LIABILITIES:
Payable for:
Fund shares reacquired	27,772	720,337	2,211	131,860	113,446	68,497	218,818
Investments purchased	1,150,904	3,396,840	109,584	1,750,576	3,173,424	337,767	551,201
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	55,507	252,363	13,048	60,306	148,019	90,425	534,692
Administrative service fee	7,773	23,870	1,305	8,443	12,952	8,440	55,992
Transfer agent fees and expenses	189	300	153	186	229	189	245
Directors’ fees and expenses	3,881	3,438	1,728	2,929	19,130	7,609	12,246
Other accrued expenses	93,162	69,087	38,974	48,839	54,399	62,469	220,042
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	25,968,727	–	4,415,603	29,482,624	–	24,517,348
Due to custodian	–	–	–	73,386	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,339,188	30,434,962	167,003	6,492,128	33,004,223	575,396	26,110,584

NET ASSETS	$132,957,827	$400,375,063	$22,378,669	$145,023,044	$221,140,661	$143,173,664	$912,924,215

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$129,961	$400,479	$24,120	$147,659	$192,690	$175,646	$1,058,209
Additional paid-in capital	133,450,315	361,992,106	24,924,463	138,829,493	387,352,833	168,695,354	1,054,450,041
Accumulated undistributed net investment income (loss)	4,233,545	193,800	314,366	6,789,573	3,942,297	3,794,522	23,530,820
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(13,565,491)	(61,485,901)	(3,456,175)	(4,278,837)	(185,402,223)	(39,019,984)	(132,014,200)
Unrealized appreciation (depreciation) on investments	8,709,497	99,272,900	571,895	3,535,156	15,055,064	9,528,293	(34,087,308)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	1,679	–	–	–	(167)	(13,347)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$132,957,827	$400,375,063	$22,378,669	$145,023,044	$221,140,661	$143,173,664	$912,924,215

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,996,133	40,047,933	2,411,987	14,765,854	19,269,018	17,564,598	105,820,892
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.23	$10.00	$9.28	$9.82	$11.48	$8.15	$8.63

* Cost
Investment securities (unaffiliated)	$122,199,927	$327,009,901	$21,835,022	$143,780,375	$234,692,710	$133,282,814	$964,526,415

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–	$2,395,224

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$27,461,101	$–	$7,015,129	$28,549,314	$–	$22,976,840

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2010 (Unaudited) — (continued)

	GLOBAL EQUITY FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investments at value (unaffiliated)*†	$254,361,269	$274,175,087	$280,187,556	$469,456,124	$110,111,862	$776,188,682	$84,480,069
Investments at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–		23,359,000	–	2,568,000

Total investments	254,361,269	274,175,087	280,187,556	469,456,124	133,470,862	776,188,682	87,048,069

Cash	285	1,113	3,139	54,404	113	5,797	432
Foreign cash*	946,391	226,707	98,049	450,773	–	70,891	–
Receivable for:
Fund shares sold	7,298	158	5,003	1,000,357	16,886	49,217	115
Dividends and interest	548,518	629,358	810,860	4,165,276	691,281	1,482,572	141,684
Investments sold	5,234,989	136,037	–	–	4,243	2,783,018	1,835,688
Securities lending income	6,748	–	1,590	16,388	561	6,172	485
Prepaid expenses and other assets	1,714	2,496	9,731	62,745	4,347	15,880	3,953
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	54,957	15,290
Unrealized appreciation on forward foreign currency contracts	1,872,610	–	–	5,370,778	–	42,880	–

TOTAL ASSETS	262,979,822	275,170,956	281,115,928	480,576,845	134,188,293	780,700,066	89,045,716

LIABILITIES:
Payable for:
Fund shares reacquired	90,539	529,088	296,741	12,570	98,881	147,570	49,368
Investments purchased	761,112	1,508,665	–	987,759	–	2,476,488	1,229,849
Accrued foreign tax on capital gains	82,592	–	–	–	–	–	–
Investment advisory and management fees	165,348	177,041	117,734	192,656	50,211	420,451	51,957
Administrative service fee	14,293	16,677	16,483	26,972	7,030	41,352	4,850
Transfer agent fees and expenses	190	219	227	147	330	184	189
Directors’ fees and expenses	2,460	3,499	6,985	6,028	3,247	9,111	2,581
Other accrued expenses	102,554	86,330	103,438	111,559	45,712	132,904	45,276
Line of credit	–	–	–	558,690	–	–	–
Variation margin on futures contracts	–	–	24,527	–	–	–	–
Collateral upon return of securities loaned	19,871,439	–	8,923,724	15,067,731	12,159,853	65,860,665	4,834,763
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	1,394,918	–	–	506,774	–	–	–

TOTAL LIABILITIES	22,485,445	2,321,519	9,489,859	17,470,886	12,365,264	69,088,725	6,218,833

NET ASSETS	$240,494,377	$272,849,437	$271,626,069	$463,105,959	$121,823,029	$711,611,341	$82,826,883

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$308,912	$322,163	$194,196	$421,282	$111,363	$680,346	$72,357
Additional paid-in capital	335,313,546	224,779,201	432,332,597	467,100,590	114,362,014	800,408,911	111,671,127
Accumulated undistributed net investment income (loss)	4,571,259	391,406	6,136,710	16,320,063	4,794,307	6,592,936	1,331,521
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(115,025,722)	5,825,931	(168,411,500)	(29,567,814)	911,277	(206,509,054)	(34,459,383)
Unrealized appreciation (depreciation) on investments	14,912,683	41,507,195	1,345,789	3,949,957	1,644,068	110,392,607	4,211,261
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	26,780	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	496,291	23,541	1,497	4,881,881	–	45,595	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(82,592)	–	–	–	–	–	–

NET ASSETS	$240,494,377	$272,849,437	$271,626,069	$463,105,959	$121,823,029	$711,611,341	$82,826,883

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	30,891,191	32,216,333	19,419,605	42,128,197	11,136,303	68,034,579	7,235,737
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.79	$8.47	$13.99	$10.99	$10.94	$10.46	$11.45

* Cost
Investment securities (unaffiliated)	$239,448,586	$232,667,892	$278,841,767	$465,506,167	$108,467,794	$665,796,075	$80,268,808

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$936,045	$227,060	$98,379	$452,577	$–	$71,026	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

†Including securities on loan	$19,071,060	$–	$8,694,186	$14,559,560	$13,156,759	$64,116,197	$4,720,226

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2010 (Unaudited) — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investments at value (unaffiliated)*†	$178,567,487	$252,407,199	$903,224,167	$153,005,740	$570,908,860	$143,533,461	$388,066,848
Investments at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	18,822,000	2,547,000	4,256,000	–	4,037,000

Total investments	178,567,487	252,407,199	922,046,167	155,552,740	575,164,860	143,533,461	392,103,848

Cash	–	1,662	1,784	561,629	805	–	1,219
Foreign cash*	1,414	1,436,961	843,337	816,568	–	226,229	–
Receivable for:
Fund shares sold	81,653	103,053	165,471	54,743	349,593	622	37,367
Dividends and interest	255,055	1,290,177	2,727,319	2,011,499	1,384,621	313,833	424,712
Investments sold	1,482,607	–	18,235,272	3,690,901	3,610,768	368,262	–
Securities lending income	–	–	55,988	–	28,535	3,626	1,766
Prepaid expenses and other assets	2,483	579	18,732	3,191	11,291	4,519	5,064
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	61,966	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	20,810	–	–	–

TOTAL ASSETS	180,390,699	255,239,631	944,094,070	162,712,081	580,612,439	144,450,552	392,573,976

LIABILITIES:
Payable for:
Fund shares reacquired	103,213	75,413	115,049	95,717	57,862	493,246	38,632
Investments purchased	1,319,326	1,424,112	18,485,075	3,360,773	3,599,152	596,267	–
Accrued foreign tax on capital gains	12,477	–	–	–	–	–	–
Investment advisory and management fees	145,737	105,460	230,861	67,413	422,995	80,313	198,901
Administrative service fee	10,202	14,807	53,134	9,438	32,297	8,031	21,755
Transfer agent fees and expenses	197	149	1,381	215	259	147	187
Directors’ fees and expenses	3,552	2,912	12,563	3,020	7,958	1,824	3,329
Other accrued expenses	60,084	42,044	341,928	60,830	188,258	35,701	61,611
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	182,801	–	–	–	–
Collateral upon return of securities loaned	–	–	46,095,596	–	32,158,416	12,217,734	17,281,561
Due to custodian	556,188	–	–	–	–	335,609	–
Due to custodian for foreign cash*	–	–	–	–	737,163	–	–
Call and put options written, at value@	3,987,895	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	3,725	–	–	–

TOTAL LIABILITIES	6,198,871	1,664,897	65,518,388	3,601,131	37,204,360	13,768,872	17,605,976

NET ASSETS	$174,191,828	$253,574,734	$878,575,682	$159,110,950	$543,408,079	$130,681,680	$374,968,000

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$177,309	$235,451	$1,437,093	$123,516	$518,096	$123,910	$339,361
Additional paid-in capital	154,649,668	236,991,160	1,071,600,315	145,299,885	591,699,931	112,908,681	349,861,004
Accumulated undistributed net investment income (loss)	604,475	5,307,311	27,609,905	6,266,194	9,305,683	1,950,142	1,927,579
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	2,765,952	(4,918,264)	(209,129,319)	2,172,610	(107,669,947)	(807,019)	(36,288,373)
Unrealized appreciation (depreciation) on investments	14,768,114	15,930,361	(13,523,823)	5,252,997	49,517,906	16,510,284	59,125,566
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,231,146	–	(323,676)	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	7,641	28,715	905,187	(4,252)	36,410	(4,318)	2,863
Accrued capital gains tax on unrealized appreciation (depreciation)	(12,477)	–	–	–	–	–	–

NET ASSETS	$174,191,828	$253,574,734	$878,575,682	$159,110,950	$543,408,079	$130,681,680	$374,968,000

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	17,730,889	23,545,105	143,709,292	12,351,632	51,809,602	12,391,039	33,936,095
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.82	$10.77	$6.11	$12.88	$10.49	$10.55	$11.05

* Cost
Investment securities (unaffiliated)	$163,799,373	$236,476,838	$916,747,990	$147,752,743	$521,390,954	$127,023,177	$328,941,282

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,442	$1,434,170	$848,674	$834,584	$(741,018)	$230,589	$–

@ Premiums received on options written	$5,219,041	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$–	$43,707,278	$–	$30,517,130	$13,927,614	$16,842,062

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2010 (Unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
ASSETS:
Investments at value (unaffiliated)*†	$2,639,119,762	$332,908,461	$456,466,051	$119,414,926	$858,589,229	$94,574,085	$355,539,835
Investments at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	20,421,000	–	35,915,000	3,358,000	–	–	–

Total investments	2,659,540,762	332,908,461	492,381,051	122,772,926	858,589,229	94,574,085	355,539,835

Cash	5	1,204	531	779	1,284	17,209	10,639
Foreign cash*	–	422	–	–	1,172,927	–	–
Receivable for:
Fund shares sold	830,432	259,241	9,812,325	104,037	61,429	288	24,427
Dividends and interest	2,506,146	519,192	134,435	195,288	751,564	23,072	225,736
Investments sold	–	3,439,746	9,001,502	–	1,951,670	677,638	891,265
Securities lending income	79,939	11,383	–	4,927	69,400	9,290	13,837
Prepaid expenses and other assets	71,559	40,598	12,411	2,703	35,335	7,070	10,016
Due from investment adviser for expense reimbursements/fee waivers	–	–	117,703	23,208	–	9,163	59,603
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	2,663,028,843	337,180,247	511,459,958	123,103,868	862,632,838	95,317,815	356,775,358

LIABILITIES:
Payable for:
Fund shares reacquired	169,950	54,345	807,746	25,660	283,105	239,449	18,089
Investments purchased	–	1,358,643	18,150,009	–	3,615,326	232,771	601,518
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	520,770	160,133	159,467	38,294	579,277	61,839	221,925
Administrative service fee	134,309	16,139	27,907	6,702	46,013	5,092	17,430
Transfer agent fees and expenses	1,657	188	1,749	1,319	1,275	147	189
Directors’ fees and expenses	49,768	3,712	11,834	2,089	24,086	1,046	19,572
Other accrued expenses	217,779	57,148	105,923	51,717	138,014	36,755	74,499
Line of credit	–	–	–	–	–	–	–
Variation margin on futures contracts	112,150	–	–	52,440	–	–	–
Collateral upon return of securities loaned	307,489,970	39,439,214	–	8,446,525	64,233,703	7,718,415	51,564,706
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	308,696,353	41,089,522	19,264,635	8,624,746	68,920,799	8,295,514	52,517,928

NET ASSETS	$2,354,332,490	$296,090,725	$492,195,323	$114,479,122	$793,712,039	$87,022,301	$304,257,430

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,210,587	$252,405	$4,930,364	$198,817	$522,317	$80,346	$327,614
Additional paid-in capital	2,163,831,642	290,938,271	488,104,932	81,068,184	1,328,376,338	78,832,469	316,888,732
Accumulated undistributed net investment income (loss)	36,064,272	690,480	476	592,368	(528,894)	(254,791)	529,242
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	2,743,495	(39,764,650)	(840,449)	(2,578,147)	(679,807,133)	54,874	(62,750,997)
Unrealized appreciation (depreciation) on investments	150,273,613	43,974,213	–	34,941,383	145,087,499	8,309,403	49,262,839
Unrealized appreciation (depreciation) on futures contracts and written options contracts	208,881	–	–	256,517	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	6	–	–	61,912	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$2,354,332,490	$296,090,725	$492,195,323	$114,479,122	$793,712,039	$87,022,301	$304,257,430

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	121,058,732	25,240,541	493,036,429	19,881,707	52,231,672	8,034,590	32,761,428
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.45	$11.73	$1.00	$5.76	$15.20	$10.83	$9.29

* Cost
Investment securities (unaffiliated)	$2,488,846,149	$288,934,248	$456,466,051	$84,473,543	$713,501,730	$86,264,682	$306,276,996

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$422	$–	$–	$1,113,745	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$297,773,251	$39,202,205	$–	$8,268,581	$62,859,045	$7,498,668	$50,160,275

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2010 (Unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investments at value (unaffiliated)*†	$954,983,190	$247,717,218	$119,853,558	$3,403,658,568	$132,291,837
Investments at value (affiliated)*†	–	–	–	1,643,342	–
Repurchase agreements (cost approximates value)	20,112,000	–	882,000	14,163,000	2,790,000

Total investments	975,095,190	247,717,218	120,735,558	3,419,464,910	135,081,837

Cash	–	84,542	94,895	–	611
Foreign cash*	–	–	–	–	–
Receivable for:
Fund shares sold	159,817	39,409	395	603,167	10,095
Dividends and interest	735,754	273,875	23,038	8,032,722	531,592
Investments sold	324,733	900,635	478,579	7,070	1,906,465
Securities lending income	100,980	6,288	3,695	32,266	–
Prepaid expenses and other assets	11,401	3,074	2,170	140,516	2,725
Due from investment adviser for expense reimbursements/fee waivers	–	2,247	120,517	–	9,903
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	976,427,875	249,027,288	121,458,847	3,428,280,651	137,543,228

LIABILITIES:
Payable for:
Fund shares reacquired	197,280	5,564	52,087	991,088	102,611
Investments purchased	45,469	751,212	1,295,969	7,440	2,316,805
Interest on securities sold short	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–
Investment advisory and management fees	217,002	133,304	73,278	700,008	89,126
Administrative service fee	49,255	12,442	6,035	187,468	7,998
Transfer agent fees and expenses	1,381	245	147	1,810	257
Directors’ fees and expenses	18,169	3,051	1,455	92,068	2,189
Other accrued expenses	143,099	57,327	57,184	358,692	46,824
Line of credit	–	–	–	–	–
Variation margin on futures contracts	128,330	–	–	177,391	–
Collateral upon return of securities loaned	118,442,511	33,508,828	13,951,892	242,274,441	–
Due to custodian	40,231	–	–	6,599	–
Due to custodian for foreign cash*	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	119,282,727	34,471,973	15,438,047	244,797,005	2,565,810

NET ASSETS	$857,145,148	$214,555,315	$106,020,800	$3,183,483,646	$134,977,418

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$639,098	$248,576	$107,394	$1,328,017	$150,079
Additional paid-in capital	897,864,172	262,427,251	112,004,128	2,530,481,642	197,097,761
Accumulated undistributed net investment income (loss)	12,586,463	2,387,368	(238,828)	79,193,016	1,601,180
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(61,382,623)	(56,775,449)	(26,201,576)	83,863,874	(73,523,122)
Unrealized appreciation (depreciation) on investments	6,142,669	6,267,569	20,349,682	488,951,928	9,651,520
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,295,369	–	–	(334,831)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$857,145,148	$214,555,315	$106,020,800	$3,183,483,646	$134,977,418

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	63,909,800	24,857,591	10,739,358	132,801,712	15,007,949
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.41	$8.63	$9.87	$23.97	$8.99

* Cost
Investment securities (unaffiliated)	$948,840,521	$241,449,649	$99,503,876	$2,881,763,869	$122,640,317

Investment securities (affiliated)	$–	$–	$–	$34,586,113	$–

Foreign cash	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–

† Including securities on loan	$113,986,900	$32,066,797	$14,199,380	$240,156,258	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2010 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	FOREIGN VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$656,986	$1,738,470	$255,651	$9,161	$1,950,743	$2,550,946	$11,448,047
Securities lending income	–	14,784	–	3,167	24,934	–	310,759
Interest (unaffiliated)	1,382,335	2,161	24	2,800,541	42	306	16,674

Total investment income*	2,039,321	1,755,415	255,675	2,812,869	1,975,719	2,551,252	11,775,480

EXPENSES:
Investment advisory and management fees	324,027	1,492,330	73,343	357,056	866,658	516,282	3,014,295
Administrative service fee	45,364	141,062	7,334	49,988	75,833	48,149	314,037
Transfer agent fees and expenses	721	1,200	573	705	901	721	918
Custodian fees	85,470	35,216	15,516	21,705	23,608	38,566	212,356
Reports to shareholders	15,051	54,683	2,171	13,553	26,997	73,022	103,279
Audit and tax fees	13,820	13,185	15,683	14,944	13,498	13,163	16,508
Legal fees	1,812	2,811	7,750	6,664	1,736	24,308	28,615
Directors’ fees and expenses	4,525	12,003	1,830	1,849	1,925	1,830	30,380
Interest expense	–	152	–	87	329	–	848
Other expenses	15,505	10,100	11,080	9,152	10,304	9,481	15,772

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	506,295	1,762,742	135,280	475,703	1,021,789	725,522	3,737,008

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(49,852)	(46,221)	–	(155,131)	(157,054)	–
Fees paid indirectly (Note 7)	(173)	(2,967)	(675)	–	(4,344)	–	(1,181)

Net expenses	506,122	1,709,923	88,384	475,703	862,314	568,468	3,735,827

Net investment income (loss)	1,533,199	45,492	167,291	2,337,166	1,113,405	1,982,784	8,039,653

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,772,669	17,884,250	(183,431)	3,095,177	4,783,026	(1,704,001)	6,391,667
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	146,040	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	2,727	–	–	–	44,694	(2,024)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	3,918,709	17,886,977	(183,431)	3,095,177	4,783,026	(1,659,307)	6,389,643

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,820,647	35,127,918	1,423,397	1,002,164	7,869,539	12,241,746	78,893,182
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(49,220)	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2)	1,958	–	–	–	(180)	40,729
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	5,771,425	35,129,876	1,423,397	1,002,164	7,869,539	12,241,566	78,933,911

Net realized and unrealized gain (loss) on investments and foreign currencies	9,690,134	53,016,853	1,239,966	4,097,341	12,652,565	10,582,259	85,323,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,223,333	$53,062,345	$1,407,257	$6,434,507	$13,765,970	$12,565,043	$93,363,207

* Net of foreign withholding taxes on interest and dividends of	$12	$(469)	$(87)	$7	$5,695	$25,312	$1,046,420

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2010 (Unaudited) — (continued)

	GLOBAL EQUITY FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,084,109	$5,690,901	$2,736,613	$2,568,731	$–	$4,879,693	$646,191
Securities lending income	24,229	–	6,309	78,098	4,804	46,328	3,380
Interest (unaffiliated)	396	31,038	1,543	5,247,331	1,664,980	241	146

Total investment income*	2,108,734	5,721,939	2,744,465	7,894,160	1,669,784	4,926,262	649,717

EXPENSES:
Investment advisory and management fees	945,136	1,076,007	694,933	1,065,228	310,451	2,401,269	301,609
Administrative service fee	81,682	101,334	97,291	149,132	43,463	235,164	28,150
Transfer agent fees and expenses	727	731	584	529	1,314	688	721
Custodian fees	61,931	73,363	76,261	103,122	4,801	89,899	18,354
Reports to shareholders	47,052	35,785	29,271	47,659	14,471	72,650	10,045
Audit and tax fees	17,249	13,021	10,125	16,433	14,944	13,114	13,442
Legal fees	10,910	2,094	8,754	14,702	1,348	42,320	1,086
Directors’ fees and expenses	6,855	10,220	8,087	14,576	3,529	18,694	2,490
Interest expense	–	631	–	96	–	158	–
Other expenses	9,881	11,452	17,552	9,325	8,360	14,625	8,804

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,181,423	1,324,638	942,858	1,420,802	402,681	2,888,581	384,701

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	(167,394)	(42,878)
Fees paid indirectly (Note 7)	–	(1,550)	(22,539)	(1,067)	–	–	(1,803)

Net expenses	1,181,423	1,323,088	920,319	1,419,735	402,681	2,721,187	340,020

Net investment income (loss)	927,311	4,398,851	1,824,146	6,474,425	1,267,103	2,205,075	309,697

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,809,949	29,907,740	3,216,952	2,115,647	3,417,941	27,216,669	516,224
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	37,458	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	165,670	40,709	139,959	3,581,424	–	(116,129)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	1,975,619	29,948,449	3,394,369	5,697,071	3,417,941	27,100,540	516,224

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	23,759,903	4,118,228	24,395,431	23,375,223	(1,600,485)	57,905,997	6,325,776
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	679,835	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,060,343	27,251	17,921	(899,602)	–	46,999	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(82,592)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	25,737,654	4,145,479	25,093,187	22,475,621	(1,600,485)	57,952,996	6,325,776

Net realized and unrealized gain (loss) on investments and foreign currencies	27,713,273	34,093,928	28,487,556	28,172,692	1,817,456	85,053,536	6,842,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,640,584	$38,492,779	$30,311,702	$34,647,117	$3,084,559	$87,258,611	$7,151,697

* Net of foreign withholding taxes on interest and dividends of	$80,630	$182,476	$104,704	$226,973	$–	$17,802	$220

** Net of foreign withholding taxes on capital gains of	$82,592	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2010 (Unaudited) — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,631,265	$107,891	$8,712,882	$–	$4,339,868	$1,164,875	$1,758,612
Securities lending income	–	–	224,835	–	106,586	13,838	12,298
Interest (unaffiliated)	1,415	3,468,227	3,136	3,263,048	778	194	773

Total investment income*	1,632,680	3,576,118	8,940,853	3,263,048	4,447,232	1,178,907	1,771,683

EXPENSES:
Investment advisory and management fees	852,643	621,542	1,321,924	396,474	2,358,542	483,738	1,129,290
Administrative service fee	59,685	87,156	299,947	55,506	178,926	48,374	123,516
Transfer agent fees and expenses	272	541	5,161	803	1,015	529	711
Custodian fees	54,090	17,193	265,291	30,065	230,479	12,153	26,056
Reports to shareholders	20,136	26,548	112,039	16,489	66,092	12,028	43,791
Audit and tax fees	13,030	14,812	9,525	8,991	14,772	13,679	13,201
Legal fees	3,034	1,799	7,936	1,536	19,745	1,224	2,334
Directors’ fees and expenses	6,011	8,669	24,595	4,506	14,626	4,781	10,180
Interest expense	–	–	–	–	1,453	339	–
Other expenses	9,205	8,556	26,563	8,499	9,751	9,238	10,693

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,018,106	786,816	2,072,981	522,869	2,895,401	586,083	1,359,772

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(313,759)	–	–
Fees paid indirectly (Note 7)	(1,801)	–	–	–	(990)	(10,862)	(10,655)

Net expenses	1,016,305	786,816	2,072,981	522,869	2,580,652	575,221	1,349,117

Net investment income (loss)	616,375	2,789,302	6,867,872	2,740,179	1,866,580	603,686	422,566

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,310,836	972,621	(5,519,079)	5,379,648	6,406,065	4,634,505	13,041,532
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	762,065	–	798,838	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(10,701)	(11,193)	(172,071)	7,224	58,345	16,284	27,915
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	32,662	–	–

Net realized gain (loss) on investments and foreign currencies	5,062,200	961,428	(4,892,312)	5,386,872	6,497,072	4,650,789	13,069,447

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	6,671,073	10,456,668	102,419,988	3,547,788	63,885,223	12,295,842	31,873,108
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	1,354,344	–	1,721,201	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10,204	44,449	(72,638)	78,087	84,158	(2,645)	3,992
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(12,477)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,023,144	10,501,117	104,068,551	3,625,875	63,969,381	12,293,197	31,877,100

Net realized and unrealized gain (loss) on investments and foreign currencies	13,085,344	11,462,545	99,176,239	9,012,747	70,466,453	16,943,986	44,946,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,701,719	$14,251,847	$106,044,111	$11,752,926	$72,333,033	$17,547,672	$45,369,113

* Net of foreign withholding taxes on interest and dividends of	$29,119	$607	$492,555	$2,959	$397,662	$1,017	$4,641

** Net of foreign withholding taxes on capital gains of	$12,477	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2010 (Unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$15,673,384	$1,477,603	$–	$556,346	$2,446,345	$118,138	$1,440,358
Securities lending income	470,705	76,730	–	24,322	340,191	34,217	3,796
Interest (unaffiliated)	3,483	9	682,935	491	7,221	140	60,820

Total investment income*	16,147,572	1,554,342	682,935	581,159	2,793,757	152,495	1,504,974

EXPENSES:
Investment advisory and management fees	2,927,620	897,163	1,029,214	212,589	3,245,837	373,780	1,266,559
Administrative service fee	749,542	89,946	180,112	37,203	256,982	30,782	99,144
Transfer agent fees and expenses	6,193	715	6,538	4,932	4,820	529	721
Custodian fees	115,298	28,657	17,353	8,119	73,988	17,244	54,198
Reports to shareholders	251,119	30,034	51,518	10,474	87,910	9,308	32,148
Audit and tax fees	13,797	13,472	13,300	12,719	13,393	13,476	13,640
Legal fees	10,542	8,765	3,223	9,332	25,098	5,300	1,931
Directors’ fees and expenses	74,224	8,935	16,818	3,683	25,469	3,086	2,008
Interest expense	–	20	–	–	60	251	58
Other expenses	57,682	8,921	9,295	46,976	19,942	9,098	42,451

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	4,206,017	1,086,628	1,327,371	346,027	3,753,499	462,854	1,512,858

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(670,842)	(64,347)	–	(27,510)	(195,663)
Fees paid indirectly (Note 7)	–	(27,993)	–	–	(45,238)	(19,493)	(4,166)

Net expenses	4,206,017	1,058,635	656,529	281,680	3,708,261	415,851	1,313,029

Net investment income (loss)	11,941,555	495,707	26,406	299,479	(914,504)	(263,356)	191,945

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	23,987,728	3,995,912	146	1,068,742	47,942,897	5,472,878	4,047,007
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	1,719,198	–	–	285,184	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(21,815)	–	–	34,234	–	(192)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	22,810	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	25,729,736	3,974,097	146	1,353,926	47,977,131	5,472,878	4,046,815

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	217,885,497	39,361,328	–	12,547,663	73,033,356	3,189,930	27,883,729
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	614,254	–	–	302,265	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	40,923	–	49
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	218,499,751	39,361,328	–	12,849,928	73,074,279	3,189,930	27,883,778

Net realized and unrealized gain (loss) on investments and foreign currencies	244,229,487	43,335,425	146	14,203,854	121,051,410	8,662,808	31,930,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$256,171,042	$43,831,132	$26,552	$14,503,333	$120,136,906	$8,399,452	$32,122,538

* Net of foreign withholding taxes on interest and dividends of	$–	$20,461	$–	$1,433	$55,665	$–	$11,277

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2010 (Unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,681,736	$1,641,538	$152,279	$33,546,036	$1,350,138
Securities lending income	589,771	117,685	24,240	225,925	–
Interest (unaffiliated)	2,762	596	139	3,381	216

Total investment income*	6,274,269	1,759,819	176,658	33,775,342	1,350,354

EXPENSES:
Investment advisory and management fees	1,243,799	763,018	413,164	4,082,119	538,308
Administrative service fee	278,072	71,215	34,025	1,079,572	48,310
Transfer agent fees and expenses	5,161	918	529	6,767	999
Custodian fees	96,157	37,947	25,090	172,452	11,243
Reports to shareholders	92,777	22,083	127,628	384,452	19,292
Audit and tax fees	13,240	13,834	13,678	13,633	13,729
Legal fees	4,514	1,665	1,146	15,322	1,407
Directors’ fees and expenses	27,685	7,087	3,375	107,355	4,785
Interest expense	–	–	37	–	597
Other expenses	24,016	9,589	8,440	71,574	8,509

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,785,421	927,356	627,112	5,933,246	647,179

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(11,734)	(141,036)	–	(60,561)
Fees paid indirectly (Note 7)	–	(7,999)	(6,259)	–	–

Net expenses	1,785,421	907,623	479,817	5,933,246	586,618

Net investment income (loss)	4,488,848	852,196	(303,159)	27,842,096	763,736

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,471,460	4,573,074	9,581,664	118,612,076	3,913,628
Net realized gain (loss) on investments (affiliated)	–	–	–	(717,028)	–
Net realized gain (loss) on futures contracts and written options contracts	482,169	–	–	(423,937)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	2,953,629	4,573,074	9,581,664	117,471,111	3,913,628

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	72,371,740	8,058,482	5,210,825	129,590,810	6,292,599
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	958,403	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	986,727	–	–	915,801	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	73,358,467	8,058,482	5,210,825	131,465,014	6,292,599

Net realized and unrealized gain (loss) on investments and foreign currencies	76,312,096	12,631,556	14,792,489	248,936,125	10,206,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,800,944	$13,483,752	$14,489,330	$276,778,221	$10,969,963

* Net of foreign withholding taxes on interest and dividends of	$446	$226	$324	$145	$7,128

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,533,199	$2,722,947	$45,492	$53,436	$167,291	$378,535	$2,337,166	$4,393,083
Net realized gain (loss) on investments and foreign currencies	3,918,709	8,977,396	17,886,977	(2,303,741)	(183,431)	(913,793)	3,095,177	3,210,319
Net unrealized gain (loss) on investments and foreign currencies	5,771,425	9,644,066	35,129,876	78,010,153	1,423,397	4,589,304	1,002,164	5,586,483

Net increase (decrease) in net assets resulting from operations	11,223,333	21,344,409	53,062,345	75,759,848	1,407,257	4,054,046	6,434,507	13,189,885

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,536,552)	–	(906,871)	–	(392,535)	–	(5,565,027)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(3,536,552)	–	(906,871)	–	(392,535)	–	(5,565,027)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,394,791)	(1,333,177)	(77,653,471)	(11,479,103)	669,838	50,087	8,431,516	13,727,543

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,828,542	16,474,680	(24,591,126)	63,373,874	2,077,095	3,711,598	14,866,023	21,352,401
NET ASSETS:
Beginning of period	127,129,285	110,654,605	424,966,189	361,592,315	20,301,574	16,589,976	130,157,021	108,804,620

End of period†	$132,957,827	$127,129,285	$400,375,063	$424,966,189	$22,378,669	$20,301,574	$145,023,044	$130,157,021

† Includes accumulated undistributed net investment income (loss)	$4,233,545	$2,700,346	$193,800	$148,308	$314,366	$147,075	$6,789,573	$4,452,407

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		FOREIGN VALUE FUND		GLOBAL EQUITY FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,113,405	$2,942,259	$1,982,784	$1,878,441	$8,039,653	$15,576,339	$927,311	$3,461,954
Net realized gain (loss) on investments and foreign currencies	4,783,026	171,194	(1,659,307)	(2,227,212)	6,389,643	(45,037,287)	1,975,619	13,248,874
Net unrealized gain (loss) on investments and foreign currencies	7,869,539	34,333,404	12,241,566	18,155,146	78,933,911	90,640,025	25,737,654	8,754,052

Net increase (decrease) in net assets resulting from operations	13,765,970	37,446,857	12,565,043	17,806,375	93,363,207	61,179,077	28,640,584	25,464,880

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,266,857)	–	(2,814,896)	–	(19,659,718)	–	(776,371)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(4,266,857)	–	(2,814,896)	–	(19,659,718)	–	(776,371)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,797,313)	(15,498,036)	8,839,974	7,957,293	54,294,444	56,405,389	(9,347,682)	(15,610,951)

TOTAL INCREASE (DECREASE) IN NET ASSETS	968,657	17,681,964	21,405,017	22,948,772	147,657,651	97,924,748	19,292,902	9,077,558
NET ASSETS:
Beginning of period	220,172,004	202,490,040	121,768,647	98,819,875	765,266,564	667,341,816	221,201,475	212,123,917

End of period†	$221,140,661	$220,172,004	$143,173,664	$121,768,647	$912,924,215	$765,266,564	$240,494,377	$221,201,475

† Includes accumulated undistributed net investment income (loss)	$3,942,297	$2,828,892	$3,794,522	$1,811,738	$23,530,820	$15,491,167	$4,571,259	$3,643,948

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,398,851	$7,345,682	$1,824,146	$4,526,241	$6,474,425	$13,759,098	$1,267,103	$3,438,497
Net realized gain (loss) on investments and foreign currencies	29,948,449	41,584,848	3,394,369	8,346,467	5,697,071	(6,766,138)	3,417,941	843,975
Net unrealized gain (loss) on investments and foreign currencies	4,145,479	16,530,999	25,093,187	25,511,186	22,475,621	41,853,674	(1,600,485)	2,725,366

Net increase (decrease) in net assets resulting from operations	38,492,779	65,461,529	30,311,702	38,383,894	34,647,117	48,846,634	3,084,559	7,007,838

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(29,386,642)	–	(6,920,505)	–	(37,023,590)	–	(4,944,289)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(29,386,642)	–	(6,920,505)	–	(37,023,590)	–	(4,944,289)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(42,331,056)	12,023,263	(18,830,245)	(46,612,262)	33,910,629	25,187,180	(6,315,015)	(21,803,410)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,838,277)	48,098,150	11,481,457	(15,148,873)	68,557,746	37,010,224	(3,230,456)	(19,739,861)
NET ASSETS:
Beginning of period	276,687,714	228,589,564	260,144,612	275,293,485	394,548,213	357,537,989	125,053,485	144,793,346

End of period†	$272,849,437	$276,687,714	$271,626,069	$260,144,612	$463,105,959	$394,548,213	$121,823,029	$125,053,485

† Includes accumulated undistributed net investment income (loss)	$391,406	$(4,007,445)	$6,136,710	$4,312,564	$16,320,063	$9,845,638	$4,794,307	$3,527,204

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,205,075	$4,418,375	$309,697	$998,621	$616,375	$(1,038,222)	$2,789,302	$4,796,460
Net realized gain (loss) on investments and foreign currencies	27,100,540	38,471,980	516,224	8,099,550	5,062,200	4,892,029	961,428	128,640
Net unrealized gain (loss) on investments and foreign currencies	57,952,996	83,003,430	6,325,776	1,622,109	8,023,144	32,595,183	10,501,117	14,846,615

Net increase (decrease) in net assets resulting from operations	87,258,611	125,893,785	7,151,697	10,720,280	13,701,719	36,448,990	14,251,847	19,771,715

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(5,393,175)	–	(1,839,824)	–	–	–	(1,609,469)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(5,393,175)	–	(1,839,824)	–	–	–	(1,609,469)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(32,027,423)	(40,622,008)	(3,926,787)	(2,786,464)	(9,725,459)	(7,703,526)	8,784,681	63,198,343

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,231,188	79,878,602	3,224,910	6,093,992	3,976,260	28,745,464	23,036,528	81,360,589
NET ASSETS:
Beginning of period	656,380,153	576,501,551	79,601,973	73,507,981	170,215,568	141,470,104	230,538,206	149,177,617

End of period†	$711,611,341	$656,380,153	$82,826,883	$79,601,973	$174,191,828	$170,215,568	$253,574,734	$230,538,206

† Includes accumulated undistributed net investment income (loss)	$6,592,936	$4,387,861	$1,331,521	$1,021,824	$604,475	$(11,900)	$5,307,311	$2,518,009

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH I FUND		LARGE CAP CORE FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,867,872	$19,527,858	$2,740,179	$5,683,031	$1,866,580	$6,881,325	$603,686	$1,168,028
Net realized gain (loss) on investments and foreign currencies	(4,892,312)	8,482,570	5,386,872	7,992,157	6,497,072	12,790,685	4,650,789	1,595,800
Net unrealized gain (loss) on investments and foreign currencies	104,068,551	26,184,362	3,625,875	(2,966,201)	63,969,381	30,542,019	12,293,197	15,384,015

Net increase (decrease) in net assets resulting from operations	106,044,111	54,194,790	11,752,926	10,708,987	72,333,033	50,214,029	17,547,672	18,147,843

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(21,427,547)	–	(5,920,505)	–	(9,737,177)	–	(1,374,980)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(21,427,547)	–	(5,920,505)	–	(9,737,177)	–	(1,374,980)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,307,863)	22,288,377	(574,007)	(7,170,603)	(688,768)	(13,496,131)	(3,093,212)	1,973,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,736,248	55,055,620	11,178,919	(2,382,121)	71,644,265	26,980,721	14,454,460	18,746,799
NET ASSETS:
Beginning of period	783,839,434	728,783,814	147,932,031	150,314,152	471,763,814	444,783,093	116,227,220	97,480,421

End of period†	$878,575,682	$783,839,434	$159,110,950	$147,932,031	$543,408,079	$471,763,814	$130,681,680	$116,227,220

† Includes accumulated undistributed net investment income (loss)	$27,609,905	$20,742,033	$6,266,194	$3,526,015	$9,305,683	$7,439,103	$1,950,142	$1,346,456

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$422,566	$1,482,263	$11,941,555	$23,100,096	$495,707	$(114,151)	$26,406	$196,311
Net realized gain (loss) on investments and foreign currencies	13,069,447	5,450,731	25,729,736	52,517,677	3,974,097	36,600,653	146	801,644
Net unrealized gain (loss) on investments and foreign currencies	31,877,100	53,079,186	218,499,751	486,974,916	39,361,328	19,499,698	–	–

Net increase (decrease) in net assets resulting from operations	45,369,113	60,012,180	256,171,042	562,592,689	43,831,132	55,986,200	26,552	997,955

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,659,901)	–	(30,019,210)	–	(1,285,857)	(25,776)	(197,599)
Net realized gain on securities	–	–	–	(43,546,065)	–	–	–	(65,553)

Total distributions to shareholders	–	(2,659,901)	–	(73,565,275)	–	(1,285,857)	(25,776)	(263,152)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,132,570)	(22,375,492)	(3,479,486)	(29,506,434)	4,150,425	(11,061,050)	(48,964,018)	(70,932,381)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,236,543	34,976,787	252,691,556	459,520,980	47,981,557	43,639,293	(48,963,242)	(70,197,578)
NET ASSETS:
Beginning of period	347,731,457	312,754,670	2,101,640,934	1,642,119,954	248,109,168	204,469,875	541,158,565	611,356,143

End of period†	$374,968,000	$347,731,457	$2,354,332,490	$2,101,640,934	$296,090,725	$248,109,168	$492,195,323	$541,158,565

† Includes accumulated undistributed net investment income (loss)	$1,927,579	$1,505,013	$36,064,272	$24,122,717	$690,480	$194,773	$476	$(154)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$299,479	$240,915	$(914,504)	$(1,276,682)	$(263,356)	$(364,774)	$191,945	$374,184
Net realized gain (loss) on investments and foreign currencies	1,353,926	1,887,777	47,977,131	101,499,573	5,472,878	5,312,747	4,046,815	(5,362,336)
Net unrealized gain (loss) on investments and foreign currencies	12,849,928	20,958,844	73,074,279	67,149,026	3,189,930	14,635,807	27,883,778	75,951,141

Net increase (decrease) in net assets resulting from operations	14,503,333	23,087,536	120,136,906	167,371,917	8,399,452	19,583,780	32,122,538	70,962,989

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(233,954)	–	(640,946)	–	(6,652)	–	(1,281,689)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(233,954)	–	(640,946)	–	(6,652)	–	(1,281,689)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,726,914)	6,327,643	(36,522,118)	(20,243,339)	(8,087,893)	20,954,692	(14,653,137)	(20,337,158)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,776,419	29,181,225	83,614,788	146,487,632	311,559	40,531,820	17,469,401	49,344,142
NET ASSETS:
Beginning of period	102,702,703	73,521,478	710,097,251	563,609,619	86,710,742	46,178,922	286,788,029	237,443,887

End of period†	$114,479,122	$102,702,703	$793,712,039	$710,097,251	$87,022,301	$86,710,742	$304,257,430	$286,788,029

† Includes accumulated undistributed net investment income (loss)	$592,368	$292,889	$(528,894)	$385,610	$(254,791)	$8,565	$529,242	$337,297

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,488,848	$7,469,987	$852,196	$1,404,099	$(303,159)	$(538,315)
Net realized gain (loss) on investments and foreign currencies	2,953,629	(24,066,544)	4,573,074	18,317,193	9,581,664	7,241,171
Net unrealized gain (loss) on investments and foreign currencies	73,358,467	230,060,677	8,058,482	39,243,996	5,210,825	13,543,147

Net increase (decrease) in net assets resulting from operations	80,800,944	213,464,120	13,483,752	58,965,288	14,489,330	20,246,003

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(11,860,350)	–	(3,330,142)	–	(189,800)
Net realized gain on securities	–	(18,036,370)	–	–	–	–

Total distributions to shareholders	–	(29,896,720)	–	(3,330,142)	–	(189,800)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(32,673,982)	(8,885,544)	(8,049,366)	(8,582,762)	(3,787,569)	(2,579,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,126,962	174,681,856	5,434,386	47,052,384	10,701,761	17,476,462
NET ASSETS:
Beginning of period	809,018,186	634,336,330	209,120,929	162,068,545	95,319,039	77,842,577

End of period†	$857,145,148	$809,018,186	$214,555,315	$209,120,929	$106,020,800	$95,319,039

†Includes accumulated undistributed net investment income (loss)	$12,586,463	$8,097,615	$2,387,368	$1,535,172	$(238,828)	$64,331

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010	For the Six Months Ended November 30, 2010 (Unaudited)	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$27,842,096	$50,373,623	$763,736	$936,936
Net realized gain (loss) on investments and foreign currencies	117,471,111	23,187,928	3,913,628	13,917,853
Net unrealized gain (loss) on investments and foreign currencies	131,465,014	462,406,148	6,292,599	10,913,773

Net increase (decrease) in net assets resulting from operations	276,778,221	535,967,699	10,969,963	25,768,562

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(65,547,002)	–	(3,379,457)
Net realized gain on securities	–	(88,792,364)	–	–

Total distributions to shareholders	–	(154,339,366)	–	(3,379,457)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(83,883,336)	115,680,769	(31,027,156)	(23,079,236)

TOTAL INCREASE (DECREASE) IN NET ASSETS	192,894,885	497,309,102	(20,057,193)	(690,131)
NET ASSETS:
Beginning of period	2,990,588,761	2,493,279,659	155,034,611	155,724,742

End of period†	$3,183,483,646	$2,990,588,761	$134,977,418	$155,034,611

†Includes accumulated undistributed net investment income (loss)	$79,193,016	$51,350,920	$1,601,180	$837,444

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Foreign Value Fund

Global Equity Fund

Global Real Estate Fund

Global Social Awareness Fund

Global Strategy Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Fund

International Growth I Fund

International Government Bond Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Money Market I Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, Inflation Protected Fund, Health Sciences Fund and Global Real Estate Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of November 30, 2010 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables represent the value of derivatives held as of November 30, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended November 30, 2010:

Asset Allocation Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—
Equity contracts(3)	Variation margin on futures contracts	—	Variation margin on futures contracts	—

		$—		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(69)	$—
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	146,109	(49,220)

		$146,040	$(49,220)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for interest rate futures contracts was $133,333
(3)	The average notional amount outstanding for equity futures contracts was $583.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Global Equity Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,872,610	Unrealized depreciation on forward foreign currency contracts	$1,394,918

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$103,500	$2,036,120

	Global Social Awareness Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(3)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$24,527

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$37,458	$679,835

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $75,346,971.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $26,780 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for equity futures contracts was $7,568.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Global Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$5,370,778	Unrealized depreciation on forward foreign currency contracts	$506,774

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$3,567,666	$(1,055,246)

	Growth Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	$42,880	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(118,615)	$45,425

Health Sciences Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)(5)			Call and put options written, at value	$3,987,895

			Call and put options purchased, at value	—

$3,987,895

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)(5)(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$762,065	$1,354,344
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(1,940)	—

		$760,125	$1,354,344

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $162,247,166.
(3)	The average notional amount outstanding for forward foreign currency contracts was $1,390,292.
(4)	The average notional amount outstanding for equity written options contracts was $817,367.
(5)	The average notional amount outstanding for equity purchased options contracts was $500.
(6)	The Put options purchased are included in net realized gain/(loss) on investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	International Equities Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$182,801

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$798,838	$1,721,201

	International Government Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	$20,810	Unrealized depreciation on forward foreign currency contracts	$3,725

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(24,878)	$26,626

	Mid Cap Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(5)(6)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$112,150

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(5)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,719,198	$614,254

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $10,303.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(323,676) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $230,086.
(5)	The average notional amount outstanding for equity futures contracts was $24,583.
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $208,881 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Nasdaq-100® Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$52,440

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$285,184	$302,265

	Small Cap Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$128,330

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$482,169	$986,727

	Stock Index Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(6)(7)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$177,391

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(423,937)	$915,801

(1)	The Fund’s derivative contracts held during the period ended November 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $1,937.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $256,517 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for equity futures contracts was $26,733.
(5)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,295,369 as reported in the Portfolio of Investments.
(6)	The average notional amount outstanding for equity futures contracts was $20,333.
(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(334,831) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended November 30, 2010, the Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of November 30, 2010, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the period ended November 30, 2010, the Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, NASDAQ 100 Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of November 30, 2010, the following Funds had open futures contracts: Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended November 30, 2010, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of November 30, 2010, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

During the period ended November 30, 2010 the following Funds had options written:

	Written Options
	Health Sciences Fund
	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2010	8,742	$4,937,051
Options written	3,876	2,109,249
Options terminated in closing purchase transactions	(2,129)	(697,674)
Options exercised	(850)	(570,598)
Options expired	(2,240)	(558,987)

Options outstanding as of November 30, 2010	7,399	$5,219,041

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.10%	$278,000
Government Securities	8.70%	23,359,000
Growth & Income	0.96%	2,568,000
Large Capital Growth	1.50%	4,037,000
Mid Cap Index	7.61%	20,421,000
Nasdaq-100® Index	1.25%	3,358,000
Small Cap Index	7.49%	20,112,000
Stock Index	5.28%	14,163,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated November 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $268,396,000, a repurchase price of $268,396,075, and maturity date of December 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	1.38%	05/15/13	$274,000,000	$279,425,200

As of November 30, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	35.92%	$35,915,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 30, 2010, bearing interest at a rate of 0.21% per annum, with a principal amount of $100,000,000, a repurchase price of 100,001,583 and maturity date of December 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	$79,609,800	$102,000,056

D. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

E. Investment Securities Loaned

To realize additional income, a Fund may lend portfolio securities with a value of up to 30% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by borrower, less expenses associated with the loan. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction to the cost basis of the securities held. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund@	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth I Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund#	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund†	0.40%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund*	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Global Equity Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million

@	Prior to June 1, 2010, the advisory fee for Growth & Income Fund was 0.75% on all assets.
#	Prior to June 1, 2010, the advisory fee for Global Strategy Fund was 0.50% on all assets.
*	Prior to June 7, 2010, the advisory fee for Dividend Value Fund was 0.77% on the first $250 million, 0.72% on the next $250 million, 0.67% on the next $500 million and 0.62% on assets over $1 billion.
†	The Advisor voluntarily agreed, until further notice, to waive investment advisory fees for the Money Market I Fund. For the period ended November 30, 2010, the amount of investment advisory fees waived were $559,335.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2011. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value@	0.82%
Global Real Estate	0.95%
Government Securities†	0.67%
Growth	0.81%
Growth & Income	0.85%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Maximum Expense Limitation
Inflation Protected	0.65%
International Growth I	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

@	Prior to October 1, 2010, the expense limitation for the Dividend Value Fund was 0.83%.
†	Prior to October 1, 2010, the Government Securities Fund did not have an expense limitation.

For the period ended November 30, 2010, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$49,852
Broad Cap Value Income	46,221
Core Equity	155,131
Dividend Value	157,054
Growth	167,394
Growth & Income	42,878
International Growth I	313,759
Money Market I	1,751
Nasdaq-100® Index	64,347
Small Cap Aggressive Growth	27,510
Small Cap	195,663
Small Cap Special Values	11,734
Small-Mid Growth	141,036
Value	60,561

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the period ended November 30, 2010, VALIC voluntarily waived $109,756 of expenses for the Money Market I Fund (exclusive of investment advisory fees waived by Valic).

VALIC has entered into sub-advisory agreements with the following:

American Century Investment Management, Inc. (“American Century”)†—subadviser for the Growth Fund and a portion of the International Growth I Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC and BlackRock Financial Management, Inc. (collectively “BlackRock”)**—subadviser for the Core Equity Fund, the Global Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Century Capital Management, LLC (“Century Capital”)*—subadviser for a portion of the Small-Mid Growth Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth I Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth I Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

OppenheimerFunds, Inc.—subadviser for the Value Fund.

PineBridge Investments, LLC. (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund and a portion of the Mid Cap Strategic Growth Fund.

RCM Capital Management, LLC—subadviser for a portion of the Science & Technology Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

SunAmerica Asset Management Corp. (“SunAmerica”)**—subadviser for the Government Securities Fund, the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for a portion of the Science & Technology Fund.

Wells Capital Management, Inc. —subadviser for the Large Cap Core Fund, Small Cap Aggressive Growth Fund, a portion of the Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

†	Effective July 16, 2010, with respect to the Growth and International Growth I Funds, American Century Global Investment Management, Inc. (“ACGIM”) was merged with and into American Century, an affiliated investment advisor.
*	Effective August 9, 2010, Century Capital became a co-subadviser of the Small-Mid Growth Fund.
**	Effective June 7, 2010, BlackRock and SunAmerica replaced American Century as co-subadvisers for the Dividend Value Fund.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended November 30, 2010, VC I expensed $5,225,998 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2010, the Series expensed $58,887 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2010, certain directors of VC I have deferred $10,050 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VALIC Company II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. The freeze of future accruals does not apply to Directors that have commenced receiving benefits under the retirement plan on or before December 31, 2008. On May 24, 2010, VC I made lump-sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the Retirement Plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of November 30, 2010	Retirement Plan Expense	Retirement Plan Payments

		For the period ended November 30, 2010
Asset Allocation	$399	$—	$200
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	385	—	193
Core Equity	710	—	355
Dividend Value	—	—	—
Foreign Value	—	—	—
Global Equity	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Retirement Plan Liability as of November 30, 2010	Retirement Plan Expense	Retirement Plan Payments
		For the period ended November 30, 2010
Global Real Estate	$—	$—	$—
Global Social Awareness	852	—	426
Global Strategy	—	—	—
Government Securities	412	—	206
Growth	—	—	—
Growth & Income	258	—	129
Health Sciences	—	—	—
Inflation Protected	—	—	—
International Equities	2,687	—	1,344
International Government Bond	489	—	245
International Growth I	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	6,374	—	3,187
Mid Cap Strategic Growth	—	—	—
Money Market I	1,901	—	951
NASDAQ-100 Index	—	—	—
Science & Technology	2,182	—	1,092
Small Cap Aggressive Growth	—	—	—
Small Cap	—	—	—
Small Cap Index	2,415	—	1,208
Small Cap Special Values	—	—	—
Small-Mid Growth	—	—	—
Stock Index	9,531	—	4,765
Value	—	—	—

At November 30, 2010, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AGL
Asset Allocation	100.00%	—
Blue Chip Growth	99.97%	*
Broad Cap Value Income	100.00%	—
Capital Conservation	100.00%	—
Core Equity	100.00%	—
Dividend Value	99.97%	*
Foreign Value	100.00%	—
Global Equity	100.00%	—
Global Real Estate	100.00%	—
Global Social Awareness	100.00%	—
Global Strategy	100.00%	—
Government Securities	96.80%	—
Growth	100.00%	—
Growth & Income	96.23%	—
Health Sciences	99.96%	*
Inflation Protected	100.00%	—
International Equities	97.81%	*
International Government Bond	100.00%	—
International Growth I	100.00%	—
Large Cap Core	100.00%	—
Large Capital Growth	100.00%	—
Mid Cap Index	98.88%	*
Mid Cap Strategic Growth	100.00%	—
Money Market I	80.76%	18.16%
Nasdaq-100® Index	96.48%	*

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	VALIC	AGL
Science & Technology	99.80%	*
Small Cap	100.00%	—
Small Cap Aggressive Growth	100.00%	0.00%
Small Cap Index	98.83%	*
Small Cap Special Values	100.00%	—
Small-Mid Growth	100.00%	—
Stock Index	97.85%	*
Value	100.00%	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/2010	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2010
Stock Index	American International Group, Inc.	$—	$1,432,890	$70,314	$101,297	$(717,028)	$958,403	$1,643,342
International Growth I	AIA Group, Ltd.	—	—	307,198	339,860	32,662	—	—

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Growth Fund	International Growth I Fund	Value Fund
J.P. Morgan Securities (Asia Pacific) Ltd.	$375	$2,595	$—
J.P. Morgan Securities, Inc.	82,785	21,113	—
J.P. Morgan Securities, Ltd.	2,820	26,779	—
Oppenheimer & Co., Inc.	—	—	400
Cazenove & Co.	696	2,484	—
J.P. Morgan Clearing Corp.	584	5,174	—
J.P. Morgan Chase & Co	—	91	—
J.P. Morgan Broking HK, Ltd.	245	3,900	—
J.P. Morgan Securities Australia, Ltd.	711	2,033	—

On October 22, 2010, the International Growth I Fund purchased 120,000 shares of AIA Group LTD. The Fund is prohibited from acquiring shares issued by AIA Group LTD, which is an affiliate of SunAmerica Asset Management Corp., the administrator of the VC I funds. On October 29, 2010 the 120,000 shares were sold to correct this error, resulting in a gain of $32,662 to the Fund.

On November 23, 2010, the Mid Cap Index Fund sold 140 Russell 2000 Mini futures contracts that the Fund did not own. The Fund has an investment restriction that prohibits it from engaging in short sales except to the extent the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short (“short sales against the box”). The short position was closed on November 23, 2010, resulting in a gain of $22,810 to the Fund.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $0 and $761,000 for the periods ended November 30, 2010 and May 31, 2010, respectively.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to Government Securities Fund, Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Large Capital Growth Fund and the Funds’ administrator, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2010, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$84,740,503	$75,110,178	$7,180,521	$20,734,620
Blue Chip Growth	56,602,930	132,297,944	—	—
Broad Cap Value Income	1,902,940	1,519,832	—	—
Capital Conservation	106,570,076	93,718,819	42,999,352	34,598,278
Core Equity	123,827,227	133,546,358	—	—
Dividend Value	109,942,878	98,810,855	—	—
Foreign Value	165,545,679	88,812,109	—	—
Global Equity	115,555,641	125,116,265	—	—
Global Real Estate	90,337,364	129,415,065	—	—
Global Social Awareness	158,771,852	161,229,487	—	—
Global Strategy	49,790,419	27,971,266	—	—
Government Securities	—	—	204,425,385	200,689,985
Growth	334,443,828	366,082,254	—	—
Growth & Income	56,701,157	60,821,995	—	—
Health Sciences	27,225,588	33,235,250	—	—
Inflation Protected	64,729,001	61,538,203	7,954,988	1,175,065
International Equities	247,799,060	252,348,331	—	—
International Government Bond	74,546,172	67,476,174	11,165,082	13,970,873
International Growth I	160,576,752	168,127,612	—	—
Large Cap Core	54,578,478	49,250,748	—	—
Large Capital Growth	264,258,287	278,051,320	—	—
Mid Cap Index	293,838,091	242,477,497	—	—
Mid Cap Strategic Growth	143,707,616	152,029,873	—	—
Nasdaq-100® Index	1,116,000	2,950,054	—	—
Science & Technology	404,811,318	443,330,170	—	—
Small Cap Aggressive Growth	26,926,946	31,160,184	—	—
Small Cap	46,690,487	57,651,223	—	—
Small Cap Index	79,825,659	93,889,177	—	—
Small Cap Special Values	28,653,298	41,203,931	—	—
Small-Mid Growth	76,348,932	80,137,115	—	—
Stock Index	294,796,287	338,126,332	—	—
Value	75,996,288	107,190,055	—	—

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, security lending partnership, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2010.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$126,189,728	$11,374,520	$(4,282,824)	$7,091,696
Blue Chip Growth	331,098,615	101,069,753	(5,885,567)	95,184,186
Broad Cap Value Income	21,983,610	2,571,336	(2,148,029)	423,307
Capital Conservation	146,255,336	4,756,314	(1,310,119)	3,446,195
Core Equity	243,307,798	21,469,869	(14,319,893)	7,149,976
Dividend Value	138,141,592	13,765,544	(8,818,029)	4,947,515
Foreign Value	964,926,315	87,828,149	(122,315,357)	(34,487,208)
Global Equity	240,213,105	21,860,519	(7,712,355)	14,148,164
Global Real Estate	249,352,057	44,994,073	(20,171,043)	24,823,030

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Social Awareness	$288,952,945	$22,653,927	$(31,419,316)	$(8,765,389)
Global Strategy	465,445,551	43,492,692	(39,482,119)	4,010,573
Government Securities	131,798,551	2,843,250	(1,170,939)	1,672,311
Growth	682,156,071	116,642,308	(22,609,697)	94,032,611
Growth & Income	84,686,643	6,366,241	(4,004,815)	2,361,426
Health Sciences	166,031,547	31,024,636	(18,488,696)	12,535,940
Inflation Protected	236,480,807	18,130,967	(2,204,575)	15,926,392
International Equities	965,010,761	78,019,240	(120,983,834)	(42,964,594)
International Government Bond*	150,680,952	8,651,520	(3,779,732)	4,871,788
International Growth I	536,180,126	72,952,963	(33,968,229)	38,984,734
Large Cap Core	127,638,913	20,177,246	(4,282,698)	15,894,548
Large Capital Growth	335,025,506	64,570,878	(7,492,536)	57,078,342
Mid Cap Index	2,525,816,246	409,480,788	(275,756,272)	133,724,516
Mid Cap Strategic Growth	292,374,114	55,955,791	(15,421,438)	40,534,353
Money Market I	492,381,051	—	—	—
NASDAQ-100 Index	88,993,372	41,248,367	(7,468,813)	33,779,554
Science & Technology	750,050,181	157,325,021	(48,785,973)	108,539,048
Small Cap Aggressive Growth	87,528,143	15,158,879	(8,112,937)	7,045,942
Small Cap	308,346,789	69,099,998	(21,906,952)	47,193,046
Small Cap Index	973,638,217	166,771,994	(165,315,022)	1,456,972
Small Cap Special Values	245,255,021	27,246,874	(24,784,677)	2,462,197
Small -Mid Growth	101,910,318	21,503,534	(2,678,294)	18,825,240
Stock Index	3,012,748,053	851,158,332	(444,441,475)	406,716,857
Value	129,179,035	11,894,015	(5,991,213)	5,902,802

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2010.

The tax basis distributable earnings at May 31, 2010 and the tax character of distributions paid during the year ended May 31, 2010 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2010
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Asset Allocation	$2,715,898	$(15,817,179)	$1,271,051	$3,536,552	$—	$—
Blue Chip Growth	119,702	(75,083,954)	60,055,989	906,871	—	—
Broad Cap Value	147,180	(3,065,554)	(1,000,090)	392,535	—	—
Capital Conservation	4,458,795	(7,280,667)	2,444,031	5,565,027	—	—
Core Equity	2,800,192	(178,680,171)	(719,563)	4,266,857	—	—
Dividend Value	1,825,993	(31,258,824)	(7,294,218)	2,814,896	—	—
Foreign Value	15,731,924	(133,957,513)	(113,434,466)	19,659,718	—	—
Global Equity	4,183,530	(115,456,496)	(9,700,783)	776,371	—	—
Global Real Estate	1,429,067	(12,850,339)	20,701,092	29,386,642	—	—
Global Social Awareness	4,394,060	(153,909,626)	(33,177,244)	6,920,505	—	—
Global Strategy	15,032,226	(33,009,625)	(18,393,360)	37,023,590	—	—
Government Securities	3,525,295	(1,708,494)	3,272,796	4,944,289	—	—
Growth	4,427,099	(217,336,180)	36,123,952	5,393,175	—	—
Growth & Income	1,024,852	(32,442,960)	(3,964,350)	1,839,824	—	—
Health Sciences	—	—	5,739,106	—	—	—
Inflation Protected	2,548,269	(5,053,240)	5,453,990	1,609,469	—	—
International Equities	21,673,371	(175,941,319)	(144,447,644)	21,427,547	—	—
International Government Bond*	7,384,808	(1,880,308)	13,222,834	5,920,505	—	—
International Growth I	7,721,219	(103,769,194)	(24,945,125)	9,737,177	—	—
Large Cap Core	1,332,992	(4,825,332)	3,597,033	1,374,980	—	—
Large Capital Growth	1,487,778	(45,435,433)	25,204,105	2,659,901	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2010
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Mid Cap Index	$23,588,821	$(6,619,285)	$(84,160,981)	$30,526,650	$43,038,625	$—
Mid Cap Strategic Growth	117,016	(40,084,767)	1,173,025	1,285,857	—	—
Money Market I	8,481	(1,390,231)	—	263,152	—	—
Nasdaq-100® Index	269,803	(2,812,380)	21,231,891	233,954	—	—
Science & Technology	—	(691,195,026)	35,526,681	640,946	—	—
Small Cap Aggressive Growth	—	(4,148,753)	3,856,012	6,652	—	—
Small Cap	464,753	(63,162,266)	19,309,572	1,281,689	—	—
Small Cap Index	7,379,062	(59,324,114)	(70,914,768)	14,099,262	15,797,458	—
Small Cap Special Values	1,330,222	(56,993,678)	(5,596,285)	3,330,142	—	—
Small-Mid Growth	—	(34,244,334)	13,614,415	189,800	—	—
Stock Index	57,075,132	42,900,308	276,167,644	65,614,118	88,725,248	—
Value	999,315	(73,848,982)	(389,797)	3,379,457	—	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2010.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2010, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2011	2012	2013	2014	2015	2016	2017	2018
Asset Allocation	$—	$—	$—	$—	$—	$—	$8,169,384	$7,647,795
Blue Chip Growth	154,910	—	—	—	—	—	25,811,627	49,117,417
Broad Cap Value	—	—	—	—	—	—	1,290,353	1,775,201
Capital Conservation	—	—	—	—	—	—	7,280,667	—
Core Equity	73,134,761	32,639,490	—	—	—	—	24,335,917	48,570,003
Dividend Value	—	—	—	—	—	—	9,349,929	21,908,895
Foreign Value	—	—	—	—	—	—	619,077	133,338,436
Global Equity	—	—	—	—	—	—	43,581,265	71,875,231
Global Real Estate	—	—	—	—	—	—	3,471,144	9,379,195
Global Social Awareness	—	—	—	—	—	—	52,193,261	101,716,365
Global Strategy	—	—	—	—	—	—	5,707,963	27,301,662
Government Securities	—	—	—	—	1,708,494	—	—	—
Growth	1,573,371	—	—	1,130,162	47,815,438	—	66,892,027	99,925,182
Growth & Income	—	—	—	—	—	—	13,966,026	18,476,934
Health Sciences	—	—	—	—	—	—	—	—
Inflation Protected	—	—	—	17,841	478,150	34,179	1,235,563	3,287,507
International Equities	—	—	—	—	—	—	47,768,559	128,172,760
International Government Bond*	—	—	—	—	—	—	1,729,701	92,586
International Growth I	17,227,965	—	—	—	—	—	26,569,259	59,971,970
Large Cap Core	—	—	—	—	—	—	4,640,985	184,347
Large Capital Growth	—	—	—	—	—	—	16,394,045	29,041,388
Mid Cap Index	—	—	—	—	—	—	—	6,619,285
Mid Cap Strategic Growth	—	—	—	—	—	—	26,700,811	13,383,956
Money Market I	—	—	—	—	—	—	1,390,231	—
Nasdaq-100® Index	—	—	—	—	—	—	1,504,725	1,307,655
Science & Technology	404,504,281	171,964,888	—	—	—	—	38,732,224	75,993,633
Small Cap Aggressive Growth	—	—	—	—	—	—	3,524,627	624,126
Small Cap	—	—	—	—	—	—	33,895,635	29,266,631
Small Cap Index	—	—	—	—	—	—	—	59,324,114
Small Cap Special Values	—	—	—	—	—	—	18,913,026	38,080,652
Small-Mid Growth	—	—	—	—	—	—	26,489,534	7,754,800
Stock Index	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	25,251,924	48,597,058

*	The Capital Loss Carryforward for International Government Bond Fund are for the 12 months ended, September 30, 2010.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2010, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post- October Currency Loss
Asset Allocation	$—	$—
Blue Chip Growth	181,925	2,044
Broad Cap Value	58,602	—
Capital Conservation	—	—
Core Equity	3,566,875	—
Dividend Value	1,521,077	141
Foreign Value	4,026,150	509,692
Global Equity	771,501	2,091,210
Global Real Estate	—	24,193
Global Social Awareness	8,468,062	56,172
Global Strategy	2,310,674	—
Government Securities	820,242	—
Growth	—	—
Growth & Income	683,572	—
Health Sciences	—	10,290
Inflation Protected	822,483	29,425
International Equities	1,865,080	57,541
International Government Bond*	—	—
International Growth I	—	217,869
Large Cap Core	—	11,453
Large Capital Growth	1,869,815	1,161
Mid Cap Index	—	—
Mid Cap Strategic Growth	187,007	13,791
Money Market I	362	—
Nasdaq-100® Index	—	—
Science & Technology	—	25,288
Small Cap Aggressive Growth	—	—
Small Cap	1,705,880	509
Small Cap Index	—	—
Small Cap Special Values	525,788	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

*	The deferred Post-October Capital Loss for International Government Bond Fund is for the tax year ended September 30, 2010.

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	818,475	$8,001,837	1,647,344	$15,204,827	1,191,707	$10,508,787	5,937,937	$49,573,110
Reinvested dividends	—	—	380,684	3,536,552	—	—	102,125	906,871
Shares redeemed	(1,373,447)	(13,396,628)	(2,170,113)	(20,074,556)	(9,596,745)	(88,162,258)	(7,160,281)	(61,959,084)

Net increase (decrease)	(554,972)	$(5,394,791)	(142,085)	$(1,333,177)	(8,405,038)	$(77,653,471)	(1,120,219)	$(11,479,103)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	263,396	$2,324,681	333,019	$2,840,535	2,417,707	$23,246,312	3,082,722	$28,557,117
Reinvested dividends	—	—	45,015	392,535	—	—	614,241	5,565,027
Shares redeemed	(188,459)	(1,654,843)	(371,172)	(3,182,983)	(1,522,894)	(14,814,796)	(2,212,449)	(20,394,601)

Net increase (decrease)	74,937	$669,838	6,862	$50,087	894,813	$8,431,516	1,484,514	$13,727,543

	Core Equity				Dividend Value
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	275,204	$2,958,295	498,616	$5,277,342	2,344,946	$17,746,728	2,841,671	$20,593,657
Reinvested dividends	—	—	390,738	4,266,857	—	—	371,358	2,814,896
Shares redeemed	(1,451,098)	(15,755,608)	(2,353,176)	(25,042,235)	(1,130,696)	(8,906,754)	(2,091,068)	(15,451,260)

Net increase (decrease)	(1,175,894)	$(12,797,313)	(1,463,822)	$(15,498,036)	1,214,250	$8,839,974	1,121,961	$7,957,293

	Foreign Value				Global Equity
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,180,672	$98,875,374	14,254,969	$116,684,981	1,257,805	$9,267,576	2,164,619	$15,714,941
Reinvested dividends	—	—	2,291,342	19,659,718	—	—	104,773	776,371
Shares redeemed	(5,232,428)	(44,580,930)	(9,597,863)	(79,939,310)	(2,519,247)	(18,615,258)	(4,489,509)	(32,102,263)

Net increase (decrease)	6,948,244	$54,294,444	6,948,448	$56,405,389	(1,261,442)	$(9,347,682)	(2,220,117)	$(15,610,951)

	Global Real Estate				Global Social Awareness
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,213,843	$9,678,993	2,639,034	$19,571,555	1,103,520	$14,425,245	1,497,225	$19,027,134
Reinvested dividends	—	—	3,955,134	29,386,642	—	—	522,302	6,920,505
Shares redeemed	(6,196,183)	(52,010,049)	(4,831,327)	(36,934,934)	(2,397,190)	(33,255,490)	(5,868,281)	(72,559,901)

Net increase (decrease)	(4,982,340)	$(42,331,056)	1,762,841	$12,023,263	(1,293,670)	$(18,830,245)	(3,848,754)	$(46,612,262)

	Global Strategy				Government Securities
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,578,754	$51,082,001	2,455,952	$26,016,480	794,582	$8,721,609	1,794,178	$19,051,830
Reinvested dividends	—	—	3,601,517	37,023,590	—	—	477,709	4,944,289
Shares redeemed	(1,619,681)	(17,171,372)	(3,585,244)	(37,852,890)	(1,378,882)	(15,036,624)	(4,339,793)	(45,799,529)

Net increase (decrease)	2,959,073	$33,910,629	2,472,225	$25,187,180	(584,300)	$(6,315,015)	(2,067,906)	$(21,803,410)

	Growth				Growth & Income
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	853,685	$8,131,867	1,636,121	$14,562,490	209,523	$2,248,318	602,851	$6,448,835
Reinvested dividends	—	—	581,161	5,393,175	—	—	168,946	1,839,824
Shares redeemed	(4,184,810)	(40,159,290)	(6,715,519)	(60,577,673)	(571,801)	(6,175,105)	(1,035,035)	(11,075,123)

Net increase (decrease)	(3,331,125)	$(32,027,423)	(4,498,237)	$(40,622,008)	(362,278)	$(3,926,787)	(263,238)	$(2,786,464)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	561,047	$5,127,821	1,322,475	$11,980,833	2,481,361	$26,002,717	7,833,099	$76,797,761
Reinvested dividends	—	—	—	—	—	—	164,399	1,609,469
Shares redeemed	(1,606,095)	(14,853,280)	(2,245,318)	(19,684,359)	(1,609,584)	(17,218,036)	(1,543,211)	(15,208,887)

Net increase (decrease)	(1,045,048)	$(9,725,459)	(922,843)	$(7,703,526)	871,777	$8,784,681	6,454,287	$63,198,343

	International Equities				International Government Bond
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,284,017	$43,337,060	14,956,126	$85,257,456	1,186,397	$15,382,036	2,171,142	$26,496,357
Reinvested dividends	—	—	3,595,226	21,427,547	—	—	489,298	5,920,505
Shares redeemed	(9,367,733)	(54,644,923)	(14,250,721)	(84,396,626)	(1,243,911)	(15,956,043)	(3,267,466)	(39,587,465)

Net increase (decrease)	(2,083,716)	$(11,307,863)	4,300,631	$22,288,377	(57,514)	$(574,007)	(607,026)	$(7,170,603)

	International Growth I				Large Cap Core
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,067,434	$42,895,630	4,705,647	$44,658,359	3,007,590	$28,186,432	2,281,757	$21,668,794
Reinvested dividends	—	—	987,543	9,737,177	—	—	141,751	1,374,980
Shares redeemed	(4,465,215)	(43,584,398)	(7,134,548)	(67,891,667)	(3,022,716)	(31,279,644)	(2,329,624)	(21,069,838)

Net increase (decrease)	(397,781)	$(688,768)	(1,441,358)	$(13,496,131)	(15,126)	$(3,093,212)	93,884	$1,973,936

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	434,217	$4,345,740	1,062,143	$10,120,144	5,019,585	$91,261,660	5,224,687	$83,782,005
Reinvested dividends	—	—	266,790	2,659,901	—	—	4,496,655	73,565,275
Shares redeemed	(2,233,849)	(22,478,310)	(3,611,699)	(35,155,537)	(5,419,413)	(94,741,146)	(11,541,589)	(186,853,714)

Net increase (decrease)	(1,799,632)	$(18,132,570)	(2,282,766)	$(22,375,492)	(399,828)	$(3,479,486)	(1,820,247)	$(29,506,434)

	Mid Cap Strategic Growth				Money Market I
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,773,850	$20,073,820	1,701,894	$15,696,112	111,325,003	$111,325,003	532,624,636	$532,624,636
Reinvested dividends	—	—	133,388	1,285,857	25,776	25,776	263,152	263,152
Shares redeemed	(1,542,328)	(15,923,395)	(2,950,929)	(28,043,019)	(160,314,797)	(160,314,797)	(603,820,169)	(603,820,169)

Net increase (decrease)	231,522	$4,150,425	(1,115,647)	$(11,061,050)	(48,964,018)	$(48,964,018)	(70,932,381)	$(70,932,381)

	Nasdaq-100® Index				Science & Technology
	For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (Unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,530,909	$8,180,660	4,781,443	$22,156,270	827,800	$11,232,710	3,619,808	$44,805,576
Reinvested dividends	—	—	47,168	233,954	—	—	49,647	640,946
Shares redeemed	(2,071,786)	(10,907,574)	(3,298,187)	(16,062,581)	(3,508,199)	(47,754,828)	(5,233,610)	(65,689,861)

Net increase (decrease)	(540,877)	$(2,726,914)	1,530,424	$6,327,643	(2,680,399)	$(36,522,118)	(1,564,155)	$(20,243,339)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Small Cap Aggressive				Small Cap
	For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,397,769	$13,265,015	3,000,874	$27,703,994	1,147,915	$9,225,202	1,165,502	$8,716,814
Reinvested dividends	—	—	739	6,652	—	—	166,670	1,281,689
Shares redeemed	(2,172,114)	(21,352,908)	(745,517)	(6,755,954)	(2,895,427)	(23,878,339)	(3,975,307)	(30,335,661)

Net increase (decrease)	(774,345)	$(8,087,893)	2,256,096	$20,954,692	(1,747,512)	$(14,653,137)	(2,643,135)	$(20,337,158)

	Small Cap Index				Small Cap Special Values
	For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,761,000	$21,083,696	3,827,930	$42,877,305	866,425	$6,863,359	1,881,779	$13,237,277
Reinvested dividends	—	—	2,643,388	29,896,720	—	—	439,913	3,330,142
Shares redeemed	(4,455,068)	(53,757,678)	(7,167,309)	(81,659,569)	(1,876,069)	(14,912,725)	(3,311,954)	(25,150,181)

Net increase (decrease)	(2,694,068)	$(32,673,982)	(695,991)	$(8,885,544)	(1,009,644)	$(8,049,366)	(990,262)	$(8,582,762)

	Small-Mid Growth				Stock Index
	For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010		For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	406,657	$3,559,865	767,420	$6,207,689	4,565,054	$102,064,869	11,224,448	$240,781,531
Reinvested dividends	—	—	22,950	189,800	—	—	6,933,485	154,339,366
Shares redeemed	(832,707)	(7,347,434)	(1,089,247)	(8,977,230)	(8,143,917)	(185,948,205)	(12,560,079)	(279,440,128)

Net increase (decrease)	(426,050)	$(3,787,569)	(298,877)	$(2,579,741)	(3,578,863)	$(83,883,336)	5,597,854	$115,680,769

	Value
	For the six months ended November 30, 2010 (unaudited)		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	514,676	$4,258,781	2,387,928	$20,018,505
Reinvested dividends	—	—	398,521	3,379,457
Shares redeemed	(4,222,385)	(35,285,937)	(5,701,781)	(46,477,198)

Net increase (decrease)	(3,707,709)	$(31,027,156)	(2,915,332)	$(23,079,236)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Funds’ expenses have been reduced. For the period ended November 30, 2010, the amount of expense reductions received by each fund, used to offset the Funds’ non-affiliated expenses, were as follows:

Fund	Expense Reductions
Asset Allocation	$173
Blue Chip Growth	2,967
Broad Cap Value Income	675
Core Equity	4,344
Foreign Value	1,181
Global Real Estate	1,550
Global Social Awareness	22,539
Global Strategy	1,067
Growth & Income	1,803
Health Sciences	1,801
International Growth I	990
Large Cap Core	10,862
Large Capital Growth	10,655

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Expense Reductions
Mid Cap Strategic Growth	$27,993
Science & Technology	45,238
Small Cap Aggressive Growth	19,493
Small Cap	4,166
Small Cap Special Values	7,999
Small-Mid Growth	6,259

Note 8 — Investment Concentration

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, Government Securities Fund, and Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 37.8%, 28.6% and 50.0%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Equity Fund, Global Real Estate Fund, Global Strategy Fund, Global Social Awareness Fund and the International Government Bond Fund. The International Equities Fund had 19.4% and 17.7% of its net assets invested in equity securities domiciled in Japan and the United Kingdom, respectively. The International Growth I Fund had 19.0% and 11.4% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The Foreign Value had 20.4% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Equity Fund had 8.0% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Real Estate Fund had 8.0% of its net assets invested in equity securities domiciled in Japan. The Global Strategy Fund had 8.6% of its net assets invested in equity securities domiciled in South Korea. The Global Social Awareness Fund had 11.2% and 8.0% of its net assets invested in equity securities domiciled in the Japan and the United Kingdom, respectively. The International Government Bond Fund had 18.1% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2010, the Global Real Estate Fund had 70.7% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Lines of Credit

The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line of credit. State Street’s discretionary bid rate is used on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when a Fund’s shortfall exceeds $100,000. For the period ended November 30, 2010, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	4	$152	$915,639	1.50%
Capital Conservation	1	87	2,101,352	1.48%
Core Equity	43	329	183,489	1.50%
Foreign Value	1	848	19,940,909	1.53%
Global Real Estate	25	631	609,718	1.49%
Global Strategy	3	96	766,934	1.50%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Growth	14	$158	$273,806	1.50%
International Growth I	48	1,453	715,922	1.52%
Large Cap Core	11	339	749,201	1.48%
Mid Cap Strategic Growth	2	20	247,297	1.49%
Science & Technology	7	60	206,176	1.49%
Small Cap Aggressive Growth	24	251	252,331	1.49%
Small Cap	13	58	106,261	1.52%
Small-Mid Growth	5	37	177,004	1.49%
Value	18	597	781,386	1.53%

As of November 30, 2010, the following funds had an outstanding borrowing:

Fund	Amount
Global Strategy	$558,690

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2010, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the board of directors. The affiliated Funds involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period November 30, 2010, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip Growth	$—	$140,685	$(8,955)
Core Equity	590,688	58,513	18,867
Growth	367,896	804,049	44,379
International Growth I	236,501	439,402	127,943
Large Capital Growth	3,175,429	327,914	42,392
Mid Cap Strategic Growth	—	1,043,310	(346,931)
Science & Technology	16,080	—	—
Small Cap	36,432	4,364,716	586,962
Value	184,895	281,664	(41,988)

Note 12 — Subsequent Events

Value Fund. On January 25, 2011, the Board of VC I approved the termination of OppenheimerFunds, Inc. as the sub-adviser to the Value Fund and approved the appointment of Wellington Management Company, LLP as sub-adviser to the Fund. The Fund’s investment objective will change from seeking “capital appreciation” to seeking “long-term total return, which consists of capital appreciation and income.” Management anticipates that the change of subadviser will occur on or about March 14, 2011.

Mid Cap Strategic Growth Fund. On January 25, 2011, the Board of VC I approved the termination of PineBridge Investments, LLC as the sub-adviser to the Mid Cap Strategic Growth Fund and approved the appointment of RCM Capital Management, LLC as a co-sub-adviser to the Fund. Morgan Stanley Investment Management, Inc. will continue to manage a portion of the assets of the Fund. The change of sub-adviser did not result in any changes to the Fund’s principal investment objective, principal investment strategies or to the principal risks of investing in the Fund. Management anticipates that the change of subadviser will occur on or about March 14, 2001.

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund										Blue Chip Growth Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,								Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008		2007	2006				2010	2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.38		$8.08		$10.68	$12.16		$12.01	$12.28		$8.77		$7.29	$10.54	$10.80		$8.92	$8.32

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.20		0.25	0.31		0.34	0.33		0.00		0.00	0.02	0.03		0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	0.73		1.36		(2.06)	(0.75)		1.71	0.31		1.23		1.50	(3.25)	(0.23)		1.87	0.58

Total income (loss) from investment operations	0.85		1.56		(1.81)	(0.44)		2.05	0.64		1.23		1.50	(3.23)	(0.20)		1.90	0.61

Distributions from:
Net investment income	–		(0.26)		(0.34)	(0.35)		(0.21)	(0.16)		–		(0.02)	(0.01)	(0.02)		(0.02)	(0.01)
Net realized gain on securities	–		–		(0.45)	(0.69)		(1.69)	(0.75)		–		–	(0.01)	(0.04)		–	–
Return of capital	–		–		–	–		–	–		–		–	–	–		–	–

Total distributions	–		(0.26)		(0.79)	(1.04)		(1.90)	(0.91)		–		(0.02)	(0.02)	(0.06)		(0.02)	(0.01)

Net asset value at end of period	$10.23		$9.38		$8.08	$10.68		$12.16	$12.01		$10.00		$8.77	$7.29	$10.54		$10.80	$8.92

TOTAL RETURN(a)	9.06%		19.38	%(e)	(16.41)%	(3.84	)%(g)	18.14%	5.36	%(e)	14.03%		20.54%	(30.63)%	(1.84	)%(h)	21.30%	7.35	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78	%@	0.78%		0.73%	0.69%		0.70%	0.72%		0.85	%@	0.85%	0.85%	0.87%		0.96%	1.01%
Ratio of expenses to average net assets(c)	0.78	%@	0.78%		0.73%	0.69%		0.70%	0.72%		0.87	%@	0.88%	0.89%	0.91%		0.99%	1.02%
Ratio of expense reductions to average net assets	0.00	%@	0.00%		0.02%	0.00%		0.00%	–		0.00	%@	0.00%	0.00%	0.00%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.37	%@	2.18%		2.88%	2.71%		2.87%	2.67%		0.02	%@	0.01%	0.29%	0.31%		0.35%	0.35%
Ratio of net investment income (loss) to average net assets(c)	2.37	%@	2.18%		2.88%	2.71%		2.87%	2.67%		0.00	%@	(0.02)%	0.25%	0.27%		0.32%	0.34%
Portfolio turnover rate	73%		143%		108%	124%		129%	148%		14%		47%	58%	20%		25%	30%
Number of shares outstanding at end of period (000’s)	12,996		13,551		13,693	14,626		14,567	13,666		40,048		48,453	49,573	39,703		10,495	7,325
Net assets at end of period (000’s)	$132,958		$127,129		$110,655	$156,260		$177,095	$164,117		$400,375		$424,966	$361,592	$418,429		$113,352	$65,366

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(h)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund								Capital Conservation Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,				December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2010#		Year Ended May 31,
			2010	2009	2008	2007					2010		2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$8.69		$7.12	$10.54	$12.65	$10.21	$10.00		$9.38		$8.78		$9.54	$9.91	$9.45	$9.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.16	0.20	0.19	0.17	0.05		0.16		0.34		0.43	0.52	0.48	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	0.52		1.58	(3.41)	(1.69)	2.38	0.18		0.28		0.70		(0.46)	(0.31)	0.13	(0.41)

Total income (loss) from investment operations	0.59		1.74	(3.21)	(1.50)	2.55	0.23		0.44		1.04		(0.03)	0.21	0.61	–

Distributions from:
Net investment income	–		(0.17)	(0.21)	(0.19)	(0.11)	(0.02)		–		(0.44)		(0.73)	(0.58)	(0.15)	(0.21)
Net realized gain on securities	–		–	(0.00)	(0.42)	–	–		–		–		–	–	–	–
Return of capital	–		–	–	–	–	–		–		–		–	–	–	–

Total distributions	–		(0.17)	(0.21)	(0.61)	(0.11)	(0.02)		–		(0.44)		(0.73)	(0.58)	(0.15)	(0.21)

Net asset value at end of period	$9.28		$8.69	$7.12	$10.54	$12.65	$10.21		$9.82		$9.38		$8.78	$9.54	$9.91	$9.45

TOTAL RETURN(a)	6.79%		24.41%	(30.34)%	(12.08)%	25.09%	2.28%		4.69%		12.04	%(e)(f)	(0.06)%	2.09%	6.46%	(0.02)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85	%@	0.67	%@	0.69%		0.69%	0.68%	0.67%	0.70%
Ratio of expenses to average net assets(c)	1.29	%@	1.14%	1.26%	1.03%	1.05%	3.41	%@	0.67	%@	0.69%		0.69%	0.68%	0.67%	0.70%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	–	–		–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.59	%@	1.90%	2.57%	1.65%	1.50%	2.40	%@	3.27	%@	3.71%		4.83%	5.27%	4.89%	4.65%
Ratio of net investment income (loss) to average net assets(c)	1.15	%@	1.61%	2.16%	1.47%	1.30%	(0.16	)%@	3.27	%@	3.71%		4.83%	5.27%	4.89%	4.65%
Portfolio turnover rate	7%		22%	24%	21%	27%	194%		94%		170%		122%	136%	203%	174%
Number of shares outstanding at end of period (000’s)	2,412		2,337	2,330	2,481	2,582	2,663		14,766		13,871		12,387	13,389	17,897	22,200
Net assets at end of period (000’s)	$22,379		$20,302	$16,590	$26,151	$32,646	$27,203		$145,023		$130,157		$108,805	$127,695	$177,290	$209,742

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund										Dividend Value Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,								Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008		2007		2006			2010	2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$10.77		$9.24		$13.85	$15.37		$13.00		$12.37	$7.45		$6.49	$10.66	$12.98		$10.41	$9.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.14		0.17	0.12		0.12		0.13	0.11		0.12	0.18	0.20		0.19	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	0.65		1.59		(4.66)	(1.50)		2.35		0.56	0.59		1.02	(3.64)	(1.89)		2.47	0.46

Total income (loss) from investment operations	0.71		1.73		(4.49)	(1.38)		2.47		0.69	0.70		1.14	(3.46)	(1.69)		2.66	0.63

Distributions from:
Net investment income	–		(0.20)		(0.12)	(0.14)		(0.10)		(0.06)	–		(0.18)	(0.24)	(0.22)		(0.09)	(0.09)
Net realized gain on securities	–		–		–	–		–		–	–		–	(0.47)	(0.41)		–	–
Return of capital	–		–		–	–		–		–	–		–	–	–		–	–

Total distributions	–		(0.20)		(0.12)	(0.14)		(0.10)		(0.06)	–		(0.18)	(0.71)	(0.63)		(0.09)	(0.09)

Net asset value at end of period	$11.48		$10.77		$9.24	$13.85		$15.37		$13.00	$8.15		$7.45	$6.49	$10.66		$12.98	$10.41

TOTAL RETURN(a)	6.59%		18.73	%(h)	(32.34)%	(9.00	)%(f)	19.02	%(e)	5.62%	9.40%		17.49%	(32.20)%	(13.28	)%(g)	25.67%	6.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%		0.82%	0.85%		0.85%		0.85%	0.83	%@	0.83%	0.83%	0.83%		0.83%	0.83%
Ratio of expenses to average net assets(c)	0.94	%@	0.95%		0.95%	0.91%		0.90%		0.90%	1.05	%@	1.00%	0.97%	0.92%		0.92%	0.92%
Ratio of expense reductions to average net assets	0.00	%@	0.00%		0.00%	0.00%		0.00%		0.01%	–		–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.02	%@	1.30%		1.65%	0.84%		0.85%		1.03%	2.88	%@	1.60%	2.35%	1.75%		1.61%	1.67%
Ratio of net investment income (loss) to average net assets(c)	0.88	%@	1.16%		1.52%	0.78%		0.79%		0.99%	2.65	%@	1.43%	2.21%	1.65%		1.51%	1.58%
Portfolio turnover rate	58%		103%		88%	69%		110%		39%	76%		41%	39%	37%		30%	109%
Number of shares outstanding at end of period (000’s)	19,269		20,445		21,909	25,275		29,484		36,132	17,565		16,350	15,228	16,855		19,083	22,207
Net assets at end of period (000’s)	$221,141		$220,172		$202,490	$349,995		$453,147		$469,770	$143,174		$121,769	$98,820	$179,697		$247,711	$231,228

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by 0.16% from a reimbursement by an affiliate.
(h)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund								Global Equity Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,				December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2010#		Year Ended May 31,					December 5, 2005* to May 31, 2006
			2010	2009	2008	2007					2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.74		$7.26	$12.41	$13.21	$10.76	$10.00		$6.88		$6.17		$11.67	$13.82	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.08		0.17	0.23	0.36	0.25	0.02		0.03		0.10		0.17	0.18	0.17	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	0.81		0.52	(4.23)	(0.67)	2.33	0.74		0.88		0.63		(4.85)	(1.44)	3.06	0.69

Total income (loss) from investment operations	0.89		0.69	(4.00)	(0.31)	2.58	0.76		0.91		0.73		(4.68)	(1.26)	3.23	0.75

Distributions from:
Net investment income	–		(0.21)	(0.36)	(0.11)	(0.13)	0.00		–		(0.02)		(0.12)	(0.23)	(0.15)	(0.01)
Net realized gain on securities	–		–	(0.79)	(0.38)	0.00	–		–		–		(0.70)	(0.66)	(0.00)	–
Return of capital	–		–	–	–	–	–		–		–		–	–	–	–

Total distributions	–		(0.21)	(1.15)	(0.49)	(0.13)	0.00		–		(0.02)		(0.82)	(0.89)	(0.15)	(0.01)

Net asset value at end of period	$8.63		$7.74	$7.26	$12.41	$13.21	$10.76		$7.79		$6.88		$6.17	$11.67	$13.82	$10.74

TOTAL RETURN(a)	11.50%		9.23%	(30.15)%	(2.44)%	24.08%	7.63%		13.23%		11.86	%(b)	(39.30)%	(9.39)%	30.35%	7.48%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.83	%@	0.84%	0.94%	0.86%	0.86%	0.84	%@	1.01	%@	1.02%		1.01%	0.97%	0.95%	0.98	%@
Ratio of expenses to average net assets(d)	0.83	%@	0.84%	0.94%	0.86%	0.86%	1.65	%@	1.01	%@	1.02%		1.01%	0.97%	0.95%	2.16	%@
Ratio of expense reductions to average net assets	0.00	%@	0.00%	–	–	–	–		–		0.01%		0.03%	0.01%	0.01%	–
Ratio of net investment income (loss) to average net assets(c)	1.79	%@	1.98%	3.01%	2.82%	2.17%	5.06	%@	0.79	%@	1.44%		2.32%	1.38%	1.41%	10.48	%@
Ratio of net investment income (loss) to average net assets(d)	1.79	%@	1.98%	3.01%	2.82%	2.17%	4.24	%@	0.79	%@	1.44%		2.32%	1.38%	1.41%	9.30	%@
Portfolio turnover rate	11%		28%	22%	34%	31%	0%		52%		236%		109%	93%	86%	3%
Number of shares outstanding at end of period (000’s)	105,821		98,873	91,924	76,318	79,082	65,474		30,891		32,153		34,373	33,870	34,198	38,389
Net assets at end of period (000’s)	$912,924		$765,267	$667,342	$946,934	$1,044,980	$704,398		$240,494		$221,201		$212,124	$395,426	$472,642	$412,275

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund						Global Social Awareness Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,		March 10, 2008* to May 31, 2008		Six Months Ended November 30, 2010#		Year Ended May 31,
			2010	2009					2010	2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$7.44		$6.45	$11.21	$10.00		$12.56		$11.21	$20.21	$24.25		$20.82	$19.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.20	0.20	0.04		0.09		0.21	0.27	0.41		0.30	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	0.90		1.64	(4.87)	1.17		1.34		1.48	(7.47)	(1.71)		4.25	1.30

Total income (loss) from investment operations	1.03		1.84	(4.67)	1.21		1.43		1.69	(7.20)	(1.30)		4.55	1.56

Distributions from:
Net investment income	–		(0.85)	(0.09)	–		–		(0.34)	(0.40)	(0.29)		(0.16)	(0.12)
Net realized gain on securities	–		–	–	–		–		–	(1.40)	(2.45)		(0.96)	–
Return of capital	–		–	–	–		–		–	–	–		–	–

Total distributions	–		(0.85)	(0.09)	–		–		(0.34)	(1.80)	(2.74)		(1.12)	(0.12)

Net asset value at end of period	$8.47		$7.44	$6.45	$11.21		$13.99		$12.56	$11.21	$20.21		$24.25	$20.82

TOTAL RETURN(a)	13.84%		28.56%	(41.58)%	12.10%		11.39%		14.88%	(34.56)%	(5.35	)%(e)	22.35%	8.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.92	%@	0.93%	0.95%	0.95	%@	0.68	%@	0.69%	0.72%	0.65%		0.62%	0.63%
Ratio of expenses to average net assets(c)	0.92	%@	0.93%	1.01%	5.04	%@	0.68	%@	0.69%	0.72%	0.65%		0.62%	0.63%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	–		0.02	%@	0.01%	0.01%	0.01%		0.02%	–
Ratio of net investment income (loss) to average net assets(b)	3.04	%@	2.68%	3.54%	2.22	%@	1.30	%@	1.63%	2.03%	1.95%		1.31%	1.30%
Ratio of net investment income (loss) to average net assets(c)	3.04	%@	2.68%	3.48%	(1.87	)%@	1.30	%@	1.63%	2.03%	1.95%		1.31%	1.30%
Portfolio turnover rate	32%		86%	88%	11%		61%		91%	95%	165%		153%	139%
Number of shares outstanding at end of period (000’s)	32,216		37,199	35,436	2,599		19,420		20,713	24,562	27,983		19,308	18,349
Net assets at end of period (000’s)	$272,849		$276,688	$228,590	$29,131		$271,626		$260,145	$275,293	$565,483		$468,159	$382,067

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.12% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund									Government Securities Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008	2007					2010		2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$10.07		$9.74		$12.77	$13.08	$10.92	$10.00		$10.67		$10.50		$10.42	$10.12	$9.86	$10.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.37		0.32	0.41	0.31	0.03		0.11		0.28		0.28	0.40	0.43	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	0.76		0.99		(2.39)	(0.33)	2.05	0.90		0.16		0.29		0.05	0.36	0.07	(0.46)

Total income (loss) from investment operations	0.92		1.36		(2.07)	0.08	2.36	0.93		0.27		0.57		0.33	0.76	0.50	(0.09)

Distributions from:
Net investment income	–		(1.03)		(0.71)	(0.19)	(0.16)	(0.01)		–		(0.40)		(0.25)	(0.46)	(0.24)	(0.19)
Net realized gain on securities	–		–		(0.25)	(0.20)	(0.04)	–		–		–		–	–	–	–
Return of capital	–		–		–	–	–	–		–		–		–	–	–	–

Total distributions	–		(1.03)		(0.96)	(0.39)	(0.20)	(0.01)		–		(0.40)		(0.25)	(0.46)	(0.24)	(0.19)

Net asset value at end of period	$10.99		$10.07		$9.74	$12.77	$13.08	$10.92		$10.94		$10.67		$10.50	$10.42	$10.12	$9.86

TOTAL RETURN(a)	9.14%		13.79	%(f)	(15.60)%	0.63%	21.86%	9.30	%(e)	2.53%		5.56	%(f)	3.04%	7.54%	5.12%	(0.94)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67	%@	0.68%		0.71%	0.73%	0.71%	0.72	%@	0.65	%@	0.71%		0.65%	0.66%	0.67%	0.65%
Ratio of expenses to average net assets(c)	0.67	%@	0.68%		0.71%	0.73%	0.71%	1.57	%@	0.65	%@	0.71%		0.65%	0.66%	0.67%	0.65%
Ratio of expense reductions to average net assets	0.00	%@	–		–	–	–	–		–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.04	%@	3.47%		3.16%	3.17%	2.60%	3.80	%@	2.04	%@	2.58%		2.63%	3.92%	4.22%	3.68%
Ratio of net investment income (loss) to average net assets(c)	3.04	%@	3.47%		3.16%	3.17%	2.60%	2.94	%@	2.04	%@	2.58%		2.63%	3.92%	4.22%	3.68%
Portfolio turnover rate	7%		20%		25%	25%	31%	1%		199%		216%		126%	67%	141%	99%
Number of shares outstanding at end of period (000’s)	42,128		39,169		36,697	38,838	38,988	37,843		11,136		11,721		13,789	16,472	10,221	11,775
Net assets at end of period (000’s)	$463,106		$394,548		$357,538	$495,975	$509,885	$413,319		$121,823		$125,053		$144,793	$171,641	$103,483	$116,084

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund									Growth & Income Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008	2007					2010		2009	2008		2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.20		$7.60		$11.17	$10.26	$9.22	$10.00		$10.48		$9.35		$16.14	$17.73		$14.70	$14.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.06		0.05	0.02	(0.01)	0.01		0.04		0.13		0.24	0.26		0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	1.23		1.61		(3.62)	0.89	1.05	(0.79)		0.93		1.24		(5.79)	(0.85)		2.95	0.60

Total income (loss) from investment operations	1.26		1.67		(3.57)	0.91	1.04	(0.78)		0.97		1.37		(5.55)	(0.59)		3.14	0.75

Distributions from:
Net investment income	–		(0.07)		0.00	–	0.00	–		–		(0.24)		(0.28)	(0.22)		(0.11)	(0.07)
Net realized gain on securities	–		–		0.00	–	–	–		–		–		(0.96)	(0.78)		–	–
Return of capital	–		–		–	–	–	–		–		–		–	–		–	–

Total distributions	–		(0.07)		0.00	–	0.00	–		–		(0.24)		(1.24)	(1.00)		(0.11)	(0.07)

Net asset value at end of period	$10.46		$9.20		$7.60	$11.17	$10.26	$9.22		$11.45		$10.48		$9.35	$16.14		$17.73	$14.70

TOTAL RETURN(a)	13.70%		22.01	%(f)	(31.94)%	8.87%	11.29%	(7.80)%		9.26%		14.58	%(f)	(33.90)%	(3.44	)%(e)	21.40%	5.36%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.85%		0.94%	0.95%	0.94%	0.93	%@	0.85	%@	0.85%		0.85%	0.85%		0.85%	0.85%
Ratio of expenses to average net assets(c)	0.86	%@	0.88%		0.94%	0.95%	0.94%	1.39	%@	0.96	%@	0.95%		0.95%	0.89%		0.89%	0.89%
Ratio of expense reductions to average net assets	–		–		–	–	–	–		0.00	%@	0.01%		0.02%	0.03%		0.02%	–
Ratio of net investment income (loss) to average net assets(b)	0.66	%@	0.67%		0.64%	0.22%	(0.09)%	1.55	%@	0.77	%@	1.21%		2.15%	1.53%		1.18%	1.04%
Ratio of net investment income (loss) to average net assets(c)	0.61	%@	0.64%		0.64%	0.22%	(0.09)%	1.09	%@	0.66	%@	1.11%		2.05%	1.49%		1.13%	1.00%
Portfolio turnover rate	51%		99%		114%	203%	103%	38%		74%		174%		189%	238%		169%	148%
Number of shares outstanding at end of period (000’s)	68,035		71,366		75,864	86,259	99,984	127,742		7,236		7,598		7,861	8,034		8,422	9,858
Net assets at end of period (000’s)	$711,611		$656,380		$576,502	$963,368	$1,025,501	$1,177,556		$82,827		$79,602		$73,508	$129,657		$149,283	$144,880

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund							Inflation Protected Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					Six Months Ended November 30, 2010#		Year Ended May 31,
			2010	2009	2008	2007	2006			2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.07		$7.18	$10.56	$11.53	$10.64	$9.49	$10.17		$9.20	$10.01	$9.59	$9.60	$10.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		(0.05)	(0.04)	(0.07)	(0.06)	(0.08)	0.12		0.24	0.20	0.49	0.39	0.43
Net realized and unrealized gain (loss) on investments and foreign currencies	0.72		1.94	(2.45)	0.13	2.37	1.70	0.48		0.81	(0.61)	0.29	(0.07)	(0.68)

Total income (loss) from investment operations	0.75		1.89	(2.49)	0.06	2.31	1.62	0.60		1.05	(0.41)	0.78	0.32	(0.25)

Distributions from:
Net investment income	–		–	–	–	–	–	–		(0.08)	(0.39)	(0.36)	(0.33)	(0.32)
Net realized gain on securities	–		–	(0.89)	(1.03)	(1.42)	(0.47)	–		–	–	–	–	0.00
Return of capital	–		–	–	–	–	–	–		–	(0.01)	–	–	–

Total distributions	–		–	(0.89)	(1.03)	(1.42)	(0.47)	–		(0.08)	(0.40)	(0.36)	(0.33)	(0.32)

Net asset value at end of period	$9.82		$9.07	$7.18	$10.56	$11.53	$10.64	$10.77		$10.17	$9.20	$10.01	$9.59	$9.60

TOTAL RETURN(a)	8.27%		26.32%	(23.05)%	0.05%	23.19%	16.94%	5.90%		11.47%	(4.08)%	8.22%	3.35%	(2.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.19	%@	1.18%	1.19%	1.17%	1.17%	1.16%	0.63	%@	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	1.19	%@	1.18%	1.19%	1.17%	1.17%	1.16%	0.63	%@	0.65%	0.66%	0.73%	1.05%	1.02%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.00%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.72	%@	(0.62)%	(0.55)%	(0.63)%	(0.57)%	(0.76)%	2.24	%@	2.55%	2.18%	5.59%	4.00%	4.45%
Ratio of net investment income (loss) to average net assets(c)	0.72	%@	(0.62)%	(0.55)%	(0.63)%	(0.57)%	(0.76)%	2.24	%@	2.55%	2.16%	5.51%	3.61%	4.08%
Portfolio turnover rate	16%		38%	43%	44%	47%	54%	26%		48%	39%	70%	37%	13%
Number of shares outstanding at end of period (000’s)	17,731		18,776	19,699	18,782	17,035	17,026	23,545		22,673	16,219	15,887	1,640	1,668
Net assets at end of period (000’s)	$174,192		$170,216	$141,470	$198,368	$196,444	$181,078	$253,575		$230,538	$149,178	$159,074	$15,722	$16,016

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Fund							International Government Bond Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					Six Months Ended November 30, 2010#		Year Ended May 31,
			2010	2009	2008	2007	2006			2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$5.38		$5.15	$10.37	$11.29	$9.79	$7.56	$11.92		$11.55	$12.39	$12.05	$12.08		$13.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.13	0.19	0.31	0.25	0.19	0.22		0.45	0.46	0.49	0.49		0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	0.68		0.25	(4.18)	(0.75)	2.02	2.09	0.74		0.40	(0.56)	0.57	0.42		(0.17)

Total income (loss) from investment operations	0.73		0.38	(3.99)	(0.44)	2.27	2.28	0.96		0.85	(0.10)	1.06	0.91		0.31

Distributions from:
Net investment income	–		(0.15)	(0.28)	(0.26)	(0.16)	(0.05)	–		(0.48)	(0.73)	(0.63)	(0.52)		(0.28)
Net realized gain on securities	–		–	(0.95)	(0.22)	(0.61)	–	–		–	(0.01)	(0.09)	(0.42)		(0.99)
Return of capital	–		–	–	–	–	–	–		–	–	–	–		–

Total distributions	–		(0.15)	(1.23)	(0.48)	(0.77)	(0.05)	–		(0.48)	(0.74)	(0.72)	(0.94)		(1.27)

Net asset value at end of period	$6.11		$5.38	$5.15	$10.37	$11.29	$9.79	$12.88		$11.92	$11.55	$12.39	$12.05		$12.08

TOTAL RETURN(a)	13.57%		7.06%	(37.10)%	(3.91)%	24.05%	30.32%	8.05%		7.32%	(0.70)%	8.94%	7.60	%(e)	2.65	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.48	%@	0.52%	0.55%	0.51%	0.50%	0.56%	0.66	%@	0.68%	0.72%	0.68%	0.70%		0.71%
Ratio of expenses to average net assets(c)	0.48	%@	0.52%	0.55%	0.51%	0.50%	0.56%	0.66	%@	0.68%	0.72%	0.68%	0.70%		0.71%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.60	%@	2.29%	3.18%	2.87%	2.45%	2.19%	3.46	%@	3.70%	3.96%	4.07%	4.04%		3.81%
Ratio of net investment income (loss) to average net assets(c)	1.60	%@	2.29%	3.18%	2.87%	2.45%	2.19%	3.46	%@	3.70%	3.96%	4.07%	4.04%		3.81%
Portfolio turnover rate	30%		66%	81%	104%	47%	98%	53%		147%	224%	183%	164%		198%
Number of shares outstanding at end of period (000’s)	143,709		145,793	141,492	106,313	97,164	83,906	12,352		12,409	13,016	14,457	11,264		11,377
Net assets at end of period (000’s)	$878,576		$783,839	$728,784	$1,102,850	$1,097,046	$821,577	$159,111		$147,932	$150,314	$179,191	$135,777		$137,405

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth I Fund							Large Cap Core Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					Six Months Ended November 30, 2010#		Year Ended May 31,				December 5, 2005* to May 31, 2006
			2010	2009	2008	2007	2006			2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.04		$8.29	$13.15	$12.91	$10.30	$8.07	$9.37		$7.92	$10.78	$11.91	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.13	0.18	0.20	0.14	0.16	0.04		0.10	0.13	0.11	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.41		0.80	(4.86)	0.16	2.65	2.12	1.14		1.47	(2.51)	(0.65)	1.78	0.09

Total income (loss) from investment operations	1.45		0.93	(4.68)	0.36	2.79	2.28	1.18		1.57	(2.38)	(0.54)	1.91	0.11

Distributions from:
Net investment income	–		(0.18)	(0.18)	(0.12)	(0.18)	(0.05)	–		(0.12)	(0.04)	(0.09)	(0.10)	(0.01)
Net realized gain on securities	–		–	–	–	–	–	–		–	(0.44)	(0.50)	–	–
Return of capital	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.18)	(0.18)	(0.12)	(0.18)	(0.05)	–		(0.12)	(0.48)	(0.59)	(0.10)	(0.01)

Net asset value at end of period	$10.49		$9.04	$8.29	$13.15	$12.91	$10.30	$10.55		$9.37	$7.92	$10.78	$11.91	$10.10

TOTAL RETURN(a)	16.04	%(f)	11.07%	(35.39)%	2.78%	27.31%	28.35%	12.59%		19.81%	(21.36)%	(4.73)%	19.01%	1.10	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01	%@	1.01%	1.01%	1.01%	1.01%	1.01%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85	%@
Ratio of expenses to average net assets(c)	1.13	%@	1.12%	1.14%	1.11%	1.11%	1.19%	0.85	%@	0.88%	0.89%	1.00%	0.91%	2.43	%@
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	–	0.02	%@	0.01%	0.02%	0.02%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	0.73	%@	1.35%	2.11%	1.56%	1.19%	1.71%	0.86	%@	1.08%	1.60%	0.96%	1.15%	3.49	%@
Ratio of net investment income (loss) to average net assets(c)	0.61	%@	1.24%	1.97%	1.46%	1.09%	1.53%	0.86	%@	1.05%	1.56%	0.81%	1.09%	1.90	%@
Portfolio turnover rate	33%		79%	70%	64%	74%	97%	38%		33%	41%	62%	24%	2%
Number of shares outstanding at end of period (000’s)	51,810		52,207	53,649	55,226	51,765	48,065	12,391		12,406	12,312	7,869	7,405	17,431
Net assets at end of period (000’s)	$543,408		$471,764	$444,783	$726,258	$668,274	$495,181	$130,682		$116,227	$97,480	$84,844	$88,186	$176,038

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund									Mid Cap Index Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,							Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008		2007	2006			2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.73		$8.23		$12.45	$12.38		$10.43	$9.85	$17.30		$13.32	$23.88	$26.62	$23.72	$21.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.04		0.06	0.03		0.05	0.01	0.10		0.19	0.25	0.26	0.30	0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	1.31		1.53		(4.01)	0.07		1.93	0.59	2.05		4.40	(8.65)	(1.05)	4.38	3.00

Total income (loss) from investment operations	1.32		1.57		(3.95)	0.10		1.98	0.60	2.15		4.59	(8.40)	(0.79)	4.68	3.25

Distributions from:
Net investment income	–		(0.07)		(0.03)	(0.03)		(0.03)	(0.02)	–		(0.25)	(0.27)	(0.30)	(0.12)	(0.11)
Net realized gain on securities	–		–		(0.24)	–		–	–	–		(0.36)	(1.89)	(1.65)	(1.66)	(0.88)
Return of capital	–		–		–	–		–	–	–		–	–	–	–	–

Total distributions	–		(0.07)		(0.27)	(0.03)		(0.03)	(0.02)	–		(0.61)	(2.16)	(1.95)	(1.78)	(0.99)

Net asset value at end of period	$11.05		$9.73		$8.23	$12.45		$12.38	$10.43	$19.45		$17.30	$13.32	$23.88	$26.62	$23.72

TOTAL RETURN(a)	13.57%		19.08	%(g)	(31.55)%	0.78	%(f)	18.97%	6.08%	12.43	%(h)	34.73%	(33.91)%	(2.73)%	20.77%	15.35	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%@	0.78%		0.79%	0.78%		0.76%	0.79%	0.39	%@	0.39%	0.40%	0.38%	0.38%	0.39%
Ratio of expenses to average net assets(c)	0.77	%@	0.78%		0.79%	0.78%		0.76%	1.33%	0.39	%@	0.39%	0.40%	0.38%	0.38%	0.39%
Ratio of expense reductions to average net assets	0.01	%@	0.00%		0.00%	0.01%		0.01%	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.23	%@	0.41%		0.61%	0.27%		0.42%	0.30%	1.12	%@	1.17%	1.64%	1.08%	1.27%	1.09%
Ratio of net investment income (loss) to average net assets(c)	0.23	%@	0.41%		0.61%	0.27%		0.42%	(0.24)%	1.12	%@	1.17%	1.64%	1.08%	1.27%	1.09%
Portfolio turnover rate	79%		59%		49%	49%		78%	404%	11%		12%	22%	21%	14%	19%
Number of shares outstanding at end of period (000’s)	33,936		35,736		38,018	41,724		47,394	58,300	121,059		121,459	123,279	112,050	115,417	101,116
Net assets at end of period (000’s)	$374,968		$347,731		$312,755	$519,294		$586,875	$608,299	$2,354,332		$2,101,641	$1,642,120	$2,676,198	$3,071,995	$2,398,610

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.
(h)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund								Money Market I Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,						Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008	2007	2006			2010		2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.92		$7.83		$15.03	$14.14	$11.76	$9.97	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		(0.00)		0.02	0.01	0.00	0.02	0.00		0.00		0.01	0.04	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	1.79		2.14		(5.95)	1.23	2.39	1.77	0.00		0.00		–	–	–	–

Total income (loss) from investment operations	1.81		2.14		(5.93)	1.24	2.39	1.79	–		0.00		0.01	0.04	0.05	0.04

Distributions from:
Net investment income	–		(0.05)		–	–	(0.01)	–	(0.00)		(0.00)		(0.01)	(0.04)	(0.05)	(0.04)
Net realized gain on securities	–		–		(1.27)	(0.35)	–	–	–		(0.00)		–	–	–	–
Return of capital	–		–		–	–	–	–	–		–		–	–	–	–

Total distributions	–		(0.05)		(1.27)	(0.35)	(0.01)	–	(0.00)		(0.00)		(0.01)	(0.04)	(0.05)	(0.04)

Net asset value at end of period	$11.73		$9.92		$7.83	$15.03	$14.14	$11.76	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	18.25%		27.35	%(f)	(37.52)%	8.71%	20.30%	17.95%	0.01%		0.04	%(e)	1.33%	3.82%	4.90%	3.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%		0.85%	0.84%	0.83%	0.84%	0.26	%@	0.41%		0.54%	0.51%	0.52%	0.53%
Ratio of expenses to average net assets(c)	0.85	%@	0.86%		0.87%	0.84%	0.83%	1.39%	0.52	%@	0.55%		0.59%	0.51%	0.52%	0.56%
Ratio of expense reductions to average net assets	0.02	%@	0.04%		0.04%	0.01%	0.00%	–	–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.36	%@	(0.09)%		0.21%	0.03%	0.00%	0.60%	0.01	%@	0.03%		1.31%	3.72%	4.80%	3.56%
Ratio of net investment income (loss) to average net assets(c)	0.36	%@	(0.10)%		0.19%	0.03%	0.00%	0.05%	(0.25	)%@	(0.10)%		1.26%	3.72%	4.80%	3.54%
Portfolio turnover rate	58%		239%		293%	151%	242%	486%	N/A		N/A		N/A	N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	25,241		25,009		26,125	24,438	23,317	30,660	493,036		542,000		612,933	572,369	516,352	442,628
Net assets at end of period (000’s)	$296,091		$248,109		$204,470	$367,295	$329,635	$360,613	$492,195		$541,159		$611,356	$572,434	$516,352	$442,628

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund								Science & Technology Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,						Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008	2007	2006			2010		2009		2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$5.03		$3.89		$5.62	$5.34	$4.38	$4.28	$12.93		$9.98		$14.41		$13.67	$11.50	$11.27

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.01		0.01	0.01	0.00	0.00	(0.02)		(0.02)		0.01		(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.72		1.14		(1.68)	0.27	0.96	0.10	2.29		2.98		(4.44)		0.75	2.22	0.28

Total income (loss) from investment operations	0.73		1.15		(1.67)	0.28	0.96	0.10	2.27		2.96		(4.43)		0.74	2.17	0.23

Distributions from:
Net investment income	–		(0.01)		(0.01)	–	(0.00)	(0.00)	–		(0.01)		–		–	–	–
Net realized gain on securities	–		–		(0.05)	–	–	–	–		–		–		–	–	–
Return of capital	–		–		–	–	–	–	–		–		–		–	–	–

Total distributions	–		(0.01)		(0.06)	–	(0.00)	–	–		(0.01)		–		–	–	–

Net asset value at end of period	$5.76		$5.03		$3.89	$5.62	$5.34	$4.38	$15.20		$12.93		$9.98		$14.41	$13.67	$11.50

TOTAL RETURN(a)	14.51%		29.60	%(f)	(29.36)%	5.32%	22.01%	2.36%	17.56%		29.67	%(f)	(30.74	)%(e)	5.41%	18.87%	2.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53	%@	0.54%		0.55%	0.56%	0.63%	0.61%	1.02	%@	1.02%		1.06%		1.00%	1.03%	1.01%
Ratio of expenses to average net assets(c)	0.65	%@	0.60%		0.66%	0.60%	0.63%	0.61%	1.02	%@	1.02%		1.06%		1.00%	1.03%	1.01%
Ratio of expense reductions to average net assets	–		–		–	–	–	–	0.01	%@	0.02%		0.01%		0.01%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.56	%@	0.25%		0.35%	0.27%	0.08%	0.07%	(0.26	)%@	(0.20)%		0.09%		(0.11)%	(0.39)%	(0.42)%
Ratio of net investment income (loss) to average net assets(c)	0.44	%@	0.18%		0.24%	0.23%	0.08%	0.07%	(0.26	)%@	(0.20)%		0.09%		(0.11)%	(0.39)%	(0.42)%
Portfolio turnover rate	1%		6%		9%	8%	5%	14%	57%		138%		150%		145%	163%	117%
Number of shares outstanding at end of period (000’s)	19,882		20,423		18,892	17,471	15,678	18,856	52,232		54,912		56,476		63,061	70,630	89,433
Net assets at end of period (000’s)	$114,479		$102,703		$73,521	$98,269	$83,647	$82,519	$793,712		$710,097		$563,610		$908,590	$965,650	$1,028,643

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund									Small Cap Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008	2007					2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.84		$7.05		$11.17	$11.71	$10.22	$10.00		$8.31		$6.39	$9.82	$13.22	$12.64	$11.01

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.05)		(0.03)	(0.05)	(0.08)	(0.01)		0.01		0.01	0.03	0.04	0.01	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.02		2.84		(3.17)	(0.49)	1.58	0.23		0.97		1.95	(2.98)	(2.04)	1.58	1.63

Total income (loss) from investment operations	0.99		2.79		(3.20)	(0.54)	1.50	0.22		0.98		1.96	(2.95)	(2.00)	1.59	1.63

Distributions from:
Net investment income	–		(0.00)		–	–	–	–		–		(0.04)	(0.04)	–	–	–
Net realized gain on securities	–		–		(0.92)	–	(0.01)	–		–		–	(0.44)	(1.40)	(1.01)	–
Return of capital	–		–		–	–	–	–		–		–	–	–	–	–

Total distributions	–		(0.00)		(0.92)	–	(0.01)	–		–		(0.04)	(0.48)	(1.40)	(1.01)	–

Net asset value at end of period	$10.83		$9.84		$7.05	$11.17	$11.71	$10.22		$9.29		$8.31	$6.39	$9.82	$13.22	$12.64

TOTAL RETURN(a)	10.06%		39.59	%(e)	(26.42)%	(4.59)%	14.70%	2.20%		11.79%		30.65%	(29.56)%	(15.29)%	13.29%	14.80%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99	%@	0.99%		0.99%	1.00%	1.00%	1.00	%@	0.93	%@	0.94%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(c)	1.05	%@	1.10%		1.12%	1.14%	1.15%	3.18	%@	1.07	%@	1.06%	1.07%	1.05%	1.02%	1.02%
Ratio of expense reductions to average net assets	0.04	%@	0.02%		0.01%	0.03%	0.02%	–		0.00	%@	0.01%	0.01%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	(0.64	)%@	(0.56)%		(0.37)%	(0.52)%	(0.83)%	(0.80	)%@	0.13	%@	0.13%	0.40%	0.31%	0.04%	(0.02)%
Ratio of net investment income (loss) to average net assets(c)	(0.71	)%@	(0.66)%		(0.50)%	(0.66)%	(0.98)%	(2.98	)%@	(0.01	)%@	–	0.28%	0.21%	(0.03)%	(0.09)%
Portfolio turnover rate	32%		73%		74%	98%	192%	28%		17%		37%	40%	119%	87%	83%
Number of shares outstanding at end of period (000’s)	8,035		8,809		6,553	5,823	4,434	6,032		32,761		34,509	37,152	39,852	41,863	48,356
Net assets at end of period (000’s)	$87,022		$86,711		$46,179	$65,033	$51,911	$61,659		$304,257		$286,788	$237,444	$391,306	$553,319	$611,356

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					Six Months Ended November 30, 2010#		Year Ended May 31,					December 5, 2005* to May 31, 2006
			2010	2009	2008	2007	2006			2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.15		$9.43	$15.80	$19.41	$17.24	$15.16	$8.08		$6.03		$9.73	$12.62	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.11	0.18	0.23	0.21	0.15	0.03		0.05		0.10	0.12	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	1.19		3.06	(5.35)	(2.27)	2.93	2.51	0.52		2.12		(3.43)	(2.31)	2.01	0.58

Total income (loss) from investment operations	1.26		3.17	(5.17)	(2.04)	3.14	2.66	0.55		2.17		(3.33)	(2.19)	2.14	0.60

Distributions from:
Net investment income	–		(0.18)	(0.23)	(0.20)	(0.07)	(0.07)	–		(0.12)		(0.10)	(0.09)	(0.06)	(0.01)
Net realized gain on securities	–		(0.27)	(0.97)	(1.37)	(0.90)	(0.51)	–		–		(0.27)	(0.61)	(0.05)	–
Return of capital	–		–	–	–	–	–	–		–		–	–	–	–

Total distributions	–		(0.45)	(1.20)	(1.57)	(0.97)	(0.58)	–		(0.12)		(0.37)	(0.70)	(0.11)	(0.01)

Net asset value at end of period	$13.41		$12.15	$9.43	$15.80	$19.41	$17.24	$8.63		$8.08		$6.03	$9.73	$12.62	$10.59

TOTAL RETURN(a)	10.37%		34.01%	(32.19)%	(10.71)%	18.66%	17.84%	6.81%		36.20	%(f)	(33.97)%	(17.39)%	20.30%	6.02	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.45	%@	0.46%	0.47%	0.42%	0.43%	0.45%	0.90	%@	0.90%		0.90%	0.90%	0.90%	0.90	%@
Ratio of expenses to average net assets(c)	0.45	%@	0.46%	0.47%	0.42%	0.43%	0.45%	0.91	%@	0.98%		0.96%	0.92%	0.90%	2.30	%@
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.01	%@	0.01%		0.04%	0.03%	0.02%	–
Ratio of net investment income (loss) to average net assets(b)	1.13	%@	0.98%	1.65%	1.34%	1.20%	0.90%	0.83	%@	0.69%		1.48%	1.09%	1.10%	2.91	%@
Ratio of net investment income (loss) to average net assets(c)	1.13	%@	0.98%	1.65%	1.34%	1.20%	0.90%	0.82	%@	0.61%		1.42%	1.07%	1.10%	1.51	%@
Portfolio turnover rate	10%		15%	24%	20%	18%	22%	15%		98%		67%	51%	64%	132%
Number of shares outstanding at end of period (000’s)	63,910		66,604	67,300	62,690	62,786	57,051	24,858		25,867		26,857	26,379	30,647	35,239
Net assets at end of period (000’s)	$857,145		$809,018	$634,336	$990,398	$1,218,827	$983,742	$214,555		$209,121		$162,069	$256,767	$386,817	$373,291

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund									Stock Index Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,					December 5, 2005* to May 31, 2006		Six Months Ended November 30, 2010#		Year Ended May 31,
			2010		2009	2008	2007					2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$8.54		$6.79		$10.05	$11.65	$10.33	$10.00		$21.93		$19.06	$34.60	$39.80	$33.87	$32.17

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.05)		0.01	(0.03)	(0.02)	0.00		0.21		0.37	0.53	0.60	0.58	0.53
Net realized and unrealized gain (loss) on investments and foreign currencies	1.36		1.82		(2.98)	(1.57)	1.34	0.33		1.83		3.66	(12.20)	(3.30)	6.86	2.11

Total income (loss) from investment operations	1.33		1.77		(2.97)	(1.60)	1.32	0.33		2.04		4.03	(11.67)	(2.70)	7.44	2.64

Distributions from:
Net investment income	–		(0.02)		(0.01)	–	–	–		–		(0.49)	(0.70)	(0.61)	(0.31)	(0.25)
Net realized gain on securities	–		–		(0.28)	–	–	–		–		(0.67)	(3.17)	(1.89)	(1.20)	(0.69)
Return of capital	–		–		–	–	–	–		–		–	–	–	–	–

Total distributions	–		(0.02)		(0.29)	–	–	–		–		(1.16)	(3.87)	(2.50)	(1.51)	(0.94)

Net asset value at end of period	$9.87		$8.54		$6.79	$10.05	$11.65	$10.33		$23.97		$21.93	$19.06	$34.60	$39.80	$33.87

TOTAL RETURN(a)	15.57%		26.03	%(e)	(29.01)%	(13.73)%	12.78%	3.30%		9.30%		21.06%	(32.99)%	(6.98)%	22.37%	8.27%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%@	1.00%		1.00%	1.00%	1.00%	1.00	%@	0.38	%@	0.38%	0.39%	0.35%	0.35%	0.36%
Ratio of expenses to average net assets(c)	1.29	%@	1.09%		1.15%	1.03%	1.01%	2.49	%@	0.38	%@	0.38%	0.39%	0.35%	0.35%	0.36%
Ratio of expense reductions to average net assets	0.01	%@	0.04%		0.06%	0.01%	0.01%	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.64	)%@	(0.63)%		0.01%	(0.33)%	(0.20)%	(0.49	)%@	1.81	%@	1.70%	2.31%	1.64%	1.58%	1.57%
Ratio of net investment income (loss) to average net assets(c)	(0.93	)%@	(0.72)%		(0.14)%	(0.36)%	(0.21)%	(1.98	)%@	1.81	%@	1.70%	2.31%	1.64%	1.58%	1.57%
Portfolio turnover rate	81%		74%		91%	196%	83%	277%		10%		7%	7%	5%	4%	7%
Number of shares outstanding at end of period (000’s)	10,739		11,165		11,464	11,803	13,987	18,720		132,802		136,381	130,783	124,600	133,576	140,078
Net assets at end of period (000’s)	$106,021		$95,319		$77,843	$118,628	$162,946	$193,337		$3,183,484		$2,990,589	$2,493,280	$4,311,083	$5,316,922	$4,744,289

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement from an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Six Months Ended November 30, 2010#		Year Ended May 31,
			2010	2009		2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$8.28		$7.20	$11.01		$13.41	$12.19	$11.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.05	0.15		0.15	0.08	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	0.66		1.20	(3.76)		(1.65)	3.10	1.07

Total income (loss) from investment operations	0.71		1.25	(3.61)		(1.50)	3.18	1.21

Distributions from:
Net investment income	–		(0.17)	(0.09)		(0.04)	(0.24)	(0.05)
Net realized gain on securities	–		–	(0.11)		(0.86)	(1.72)	(0.12)
Return of capital	–		–	–		–	–	–

Total distributions	–		(0.17)	(0.20)		(0.90)	(1.96)	(0.17)

Net asset value at end of period	$8.99		$8.28	$7.20		$11.01	$13.41	$12.19

TOTAL RETURN(a)	8.57%		17.30%	(32.55	)%(e)	(11.44)%	28.42%	10.92	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%		0.88%	1.03%	0.92%
Ratio of expenses to average net assets(c)	0.94	%@	0.94%	0.94%		0.93%	1.03%	0.92%
Ratio of expense reductions to average net assets	–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.11	%@	0.56%	1.89%		1.39%	0.65%	1.29%
Ratio of net investment income (loss) to average net assets(c)	1.02	%@	0.47%	1.79%		1.34%	0.64%	1.29%
Portfolio turnover rate	57%		105%	173%		142%	116%	76%
Number of shares outstanding at end of period (000’s)	15,008		18,716	21,631		25,199	6,691	16,214
Net assets at end of period (000’s)	$134,977		$155,035	$155,725		$277,346	$89,740	$197,648

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At a meeting held on August 2-3, 2010, the Board of Directors (the “Board”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the investment sub-advisory agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements”): Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”); BlackRock Investment Management, LLC (“BlackRock”); Bridgeway Capital Management, Inc. (“Bridgeway Capital”); Franklin Advisers, Inc. (“Franklin”); Goldman Sachs Asset Management, L.P. (“GSAM”); Invesco Advisers, Inc. (“Invesco”); Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management, Inc. (“Morgan Stanley”); OppenheimerFunds, Inc. (“Oppenheimer”); RCM Capital Management, LLC (“RCM”); SunAmerica Asset Management Corp. (“SAAMCo”); T. Rowe Price Associates, Inc. (“T. Rowe Price”); Templeton Global Advisors, Limited (“Templeton Global”) Templeton Investment Counsel, LLC (“Templeton Investment”); Wellington Management Company, LLP (“Wellington Management”); and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Sub-advisers”).

In addition, at the August 2010 meeting, the Board approved a new Investment Sub-Advisory Agreement between VALIC and Century Capital Management, LLC (“Century Capital”) (the “Century Capital Sub-Advisory Agreement”) with respect to the Small-Mid Growth Fund.

The Investment Advisory Agreement and Investment Sub-advisory Agreements, including the Century Capital Sub-Advisory Agreement, are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (4) whether the Funds will benefit from possible economies of scale from engaging the Sub-advisers; (5) the profitability of VALIC and the Sub-advisers and their affiliates; (6) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of the Funds, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected an independent third-party provider of investment company data; (7) the terms of the Advisory Contracts, and (8) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Directors.

The continuation of all Advisory Contracts were approved at the August 2010 for a one-year term beginning September 1, 2010 and ending August 31, 2011, with the exception of the Century Capital Sub-Advisory Agreement, which was approved for an initial two-year term.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC’s management through Board meetings, discussions and reports during the preceding year and through their long history of service to the Funds. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-advisers investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. It was noted that SAAMCo is an affiliated company of VALIC. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of the Sub-adviser to certain of the Funds with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of several Funds as noted below.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, which included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on unaudited data from the semi-annual report for the period ended November 30, 2009.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party was for the period ended April 30, 2010 and that benchmark information presented by management was through the period June 30, 2010.

•

Asset Allocation Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were slightly above the median of its Expense Universe and below the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board also noted that during the past year breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe for the one-, three- and five-year periods, and outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for such periods. The Board also noted that the Fund outperformed its custom blended benchmark for the one-, three- and five-year periods (S&P 500® Index: 55%; Barclays Capital Aggregate Bond Index: 35%; and T-Bill 3-Month Index: 10%). The Board concluded that the Fund’s performance was satisfactory.

•

Blue Chip Growth Fund (sub-advised by T. Rowe Price). The Board considered that the Fund’s actual advisory fee was at the median of its Expense Group and was above the median of its Expense Universe. In addition, the Board noted that the Fund’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted that the expense limitation on total expenses would be extended contractually through September 30, 2011. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also took into account the fact that breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules in October 2008.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one-year period, at the median for the five-year period and below the median for the three-year period. The Board also noted that the Fund’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed the Lipper VUF Large Cap Growth Index for the one- and five-year periods and underperformed the Index for the three-year period. The Board considered that the Fund outperformed its benchmark, the S&P 500® Index, for the three- and five-year periods and underperformed its benchmark for the one-year period. The Board took into account management’s discussion of the Fund’s performance. The Board concluded that the Fund’s performance was satisfactory.

•

Broad Cap Value Income Fund (sub-advised by Barrow Hanley). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2011. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund was at the median of its Performance Group for the one-year period and above the median of its Performance Group for the three-year period. The Board also considered that the Fund was above the median of its Performance Universe and the Lipper VUF Multi-Cap Value Index for the one- and three-year periods. The Board noted that the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-year period and outperformed the Index for the three-year period. The Board concluded that the Fund’s performance was satisfactory.

•

Capital Conservation Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that the Fund’s sub-advisory fees were above the medians of the Subadvisor Expense Group/Universe. The Board also took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed the Lipper VUF A-Rated Corporate Index for the same periods. The Board also considered that the Fund outperformed its benchmark, the Barclays Capital Aggregate Bond Index for the one-year period and trailed the Index for the three- and five-year periods. The Board noted management’s discussion of the Fund’s performance and the changes made to the Fund’s investment strategy beginning October 1, 2008, and concluded that performance is being addressed.

•

Core Equity Fund (sub-advised by BlackRock). The Board noted that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board noted that the expense limitation on total expenses, which had been previously lowered in October 2008, would be extended contractually through September 30, 2011.

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund was below the median of its Performance Group/Universe and underperformed the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. The Board considered that the Fund underperformed the Russell 1000® Index for the one-, three- and five-year periods. The Board noted that BlackRock began managing the Fund in March 2007 and that Fund performance for the five-year period represented the performance of the Fund’s previous sub-advisers. The Board also noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance was being addressed.

•

Dividend Value Fund (formerly, Core Value Fund) (sub-advised by BlackRock and SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011 and would also be lowered from 0.83% to 0.82%. It was also noted that the Fund’s contractual management fee payable to VALIC was lowered in June 2010 such that the first breakpoint was reduced from 0.77% on the first $250 million to 0.75% on the first $250 million.

The Board considered that the Fund was below the median of its Performance Group/Universe and underperformed the Lipper VUF Large Cap Value Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed the Russell 1000 Value Index for the one- and five-year periods, and outperformed the Index for the three-year periods. It was also noted that on June 7, 2010, the Fund’s investment strategy changed and BlackRock and SAAMCo assumed subadvisory duties from American Century Investment Management, Inc. The Board considered that the Fund’s performance represented the performance of the previous sub-adviser which utilized a different investment strategy. The Board took into account the recent changes to the Fund’s investment strategy and noted the replacement of the Fund’s sub-adviser, and concluded that the Fund’s performance was being addressed.

•

Foreign Value Fund (sub-advised by Templeton Global). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. Furthermore, the Board considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and outperformed the Lipper VUF International Value Index for the one- and three-year periods. It also considered that the Fund outperformed its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, for the one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Global Equity Fund (sub-advised by BlackRock Financial). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group/Universe and its total expenses were above the median of its Expense Group and at the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the median of the Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that Blackrock Financial assumed management of the Fund on September 11, 2009 and as a result the Fund’s performance information primarily reflects the performance of the prior sub-adviser. The Board considered that the Fund’s performance was at the median of the Performance Group for the one-year period and below the median of the Performance Universe for the one-year period. The Board also considered that the Fund’s performance was below the medians of the Performance Group/Universe for the three-year period. The Board noted that the Fund underperformed the Lipper VUF Global Core Index for the one- and three-year periods. The Board also noted that the Fund trailed its benchmark, the S&P Global Broad Market Index, for the one- and three-year periods. The Board noted management’s discussion of the Fund’s performance, including the engagement of a new sub-adviser, and concluded that the Fund’s performance is being addressed.

•

Global Real Estate Fund (formerly Real Estate Fund) (sub-advised by GSAM and Invesco). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund’s performance was below the median of its Performance Group/Universe and underperformed the Lipper VUF Real Estate Index for the one-year and since inception periods and that the Fund outperformed the FTSE EPRA / NAREIT Global Real Estate Composite Index for the one-year period. The Board noted management’s discussion of the Fund’s performance and the Performance Group/Universe, as well as the fact that the Fund only commenced operations on March 10, 2008, and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Global Social Awareness Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. Additionally, the Board considered that effective June 1, 2010, breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules.

The Board considered that the Fund’s performance was at the median of its Performance Group for the one-year period, and below the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe and the Lipper VUP Global Core Index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the MSCI World Index for the one- and three-year periods, and underperformed the Index for the five-year period. The Board noted that the Fund changed its principal investment strategy in October 2007 from a domestic strategy to a global strategy and that the Fund’s performance record included its performance prior to such change. The Board also noted management’s discussion of the Fund’s performance since the investment strategy change. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Global Strategy Fund (sub-advised by Franklin and Templeton Investment). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe, and that the Fund’s total expenses were below the medians of its Expense Group/Universe. Additionally, the Board considered that effective June 1, 2010, breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules.

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe for the one-year period. The Board also considered that the Fund’s performance was at the median of its Performance Group and below the median of its Performance Universe for the three-year period. In addition, the Board considered that the Fund underperformed the MSCI AC World Index for the one-year period and outperformed the Index for the three-year period. The Board concluded that the Fund’s performance was satisfactory.

•

Government Securities Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and at the median of its Expense Universe, and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the fact that VALIC implemented a new expense limitation on total expenses which would be extended contractually through September 30, 2011.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed the Lipper VUF General U.S. Government Index for the one-, three- and five-year periods. The Board also considered that the Fund trailed its benchmark, the Barclays Capital U.S. Government Bond Index, for the one- three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund. The Board concluded that the Fund’s performance is being addressed.

•

Growth & Income Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board noted that the Fund’s sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011. Additionally, the Board considered that effective June 1, 2010, breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules.

The Board considered that the Fund was below the medians of its Performance Group/Universe and underperformed the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the S&P 500® Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund. In addition, the Board noted that effective March 22, 2010, a new sleeve with a growth component was added to the Fund. The Board concluded that the Fund’s performance is being addressed.

•

Growth Fund (formerly, Ultra Fund) (sub-advised by American Century). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. In addition, the Board considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011. The Board also took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory and sub-advisory fee schedules were reduced in October 2009.

The Board noted that the Fund’s performance was above the median of its Performance Group/Universe and that it outperformed the Lipper VUF Large-Cap Growth Index for the one- and three-year periods. The Board also noted that the Fund outperformed its benchmark, the Russell 1000® Growth Index, for the one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Health Sciences Fund (sub-advised by T. Rowe Price). The Board considered that the Fund’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Health/Bio Index and its benchmark, the S&P 500® Healthcare Index, for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Inflation Protected Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted the relatively small number of funds in its Expense and Subadvisor Expense Groups. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board noted that the Fund was above the medians of its Performance Group/Universe, and outperformed the Lipper VUF General U.S. Government Index and its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index, for the one-year period and was below such medians and underperformed the Index and benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s Performance Group/Universe. The Board also noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance has been satisfactory.

•

International Equities Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe and that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board took into account that the Fund’s advisory and sub-advisory fee schedules were reduced in March 2010.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund underperformed the Lipper VUF International Core Index for the for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the MSCI EAFE Index for the one-, three- and five-year periods. The Board also noted management’s discussion of the Fund’s performance, including the Fund’s improved more recent performance, and concluded that the Fund’s performance has been satisfactory.

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•

International Government Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, it was noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Fund was at the median of its Performance Group for the one-year period, below the median of its Performance Group for the three-year period, and above the median of its Performance Group for the five-year period. The Board also considered that the Fund was below the median of its Performance Universe for the one- and three-year periods, and above the median of its Performance Universe for the five-year period. In addition, the Board noted that the Fund underperformed the Lipper VUF Global Income Index for the one-, three- and five-year periods. Finally, the Board noted that the Fund outperformed its blended benchmark for the one-year period and underperformed the blended benchmark for the three- and five-year periods (JP Morgan Emerging Markets Bond Index Plus: 30% and the Citigroup World Government Bond Index: 70%). The Board took into account management’s discussion of the Fund’s performance, including that the Fund’s recent performance versus the benchmark has improved, as well as the Fund’s performance over the long-term. The Board concluded that the Fund’s performance was satisfactory.

•

International Growth I Fund (sub-advised by American Century Global, Invesco Aim and MFS). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. The Board also considered that the Fund’s total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund’s performance was slightly below the median of its Performance Universe for the one-year period and above the median of its Performance Universe for the three- and five-year periods. The Board noted that the Fund outperformed the Lipper VUF International Growth Index for the one-, three- and five-year periods. In addition, the Fund outperformed its benchmark, the MSCI EAFE Index, for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Large Cap Core Fund (sub-advised by Wells Capital). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board also noted that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board considered that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Large Cap Core Index for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark, the S&P 500® Index, for the one-year period and outperformed the benchmark for the three-year period. The Board concluded that Fund’s performance was satisfactory.

•

Large Capital Growth Fund (sub-advised by SAAMCo and Invesco Aim). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund was below the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund was below the median of its Performance Universe for the one- and five-year periods, and at the median of its Performance Universe for the three- year period, and underperformed the Lipper VUF Large Cap Growth Index for the one-, three- and five-year periods. The Board considered that the Fund underperformed its benchmark, the Russell 1000 Growth Index, for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund. The Board concluded that the Fund’s performance is being addressed.

•

Mid Cap Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and outperformed the Lipper VUF Mid Cap Core Index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the S&P MidCap 400 Index, for the for the one-year period and underperformed the benchmark for the three- and five-year periods. The Board noted that SAAMCo replaced AIGGIC as the Fund’s sub-adviser in December 2009. The Board concluded that the Fund’s performance was satisfactory.

•

Mid Cap Strategic Growth Fund (sub-advised by PineBridge and Van Kampen). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund was below the medians of its Performance Group/Universe and underperformed the Lipper VUF Mid Cap Growth Index for the one-year period and was above the medians of its Performance Group/Universe and outperformed the Index for the three-year period. The Board also considered that the Fund was below the median of its Performance Group, above the median of its Performance Universe, and outperformed the Index for the five-year period. The Board also considered that the Fund underperformed its benchmark, the Russell Midcap® Growth Index, for the one-year period and outperformed the benchmark for the three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including its continued monitoring of the Fund, and concluded that the Fund’s performance was satisfactory in light of all factors considered.

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•

Money Market I Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board considered that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board noted the relatively small range among the expense ratios of the funds in the Fund’s Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011 and that VALIC has contributed capital to support the Fund’s current yield.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one-year period and below the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one-year period and at the median of its Performance Universe for the three- and five-year periods. The Board noted that the Fund underperformed the Lipper VUF Money Market Index for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the T-Bill 3 Month Index, for the one-year period and outperformed the benchmark for the three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe and Indices. The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Nasdaq-100® Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and below the median of its Expense Universe, and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were at the median of the Subadvisor Expense Group and above the median of the Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses, which was lowered effective October 1, 2009, would be extended contractually through September 30, 2011. The Board also considered management’s discussion of the Fund’s expenses and of the appropriateness of the peer group chosen for the Fund. Additionally, the Board considered that effective December 1, 2009, breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Large-Cap Growth Index for the one-, three- and five-year periods. The Board noted that the Fund underperformed its benchmark, the Nasdaq-100® Index for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Science & Technology Fund (sub-advised by RCM, T. Rowe Price and Wellington Management). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe, and that the Fund’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one-year period, and below the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and below the median of its Performance Universe for the five-year period. The Board also noted that the Fund outperformed the Lipper VUF Science & Technology Index for the one- and three-year periods and underperformed the Index for the five-year period, and that the Fund outperformed its benchmark, the S&P North American Technology Index, for the one-year period, and underperformed the benchmark for the three- and five-year periods. The Board considered management’s discussion of the Fund’s performance, including the Fund’s improved more recent performance and its overall performance over the longer term, and concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

•

Small Cap Aggressive Growth Fund (sub-advised by Wells Capital). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund was above the median of its Performance Group/Universe, the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000® Growth Index, for the one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Small Cap Fund (sub-advised by Bridgeway Capital, Invesco Aim and T. Rowe Price). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses, which was lowered effective October 1, 2009, would be extended contractually through September 30, 2011.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and the Lipper VUF Small Cap Core Index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the Russell 2000 Index for the one-, three- and five-year periods. The Board noted the steps management has taken to address the Fund’s performance. The Board also took into account management’s discussion of the Fund’s performance, as well as further plans to address the Fund’s performance, and concluded that action is being taken with respect to Fund performance.

•

Small Cap Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total expenses were at the median of the Expense Group and below the median of the Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board considered that the Fund outperformed the Lipper VUF Small Cap Core Index for the one-, three- and five-year periods. The Board noted that the Fund outperformed its benchmark, the Russell 2000 Index, for the one-year period, and underperformed the benchmark for the three- and five-year periods. The Board also considered the Fund’s tracking error versus its benchmark. The Board took into account the relatively small range in performance returns among the Performance

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Group/Universe. The Board noted that effective December 1, 2009, SAAMCo replaced AIGGIC as the Fund’s sub-adviser. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Small Cap Special Values Fund (sub-advised by Wells Capital and Dreman). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe and the Lipper VUF Small Cap Value Index for the one-year period and below the medians and the Index for the three-year period. In addition, the Board noted that the Fund outperformed its benchmark, the Russell 2000 Value Index, for the one-year period and underperformed the benchmark for the three-year period. The Board also noted that Dreman replaced Putnam Investment Management, LLC in September 2009 as one of the Fund’s sub-advisers, and that the Fund’s relative performance has improved since the sub-adviser change. The Board took into account management’s discussion of the Fund’s performance, the recent sub-adviser change, and its plans for the Fund and concluded that performance is being addressed.

•

Small-Mid Growth Fund (sub-advised by Wells Capital). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

At the August 2010 meeting, the Board approved the engagement of Century Capital as a co-sub-adviser of the Fund. The Board noted that Century Capital would replace Wells Capital’s Small-Mid Cap Growth team as the manager of the Fund’s Small-Mid Growth sleeve, and Wells Capital’s Small Cap Growth team would continue to the manage the Fund’s Small Growth sleeve. Century Capital and Wells Capital would each manage approximately 50% of the Fund’s assets. The Board considered that the sub-advisory fee rate payable to Century Capital would be the same as the sub-advisory fee rate payable to Wells Capital and, as a result, VALIC would not retain any more or less of its advisory fee.

The Board noted that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000® Growth Index, for the one- and three-year periods. Management presented information regarding the hypothetical historical returns of the Fund had it been managed by Century Capital and Wells Capital’s Small Growth team and reported that the hypothetical fund would have outperformed the Fund for the one-year period and would have been in line with the returns of the Morningstar Small Growth Category and Russell 2000 Growth Index for such period. The Board took into account management’s discussion of the Fund’s performance, the addition of a co-sub-adviser, and its continued monitoring of the Fund and concluded that management is addressing the Fund’s performance.

•

Stock Index Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of the Expense Universe, and that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and that the Fund outperformed the Lipper VUF S&P 500 Index for the one-year period, and that the Fund’s performance was below the medians of its Performance Group/Universe and that the Fund underperformed the Index for the three- and five-year periods. The Board also noted that the Fund underperformed its benchmark, the S&P 500 Index for the one-, three-, and five-year periods. The Board noted that dispersion between the performance of funds in its Performance Group/Universe was relatively small. The Board also considered the Fund’s tracking error versus its benchmark. The Board noted that SAAMCo replaced AIGGIC as the Fund’s sub-adviser in December 2009. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s performance has been satisfactory in light of all factors considered.

•

Value Fund (sub-advised by Oppenheimer). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2011.

The Board considered that the Fund’s performance was below the median of its Performance Group for the one- and five-year periods, and above the median of its Performance Group for the three-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the one-year period and above the median of its Performance Universe for the three- and five-year periods. The Board noted that the Fund underperformed the Lipper VUF Multi-Cap Value Index for the one- and three-year periods and outperformed the Index for the five-year period. The Board also noted that the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, and concluded that performance is being addressed.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

VALIC COMPANY I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that VC I also pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets).

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser and transfer agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to those Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that it the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein.

The Board reviewed the terms of the Century Capital Sub-Advisory Agreement, including the duties and responsibilities undertaken by Century Capital. It also noted that the Century Capital Sub-Advisory Agreement was the same in all material respects as the Sub-Advisory Agreement with Wells Capital, except for the name of the sub-adviser, the term of the agreements and the sub-advisory fee rate.

The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company I

SUPPLEMENT TO THE PROSPECTUS

Supplement to the Summary Prospectus dated October 1, 2010

In the Fund Summary for the Small-Mid Growth Fund (the “Fund”) under “Investment Manager,” the disclosure with respect to Edward Rick, IV as a portfolio manager of the Fund is deleted in its entirety. Linda Z. Freeman, Jeffrey S. Drummond, Jeffrey Harrison and Paul Carder will continue to serve as portfolio managers of the Fund.

Date: October 7, 2010

Supplement to the Summary Prospectus dated October 1, 2010

This supplement supersedes the supplement filed on December 30, 2010

Large Cap Core Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to Walter McCormick and Emory Sanders are deleted in their entirety. Effective January 18, 2011, the Fund is managed by a team of portfolio managers including W. Shannon Reid, CFA, Senior Portfolio Manager (team leader), David M. Chow, CFA, Portfolio Manager and Jay Zelko, Portfolio Manager.

Date: January 21, 2011

Supplement to the Summary Prospectus dated October 1, 2010

Value Fund. On January 25, 2011, the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of OppenheimerFunds, Inc. (“OppenheimerFunds”) as the sub-adviser to the Value Fund (the “Fund”) and approved the appointment of Wellington Management Company, LP (“Wellington Management”) as sub-adviser to the Fund. The Board approved an amendment to the existing investment sub-advisory agreement between VALIC and Wellington Management (the “Wellington Management Sub-advisory Agreement”) to specifically include the Fund.

With respect to the Wellington Management Sub-advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the sub-adviser change will be mailed to the shareholders of the Fund. The effective date of the Wellington Management Sub-advisory Agreement is on or about March 14, 2011. The following changes will take place upon the effective date of the Wellington Management Sub-advisory Agreement:

The Fund’s “Investment Objective” as reflected in its Fund Summary changes from seeking “capital appreciation” to seeking “long-term total return, which consists of capital appreciation and income.”

The first paragraph of the “Principal Investment Strategies of the Fund” as reflected in its Fund Summary is replaced with the following disclosure:

The Fund attempts to achieve its objective by investing in common stocks of companies that the sub-adviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples. The Fund employs a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, the portfolio manager currently focuses on securities of larger-size companies.

In addition, the second paragraph of the “Principal Investment Strategies of the Fund” section is amended to delete references to investments in fixed income securities and investments in cash and cash equivalents as a principal investment strategy of the Fund. Accordingly, the “Principal Risks of Investing in the Fund” section is amended to delete references to “Interest Rate Risk” as a principal investment risk of the Fund.

The “Investment Adviser” section of the Fund Summary is amended to delete OppenheimerFunds as the sub-adviser of the Fund and to reflect the engagement of “Wellington Management” as the new sub-adviser of the Fund and the addition of Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, as the portfolio manager of the Fund.

Date: January 28, 2011

VALIC Company I

SUPPLEMENT TO THE PROSPECTUS — (continued)

Supplement to the Summary Prospectus dated October 1, 2010

Mid Cap Strategic Growth Fund. On January 25, 2011, the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of PineBridge Investments, LLC (“PineBridge”) as the sub-adviser to the Mid Cap Strategic Growth Fund (the “Fund”) and approved the appointment of RCM Capital Management, LLC (“RCM”) as a co-sub-adviser to the Fund. Morgan Stanley Investment Management, Inc. will continue to manage a portion of the assets of the Fund. At the meeting, the Board approved an amendment to the existing investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and RCM (the “RCM Sub-Advisory Agreement”) to specifically include the Fund.

With respect to the RCM Sub-Advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the sub-adviser change will be mailed to the shareholders of the Fund.

The effective date of the RCM Sub-advisory Agreement is on or about March 14, 2011. Also, effective on such date, the “Investment Adviser” section of the Fund Summary is amended to delete PineBridge as a sub-adviser of the Fund and to reflect the addition of “RCM” as a co-sub-adviser of the Fund, and the addition of Louise M. Laufersweiler, Director, CIO of Small Cap and Mid Cap Equities and Senior Portfolio Manager of RCM, and Steven Klopukh, Director and Portfolio Manager of RCM, as portfolio managers of the Fund.

The change of sub-adviser did not result in any changes to the Fund’s principal investment objective, principal investment strategies or to the principal risks of investing in the Fund.

Date: January 28, 2011

VALIC Company I

PROXY VOTE

PROXY VOTING RESULTS – SPECIAL MEETING OF THE SHAREHOLDERS

A special joint meeting of the shareholders of VALIC Company I Core Value Fund (n/k/a Dividend Value Fund) was held on Friday, June 4, 2010. The Fund adopted the following proposal:

A new investment sub-advisory agreement between VALIC and SunAmerica, which provides that SunAmerica will manage a portion of the assets of the fund.

Votes in Favor	13,648,045.723
Votes Against	337,419.665
Votes Abstained	1,041,729.172

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Financial Management, Inc.

40 East 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

800 Scudders Mill Rd.

Plainsboro, NJ 08536

Bridgeway Capital Management, Inc.

5615 Kirby Drive

Suite 518

Houston, TX 77005-2448

Century Capital Management, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10020

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

Pinebridge Investments, LLC

70 Pine Street

New York, NY 10270

RCM Capital Management, LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Ft. Lauderdale, FL 33394

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Gibbons-Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Thomas A. Ward,

Vice President

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1.800.448.2542.

Account access

Manage your

VALIC account online today

CLICK

VALIC.com

CALL

1.800.448.2542

VISIT

your VALIC

financial advisor

Manage your account online!

Enjoy quick, easy and secure access—now or anytime.

Powerful features:

You’ll find a long list of powerful features to track and analyze your portfolio values with graphs and charts. You can print and download account transaction confirmations and tax statements, view transaction history and download it to Quicken using Direct ConnectSM. The Account Aggregation Feature allows you to display information from other accounts in addition to your VALIC accounts. Account information is also available for viewing on your cell phone or mobile device.

You can easily manage your personal profile to update your contact information (phone, address, e-mail), reset your password and more. Your financial advisor’s contact information is also readily accessible. You can also request forms for a variety of services.

With VALIC Online you can initiate account transactions including:

•Allocation changes

•Transfer money among investment options

•Rebalance account to your desired allocation mix

•Change contributions

Personal Deliver-e® is an electronic document delivery service with these attractive features:

•Elect to receive notification when account statements, certain regulatory documents and transaction confirmations are available for viewing and printing

•Select which notifications you want to receive electronically

•Days faster than paper delivery

•Less paper, less waste

Start exploring VALIC Online today!

>  Go to VALIC.com and click on Access Your Account in the “Links to Login” section

>  Click “Register Now” to begin the registration process

>  Enter the information to set up your security profile

>  Click “I Agree” to accept the VALIC access agreement (required)

>  Verify and/or update your address, e-mail and telephone number

>  Click “Continue” to update your record and proceed to the Summary screen

Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID GLASGOW, KY PERMIT NO. 207

VC 4873 (11/2010) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 08, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 08, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 08, 2011